As filed with the Securities and Exchange Commission on April 26, 2017
1933 Act Registration No. 333-138190
1940 Act Registration No. 811-08517
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 43
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 574
Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)
Lincoln ChoicePlus AssuranceSM (A Share/Class)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Kirkland L. Hicks, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on ___________, pursuant to paragraph (b) of Rule 485
/x/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2017

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Market Select® Advantage.  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering.  This Rate Sheet must be retained with the current prospectus.

For new Contractowners, the current Rate Sheet will be included with the prospectus. For existing Contractowners, current Rate Sheets will be mailed to you with your quarterly statement.  You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com.  This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The rates below apply for applications and/or rider election forms signed between April 15, 2017 and July 18, 2017. The Guaranteed Annual Income rates may be different than those listed below for applications signed after July 18, 2017.

The Guaranteed Annual Income amount is calculated when you elect the rider. Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.

Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-64	4.00%
65+	5.00%	65-74	4.50%
		75+	5.00%

The Guaranteed Income Benefit percentages may be different than those listed below for applications signed after July 18, 2017.

The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.

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i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.

Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted above. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

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THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2017

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected i4LIFE® Advantage Select Guaranteed Income Benefit.  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the i4LIFE® Advantage Select Guaranteed Income Benefit percentages that we are currently offering.  This Rate Sheet must be retained with the current prospectus.

For new Contractowners, the current Rate Sheet will be included with the prospectus. For existing Contractowners, current Rate Sheets will be mailed to you with your quarterly statement. You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The rates below apply for applications and/or rider election forms signed between April 15, 2017 and July 18, 2017.  The Guaranteed Income Benefit percentages may be different than those listed below for applications signed after July 18, 2017.

Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted above. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Income Benefit percentage rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Income Benefit percentage rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

*Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2017

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Max 6 SelectSM Advantage.  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the Guaranteed Annual Income rates that we are currently offering.  This Rate Sheet must be retained with the current prospectus.

For new Contractowners, the current Rate Sheet will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com.  This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The rates below apply for applications signed between May 22, 2017 and July 18, 2017. The rates may be different than those listed below for applications signed after July 18, 2017.

The initial Guaranteed Annual Income rate is based on your age as of the date of the first Guaranteed Annual Income withdrawal.  Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Guaranteed Annual Income rate will only increase upon an Automatic Annual Step-up, and will decrease once the Contract Value reaches zero.

The rates in Table A apply prior to the Contract Value reaching zero.  When the Contract Value reaches zero, Table B will always be used and, the Guaranteed Annual Income amount will be immediately recalculated to equal the Income Base multiplied by the applicable rate shown in Table B.   The rate in Table B will be based on the later of (a) your age at the time the first Guaranteed Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Automatic Annual Step-up.    If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Guaranteed Annual Income rate in Table B.

Table A				Table B
				Single Life & Joint
Single Life		Joint Life		Life
	GAI		GAI
Age	Rate	Age	Rate	Age	GAI Rate
55-58	4.00%	55-58	3.50%	55+	3.00%
59-64	5.00%	59-64	4.50%
65-74	6.00%	65-74	5.50%
75+	7.00%	75+	6.50%

In order to receive the rates indicated in this Rate Sheet, your application must be signed and dated on or before the last day of the effective period noted above. We must receive your application in Good Order within 10 days from the date you sign your application, and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

1

Subject to the rules above, if the Guaranteed Annual Income rates that we are currently offering on the day the contract is issued are higher than the rates we were offering on the date you signed your application and have not decreased, you will receive the higher set of rates.  If the rates have decreased when we compare the Guaranteed Annual Income rates that we are offering on the day you signed your application to the set of rates that we are offering on the day your contract is issued, your contract will be issued with the rates that were in effect on the day you signed your application, subject to meeting the rules above.

2

Prospectus 1

Lincoln ChoicePlus AssuranceSM (A Share)
Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2017
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583
This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract can be purchased primarily as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. This prospectus is used by both new purchasers and current Contractowners. Certain benefits described in this prospectus are no longer available.
The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
The minimum initial Gross Purchase Payment for the contract is $1,500 ($10,000 if sold as part of a fee-based plan). The minimum initial Gross Purchase Payment for nonqualified contracts sold as part of a Fee-Based Financial Plan where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 90 (subject to additional terms and limitations, and Home Office approval) is $50,000. Additional Gross Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. Upon advance written notice, we reserve the right to limit, restrict, or suspend Purchase Payments made to the contract.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Net Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, an Interest Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.
All Net Purchase Payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Small/Mid Cap Value Portfolio
ALPS Variable Investment Trust:
ALPS/Stadion Core ETF Portfolio*
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund*
American Funds Insurance Series®:
American Funds Global Growth Fund*
American Funds Global Small Capitalization Fund*
American Funds Growth Fund*
American Funds Growth-Income Fund*
American Funds International Fund*
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® High Yield Series*
Delaware VIP® Limited-Term Diversified Income Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
(formerly Delaware VIP® Smid Cap Growth Series)
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Variable Insurance Trust:
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund*
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio*
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Growth Portfolio*
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth*
Lincoln Variable Insurance Products Trust:
LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP American Global Growth Fund*
LVIP American Global Small Capitalization Fund*
LVIP American Growth Fund*
LVIP American Growth-Income Fund*
LVIP American International Fund*
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock Scientific Allocation Fund*
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Core Equity Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP Clarion Global Real Estate Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund*
(formerly LVIP Delaware Foundation® Aggressive Allocation Fund)
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Managed Volatility Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund*
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP Managed Risk Profile 2010 Fund*
LVIP Managed Risk Profile 2020 Fund*
LVIP Managed Risk Profile 2030 Fund*
LVIP Managed Risk Profile 2040 Fund*
LVIP MFS International Equity Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP Select Core Equity Managed Volatility Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund

LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
LVIP Western Asset Core Bond Fund*
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio*
Putnam Variable Trust:
Putnam VT George Putnam Balanced Fund
*Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
1 Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
2 Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
3 The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of such parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Gross Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

Special Terms
In this prospectus, the following terms have the indicated meanings:
5% Enhancement—A feature under certain Living Benefit Riders in which the Guaranteed Amount or Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5%, subject to certain conditions.
6% Enhancement—A feature under Lincoln Max 6 SelectSM Advantage in which an enhancement amount, equal to 6% of the Enhancement Base minus Purchase Payments received in the preceding Benefit Year, will be added to the Income Base, subject to certain conditions.
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Automatic Annual Step-up—Under certain Living Benefit Riders, the Guaranteed Amount or Income Base and/or Enhance-
ment Base will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under certain Living Benefit Riders, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement Base—Under Lincoln Max 6 SelectSM Advantage, a value used to calculate the amount added to the Income Base when a 6% Enhancement occurs. The amount of the Enhancement Base is equal to your initial Purchase Payment, and is adjusted as set forth in this prospectus.
Enhancement Period—Under certain Living Benefit Riders, the 10-year period during which the 5% Enhancement or 6% Enhancement is in effect. A new Enhancement Period may begin each time an Automatic Annual Step-up to the Contract Value occurs, depending on which Living Benefit Rider you have elected, and subject to certain conditions.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Fee-Based Financial Plan—A wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the Contractowner pays the investment firm/professional directly for services. Different charges and expenses apply to contracts purchased as part of a Fee-Based Financial Plan.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Gross Purchase Payments—Amounts paid into the contract before deduction of the sales charge. References to Purchase Payments refer to Gross Purchase Payments unless otherwise stated.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Annual Income—The guaranteed periodic withdrawal amount available from the contract each Benefit Year for life under certain Living Benefit Riders.
Guaranteed Annual Income Amount Annuity Payout Option—A payout option available under certain Living Benefit Riders in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Income Base—Under certain Living Benefit Riders, a value used to calculate either the Guaranteed Annual Income amount or the minimum payouts under your contract at a later date. The amount of the Income Base may vary based on when you elect the rider, and is adjusted as set forth in this prospectus.
Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum guarantee while you are alive. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option — A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Net Purchase Payments—The Gross Purchase Payment amount less the sales charge. The Net Purchase Payment is the amount placed in the fixed account and/or the variable account.
Nursing Home Enhancement—A feature that will increase the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0 or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current Guaranteed Annual Income rates under Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, and the Guaranteed Income Benefit percentages under i4LIFE® Advantage Select Guaranteed Income Benefit.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under certain Living Benefit Riders, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Selling Group Individuals—A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a registered representative under contract with us:
•	Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and for contracts purchased prior to November 9, 2009 only, their spouses and minor children.
•	Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. The premium tax rates range from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
Sales charge (as a percentage of Gross Purchase Payments):[1]	5.50%
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period of the fixed account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

[1]	The sales charge percentage decreases as the value accumulated under certain of the owner’s investment increases. For contracts purchased prior to February 8, 2010, the maximum sales charge is 5.75%. The sales charge will be waived for contracts purchased as part of a Fee-Based Financial Plan. See Charges and Other Deductions.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk).
•	Table D reflects the expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage.
•	Table E reflects the expenses for i4LIFE® Advantage for Contractowners who transition from 4LATER® Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
	A –Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan

		Prior to May 22, 2017	On and after May 22, 2017
Annual Account Fee:[1]	$20	N/A	$50
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):[2,3]
Estate Enhancement Benefit (EEB)
Mortality and Expense Risk Charge	1.15%	1.00%	N/A
Administrative Charge	0.10%	0.10%	N/A
Total Separate Account Expenses	1.25%	1.10%	N/A
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	0.95%	0.80%	0.45%
Administrative Charge	0.10%	0.10%	0.10%
Total Separate Account Expenses	1.05%	0.90%	0.55%
Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	0.70%	0.55%	0.20%
Administrative Charge	0.10%	0.10%	0.10%
Total Separate Account Expenses	0.80%	0.65%	0.30%

Account Value Death Benefit
Mortality and Expense Risk Charge	0.65%	0.50%	0.10%
Administrative Charge	0.10%	0.10%	0.10%
Total Separate Account Expenses	0.75%	0.60%	0.20%

	Single Life	Joint Life
Optional Living Benefit Rider Charges:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk):[4,5]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
Lincoln Market Select® Advantage:[6]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Max 6 SelectSM Advantage:[7]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
4LATER® Select Advantage:[8]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Lifetime IncomeSM Advantage:[9]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus	0.15%	0.15%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[10]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[10]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[11]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
4LATER® Advantage (Managed Risk):[12]
Guaranteed Maximum Charge	2.00%	2.00%
Current Charge	1.05%	1.25%
Lincoln Long-Term CareSM Advantage:
Acceleration Benefit Charge[13]
Guaranteed Maximum Charge Level Benefit or Growth Benefit	1.50%	N/A
Current Charge Growth Benefit	0.50%	N/A
Current Charge Level Benefit	0.35%	N/A
Extension Benefit Charge[14]
Guaranteed Maximum Charge	N/A	N/A
Current Charge (Contractowners ages 70-74)	0.76%	N/A
Optional Nonforfeiture Benefit Charge[15]
Guaranteed Maximum Charge	N/A	N/A
Current Charge (Contractowners ages 70-74)	0.14%	N/A
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value unless your contract was purchased as part of a Fee-Based Financial Plan on and after May 22, 2017. We do not assess the account fee on contracts issued to Selling Group individuals, or individuals who purchased the contract as part of a Fee-Based Financial Plan prior to May 22, 2017.
[2]	For contracts purchased prior to November 15, 2010 (prior to June 30, 2010 for contracts purchased as part of a Fee-Based Financial Plan), the total annual charges are as follows: EEB 1.10%; EGMDB 0.90%; Guarantee of Principal 0.75%; Account Value 0.65%. In the event of a subsequent Death Benefit change, the charge will be based on the charges in effect at the time the contract was purchased.

[3]	A mortality and expense risk and administrative charge of 0.75% of the Contract Value is charged for A-Share contracts on and after the Annuity Commencement Date. The charge is 0.20% of the Contract Value on contracts purchased as part of a Fee-Based Financial Plan on and after May 22, 2017, or 0.60% of Contract Value on contracts purchased as part of a Fee-Based Financial Plan between June 30, 2010 and prior to May 22, 2017. The charge is 0.60% of Contract Value for A-Share contracts purchased prior to November 15, 2010.
[4]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge for a discussion of these changes to the Income Base.
[5]	The charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase.
[6]	As an annualized percentage of the Income Base, as increased by subsequent Purchase Payments, 5% Enhancements, and/or Automatic Annual Step-ups, and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Lincoln Market Select® Advantage Charge for more information.
[7]	As an annualized percentage of the Income Base, as increased by subsequent Purchase Payments, 6% Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Lincoln Max 6 SelectSM Advantage Charge for more information.
[8]	As an annualized percentage of the Income Base, as increased by subsequent Purchase Payments, 5% Enhancements, and Automatic Annual Step-ups, and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – 4LATER® Select Advantage Charge for more information.
[9]	As an annualized percentage of the Guaranteed Amount as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the 200% step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage Charge for more information.
[10]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders purchased prior to December 3, 2012, the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. See Charges and Other Deductions – Lincoln SmartSecurity® Advantage Charge for more information.
[11]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, automatic 15% enhancements, and resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions – 4LATER® Advantage Charge for more information.
[12]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – 4LATER® Advantage (Managed Risk) Charge for a discussion of these changes to the Income Base.
[13]	The Acceleration Benefit Charge rate is assessed against the LTC Guaranteed Amount as of the date the charge is deducted up to the maximum allowable charge rate of 1.50% of the LTC Guaranteed Amount. The Acceleration Benefit Charge percentage rates are different for the Level Benefit and Growth Benefit. See Charges and Other Deductions – Lincoln Long-Term CareSM Advantage Charges for more information.
[14]	The Extension Benefit Charge rate is assessed against the Extension Benefit as of the date the charge is deducted. The charge varies based upon your age as of the contract date. There is no maximum guaranteed charge for the Extension Benefit. The current Extension Benefit Charge rate may increase after the contract date subject to prior state regulatory approval, although it will be increased for all Contractowners in the same class as determined in a nondiscriminatory manner. The highest current charge rate will be 0.68% (0.17% quarterly) for contracts issued in the following states: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. For all other states, the highest charge rate will be 0.76% (0.19% quarterly). See Charges and Other Deductions – Lincoln Long-Term CareSM Advantage Charges for more information.
[15]	The Optional Nonforfeiture Benefit Charge rate is assessed against the Extension Benefit as of the date the charge is deducted. The charge varies based upon your age as of the contract date. There is no maximum guaranteed charge for the Optional Nonforfeiture Benefit. The current Optional Nonforfeiture Benefit Charge rate may increase after the contract date subject to prior state regulatory approval, although it will be the same for all Contractowners in the same class as determined in a nondiscriminatory manner. The highest current charge rate will be 0.14% (0.035% quarterly) for the state of Texas, 0.13% (0.0325% quarterly) for the state of California, and 0.11% (0.0275% quarterly) for contracts issued in the following states: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. For all other states, the highest charge rate will be 0.12% (0.03% quarterly). See Charges and Other Deductions – Lincoln Long-Term CareSM Advantage Charges for more information.

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan

		Prior to May 22, 2017	On and after May 22, 2017
Annual Account Fee:[1]	$20	N/A	$50

i4LIFE® Advantage without a Guaranteed Income Benefit rider:[2]	Single/Joint Life	Single/Joint Life	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.45%	1.30%	0.95%
Guarantee of Principal Death Benefit	1.20%	1.05%	0.70%
Account Value Death Benefit	1.15%	1.00%	0.60%

	A-Share Contracts		Contracts Purchased as Part of a Fee-Based Financial Plan

			Prior to May 22, 2017		On and after May 22, 2017
i4LIFE® Advantage Select Guaranteed Income Benefit:[3]	Single Life	Joint Life	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.70%	3.90%	3.55%	3.75%	3.20%	3.40%
Current Charge	2.40%	2.60%	2.25%	2.45%	1.90%	2.10%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.45%	3.65%	3.30%	3.50%	2.95%	3.15%
Current Charge	2.15%	2.35%	2.00%	2.20%	1.65%	1.85%
Account Value Death Benefit
Guaranteed Maximum Charge	3.40%	3.60%	3.25%	3.45%	2.85%	3.05%
Current Charge	2.10%	2.30%	1.95%	2.15%	1.55%	1.75%

	A-Share Contracts		Contracts Purchased as Part of a Fee-Based Financial Plan

			Prior to May 22, 2017		On and after May 22, 2017
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4):[4]	Single Life	Joint Life	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.45%	3.45%	3.30%	3.30%	2.95%	2.95%
Current Charge	2.10%	2.30%	1.95%	2.15%	1.60%	1.80%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.20%	3.20%	3.05%	3.05%	2.70%	2.70%
Current Charge	1.85%	2.05%	1.70%	1.90%	1.35%	1.55%
Account Value Death Benefit
Guaranteed Maximum Charge	3.15%	3.15%	3.00%	3.00%	2.60%	2.60%
Current Charge	1.80%	2.00%	1.65%	1.85%	1.25%	1.45%

	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan

		Prior to May 22, 2017	On and after May 22, 2017
i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[5]	Single/Joint Life	Single/Joint Life	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	2.95%	2.80%	N/A
Current Charge	1.95%	1.80%	N/A
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	2.70%	2.55%	N/A
Current Charge	1.70%	1.55%	N/A
Account Value Death Benefit
Guaranteed Maximum Charge	2.65%	2.50%	N/A
Current Charge	1.65%	1.50%	N/A
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value unless your contract was purchased as part of a Fee-Based Financial Plan on and after May 22, 2017. We do not assess the account fee on contracts issued to Selling Group individuals, or individuals who purchased the contract as part of a Fee-Based Financial Plan prior to May 22, 2017.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for further information. These charges continue during the Access Period. For all contracts purchased prior to November 15, 2010 (prior to June 30 2010 for contracts purchased as part of a Fee-Based Financial Plan), the annual charge rates are as follows: EGMDB 1.30%; Guarantee of Principal 1.15%; Account Value 1.05%. The i4LIFE® Advantage charge rate is reduced to 1.15% during the Lifetime Income Period, or 1.00% for contracts purchased as part of a Fee-Based Financial Plan prior to May 22, 2017 and 0.60% for contracts purchased as part of Fee-Based Financial Plan on and after May 22, 2017.
[3]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.95% of Account Value for the single life option and 1.15% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.25% (2.45% joint life option). These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge rate of 1.15% (1.00% for contracts purchased as part of a Fee-Based Financial Plan prior to May 22, 2017 and 0.60% for contracts purchased as part of a Fee-Based Financial Plan on and after May 22, 2017). See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
[4]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.15%, or 1.00% for contracts purchased as part of a Fee-Based Financial Plan prior to May 22, 2017 and 0.60% for contracts purchased as part of a Fee-Based Financial Plan on and after May 22, 2017. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information. These charges apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[5]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.50% of Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.15% (1.00% for contracts purchased as part of a Fee-Based Financial Plan). The charge rate may change to the current charge rate in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge rate. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information. Contractowners with contracts that were part of a Fee-Based Financial Plan prior to June 30, 2010 will pay a higher charge based upon higher Mortality and Expense Risk charges. See your contract for your specific charge.

TABLE C
Expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who Transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk)1
	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan

		Prior to May 22, 2017	On and after May 22, 2017
Annual Account Fee:[2]	$20	N/A	$50
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk):	Single/Joint Life	Single/Joint Life	Single/Joint Life
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.05%	0.90%	0.55%
Guarantee of Principal Death Benefit	0.80%	0.65%	0.30%
Account Value Death Benefit	0.75%	0.60%	0.20%

	All Contracts
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk):[3,4]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
[1]	These charges also apply to Lincoln Lifetime IncomeSM Advantage 2.0 purchasers who elect i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[2]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value unless your contract was purchased as part of a Fee-Based Financial Plan on and after May 22, 2017. We do not assess the account fee on contracts issued to Selling Group individuals, or individuals who purchased the contract as part of a Fee-Based Financial Plan prior to May 22, 2017.
[3]	As an annualized percentage of the greater of the Income Base (associated with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) current charge rate. (The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider for more information.
[4]	As an annualized percentage of the greater of the Income Base (associated with the 4LATER® Advantage (Managed Risk)) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the 4LATER® Advantage (Managed Risk) current charge rate. (The 4LATER® Advantage (Managed Risk) charge continues to be a factor in determining the i4LIFE® Advantage with Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider for more information.

TABLE D
Expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who Transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage
	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan

		Prior to May 22, 2017	On and after May 22, 2017
Annual Account Fee:[1]	$20	N/A	$50
i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage:	Single/Joint Life	Single/Joint Life	Single/Joint Life
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.05%	0.90%	0.55%
Guarantee of Principal Death Benefit	0.80%	0.65%	0.30%
Account Value Death Benefit	0.75%	0.60%	0.20%

	All Contracts
i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage:[2,3]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value unless your contract was purchased as part of a Fee-Based Financial Plan on and after May 22, 2017. We do not assess the account fee on contracts issued to Selling Group individuals, or individuals who purchased the contract as part of a Fee-Based Financial Plan prior to May 22, 2017.
[2]	As an annualized percentage of the greater of the Income Base (associated with Lincoln Market Select® Advantage) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the Lincoln Market Select® Advantage current charge rate. (The Lincoln Market Select® Advantage charge continues to be a factor in determining the i4LIFE® Advantage Select Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from a Prior Rider for more information.
[3]	As an annualized percentage of the greater of the Income Base (associated with 4LATER® Select Advantage) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the 4LATER® Select Advantage current charge rate. (The 4LATER® Select Advantage charge continues to be a factor in determining the i4LIFE® Advantage Select Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider for more information.

TABLE E
Expenses for i4LIFE® Advantage for Contractowners who Transition from 4LATER® Advantage
	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan prior to May 22, 2017
Annual Account Fee:[1]	$20	N/A

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for Contractowners who transition from 4LATER® Advantage:[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	2.95%	2.80%
Current Charge	2.10%	1.95%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	2.70%	2.55%
Current Charge	1.85%	1.70%
Account Value Death Benefit
Guaranteed Maximum Charge	2.65%	2.50%
Current Charge	1.80%	1.65%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value. We do not assess the account fee on contracts issued to Selling Group Individuals, to individuals who purchased the contract as part of a Fee-Based Financial Plan prior to May 22, 2017, or on contracts issued before August 15, 2003.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.15%, or 1.00% for contracts purchased as part of a Fee-Based Financial Plan. The charge rate will change to the current charge rate in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge rate. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2016. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.49%	2.25%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.49%	1.61%
*	Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2018.
The following table shows the expenses charged by each fund for the year ended December 31, 2016:
(as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
AB VPS Global Thematic Growth Portfolio - Class B	0.75%		0.25%		0.31%		0.00%		1.31%	0.00%	1.31%
AB VPS Small/Mid Cap Value Portfolio - Class B	0.75%		0.25%		0.08%		0.00%		1.08%	0.00%	1.08%

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
ALPS/Stadion Core ETF Portfolio - Class III(1)	0.50%		0.25%		0.83%		0.18%		1.76%	-0.43%	1.33%
American Century VP Balanced Fund - Class II(2)	0.90%		0.25%		0.01%		0.00%		1.16%	-0.09%	1.07%
American Century VP Large Company Value Fund - Class II(2)	0.80%		0.25%		0.01%		0.00%		1.06%	-0.11%	0.95%
American Funds Global Growth Fund - Class 2	0.53%		0.25%		0.03%		0.00%		0.81%	0.00%	0.81%
American Funds Global Small Capitalization Fund - Class 2	0.70%		0.25%		0.04%		0.00%		0.99%	0.00%	0.99%
American Funds Growth Fund - Class 2	0.33%		0.25%		0.02%		0.00%		0.60%	0.00%	0.60%
American Funds Growth-Income Fund - Class 2	0.27%		0.25%		0.02%		0.00%		0.54%	0.00%	0.54%
American Funds International Fund - Class 2	0.50%		0.25%		0.04%		0.00%		0.79%	0.00%	0.79%
BlackRock Global Allocation V.I. Fund - Class III(3)	0.63%		0.25%		0.24%		0.00%		1.12%	-0.13%	0.99%
ClearBridge Variable Large Cap Growth Portfolio - Class II(4)	0.75%		0.25%		0.14%		0.00%		1.14%	-0.09%	1.05%
ClearBridge Variable Mid Cap Portfolio - Class II	0.75%		0.25%		0.12%		0.00%		1.12%	0.00%	1.12%
Delaware VIP® Diversified Income Series - Service Class(5)	0.58%		0.30%		0.09%		0.00%		0.97%	-0.05%	0.92%
Delaware VIP® Emerging Markets Series - Service Class(6)	1.25%		0.30%		0.15%		0.00%		1.70%	-0.09%	1.61%
Delaware VIP® High Yield Series - Service Class(7)	0.65%		0.30%		0.10%		0.00%		1.05%	-0.05%	1.00%
Delaware VIP® Limited-Term Diversified Income Series - Service Class(8)	0.48%		0.30%		0.07%		0.00%		0.85%	-0.05%	0.80%
Delaware VIP® REIT Series - Service Class(8)	0.75%		0.30%		0.08%		0.00%		1.13%	-0.05%	1.08%
Delaware VIP® Small Cap Value Series - Service Class(8)	0.72%		0.30%		0.07%		0.00%		1.09%	-0.05%	1.04%
Delaware VIP® Smid Cap Core Series - Service Class(9)	0.74%		0.30%		0.08%		0.00%		1.12%	-0.05%	1.07%
Delaware VIP® U.S. Growth Series - Service Class(8)	0.65%		0.30%		0.09%		0.00%		1.04%	-0.05%	0.99%
Delaware VIP® Value Series - Service Class (8)	0.63%		0.30%		0.07%		0.00%		1.00%	-0.05%	0.95%
Deutsche Alternative Asset Allocation VIP Portfolio - Class B(10)	0.33%		0.25%		0.27%		1.08%		1.93%	-0.32%	1.61%
Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.55%		0.25%		0.08%		0.00%		0.88%	0.00%	0.88%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2(11)	0.25%		0.25%		0.00%		0.51%		1.01%	-0.15%	0.86%
Fidelity® VIP Growth Portfolio - Service Class 2	0.55%		0.25%		0.09%		0.00%		0.89%	0.00%	0.89%
Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.55%		0.25%		0.08%		0.00%		0.88%	0.00%	0.88%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I(12)	0.60%		0.25%		0.44%		0.00%		1.29%	-0.09%	1.20%
Franklin Income VIP Fund - Class 2(13)	0.45%		0.25%		0.02%		0.02%		0.74%	-0.03%	0.71%
Franklin Income VIP Fund - Class 4(13)	0.45%		0.35%		0.02%		0.02%		0.84%	-0.03%	0.81%
Franklin Mutual Shares VIP Fund - Class 2	0.69%		0.25%		0.03%		0.00%		0.97%	0.00%	0.97%
Franklin Mutual Shares VIP Fund - Class 4	0.69%		0.35%		0.03%		0.00%		1.07%	0.00%	1.07%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	0.12%		0.25%		0.27%		0.00%		0.64%	0.00%	0.64%
Invesco V.I. International Growth Fund - Series II Shares(14)	0.71%		0.25%		0.21%		0.01%		1.18%	-0.01%	1.17%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2(15)	0.40%		0.25%		0.24%		0.01%		0.90%	-0.05%	0.85%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2(16)	0.60%		0.25%		0.61%		0.26%		1.72%	-0.43%	1.29%
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class(17)	0.75%		0.35%		0.10%		0.84%		2.04%	-0.79%	1.25%
LVIP American Global Growth Fund - Service Class II(18)	0.53%		0.55%		0.13%		0.00%		1.21%	0.00%	1.21%
LVIP American Global Small Capitalization - Service Class II(19)	0.70%		0.55%		0.19%		0.00%		1.44%	-0.05%	1.39%
LVIP American Growth Fund - Service Class II(20)	0.33%		0.55%		0.11%		0.00%		0.99%	0.00%	0.99%
LVIP American Growth-Income Fund - Service Class II(21)	0.27%		0.55%		0.09%		0.00%		0.91%	0.00%	0.91%
LVIP American International Fund - Service Class II(20)	0.50%		0.55%		0.13%		0.00%		1.18%	0.00%	1.18%
LVIP Baron Growth Opportunities Fund - Service Class(22)	1.00%		0.25%		0.08%		0.00%		1.33%	-0.12%	1.21%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class(23)	0.72%		0.25%		0.10%		0.01%		1.08%	-0.12%	0.96%
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class(24)	0.75%		0.35%		0.06%		0.72%		1.88%	-0.67%	1.21%

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class(25)	0.25%		0.35%		0.18%		0.13%		0.91%	-0.06%	0.85%
LVIP BlackRock Inflation Protected Bond Fund - Service Class(26)	0.42%		0.25%		0.08%		0.01%		0.76%	0.00%	0.76%
LVIP BlackRock Scientific Allocation Fund - Service Class(27)	0.75%		0.25%		0.26%		0.00%		1.26%	-0.28%	0.98%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class(28)	0.25%		0.35%		0.16%		0.11%		0.87%	-0.04%	0.83%
LVIP Blended Core Equity Managed Volatility Fund - Service Class(29)	0.64%		0.35%		0.10%		0.69%		1.78%	-0.74%	1.04%
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class(30)	0.74%		0.25%		0.10%		0.01%		1.10%	-0.10%	1.00%
LVIP Blended Mid Cap Managed Volatility Fund - Service Class(31)	0.74%		0.25%		0.12%		0.01%		1.12%	-0.10%	1.02%
LVIP Clarion Global Real Estate Fund - Service Class(32)	0.69%		0.25%		0.09%		0.00%		1.03%	0.00%	1.03%
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class(33)	0.69%		0.35%		0.15%		0.73%		1.92%	-0.74%	1.18%
LVIP Delaware Bond Fund - Service Class(32)	0.31%		0.35%		0.07%		0.00%		0.73%	0.00%	0.73%
LVIP Delaware Diversified Floating Rate Fund - Service Class(34)	0.58%		0.25%		0.08%		0.00%		0.91%	-0.03%	0.88%
LVIP Delaware Social Awareness Fund - Service Class(32)	0.38%		0.35%		0.09%		0.00%		0.82%	0.00%	0.82%
LVIP Delaware Special Opportunities Fund - Service Class(32)	0.39%		0.35%		0.08%		0.00%		0.82%	0.00%	0.82%
LVIP Delaware Wealth Builder Fund - Service Class(35)	0.75%		0.25%		0.19%		0.00%		1.19%	-0.23%	0.96%
LVIP Dimensional International Core Equity Fund - Service Class(36)	0.75%		0.25%		0.38%		0.00%		1.38%	-0.45%	0.93%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class(37)	0.25%		0.25%		0.08%		0.52%		1.10%	-0.04%	1.06%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class(32)	0.35%		0.35%		0.08%		0.00%		0.78%	0.00%	0.78%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class(38)	0.72%		0.25%		0.09%		0.00%		1.06%	-0.29%	0.77%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class(39)	0.25%		0.25%		0.07%		0.31%		0.88%	0.00%	0.88%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class(40)	0.25%		0.25%		0.06%		0.14%		0.70%	-0.05%	0.65%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class(26)	0.65%		0.25%		0.10%		0.01%		1.01%	0.00%	1.01%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class(41)	0.75%		0.25%		0.74%		0.51%		2.25%	-1.07%	1.18%
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class(42)	0.65%		0.35%		0.09%		0.58%		1.67%	-0.69%	0.98%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class(43)	0.25%		0.25%		0.05%		0.43%		0.98%	0.00%	0.98%
LVIP Global Growth Allocation Managed Risk Fund - Service Class(26)	0.25%		0.25%		0.05%		0.42%		0.97%	0.00%	0.97%
LVIP Global Income Fund - Service Class(44)	0.65%		0.25%		0.10%		0.01%		1.01%	-0.07%	0.94%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class(26)	0.25%		0.25%		0.05%		0.44%		0.99%	0.00%	0.99%
LVIP Goldman Sachs Income Builder Fund - Service Class(45)	0.65%		0.25%		0.72%		0.01%		1.63%	-0.62%	1.01%
LVIP Government Money Market Fund - Service Class(32)	0.38%		0.25%		0.09%		0.00%		0.72%	0.00%	0.72%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class(46)	0.60%		0.35%		0.10%		0.65%		1.70%	-0.63%	1.07%
LVIP Invesco Select Equity Managed Volatility Fund - Service Class(47)	0.65%		0.35%		0.12%		0.48%		1.60%	-0.63%	0.97%
LVIP JPMorgan High Yield Fund - Service Class(48)	0.63%		0.25%		0.08%		0.00%		0.96%	-0.03%	0.93%
LVIP JPMorgan Retirement Income Fund - Service Class(49)	0.75%		0.25%		0.16%		0.27%		1.43%	-0.46%	0.97%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class(50)	0.71%		0.25%		0.09%		0.01%		1.06%	0.00%	1.06%
LVIP Managed Risk Profile 2010 Fund - Service Class(51)	0.25%		0.25%		0.21%		0.42%		1.13%	-0.16%	0.97%
LVIP Managed Risk Profile 2020 Fund - Service Class(51)	0.25%		0.25%		0.10%		0.40%		1.00%	-0.05%	0.95%
LVIP Managed Risk Profile 2030 Fund - Service Class(52)	0.25%		0.25%		0.10%		0.42%		1.02%	-0.05%	0.97%
LVIP Managed Risk Profile 2040 Fund - Service Class(52)	0.25%		0.25%		0.12%		0.43%		1.05%	-0.07%	0.98%
LVIP MFS International Equity Managed Volatility Fund - Service Class(53)	0.85%		0.25%		0.09%		0.75%		1.94%	-0.74%	1.20%

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP MFS International Growth Fund - Service Class(54)	0.82%		0.25%		0.09%		0.00%		1.16%	-0.10%	1.06%
LVIP MFS Value Fund - Service Class(32)	0.61%		0.25%		0.08%		0.00%		0.94%	0.00%	0.94%
LVIP Mondrian International Value Fund - Service Class(32)	0.68%		0.25%		0.08%		0.00%		1.01%	0.00%	1.01%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class(55)	0.25%		0.35%		0.25%		0.50%		1.35%	-0.15%	1.20%
LVIP PIMCO Low Duration Bond Fund - Service Class(56)	0.50%		0.25%		0.16%		0.00%		0.91%	-0.03%	0.88%
LVIP Select Core Equity Managed Volatility Fund - Service Class(57)	0.70%		0.35%		0.08%		0.56%		1.69%	-0.68%	1.01%
LVIP SSGA Bond Index Fund - Service Class(58)	0.40%		0.25%		0.07%		0.00%		0.72%	-0.12%	0.60%
LVIP SSGA Conservative Index Allocation Fund - Service Class(59)	0.25%		0.25%		0.11%		0.29%		0.90%	-0.16%	0.74%
LVIP SSGA Conservative Structured Allocation Fund - Service Class(60)	0.25%		0.25%		0.08%		0.31%		0.89%	-0.10%	0.79%
LVIP SSGA Developed International 150 Fund - Service Class(61)	0.33%		0.25%		0.09%		0.00%		0.67%	-0.01%	0.66%
LVIP SSGA Emerging Markets 100 Fund - Service Class(62)	0.34%		0.25%		0.14%		0.00%		0.73%	-0.01%	0.72%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class(63)	0.40%		0.25%		0.06%		0.27%		0.98%	-0.10%	0.88%
LVIP SSGA International Index Fund - Service Class(64)	0.40%		0.25%		0.12%		0.00%		0.77%	-0.11%	0.66%
LVIP SSGA International Managed Volatility Fund - Service Class(65)	0.76%		0.25%		0.10%		0.38%		1.49%	-0.61%	0.88%
LVIP SSGA Large Cap 100 Fund - Service Class(66)	0.31%		0.25%		0.07%		0.00%		0.63%	-0.01%	0.62%
LVIP SSGA Large Cap Managed Volatility Fund - Service Class(67)	0.70%		0.25%		0.09%		0.20%		1.24%	-0.54%	0.70%
LVIP SSGA Mid-Cap Index Fund - Service Class(32)	0.27%		0.25%		0.09%		0.00%		0.61%	0.00%	0.61%
LVIP SSGA Moderate Index Allocation Fund - Service Class(68)	0.25%		0.25%		0.07%		0.29%		0.86%	-0.10%	0.76%
LVIP SSGA Moderate Structured Allocation Fund - Service Class(69)	0.25%		0.25%		0.06%		0.32%		0.88%	-0.10%	0.78%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class(69)	0.25%		0.25%		0.07%		0.29%		0.86%	-0.10%	0.76%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class(68)	0.25%		0.25%		0.06%		0.33%		0.89%	-0.10%	0.79%
LVIP SSGA S&P 500 Index Fund - Service Class(32)	0.17%		0.25%		0.07%		0.00%		0.49%	0.00%	0.49%
LVIP SSGA Small-Cap Index Fund - Service Class(32)	0.32%		0.25%		0.08%		0.00%		0.65%	0.00%	0.65%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class(70)	0.34%		0.25%		0.10%		0.00%		0.69%	-0.01%	0.68%
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class(71)	0.90%		0.25%		0.09%		0.34%		1.58%	-0.74%	0.84%
LVIP T. Rowe Price Growth Stock Fund - Service Class(32)	0.65%		0.25%		0.07%		0.00%		0.97%	0.00%	0.97%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class(32)	0.70%		0.25%		0.08%		0.00%		1.03%	0.00%	1.03%
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class(72)	0.70%		0.25%		0.06%		0.52%		1.53%	-0.45%	1.08%
LVIP Vanguard Domestic Equity ETF Fund - Service Class(73)	0.25%		0.25%		0.07%		0.08%		0.65%	-0.05%	0.60%
LVIP Vanguard International Equity ETF Fund - Service Class(74)	0.25%		0.25%		0.09%		0.13%		0.72%	-0.05%	0.67%
LVIP Wellington Capital Growth Fund - Service Class(32)	0.69%		0.25%		0.09%		0.00%		1.03%	0.00%	1.03%
LVIP Wellington Mid-Cap Value Fund - Service Class(75)	0.86%		0.25%		0.11%		0.00%		1.22%	-0.07%	1.15%
LVIP Western Asset Core Bond Fund - Service Class(76)	0.45%		0.25%		0.08%		0.02%		0.80%	0.00%	0.80%
MFS® VIT Growth Series - Service Class	0.72%		0.25%		0.04%		0.00%		1.01%	0.00%	1.01%
MFS® VIT Total Return Series - Service Class(77)	0.67%		0.25%		0.04%		0.00%		0.96%	-0.08%	0.88%
MFS® VIT Utilities Series - Service Class	0.73%		0.25%		0.05%		0.00%		1.03%	0.00%	1.03%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class(78)	0.74%		0.25%		0.29%		0.14%		1.42%	-0.14%	1.28%
Putnam VT George Putnam Balanced Fund - Class IB	0.53%		0.25%		0.21%		0.00%		0.99%	0.00%	0.99%
QS Variable Conservative Growth - Class II(79)	0.00%		0.25%		0.13%		0.69%		1.07%	0.00%	1.07%
Templeton Global Bond VIP Fund - Class 2(80)	0.46%		0.25%		0.07%		0.02%		0.80%	-0.05%	0.75%
(1)	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs and other investment companies. ALPS Advisors, Inc. (the “Adviser”) and Stadion Money Management, LLC (the “Sub-Adviser”) have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.65% of the Portfolio’s Class I or Class III shares average daily net assets through April 29, 2018. The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through the agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Portfolio will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
(2)	On August 1, 2016, the advisor agreed to waive percentage points indicated of the funds' management fees, and prospectuses were supplemented. At that time, the advisor expected these waivers to continue until July 31, 2017. In January 2017, the advisor agreed to extend the waivers until April 30, 2018 and cannot terminate them prior to such date without the approval of the Board of Directors. The May 1, 2017 prospectuses will reference the new date.
(3)	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% (for Class III Shares) of average daily net assets through April 30, 2018. BlackRock Advisors, LLC has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% (for Class III Shares) of average daily net assets through April 30, 2018. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
(4)	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed this amount. This arrangement cannot be terminated prior to December 31, 2018 without Board of Trustees' consent.
(5)	Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2017 through May 1, 2018. These waivers and reimbursements may be terminated only by agreement of the Distributor and the Series.
(6)	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding, in an aggregate amount, 1.36% of the Series’ average daily net assets from May 1, 2017 through May 1, 2018. These fee waivers and expense reimbursements apply only to expenses paid directly by the Series. The waivers and reimbursements may only be terminated by agreement of the Manager and the Series. Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2017 through May 1, 2018. These waivers and reimbursements may be terminated only by agreement of the Distributor and the Series.
(7)	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding, in an aggregate amount, 0.75% of the Series’ average daily net assets from May 1, 2017 through May 1, 2018. These fee waivers and expense reimbursements apply only to expenses paid directly by the Series. The waivers and reimbursements may only be terminated by agreement of the Manager and the Series. Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2017 through May 1, 2018. These waivers and reimbursements may be terminated only by agreement of the Distributor and the Series.
(8)	Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2017 through May 1, 2018. These waivers and reimbursements may be terminated only by agreement of the Distributor and the Series.
(9)	Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2017 through May 1, 2018 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract). These waivers and reimbursements may be terminated only by agreement of the Distributor and the Series.
(10)	Through April 30, 2018, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.53% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.08%). The agreement may be terminated with the consent of the fund's Board.
(11)	FMRC has contractually agreed to waive 0.05% of the fund's management fee. This arrangement will remain in effect through April 30, 2018. In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for Service Class 2. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as Service Class 2 continue to be sold to unaffiliated insurance companies.
(12)	The Fund's Investment advisor has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% and 0.95%, respectively, of the Fund's average daily assets per year at least until May 1, 2018. Expenses borne by the Fund's investment advisor are subject to reimbursement by the Fund up to three years from the date of the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Class I share or Class II share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceeding 1.20% and 0.95%, respectively, of the Fund's average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after May 1, 2018 upon 60 days' written notice.
(13)	The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund (the “acquired fund”) for the next twelve month period.
(14)	Invesco has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the

Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
(15)	The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.85% of the average daily net assets. The Portfolio may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
(16)	The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.03% of the average daily net assets. The Portfolio may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
(17)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.69% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.06% of the Fund’s average daily net assets for the Standard Class (and 0.41% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. AFFE is based on estimated amounts for the current fiscal year. The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund.
(18)	Other expenses were restated to reflect the current fee structure of the fund. The amounts set forth under “Management Fee” and “Other Expenses” reflect the aggregate expenses of the Fund and the Master Fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include the fees of the Master Fund.
(19)	Other expenses were restated to reflect the current fee structure of the fund. The amounts set forth under “Management Fee” and “Other Expenses” reflect the aggregate expenses of the Fund and the Master Fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include the fees of the Master Fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Other Expenses of the Fund exceed 0.10% of the average daily net assets of the Service Class II of the Fund. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Expense Reimbursement was restated to reflect the current expense limitation of the fund.
(20)	The amounts set forth under “Management Fee” and “Other Expenses” reflect the aggregate expenses of the Fund and the Master Fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include the fees of the Master Fund. Other expenses were restated to reflect the current fee structure of the fund.
(21)	Other expenses were restated to reflect the current fee structure of the fund. The amounts set forth under “Management Fee” and “Other Expenses” reflect the aggregate expenses of the Fund and the Master Fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include the fees of the Master Fund.
(22)	Other expenses were restated to reflect the current fee structure of the fund. The Fee Waiver was restated to reflect the current fee waiver of the Fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.06% on the first $250 million of the Fund's average daily net assets; 0.11% on the next $250 million of the Fund's average daily net assets; 0.16% on the next $200 million of the Fund's average daily net assets; 0.17% on the next $50 million of the Fund's average daily net assets; and 0.22% in excess of $750 million of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.96% of the Fund’s average daily net assets for the Standard Class (and 1.21% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(23)	Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.11% on the first $750 million of the Fund’s average daily net assets; and 0.15% of the Fund’s average daily net assets in excess of $750 million. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(24)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.67% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Other expenses were restated to reflect the current fee structure of the fund. The Fee Waiver was restated to reflect the current fee waiver of the Fund.
(25)	Other expenses were restated to reflect the current fee structure of the fund. Annualized. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.37% of the Fund’s average daily net assets for the Standard Class (and 0.72% for the Service Class). The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Expense Reimbursement was restated to reflect the current expense reimbursement of the Fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(26)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Other expenses were restated to reflect the current fee structure of the fund.
(27)	Other expenses were restated to reflect the current fee structure of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.73% of the Fund’s average daily net assets for the Standard Class (and 0.98% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Expense Reimbursement was restated to reflect the current expense limitation of the fund.
(28)	Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Annualized. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.37% of the Fund’s average daily net assets for the Standard Class (and 0.72% for the Service Class). The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Expense Reimbursement was restated to reflect the current expense reimbursement of the Fund.
(29)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.64% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.00% of the Fund’s average daily net assets for the Standard Class (and 0.35% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund.
(30)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.14% on the first $100 million of the Fund’s average daily net assets; 0.09% on the next $400 million of the Fund's daily net assets; 0.085% on the next $1.5 billion of the Fund's daily net assets; and 0.08% of the Fund’s average daily net assets in excess of $2 billion. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Other expenses were restated to reflect the current fee structure of the fund. The Fee Waiver was restated to reflect the current fee waiver of the Fund.
(31)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.12% on the first $25 million of the Fund’s average daily net assets; 0.07% on the next $50 million of the Fund’s average daily net assets; 0.02% on the next $225 million of the Fund’s average daily net assets; 0.04% on the next $300 million of the Fund’s average daily net assets; and 0.07% on the next $200 million of the Fund's average daily net assets. This agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Net Annual Fund Operating Expenses exceed 0.77% of the Fund’s average daily net assets for the Standard Class (and 1.02% for the Service Class). This agreement will continue at least through December 9, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(32)	Other expenses were restated to reflect the current fee structure of the fund.
(33)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.66% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.10% of the Funds average daily net assets for the Standard Class (and 0.45% for Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Expense Reimbursement was restated to reflect the current expense reimbursement of the Fund.
(34)	Other expenses were restated to reflect the current fee structure of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.03% on the first $2 billion of the Fund’s average daily net assets; and 0.05% of the Fund’s average daily net assets in excess of $2 billion. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(35)	Other expenses were restated to reflect the current fee structure of the fund. The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.12% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.71% of the Fund’s average daily net assets for the Standard Class (and 0.96% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(36)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.17% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.68% of the Funds average daily net assets for the Standard Class (and 0.93% for Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund.
(37)	AFFE is based on estimated amounts for the current fiscal year. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.04% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Fee Waiver was restated to reflect the current fee waiver of the Fund.
(38)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.29% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund.

(39)	AFFE is based on estimated amounts for the current fiscal year. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Other expenses were restated to reflect the current fee structure of the fund.
(40)	Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(41)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.43% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.42% of the Fund’s average daily net assets for the Standard Class (and 0.67% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Other expenses were restated to reflect the current fee structure of the fund. AFFE is based on estimated amounts for the current fiscal year. The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund.
(42)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.62% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.05% of the Fund’s average daily net assets for the Standard Class (and 0.40% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. AFFE is based on estimated amounts for the current fiscal year. The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund.
(43)	Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(44)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.07% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(45)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.75% of the Fund’s average daily net assets for the Standard Class (and 1.00% for the Service Class). The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. The Expense Reimbursement was restated to reflect the current expense reimbursement of the Fund.
(46)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.55% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.07% of the Fund’s average daily net assets for the Standard Class (and 0.42% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Expense Reimbursement was restated to reflect the current expense limitation of the fund.
(47)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.51% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.14% of the Fund’s average daily net assets for the Standard Class (and 0.49% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund. Other expenses were restated to reflect the current fee structure of the fund. AFFE is based on estimated amounts for the current fiscal year.
(48)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets in excess of $250 million. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund.
(49)	Other expenses were restated to reflect the current fee structure of the fund. AFFE is based on estimated amounts for the current fiscal year. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.38% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund’s average daily net assets for the Standard Class (and 0.70% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund.
(50)	Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(51)	The Expense Reimbursement was restated to reflect the current expense limitation of the fund. Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.30% of the Fund’s average daily net assets for the Standard Class (and 0.55% for the Service Class). The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(52)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.30% of the Fund’s average daily net assets for the Standard Class (and 0.55% for the Service Class). The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Expense Reimbursement was restated to reflect the current expense limitation of the fund. Other expenses were restated to reflect the current fee structure of the fund.
(53)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.20% of the Fund’s average daily net assets for the Standard Class (and 0.45% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund. Other expenses were restated to reflect the current fee structure of the fund.
(54)	Other expenses were restated to reflect the current fee structure of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.11% on the first $400 million of the Fund’s average daily net assets; and 0.10% of the Fund’s average daily net assets in excess of $400 million. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(55)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.35% of the Fund’s average daily net assets for the Standard Class (and 0.70% for the Service Class). The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Expense Reimbursement was restated to reflect the current expense reimbursement of the Fund.
(56)	Other expenses were restated to reflect the current fee structure of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets in excess of $500 million. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Interest Expense) exceed 0.54% of the Fund’s average daily net assets for the Standard Class (and 0.79% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(57)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.62% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.10% of the Fund’s average daily net assets for the Standard Class (and 0.45% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. AFFE is based on estimated amounts for the current fiscal year. Other expenses were restated to reflect the current fee structure of the fund. The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund.
(58)	Other expenses were restated to reflect the current fee structure of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.08% of the first $500 million of the Fund's average daily net assets; 0.122% on the next $1.5 billion of the Fund's average daily net assets and 0.152% of the Fund’s average daily net assets in excess of $2 billion. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(59)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.20% of the Fund’s average daily net assets for the Standard Class (and 0.45% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Expense Reimbursement was restated to reflect the current expense limitation of the fund. Other expenses were restated to reflect the current fee structure of the fund.
(60)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund.
(61)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.07% of the first $50 million of the Fund's average daily net assets and 0.01% on next $450 million of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund.
(62)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.065% of the first $50 million of the Fund's average daily net assets and 0.025% on next $50 million of the Fund’s average daily net assets and 0.005% on next $400 million of the Fund’s average daily net assets The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund.
(63)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Other expenses were restated to reflect the current fee structure of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(64)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.052% on the first $1 billion of the Fund’s average daily net assets; and 0.10% of the Fund’s average daily net assets in excess of $1 billion. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.41% of the Fund’s average daily net assets for the Standard Class (and 0.66% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund.
(65)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.53% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.25% of the Fund’s average daily net assets for the Standard Class (and 0.50% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Expense Reimbursement was restated to reflect the current expense limitation of the fund.
(66)	Other expenses were restated to reflect the current fee structure of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.08% of the first $50 million of the Fund's average daily net assets and 0.015% on next $450 million of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(67)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.47% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.25% of the Fund’s average daily net assets for the Standard Class (and 0.50% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund.
(68)	Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(69)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund.
(70)	Other expenses were restated to reflect the current fee structure of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.065% of the first $50 million of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(71)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.67% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.25% of the Fund’s average daily net assets for the Standard Class (and 0.50% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund. AFFE is based on estimated amounts for the current fiscal year.
(72)	Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.45% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
(73)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund.
(74)	Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(75)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.09% of the first $100 million of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.90% of the Fund’s average daily net assets for the Standard Class (and 1.15% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Fee Waiver was restated to reflect the current fee waiver of the Fund.

(76)	Other expenses were restated to reflect the current fee structure of the fund. Annualized. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(77)	MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.88% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2018.
(78)	PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”) to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place.
(79)	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights in the fund's Prospectus and in the fund's shareholder report because the ratios in the financial highlights reflect the fund's operating expenses and do not include acquired fund fees and expenses.
(80)	The investment manager has contractually agreed in advance to reduce its fee as a result of the fund's investment in a Franklin Templeton money market fund (the “acquired fund”) for the next 12 month period.
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”) which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln Max 6 SelectSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,110	$2,264	$3,460	$6,601
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,110	$2,264	$3,460	$6,601
The next Example assumes you have purchased the Lincoln Long-Term CareSM Advantage rider and have elected either the Growth Benefit option or the Level Benefit option. The Example also assumes that you are age 69 (Growth Benefit option) or age 74 (Level Benefit option) and invest $10,000 in the contract for the time periods indicated. The Example assumes a 5% return each year, the maximum fees and expenses of any of the funds, election of the Optional Nonforfeiture provision, and that the EGMDB Death Benefit is in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Growth Benefit Option	$1,151	$2,339	$3,508	$6,349
Level Benefit Option	$1,194	$2,464	$3,710	$6,713
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Growth Benefit Option	$1,151	$2,339	$3,508	$6,349
Level Benefit Option	$1,194	$2,464	$3,710	$6,713
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? It is an individual variable and/or interest adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract.
Your contract may be issued as part of a Fee-Based Financial Plan. A Fee-Based Financial Plan may be a wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. We waive sales charges and charge lower mortality and expense risk charges on contracts issued as part of a Fee-Based Financial Plan.
This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you and your registered representative in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Net Purchase Payments to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Net Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge based on the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. See Charges and Other Deductions.
A front-end load is determined based on the Gross Purchase Payment as it is received. The amount of the sales charge on any current Gross Purchase Payment may be reduced based on the assets accumulated under the terms of the contract. The sales charge ranges from 5.50% to 1.00% (5.75% to 1.00% for contracts purchased prior to February 8, 2010). The sales charge will be waived for contracts purchased as part of a Fee-Based Financial Plan.
We will deduct any applicable premium tax from Gross Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value before the end of the applicable Guaranteed Period associated with any investments in the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.

Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage if elected. See The Contracts and Annuity Payouts.
For more information about the compensation we pay for sales of the contracts, see The Contracts – Distribution of the Contracts.
What Gross Purchase Payments do I make, and how often? Your Gross Purchase Payments are completely flexible, subject to minimum and maximum Purchase Payment amounts. For more information, see The Contracts – Purchase Payments.
Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® contracts) for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit or Lincoln Long-Term CareSM Advantage), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. State variations may apply. Please check with your registered representative. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. If you elect the Lincoln Long-Term CareSM Advantage rider, no additional Purchase Payments can be made after 90 days from the contract date. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What are the Death Benefit options currently available under my Contract? The Enhanced Guaranteed Minimum Death Benefit (EGMDB) provides a Death Benefit that is equal to the greatest of: 1) the current Contract Value, 2) the sum of all Purchase Payments (as adjusted for withdrawals), or 3) the highest Contract Value on any contract anniversary prior to the 81st birthday of the deceased, and prior to the death of the person for whom a death claim is approved for payment. The Guarantee of Principal Death Benefit provides a Death Benefit that is equal to the greater of the current Contract Value or the sum of all Purchase Payments (as adjusted for withdrawals). The Account Value Death Benefit provides a Death Benefit that is equal to the Contract Value as of the Valuation Date we approve the payment of the death claim. See The Contracts – Death Benefits for a complete description of each Death Benefit option.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to an Interest Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.
What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage) or a minimum Annuity Payout (4LATER® Select Advantage, 4LATER® Advantage (Managed Risk), 4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). In addition, the Lincoln Long-Term CareSM Advantage (a qualified long-term care benefit rider) may be available under your contract. If you select a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without Guaranteed Income Benefit). Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability. We reserve the right to discontinue offering any of the Living Benefit Riders at any time. This means that there is a chance that you may not be able to elect these Living Benefit Riders in the future (unless you are guaranteed the right to elect i4LIFE® Advantage under the terms of your contract or i4LIFE® Advantage Guaranteed Income Benefit under the terms of another Living Benefit Rider). In addition, we may make different versions of the Living Benefit Riders available.
Which Living Benefit Riders are currently available? The riders that are currently available are: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, 4LATER® Select Advantage, i4LIFE® Advantage Select Guaranteed Income Benefit, i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), i4LIFE® Advantage (without Guaranteed Income Benefit) and Lincoln Long-Term CareSM Advantage. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for election only at the time the contract is purchased, unless your contract was issued prior to August 26, 2013. Lincoln Market Select® Advantage is available to new Contractowners and to current Contractowners who wish to terminate their Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider. Lincoln Max 6 SelectSM Advantage is available for election only at the time the contract is purchased. 4LATER® Select Advantage is available to new Contractowners and to current Contractowners who wish to terminate their 4LATER® Advantage (Managed Risk) rider. Lincoln Long-Term CareSM Advantage is available for election only at the time the contract is purchased. The following Living Benefit Riders are no longer available for purchase: Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln SmartSecurity® Advantage, 4LATER® Advantage (Managed Risk) and 4LATER® Advantage. Prior versions of i4LIFE® Advantage Guaranteed Income Benefit are unavailable unless otherwise guaranteed under a rider you have purchased.
What is Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)? Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is an optional rider that you may purchase which provides annual guaranteed lifetime periodic withdrawals up to a guaranteed amount based on an Income Base, a 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) or an Automatic Annual Step-up to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount, subject to certain conditions. See the Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) section of this prospectus for more information. Additionally, a Nursing Home Enhancement may be available, which will increase the Guaranteed Annual Income amount upon admittance to an approved nursing care facility, subject to certain conditions. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. The Income Base is not available as a separate benefit upon death or surrender and is increased by subsequent Purchase Payments, 5% Enhancements to the Income Base (less Purchase Payments received in the preceding Benefit Year), and Automatic Annual Step-ups to the Income Base and is decreased by Excess Withdrawals in accordance with provisions described in this prospectus. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for election only at the time the contract is purchased, unless the contract was issued prior to August 26, 2013. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See Charges and Other Deductions – Rider Charges, The Contracts – Investment Requirements and Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
What is Lincoln Market Select® Advantage? Lincoln Market Select® Advantage is an optional rider that you may purchase which provides annual guaranteed lifetime periodic withdrawals up to a guaranteed amount based on an Income Base, a 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year), or an Automatic Annual Step-up to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount, subject to certain conditions. See the Living Benefit Riders – Lincoln Market Select® Advantage section of this prospectus for more information. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. The Income Base is not available as a separate benefit upon death or surrender, and is increased by subsequent Purchase Payments, 5% Enhancements (less Purchase Payments received in the preceding Benefit Year), and Automatic Annual Step-ups, and is decreased by Excess Withdrawals in accordance with provisions described in this prospectus. Lincoln Market Select® Advantage is available to new Contractowners and to current Contractowners who wish to terminate their Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider. You cannot simultaneously elect Lincoln Market Select® Advantage with any other Living Benefit Rider. There is an additional charge for this rider and you will be subject to Investment Requirements. See Charges and Other Deductions – Rider Charges, The Contracts – Investment Requirements, and Living Benefit Riders – Lincoln Market Select® Advantage.
What is Lincoln Max 6 SelectSM Advantage? Lincoln Max 6 SelectSM Advantage is an optional rider that you may purchase that provides annual guaranteed lifetime periodic withdrawals up to a guaranteed amount based on a percentage of an Income Base, an enhancement to the Income Base equal to 6% of the Enhancement Base (less Purchase Payments received in the preceding Benefit Year), or an Automatic Annual Step-up to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount, subject to certain conditions. See the Living Benefit Riders – Lincoln Max 6 SelectSM Advantage section of this prospectus for more information. Withdrawals may be made up to the Guaranteed Annual Income amount, which is based upon rates that will be higher when the Contract Value is greater than zero and lower if it is reduced to zero. The Income Base and Enhancement Base are not available as separate benefits upon death or surrender. The Income Base is increased by 6% Enhancements. The Income Base and Enhancement Base are both increased by subsequent Purchase Payments and Automatic Annual Step-ups, and are decreased by

Excess Withdrawals. Lincoln Max 6 SelectSM Advantage is available for election only at the time the contract is purchased. You cannot simultaneously elect Lincoln Max 6 SelectSM Advantage with any other Living Benefit Rider. There is an additional charge for this rider and you will be subject to Investment Requirements. See Charges and Other Deductions – Rider Charges, The Contracts – Investment Requirements, and Living Benefit Riders – Lincoln Max 6 SelectSM Advantage.
What is 4LATER® Select Advantage? 4LATER® Select Advantage is an optional rider that you may purchase that provides an Income Base which may be used to establish the amount of the Guaranteed Income Benefit upon election of i4LIFE® Advantage. If you elect 4LATER® Select Advantage, you must later elect i4LIFE® Advantage Select Guaranteed Income Benefit to receive a benefit from 4LATER® Select Advantage. 4LATER® Select Advantage is available to new Contractowners and to current Contractowners who wish to terminate their 4LATER® Advantage (Managed Risk) rider. You cannot simultaneously elect 4LATER® Select Advantage with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See Charges and Other Deductions – Rider Charges, The Contracts – Investment Requirements, and Living Benefit Riders – 4LATER® Select Advantage.
What is i4LIFE® Advantage? i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments. During the Access Period, you have access to your Account Value, which means you have a Death Benefit and may surrender the contract or make withdrawals. For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. The charge is imposed only during the i4LIFE® Advantage payout phase, and is based on the i4LIFE® Advantage Death Benefit you choose and whether or not the Guaranteed Income Benefit is in effect.
What is i4LIFE® Advantage Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE® Advantage Regular Income Payments. The Guaranteed Income Benefit may be purchased when you elect i4LIFE® Advantage or any time during the Access Period, subject to terms and conditions at that time. The minimum floor is based on the Contract Value at the time you elect i4LIFE® Advantage Guaranteed Income Benefit. If you previously elected a Living Benefit Rider, your Income Base or Guaranteed Amount under that rider may be used to establish the amount of the initial Guaranteed Income Benefit at the time you transition to i4LIFE® Advantage. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – Investment Requirements, Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, 4LATER® Select Advantage, and Appendix D – and Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity® Advantage, 4LATER® Advantage (Managed Risk), 4LATER® Advantage Guaranteed Income Benefit. i4LIFE® Advantage Select Guaranteed Income Benefit and i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) are the only versions of this rider available for purchase unless you are guaranteed the right to elect a prior version under another Living Benefit Rider.
What is Lincoln Long-Term CareSM Advantage? The Lincoln Long-Term CareSM Advantage rider (or “LTC rider”) is a qualified long-term care rider that provides a way to manage the potential impact of long-term care expenses. The LTC rider provides the potential to receive benefits equal to your Purchase Payments plus an additional amount equal to two times your Purchase Payments. These benefits are paid to you income tax-free. In addition, you have the opportunity to increase your tax-free long-term care benefits if there is investment gain in your contract. The LTC rider may only be purchased at the time the contract is issued. You cannot simultaneously elect the LTC rider with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. The LTC rider is not available in all states. Check with your registered representative regarding availability. See The Contracts – Investment Requirements and Living Benefit Riders – Lincoln Long-Term CareSM Advantage.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts – Surrenders and Withdrawals. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals and Federal Tax Matters.
Can I cancel this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Appendixes A, B and C to this prospectus provide more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. The fixed account is not currently available except for use with dollar cost averaging. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.

Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2016 financial statements of the VAA and the December 31, 2016 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Net Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.55% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.

Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with the Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
ALPS Variable Investment Trust, advised by ALPS Advisors, Inc.
•	ALPS/Stadion Core ETF Portfolio (Class III): Capital appreciation; a fund of funds. This fund will be available on or about May 22, 2017. Consult your registered representative.

American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
This fund will be available on or about May 22, 2017. Consult your registered representative.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	Global Growth Fund (Class 2): Long-term growth of capital.
This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.
•	Global Small Capitalization Fund (Class 2): Long-term capital growth.
This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.
•	Growth Fund (Class 2): Growth of capital.
This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.
•	Growth-Income Fund (Class 2): Long-term growth of capital and income.
This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.
•	International Fund (Class 2): Long-term growth of capital.
This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Emerging Markets Series (Service Class): Long-term capital appreciation.
•	High Yield Series (Service Class): Total return and, as a secondary objective, high current income.
This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.
•	Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Small Cap Value Series (Service Class): Capital appreciation.
•	Smid Cap Core Series (Service Class): Long-term capital appreciation. (formerly Smid Cap Growth Series)
•	U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Value Series (Service Class): Long-term capital appreciation.
Deutsche Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	Deutsche Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.
•	Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
First Trust Variable Insurance Trust, advised by First Trust Advisors, L.P.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.

Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund, by Templeton Global Advisors Limited for the Templeton Global Bond VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation. This fund is not available in contracts issued on or after January 9, 2017.
•	Franklin Income VIP Fund (Class 4): To maximize income while maintaining prospects for capital appreciation. This fund is not available in contracts issued before January 9, 2017.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration. This fund is not available in contracts issued on or after January 9, 2017.
•	Franklin Mutual Shares VIP Fund (Class 4): Capital appreciation; income is a secondary consideration. This fund is not available in contracts issued before January 9, 2017.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
This fund is not available in contracts issued on or after January 9, 2017.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return. This fund is not available in contracts issued on or after January 9, 2017.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital. This fund will be available on or about May 22, 2017. Consult your registered representative.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income. This fund will be available on or about May 22, 2017. Consult your registered representative.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP American Global Growth Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Global Small Capitalization Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Growth Fund (Service Class II): Growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Growth-Income Fund (Service Class II): Long-term growth of capital and income; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American International Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock Scientific Allocation Fund (Service Class): Total return. This fund will be available on or about May 22, 2017. Consult your registered representative.
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

•	LVIP Blended Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Blended Large Cap Growth Managed Volatility Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital.
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP Clarion Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Delaware Bond Fund (Service Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Social Awareness Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Service Class)(1): To provide a responsible level of income and the potential for capital appreciation.
(formerly LVIP Delaware Foundation® Aggressive Allocation Fund)
This fund is not available in contracts issued on or after June 30, 2009, but will reopen for all contracts on or about May 22, 2017.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with preservation of capital; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Franklin Templeton Value Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Goldman Sachs Income Builder Fund (Service Class): To seek a balance of current income and capital appreciation.
•	LVIP Government Money Market Fund (Service Class): Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund (Service Class): Capital appreciation and current income; a fund of funds.
•	LVIP Invesco Select Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation. This fund will be available on or about May 22, 2017. Consult your registered representative.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP Managed Risk Profile 2010 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Managed Risk Profile 2020 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds. This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Managed Risk Profile 2030 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Managed Risk Profile 2040 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP MFS International Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP Select Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Mid-Cap Index Fund (Service Class): To seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA SMID Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.

•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return. This fund will be available on or about May 22, 2017. Consult your registered representative.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
•	MFS® VIT Utilities Series (Service Class): Total return.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
This fund is not available in contracts issued on or after January 9, 2017.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
(1)	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.

Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments to individuals from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change);
•	the risk that the payments of the Acceleration and Growth Benefit under the Lincoln Long-Term CareSM Advantage rider exceed the Contract Value;
•	the risk the Covered Life under the Lincoln Long-Term CareSM Advantage rider will live longer while receiving benefits than we assumed in the rate setting process (these rates may change subject to state insurance department approval); and
•	the risk that the actual number of claims under the Lincoln Long-Term CareSM Advantage rider exceeds the number of claims we assumed in the rate setting process (these rates may change subject to state insurance department approval).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Due to the different cost structure of contracts purchased as part of a Fee-Based Financial Plan, such contracts will have different mortality and expense risk charges and a waiver of the sales charge.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Account Value Death Benefit	Guarantee of Principal Death Benefit	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Estate Enhancement Benefit (EEB)**
Mortality and expense risk charge	0.65%	0.70%	0.95%	1.15%
Administrative charge	0.10%	0.10%	0.10%	0.10%
Total annual charge for each Subaccount*	0.75%	0.80%	1.05%	1.25%
*For contracts purchased prior to June 30, 2010 (if purchased as part of a Fee-Based Financial Plan) or prior to November 15, 2010 (other than contracts purchased as part of a Fee-Based Financial Plan), the total annual charges are: EEB 1.10%; EGMDB 0.90%; Guarantee of Principal 0.75%; Account Value 0.65%.
**This Death Benefit is no longer available
For contracts purchased as part of a Fee-Based Financial Plan on or after June 30, 2010 and prior to May 22, 2017, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Account Value Death Benefit	Guarantee of Principal Death Benefit	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Estate Enhancement Benefit (EEB)*
Mortality and expense risk charge	0.50%	0.55%	0.80%	1.00%
Administrative charge	0.10%	0.10%	0.10%	0.10%
Total annual charge for each Subaccount	0.60%	0.65%	0.90%	1.10%
*This Death Benefit is no longer available.
For contracts purchased as part of a Fee-Based Financial Plan on and after May 22, 2017, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Account Value Death Benefit	Guarantee of Principal Death Benefit	Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and expense risk charge	0.10%	0.20%	0.45%
Administrative charge	0.10%	0.10%	0.10%
Total annual charge for each Subaccount	0.20%	0.30%	0.55%
Sales Charge
A front-end load, or sales charge, will be applied to all initial and subsequent Gross Purchase Payments that you make. We deduct the sales charge from each Gross Purchase Payment before it is allocated to a Subaccount and/or fixed account. The sales charge is a percentage of each Gross Purchase Payment and is based on the owner’s investment amount at the time each Gross Purchase Payment is made.
For contracts purchased on or after February 8, 2010, the sales charge is calculated according to the following scale:

Owner's Investment	Sales Charge
$0 - $49,999	5.50%
$50,000 - $99,999	4.50%
$100,000 - $249,999	3.50%
$250,000 - $499,999	2.50%
$500,000 - $999,999	2.00%
$1,000,000 or greater	1.00%
For contracts purchased on or after November 9, 2009, the owner's investment is defined, in accordance with our procedures, as the sum of:
1.	the current Gross Purchase Payment and,
2.	if making an addition to an existing contract, the higher of:
a.	the existing Contract Value, or;
b.	the sum of all previous Gross Purchase Payments made into the existing contract less any withdrawals.
No sales charges will be applied on contracts issued to Selling Group Individuals, if applicable, in your state.
If you intend to make additional Purchase Payments within thirteen months from the date you purchase the contract, you might be able to lower the sales charge you pay by indicating in a Letter of Intent, the total amount of Purchase Payments you intend to make in the thirteen months from the date you purchase your contract. On the date you purchase your contract, we will deduct a sales charge based on the total amount you plan to invest over the following thirteen months (rather than on the amount of the actual Purchase Payment), if that sales charge is less than the sales charge based on your initial Purchase Payment. For example, if your initial Purchase Payment is $90,000, and you have submitted a Letter of Intent that indicates your intent to invest an additional $10,000 during the next thirteen months (for total Purchase Payments equal to $100,000), the sales charge will be calculated based on the assumed $100,000 investment (which qualifies for a sales charge of 3.50%) instead of your actual initial Purchase Payment of $90,000 (which qualifies for a sales charge of 4.50%). When you purchase your contract, a sales charge of 3.50% will be applied against your $90,000 initial Purchase Payment, and once you make the $10,000 additional Purchase Payment as indicated in your Letter of Intent, another 3.50% sales charge will be applied against the $10,000 Purchase Payment. If you do not make the amount of Purchase Payments stated in the Letter of Intent during the thirteen month period, we will recalculate the sales charge based on the actual amount of Purchase Payments we received in the thirteen month period. If you owe us additional money, we will deduct this amount proportionately from the fixed account and each Subaccount of your Contract Value by the tenth business day of the fourteenth month from the initial Purchase Payment. If you make a subsequent Purchase Payments into this contract, we may also accept a Letter of Intent for another thirteen month period. We reserve the right to discontinue this option at any time after providing notice to you.
The sales charge will be waived for contracts purchased as part of a Fee-Based Financial Plan.
Refer to the end of this section for Sales Charge Information for contracts issued prior to February 8, 2010.
Account Fee
During the accumulation period, we will deduct an account fee of $20 or $50 for contracts purchased as part of a Fee-Based Financial Plan on and after May 22, 2017, from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year, unless you purchased your contract as part of a Fee-Based Financial Plan on and after May 22, 2017. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $50,000 on the contract anniversary (or date of surrender). There is no account fee on contracts issued to Selling Group Individuals, or to individuals who purchased the contract as part of a Fee-Based Financial Plan prior to May 22, 2017.
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge. While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). The current annual rider charge rate is 1.05% (0.2625% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) single life option and 1.25% (0.3125% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) joint life option. The charge rate for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of this rider, Lincoln Lifetime IncomeSM Advantage 2.0, which is no longer available for purchase.
The charge is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Gross Purchase Payments, Automatic Annual Step-ups, and 5% Enhancements, and decreased for Excess Withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider's effective date. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) – Income Base for a discussion and example of the impact of the changes to the Income Base.
Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 2.00%. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
The 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect as described further in the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) section. During the first ten Benefit Years, an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary, the annual rider charge rate may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge rate will never exceed the guaranteed maximum annual charge rate of 2.00%. If your charge rate is increased, you may opt out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the 5% Enhancement, the charge rate and the Income Base will return to the value they were immediately prior to the 5% Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an enhancement would cause your charge rate to increase) if you do not want the 5% Enhancement.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this rider charge rate increase. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) – Income Base.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage.
If the Contract Value is reduced to zero, no further rider charge will be deducted.
Lincoln Market Select® Advantage Charge. While this rider is in effect, there is a charge for Lincoln Market Select® Advantage which is deducted quarterly. The current initial annual rider charge rate is 1.25% (0.3125% quarterly) for the single life option and 1.50% (0.3750% quarterly) for the joint life option.
The charge is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, 5% Enhancements and Automatic Annual Step-ups, and as decreased for Excess Withdrawals. We will deduct the charge for this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases because the charge is based on the Income Base.
Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 2.25% (2.45% joint life option). If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base will return to the value they were prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge rate increase. See Living Benefit Riders – Lincoln Market Select® Advantage– Income Base.
The rider charge will be discontinued upon the termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of the Annuity Payout option, including i4LIFE® Advantage.

If the Contract Value is reduced to zero while the Contractowner is receiving the Guaranteed Annual Income, no further rider charge will be deducted.
Lincoln Max 6 SelectSM Advantage Charge. While this rider is in effect, there is a charge for Lincoln Max 6 SelectSM Advantage which is deducted quarterly. The current initial annual rider charge rate is 1.25% (0.3125% quarterly) for the single life option and 1.50% (0.3750% quarterly) for the joint life option.
The charge is based on the Income Base (initial Purchase Payment) as increased for subsequent Purchase Payments, Automatic Annual Step-ups and 6% Enhancements, and as decreased for Excess Withdrawals. We will deduct the charge for this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases because the charge is based on the Income Base.
Since the Automatic Annual Step-up could increase your Income Base and Enhancement Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 2.25% (2.45% joint life option). If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base and Enhancement Base will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge rate increase. See Living Benefit Riders – Lincoln Max 6 SelectSM Advantage – Income Base.
The rider charge will be discontinued upon the termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage.
If the Contract Value is reduced to zero, no further rider charge will be deducted.
4LATER® Select Advantage Charge. While this rider is in effect, there is a charge for 4LATER® Select Advantage which is deducted quarterly. The current initial annual rider charge rate is 1.25% (0.3125% quarterly) for the single life option and 1.50% (0.3750% quarterly) for the joint life option.
The charge is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased by subsequent Purchase Payments, 5% Enhancements, and Automatic Annual Step-ups, and as decreased for withdrawals. We will deduct the charge for this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases because the charge is based on the Income Base.
Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 2.25% (2.45% joint life option). If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of the subsequent Automatic Annual Step-ups.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge rate increase. See the Living Benefit Riders – 4LATER® Select Advantage – Income Base section of this prospectus for more information.
The rider charge will be discontinued upon the termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the

Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
The annual i4LIFE® Advantage charge rate during the Access Period is: 1.15% for the i4LIFE® Advantage Account Value Death Benefit; 1.20% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 1.45% for the i4LIFE® Advantage EGMDB. For contracts purchased as part of a Fee-Based Financial Plan (on and after May 22, 2017) the annual rate for the i4LIFE® Advantage charge is: 0.60% Account Value Death Benefit; 0.70% Guarantee of Principal Death Benefit; and 0.95% EGMDB (1.00% Account Value Death Benefit; 1.05% Guarantee of Principal Death Benefit; and 1.30% EGMDB prior to May 22, 2017). During the Lifetime Income Period, the rate for all Death Benefit options is 1.15%, or 0.60% for contracts purchased as part of a Fee-Based Financial Plan on and after May 22, 2017 (1.00% prior to May 22, 2017). This rate consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. If i4LIFE® Advantage is elected at the issue of the contract i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date. Purchasers of any version of Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Market Select® Advantage or 4LATER® Advantage (Managed Risk) pay different charges for i4LIFE® Advantage. See i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider.
i4LIFE® Advantage Guaranteed Income Benefit Charge. Select Guaranteed Income Benefit is subject to a current annual charge rate of 0.95% (1.15% for joint life option) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:

	A-Share Contracts		For Contracts Purchased as Part of a Fee-Based Financial Plan
			Prior to May 22, 2017		On and after May 22, 2017
	Single Life	Joint Life	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.40%	2.60%	2.25%	2.45%	1.90%	2.10%
Guarantee of Principal Death Benefit	2.15%	2.35%	2.00%	2.20%	1.65%	1.85%
Account Value Death Benefit	2.10%	2.30%	1.95%	2.15%	1.55%	1.75%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) are each subject to a current annual charge rate of 0.65% (0.85% for the joint life option) of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows:
	A-Share Contracts		For Contracts Purchased as Part of a Fee-Based Financial Plan
			Prior to May 22, 2017		On and after May 22, 2017
	Single Life	Joint Life	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.10%	2.30%	1.95%	2.15%	1.60%	1.80%
Guarantee of Principal Death Benefit	1.85%	2.05%	1.70%	1.90%	1.35%	1.55%
Account Value Death Benefit	1.80%	2.00%	1.65%	1.85%	1.25%	1.45%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Guaranteed Income Benefit version 1, 2 and 3 are each subject to a current annual charge rate of 0.50% of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows:
	A-Share Contracts	For Contracts Purchased as Part of a Fee-Based Financial Plan prior to May 22, 2017
	Single/Joint Life	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.95%	1.80%
Guarantee of Principal Death Benefit	1.70%	1.55%
Account Value Death Benefit	1.65%	1.50%
These charge rates replace the Separate Account Annual Expenses for the base contract.
The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum Guaranteed Income Benefit charge rate of 2.25% (2.45% joint life option) of the Account Value for Select Guaranteed Income Benefit or 2.00% for Guaranteed Income Benefit Managed Risk and version 4 or 1.50% for version 2 and version 3. If we automatically administer the step-up for Select Guaranteed Income Benefit, Guaranteed Income Benefit Managed Risk and version 4 or step-up period election (versions 2 or 3) for you and your charge rate is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus). For Select Guaranteed Income Benefit, Managed Risk and version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, 4LATER® Select Advantage, 4LATER® Advantage (Managed Risk) or Lincoln Lifetime IncomeSM Advantage 2.0 (“Prior Rider”), you may carry over certain features of that

Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply.
If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
4LATER® Advantage (Managed Risk)	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
Lincoln Market Select® Advantage	i4LIFE® Advantage Select Guaranteed Income Benefit	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
4LATER® Select Advantage	i4LIFE® Advantage Select Guaranteed Income Benefit	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
Lincoln Lifetime IncomeSM Advantage 2.0	i4LIFE® Advantage Guaranteed Income Benefit (version 4)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
The initial charge is a percentage of the greater of the Income Base from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charge for the Death Benefit you have elected on your base contract also applies: 1.05% for the EGMDB, 0.80% for the Guarantee of Principal Death Benefit and 0.75% for the Account Value Death Benefit (0.55% for EGMDB; 0.30% for Guarantee of Principal Death Benefit and 0.20% for Account Value Death Benefit for contracts sold to a Fee-Based Financial Plan (on and after May 22, 2017) (0.90% for EGMDB; 0.65% for Guarantee of Principal Death Benefit; and 0.60% for Account Value Death Benefit prior to May 22, 2017). Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
The following example is intended to show how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated for a representative male Contractowner, as well as the impact to the charge due to increases to the Guaranteed Income Benefit and the Prior Rider charge rate. For illustration purposes, we will assume that the example is a nonqualified contract and the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the Contractowner’s age (see Guaranteed Income Benefit for a more detailed description). The example also assumes that the current charge rate for the Prior Rider is 1.25% (single life option). The first example demonstrates how the initial charge may be determined for an existing contract with an Account Value and Income Base. This calculation method applies to the purchase of any Prior Rider, except the initial Guaranteed Income Benefit rates and charges may vary, as set forth in the Guaranteed Income Benefit description later in this prospectus. The charges and rates shown here may be different from those that apply to your contract. The calculation of the charge for your contract will be based on the specific factors applicable to your contract.

1/1/15 Initial i4LIFE® Advantage Account Value	$100,000
1/1/15 Income Base as of the last Valuation Date under the Prior Rider	$125,000
1/1/15 Initial Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($125,000 x 1.25%). The current charge for the Prior Rider is assessed against the Income Base since it is larger than the Account Value	$1,562.50
1/2/15 Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI)	$5,173
1/2/15 Initial Guaranteed Income Benefit (4% x $125,000 Income Base)	$5,000
The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.
1/2/16 Recalculated Regular Income Payment (due to market gain in Account Value)	$6,900
1/2/16 New Guaranteed Income Benefit (75% x $6,900 Regular Income Payment)	$5,175
1/2/16 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,562.50 x ($5,175/$5,000)) Prior charge x [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit]	$1,617.19
Continuing the above example:
1/2/16 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit	$1,617.19
1/2/17 Recalculated Regular Income Payment (due to Account Value increase)	$7,400
1/2/17 New Guaranteed Income Benefit (75% x $7,400 Regular Income Payment)	$5,550
Assume the Prior Rider charge rate increases from 1.25% to 1.35%.
1/2/17 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,617.19 x ($5,550/$5,175) x (1.35%/1.25%))	$1,873.13
The new annual charge for i4LIFE® Advantage Guaranteed Income Benefit is $1,873.13, which is equal to the current annual charge of $1,617.19 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) and then multiplied by the percentage increase to the Prior Rider current charge rate (1.35%/1.25%).
If the charge rate of your Prior Rider is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Guaranteed Income Benefit charge will cease. A portion of the i4LIFE® Advantage Guaranteed Income Benefit charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for Contractowners who transition from 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit current annual rider charge rate for purchasers who previously purchased 4LATER® Advantage is 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Advantage Account Value Death Benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.10% for the i4LIFE® Advantage EGMDB. (For riders purchased before January 20, 2009, the current annual charge rate is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase. For contracts purchased as part of a Fee-Based Financial Plan, the total percentage charge is computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value Death Benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 1.95% for the i4LIFE® Advantage EGMDB.
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge rate as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The 4LATER® charge rate is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.

After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge rate will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current Regular Income Payment. At the time of a reset of the 15-year step-up period, the 4LATER® Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of Account Value. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge rate of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value Death Benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 1.95% for the i4LIFE® Advantage EGMDB.
For contracts purchased as part of a Fee-Based Financial Plan, the total percentage charge is computed daily as follows: 1.50% for the i4LIFE® Advantage Account Value Death Benefit; 1.55% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 1.80% for the i4LIFE® Advantage EGMDB.
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit charge rate will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your charge rate is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Lincoln Long-Term CareSM Advantage (LTC Rider) Charge. While the LTC rider is in effect, there is a charge for the LTC Rider (“LTC Charge”) that is deducted from the Contract Value on a quarterly basis. The LTC Charge will consist of the sum of three charges:
•	the Acceleration Benefit Charge,
•	the Extension Benefit Charge, and
•	the Optional Nonforfeiture Benefit Charge (if elected).
The first deduction will occur on the business day on or next following the three-month contract anniversary and will be deducted every three months thereafter. This deduction will be made proportionately from the Contract Value in the Subaccounts, the fixed account for use with dollar-cost averaging and the LTC Fixed Account until the Contract Value is reduced to zero. Deductions from the Subaccounts and the fixed accounts will be made in proportion to the value in each Subaccount and fixed account. A proportional LTC Charge will be deducted upon termination of the LTC Rider, upon commencement of Annuity Payouts and upon contract surrender. A proportional LTC Charge will not be deducted if the LTC Rider is terminated due to death.
Acceleration Benefit Charge
The Acceleration Benefit Charge has a guaranteed maximum annual charge rate of 1.50% of the LTC Guaranteed Amount. The current annual charge rate is 0.50% of the LTC Guaranteed Amount under the Growth Benefit option and 0.35% of the LTC Guaranteed Amount under the Level Benefit option. The annual charge rate may change at any time and will never exceed the guaranteed maximum annual charge rate of 1.50% of the LTC Guaranteed Amount. We will give you 30 days written notice of our intent to raise the current annual charge rate. Any increase to the annual charge rate will be applied on the next quarterly deduction following the effective date of the annual charge rate change. Any change to the annual charge rate will be the same for all Contractowners in the same class on a nondiscriminatory manner. The Acceleration Benefit Charge annual charge rate for the Growth Benefit option will not change to the annual charge rate for the Level Benefit after you terminate the automatic step-ups.

The LTC Charge will be higher if you choose the Growth Benefit option because the Acceleration Benefit Charge annual percentage rate is higher for the Growth Benefit option than it is for the Level Benefit option and the LTC Guaranteed Amount against which the Acceleration Benefit Charge annual percentage rate is assessed may be higher due to automatic step-ups.
The Acceleration Benefit Charge is calculated by multiplying the LTC Guaranteed Amount as of the date on which the charge is deducted by ¼ of the Acceleration Benefit Charge annual charge rate. With the Level Benefit option, the Acceleration Benefit Charge will decrease as the LTC Guaranteed Amount is reduced by Acceleration Benefit payments or Excess Withdrawals. With the Growth Benefit option, the Acceleration Benefit Charge will increase or decrease as the LTC Guaranteed Amount increases by automatic step-ups or is reduced by Acceleration Benefit payments, Growth Benefit payments or Excess Withdrawals. The Acceleration Benefit Charge will be deducted until the LTC Guaranteed Amount is reduced to zero or there is no Contract Value remaining, whichever occurs first.
Extension Benefit Charge
The Extension Benefit Charge does not have a guaranteed maximum annual charge rate and may change at any time. The current Extension Benefit Charge annual charge rates range as set forth in the charts below. The initial Extension Benefit Charge annual charge rate will be stated on the Specifications page of your LTC Rider. We will give you 30 days written notice of our intent to raise the current Extension Benefit Charge annual charge rate. Any increase to the current Extension Benefit Charge annual charge rate will be applied on the next quarterly deduction following the effective date of the annual charge rate change. Any change to the current Extension Benefit Charge annual charge rate will be subject to prior regulatory approval and will be the same for all Contractowners in the same class on a nondiscriminatory manner. If the current Extension Benefit Charge annual charge rate is increased to an amount greater than a specified percentage of the initial current Extension Benefit Charge annual charge rate, you may cancel the LTC Rider and receive the Contingent Nonforfeiture Benefit. See Determining LTC Benefits – Nonforfeiture Benefit for more information.
Extension Benefit Charge: 50% Benefit for Assisted Living Services
States: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY
Age on Contract Date	Extension Benefit Charge
45-49	0.26%
50-54	0.30%
55-59	0.32%
60-64	0.38%
65-69	0.50%
70-74	0.68%
Extension Benefit Charge: 100% Benefit for Assisted Living Services
All other states
Age on Contract Date	Extension Benefit Charge
45-49	0.28%
50-54	0.32%
55-59	0.36%
60-64	0.40%
65-69	0.54%
70-74	0.76%
The Extension Benefit Charge is calculated by multiplying the Extension Benefit as of the date on which the charge is deducted multiplied by ¼ of the Extension Benefit Charge annual charge rate as of the date on which the charge is deducted. On the contract date, the Extension Benefit will be double the Acceleration Benefit. The Extension Benefit Charge will increase as the Extension Benefit increases due to Gross Purchase Payments made within the first 90 days. The Extension Benefit Charge will decrease as the Extension Benefit is reduced by Extension Benefit payments or Excess Withdrawals. The Extension Benefit Charge will be deducted until the Extension Benefit is reduced to zero or there is no Contract Value remaining, whichever occurs first. The Extension Benefit Charge annual charge rate is based upon your age as of the contract date.
Optional Nonforfeiture Benefit Charge
The Optional Nonforfeiture Benefit Charge does not have a guaranteed maximum annual charge rate and may change at any time. The current Optional Nonforfeiture Benefit Charge annual charge rates range as set forth in the charts below. The initial Optional Nonforfeiture Benefit Charge annual charge rate will be stated on the specification pages of your LTC Rider. We will give you 30 days written notice of our intent to raise the current Optional Nonforfeiture Benefit Charge annual charge rate. Any increase to the current Optional Nonforfeiture Benefit Charge annual charge rate will be applied on the next quarterly deduction following the effective date of the annual charge rate change. Any change to the current Optional Nonforfeiture Benefit Charge annual charge rate will be subject to prior regulatory approval and will be the same for all Contractowners in the same class on a nondiscriminatory manner. If the current Optional Nonforfeiture Benefit Charge annual charge rate is increased to an amount greater than a specified percentage of the initial current Optional Nonforfeiture Benefit Charge annual charge rate, you may cancel the LTC Rider and receive the Contingent Nonforfeiture Benefit. See Determining LTC Benefits – Nonforfeiture Benefit for more information.

Optional Nonforfeiture Benefit Charge: 50% Benefit for Assisted Living Services
States: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY
Age on Contract Date	Optional Nonforfeiture Benefit Charge
45-49	0.04%
50-54	0.05%
55-59	0.05%
60-64	0.06%
65-69	0.08%
70-74	0.11%
Optional Nonforfeiture Benefit Charge: 100% Benefit for Assisted Living Services
Age on Contract Date	Optional Nonforfeiture Benefit Charge
	Texas	California	All other states
45-49	0.06%	0.06%	0.05%
50-54	0.06%	0.06%	0.05%
55-59	0.07%	0.07%	0.06%
60-64	0.07%	0.07%	0.06%
65-69	0.10%	0.10%	0.09%
70-74	0.14%	0.13%	0.12%
The Optional Nonforfeiture Benefit Charge is calculated by multiplying the Extension Benefit as of the date on which the charge is deducted multiplied by ¼ of the Optional Nonforfeiture Benefit Charge annual charge rate as of the date on which the charge is deducted. On the contract date, the Extension Benefit will be double the Acceleration Benefit. The Optional Nonforfeiture Benefit Charge will increase as the Extension Benefit increases due to Gross Purchase Payments made within the first 90 days after the contract date. The Optional Nonforfeiture Benefit Charge will decrease as the Extension Benefit is reduced by Extension Benefit payments or Excess Withdrawals. The Optional Nonforfeiture Benefit Charge will be deducted until the Extension Benefit is reduced to zero or there is no Contract Value remaining, whichever occurs first. The Optional Nonforfeiture Benefit Charge annual charge rate is based upon your age as of the contract date.
Example: The following example illustrates the calculation of the LTC Benefit Charge for a 60 year old who lives in Georgia. The example assumes the Level Benefit option and the Optional Nonforfeiture Benefit have been chosen.
Acceleration Benefit:	$100,000
LTC Guaranteed Amount:	$100,000
Extension Benefit:	$200,000
Acceleration Benefit Charge Annual Charge Rate:	0.35%
Extension Benefit Charge Annual Charge Rate:	0.38%
Optional Nonforfeiture Benefit Charge Annual Charge Rate:	0.06%
LTC Charge (Annual)*:	$1,230
* $350 Acceleration Benefit Charge (0.35% x $100,000 LTC Guaranteed Amount) + $760 Extension Benefit Charge (0.38% x $200,000 Extension Benefit) + $120 Optional Nonforfeiture Charge (0.06% x $200,000 Extension Benefit) = $1,230 annual LTC Charge

Example: The following example illustrates the calculation of the LTC Benefit Charge for a 60 year old who lives in Georgia. The example assumes the Growth Benefit option and the Optional Nonforfeiture Benefit have been chosen.
Acceleration Benefit:	$100,000
LTC Guaranteed Amount:	$100,000
Extension Benefit:	$200,000
Growth Benefit:	$0
Acceleration Benefit Charge Annual Charge Rate:	0.50%
Extension Benefit Charge Annual Charge Rate:	0.38%
Optional Nonforfeiture Benefit Charge Annual Charge Rate:	0.06%
LTC Charge (Annual)*:	$1,380
*$500 Acceleration Benefit Charge (0.50% x $100,000 LTC Guaranteed Amount) + $760 Extension Benefit Charge (0.38% x $200,000 Extension Benefit) + $120 Optional Nonforfeiture Benefit Charge (0.06% x $200,000 Extension Benefit)= $1,380 annual LTC Charge
Lincoln Lifetime IncomeSM Advantage Charge (This rider is no longer available). While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage. The current annual rider charge rate is 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See Appendix D – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount as increased for subsequent Gross Purchase Payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% step-up and decreased for withdrawals. The 200% step-up is not available for riders purchased on and after October 5, 2009. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For riders purchased on and after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix D – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a discussion and example of the impact of the changes to the Guaranteed Amount.
Since the Automatic Annual Step-up could increase your Guaranteed Amount every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 1.50%. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Guaranteed Amount will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% step-up will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Gross Purchase Payment will cause the charge rate for your rider to change to the current charge rate in effect on the next Benefit Year anniversary, but the charge rate will never exceed the guaranteed maximum annual charge rate. The new charge rate will become effective on the Benefit Year anniversary.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.
If you purchased Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge rate of 1.05% applied to the Guaranteed Amount. This total charge rate (which may change as discussed above) is in effect until the seventh Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the seventh Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the seventh Benefit Year anniversary.
4LATER® Advantage (Managed Risk) Charge (This rider is no longer available). While this rider is in effect, there is a charge for 4LATER® Advantage (Managed Risk). The current annual rider charge rate is 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option.
The charge is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups and 5% Enhancements and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to Appendix D – 4LATER® Advantage (Managed Risk) – Income Base for a discussion and example of the impact of the changes to the Income Base.
The annual charge rate may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the rate will never exceed the guaranteed maximum annual charge rate of 2.00%. An Automatic Annual Step-up is a feature that will increase the Income Base to equal the Contract Value on a Benefit Year anniversary if all conditions are met. The Benefit Year is a 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Therefore, your charge rate could increase every Benefit Year anniversary up to the stated maximum. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the step-up, the charge rate and the Income Base will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the Automatic Annual Step-up.
The 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect as described further in the 4LATER® Advantage (Managed Risk) section. During the first ten Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary the charge rate may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge rate will never exceed the guaranteed maximum annual charge rate of 2.00%. If your charge rate is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the 5% Enhancement, the charge rate and the Income Base will return to the value they were immediately prior to the 5% Enhancement, adjusted for additional Purchase Payments or withdrawals, if any. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an enhancement would cause your charge rate to increase) if you do not want the 5% Enhancement.
The charge rate will increase to the then current annual charge rate, if after the first Benefit Year anniversary, cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge increase. See Appendix D – 4LATER® Advantage (Managed Risk) – Income Base.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
Lincoln SmartSecurity® Advantage Charge (This rider is no longer available). While this rider is in effect, there is a charge for Lincoln SmartSecurity® Advantage. The current annual charge rate is:
1.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or
2.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also the prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
3.	1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See Appendix D – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix D – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a discussion and example of the impact of changes to the Guaranteed Amount.
Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if conditions are met as described in the Lincoln SmartSecurity® Advantage section. Additional 10-year periods of step-ups may be elected. The annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount within the 10-year period.
If you elect to step-up the Guaranteed Amount for another 10-year step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Gross Purchase Payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
4LATER® Advantage Charge (This rider is no longer available). Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge rate is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Gross Purchase Payment if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge rate multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge rate will be the current charge rate in effect at the time of reset. At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge rate will change to the current charge rate in effect at the time of the reset, not to exceed the guaranteed maximum charge rate of 1.50% of the Income Base. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. If you never elect to reset your Income Base, your 4LATER® rider charge rate will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
Other Charges and Deductions
The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the Interest Adjustment. See Fixed Side of the Contract.

A mortality and expense risk and administrative charge will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge is 0.75% of the Contract Value, 0.20% of the Contract Value on contracts purchased as part of a Fee-Based Financial Plan on and after May 22, 2017, or 0.60% of Contract Value on contracts purchased as part of a Fee-Based Financial Plan on and after June 30, 2010 and prior to May 22, 2017 and on all other contracts purchased prior to November 15, 2010. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectus for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Sales Charge For Contracts Prior to February 8, 2010
For contracts purchased prior to February 8, 2010, the sales charge is calculated according to the following scale:
Owner's Investment	Sales Charge
Under $25,000	5.75%
$25,000 - $49,999	5.00%
$50,000 - $99,999	4.50%
$100,000 - $249,999	3.50%
$250,000 - $499,999	2.50%
$500,000 - $749,999	2.00%
$750,000 - $999,999	1.50%
$1,000,000 or greater	1.00%
For contracts purchased prior to November 9, 2009, the owner's investment is defined, in accordance with our procedures, as the sum of:
a)	The Contract Values for any individual Lincoln annuity contracts owned by an eligible owner (defined below)
b)	the amount (in dollars) of an eligible owner's investment in retail mutual funds (excluding those assets in fee based or advisory accounts) from the fund families that also offer investment options in this variable annuity contract
c)	the amount of the current Gross Purchase Payment you are making into this contract.
An eligible owner includes you as the Contractowner of your Lincoln ChoicePlus AssuranceSM (A Share) contract and any joint owner you have named on your annuity contract. Annuity contracts and mutual funds owned by any non-natural owner are included if the Contractowner's or joint owner's social security number is listed on the annuity contract or brokerage account.
In addition:
•	This program is only available if your broker's firm has an agreement with Lincoln Life in which the broker-dealer firm agrees to provide Lincoln Life with the amount of the owner's investment based on the mutual funds and annuity contracts in your account at the brokerage firm. Contract Values or Account Values which are not recorded with your broker's firm will not be included in the owner's investment calculation;
•	If your broker's firm does not have this agreement in place or, if the firm has an agreement, but does not provide Lincoln Life with the owner's investment, only the Gross Purchase Payment and Contract Value, if any, in this particular Lincoln ChoicePlus AssuranceSM (A Share) contract will be considered in the sales charge calculation; and
•	The amount of the owner's investment, if any, should be specified in the application when you purchase a contract. Your broker will inform you if the broker-dealer has an agreement in place and if the broker-dealer is willing to provide the amount of the owner's investment. Check with your broker if you have questions regarding the dollar amount of your owner's investment calculation.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	contracts sold by registered investment advisers who charge a fee for financial plans,
•	sales to Selling Group Individuals,

•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees,
•	for fee-based contracts only, the issue of a new Lincoln variable annuity contract with the proceeds from the surrender of an existing Lincoln variable annuity contract, if available in your state, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Gross Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Gross Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Gross Purchase Payment from your agent’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Gross Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Gross Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Gross Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86 (or for nonqualified contracts sold as part of a Fee-Based Financial Plan only, under age 91, subject to additional terms and limitations and Home Office approval). Certain Death Benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or new sales charges may be imposed with the purchase of, or transfer into, this contract. Any applicable exchange fee should also be considered. A registered representative or tax advisor should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Gross Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Gross Purchase Payment is $1,500 ($10,000 if sold as part of a Fee-Based Financial Plan). The minimum initial Gross Purchase Payment for nonqualified contracts sold as part of a Fee-Based Financial Plan where i4LIFE® Advantage is elected, and where the

Contractowner, joint owner and/or Annuitant are ages 86 to 90 (subject to additional terms and limitations and Home Office approval) is $50,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit or Lincoln Long-Term CareSM Advantage), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. If you elect the Lincoln Long-Term CareSM Advantage rider, no additional Purchase Payments can be made after 90 days from the contract date.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations mean that you will be limited in your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under any version of i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider. State variations may apply.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Net Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Net Purchase Payments to the fixed account, if available.
The minimum amount of any Net Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Net Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.
If we receive your Gross Purchase Payment from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), we will use the Accumulation Unit value computed on that Valuation Date when processing your Gross Purchase Payment. If we receive your Gross Purchase Payment in Good Order after market close, we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Gross Purchase Payment to your registered representative, we will generally not begin processing the Gross Purchase Payment until we receive it from your representative’s broker-dealer. If your broker-dealer submits your Gross Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Gross Purchase Payment to us, and your Gross Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Gross Purchase Payment. If your Gross Purchase Payment was placed with your broker-dealer after market close then we will use the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.

The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments or allocations, we reserve the right to reject an allocation request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
Valuation of Accumulation Units
Net Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Net Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustment.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 (or for nonqualified contracts sold as part of a Fee-Based Financial Plan only, under age 91, subject to additional terms and limitations and Home Office approval) as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office. Once we are notified of a pending death claim, these services will stop. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form, by calling our Home Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:

•	the Annuity Commencement Date;
•	the value of the amount being DCA’d is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable Interest Adjustments. See Fixed Side of the Contract – Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
Cross-Reinvestment Service. The cross-reinvestment service automatically transfers the Contract Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals. As of May 1, 2010, this service is no longer available to new participants. Any Contractowner who had enrolled in this service prior to this date may continue to participate. You specifiy the applicable Subaccounts, the baseline amount and the interval period.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Fees Associated with Fee-Based Financial Plans. You may have purchased this contract as part of a Fee-Based Financial Plan whereby an investment firm or professional offers investment advice for a fee. The fee for this advice is covered in a separate agreement between you and the firm or professional, and is in addition to the fees and expenses that apply to this contract. You may elect to have the fee paid to your investment firm or professional from your Contract Value by using AWS, if certain conditions apply.
Partial withdrawals to pay the fee may be taken automatically by enrolling in an AWS designated specifically for this purpose. Withdrawals are available in monthly, quarterly, semi-annual, or annual frequencies. You may enroll in this service by completing the appropriate election form that is available from your investment adviser. Additionally, you may authorize your investment adviser to set up or change your AWS program, or to take one-time withdrawals to pay for the advisory fee. Once you have elected this service, it will continue until you instruct us in writing to terminate it. Withdrawals under this AWS option will be noted on your quarterly statement as an advisory fee withdrawal. This service may not be available through all broker-dealers.
This service is not available if i4LIFE® Advantage is in effect and will automatically terminate upon election of i4LIFE® Advantage.
These withdrawals may decrease your guarantees under a Death Benefit or Living Benefit Rider. Advisory fee withdrawals may also have tax consequences. For nonqualified contracts, partial withdrawals to pay the advisory fee will be treated as a distribution for federal tax purposes, and will be reported as income on Form 1099R. For qualified contracts, partial withdrawals to pay the advisory fee will not be reported as a distribution from the contract.
Asset Allocation Models
You may allocate your Purchase Payment among a group of Subaccounts within an asset allocation model. Each model invests different percentages of the Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
This contract may be offered as part of a Fee-Based Financial Plan whereby an investment firm or professional offers investment advice for a fee. It is sold through broker-dealers who may be registered as or affiliated with a registered investment adviser. Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative as to whether a model is appropriate for you.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models may not be appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.
The models were designed and prepared by Lincoln Investment Advisors Corporation (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of this prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate

upon death of:	and...	and...	Death Benefit proceeds pass to:
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.
If your Contract Value equals zero, no Death Benefit will be paid.
Account Value Death Benefit. If you elect the Account Value Death Benefit contract option, we will pay a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit under this contact; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. There is an additional charge for this Death Benefit. If the Guarantee of Principal Death Benefit is in effect, the Death Benefit will be equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Gross Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under any version of Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Market Select® Advantage or Lincoln Max 6 SelectSM Advantage or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage or Lincoln Lifetime IncomeSM Advantage).
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (an Interest Adjustment for example) and premium taxes, if any. For contracts purchased prior to the time a state approved the above Guarantee of Principal Death Benefit calculation, the sum of all Purchase Payments is reduced by the sum of all withdrawals.
The Guarantee of Principal Death Benefit may be discontinued by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will begin deducting the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the Death Benefit paid will be the greatest of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Gross Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under any version of Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Market Select® Advantage or Lincoln Max 6 SelectSM Advantage or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage or Lincoln Lifetime IncomeSM Advantage); or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Gross Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Gross Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.
There is an additional charge for this Death Benefit. You may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit or the Account Value Death Benefit will apply. We will begin deducting the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.
General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after your Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2.	written authorization for payment; and

3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This requirement means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Contract Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.

Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchase. If you do not elect a Living Benefit Rider, the Investment Requirements will not apply to your contract. Different Investment Requirements may apply if you terminate one rider and elect another rider.
If you elect...	and the date of election is...	you will be subject to Investment Requirements
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	On or after April 2, 2012	Option 3 for Managed Risk riders
4LATER® Advantage (Managed Risk)	On or after July 16, 2012	Option 3 for Managed Risk riders
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	On or after May 21, 2012	Option 3 for Managed Risk riders
Lincoln Max 6 SelectSM Advantage	On or after May 22, 2017	Option 3
4LATER® Select Advantage	On or after January 9, 2017	Option 3
i4LIFE® Advantage Select Guaranteed Income Benefit	On or after August 29, 2016	Option 3
Lincoln Market Select® Advantage	On or after October 5, 2015	Option 3
Lincoln Long-Term CareSM Advantage	On or after April 11, 2011	Option 3
Lincoln Lifetime IncomeSM Advantage 2.0	On or after November 15, 2010	Option 3
Lincoln Lifetime IncomeSM Advantage	February 19, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
Lincoln SmartSecurity® Advantage	Prior to April 10, 2006 April 10, 2006 through January 19, 2009 On or after January 20, 2009	N/A Option 1 Option 3
4LATER® Advantage	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.1)	Prior to April 10, 2006 On or after April 10, 2006	N/A Option 1
i4LIFE® Advantage Guaranteed Income Benefit (v.2)	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.3)	October 6, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.4)	On or after November 15, 2010	Option 3
Investment Requirements – Option 1
No more than 35% of your Contract Value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following Subaccounts (“Limited Subaccounts”) (Note: not all Subaccounts are available with all contracts):
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Small/Mid Cap Value Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds International Fund
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Small Cap Value Series
•	Delaware VIP® Smid Cap Core Series
•	Fidelity® VIP Mid-Cap Portfolio
•	Franklin Income VIP Fund

•	Franklin Mutual Shares VIP Fund
•	Invesco V.I. International Growth Fund
•	JPMorgan Insurance Trust Global Allocation Portfolio
•	LVIP Baron Growth Opportunities Fund
•	LVIP Blended Mid Cap Managed Volatility Fund
•	LVIP Clarion Global Real Estate Fund
•	LVIP Delaware Special Opportunities Fund
•	LVIP Dimensional International Equity Managed Volatility Fund
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund
•	LVIP JPMorgan High Yield Fund
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
•	LVIP Managed Risk Profile 2040 Fund
•	LVIP MFS International Growth Fund
•	LVIP Mondrian International Value Fund
•	LVIP Multi-Manager Global Equity Managed Volatility Fund
•	LVIP SSGA Developed International 150 Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP SSGA International Index Fund
•	LVIP SSGA Small-Cap Index Fund
•	LVIP SSGA Small-Mid Cap 200 Fund
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
•	LVIP Vanguard International Equity ETF Fund
•	LVIP Wellington Mid-Cap Value Fund
•	MFS® VIT Growth Series
•	MFS® VIT Utilities Series
All other Subaccounts will be referred to as “Non-Limited Subaccounts” except ClearBridge Variable Mid Cap Portfolio, Deutsche Alternative Asset Allocation VIP Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT Commodity Real Return® Strategy Portfolio which are not available. The Lincoln SSGA Aggressive Index Model, the Lincoln SSGA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.
You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of any of these benefits, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.
If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP® Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP® Limited-Term Diversified Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.
We may move Subaccounts on or off the Limited or Non-Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited or Non-Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or
2.	take no action and be subject to the quarterly rebalancing as described above; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
Investment Requirements – Option 2
You can select the percentages of Contract Value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009. For Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements.
At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 25% of Contract Value or Account Value	Group 2 Investments cannot exceed 75% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP Western Asset Core Bond Fund
Templeton Global Bond VIP Fund	All other Subaccounts except those in Group 3 and as discussed below.	Delaware VIP® REIT Series Deutsche Alternative Asset Allocation VIP Portfolio LVIP SSGA Emerging Markets 100 Fund
The ClearBridge Variable Mid Cap Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (Franklin Income VIP Fund 34%, LVIP Franklin Templeton Global Equity Managed Volatility Fund 33% and Franklin Mutual Shares VIP Fund 33%).
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® Limited-Term Diversified Income Series

•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock Scientific Allocation Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP Managed Risk Profile 2030 Fund
•	LVIP Managed Risk Profile 2040 Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
•	Templeton Global Bond VIP Fund
To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Structured Moderately Aggressive Equity Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Moderately Aggressive Index Model and Lincoln SSGA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Moderate Allocation Managed Risk Fund, the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund, the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds) or the Franklin Income VIP Fund or to one of the following models: Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Structured Conservative Model, and Lincoln SSGA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Investment Requirements – Option 3
If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below.
If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for other Living Benefit Riders sections below, according to which rider you purchased and the date of purchase. For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment

Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
Option 3 – Investment Requirements for Managed Risk Riders purchased on and after May 22, 2017. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) you must currently allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among one or more of the following Subaccounts only.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund

Option 3 – Investment Requirements for Managed Risk Riders purchased prior to May 22, 2017. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), you must currently allocate your Contract Value among one or more of the following Subaccounts only. Not all funds may be available, refer to the “Description of the Funds” section of this prospectus for more information.
Group 1 Investments must be at least 20% (30% for riders elected prior to January 20, 2015) of Contract Value or Account Value	Group 2 Investments cannot exceed 80% (70% for riders elected prior to January 20, 2015) of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP Western Asset Core Bond Fund	LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Core Equity Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Managed Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP Select Core Equity Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
	LVIP U.S. Growth Allocation Managed Risk Fund	No subaccounts at this time.
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund

•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
Option 3 – Investment Requirements for other Living Benefit Riders purchased on or after August 29, 2016 (October 3, 2016 for existing Contractowners). If you elect Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, 4LATER® Select Advantage, Lincoln Long-Term CareSM Advantage or i4LIFE® Advantage Select Guaranteed Income Benefit you must currently allocate your Contract Value among one or more of the following Subaccounts. Not all funds may be available in your contract, refer to the “Description of the Funds” section of this prospectus for more information.
Group 1 Investments must be at least 30% of Contract Value or Account Value. If you elect Lincoln Max 6 SelectSM Advantage, investments must be at least 20% of Contract Value.	Group 2 Investments cannot exceed 70% of Contract Value or Account Value. If you elect Lincoln Max 6 SelectSM Advantage, investments cannot exceed 80% of Contract Value.
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP Western Asset Core Bond Fund	AB VPS Small/Mid Cap Value Portfolio
ALPS/Stadion Core ETF Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JPMorgan Insurance Trust Global Allocation Portfolio
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Scientific Allocation Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Building Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund

Group 1 Investments must be at least 30% of Contract Value or Account Value. If you elect Lincoln Max 6 SelectSM Advantage, investments must be at least 20% of Contract Value.	Group 2 Investments cannot exceed 70% of Contract Value or Account Value. If you elect Lincoln Max 6 SelectSM Advantage, investments cannot exceed 80% of Contract Value.
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock Scientific Allocation Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

The fixed account is only available for dollar cost averaging.

Option 3 – Investment Requirements for other Living Benefit Riders purchased on or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners). For i4LIFE® Advantage Guaranteed Income Benefit (version 4) and Lincoln Long-Term CareSM Advantage riders purchased on or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners), you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP Western Asset Core Bond Fund
AB VPS Small/Mid Cap Value Portfolio
ALPS/Stadion Core ETF Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JP Morgan Insurance Trust Global Allocation Portfolio
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Scientific Allocation Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
AB VPS Global Thematic Growth Portfolio
American Funds Global Small Capitalization Fund
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Smid Cap Core Series
Deutsche Alternative Asset Allocation VIP Portfolio
LVIP American Global Small Capitalization Fund
LVIP Clarion Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series

Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock Scientific Allocation Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Income Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

Option 3 – Investment Requirements for other Living Benefit Riders purchased prior to October 5, 2015. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), prior to October 5, 2015, you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP Western Asset Core Bond Fund
Templeton Global Bond VIP Fund	All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Deutsche Alternative Asset Allocation VIP Portfolio
LVIP Clarion Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
The ClearBridge Variable Mid Cap Portfolio, Franklin Templeton Founding Investment Strategy, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, PIMCO VIT CommodityRealReturn® Strategy Portfolio, and Templeton Global Bond VIP Fund are not available. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock Scientific Allocation Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
•	Templeton Global Bond VIP Fund

To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. These models are not available for contracts issued on or after November 15, 2010. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund or the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSGA Conservative Index Model and the Lincoln SSGA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Living Benefit Riders
The optional Living Benefit Riders offered under this variable annuity contract are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, and Lincoln SmartSecurity® Advantage), a minimum Annuity Payout (i4LIFE® Advantage with or without the Guaranteed Income Benefit, 4LATER® Select Advantage, 4LATER® Advantage (Managed Risk) and 4LATER® Advantage), or a qualified long-term care benefit rider (Lincoln Long-Term CareSM Advantage). Living Benefit Riders which are no longer available for purchase include: Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, 4LATER® Advantage (Managed Risk) and 4LATER® Advantage. Certain versions of i4LIFE® Advantage Guaranteed Income Benefit are also unavailable unless guaranteed under the terms of another rider. An Appendix to this prospectus provides a detailed description of these Living Benefit Riders. You may not elect more than one Living Benefit Rider at any one time. Upon election of a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit).
Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Terms and conditions may change after the contract is purchased.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under this contract. The riders do not guarantee the investment results of the funds.
The Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. If you elect a rider at contract issue, then the rider will be effective on the contract’s effective date.
From time to time, we relax our rules that apply to dropping certain riders and subsequently adding certain new ones. For example, we may waive the waiting period and instead permit you to add a new rider immediately after dropping your old one. We may also let you drop a rider before it has been in effect for the required holding period. When you drop your old rider, your old rider and charge will be terminated. As of the date of this prospectus, we currently have such an offer in place.
If you drop a rider for a new one during a period of time when we do not have an offer in place or have a different offer, you will not be eligible for any future offers related to the rider you previously dropped, even if such future offer would have included a greater or different benefit.
Rate Sheets
A Rate Sheet is a prospectus supplement where we declare the current Guaranteed Annual Income rates and Guaranteed Income Benefit percentages available under certain Living Benefit Riders. The Rate Sheet indicates the current rates and/or current percentages, their effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates or percentages. The rates and percentages may change with each Rate Sheet and may be higher or lower than the rates or percentages on the previous Rate Sheet. The rates and percentages will not change more frequently than quarterly.
At least 10 days before the end of the indicated effective period, the rates and percentages for the next effective period will be disclosed in a new Rate Sheet. In order to get the rate and/or percentage indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. For new Contractowners, the current Rate Sheet will be included with this prospectus. For existing Contractowners, current Rate Sheets will be mailed to you with your quarterly statement. You can also obtain the most current Rate Sheet information by contracting your registered representative or online at www.LincolnFinancial.com. The rates and percentages from previous effective periods are included in an Appendix to this prospectus.

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) apply to Lincoln Lifetime IncomeSM Advantage 2.0 except as noted. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider available for purchase in your contract that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base (an initial value equal to either your initial Purchase Payment or Contract Value, if elected after the contract's effective date);
•	A 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) if greater than an Automatic Annual Step-up so long as no withdrawals are made in the preceding Benefit Year and the rider is within an Enhancement Period;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the 5% Enhancement; and
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are not payable to the original Contractowner or original Contractowner’s bank account (or to the original Annuitant or the original Annuitant’s bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Income Base is reduced to zero. Withdrawals will also negatively impact the availability of the 5% Enhancement.
In order to purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), the Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. This rider provides guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as Secondary Life (joint life option) regardless of the investment performance of the contract. These benefits are subject to certain conditions, as set forth in this section. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. An Income Base is used to calculate the Guaranteed Annual Income payment from your contract, but is not available as a separate benefit upon death or surrender. The Income Base is equal to the initial Purchase Payment (or Contract Value if elected after contract issue), increased by subsequent Purchase Payments, Automatic Annual Step-ups and 5% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (described later in this prospectus).
This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing on or after age 55 (younger of you or your spouse under the joint life option). The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The specified withdrawal percentages of the Income Base are age based and may increase over time. With the single life option, you may receive Guaranteed Annual Income payments for your lifetime. If you purchase the joint life option, Guaranteed Annual Income amounts for the lifetimes of you and your spouse will be available.
Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided, amount of guaranteed income, investment options available, as well as the charge structure. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and these other riders is included later in this discussion. Not all riders will be available at all times. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up or 5% Enhancement.
Availability. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is only available for election at the time the contract is purchased, unless the contract was issued prior to August 26, 2013. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time this rider is elected.

There is no guarantee that Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. In addition, we may make different versions of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) available to new purchasers. You cannot elect this rider in combination with any other Living Benefit Rider offered in your contract at the same time.
If you purchased your contract prior to August 26, 2013, and you own a Living Benefit Rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you must first terminate your existing Living Benefit Rider. You must wait at least 12 months after this termination and also comply with your existing Living Benefit Rider’s termination rules, before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (if available). For further information on termination rules, see the “Termination” section associated with your Living Benefit Rider. In all cases, by terminating your existing Living Benefit Rider, you will no longer be entitled to any of the benefits that have accrued under that rider.
If you purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you will be limited in your ability to invest within the Subaccounts offered within your contract. You will be required to adhere to Investment Requirements - Option 3 for Managed Risk Riders. If you purchased Lincoln Lifetime IncomeSM Advantage 2.0, you are required to adhere to Investment Requirements - Option 3 for other Living Benefit Riders.
In addition, the fixed account is not available except for use with dollar cost averaging. See Investment Requirements for more information.
If you elect this rider at contract issue, it will be effective on the contract’s effective date. For contracts issued prior to August 26, 2013, if you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment . If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, 5% Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the rider charge will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.
Since the charge for the rider is based on the Income Base, the cost of the rider increases when additional Purchase Payments, Automatic Annual Step-ups and 5% Enhancements are made, and the cost decreases as Excess Withdrawals are made because these transactions all adjust the Income Base. In addition, the charge rate may change when Automatic Annual Step-ups or 5% Enhancements occur as discussed below or additional Purchase Payments occur. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.
5% Enhancement. You are eligible for a 5% Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary during an Enhancement Period, the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86 and if there were no withdrawals in the preceding Benefit Year. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.

If you decline an Automatic Annual Step-up during the original Enhancement Period, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period.
A 5% Enhancement that occurs during the original Enhancement Period will not cause your rider charge to increase. After the tenth Benefit Year anniversary, the rider charge could increase to the then current charge at the time a 5% Enhancement is applied. If your charge rate is increased due to a 5% Enhancement, you will have the option to opt out of the enhancements after the tenth Benefit Year. In order to be eligible to receive further 5% Enhancements the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) must be under age 86 and within an Enhancement Period.
Note: The 5% Enhancement is not available on any Benefit Year anniversary where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. A 5% Enhancement will occur in subsequent years when certain conditions are met. If you are eligible (as defined above) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):
Initial Purchase Payment = $100,000; Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000
Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000
On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 x 1.05 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.
As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amount section below.
If during the first ten Benefit Years your Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change on the Benefit Year anniversary. However, the amount you pay for the rider will increase since the charge for the rider is based on the Income Base. After the tenth Benefit Year anniversary, if you are in a subsequent Enhancement Period, the annual rider charge rate may increase to the current charge rate in any year the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual charge rate of 2.00%. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.
If your charge rate for this rider is increased due to a 5% Enhancement, you may opt out of the 5% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your charge rate for the rider to change. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an enhancement would cause your charge rate to increase) if you do not want the 5% Enhancement. You may not opt out of the 5% Enhancement if the current charge rate for the rider increases due to additional Purchase Payments made during the preceding Benefit Year that exceed the $100,000 Purchase Payment restriction after the first Benefit Year. See Income Base section for more details.
Automatic Annual Step-ups of the Income Base. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).
Each time the Income Base is stepped up to the current Contract Value as described above, your charge rate for the rider will be the current charge rate for the rider, not to exceed the guaranteed maximum charge. Therefore, your charge rate for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.
Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in years when a withdrawal has occurred.
If your charge rate for this rider is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the Income Base immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals. This opt-out will only apply for this particular

Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the step-up. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed.
If you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancement through the end of the Enhancement Period. A 5% Enhancement that occurs during the original Enhancement Period will not cause your rider charge to increase. See the 5% Enhancement section above. You may not opt out of the Automatic Annual Step-up if an additional Purchase Payment made during that Benefit Year caused the charge for the rider to increase to the current charge.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$47,750*	N/A	$50,000	N/A
1st Benefit Year anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year anniversary	$56,000	$59,535	$59,535	No
4th Benefit Year anniversary	$64,000	$62,512	$64,000	Yes
*The beginning Contract Value is the initial Purchase Payment less the 4.5% sales charge.
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Withdrawal Amount. You may make periodic withdrawals up to the Guaranteed Annual Income amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as your Guaranteed Annual Income amount is greater than zero. You may start taking Guaranteed Annual Income withdrawals when you (single life option) or the younger of you and your spouse (joint life option) turns age 55. Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan will reduce the amount of available Guaranteed Annual Income each year.
The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. Upon your first withdrawal the Guaranteed Annual Income rate is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal. For example, if you purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after January 23, 2017, at age 60 (single life option), your Guaranteed Annual Income rate is 4.25% (see the table below). If you waited until you were age 65 (single life option) to make your first withdrawal your Guaranteed Annual Income rate would be 5.25%. During the first Benefit Year, the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider. After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
Guaranteed Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider elections on or after January 23, 2017
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.25%	59 – 64	4.00%

Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
65+	5.25%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after May 20, 2013
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 64	3.50%
65 – 69	4.50%	65 – 69	4.00%
70+	5.00%	70+	4.50%
Note that Guaranteed Annual Income rates for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider purchased prior to January 23, 2017, and Lincoln Lifetime IncomeSM Advantage 2.0 riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.

If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (single life option) and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base and the Contract Value. The example assumes a 4.25% Guaranteed Annual Income rate and a Contract Value of $200,000:
Contract Value on the rider's effective date	$200,000
Income Base on the rider's effective date	$200,000
Initial Guaranteed Annual Income amount on the rider's effective date ($200,000 x 4.25%)	$8,500
Contract Value six months after rider's effective date	$210,000
Income Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$8,500
Contract Value after withdrawal ($210,000 - $8,500)	$201,500
Income Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Income Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary ($205,000 x 4.25%)	$8,713
Since there was a withdrawal during the first year, the 5% Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Guaranteed Annual Income amount is $8,713 (4.25% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $2,125 (4.25% of $50,000 Income Base), an additional Purchase Payment of $10,000 increased the Guaranteed Annual Income amount that Benefit Year to $2,550 ($2,125 + 4.25% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (described below).
5% Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
Nursing Home Enhancement. (The Nursing Home Enhancement is not available in certain states. Please check with your registered representative.) The Guaranteed Annual Income rate will be increased to 10%, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 70 or older, or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. For election of any version of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 20, 2013, the Nursing Home Enhancement is available when the Contractowner/Annuitant is age 65 or older, or the younger of the Contractowner and spouse is age 65 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. (The Nursing Home Enhancement is not available until the next Benefit Year anniversary after age 70 (or 65 for rider elections prior to May 20, 2013) if a withdrawal has been taken since the rider effective date.) The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has then been confined for at least 90 consecutive days. For the joint life option if both spouses qualify, the Nursing Home Enhancement is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, the Nursing Home Enhancement will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or rider charges.
You may request the Nursing Home Enhancement by filling out a request form provided by us. Proof of nursing home confinement will be required each year. If you leave the nursing home, or for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, if your Contract Value is reduced to zero for any reason, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the entrance into a nursing home and during the Benefit Year that the Nursing Home Enhancement commences, will reduce the amount available that year for the Nursing Home Enhancement. Purchase Payments may not be made into the contract after a request for the Nursing Home Enhancement is approved by us and any Purchase Payments made either in the 12 months prior to entering the nursing home or while you are residing in a nursing home will not be included in the calculation of the Nursing Home Enhancement.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. The remaining references to the Guaranteed Annual Income amount also include the Nursing Home Enhancement amount.
Contractowners in South Dakota who elect any version of Lincoln Lifetime IncomeSM Advantage 2.0 on or after January 1, 2013, have the option to increase the Guaranteed Annual Income rate upon the diagnosis of a terminal illness, subject to certain conditions. The Guaranteed Annual Income amount will be increased to 10% during a Benefit Year when the Contractowner/Annuitant is age 70 or older or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. For election of any version of Lincoln Lifetime IncomeSM Advantage 2.0 from January 1, 2013 to May 20, 2013, the terminal illness provision is available when the Contractowner/Annuitant is age 65 or older, or the younger of the Contractowner and spouse is age 65 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. (The terminal illness provision is not available until the next Benefit Year anniversary after age 70 (or 65 for rider elections prior to May 20, 2013) if a withdrawal has been taken since the rider effective date.) This provision applies if the diagnosis of terminal illness occurs 60 months or more after the effective date of the rider and the diagnosis was not made in the year prior to the effective date of the rider. For the joint life option if both spouses qualify, this provision for terminal illness is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, the terminal illness provision will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or rider charges.
Once either the Nursing Home Enhancement or the terminal illness enhancement is elected for one spouse, neither enhancement will be available for the other spouse. You may request the terminal illness enhancement by filling out a request form provided by us. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, if your Contract Value is reduced to zero for any reason, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the diagnosis of a terminal illness and during the Benefit Year that the terminal illness enhancement commences will reduce the amount available that year for the terminal illness enhancement. Purchase Payments may not be made into the contract after a request for the terminal illness enhancement is approved by us and any Purchase Payments made either in the 12 months prior to the terminal illness diagnosis or during the duration of the terminal illness will not be included in the calculation of the terminal illness enhancement. Any requirements to qualify for the terminal illness enhancement are set forth in the Terminal Illness Claim Form. The remaining references to the Guaranteed Annual Income amount also include the terminal illness enhancement amount for Contractowners in South Dakota only.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal, or withdrawals made prior to age 55 (younger of you or your spouse for joint life) or that are not payable to the original Contractowner or original Contractowner’s bank account (or to the original Annuitant or the original Annuitant’s bank account, if the owner is a non-natural person).
When an Excess Withdrawal occurs:
1.	The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided on the front page of this prospectus if you have questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount and the Contract Value under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). The example assumes that the Contractowner makes a $12,000 withdrawal, which causes a $12,644 reduction in the Income Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Guaranteed Annual Income amount = $3,613 (4.25% of the Income Base of $85,000)
After a $12,000 Withdrawal ($3,613 is within the Guaranteed Annual Income amount, $8,387 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,613 and the Income Base is not reduced:
Contract Value = $56,387 ($60,000 - $3,613)
Income Base = $85,000
The Contract Value is also reduced by the $8,387 Excess Withdrawal and the Income Base is reduced by 14.875%, the same proportion by which the Excess Withdrawal reduced the $56,387 Contract Value ($8,387 ÷ $56,387)
Contract Value = $48,000 ($56,387 - $8,387)
Income Base = $72,357 ($85,000 x 14.875% = $12,644; $85,000 - $12,644 = $72,356)
Guaranteed Annual Income amount = $3,075 (4.25% of $72,356 Income Base)
On the following Benefit Year anniversary the Contract Value has been reduced due to a declining market, but the Income Base is unchanged:
Contract Value = $43,000
Income Base = $72,356
Guaranteed Annual Income amount = $3,075 (4.25% x $72,356)
In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.
Withdrawals from IRA contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph); and

4. This contract is not a beneficiary IRA.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.
Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached the maturity date of the contract, you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option must be one of the following Death Benefits: the Guarantee of Principal Death Benefit, the EGMDB or the EEB rider. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s).
The Guaranteed Annual Income Amount Annuity Payout Option is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value). Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE® Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity Payout Option will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Income Base upon death of the Contractowners or Annuitant. In addition, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Income Base.
Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
As an alternative, after the first death, the surviving spouse, if under age 86, may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.
Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Contractowners in Florida who elect their rider on or after January 20, 2015, may terminate the rider after the first anniversary of the effective date of the rider. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate:

•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon election of Lincoln Market Select® Advantage; or
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	upon surrender of the contract; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from any version of Lincoln Lifetime IncomeSM Advantage 2.0. i4LIFE® Advantage is an optional Annuity Payout rider that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for election at the time you elect i4LIFE® Advantage. You cannot have both i4LIFE® Advantage and any version of Lincoln Lifetime IncomeSM Advantage 2.0 in effect on your contract at the same time.
This discussion applies to Contractowners who previously elected a Lincoln Lifetime IncomeSM Advantage 2.0 rider and wish to transition to i4LIFE® Advantage Guaranteed Income Benefit. Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) must transition to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 must transition to i4LIFE® Advantage Guaranteed Income Benefit (version 4).
Prior to the Annuity Commencement Date, Contractowners with any active version of Lincoln Lifetime IncomeSM Advantage 2.0 may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit. This transition is possible even if i4LIFE® Advantage Guaranteed Income Benefit is no longer available for purchase. (Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) must elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).) Contractowners are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time they purchase their Lincoln Lifetime IncomeSM Advantage 2.0 rider. If you choose to make this transition, the Contractowner can use the greater of their Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up (or inception date) or the Account Value immediately prior to electing i4LIFE® Advantage to establish the i4LIFE® Advantage Guaranteed Income Benefit. This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, who have waited until after the fifth Benefit Year anniversary may elect i4LIFE® Advantage with the applicable version of Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.
For any version of Lincoln Lifetime IncomeSM Advantage 2.0, if you have the single life option, and choose to transition to i4LIFE® Advantage Guaranteed Income Benefit, you must transition to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit single life option. If you have the joint life option, and choose to transition to i4LIFE® Advantage Guaranteed Income Benefit, you must transition to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit joint life option. The minimum length of the i4LIFE® Advantage Access Period will vary based upon when you elected your Lincoln Lifetime IncomeSM Advantage 2.0 rider and how long the rider was in effect before you decided to transition to i4LIFE® Advantage. These requirements are specifically listed in the Guaranteed Income Benefit with i4LIFE® Advantage section of this prospectus under Impacts to i4LIFE® Advantage Regular Income Payments.
For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
When deciding whether to transition from a Lincoln Lifetime IncomeSM Advantage 2.0 rider to i4LIFE® Advantage Guaranteed Income Benefit, you should consider that depending on your age (and the age of your spouse under the joint life option) and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts under your Lincoln Lifetime IncomeSM Advantage 2.0 rider. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments whereas with Lincoln Lifetime IncomeSM Advantage 2.0 you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each

Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under your Lincoln Lifetime IncomeSM Advantage 2.0 rider are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
Lincoln Market Select® Advantage
Lincoln Market Select® Advantage is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	A 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) if greater than an Automatic Annual Step-up so long as no withdrawals are made in the preceding Benefit Year and the rider is within the Enhancement Period;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the 5% Enhancement;
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base if reduced to zero. Withdrawals will also negatively impact the 5% Enhancement.
In order to purchase Lincoln Market Select® Advantage, the initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. This rider provides guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or the lives of you as Contractowner/Annuitant and your spouse as Secondary Life (joint life option) regardless of the investment performance of the contract. These benefits are subject to certain conditions, as set forth in this prospectus. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon the death of the Contractowner). If the Contractowner sells or assigns for value the contract other than to the Annuitant, or discounts or pledges it as collateral for a loan or as a security for the performance of an obligation or any other purpose, this rider will terminate.
This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after the younger of you or your spouse (joint life option) reach age 55. The Guaranteed Annual Income payments are based upon specified percentages of the Income Base, which are age-based and may increase over time. You may receive Guaranteed Annual Income payments for your lifetime or for the lifetimes of you and your spouse, if the joint life option is chosen.
Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided, amount of guaranteed income, investment options available, as well as the amount of the charges. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. You may consider purchasing Lincoln Market Select® Advantage if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and 5% Enhancement.
Availability. Lincoln Market Select® Advantage is available for election to new Contractowners and to current Contractowners who have previously purchased the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider. If you elect the Lincoln Market Select® Advantage rider at contract issue, it will be effective on the contract's effective date. If you terminate an existing rider to elect Lincoln Market Select® Advantage, your new rider will be effective on the next Valuation Date following approval by us.
If Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is currently in effect on your contract, and you want to terminate your existing rider and elect Lincoln Market Select® Advantage, we are currently waiving the five-year holding period that is required before terminating a rider. Other than the termination of your current rider, and the waiver of the holding period, your contract will not change in any way. We are doing this as a customer service to you, and there is no financial incentive being provided to you, your registered representative, or to anyone else if you decide to terminate your existing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider and elect Lincoln Market Select® Advantage.
In general, anytime you terminate a rider, you will no longer be entitled to any of the benefits that have accrued under that rider. If you decide to drop your Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider and elect Lincoln Market Select® Advantage, your current Income Base will terminate without value. In other words, you cannot transfer your current Income Base over to Lincoln Market Select® Advantage. Your initial Income Base under Lincoln Market Select® Advantage will be equal to the Contract Value on the effective date of the Lincoln Market Select® Advantage rider. The Income Base is used to calculate your Guaranteed Annual Income amount and the rider charge. You should carefully compare the features and benefits provided by your existing rider to the features and benefits provided by Lincoln Market Select® Advantage before making your decision. Lincoln Market Select® Advantage does not include all the same features, and it may not provide the same level of guarantee. For example, it does not offer a Nursing Home Enhancement like Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) offers. You should also compare the fees and charges of each rider. If you have any questions about terminating your Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider and electing Lincoln Market Select® Advantage, you should contact your registered representative or call us at the number listed on the first page of this prospectus.
Lincoln Market Select® Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time this rider is elected.
There is no guarantee that Lincoln Market Select® Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. In addition, we may make different versions of Lincoln Market Select® Advantage available to new purchasers. You cannot elect this rider in combination with any other Living Benefit Rider or any other annuity payout option offered in your contract at the same time.
If you purchase Lincoln Market Select® Advantage, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See Investment Requirements for more information.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, 5% Enhancements and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Rider of all Lincoln Life contracts (or contracts issued by our affiliates) in which your (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.
5% Enhancement. On each Benefit Year anniversary, during the Enhancement Period the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) are under age 86 and if there were no withdrawals in the preceding Benefit Year. The Enhancement Period is a 10-year period that begins on the effective date of the rider. Any Purchase Payments made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.
If you decline an Automatic Annual Step-up during the first ten Benefit years, you will continue to be eligible for the 5% Enhancements through the end of the Enhancement Period. In order to be eligible to receive 5% Enhancements, the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) must be under age 86 and within the Enhancement Period.
Note: The 5% Enhancement is not available on any Benefit Year anniversary where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. A 5% Enhancement will occur in subsequent years when certain conditions are met. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):
Initial Purchase Payment = $100,000; Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000
Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year anniversary, the Income Base will not be less than $130,750 (= $115,000 x 1.05% + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years (the Enhancement Period) from the effective date of the rider. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
Automatic Annual Step-ups of the Income Base. The Income Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).
The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.
Each time the Income Base is stepped up to the current Contract Value as described above, your charge rate for the rider will be the current charge rate for the rider, not to exceed the guaranteed maximum charge. Therefore, your charge rate for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Market Select® Advantage Charge.
If your charge rate for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the Income Base immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the step-up. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse your step-up will not be reimbursed.
If you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancement (if applicable) through the end of the Enhancement Period. You may not opt out of the Automatic Annual Step-up if an additional Purchase Payment made during that Benefit Year caused the charge for the rider to increase to the current charge.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancements will work (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year anniversary	$56,000	$59,535	$59,535	No
4th Benefit Year anniversary	$64,000	$62,512	$64,000	Yes
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). The 5% Enhancement or an Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Withdrawal Amount. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option). Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan will reduce the amount of available Guaranteed Annual Income each year.
The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected. Under the joint life option, the age of the younger of you or your spouse will be used. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, 5% Enhancement, additional Purchase Payments, and Excess Withdrawals, as described below.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may change with each Rate Sheet and may be higher or lower than the rates on the previous Rate Sheet. The rates will not change more frequently than quarterly.
At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. For new Contractowners, the current Rate Sheet will be included with this prospectus. For existing Contractowners, the current Rate Sheets will be mailed to you with your quarterly statement. You can also obtain the most current Rate Sheet information by contacting your registered representative or online at www.LincolnFinancial.com. Guaranteed Annual Income rates from previous effective periods are included in an appendix to this prospectus.
During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider. After the first Benefit Year anniversary, the Guaranteed Annual Income amount is calculated using the Income Base on the most recent Benefit Year anniversary. After your first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount impact the Income Base and the Contract Value. The example assumes a 4% Guaranteed Annual Income rate and a Contract Value of $200,000:
Contract Value on the rider’s effective date	$200,000
Income Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$210,000
Income Base six months after rider’s effective date	$200,000
Withdrawal six months after the rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Income Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Income Base on the first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, the 5% Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase

Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $2,500 (5% of $50,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $3,000 ($2,500 + 5% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount, after the Income Base is adjusted by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal, or withdrawals made prior to age 55 (younger of you or your spouse for joint life), or withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount, and the Contract Value under Lincoln Market Select® Advantage.
The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,816.14 reduction in the Income Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Guaranteed Annual Income amount = $4,250 (5% of the Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Guaranteed Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $4,250 and the Income Base is not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Income Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Income Base is reduced by 13.90134%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Income Base = $73,183.86 ($85,000 x 13.90134% = $11,816.14; $85,000 - $11,816.14 = $73,183.86)
Guaranteed Annual Income amount = $3,659.19 (5% of $73,183.86 Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Income Base = $73,183.86
Guaranteed Annual Income amount = $3,659.19 (5% x $73,183.86)
In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Withdrawals from IRA contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;

2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph); and
4.	This contract is not a beneficiary IRA.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.
Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached the maturity date of the contract, you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option must be one of the following Death Benefits: the Guarantee of Principal Death Benefit, the EGMDB or the EEB rider. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s).
The Guaranteed Annual Income Amount Annuity Payout Option is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value). Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE® Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
The final payment is a one-time lump-sum payment, if the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity Payout Option will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Market Select® Advantage has no provision for a payout of the Income Base upon death of the Contractowner or Annuitant. In addition, Lincoln Market Select® Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Market Select® Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, Lincoln Market Select® Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The 5% Enhancement and Automatic Annual Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Market Select® Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Contractowners in Florida may terminate their rider at any time after the first Benefit Year anniversary. Lincoln Market Select® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;

•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit option. i4LIFE® Advantage is an optional Annuity Payout rider that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for election at the time you elect i4LIFE® Advantage. You cannot have both i4LIFE® Advantage and Lincoln Market Select® Advantage in effect on your contract at the same time.
Contractowners with an active Lincoln Market Select® Advantage may decide to later transition to i4LIFE® Advantage Select Guaranteed Income Benefit prior to the Annuity Commencement Date, according to the provisions outlined below. This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts.
If you have the Lincoln Market Select® Advantage single life option and choose to transition your rider, you must transition to i4LIFE® Advantage Select Guaranteed Income Benefit single life option. If you have the Lincoln Market Select® Advantage joint life option and choose to transition your rider, you must transition to i4LIFE® Advantage Select Guaranteed Income Benefit joint life option. The Access Period requirements are specifically listed in the Guaranteed Income Benefit with i4LIFE® Advantage section of this prospectus under Impacts to i4LIFE® Advantage Regular Income Payments.
For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE® Advantage Select Guaranteed Income Benefit is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
When deciding whether to transition from Lincoln Market Select® Advantage to i4LIFE® Advantage Guaranteed Income Benefit, you should consider that depending on your age (and the age of your spouse under the joint life option) and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Market Select® Advantage. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with Lincoln Market Select® Advantage, you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under Lincoln Market Select® Advantage are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
Lincoln Max 6 SelectSM Advantage
Lincoln Max 6 SelectSM Advantage is a Living Benefit Rider available for purchase beginning on or after May 22, 2017 (or when approved in your state) that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An enhancement amount added to the Income Base equal to 6% of the Enhancement Base (less Purchase Payments received in the preceding Benefit Year) if greater than an Automatic Annual Step-up so long as no withdrawals are made in the preceding Benefit Year and the rider is within the Enhancement Period;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the 6% Enhancement;
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base is reduced to zero. If the Enhancement Base is reduced to zero, you will not be eligible for further 6% Enhancements. Withdrawals will also negatively impact the availability of the 6% Enhancement.
In order to purchase Lincoln Max 6 SelectSM Advantage, the initial Purchase Payment must be at least $25,000. This rider provides guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or the lives of you as Contractowner/

Annuitant and your spouse as Secondary Life (joint life option) regardless of the investment performance of the contract. These benefits are subject to certain conditions, as set forth in this prospectus. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon the death of the Contractowner). If the Contractowner sells or assigns for value the contract other than to the Annuitant, or discounts or pledges it as collateral for a loan or as a security for the performance of an obligation or any other purpose, this rider will terminate.
This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after the younger of you or your spouse (joint life option) reach age 55. The Guaranteed Annual Income payments are based upon specified percentages of the Income Base, which are age-based and may increase over time. Your Guaranteed Annual Income payments will be reduced if your Contract Value is reduced to zero. You may receive Guaranteed Annual Income payments for your lifetime or for the lifetimes of you and your spouse, if the joint life option is chosen.
Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided, investment options available, as well as the charge rates. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. You may consider purchasing Lincoln Max 6 SelectSM Advantage if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and 6% Enhancements to the Income Base. However, these guaranteed payments will be reduced if your Contract Value is reduced to zero. Additionally, if you decide to elect i4LIFE® Advantage in the future, your Income Base under Lincoln Max 6 SelectSM Advantage will not carry over to i4LIFE® Advantage. This rider may be more suitable for you than another available Living Benefit Rider if you are willing to exchange higher income payments with potentially lower income in the future if your Contract Value is reduced to zero.
Availability. Lincoln Max 6 SelectSM Advantage is available for election only at the time the contract is purchased. If elected, the rider will be effective on the contract's effective date.
Lincoln Max 6 SelectSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time this rider is elected.
There is no guarantee that Lincoln Max 6 SelectSM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. In addition, we may make different versions of Lincoln Max 6 SelectSM Advantage available to new purchasers. You cannot elect this rider in combination with any other Living Benefit Rider or any other annuity payout option offered in your contract at the same time.
If you purchase Lincoln Max 6 SelectSM Advantage, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See Investment Requirements for more information.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is equal to the initial Purchase Payment, increased by subsequent Purchase Payments, Automatic Annual Step-ups and 6% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
The Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the initial Purchase Payment, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by a 6% Enhancement.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments automatically increase the Income Base and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Excess Withdrawals reduce the Income Base and Enhancement Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.

6% Enhancement. On each Benefit Year anniversary, an enhancement amount equal to 6% of the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, will be added to the Income Base, if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86, if there are no withdrawals in the preceding Benefit Year, the rider is within the Enhancement Period and if the Income Base after the enhancement amount is added would be greater than the Automatic Annual Step-up of the Income Base.
The Enhancement Period is a 10-year period that begins on the effective date of the rider. Any Purchase Payments made after the initial Purchase Payment will be added immediately to the Income Base and to the Enhancement Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating and determining if the 6% Enhancement applies. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the 6% Enhancement, if applicable, on the first Benefit Year anniversary.
If you decline an Automatic Annual Step-up during the first 10 Benefit years, you will continue to be eligible for the 6% Enhancements through the end of the Enhancement Period. In order to be eligible to receive 6% Enhancements, the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) must be under age 86 and within the Enhancement Period.
Note: The 6% Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. A 6% Enhancement will occur in subsequent years when certain conditions are met. If you are eligible (as defined below) for the 6% Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base (assuming no withdrawals):
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000; Enhancement Base = $125,000
On the first Benefit Year anniversary, the Income Base will not be less than $131,900 ($115,000 x 1.06% = $121,900 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 6% Enhancement until the second Benefit Year anniversary.
The 6% Enhancement will be in effect for 10 years (the Enhancement Period) from the effective date of the rider. As explained below, the 6% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 6% Enhancement. If the Automatic Annual Step-up and the 6% Enhancement increase the Income Base to the same amount, then you will receive the Automatic Annual Step-up. The 6% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
Automatic Annual Step-ups of the Income Base. The Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 6% Enhancement (if any).
The Automatic Annual Step-up is available even when a withdrawal has occurred.
Each time the Income Base is stepped up to the current Contract Value as described above, your charge rate for the rider will be the current charge rate for the rider, not to exceed the guaranteed maximum charge. Therefore, your charge rate for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Max 6 SelectSM Advantage Charge.
If your charge rate for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the step-up, your current charge rate will remain in effect and the Income Base and Enhancement Base will be returned to the Income Base and Enhancement Base immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the step-up. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse your step-up will not be reimbursed.
If you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 6% Enhancement (if applicable) through the end of the Enhancement Period and as long as the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are under age 86. You may not opt out of the Automatic Annual Step-up if an additional Purchase Payment made during that Benefit Year caused the charge for the rider to increase to the current charge.

Following is an example of how the Automatic Annual Step-ups and the 6% Enhancements will work (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$107,000	$112,000	$100,000	$6,000
3rd Benefit Year anniversary	$115,000	$118,000	$100,000	$6,000
4th Benefit Year anniversary	$128,000	$128,000	$128,000	N/A
5th Benefit Year anniversary	$131,000	$135,680	$128,000	$7,680
On the first Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $112,000 and the Enhancement Base remains at $100,000.
On the third Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $118,000 and the Enhancement Base remains at $100,000.
On the fourth Benefit Year anniversary the Contract Value is higher than the previous Income Base plus the 6% Enhancement, so the Income Base and Enhancement Base are increased to equal the Contract Value of $128,000.
On the fifth Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement would increase the Income Base to a higher amount, the Income Base is increased by the $7,680 (6% of $128,000) Enhancement amount and the Enhancement Base remains at $128,000.
Withdrawal Amount. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option), but will be reduced if your Contract Value is reduced to zero. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan will reduce the amount of available Guaranteed Annual Income each year.
The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected, and whether or not your Contract Value has been reduced to zero. Under the joint life option, the age of the younger of you or your spouse will be used. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, 6% Enhancement, additional Purchase Payments, and Excess Withdrawals, as described below. Additionally, the Guaranteed Annual Income amount will be reduced if the Contract Value reaches zero.
The Guaranteed Annual Income rate will be based on your age as of the date the first withdrawal on or after age 55 (based on the age of the younger of you or your spouse for the joint life option). Thereafter, the Guaranteed Annual Income rate will only increase upon an Automatic Annual Step-up, and will decrease once the Contract Value is reduced to zero.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, its effective period, and the date by which your application or rider election form must be signed and dated for a contract to be issued with those rates. The rates may change with each Rate Sheet and may be higher or lower than the rates on the previous Rate Sheet. The rates will not change more frequently than quarterly.
At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rate for the next effective period will be disclosed in a new Rate Sheet. In order to get the rate indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. For new Contractowners, the current Rate Sheet will be included with this prospectus. You can also obtain the most current Rate Sheet information by contacting your registered representative or online at www.LincolnFinancial.com.

During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider. After the first Benefit Year anniversary, the Guaranteed Annual Income amount is calculated using the Income Base on the most recent Benefit Year anniversary, as adjusted for additional Purchase Payments, Automatic Annual Step-ups, 6% Enhancements, and subsequent Excess Withdrawals. After your first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. The Guaranteed Annual Income rate will be lower if your Contract Value is reduced to zero, which will result in a reduced Guaranteed Annual Income amount.
Guaranteed Annual Income payments are not available until you have reached age 55 (the younger of you or your spouse under the joint life option). If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the Guaranteed Annual Income rate and amount will be immediately reduced, as reflected on your Rate Sheet. The Guaranteed Annual Income amount payable as calculated in Table A of the Rate Sheet cannot exceed the remaining Contract Value. However, if the total Guaranteed Annual Income amounts received in the Benefit Year your Contract Value is reduced to zero are less than the recalculated Guaranteed Annual Income amount based on Table B of the Rate Sheet, the difference is payable for the remainder of that Benefit Year. Otherwise, you will not be able to receive further Guaranteed Annual Income payments until the next Benefit Year anniversary. Withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount impact the Income Base, the Enhancement Base, and the Contract Value. The example assumes a 5% Guaranteed Annual Income rate and a Contract Value of $200,000 on the rider’s effective date:
Contract Value on the rider’s effective date	$200,000
Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 5%)	$10,000
Contract Value six months after rider’s effective date	$212,000
Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date	$10,000
Contract Value after withdrawal ($212,000 - $10,000)	$202,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary ($205,000 x 5%)	$10,250
Since there was a withdrawal during the first year, the 6% Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Guaranteed Annual Income amount is $10,250 (5% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $2,500 (5% of $50,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $3,000 ($2,500 + 5% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Automatic Annual Step-ups and 6% Enhancements will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount, after the Income Base is adjusted by a 6% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal, or withdrawals made prior to age 55 (younger of you or your spouse for joint life), or withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	The Income Base and the Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example assumes a 5% Guaranteed Annual Income rate and demonstrates the impact of an Excess Withdrawal on the Income Base, Enhancement Base, the Guaranteed Annual Income amount, and the Contract Value under Lincoln Max 6 SelectSM Advantage.
The Contractowner makes a $12,000 withdrawal which causes an $11,816.14 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base = $85,000
Guaranteed Annual Income amount = $4,250 (5% of the Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Guaranteed Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $4,250 and the Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 13.90134%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Income Base = $73,183.86 ($85,000 x 13.90134% = $11,816.14; $85,000 - $11,816.14 = $73,183.86)
Enhancement Base = $73,183.86 ($85,000 x 13.90134% = $11,816.14; $85,000 - $11,816.14 = $73,183.86)
Guaranteed Annual Income amount = $3,659.19 (5% of $73,183.86 Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Income Base = $73,183.86
Guaranteed Annual Income amount = $3,659.19 (5% x $73,183.86)
Enhancement Base = $73,183.86
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate. If the Enhancement Base is reduced to zero, you will not be eligible for further 6% Enhancements.
Withdrawals from IRA contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;

3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph); and
4.	This contract is not a beneficiary IRA.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.
Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached the maturity date of the contract, and you have remaining Contract Value, you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option must be one of the following Death Benefits: the Guarantee of Principal Death Benefit or the EGMDB. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s).
The Guaranteed Annual Income Amount Annuity Payout Option is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Income Base multiplied by the applicable Guaranteed Annual Income rate shown in Table B of your Rate Sheet, for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
The final payment is a one-time lump-sum payment and will be equal to the sum of all Purchase Payments, decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity Payout Option will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Max 6 SelectSM Advantage has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowner or Annuitant. In addition, Lincoln Max 6 SelectSM Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Max 6 SelectSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, Lincoln Max 6 SelectSM Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Automatic Annual Step-up will continue, if applicable, as discussed above. The 6% Enhancement will continue, if applicable, upon the first death under the joint life option. Upon the death of the surviving spouse, Lincoln Max 6 SelectSM Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Termination. Prior to the fifth Benefit Year anniversary, the Contractowner may decide to terminate the rider to elect i4LIFE® Advantage. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Contractowners in Florida may terminate their rider at any time after the first Benefit Year anniversary. Lincoln Max 6 SelectSM Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	upon death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.

The termination will not result in any increase in Contract Value equal to the Income Base or to the Enhancement Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time, except i4LIFE® Advantage.
4LATER® Select Advantage
4LATER® Select Advantage is a Living Benefit Rider available for purchase that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Select Advantage, you must later elect i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage.
Availability. 4LATER® Select Advantage is available for election to new Contractowners and to current Contractowners who have previously purchased the 4LATER® Advantage (Managed Risk) rider. If you elect the 4LATER® Select Advantage rider at contract issue, it will be effective on the contract's effective date. If you terminate an existing rider to elect 4LATER® Select Advantage, your new rider will be effective on the next Valuation Date following approval by us. To elect 4LATER® Select Advantage, the Contractowner, Annuitant and Secondary Life under the joint life option must be age 85 or younger.
If 4LATER® Advantage (Managed Risk) is currently in effect on your contract, and you want to terminate the existing rider and elect 4LATER® Select Advantage, we are currently waiving the five-year waiting period that is required before terminating a rider. Other than the termination of your current rider, and the waiver of the holding period, your contract will not change in any way. We are doing this as a customer service to you, and there is no financial incentive being provided to you, your registered representative, or to anyone else if you decide to terminate your existing 4LATER® Advantage (Managed Risk) rider and elect 4LATER® Select Advantage.
Before electing 4LATER® Select Advantage, you must first terminate your existing rider, and you will no longer be entitled to any of the benefits that have accrued under that rider. You cannot transfer your current Income Base over to 4LATER® Select Advantage. You should carefully compare the features and benefits provided by your existing rider to the features and benefits provided by 4LATER® Select Advantage before making your decision.
4LATER® Select Advantage is not available for purchase with qualified contracts and is designed primarily for purchasers of nonqualified contracts where the Contractowner and Annuitant are different people (single life option) or with joint life benefits where the Secondary Life is not a spouse.
There is no guarantee that 4LATER® Select Advantage will be available for new purchasers in the future and we reserve the right to discontinue this benefit at any time. In addition, we may make different versions of 4LATER® Select Advantage available to new purchasers. You cannot elect the rider and any other Living Benefit Rider or any other payout option offered in your contract at the same time.
If you purchase 4LATER® Select Advantage, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See Investment Requirements for more information.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base. The Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE® Advantage Select Guaranteed Income Benefit at a later date. The Income Base is not available to you as a lump sum withdrawal or as a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect 4LATER® Select Advantage at the time you purchase the contract, the Income Base will be equal to the initial Purchase Payment. If you elect the rider after you purchase the contract, the initial Income Base will equal the Contract Value on the effective date of 4LATER® Select Advantage. The maximum Income Base is $10 million. The maximum takes into consideration the total guaranteed amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments (not to exceed the maximum Income Base). For example, an additional Purchase Payment of $10,000 will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for 4LATER® Select Advantage will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Each withdrawal (including withdrawals to pay the fees for Fee-Based Financial Plans) reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal.

The following example demonstrates the impact of a withdrawal on the Income Base and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.
Prior to the withdrawal:
Contract Value = $112,000
Income Base = $125,500
After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base is also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)
Contract Value = $100,800 ($112,000 - $11,200)
Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
In a declining market, withdrawals may significantly reduce your Income Base, and as a result will reduce your future Guaranteed Income Benefit. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.
Automatic Annual Step-up. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date, is equal to or greater than the Income Base after the 5% Enhancement (if any).
The Automatic Annual Step-up is available even in years in which a withdrawal has occurred.
5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if:
a.	the Annuitant (as well as the Secondary Life if the joint life option is in effect) are under age 86; and
b.	if there were no withdrawals in the preceding Benefit Year; and
c.	the rider is within the Enhancement Period described below.
The Enhancement Period is a 10-year period that begins on the effective date of the rider.
Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base. However, any new Purchase Payment must be invested in the contract for at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any Purchase Payments made within the first 90 days after the effective date of 4LATER® Select Advantage will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.
If you decline the Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements as long as you meet the conditions listed above.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined above) for the 5% Enhancement in the next Benefit Year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):
Initial Purchase Payment = $100,000; Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000
Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000
On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 x 1.05 = $120,750 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.

The following is an example of how the Automatic Annual Step-ups and the 5% Enhancement affect the Income Base and the potential for the charge to increase or decrease (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year anniversary	$56,000	$59,535	$59,535	No
4th Benefit Year anniversary	$64,000	$62,512	$64,000	Yes
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535).
Death Prior to the Annuity Commencement Date. 4LATER® Select Advantage has no provision for a payout of the Income Base upon death of the Contractowners or Annuitant. In addition, 4LATER® Select Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in this prospectus) will be in effect. Election of the 4LATER® Select Advantage does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.
If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Select Advantage rider will continue. Upon the second death of either the Annuitant or Secondary Life, 4LATER® Select Advantage will terminate.
Upon the death of the Contractowner, the 4LATER® Select Advantage rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Termination. After the fifth anniversary of the effective date of the 4LATER® Select Advantage rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Select Advantage will automatically terminate:
•	on the Annuity Commencement Date; or
•	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral; or
•	upon the second death of either the Annuitant or Secondary Life; or
•	when the Income Base is reduced to zero due to withdrawals;
•	the last day that you can elect i4LIFE® Advantage (age 95); or
•	upon termination of the underlying contract.
This termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from 4LATER® Select Advantage. Contractowners with an active 4LATER® Select Advantage may purchase i4LIFE® Advantage Select Guaranteed Income Benefit at the terms in effect when the Contractowner purchased 4LATER® Select Advantage rider. i4LIFE® Advantage Select Guaranteed Income Benefit provides for periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period), a Death Benefit during the Access Period, and a minimum payout floor, called the Guaranteed Income Benefit. You will be required to adhere to certain Investment Requirements during the time you own i4LIFE® Advantage Select Guaranteed Income Benefit. See Living Benefit Riders – i4LIFE® Advantage Guaranteed Income Benefit for more information.
Once you elect i4LIFE® Advantage Select Guaranteed Income Benefit, you can use the greater of the Income Base under 4LATER® Select Advantage or your Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Select Guaranteed Income Benefit. This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95.
If you elect the 4LATER® Select Advantage single life option, you must purchase the i4LIFE® Advantage Select Guaranteed Income Benefit single life option. If you elect the 4LATER® Select Advantage joint life option, you must purchase i4LIFE® Advantage Select Guaranteed Income Benefit joint life option.

Contractowners who elect 4LATER® Select Advantage are guaranteed the ability in the future to elect i4LIFE® Advantage Select Guaranteed Income Benefit even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those at the time they elected 4LATER® Select Advantage. These requirements are specifically listed in the Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage section of this prospectus.
The Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE® Advantage Select Guaranteed Income Benefit is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
You should consider electing i4LIFE® Advantage Select Guaranteed Income Benefit when you are ready to immediately start receiving i4LIFE® Advantage payments. Payments from a nonqualified contract that a person receives under i4LIFE® Advantage Select Guaranteed Income Benefit are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE® Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE® Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Home Office. When you elect i4LIFE® Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. If you had previously elected EEB Death Benefit, you must elect a new Death Benefit. Existing Contractowners with the Account Value Death Benefit who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began(if premium taxes have been deducted from the Contract Value). See The Contracts – i4LIFE® Advantage Death Benefits.
Access Period. At the time you elect i4LIFE® Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.
We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for nonqualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE® Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE® Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See Guaranteed Income Benefit with i4LIFE® Advantage.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE® Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the Assumed Investment Return (“AIR”). These choices will influence the amount of your Regular Income Payments.
If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the AIR. AIR rates of 3%, 4%, 5%, or 6% may be available. Certain states limit the availability of 5% or 6% AIR. See your registered representative for availability. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Regular Income Payments are not subject to any applicable Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.

i4LIFE® Advantage Death Benefits
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is available during the Access Period and will be equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at our Home Office. We will effect the change in Death Benefit on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment or in the same proportion that Regular Income Payments reduce the Account Value, depending on the terms of your contract; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Gross Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted in the same proportion that Regular Income Payments and withdrawals reduce the Contract Value or Account Value.

When determining the highest anniversary value, if you elected the EGMDB (or more expensive Death Benefit option) in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Guarantee of Principal or the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Home Office. We will effect the change in Death Benefit on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. For all Death Benefit options, following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Guaranteed Income Benefit with i4LIFE® Advantage
A Guaranteed Income Benefit may be available for purchase when you elect i4LIFE® Advantage which ensures that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. There are two versions of i4LIFE®Advantage Guaranteed Income Benefit currently available for purchase (unless you are guaranteed the right to elect a prior version under the terms of another Living Benefit Rider) – i4LIFE® Advantage Select Guaranteed Income Benefit and i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).
i4LIFE® Advantage Guaranteed Income Benefit is an optional feature that provides a Guaranteed Income Benefit and requires that you adhere to certain Investment Requirements. See Investment Requirements in this prospectus for more information about the Investment Requirements applicable to your version of i4LIFE® Advantage Guaranteed Income Benefit. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider. See i4LIFE® Advantage Guaranteed Income Benefit – Termination for more information.
As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased a Living Benefit Rider prior to electing i4LIFE® Advantage Guaranteed Income Benefit. Refer to the 4LATER® Advantage section of this prospectus for a discussion of the 4LATER® Guaranteed Income Benefit.

Additional Gross Purchase Payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain Subaccounts. See the Contracts – Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned a Living Benefit Rider will determine which Investment Requirement option applies to you.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, a Contractowner with Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (including Lincoln Lifetime IncomeSM Advantage 2.0), Lincoln Market Select® Advantage, 4LATER® Select Advantage or 4LATER® Advantage (Managed Risk) who decides to terminate that rider to purchase i4LIFE® Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in another rider. In certain states the total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your contract or contact your registered representative for more information.
You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage. If you intend to use the Guaranteed Amount or the Income Base from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
The i4LIFE® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE® Advantage – General i4LIFE® Provisions for an example.
Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) who wish to elect i4LIFE® Advantage Guaranteed Income Benefit must elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). Contractowners with Lincoln Market Select® Advantage, 4LATER® Select Advantage or Lincoln SmartSecurity® Advantage who wish to elect i4LIFE® Advantage Guaranteed Income Benefit must elect i4LIFE® Advantage Select Guaranteed Income Benefit. Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit.
Select Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentage may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result.
The initial Guaranteed Income Benefit percentages applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your application or rider election form must be signed and dated for a contract to be issued with that rate. The percentages may change with each Rate Sheet and may be higher or lower than the percentages on the previous Rate Sheet. The percentages will not change more frequently than quarterly.
At least 10 days before the end of the indicated effective period, the Guaranteed Income Benefit percentages for the next effective period will be disclosed in a new Rate Sheet. In order to get the percentage indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. For new Contractowners, current Rate Sheets will be included with the prospectus. For existing Contractowners, current Rate Sheets will be mailed to you with your quarterly statement. You can also obtain the most current Rate Sheet by contacting your registered representative or online at www.LincolnFinancial.com. Guaranteed Income Benefit percentages from previous effective periods are included in an appendix to this prospectus.
Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4). The following discussion applies to both Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) unless otherwise specified. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected. The current specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit under Guaranteed Income Benefit (Managed Risk) are outlined in the table below. The percentages and age-bands for Guaranteed Income Benefit (Managed Risk and version 4) elected during previous effective periods can be found in an Appendix to this prospectus. Guaranteed Income Benefit (version 4) is only available for purchase if you are guaranteed the right to elect a prior version under another Living Benefit Rider. (i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk and version 4) are not available to Lincoln SmartSecurity® Advantage purchasers.)
Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk)
on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Income Base to establish the initial Guaranteed Income Benefit.
Please note that Guaranteed Income Benefit percentages for prior effective periods are in an Appendix to this prospectus.

General Provisions. For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first

Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the Valuation Date of the first periodic income payment of each calendar year. The first step-up is the Valuation Date of the first periodic income payment in the next calendar year following the Periodic Income Commencement Date.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 4% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage – Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2016 Amount of initial Regular Income Payment	$4,801
8/1/2016 Account Value at election of Guaranteed Income Benefit	$100,000
8/1/2016 Initial Guaranteed Income Benefit (4.0% x $100,000 Account Value)	$4,000
8/1/2017 Recalculated Regular Income Payment	$6,000
8/1/2017 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in General Provisions above.
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008 to December 31, 2010 or when Guaranteed Income Benefit (version 4) was approved in your state, whichever occurred later (unless version 3 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008 (unless version 2 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.
The next section describes certain guarantees in Living Benefit Riders relating to the election of the Guaranteed Income Benefit.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who wish to transition to i4LIFE® Advantage Guaranteed Income Benefit may elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in accordance with the same terms set out above. If this decision is made, the Contractowner can use the greater of the Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, or the Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base) based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
Lincoln Market Select® Advantage. Contractowners who purchase Lincoln Market Select® Advantage and wish to transition to i4LIFE® Advantage Guaranteed Income Benefit are guaranteed the right, in the future, to elect i4LIFE® Advantage Select Guaranteed

Income Benefit, even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Market Select® Advantage.
If this decision is made, you can use the greater of the Income Base under Lincoln Market Select® Advantage reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Select Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base) based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit percentage applicable to Lincoln Market Select® Advantage riders elected is set forth in a supplement to this prospectus called a Rate Sheet. See the Select Guaranteed Income Benefit sections above for more information about the Rate Sheet. The Guaranteed Income Benefit percentage applicable to Lincoln Market Select® Advantage riders elected during previous effective periods can be found in an Appendix to this prospectus.
4LATER® Select Advantage. Contractowners who elect 4LATER® Select Advantage and wish to transition to i4LIFE® Advantage Guaranteed Income Benefit are guaranteed the right, in the future, to elect i4LIFE® Advantage Select Guaranteed Income Benefit, even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased 4LATER® Select Advantage.
If this decision is made, you can use the greater of the Income Base under 4LATER® Select Advantage or the Account Value to establish the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base) based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit percentages applicable to new 4LATER® Select Advantage rider elections are set forth in a supplement to this prospectus called a Rate Sheet. See the Select Guaranteed Income Benefit section above for more information about the Rate Sheet. The Guaranteed Income Benefit percentage applicable to 4LATER® Select Advantage riders elected during previous effective periods can be found in an Appendix to this prospectus.
Lincoln Lifetime IncomeSM Advantage 2.0. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage 2.0 who wish to transition to i4LIFE® Advantage Guaranteed Income Benefit are guaranteed the right, in the future, to elect i4LIFE® Advantage Guaranteed Income Benefit (version 4) even though it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Lifetime IncomeSM Advantage 2.0. If this decision is made, the Contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or since the rider’s effective date (if there has not been an Automatic Annual Step-up) if greater than the Account Value to establish the Guaranteed Income Benefit at the terms in effect for the purchasers of this rider. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base) based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
Lincoln SmartSecurity® Advantage. Contractowners who purchased Lincoln SmartSecurity® Advantage may elect the i4LIFE® Advantage Select Guaranteed Income Benefit. At the time the initial Guaranteed Income Benefit is determined, the remaining Guaranteed Amount (if greater than the Account Value), will be used to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on the age of the younger of the Contractowner and the Secondary Life (joint life), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount (if greater than the Account Value).
The Guaranteed Income Benefit percentage applicable to Contractowners who transition from Lincoln SmartSecurity® Advantage to Select Guaranteed Income Benefit are set forth in a supplement to this prospectus, called a Rate Sheet. Lincoln SmartSecurity® Advantage purchasers use the date of the i4LIFE® Advantage Select Guaranteed Income Benefit election to determine the percentage applicable to their contracts. See the Select Guaranteed Income Benefit section above for more information about the Rate Sheet.
4LATER® Advantage (Managed Risk). Contractowners who elected 4LATER® Advantage (Managed Risk) must transition to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in accordance with the same terms set out above for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). When this decision is made, the Contractowner can use the greater of the Income Base under 4LATER® Advantage (Managed Risk) or the Account Value to calculate the amount of the initial Guaranteed Income Benefit. All other provisions of i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) apply.
Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only). The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the Contract Value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial Regular Income Payment times the remaining Guaranteed Amount divided by the Contract Value, if the Guaranteed Amount is greater than the Contract Value. See the Lincoln Lifetime

IncomeSM Advantage – i4LIFE® Advantage Option section for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.
Contractowners who purchased Lincoln Lifetime IncomeSM Advantage may also choose to transition the version of the Guaranteed Income Benefit that is then currently available; however, only the Account Value and not the Guaranteed Amount will be used to establish the Guaranteed Income Benefit.
The following is an example of how the Guaranteed Amount or the Income Base from another Living Benefit Rider may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage Guaranteed Income Benefit is elected	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value)	$6,300
Impacts to i4LIFE® Advantage Regular Income Payments. When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
•	A 3% AIR will be used to calculate the Regular Income Payment under Select Guaranteed Income Benefit; a 4% AIR will be used to calculate the Regular Income Payments under all other versions of Guaranteed Income Benefit;
•	The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 100 (age 90 for version 4 prior to May 21, 2012; age 85 for versions 2 and 3). The minimum Access Period required for i4LIFE® Advantage Select Guaranteed Income Benefit and i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is the longer of 20 years or the difference between your age (nearest birthday) and age 90. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit. Different minimum Access Period requirements may apply if you use the greater of the Account Value or Income Base (less amounts paid since the last automatic step-up) under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk) to calculate the Guaranteed Income Benefit as set forth below:

Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012	Longer of 20 years or the difference between your age and age 100	Longer of 20 years or the difference between your age and age 95
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Purchasers of 4LATER® Advantage (Managed Risk) Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012	Longer of 20 years or the difference between your age and age 90	Longer of 15 years or the difference between your age and age 85

•	The maximum Access Period available is to age 115 for nonqualified contracts; to age 100 for qualified contracts.
If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced. For versions 1, 2 and 3 of the Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion to the reduction in the Regular Income Payment. This reduction of the i4LIFE® Advantage Guaranteed Income Benefit does not apply to Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk) or Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, i4LIFE® Advantage Guaranteed Income Benefit will terminate. Refer to the example in the 4LATER® Guaranteed Income Benefit section of this prospectus.
The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or

•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value or Income Base under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Availability. The Guaranteed Income Benefit is available with nonqualified and qualified (IRAs and Roth IRAs) contracts. Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk) are the only versions of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version under the terms of your Living Benefit Rider. The Contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. The Interest Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)

Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. The Interest Adjustment may apply.
Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice.
For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, your i4LIFE® Advantage Death Benefit will terminate, and the Account Value Death Benefit will be in effect. The i4LIFE® Advantage charge will end, and the charge for the Account Value Death Benefit will begin. All earnings in the contract will be subject to income taxation in the year of the termination. A termination will be treated as a surrender for income tax purposes. If you choose to keep your underlying contract in force, this transaction will be treated as a repurchase for purposes of calculating future income taxes. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
Lincoln Long-Term CareSM Advantage
The Lincoln Long-Term CareSM Advantage Rider (the “LTC Rider”) provides a way to manage the potential impact of long-term care expenses. The LTC Rider provides the potential to receive as LTC Benefits your Purchase Payments plus an additional amount equal to two times your Purchase Payments. These benefits are paid to you income tax-free. In addition, you have the opportunity to increase your tax-free long-term care benefits if there is investment gain in your contract. The LTC Rider provides monthly benefit payments

(“Long-Term Care Benefits” or “LTC Benefits”) in the event: (1) you are “Chronically Ill,” which means you are either unable to perform two out of six functional activities of daily living (such as feeding yourself, bathing, or dressing) or you suffer from a severe cognitive impairment that requires substantial supervision, and (2) you are receiving long-term care services that qualify for coverage under the LTC Rider (“Long-Term Care Services”). Long-Term Care Services include, but are not limited to, nursing home care, hospice care, adult day care, assisted living services, home health care and rehabilitative services.
If you purchase the LTC Rider, you may not make any additional Purchase Payments more than 90 days from the contract date. Accordingly, you should plan on making enough Purchase Payments to fund your anticipated needs under the contract during the first 90 days. Even then, the LTC Rider may not cover all of the long-term care expenses incurred by you during the period of coverage. On the other hand, you may never need long-term care services or, even if you do, you may never qualify to receive any of the benefits provided under this LTC Rider even though you have paid a charge(s) for the LTC Rider. Accordingly, we strongly advise you to review carefully all contract and rider limitations. The risks associated with the LTC Rider are outlined below.
The LTC Rider, if purchased, must be elected at the time you purchase your contract and may not be added to existing contracts. While the LTC Rider is in force, you may not purchase any of the other Living Benefit Riders that we offer. By purchasing the LTC Rider, you will be limited in how you may invest and must adhere to Investment Requirements. See The Contracts – Investment Requirements. There is no guarantee that the LTC Rider will be available in the future, as we reserve the right to discontinue the benefit at any time. In addition, we may make different versions of the LTC Rider available.
References to Purchase Payment in the Lincoln Long-Term CareSM Advantage description refer to Gross Purchase Payments.
The features and charges for this rider and also the terms and definitions will vary in certain states. You should discuss the specific provisions applicable to your state with your registered representative. Your rider will contain the specific provisions applicable to you.
Why would I want to purchase the LTC Rider? Some of the reasons why you may consider purchasing the LTC Rider are:
•	you would like to pay for Long-Term Care Services by withdrawing your Contract Value on a tax-free basis ;
•	for the potential of receiving, in addition to your Contract Value, up to two times your Gross Purchase Payments in tax-free LTC Benefit payments that we pay from our own assets in our general account during the Extension Benefit period;
•	for the favorable tax treatment of the charges deducted in order to pay for the LTC Rider (compared to taking a withdrawal from an annuity contract to pay premiums on a traditional stand-alone long-term care insurance policy);
•	for the opportunity to receive investment gain in the contract as tax-free LTC Benefits, if you purchase the Growth Benefit option;
•	you want long-term care insurance, but want to retain the ability to access your Contract Value for emergencies (although this could reduce or terminate the LTC Rider), a feature that may not be available in stand-alone long-term care insurance policies; and
•	you want long-term care insurance, but at the same time you want to retain the ability to have a Death Benefit, a feature that may not be available in stand-alone long-term care insurance policies (although you should understand that Acceleration Benefit payments and Growth Benefit payments are considered withdrawals that reduce the amount of the Death Benefit).
Are there ways I can pay long-term care expenses under the contract other than by purchasing the LTC Rider?
•	You can always access your Contract Value through conventional withdrawals from your contract, even if you have not elected to purchase the LTC Rider. However, withdrawals may be subject to income taxes (as investment gains, if any, are deemed to be withdrawn first), and if taken before age 59½, penalty taxes. Such withdrawals also would be limited to your Contract Value, which may decrease. Withdrawals may be taken to cover long-term care expenses for yourself or anyone else. LTC Benefits, on the other hand, are subject to favorable tax treatment and may exceed the amount of Contract Value you would otherwise have had available. LTC Benefits may be received only if you are the Covered Life.
•	You can also access your Contract Value through conventional annuity payments, even if you have not elected to purchase the LTC Rider. However, while not fully taxable until cost basis has been returned, such payments are not tax-free and are intended to provide protected income payments over an extended lifetime. LTC Benefits, however, may be taken over a shorter period of time (as short as six years) and are received tax-free.
•	We offer other Living Benefit Riders that provide a guaranteed income stream and/or a guaranteed withdrawal benefit that may be used to pay for long-term care services. Like the LTC Rider, benefit payments under these riders may exceed Contract Value, but it may take you 20 years or more to receive them. In addition, these other Living Benefit Riders are not Qualified Long-Term Care insurance and their benefits cannot be received tax-free, even if used to pay long-term care expenses. On the other hand, the cost of the LTC Rider may be higher than the cost of other Living Benefit Riders we sell, and the procedures to determine eligibility and to request benefits under the LTC Rider are more extensive than those required to receive benefits under other Living Benefit Riders. In any case, you will be unable to purchase any other Living Benefit Rider that we may offer if you purchase the LTC Rider. See The Contracts – Living Benefit Riders.
•	You may also speak to your registered representative about other ways to pay for long-term care expenses. There are insurance contracts, other than annuities, which provide long-term care benefits and there may also be programs offered by your state.

How do I qualify for LTC Benefits? If, after the first Contract Year (subject to state variations), you become Chronically Ill and are receiving Long-Term Care Services, you may receive monthly LTC Benefit payments under the LTC Rider. Chronically Ill means you are either unable to perform two out of six functional activities of daily living (such as feeding yourself, bathing, or dressing) or you suffer from a severe cognitive impairment that requires substantial supervision. You should understand that although you may begin receiving LTC Benefits at any time after the first Contract Year, the LTC Rider was designed optimally for LTC Benefits to be paid on or after the fifth contract anniversary.
Importantly, the LTC Rider is not self-effecting and you must satisfy all of the conditions, and take the necessary steps to apply and qualify for, and then maintain your eligibility for, benefits under the LTC Rider. For example, a licensed health care practitioner must certify in a written assessment that you are Chronically Ill, and also complete a plan of care for you, which is a written plan of care that is developed based on your written assessment and specifies the type, frequency and duration of all Long-Term Care Services you will need (“Plan of Care”). In addition, you must wait 90 days after the date that you start to receive Long-Term Care Services before we will start paying LTC Benefits (the “deductible period”). Once we have determined that you are eligible for benefits, you may submit a Request for Benefits form. The Request for Benefits form will be used to pay LTC Benefits for a period of up to three months. You will need to provide a new Request for Benefits form to continue to receive LTC Benefits beyond the period requested in the Request for Benefits form.
How do LTC Benefits impact my Contract Value? LTC Benefits may be paid out of your Contract Value or from our own assets in our general account. In general, the LTC Rider allows you first to access your own Contract Value on a tax-free basis until you either receive your Gross Purchase Payments or your entire Contract Value is depleted, whichever occurs first. At that time, if you are still living, we will continue to make the same tax-free payments to you from our own assets in our general account for a designated period of time or until your death, if earlier. Because we transfer some or all of your Contract Value to the LTC Fixed Account (which is part of our general account) on the date we make the determination of your initial eligibility to receive LTC Benefits, all LTC Benefit payments are subject to claims of our general creditors and to the claims-paying ability of Lincoln Life. If you begin receiving LTC Benefits and then stop receiving LTC Benefits for twelve consecutive months, we will allow you to transfer in installments the Contract Value in the LTC Fixed Account back to the Subaccounts. See LTC Fixed Account.
Are the LTC Benefit payments tax-free? The LTC Rider is a Qualified Long-Term Care Insurance Policy under Section 7702B(b) of the Internal Revenue Code of 1986, as amended. Any LTC Benefits paid under the LTC Rider, as well as any charges deducted under the Rider, will not be reported as taxable income to you, subject to the Internal Revenue Code limitations.
What are the LTC Benefits? There are two primary LTC Benefits: the Acceleration Benefit and the Extension Benefit. There is also an additional optional LTC Benefit – the Growth Benefit – that is available for an additional charge. The Acceleration and Growth Benefits are calculated based on the LTC Guaranteed Amount. The initial Extension Benefit is calculated based on the initial Acceleration Benefit and will be double the dollar amount of the Acceleration Benefit. The LTC Guaranteed Amount initially is equal to the Acceleration Benefit, which is your initial Gross Purchase Payment and any subsequent Purchase Payments made in the first 90 days after purchase. (If you purchase the LTC Rider, you may not make additional Purchase Payments more than 90 days after purchase.) If you elect the Growth Benefit option, the LTC Guaranteed Amount increases annually by the amount of investment gain, if any, in the Subaccounts and any fixed account in which you are invested through automatic step-ups. You should understand that the LTC Guaranteed Amount is not available to you as a lump sum withdrawal or as a Death Benefit. Payment of Acceleration Benefits and Growth Benefits decrease the LTC Guaranteed Amount by the amount of the respective LTC Benefit payment. The LTC Guaranteed Amount is also reduced, but on a proportional basis, by certain withdrawals that exceed a specified percentage of the amount that the Contract Value exceeds the LTC Guaranteed Amount, called “Excess Withdrawals.” The Extension Benefit is also reduced by Excess Withdrawals.
•	Acceleration Benefit: The first payments we will make under the LTC Rider will be Acceleration Benefits, which are paid out of your Contract Value. The Acceleration Benefit is not affected by investment results. Acceleration Benefits are paid from your Contract Value; however, if your Contract Value is reduced to zero before the Acceleration Benefit is paid, we will make remaining payments from our own assets in our general account. In some states the Acceleration Benefit is referred to as the Accumulation Long-Term Care Benefit.
•	Extension Benefit: When the Acceleration Benefit is reduced to zero, we will pay you Extension Benefit payments. Extension Benefits are paid from our general account. This means that, while Acceleration Benefits are funded in whole or in part by your Contract Value, we will make Extension Benefit payments from our own assets in our general account. The initial Extension Benefit will be double the dollar amount of the initial Acceleration Benefit. The Extension Benefit is not affected by investment results.
•	Growth Benefit: If you are interested in potentially being able to “lock in” any investment gains in your contract with respect to your LTC Rider, you may purchase the Growth Benefit option at issue for an additional charge. The Growth Benefit option increases the LTC Guaranteed Amount annually by the amount of investment gain, if any, in the Subaccounts and any fixed account in which you are invested through automatic step-ups. Automatic step-ups occur annually through age 75 or until you reach the maximum LTC Guaranteed Amount of $800,000, whichever occurs earlier. If you do not purchase the Growth Benefit option, any investment gain will not increase your LTC Benefit payments. While you can withdraw any gains from your Contract Value the same way you make regular withdrawals from your contract, doing so could have a negative impact on your LTC Benefits, as described in more detail below. If you elect the Growth Benefit option, you will not be able to make any Conforming Withdrawals and all withdrawals will be Excess Withdrawals that reduce your LTC Benefits. Conforming and Excess Withdrawals are described below in more detail. Once you begin receiving LTC Benefits and Contract Value is moved to the LTC Fixed Account, the Contract Value in the LTC Fixed Account will only increase by the amount of interest credited to the LTC Fixed Account. Growth Benefits are paid from your Contract Value; however, if your Contract Value is reduced to zero due to withdrawals and/or adverse investment experience of the Subaccounts before the locked-in Growth Benefit is paid, we will make remaining payments from our general account.
When are LTC Benefits paid? LTC Benefits are paid monthly, and you tell us the monthly amount that you want to receive up to a maximum monthly amount over a designated period of time. If you are residing in a nursing home or are receiving hospice care, you may request monthly payments up to the full monthly maximum. See Maximum Monthly Level Benefit. Contractowners in certain states may also request up to the full monthly maximum for assisted living services. However, if you are eligible and qualify for other qualified Long-Term Care Services (such as home health care or adult day care) but are not residing in a nursing home or receiving hospice care, you may only request up to 50% of the monthly maximum. Contractowners in the following states may only request up to 50% of the monthly maximum for assisted living services: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. See Determining LTC Benefits – Maximum Monthly Level Benefit and Maximum Monthly Growth Benefit for a more detailed description.
The Acceleration Benefit will be paid monthly over a period of time known as the “Acceleration Benefit Duration.” The Acceleration Benefit Duration will be at least 24 months, but may be longer if you take payments in early Contract Years, or if you take less than the maximum permitted. After the Acceleration Benefit Duration ends, the Extension Benefit will then be paid over a period of time known as the “Extension Benefit Duration.” The Extension Benefit Duration is twice the length of the Acceleration Benefit Duration. Growth Benefit payments are spread over both the Acceleration Benefit Duration and the Extension Benefit Duration. The Acceleration Benefit Duration and the Extension Benefit Duration together make up the LTC Benefit Duration. The Acceleration Benefit Duration and Extension Benefit Duration will usually run consecutively and without interruption unless you voluntarily elect to stop payments or become ineligible to receive LTC Benefits. The LTC Benefit Durations would resume if you elect to restart payments or become eligible to receive LTC Benefits.
On the contract date, the Acceleration Benefit Duration is 84 months (i.e., 7 years), so it would take you 84 months to receive the total Acceleration Benefit. However, the Acceleration Benefit Duration shortens each year until the fifth contract anniversary, when the Acceleration Benefit Duration will be its shortest duration of 24 months (i.e., 2 years). Equally important, as the Acceleration Benefit Duration shortens, the maximum monthly amounts under the LTC Rider increase. If you wait to request to begin receiving LTC Benefit payments until the fifth contract anniversary or after, you will maximize the monthly LTC Benefit payment available to you. For example, if you wait to request to begin receiving LTC Benefit payments until the fifth contract anniversary, the Acceleration Benefit Duration will be 24 months, and the Extension Benefit Period will be 48 months, or twice the Acceleration Benefit Period, making the LTC Benefit Duration 72 months. The Growth Benefit would be paid over all 72 months (over both the Acceleration Benefit Duration and the Extension Benefit Duration). If you take less than the maximum monthly amount (by choice or by the 50% limitation applied to non-nursing home/non-hospice care), you will extend the Acceleration Benefit Duration (and thus the Extension Benefit Duration).
How do withdrawals affect my LTC Benefits? The LTC Rider may permit limited withdrawals of Contract Value on an annual basis that will not impact your LTC Benefit payments. You may withdraw each year (and in addition to LTC Benefit payments, if you happen to be receiving these at the same time) up to 5% of the amount that your Contract Value exceeds the LTC Guaranteed Amount (if there is any such excess) as of the immediately preceding contract anniversary, without a decrease in the LTC Benefits. Such withdrawals are referred to as “Conforming Withdrawals.” However, the amount of withdrawals that exceed 5% of any excess of the Contract Value over the LTC Guaranteed Amount will be an “Excess Withdrawal.” This means if the LTC Guaranteed Amount is greater than or equal to the Contract Value on any contract anniversary, any withdrawal will be an Excess Withdrawal.
Excess Withdrawals will result in proportional reductions to all LTC Benefits by the same percentage that the Excess Withdrawal reduces the Contract Value. Excess Withdrawals may result in significant reductions of benefits under the LTC Rider and/or its termination. Accordingly, if you think that you may need to access your Contract Value through withdrawals, the LTC Rider may not be a good investment for you.
To further explain the application of this limitation to withdrawals, if you have not purchased the Growth Benefit option, you may be able to make Conforming Withdrawals if your Contract Value has grown above your Gross Purchase Payments. However, accessing more than modest amounts (i.e., more than 5%) of those investment gains could have a significant negative impact on your LTC Benefits. If you elect the Growth Benefit option, on the other hand, you will not be able to make any Conforming Withdrawals and all withdrawals will be Excess Withdrawals that negatively impact your LTC Benefits. In addition, since Excess Withdrawals result in proportional reductions to all LTC Benefits, your LTC Benefits may be reduced by more than dollar for dollar when those benefits exceed the Contract Value. If you reach age 76 or the maximum LTC Guaranteed Amount limit of $800,000, however, you may be able to then begin making Conforming Withdrawals if your Contract Value exceeds the LTC Guaranteed Amount on the immediately preceding contract anniversary because the Growth Benefit no longer increases after this time. This maximum LTC Guaranteed Amount includes the combined LTC Guaranteed Amounts of all Lincoln Life variable annuity contracts (or contracts issued by our affiliates) owned by you.

If the LTC Guaranteed Amount is equal to or greater than your Contract Value on a contract anniversary, any withdrawal in that Contract Year will be an Excess Withdrawal. Any Excess Withdrawal that reduces the Contract Value to zero will terminate the LTC Rider and the only LTC Benefit that you may be eligible to receive will be the Optional Nonforfeiture Benefit, if elected. See the Withdrawals section later in this discussion.
Are there any restrictions on how I invest my money if I purchase the LTC Rider? By purchasing the LTC Rider, you will be limited in how you can invest in the Subaccounts and the fixed account. Specifically, you may invest only pursuant to Investment Requirements as described in this prospectus. The Subaccounts eligible for investment are designed for steadier, but potentially more modest, investment performance than you may otherwise receive by investing in Subaccounts with more aggressive investment objectives. The fixed account will be available to you for dollar-cost averaging purposes only. When we determine you are eligible to receive LTC Benefits, we will move Contract Value equal to the LTC Guaranteed Amount into the LTC Fixed Account from which we will make Acceleration Benefit payments and, if elected, Growth Benefit payments. Accordingly, after that point, such transferred amounts will not participate in market performance, but will accrue interest.
What are the charges for the LTC Rider? While the LTC Rider is in effect, there is a charge that is deducted from the Contract Value on a quarterly basis (the “LTC Charge”). The LTC Charge consists of the sum of three charges: the Acceleration Benefit Charge, the Extension Benefit Charge, and the Optional Nonforfeiture Benefit Charge (if elected). The LTC Charge will be higher if you choose the Growth Benefit option because the Acceleration Benefit Charge rate is higher for the Growth Benefit option than it is without it, and because the LTC Guaranteed Amount may also be higher if there is contract growth. The Extension Benefit Charge and the Optional Nonforfeiture Benefit Charge do not have guaranteed maximum annual charge rates and may change at any time, subject to state regulatory approval. For more information, please see Expense Tables and Charges and Other Deductions – Rider Charges – Long-Term CareSM Advantage Charges.
Can I add the LTC Rider to an existing contract? The LTC Rider may only be purchased at the time the contract is issued and is not available if you have already purchased a contract. The availability and certain options and features of the LTC Rider will depend upon your state’s approval, and may not be available in some states. Check with your registered representative regarding the availability of the LTC Rider.
What if I decide to terminate the LTC Rider? The LTC Rider provides a nonforfeiture benefit if you terminate the LTC Rider in certain circumstances. There is a nonforfeiture benefit, called the “Contingent Nonforfeiture Benefit,” provided without charge that pays a reduced long-term care insurance benefit if you terminate the LTC Rider due to a specified increase of the charge for the Extension Benefit and/or the Optional Nonforfeiture Benefit if elected. You may also choose to add an enhanced nonforfeiture benefit, called the “Optional Nonforfeiture Benefit,” for an additional charge that pays a reduced long-term care insurance benefit if you terminate the LTC Rider for any reason after three years. The only difference between the two nonforfeiture benefits is the circumstances under which you may terminate the LTC Rider to receive the benefit. Under either nonforfeiture benefit you may receive an amount equal to the greater of one month’s maximum monthly benefit or an amount equal to the sum of all Extension Benefit Charges and Optional Nonforfeiture Benefit Charges paid minus the amount of any Extension Benefits paid prior to the LTC Rider’s termination. Termination of the LTC Rider does not automatically terminate the underlying contract.
What are the risks associated with the LTC Rider? Some of the principal risks associated with the LTC Rider are:
•	You may never need long-term care. Thus, you may pay for a feature from which you never realize any benefits.
•	Even if you need long-term care, you may not qualify for LTC Benefits under the LTC Rider, or the LTC Benefits you receive may not cover all of the long-term expenses you incur since the maximum amount of LTC Benefit you may receive with the Growth Benefit is capped at $22,222 per month and $16,666 per month without the Growth Benefit, assuming you wait until after the fifth contract anniversary to receive LTC Benefits.
•	You may die before you obtain all the LTC Benefit payments to which you would otherwise be entitled. Remaining LTC Benefit payments that would have otherwise been payable, do not increase the amount paid on your death.
•	Your ability to withdraw Contract Value without substantially and irrevocably reducing your LTC Benefits will be limited. Accordingly, you should not purchase the LTC Rider if you anticipate taking withdrawals or needing more than limited access to your Contract Value. In general, if you elect the Growth Benefit option, you will not be able to make any withdrawals without permanently reducing your LTC Benefits. If you do not purchase the Growth Benefit, you will be able to make withdraws of up to 5% of the excess of your Contract Value over the LTC Guaranteed Amount annually without reducing your LTC Benefits. That restriction will exist until LTC Benefit payments are complete or the LTC Rider otherwise terminates.
•	You must wait at least one year before you can take LTC Benefit payments.
•	If you take LTC Benefit payments before the fifth contract anniversary, your monthly payments will be smaller and it will take you longer to receive the full amount of LTC Benefits than if you begin taking LTC Benefit payments after the fifth contract anniversary.
•	Even if you would otherwise be able to qualify for LTC Benefits, you may fail to file required forms or documentation and have your benefit denied or revoked.
•	Your variable Subaccount investments will be restricted to certain Subaccounts and in certain percentages if you purchase the LTC Rider; the Subaccounts are designed for steadier, but potentially more modest, investment performance that you may otherwise receive by investing in Subaccounts with more aggressive investment objectives.

•	If you begin taking LTC Benefit payments, your Contract Value to the extent of the LTC Guaranteed Amount will be transferred to the LTC Fixed Account, where it will not be insulated from the claims of our general creditors, will be subject to the claims-paying ability of Lincoln Life, and will not participate in any market performance.
•	If you purchase the LTC Rider, you may not purchase any of the other Living Benefit Riders that we offer.
•	The Extension Benefit Charge and Optional Nonforfeiture Benefit Charge rates are not subject to a maximum, and may increase significantly (subject to state approval).
•	LTC Benefit payments may reduce your Death Benefit by deducting withdrawals in the same proportion that the withdrawal reduces the Contract Value.
Eligibility to Purchase the LTC Rider
Eligibility Requirements. If you wish to purchase the LTC Rider, you must meet certain eligibility requirements:
•	The LTC Rider must be purchased at the same time you purchase your contract. The LTC Rider cannot be added to existing contracts.
•	LTC Benefits are payable to the person insured under the LTC Rider (the “Covered Life”). The Covered Life must be the Contractowner and the Annuitant under the contract. If a grantor trust owns the contract, the Covered Life will be the Annuitant. There can only be one Covered Life. Thus, if the contract has joint owners, the Covered Life must be the primary owner.
•	The Covered Life must be at least 45 years of age and not older than 74 years of age on the contract date, unless the Growth Benefit option is elected, in which case the Covered Life may not be older than 69 years of age. We must confirm your eligibility through a verification process that includes a review of prescription medications that you are taking, or have taken in the past 5 years, and your medical history. Certain medical conditions or the use of certain medications or medical devices will disqualify you from being eligible to purchase the LTC Rider. Some of the types of medical conditions that will disqualify you from purchasing the rider are Cancer, Parkinson’s Disease, Multiple Sclerosis, Heart Disease, Diabetes, Alzheimer’s/Dementia, Bipolar Disorder, Schizophrenia, AIDS, Pulmonary Disorders, Kidney Disease, Liver Disease, Lupus, Rheumatoid Arthritis and Myasthenia Gravis as well as medications that are used to treat these conditions. This list is not exhaustive, there are other conditions and medications that are not included. We reserve the right to add or remove medical conditions and prescription drugs at our discretion.
•	You will be required to sign a waiver of confidentiality form that will allow us to conduct a third-party prescription drug screening at the time we process your application.
Issuance Procedures. We will notify you if we decline to issue the LTC Rider within 2 days of our receipt of your application that is in good order. We will not issue the LTC Rider if you do not meet the eligibility requirements. If we decline to issue the LTC Rider, we will still issue the annuity contract.
Required Signature. If the LTC Rider is issued, you will be required to sign and return one copy of a contract amendment to verify that the medical statements relating to your medical history that you provided upon application for the LTC Rider are true. The signed contract amendment must be returned to us within 45 days of the contract date. Failure to sign and return a signed copy of the contract amendment within 45 days of the contract date will result in an automatic termination of the LTC Rider. If the LTC Rider is terminated for failure to return the contract amendment, you will not be able to terminate the contract without penalty (because the free look period will have expired). Check with your registered representative regarding state specific requirements in California and Maryland.
Limitations on Purchase Payments. The LTC Benefits will be calculated based upon the dollar amount of Gross Purchase Payments made into the contract in the first 90 days after the contract date. No Purchase Payments may be made into the contract after 90 days from the contract date. The minimum Gross Purchase Payment amount under a contract if you purchase the LTC Rider is $50,000 ($75,000 in California and South Dakota), and the maximum amount of cumulative Gross Purchase Payments that can be made during that 90-day period is $400,000. There is no guarantee that the LTC Rider or certain options will be available for new purchasers in the future as we reserve the right to discontinue the LTC Rider at any time.
Limitations on Purchasing Other Riders. You may not purchase any other Living Benefit Rider otherwise available with your contract or any other living benefits that we may offer in the future while you own the LTC Rider.
Investment Restrictions. By purchasing the LTC Rider, you will be limited in how you can invest in the Subaccounts and the fixed account. You must allocate all of your Purchase Payments and Contract Value at all times in accordance with Investment Requirements. For details about these limitations, see The Contracts – Investment Requirements.
Eligibility to Receive LTC Benefit Payments
Establishing Initial Eligibility for LTC Benefits
You will not be eligible to receive LTC Benefit payments under the LTC Rider until after the first Contract Year. (Although we refer to the first contract anniversary throughout this discussion, this provision may vary by state.) After the first contract anniversary, you may start the process to request and receive LTC Benefits. You must take the following steps to start receiving LTC Benefit payments:

PLEASE NOTE: The process to request LTC Benefits is involved and you should carefully consider that you may need substantial assistance from a family member or other trusted person to claim and obtain LTC Benefits once you are receiving long-term care. In this regard, our claims-processing department can help you if necessary. You should plan ahead to ensure that a person you trust has agreed to be responsible for completing the initial process, as well as the ongoing requirements, discussed below.

Step 1:	You must first notify us by phone at 800-487-1485, or send written notice to: PO Box 21008, Dept. 0514, Greensboro, NC 27420-1008 of your intent to request LTC Benefits. We will process any notifications or requests for LTC Benefits submitted by you, or on your behalf by your legally authorized representative, which may include a court-appointed conservator or an individual acting under a valid power of attorney. Before starting the eligibility process we will verify that the first contract anniversary has passed.
Step 2:	Once we receive notification of your intent to request LTC Benefits, we will provide you with claims forms which will be used to determine your initial eligibility to receive LTC Benefits.
Step 3:	You must complete and submit the claims forms. This requires that you have a Licensed Health Care Practitioner certify in a written assessment that you are Chronically Ill and complete a Plan of Care for you, which is a written plan of care that is developed based on your written assessment and specifies the type, frequency and duration of all Long-Term Care Services you will need.
Step 4:	We will determine your eligibility based on the 1) assessment; 2) Plan of Care; and 3) whether you have been or will be receiving Long-Term Care Services covered by the LTC Rider due to you being Chronically Ill. Once we have determined your eligibility for benefits, we will send you a Request for Benefits form to be completed by you in order to receive LTC Benefits.
Step 5:	You must submit a Request for Benefits form within 90 days after we have determined that you are eligible for LTC Benefits. The Request for Benefits form will be used to pay LTC Benefits for a period of up to three months.
Step 6:	You must satisfy the 90 day deductible period before any LTC Benefits will be paid. The 90-day deductible period is measured from the date you first receive Long-Term Care Services. See the Deductible Period paragraph later in this section.
Written Assessment. In order to determine whether you have been or will be receiving Long-Term Care Services due to being Chronically Ill, we require that a Licensed Health Care Practitioner certify, within the preceding 12 months, in a written assessment that you are Chronically Ill. You have a Chronic Illness if you require either: 1) substantial assistance with performing at least two of six Activities of Daily Living (“ADLs”) for at least 90 days or; 2) substantial supervision to protect you from threats to health and safety due to severe cognitive impairment. Severe cognitive impairment is deterioration or loss of intellectual capacity that is:
•	Comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia; and
•	Is measured and confirmed by clinical evidence and standardized tests that reliably measure impairment in short-term or long-term memory; orientation as to person (such as who they are), place (such as their location), and time (such as day, date and year); and deductive or abstract reasoning, including judgment as it relates to safety awareness.
The written assessment will evaluate your ability to perform ADLs and/or your cognitive condition. You will be responsible for the cost of obtaining the initial and any subsequent assessments.
A Licensed Health Care Practitioner is a physician (as defined in Section 1861(r)(1) of the Social Security Act, as amended); a registered professional nurse; a licensed social worker; or another professional individual who meets the requirements prescribed by the United States Secretary of the Treasury.

The six Activities of Daily Living are:
1.	Bathing – the ability to wash oneself by sponge bath, or in either a tub or shower, including the task of getting into or out of the tub or shower.
2.	Continence – the ability to maintain control of bowel and bladder function, the ability to perform associated personal hygiene (including caring of a catheter or colostomy bag).
3.	Dressing – the ability to put on or take off all items of clothing and any necessary braces, fasteners or artificial limbs.
4.	Eating – the ability to feed oneself by getting food into the body from a receptacle (such as plate, cup or table) or by a feeding tube or intravenously.
5.	Toileting – the ability to get to and from the toilet, get on or off the toilet, and perform associated personal hygiene.
6.	Transferring – the ability to move oneself into or out of a bed, chair or wheelchair.
Plan of Care. The Licensed Health Care Practitioner must also complete a Plan of Care for you, which is a written plan of care that is developed based on the written assessment that you are Chronically Ill (as described in the preceding section) and specifies the type, frequency and duration of all Long-Term Care Services you will need. Long-Term Care Services are maintenance or personal care services, or any necessary diagnostic, preventive, therapeutic, curing, treating, mitigating, and rehabilitative service that is required because you are Chronically Ill and that are provided pursuant to a Plan of Care. The Long-Term Care Services include, but are not limited to, nursing home care, hospice care, adult day care, assisted living services, home health care and rehabilitative services as described in the Long-Term Care Coverage Endorsement. You will be responsible for the cost of obtaining the required Plan of Care. In order to receive LTC Benefits under the LTC Rider, you must follow the Plan of Care.
Exclusions and Limitations. The following are not Long-Term Care Services under the LTC Rider:
•	alcohol and drug treatment, unless the drug addiction is a result of medication taken in doses prescribed by a physician
•	care in a facility operated primarily for the treatment of mental or nervous disorders, other than qualifying stays or care resulting from a clinical diagnosis of Alzheimer’s Disease or similar forms of irreversible dementia
•	treatment arising out of an attempt (while sane or insane) at suicide or an intentionally self-inflicted injury
•	treatment in government facilities, such as the healthcare facilities run by the Veterans Administration (unless exclusion of coverage is otherwise prohibited by law)
•	services for which benefits are available to you under Medicare or other governmental program (other than Medicaid), workers compensation laws, employer liability laws, occupational disease laws or motor vehicle no-fault laws
•	services or care provided to you outside the United States
•	all care and support services that are provided by immediate members of your family, whether paid or unpaid.
Deductible Period. You must satisfy the 90 day deductible period before any LTC Benefits will be paid. This means, you must wait 90 days after the date that you start to receive Long-Term Care Services covered under the LTC Rider before we will start paying LTC Benefits. For example, assume that you enter a nursing home on March 1 of a particular year after the first contract anniversary, due to not being able to perform two of the six ADLs. You notify us of your intent to request LTC Benefits on April 1. On April 8, you receive the claims forms from us. On May 1, we receive the completed claims forms, including the written assessment and Plan of Care. On May 10, we determine that your eligibility to receive LTC Benefits was March 1 and send you a Request for Benefits form. On May 20, we receive the completed Request for Benefits form. The deductible period would be 90 days from March 1 and will end as of May 29. We would start monthly LTC Benefit payments after May 29.
Requesting LTC Benefits. We will notify you in writing once we have determined your eligibility for benefits and will send you a Request for Benefits form to be completed by you in order to receive LTC Benefits. The Request for Benefits form will be used to pay LTC Benefits for a period of up to three months. You will need to provide a new Request for Benefits form to continue to receive LTC Benefits beyond the period requested in the Request for Benefits form. This form will notify us of the dollar amount of LTC Benefit payments that you are requesting, where you would like us to pay them, and from whom you are receiving Long-Term Care Services. If the Request for Benefits form is not received within 90 days after we have determined that you are eligible for LTC Benefits, you will no longer be deemed eligible to receive LTC Benefits and the eligibility determination process will restart. See the Federal Taxation of this section for a discussion of the limits on the dollar amount of LTC Benefit payments.
Please Note: The amount you request in LTC Benefits may be more or less that your actual expenses for Long-Term Care Services. The LTC Rider is not a reimbursement plan and does not depend on your actual expenses. However, if you receive amounts in excess of the IRS limit, those amounts may be taxable unless you have actually incurred long-term care expenses of that amount. See General Provisions – Federal Taxation.
Denial of LTC Benefits. We will notify you in writing if we deny any request for LTC Benefits. We will deny a request for LTC Benefits if we determine that you are not eligible to receive LTC Benefits as set forth in the preceding sections or if you have not fulfilled any of the requirements in order for us to determine your eligibility or process your request. You may request a review of our decision. A request for a review of a denial of a request for LTC Benefits must be in writing and must include any information that may support your request or eligibility status. The request for a review of a denial of a request for LTC Benefits must be submitted to us generally within 3 years (although this period may vary by the state in which the LTC Rider is issued) after the time the request for LTC Benefits was filed. We will review your request for a review and provide a written decision, generally within 60 days after receiving it (although this period may vary because of a different requirement imposed by the state in which the LTC Rider is issued). There is no further review after we provide you with our written decision. If we determine that a request for LTC Benefits should have been granted we will pay you the LTC Benefits you should have received.
Establishing Continued Eligibility for LTC Benefits
Once you qualify and begin to receive LTC Benefit payments, you must take certain steps to continue to receive LTC Benefits. If you fail to take these steps, your LTC Benefits will stop, and you will have to reestablish your eligibility to restart LTC Benefit payments. You must take the following steps to continue receiving LTC Benefit payments:

Every Three Months:	You must submit a new Request for Benefits form, which must be received by us no earlier than 30 days prior to the end of the current three-month period for which you are receiving LTC Benefits. We will provide you with a new Request for Benefits form prior to the end of the current three-month period. If a new Request for Benefits form is not submitted prior to the end of the current three-month period for which you are receiving LTC Benefits, we will automatically pay the LTC Benefit that you are receiving for an additional month. If you do not want to receive this payment you must contact us either by phone or in writing at the address or phone number provided above. LTC Benefits paid during that month will be equal to the amount of the most recent LTC Benefit payment paid to you. If we do not receive a Request for Benefits form within 90 days after the three-month period for which LTC Benefits were previously requested, you will have to reestablish your eligibility to receive benefits. Request for Benefits form are always available by contacting us at 800-487-1485.
Every Year:	At least once every 12 months after we have established your initial benefit eligibility, a Licensed Health Care Practitioner must (1) complete a new assessment on a form provided by us and again certify that you are Chronically Ill, and that you are expected to remain Chronically Ill for at least 90 days, and (2) either prescribe a new Plan of Care, or reconfirm the existing Plan of Care. We will provide you with a new assessment form prior to the end of the current twelve-month period. The appropriate forms are always available by contacting us at 800-487-1485.
Revocation of Eligibility for LTC Benefits. We will notify you in writing if we revoke your eligibility for LTC Benefits. You may request a review of our decision. We may revoke your eligibility if we determine that you are no longer eligible to receive LTC Benefits or should not have been found eligible to receive LTC Benefits. We may also revoke your eligibility for failure to follow any of the procedures as discussed above. A revocation of eligibility does not mean that you may be found eligible in the future. A request for a review of a revocation of eligibility must be in writing and must include any information that may support your request or eligibility status. The request for a review of a revocation of eligibility must be submitted to us generally within 3 years (although this period may vary because of a different requirement imposed by the state in which the LTC Rider is issued) after the time the last Request for Benefits form was filed. We will review your request for a review and provide a written decision within 60 days after receiving it. There is no further review after we provide you with our written decision. If we determine that we should not have revoked your eligibility we will pay you the LTC Benefits you should have received.
Verification of Continued Eligibility
At any time and as often as we reasonably require, we reserve the right to verify that all of the conditions for initial and ongoing eligibility are satisfied. Verification of your continued eligibility may include any or all of the following:
•	review of medical facts (including, but not limited to, medical files or diagnostic test results) to determine the extent of any Chronic Illness;
•	a physical examination at our expense by a physician of our choosing to determine that all of the criteria for eligibility are met;
•	requiring proof that you have received the prescribed care or support services.
If the Company is unable to verify that you are receiving Long-Term Care Services as set forth in the Plan of Care or that you are Chronically Ill, the Company will revoke your eligibility to receive LTC Benefits and reject any pending or subsequent request for benefits, and take action pursuant to the overpayment provision described below. Any subsequent determination of benefit eligibility will be treated as the initial determination of eligibility.
Overpayment of LTC Benefits
If you no longer meet the eligibility criteria or no longer wish to receive LTC Benefit payments, you will need to notify us by contacting us either by phone or in writing at the address or phone number provided above. Failure to notify us that you no longer meet the eligibility criteria may result in an overpayment. In the event we make an overpayment to you, we will notify you and request repayment. An overpayment could be made under an existing Request for Benefits after a Covered Life is no longer eligible to receive benefits or as a result of an administrative error in processing a request for benefits. If you receive an overpayment, it is your responsibility to return the amount of the overpayment within 60 days of our request. If you do not return the overpayment within 60 days of our request, we will deduct the amount of the overpayment from your future LTC Benefits, if any, or otherwise from any withdrawals, cash surrender, or Death Benefit proceeds.
Determining LTC Benefits
General Summary of LTC Benefits
Before delving into a more detailed discussion, we want to provide you with an overview of the basic choices you have relating to the LTC Rider, as well as a brief roadmap of the general concepts that impact your LTC Benefits.
Choices Under the LTC Rider. The amount of LTC Benefits that you may receive under the LTC Rider is dependent upon several choices that you make.

•	You will decide how much money to invest in the contract in order to fund the LTC Rider. The amount of the initial Gross Purchase Payment and of any subsequent Purchase Payments made in the first 90 days after the contract date will determine the amount of Acceleration Benefits and Extension Benefits you may receive.
•	You will also choose whether you would like the opportunity to grow the LTC Benefits by choosing, for a higher charge, the Growth Benefit option.
•	You will choose whether to purchase for an additional cost the Optional Nonforfeiture Benefit option which provides an LTC Benefit if you terminate the LTC Rider under certain circumstances after the third contract anniversary.
•	Once you are eligible to receive LTC Benefits, you will decide when and in what amounts up to certain limits you would like to receive monthly LTC Benefit payments. As long as you have met the conditions described earlier in this discussion (Eligibility for LTC Benefits), you may use the LTC Benefit payments for any purpose and may receive more than your actual expenses for LTC Services.
Roadmap of Important LTC Concepts. There are certain important features of the LTC Rider you need to understand. The following section summarizes these features.
As described above, there are two primary LTC Benefits: the Acceleration Benefit and the Extension Benefit. There is also an additional optional LTC Benefit – the Growth Benefit – that is available for an additional charge. The Acceleration and Growth Benefits are calculated based on the LTC Guaranteed Amount. The Extension Benefit at issue of the LTC Rider is calculated based on the initial Acceleration Benefit and will be double the dollar amount of the Acceleration Benefit. The LTC Guaranteed Amount is also important as it affects the charges you pay for the LTC Rider. See “LTC Charges” for additional information. The LTC Guaranteed Amount is equal to the Acceleration Benefit plus the Growth Benefit, if elected. However, you should understand that the LTC Guaranteed Amount is not available to you as a lump sum withdrawal or as a Death Benefit. See the discussion following this chart for a more detailed discussion of each LTC Benefit.
Acceleration Benefit
•	First payments made under the LTC Rider
•	Deducted from your Contract Value
•	Equals your initial Gross Purchase Payment and any subsequent Gross Purchase Payments made in the first 90 days
•	Paid monthly up to a monthly maximum amount (referred to as Maximum Monthly Level Benefit which is described in the Determining LTC Benefits-Maximum Monthly Level Benefit section)
•	Payments reduce the LTC Guaranteed Amount and Acceleration Benefit
•	If the Contract Value is reduced to zero, benefits are paid by us from our general account
•	Not affected by investment results

⇩
Extension Benefit
•	Second payments made under the LTC Rider once Acceleration Benefit is reduced to zero
•	Paid by us from our general account
•	Equals double the Acceleration Benefit as of the 90th day after the contract date
•	Paid monthly up to a monthly maximum amount (referred to as Maximum Monthly Level Benefit which is described in the Determining LTC Benefits-Maximum Monthly Level Benefit section)
•	Payments reduce the Extension Benefit
•	Not affected by investment results
⇩
Growth Benefit
•	May be purchased for an additional cost
•	Increases the LTC Guaranteed Amount annually by the amount of investment gain, if any, in the Subaccounts and any fixed account
•	Payments made in addition to Acceleration Benefit and Extension Benefit payments
•	Deducted from your Contract Value
•	Paid monthly up to a monthly maximum amount that is different from the monthly maximum amounts applicable to the Acceleration Benefit and Extension Benefit and that may increase but will never decrease based upon investment performance

Growth Benefit
•	Payments reduce the LTC Guaranteed Amount and Growth Benefit
•	If the Contract Value is reduced to zero, LTC benefits are paid by us from our general account
•	Each annual step-up is not affected by subsequent investment results

⇩
Withdrawals
•	Permitted any time in addition to LTC Benefit payments
•	Will not decrease LTC Benefits (but will reduce Contract Value) to the extent annual withdrawals are less than or equal to 5% of the excess amount, if any, of the Contract Value over the LTC Guaranteed Amount as of the immediately preceding contract anniversary
•	The amount of any withdrawal that exceeds 5% of the excess amount of the Contract Value over the LTC Guaranteed Amount will be an Excess Withdrawal (i.e., if the LTC Guaranteed Amount is greater than or equal to the Contract Value on any contract anniversary, any withdrawal will be an Excess Withdrawal)
•	If the Growth Benefit has been elected, ANY withdrawal is an Excess Withdrawal
•	Excess Withdrawals result in proportional reductions to all LTC Benefits by the same percentage that the Excess Withdrawal reduces the Contract Value
•	Thus, if you purchase the Growth Benefit option, any withdrawal will be an Excess Withdrawal (unless you are age 76 or the maximum LTC Guaranteed Amount limit of $800,000 has been reached, and your Contract Value on the immediately preceding contract anniversary exceeds the LTC Guaranteed Amount)
Now that we have discussed the general important features that impact your LTC Benefits, we can engage in a more detailed discussion of how exactly these LTC Benefits are calculated.
Acceleration Benefit Payments
Once you become eligible to receive LTC Benefits and we make a determination of your eligibility, we will move your Contract Value to the extent of the LTC Guaranteed Amount to our LTC Fixed Account. Amounts allocated to the LTC Fixed Account will no longer have the ability to participate in market performance. See LTC Fixed Account for more information. We then pay you the Acceleration Benefit as monthly Acceleration Benefit payments during the Acceleration Benefit Duration. Each payment will be the amount you request up to the Maximum Monthly Level Benefit amount. See Determining LTC Benefits – Maximum Monthly Level Benefit below for a detailed description. The Acceleration Benefit is first paid from the Contract Value.
Acceleration Benefit Duration = the period of time over which Acceleration Benefits are paid. If you have not received LTC Benefits prior to the fifth contract anniversary, the minimum Acceleration Benefit Duration will be 24 months (i.e., 2 years).

Acceleration Benefit = the initial Purchase Payment, plus each subsequent Purchase Payment made within the first 90 days after the contract date, less Excess Withdrawals (adjusted as described in this discussion), less Acceleration Benefit payments. If you have not elected the Growth Benefit, the LTC Guaranteed Amount equals the Acceleration Benefit.

Excess Withdrawals will reduce the LTC Guaranteed Amount and Acceleration Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value.
We promise that if your Contract Value is reduced to zero due to investment losses and there is a remaining amount of Acceleration Benefit, the remaining Acceleration Benefit payments will be paid from our assets and investments we hold in our general account, subject to the conditions discussed in this prospectus. Because we transfer Contract Value equal to the LTC Guaranteed Amount (or all Contract Value, if less) to the LTC Fixed Account (which is part of our general account) once you begin receiving payments, all Acceleration Benefit payments are subject to the claims of our general creditors and the claims-paying ability of Lincoln Life. The Acceleration Benefit is not available as a lump sum withdrawal or as a Death Benefit.
Acceleration Benefit payments reduce the Acceleration Benefit, LTC Guaranteed Amount and Contract Value. Excess Withdrawals will reduce the Acceleration Benefit and LTC Guaranteed Amount by the same proportion that the Excess Withdrawal reduces your Contract Value. See Withdrawals for more information on Excess Withdrawals.
Once the Acceleration Benefit is reduced to zero, the Extension Benefit Duration will begin. In the last month that you receive an Acceleration Benefit payment, if the remaining amount of Acceleration Benefit is less than the Maximum Monthly Level Benefit amount, the payment that you receive will include the remaining Acceleration Benefit plus an amount of Extension Benefit to make the payment equal to the amount you have requested. The following month the LTC Benefit will be paid from the Extension Benefit.
Extension Benefit Payments
Once the Acceleration Benefit is reduced to zero and you are still requesting and otherwise eligible to receive LTC Benefit payments, we will start to pay you the Extension Benefit as monthly Extension Benefit payments. Extension Benefit payments are paid up to the Maximum Monthly Level Benefit amount. See “Determining LTC Benefits – Maximum Monthly Level Benefit” below for more details. The Extension Benefit is an obligation of Lincoln Life subject to the claims-paying ability of Lincoln Life and is supported by the general account, not by your Contract Value. We promise to pay the Extension Benefit during the Extension Benefit Duration subject to the conditions discussed in this prospectus. The Extension Benefit is not available as a lump sum withdrawal or as a Death Benefit.
Extension Benefit Duration = the period of time over which Extension Benefits are paid. The Extension Benefit Duration is initially twice the length of the Acceleration Benefit Duration. If you have not received LTC Benefits prior to the fifth contract anniversary, the minimum Extension Benefit Duration will be 48 months (i.e., 4 years).

Extension Benefit = twice the initial Acceleration Benefit (GrossPurchase Payments within the first 90 days after the contract date), less Excess Withdrawals (adjusted as described in this discussion), less Extension Benefit payments.

Excess Withdrawals will reduce the LTC Guaranteed Amount and Extension Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value.

Example: The following example shows the calculation of the LTC Guaranteed Amount, the Acceleration Benefit and the Extension Benefit as of the contract date, and the recalculation of those amounts after a subsequent Gross Purchase Payment is made prior to the 90th day after the contract date.
Initial Gross Purchase Payment January 1 (contract date equals January 1):	$100,000
Contract Value January 1:	$100,000
LTC Guaranteed Amount January 1 (equals initial Gross Purchase Payment):	$100,000
Acceleration Benefit January 1 (equals LTC Guaranteed Amount):	$100,000
Extension Benefit January 1 (2 x $100,000 Acceleration Benefit):	$200,000
Contract Value February 1 prior to subsequent Gross Purchase Payment:	$110,000
Subsequent Purchase Payment received February 1:	$100,000
LTC Guaranteed Amount after subsequent Purchase Payment
($100,000 LTC Guaranteed Amount + $100,000 subsequent Gross Purchase Payment made within 90 days of contract date):	$200,000
Acceleration Benefit after subsequent Gross Purchase Payment:	$200,000
Extension Benefit after subsequent Gross Purchase Payment
(2 x $200,000 Acceleration Benefit):	$400,000
Contract Value after additional Gross Purchase Payment:	$210,000
Maximum Monthly Level Benefit
The Maximum Monthly Level Benefit is the monthly limit for Acceleration and Extension Benefits that may be paid to you under the LTC Rider. The Maximum Monthly Level Benefit is calculated on the contract date and each contract anniversary up to, and including, the fifth contract anniversary. Because the maximum monthly amount is based upon the number of months over which the Acceleration Benefits are paid, the maximum monthly amount is lowest on the first contract anniversary and is recalculated and increases every year you wait to request LTC Benefits up to fifth contract anniversary. If you receive LTC Benefit payments prior to the fifth contract anniversary, the maximum monthly amount will be lower than if you wait until after five years after the contract date. We promise that the total amount of LTC Benefits available will be the same, but will be paid out over a longer time period (as long as you are alive) and at a lower monthly maximum amount.
Maximum Monthly Level Benefit = the remaining Acceleration Benefit divided by the number of months of remaining Acceleration Benefit Duration. For example, if the Acceleration Benefit is $200,000 and the Acceleration Benefit Duration as of the fifth contract anniversary was 24 months, the Maximum Monthly Level Benefit would be $8,333.33 ($200,000/24).

Excess Withdrawals will reduce the Maximum Monthly Level Benefit amount by the same percentage the Excess Withdrawal reduces the Contract Value. See Withdrawals. All other withdrawals and LTC Benefit payments will not change the Maximum Monthly Level Benefit amount. The Maximum Monthly Level Benefit amount does not include Growth Benefits.
IMPORTANT NOTE:
We designed the LTC Rider to function most optimally if you do not start receiving LTC Benefits until on or after the fifth contract anniversary. After the fifth contract anniversary, you can maximize your monthly LTC Benefit payments and receive those payments over the shortest period of time (which means you will have a shorter period of time to access the money we pay from our general account during the Extension Benefit period). This discussion assumes that you do not begin taking LTC Benefit payments until after the fifth contract anniversary. However, because we wanted to provide you with the flexibility to begin taking LTC Benefit payments prior to the fifth contract anniversary if the need arises, we will highlight the impact of taking LTC Benefit payments earlier in a later section. See “Determining LTC Benefits – Electing to Receive LTC Benefits Before the Fifth Contract Anniversary.”
Whether you can request all of the Maximum Monthly Level Benefit (after the required waiting period and fulfilling all other applicable requirements to receive LTC Benefits) will depend on whether you are residing in a “nursing home” or are receiving “hospice care” (which may be received in your home or in a hospice care facility). Both of these terms, and other qualified Long-Term Care services, are defined in the Long-Term Care Coverage Endorsement form; the actual terms and definitions may vary because of requirements imposed by the particular state in which the LTC Benefit was issued. The following chart shows the amount you may request in LTC Benefits.
Type of Long-Term Care Services	Amount of Monthly Benefit You Can Request
If you are residing in a nursing home or are receiving hospice care:	You may request an amount up to the Maximum Monthly Level Benefit amount. Contractowners with contracts issued in certain states not listed below may also request up to the Maximum Monthly Level Benefit amount if they are in an assisted living facility.
If you are eligible and qualify for other qualified Long-Term Care Services (such as but not limited to home health care, adult day care, assisted living services), but are not residing in a nursing home or receiving hospice care:	You may request only up to 50% of the Maximum Monthly Level Benefit amount*. If upon commencement of a month you qualify to receive up to 50% of the Maximum Monthly Level Benefit amount and during that month you enter a nursing home or start to receive hospice care, you will qualify to receive up to 100% of the Maximum Monthly Level Benefit amount the following month.

*	Contractowners whose contracts were issued in the following states may only request up to 50% of the Maximum Monthly Level Benefit amount for assisted living services: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. Contractowners in all other states may request up to 100% of the Maximum Monthly Level Benefit amount for assisted living services.
The Maximum Monthly Level Benefit amount will not change after the fifth contract anniversary unless you make an Excess Withdrawal (as described below). If, after the fifth contract anniversary, you receive less than the Maximum Monthly Level Benefit amount in any given month, the Maximum Monthly Level Benefit amount will not be increased, but the minimum Acceleration Benefit Duration or minimum Extension Benefit Duration will be increased and will equal the remaining Acceleration Benefit or Extension Benefit divided by the Maximum Monthly Level Benefit amount.
Example: The following is an example of how taking less than the Maximum Monthly Level Benefit impacts future Maximum Monthly Level Benefit amounts and extends the Acceleration Benefit Duration and Extension Benefit Duration. This example also illustrates how the Maximum Monthly Level Benefit does not change after the fifth Contract Year. Assume LTC Benefit payments begin after the fifth contract anniversary and the owner receives 50% of the Maximum Monthly Level Benefit each month.
On fifth contract anniversary:
Acceleration Benefit:	$100,000
Acceleration Benefit Duration:	24 months
Extension Benefit:	$200,000
Extension Benefit Duration:	48 months
Maximum Monthly Level Benefit ($100,000/24):	$4,166.67
Monthly LTC Benefit payment (50% of $4,166.67):	$2,083.33
On the sixth contract anniversary:

Remaining Acceleration Benefit:
($100,000 – LTC Benefit payments of $25,000 ($2,083.33 x 12))	$75,000
Remaining Acceleration Benefit Duration
(assuming the Contractowner continues to receive 50% of the Maximum Monthly Level Benefit): ($75,000 / $2,083.33)	36 months
Remaining Acceleration Benefit Duration
(if the Contractowner begins receiving 100% of the Maximum Monthly Level Benefit): ($75,000 / $4,166.67)	18 months
Remaining Extension Benefit:	$200,000
Remaining Extension Benefit Duration
(assuming the Contractowner continues to receive 50% of the Maximum Monthly Level Benefit each year): ($200,000 / $2,083.33)	96 months
Remaining Acceleration Benefit Duration
(if the Contractowner begins receiving 100% of the Maximum Monthly Level Benefit): ($200,000 / $4,166.67)	48 months
Special Considerations When Determining the Amount of Benefits to Request: Keep in mind that you may use the LTC Benefit payments for any purpose and may request more than your actual expenses for Long-Term Care Services (subject to the maximums discussed above). When determining the amount of the LTC Benefit to request, however, there are a number of factors you may want to take into account.
During the Acceleration Benefit Duration, for example, you may want to consider the actual cost of your care and the expected length of your care, the chance that you may not live long enough to receive all the LTC Benefit payments, and the need for Death Benefit and/or annuity features under your contract. During the Acceleration Benefit Duration, taking less than the maximum amount of the Acceleration Benefit to which you are entitled will extend the Acceleration Benefit Duration (and thus will extend the beginning of the Extension Benefit Duration, when LTC Benefits are being paid out of our assets). (As discussed below, not taking Growth Benefit payments will not extend the Acceleration Benefit Duration.) If the cost of any qualified Long-Term Care Services that you are receiving is less than the maximum you can request and you anticipate needing money for Long-Term Care Services for a longer period of time than the LTC Benefit Duration, then you may want to consider taking less than the maximum amount. Taking less than the maximum has the advantage of extending your benefits over a longer time period and/or allowing you to retain your Death Benefit and annuity options (which are reduced by withdrawals including LTC Benefit payments and thus will not be reduced as quickly), but has the disadvantage of there being a greater chance that you may not live long enough to receive all or as many LTC Benefit payments.
Once you are in the Extension Benefit Duration, when LTC Benefits are being paid out of our assets, it is almost universally better to take your maximum permitted amount each month, in case of death prior to all LTC Benefit payments being made.
In all cases, you should also consider the limits imposed under IRS rules. See General Provisions – Federal Taxation below.
Growth Benefit Option
At the time you purchase the Rider, you will choose whether to add the Growth Benefit option. The Growth Benefit option may not be added after the LTC Rider is issued. The Growth Benefit option may provide an additional amount of LTC Benefit from investment gains in the Subaccounts and fixed account. The Growth Benefit is paid as monthly Growth Benefit payments up to the Maximum Monthly Growth Benefit amount.
Growth Benefit payments may be paid in addition to Acceleration Benefit payments and Extension Benefit payments and are paid during both the Acceleration Benefit Duration and the Extension Benefit Duration. Thus, while your initial Gross Purchase Payment (and any subsequent Gross Purchase Payment made during the first 90 days up to the applicable maximum limit) is returned to you over the Acceleration Benefit Duration, your Growth Benefit is spread over both the Acceleration Benefit Duration and the Extension Benefit Duration. After the Extension Benefit is reduced to zero and if there is any remaining LTC Guaranteed Amount, you may continue to receive Growth Benefits, if otherwise eligible, until the LTC Guaranteed Amount is reduced to zero. At such point, Growth Benefit payments will no longer be subject to the Maximum Monthly Growth Benefit limit (i.e., you can request a lump sum of any remaining LTC Guaranteed Amount).
On each contract anniversary until you reach age 76, the LTC Guaranteed Amount may increase to an amount equal to the Contract Value, if higher, due to automatic step-ups, up to the maximum LTC Guaranteed Amount limit of $800,000 (referred to as the automatic step-up). The Growth Benefit is equal to the difference between the LTC Guaranteed Amount and the Acceleration Benefit, if any. On the contract date, the Growth Benefit is zero. The Growth Benefit will be calculated on each contract anniversary or at the time of an Excess Withdrawal.

Automatic Step-Ups = On each contract anniversary, the LTC Guaranteed Amount will automatically step up to the Contract Value as of the contract anniversary if:
•	The Covered Life is still living and under age 76;
•	The Contract Value on that contract anniversary is greater than the LTC Guaranteed Amount; and
•	The maximum LTC Guaranteed Amount limit has never been reached.

Excess Withdrawals will reduce the LTC Guaranteed Amount and Growth Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value.
Once you begin receiving LTC Benefit payments, we transfer Contract Value to the LTC Fixed Account (which is part of our general account) equal to the LTC Guaranteed Amount (or the Contract Value, if less). Each contract anniversary thereafter, we transfer to the LTC Fixed Account the amount by which the LTC Guaranteed Amount “stepped up” that year. See LTC Fixed Account for additional information. Because your Contract Value will be earning fixed interest in the LTC Fixed Account and will no longer be participating in any investment performance in the separate account, there is very little likelihood that the automatic step-ups will continue to increase the LTC Guaranteed Amount while you are receiving LTC Benefits even though you will still be paying an increased Acceleration Benefit Charge for the Growth Benefit. Thus if you purchase the Growth Benefit, you should allow sufficient time before you anticipate needing LTC Benefits to allow the automatic step-ups to increase the LTC Guaranteed Amount and should not purchase it if you anticipate needing LTC Benefit within a short time-frame.
You will pay a higher LTC Charge for the Growth Benefit option than for the Level Benefit option. In addition, when deciding whether to purchase the Growth Benefit option, you should consider that under the Growth Benefit option, any withdrawal will be an Excess Withdrawal. However, if the maximum LTC Guaranteed Amount limit of $800,000 has been reached or you are age 76 or older, and your Contract Value exceeds the LTC Guaranteed Amount on a contract anniversary, you may withdraw an amount up to the Conforming Withdrawal amount. See Withdrawals for an example of how an Excess Withdrawal reduces the LTC Guaranteed Amount.
Once the maximum LTC Guaranteed Amount limit has been reached or you are age 76 or older, you will not receive any further automatic step-ups of the LTC Guaranteed Amount (even if it later declines due to Excess Withdrawals or LTC Benefit payments). Contract Value in excess of the maximum LTC Guaranteed Amount will not provide any additional Growth Benefit.
Example: Following is an example of how the automatic step-ups will work through the first three contract anniversaries (assuming no withdrawals).
Total Gross Purchase Payments added to the contract as of 90th day after the contract date:	$200,000
LTC Guaranteed Amount as of 90th day after the contract date equals total Purchase Payments made into the contract:	$200,000
Acceleration Benefit as of 90th day after the contract date:	$200,000
Total Contract Value on first contract anniversary reflecting investment gain:	$225,000
New LTC Guaranteed Amount on first contract anniversary:
(LTC Guaranteed Amount steps up since $225,000 is greater than LTC Guaranteed Amount of $200,000)	$225,000
Growth Benefit on first contract anniversary
($225,000 LTC Guaranteed Amount - $200,000 Acceleration Benefit):	$ 25,000
Total Contract Value on second contract anniversary reflecting investment loss from previous contract anniversary
($225,000 LTC Guaranteed Amount does not change as the Contract Value of $218,000 is less; $25,000 Growth Benefit does not change):	$218,000
Total Contract Value on third contract anniversary reflecting investment gain from previous contract anniversary:	$240,000
New LTC Guaranteed Amount on third contract anniversary
(LTC Guaranteed Amount steps up as $240,000 is greater than LTC Guaranteed Amount of $225,000):	$240,000
Growth Benefit on third contract anniversary
($240,000 LTC Guaranteed Amount - $200,000 Acceleration Benefit):	$ 40,000
You may choose to irrevocably terminate the automatic step-ups if you believe that you have sufficient LTC Benefits to cover your needs and do not want or need to further increase the LTC Benefits. You may terminate automatic step-ups after the fifth contract anniversary by notifying us in writing at least 30 days prior to the next contract anniversary. By choosing to terminate the automatic step-ups, the LTC Guaranteed Amount will no longer step up to the Contract Value, if higher. You will still pay the higher Acceleration Benefit Charge associated with the Growth Benefit if you terminate automatic step-ups. However, the charge will not increase as the LTC Guaranteed Amount (which the charge is based on) will no longer increase because of step-ups to the Contract Value. See Charges and Other Deductions – Rider Charges – Long-Term CareSM Advantage Charge.

Growth Benefit payments reduce the Growth Benefit, the LTC Guaranteed Amount, and the Contract Value by the dollar amount of the payment. Excess Withdrawals reduce the Growth Benefit by the same percentage that the Excess Withdrawal amount reduces the Contract Value. This means that the reduction in the Growth Benefit could be more than the dollar amount withdrawn. Because we transfer Contract Value equal to the LTC Guaranteed Amount (or all Contract Value, if less) to the LTC Fixed Account once you begin receiving payments and each contract anniversary thereafter, all Growth Benefit payments are subject to claims of our general creditors and to the claims-paying ability of Lincoln Life.
Maximum Monthly Growth Benefit
The Maximum Monthly Growth Benefit amount is the maximum amount of Growth Benefit that may be paid in any calendar month. The Maximum Monthly Growth Benefit amount is recalculated each contract anniversary and upon an Excess Withdrawal. The calculation of the Maximum Monthly Growth Benefit amount is based on payment of the Growth Benefit over both the Acceleration and Extension Benefit Durations.
Under the formula, we determine how many months of Acceleration and Extension Benefit payments are remaining by dividing the total remaining Acceleration and Extension Benefits by the Maximum Monthly Level Benefit amount. Then the Growth Benefit is divided over this same number of months.
The Maximum Monthly Growth Benefit amount = [i ÷ ((ii + iii) ÷ iv)] where:
(i)	equals the Growth Benefit on the contract anniversary;
(ii)	equals any remaining Acceleration Benefit on the contract anniversary;
(iii)	equals any remaining Extension Benefit on the contract anniversary; and
(iv)	equals the Maximum Monthly Level Benefit amount on the contract anniversary.
When you make a request for benefits, you may request an amount up to the Maximum Monthly LTC Benefit amount. You will receive a single monthly LTC Benefit payment that will include the Growth Benefit payment, in addition to either the Acceleration Benefit payment or Extension Benefit payment. We deduct your request first from the Acceleration Benefit (during the Acceleration Benefit Duration) or Extension Benefit (during the Extension Benefit Duration) up to the Maximum Monthly Level Benefit (which is the maximum amount you could request if you did not have the Growth Benefit option). Any amount requested above that amount will be deducted from the Growth Benefit up to the Maximum Monthly LTC Benefit amount. Thus, no Growth Benefit payments will be made unless you are requesting more than the Maximum Monthly Level Benefit amount available to you for that month. However, any unused Growth Benefit Payments can be used once the Maximum Growth Benefit Monthly payment is recalculated.
Maximum Monthly LTC Benefit amount = the Maximum Monthly Level Benefit amount plus the Maximum Monthly Growth Benefit amount
Whether you can request all of the Maximum Monthly LTC Benefit will depend on whether you are residing in a nursing home or receiving hospice care:
Type of Long-Term Care Services	Amount of Monthly Benefit You Can Request
If you are residing in a nursing home or are receiving hospice care:	You may request an amount up to the Maximum Monthly LTC Benefit amount. Contractowners with contracts issued in certain states not listed below may also request up to the Maximum Monthly LTC Benefit amount if they are in an assisted living facility.
If you are eligible and qualify for other qualified Long-Term Care Services (such as but not limited to home health care, adult day care, assisted living services), but are not residing in a nursing home or receiving hospice care:	You may request only up to 50% of the Maximum Monthly LTC Benefit amount*. If upon commencement of a month you qualify to receive up to 50% of the Maximum Monthly LTC Benefit amount and during that month you enter a nursing home or start to receive hospice care, you will qualify to receive up to 100% of the Maximum Monthly LTC Benefit amount the following month.

*Contractowners whose contracts were issued in the following states may only request up to 50% of the Maximum Monthly LTC Benefit amount for assisted living services: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. Contractowners in all other states may request up to 100% of the Maximum Monthly LTC Benefit amount for assisted living services.
Example: The following is an example of how the Maximum Monthly Growth Benefit amount, Maximum Monthly Level Benefit amount and the Maximum Monthly LTC Benefit are calculated on the fifth contract anniversary with growth of the Contract Value from investment gains of $20,000 and assuming $100,000 Gross Purchase Payments were made prior to 90th day after the contract date.

Acceleration Benefit on fifth contract anniversary:	$100,000
Extension Benefit on fifth contract anniversary:	$200,000
Contract Value on fifth contract anniversary:	$120,000
LTC Guaranteed Amount on fifth contract anniversary steps-up to Contract Value of $120,000:	$120,000
Growth Benefit
($120,000 LTC Guaranteed Amount - $100,000 Acceleration Benefit):	$20,000
Maximum Monthly Level Benefit
($100,000 ÷ 24 months of Acceleration Benefit Duration left):	$4,166.67
Maximum Monthly Growth Benefit
[$20,000 Growth Benefit ÷ (($100,000 Acceleration Benefit + $200,000 Extension Benefit) ÷ $4,166.67 Maximum Monthly Level Benefit)]:	$277.78
Maximum Monthly LTC Benefit ($4,166.67 + $277.78):	$4,444.45
Special Considerations When Determining the Amount of Benefits to Request: If you receive less than the Maximum Monthly Growth Benefit amount, the unused Growth Benefit for that month will not be available for the remainder of that Contract Year. On the next contract anniversary, the remaining Growth Benefit for the prior year will carry over and the Growth Benefit and the Maximum Monthly Growth Benefit amount will be recalculated, and will increase, as stated above. Taking less than the Maximum Monthly Growth Benefit amount will not extend the Acceleration Benefit Duration or Extension Benefit Duration. This calculation is intended to permit you to take your remaining Growth Benefit over the same period you will receive your remaining Acceleration Benefit plus your Extension Benefit. Any Growth Benefit remaining at the end of the Extension Benefit Duration will continue to be available to you as LTC Benefit payments until exhausted, and will not be subject to a monthly maximum limit.
Example: Continuing the prior example if, during the first six months of the Contract Year, you requested that you be paid the entire Maximum Monthly Growth Benefit each month and then for the other six months you requested no Growth Benefit, there will be unused Growth Benefit for that contract year of $1,666.68 ($277.78 Maximum Monthly Growth Benefit x 6 months). On the next contract anniversary, the Maximum Monthly Growth Benefit will increase because there was unused Growth Benefit during the current Contract Year.
Electing to Receive LTC Benefits Before the Fifth Contract Anniversary
As we previously mentioned, we designed the LTC Rider to function most optimally if you do not start receiving LTC Benefits until on or after the fifth contract anniversary. The LTC Rider is designed to provide the highest amount of monthly LTC Benefits if you wait until after the fifth contract anniversary to receive LTC Benefit payments, though no matter when you start to receive LTC Benefit payments, we promise to pay you the same overall amount of LTC Benefits. The preceding discussion assumed that you do not begin taking LTC Benefit payments before the fifth contract anniversary. However, you have the flexibility to begin taking LTC Benefit payments prior to the fifth contract anniversary if the need arises. This section highlights the impact of taking LTC Benefit payments earlier.
When you purchase the LTC Rider, the LTC Benefit Duration is equal to 252 months and is comprised of 84 months (i.e., 7 years) of Acceleration Benefit Duration plus 168 months (i.e., 14 years) of Extension Benefit Duration. If you have not received LTC Benefits, on each contract anniversary up to the fifth contract anniversary, we will recalculate the LTC Benefit Duration by subtracting 12 months from the Acceleration Benefit Duration and 24 months from the Extension Benefit Duration. This is important because the Acceleration Benefits and the Extension Benefits are paid monthly up to the Maximum Monthly Level Benefit amount and the Maximum Monthly Level Benefit amount is calculated based on the number of months remaining in the Acceleration Benefit Duration or Extension Benefit Duration.
The following chart illustrates how the LTC Benefit Durations decrease each year that you wait to receive LTC Benefit payments up to the fifth contract anniversary. You should refer to this chart and carefully consider the information contained in the chart in order to determine the minimum Acceleration Benefit Duration and the minimum Extension Benefit Duration based on the Contract Year you start to submit requests for LTC Benefits.
LTC Benefit Duration Chart
Contract Year of First Request for Maximum Level Benefit amounts	Acceleration Benefit Duration	Extension Benefit Duration	Total LTC Benefit Duration
1*	84 months	168 months	252 months
2	72 months	144 months	216 months
3	60 months	120 months	180 months

LTC Benefit Duration Chart
Contract Year of First Request for Maximum Level Benefit amounts	Acceleration Benefit Duration	Extension Benefit Duration	Total LTC Benefit Duration
4	48 months	96 months	144 months
5	36 months	72 months	108 months
6+	24 months	48 months	72 months
*	You may not receive LTC Benefit payments prior to the first contract anniversary and satisfaction of the 90-day deductible period.
When a benefit payment less than the Maximum Monthly Level Benefit amount is made prior to the fifth contract anniversary, we will recalculate your Maximum Monthly Level Benefit amount and it will increase, but we will not extend the Acceleration Benefit Duration. Accordingly, if you receive less than the Maximum Monthly Level Benefit amount in any Contract Year prior to the fifth contract anniversary, the Maximum Monthly Level Benefit will be recalculated on the contract anniversary and will increase. In addition, the minimum Extension Benefit Duration will be recalculated on the contract anniversary and will decrease due to the higher Maximum Monthly Level Benefit amount. The Extension Benefit Duration will be recalculated to equal the Extension Benefit divided by the recalculated Maximum Monthly Level Benefit.
Example: The following chart provides an example of how the Maximum Monthly Level Benefit (annualized) increases each year that you wait to start receiving Acceleration Benefit payments up to the fifth contract anniversary. This chart illustrates a Gross Purchase Payment of $100,000, resulting in an Acceleration Benefit of $100,000 as of the Contract Year when you start to receive Acceleration Benefit payments. The example also assumes you have chosen the Level Benefit option and that the Maximum Monthly Level Benefit amount is taken each Contract Year starting at the beginning of the Contract Year and that no withdrawals have been made other than the illustrated LTC Benefit amounts.
Maximum Monthly Level Benefit (annualized) based on when Acceleration Benefit payments begin
LTC Benefit Duration	Contract Year	Acceleration Benefit payments Begin in Year 2	Acceleration Benefit payments Begin in Year 3	Acceleration Benefit payments Begin in Year 4	Benefit payments Begin in Year 5	Acceleration Benefit payments Begin in Year 6
Acceleration Benefit	1*
	2	$16,667
	3	$16,667	$20,000
	4	$16,667	$20,000	$25,000
	5	$16,667	$20,000	$25,000	$33,000
	6	$16,667	$20,000	$25,000	$33,000	$50,000
	7	$16,667	$20,000	$25,000	$33,000	$50,000
Extension Benefits	8	$16,667	$20,000	$25,000	$33,000	$50,000
	9	$16,667	$20,000	$25,000	$33,000	$50,000
	10	$16,667	$20,000	$25,000	$33,000	$50,000
	11	$16,667	$20,000	$25,000	$33,000	$50,000
	12	$16,667	$20,000	$25,000	$33,000
	13	$16,667	$20,000	$25,000	$33,000
	14	$16,667	$20,000	$25,000
	15	$16,667	$20,000	$25,000
	16	$16,667	$20,000
	17	$16,667	$20,000
	18	$16,667
	19	$16,667
*	You may not receive LTC Benefit payments prior to the first contract anniversary and satisfaction of the 90-day deductible period. For illustrative purposes, this chart does not include satisfaction of the deductible period.

Example: Continuing the example illustrated by the chart, if you started to receive Acceleration Benefit payments during the third Contract Year, the Maximum Monthly Level Benefit would be calculated as follows:

LTC Guaranteed Amount as of second contract anniversary:	$100,000
Acceleration Benefit (equals LTC Guaranteed Amount):	$100,000
Extension Benefit (2 x Acceleration Benefit):	$200,000
Acceleration Benefit Duration (from LTC Benefit Duration chart):	60 months
Maximum Monthly Level Benefit
($100,000 Acceleration Benefit ÷ 60 months):	$1,666.67 or $20,000 per year
Extension Benefit Duration (from LTC Benefit Duration chart):	120 months
By electing to start receiving Acceleration Benefit payments in the third Contract Year, the Maximum Monthly Level Benefit (annualized) would be $20,000. If the Maximum Monthly Level Benefit were requested and paid out each month, the Acceleration Benefit Duration would be 60 months (5 years) followed by an Extension Benefit Duration of 120 months (10 years). The total available Acceleration and Extension Benefits would still be $300,000 ($100,000 Acceleration Benefit plus $200,000 Extension Benefit). If you waited to start receiving the Acceleration Benefit payments on or after the fifth contract anniversary, the annual benefit would have been $50,000 paid out over the minimum Acceleration and Extension Benefit Durations of 24 and 48 months respectively.
If you are receiving the Maximum Monthly Level Benefit each month, the Maximum Monthly Level Benefit will not change the following Contract Year. If you receive less than the Maximum Monthly Level Benefit amount in any Contract Year prior to the fifth contract anniversary, the Maximum Monthly Level Benefit will be recalculated on the contract anniversary and will increase. In addition, the minimum Extension Benefit Duration will be recalculated on the contract anniversary and will decrease due to the higher Maximum Monthly Level Benefit amount. The Extension Benefit Duration will be recalculated to equal the Extension Benefit divided by the recalculated Maximum Monthly Level Benefit.

Example: Continuing the previous example, the following is an example of how the Maximum Monthly Level Benefit amount and the minimum Extension Benefit Duration are recalculated on the third contract anniversary where less than the Maximum Monthly Level Benefit amount has been requested. The example assumes the Level Benefit option has been chosen. The $100,000 LTC Guaranteed Amount as of the second contract anniversary has been reduced by Acceleration Benefit payments of only $10,000 (paid in the third Contract Year) of the available annual amount of $20,000.
LTC Guaranteed Amount as of the third contract anniversary
($100,000 - $10,000 LTC Benefit payment in prior Contract Year):	$90,000
Acceleration Benefit (equals the LTC Guaranteed Amount):	$90,000
Extension Benefit (has not been reduced as no Extension Benefits have been paid):	$200,000
Acceleration Benefit Duration:	48 months
Maximum Monthly Level Benefit
($90,000 Acceleration Benefit ÷ 48 months):	$1,875.00 or $22,500 per year
Extension Benefit Duration
($200,000 Extension Benefit ÷ $1,875 Maximum Monthly Level Benefit):	107 months
The remaining Acceleration Benefit Duration after the third contract anniversary is 48 months. The new Maximum Monthly Level Benefit amount increases to $22,500 (annualized) and the Extension Benefit Duration decreases to 107 months due to receiving less than the Maximum Monthly Level Benefit amount. Only one-half of the Maximum Monthly Level Benefit amount ($937.50) will be available to you if you are not confined to a nursing home or are not receiving hospice care.
On the fifth contract anniversary, we will recalculate the Maximum Monthly Level Benefit amount for the last time and it will not change thereafter unless you make an Excess Withdrawal. If after the fifth contract anniversary, you receive less than the Maximum Monthly Level Benefit amount in any given month, the Maximum Monthly Level Benefit amount will not be increased; but the Acceleration Benefit Duration or Extension Benefit Duration will be increased and will equal the remaining Acceleration Benefit or Extension Benefit divided by the Maximum Monthly Level Benefit amount.
Withdrawals
You may be able to make withdrawals pursuant to the withdrawal provision of your contract without a reduction to the LTC Benefits if the LTC Guaranteed Amount is less than the Contract Value. Under the LTC Rider, withdrawals are either Conforming Withdrawals or Excess Withdrawals. Conforming Withdrawals will not have any effect on the LTC Benefits and will reduce the Contract Value by the amount of the withdrawal. Excess Withdrawals reduce the LTC Benefits by the same percentage that the Excess Withdrawal reduced the Contract Value. Excess Withdrawals reduce the Contract Value by the amount of the withdrawal. The tax consequences of withdrawals are discussed in the Federal Tax Matters section of this prospectus.

All withdrawals you make, whether or not within the Conforming Withdrawal amount, will continue to be subject to any other terms and conditions contained in your contract. See The Contracts—Surrenders and Withdrawals.
Conforming Withdrawals
If available, you may make periodic withdrawals from your Contract Value in amounts less than or equal to the Conforming Withdrawal amount each Contract Year without reducing the LTC Benefits. Conforming Withdrawals may be withdrawn in addition to receiving LTC Benefit payments . Conforming Withdrawals will not reduce the LTC Guaranteed Amount, the Acceleration Benefit, the Extension Benefit, and if elected, the Growth Benefit. If the LTC Guaranteed Amount is equal to or greater than your Contract Value on a contract anniversary, any withdrawal in that Contract Year will not be a Conforming Withdrawal. Moreover, if you elect the Growth Benefit option, any withdrawal will be deemed an Excess Withdrawal unless you are age 76 or older or the maximum LTC Guaranteed Amount limit of $800,000 has been reached and your Contract Value exceeds the maximum LTC Guaranteed Amount on a contract anniversary, in which case you may withdraw an amount up to the Conforming Withdrawal amount for that Contract Year.
Conforming Withdrawal = any withdrawal that does not exceed during a contract year the greater of $0 and (a) minus (b) where:
(a)	equals 5% of the difference of the Contract Value over the LTC Guaranteed Amount as of the most recent contract anniversary (or, prior to the first contract anniversary, the contract date); and
(b)	equals all prior withdrawals in that Contract Year.
Excess Withdrawals
Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Contract Year that exceeds the Conforming Withdrawal amount. Only that portion of the current withdrawal amount that exceeds the Conforming Withdrawal amount will be deemed to be an Excess Withdrawal. Any Excess Withdrawal that reduces the Contract Value to zero will terminate the LTC Rider and the only LTC Benefit that you may be eligible to receive will be the Optional Nonforfeiture Benefit, if elected.
More specifically, Excess Withdrawals reduce various benefits in accordance with the following formula:
•	Multiply the benefit being affected (i.e., the Acceleration Benefit) before the Excess Withdrawal by (1 – the Reduction Percentage due to Excess Withdrawal).
•	The Reduction Percentage due to Excess Withdrawal = Excess Withdrawal ÷ Contract Value before the Excess Withdrawal.
Importantly, this means that the reduction could be more than the dollar amount withdrawn.
Excess Withdrawals will reduce the LTC Guaranteed Amount, Acceleration Benefit, Extension Benefit, Maximum Monthly Level Benefit and any Growth Benefit and Maximum Monthly Growth Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value. This means that the reductions in these amounts could be more than the dollar amount withdrawn. In a declining market, Excess Withdrawals may substantially reduce or eliminate the LTC Benefits, the Maximum Monthly Level Benefit, and if elected, Maximum Monthly Growth Benefit.
Example: The following example shows how an Excess Withdrawal, in a declining market, reduces the Acceleration Benefit, LTC Guaranteed Amount, Maximum Monthly Level Benefit, Extension Benefit, Maximum Monthly Growth Benefit and Growth Benefit. The example assumes you have chosen the Growth Benefit option. Since the LTC Guaranteed Amount is greater than the Contract Value, any withdrawal is an Excess Withdrawal and there is no Conforming Withdrawal amount.
LTC Guaranteed Amount:	$320,000
Acceleration Benefit:	$120,000
Extension Benefit:	$240,000
Maximum Monthly Level Benefit:	$5,000
Growth Benefit:	$200,000
Maximum Monthly Growth Benefit:	$2,778
Excess Withdrawal from Contract Value:	$4,000
Contract Value immediately prior to Excess Withdrawal:	$85,000
Reduction Percentage due to Excess Withdrawal
[$4,000 Excess Withdrawal ÷ $85,000 Contract Value]:	4.71%
LTC Guaranteed Amount after Excess Withdrawal
[$320,000 LTC Guaranteed Amount x (1-4.71%)]:	$304,928
Extension Benefit after Excess Withdrawal

[$240,000 x (1-4.71%)]:	$228,696
Maximum Monthly Level Benefit after Excess Withdrawal
[$5,000 Maximum Monthly Level Benefit x (1-4.71%)]:	$4,765
Growth Benefit after Excess Withdrawal [$200,000 Growth Benefit x (1-4.71%)]:	$190,580
Maximum Monthly Growth Benefit after Excess Withdrawal
[$2,778 Maximum Monthly Growth Benefit x (1-4.71%)]:	$2,647
LTC Fixed Account
The LTC Fixed Account is part of the general account, and thus is not insulated from the claims of our general creditors. The LTC Fixed Account is designated to hold an amount equal to the LTC Guaranteed Amount while paying LTC Benefits. The LTC Fixed Account will offer a rate of interest that will be adjusted periodically and is guaranteed to be an effective rate of not less than the minimum guaranteed interest rate stated in your contract on amounts held in the LTC Fixed Account. Contracts issued in certain states may guarantee a higher minimum rate of interest than in other states. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. See Fixed Side of the Contract for more information about the general account.
On the date we make the initial determination that you are eligible to receive LTC Benefits (as described in the “Establishing Benefit Eligibility” section), we will transfer Contract Value equal to the LTC Guaranteed Amount (or all Contract Value, if less) as of that date to the LTC Fixed Account. Amounts transferred to the LTC Fixed Account will no longer have the ability to participate in the performance of the variable Subaccounts. The Contract Value will be transferred proportionately from the variable Subaccounts and the fixed account for use with dollar-cost averaging, if any, in which you are invested. Transfers of Contract Value to the LTC Fixed Account may reduce the Contract Value in the Subaccounts to zero. Acceleration Benefit payments and Growth Benefit payments (if elected) will first be deducted from the LTC Fixed Account. LTC Charges will be deducted proportionally from the LTC Fixed Account, the fixed account for use with dollar-cost averaging and the Subaccounts.
On the contract anniversary that follows the initial determination of eligibility to receive LTC Benefits and on each contract anniversary that follows, we will transfer Contract Value to and from the LTC Fixed Account, the Subaccounts and any other fixed account. The amount of Contract Value that will be transferred into the LTC Fixed Account will be equal to the difference, if any, between the LTC Guaranteed Amount and the Contract Value that is in the LTC Fixed Account. This may result in the entire Contract Value being allocated to the LTC Fixed Account. If the Contract Value in the LTC Fixed Account exceeds the LTC Guaranteed Amount, we will move Contract Value equal to the difference between the Contract Value and the LTC Guaranteed Amount from the LTC Fixed Account to the Subaccounts according to your instructions for future allocations.
If you begin receiving LTC Benefits and then stop receiving LTC Benefits for twelve consecutive months, we will allow you to transfer in installments the Contract Value in the LTC Fixed Account back to the Subaccounts. This transfer will be made under a twelve-month dollar-cost averaging service. See The Contracts – Additional Services for more details on dollar-cost averaging. If, after you stop receiving LTC Benefits and then at a later date recommence receiving benefits, sufficient Contract Value will be transferred back to the LTC Fixed Account so that the balance in the LTC Fixed Account equals the LTC Guaranteed Amount.
Termination
Termination Events
The LTC Rider will terminate under any of the following circumstances:
•	termination of the contract;
•	upon written request to terminate the LTC Rider after the third contract anniversary (you may not request to terminate the LTC Rider prior to the third contract anniversary);
•	you elect to receive Annuity Payouts under any of the Annuity Payout options available under the contract, including but not limited to electing i4LIFE® Advantage (with or without the Guaranteed Income Benefit);
•	on the date the Contractowner is changed due to death or divorce;
•	upon the death of the Covered Life;
•	45 days after the contract date if a signed duplicate copy of the contract amendment issued with the LTC Rider is not returned to Lincoln Life;
•	an Excess Withdrawal reduces the Contract Value to zero;
•	all LTC Benefits are reduced to zero;
•	you terminate the LTC Rider under either Nonforfeiture Benefit provision;
•	within the first six months following the contract date we determine that you made a misrepresentation in the application or contract amendment that was material to the issuance of the rider we may void or terminate the rider;

•	after the first six months but prior to the end of the first 24 months after the contract date we determine that you made a misrepresentation that was material to both the issuance of the rider and a claim for LTC Benefits we may void or terminate the rider; or
•	after 24 months from the contract date if we determine that you knowingly or intentionally misrepresented relevant facts relating to your health the LTC Rider may be voided or terminated by us.
Upon termination of the LTC Rider, the LTC Benefits (except benefits provided under either Nonforfeiture Benefit provision) and LTC Charge will terminate and a proportional amount of the LTC Charge will be deducted. Contract Value in the LTC Fixed Account will be transferred to the Subaccounts according to your future Subaccount allocation instructions. The termination will not result in any increase to the Contract Value to equal the LTC Guaranteed Amount.
Nonforfeiture Benefit
The LTC Rider provides a nonforfeiture benefit (“Nonforfeiture Benefit”) if you terminate the LTC Rider in certain circumstances (described below). The Nonforfeiture Benefit provides a reduced long-term care insurance benefit.
•	There is a Nonforfeiture Benefit called the Contingent Nonforfeiture Benefit, provided without charge that pays a reduced long-term care insurance benefit if you terminate the LTC Rider due to a specified increase of the charge for the Extension Benefit and/or the Optional Nonforfeiture Benefit.
•	You may also choose to add an enhanced Nonforfeiture Benefit, called the Optional Nonforfeiture Benefit, for an additional charge, that pays a reduced long-term care insurance benefit. It is “enhanced” because you may terminate the LTC Rider for any reason after three years, rather than just if there is a specified increase of the charge for the Extension Benefit and/or the Optional Nonforfeiture Benefit.
Once either Nonforfeiture Benefit is in effect, the LTC Charges will terminate. You should be aware that the Nonforfeiture Benefit provision provides only a limited amount of LTC Benefits. Moreover, the LTC Benefits provided by the Contingent Nonforfeiture Benefit and the Optional Nonforfeiture Benefit are equivalent; (this amount is hereinafter referred to as the “Nonforfeiture Benefit Amount”) the important difference between the two are the conditions under which they will be paid. These conditions are described below. The Nonforfeiture Benefit Amount is the greater of:
•	one month’s Maximum Monthly Level Benefit in effect on the date that the LTC Rider is terminated; or
•	an amount equal to the sum of all Extension Benefit Charges and Optional Nonforfeiture Benefit Charges paid for the LTC Rider minus any Extension Benefits paid prior to the date the LTC Rider is terminated.
In the state of California, the Nonforfeiture Benefit amount is the greater of:
•	the Maximum Monthly Level Benefit in effect on the date the Contractowner fully surrendered or annuitized the contract, multiplied by either;
•	1, if the contract is fully surrendered or annuitized prior to the tenth rider date anniversary; or
•	2, if the contract is fully surrendered or annuitized on or after the tenth rider date anniversary.
•	an amount equal to the sum of all Extension Benefit Charges and Optional Nonforfeiture Benefit Charges paid for the LTC Rider minus any Extension Benefits paid prior to the date the Contractowner fully surrendered or annuitized the contract.
Payments of the Nonforfeiture Benefit Amount are made only after the seventh contract anniversary (after the third anniversary in the state of Texas) and after the conditions set forth below are met. Payment of the Nonforfeiture Benefit Amount is subject to the benefit eligibility and deductible period requirements described in the Establishing Benefit Eligibility section. Nonforfeiture Benefit Amount payments must be requested as described in the Requesting LTC Benefits section. Nonforfeiture Benefit Amount payments will be payable monthly up to the Maximum Monthly Level Benefit amount in effect on the date that the LTC Rider is terminated.
Once the Nonforfeiture Benefit provision is effective, it will remain effective until the earlier of the death of the Covered Life or the date the total Nonforfeiture Benefit Amounts have been fully paid out. Upon the death of the Covered Life, the Nonforfeiture Benefit terminates. The Nonforfeiture Benefit Amount will not exceed the remaining amount of Extension Benefits that would have been paid if the LTC Rider had remained in force.
Contingent Nonforfeiture Benefit. The Contingent Nonforfeiture Benefit is provided at no charge on all LTC Riders. The Contingent Nonforfeiture Benefit will pay you the Nonforfeiture Benefit Amount if both of the following conditions are met:
•	the sum of the Extension Benefit Charge rate and/or Optional Nonforfeiture Benefit Charge rate, if elected, has increased by more than a specified percentage over the initial charge; and
•	you surrender your contract or elect to terminate the LTC Rider within 120 days after the Extension Benefit Charge rate and/or Optional Nonforfeiture Benefit Charge rate, if elected, is increased.
The specified percentage of change to the sum of the Extension Benefit Charge rate and/or the Optional Nonforfeiture Benefit Charge rate that will trigger the availability of Contingent Nonforfeiture Benefit is determined by your age as of the contract date. The specified percentages are as follows:

Age on Contract Date	Percent Over Initial Charge	Age	Percent Over Initial Charge
45 – 49	130%	66	48%
50 – 54	110%	67	46%
55 – 59	90%	68	44%
60	70%	69	42%
61	66%	70	40%
62	62%	71	38%
63	58%	72	36%
64	54%	73	34%
65	50%	74	32%
Optional Nonforfeiture Benefit. As noted, for an additional charge, you may purchase the Optional Nonforfeiture Benefit. The Optional Nonforfeiture Benefit provides for payment of the Nonforfeiture Benefit Amount under the following conditions:
•	you surrender the contract at least three years after the contract date; or
•	you submit a written request to terminate the LTC Rider at least three years after the contract date; or
•	you elect to receive annuity payments under any Annuity Payout option available in the contract or any other annuity settlement option we make available and commencing prior to the contract’s maturity date and at least three years after the contract date.
If you purchase the Optional Nonforfeiture Benefit and terminate the LTC Rider under conditions applicable under either the Contingent Nonforfeiture Benefit and the Optional Nonforfeiture Benefit, only the one applicable Nonforfeiture Benefit will be payable. The Optional Nonforfeiture provision may not be purchased after the LTC Rider is issued.
General Provisions
Death Benefits
The LTC Rider has no provision for Death Benefits, other than the Death Benefit provision in the underlying contract. The LTC Rider terminates upon death of the Covered Life and the LTC Benefits, including the LTC Guaranteed Amount, will not be payable under any Death Benefit option. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the “Death Benefit” section of the prospectus) will be in effect. If a Contractowner who had been receiving LTC Benefit payments dies while the contract is in effect, we reserve the right to withhold a portion of any Death Benefits that would otherwise be payable until we have verified that we have received all requests for LTC Benefits. Death Benefit distributions in accordance with Code section 72(s) or 401(a) (9) will not be made later than five years from the date of the Contractowner’s death.
The Guarantee of Principal Death Benefit and Enhanced Guaranteed Minimum Death Benefit both calculate Death Benefit amounts by deducting withdrawals in the same proportion that the withdrawal reduces the Contract Value. For purposes of calculating Death Benefits under those contracts, Acceleration Benefit payments and Growth Benefit payments, as well as Conforming and Excess Withdrawals, are considered withdrawals that reduce the amount of the Death Benefit. See The Contracts – Death Benefits.
Investment Requirements
By purchasing the LTC Rider, you will be limited in how you can invest in the Subaccounts and the fixed account. You will be subject to Investment Requirements. See The Contracts – Investment Requirements for a description of these investment restrictions. The Investment Requirements will apply to your entire Contract Value. No Purchase Payments can be directly invested in the LTC Fixed Account.
Federal Taxation
Qualified Long-Term Care Insurance Contract. The LTC Rider is a Qualified Long-Term Care Insurance Contract under section 7702B(b) of the Internal Revenue Code. As described above, the LTC Charge is deducted from the Contract Value on a quarterly basis. For tax years beginning after December 31, 2009, the deductions from the Contract Value to pay LTC Charges will not be reported as taxable distributions from the variable annuity contract and such deductions will reduce the Contractowners basis in the contract. The deductions from the Contract Value will reduce the Contract Value, but not below zero.
Federal Income Tax Treatment of Benefits under the LTC Rider. The LTC Benefits provided under the LTC Rider are treated as provided under a “Qualified Long-Term Care Insurance Contract,” as that term is defined under section 7702B(b) of the Internal Revenue Code. This discussion outlines our understanding of the federal income tax treatment of the LTC Benefits, as well as how the LTC Benefit payments will be reported to you. However, you should always consult a tax advisor about the application of tax rules to your individual situation.

Benefits that you receive under a Qualified Long-Term Care Insurance Contract will not be treated as taxable income to you as long as such benefits do not exceed the greater of (i) the expenses that you actually incur for Covered Services, or (ii) a maximum per diem, or daily, dollar amount determined by the IRS. All payments that you receive under all Qualified Long-Term Care Insurance Contracts, as well as any payments under an accelerated benefit rider made to you if you are chronically ill, are included in determining whether the benefit limits have been exceeded and reduce the Contractowner’s basis in the contract. These payments may also reduce the basis in your annuity contract.
If the LTC Benefits that you receive exceed the benefit limits outlined above, the amount of the excess benefits may represent taxable income to you. If you are under age 59½ at the time of the payment of excess benefits, an additional 10% “penalty tax” may apply.
If the Maximum Monthly LTC Benefit amount, if applicable, exceeds the limits under IRS rules (currently $360.00 per day or $131,400 annually for 2017), amounts received by you in excess of the IRS limit may be excludable from ordinary income to the extent that you have actually incurred long-term care expenses of that amount. You should take into account the IRS limit when selecting the amount of monthly LTC Benefit you would like to receive. We recommend that you discuss the tax implications of receiving benefits in excess of the IRS limit with a tax advisor.
Maturity Date
When you purchase the LTC Rider, the maturity date set forth in your contract will be the Annuitant’s 99th birthday. The maturity date is the date when you must choose an Annuity Payout option and annuitize your contract. Except as set forth below, annuitization of your contract will terminate the LTC Rider.
If you are receiving LTC Benefit payments under this LTC Rider at the maturity date (when you reach age 99), we will extend the maturity date and continue to provide LTC Benefit payments, subject to the terms and conditions of the LTC Rider. If you decide to elect an Annuity Payout option and annuitize your Contract Value, the LTC Rider will terminate.
If you are not receiving LTC Benefit payments at the maturity date and you have a Contract Value, you will need to elect an Annuity Payout option available under your contract. This will terminate the Acceleration and Growth Benefits (that would have been paid from your Contract Value) and also the LTC Charge. However, the Extension Benefit, if any, will continue on your contract.
If LTC Benefit payments end after you reach age 99 and you still have value in your contract, you must elect an Annuity Payout option within 90 days after the last LTC Benefit payment is made. This will terminate the LTC Rider. An exception to this occurs if LTC Benefit payments stop after age 99 because you are not currently eligible to receive benefits (for example, you are no longer receiving LTC Services). In this situation, the Acceleration and Growth Benefits that would have been paid from your Contract Value will terminate as well as the LTC Charge. Any Extension Benefit will remain in effect to provide payments in the event of future eligibility for LTC Benefits.
Any LTC Benefit paid after age 99 will be paid in the same manner as any LTC Benefit previously described in this discussion, including, but not limited to, eligibility, deductible period and maximum monthly limits.
Misstatement of Age or Sex
If your age or sex has been misstated, we will adjust the LTC Charges to the amounts that would have applied based on your correct age or sex. If the LTC Rider would not have been issued at the correct age and sex, it will be cancelled and we will refund to you all LTC Charges paid minus the amount of LTC Benefits that have been paid.
LTC Rider Return Privilege
You may cancel the LTC Rider within 30 days of your receipt of the LTC Rider for any reason by delivering or mailing the LTC Rider, postage prepaid, to the Home Office at PO Box 7866, 1300 Clinton Street, Fort Wayne, IN 46802-7866. A LTC Rider cancelled under this provision will be void and any LTC Charges assessed will be refunded. Cancellation of the LTC Rider under this provision will not result in cancellation of the contract.
Monthly Statements
In addition to the quarterly variable annuity statement, we will send you a monthly statement once you begin receiving LTC Benefit payments detailing the amount of LTC Benefits that have been paid and remaining available LTC Benefits. The monthly statement will only be sent to you for those months that you received an LTC Benefit. The statement will also show the impact of such LTC Benefit payments on your Contract Value and Death Benefit, if any. See General Provisions – Death Benefits for a description of the impact of the LTC Rider on Death Benefits.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout Option. Contractowners with any version of Lincoln Lifetime IncomeSM Advantage 2.0 , Lincoln Market Select® Advantage or Lincoln Max 6 SelectSM Advantage may elect to annuitize their Income Base under the Guaranteed Annual Income Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage or any version of i4LIFE® Advantage Guaranteed Income Benefit, the Maximum Annual Withdrawal Amount Annuity Payout Option, the Guaranteed Amount Annuity Payment Option, or the Guaranteed Annual Income Amount Annuity Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.

General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	The Contract Value on the Annuity Commencement Date, less any applicable premium taxes;
•	The annuity tables contained in the contract;
•	The annuity option selected; and
•	The investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4%, 5%, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your registered representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for the Living Benefit Riders are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See Charges and Other Deductions section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Living Benefit Riders section in this prospectus for more information.
Net Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment and other charges (see Interest Adjustment and Charges and Other Deductions). This may reduce your value upon surrender, withdrawal or transfer but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. Please contact your registered representative for further information.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
You may allocate Net Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Net Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Gross Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Net Purchase Payment allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Net Purchase Payment will be treated separately for purposes of determining any applicable Interest Adjustment.
You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable account fees and premium taxes.
We will notify the Contractowner in writing at least 30 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Interest Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage or Regular Income Payments under i4LIFE® Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of Contract Value from the fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:
•	during the free look period (See Return Privilege).
•	on the expiration date of a Guaranteed Period.
•	as a result of the death of the Contractowner or Annuitant.
•	subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.
•	subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal.

•	subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner.
•	upon annuitization of the contract.
These provisions may not be applicable to your contract or available in your state. Please check with your registered representative regarding the availability of these provisions.
In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Net Purchase Payment is allocated to a fixed subaccount’s Guaranteed Period under the contract and the yield rate in effect at the time of the Net Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Net Purchase Payment was allocated, then the application of the Interest Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Net Purchase Payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Interest Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B+K)[n]

where:
A	=	yield rate for a U.S. Treasury security with time to maturity equal to the Subaccount’s Guaranteed Period, determined at the beginning of the Guaranteed Period.
B	=	yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.
K	=	a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no Interest Adjustment.
n	=	The number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years).
Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the Interest Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Gross Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Gross Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.

If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, without a new sales charge.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 5.00% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 5.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 5.25% of Purchase Payments, plus 0.35% annual trail compensation beginning in years two and beyond. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 5.25% of annuitized value and/or ongoing annual compensation of up to 0.60% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2016 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.

Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Gross Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the Purchase Payments into the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.
Taxation Of Annuity Payouts, Including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Gross Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Deductions For Lincoln Long-Term CareSM Advantage Rider Charges
The Lincoln Long-Term CareSM Advantage rider (“LTC Rider”) is a Qualified Long-Term Care Insurance Contract under section 7702B(b) of the Code. As previously described in this prospectus, the LTC Rider charge is deducted from the contract value on a quarterly basis. For tax years beginning after December 31, 2009, the deductions from the contract value to pay LTC Rider charges will not be reported as taxable distributions from the variable annuity contract and such deductions will reduce your basis in the contract. The deductions from the contract value will reduce the contract value, but not below zero.
Taxation Of Amounts Paid As Long-Term Care Benefits
If your contract includes the LTC Rider (discussed in greater detail in the LTC Rider section), distributions from your contract that are made under the terms of the LTC Rider will not be treated as taxable income to you as long as such benefits do not exceed the greater of (i) the expenses that you actually incur for covered services, or (ii) a maximum per diem, or daily, dollar amount determined by the IRS. All payments that you receive under all Qualified Long-Term Care Insurance Contracts, as well as any payments under an accelerated benefit rider made to you if you are chronically ill, are included in determining whether the benefit limits have been exceeded and reduce your basis in the contract. These payments may also reduce the basis in your annuity contract.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Gross Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).

Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income”, or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner’s Gross Purchase Payments in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include Gross Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income”, or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No Interest Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Gross Purchase Payment(s) or Contract Value as of the Valuation Date we receive, the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Gross Purchase Payments or Contract Value as of the Valuation Date.
State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and

•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Special Arrangements
At times, we may offer variations of the contracts described in this prospectus to existing owners as part of an exchange program. Contracts purchased through this exchange offer may impose different fees and expenses and provide certain additional benefits from those described in this prospectus.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln ChoicePlus AssuranceSM (A Share)
Lincoln Life Variable Annuity Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlus AssuranceSM (A Share).
(Please Print)
Name:

Address:

City

State

Zip

Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.

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Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for contracts purchased prior to November 15, 2010 and fee-based contracts purchased prior to June 30, 2010 for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.**
	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
AB VPS Global Thematic Growth
2008	N/A	N/A	N/A	N/A	N/A	N/A	9.815	6.199	6	9.857	6.211	1*
2009	N/A	N/A	N/A	6.907	9.378	1*	6.199	9.422	14	6.211	9.449	1*
2010	N/A	N/A	N/A	9.378	11.021	9	9.422	11.089	37	9.449	11.132	1*
2011	N/A	N/A	N/A	11.021	8.366	11	11.089	8.430	38	11.132	8.471	1*
2012	N/A	N/A	N/A	8.366	9.389	10	8.430	9.475	35	8.471	9.530	1*
2013	N/A	N/A	N/A	9.389	11.438	10	9.475	11.560	34	9.530	11.639	1*
2014	N/A	N/A	N/A	11.438	11.880	11	11.560	12.025	28	11.639	12.120	1*
2015	N/A	N/A	N/A	11.880	12.085	10	12.025	12.251	31	12.120	12.360	1*
2016	N/A	N/A	N/A	12.085	11.872	10	12.251	12.053	27	12.360	12.172	1*
AB VPS Growth and Income(1)
2008	10.525	6.743	4	9.749	6.262	114	10.336	6.282	398	9.230	6.295	28
2009	6.743	8.026	5	6.262	7.469	263	6.282	7.504	1051	6.295	7.527	29
2010	8.026	8.954	5	7.469	8.349	329	7.504	8.401	1330	7.527	8.436	27
2011	8.954	9.394	5	8.349	8.777	352	8.401	8.844	1,190	8.436	8.890	26
2012	9.394	10.894	5	8.777	10.198	338	8.844	10.292	1,091	8.890	10.355	23
2013	10.894	12.758	4	10.198	11.953	314	10.292	12.070	1,007	10.355	12.148	33
AB VPS International Value(2)
2008	10.519	5.447	13	10.855	5.190	361	10.712	5.206	1234	10.886	5.218	100
2009	5.447	7.238	28	5.190	6.911	1,398	5.206	6.943	4196	5.218	6.965	147
2010	7.238	7.467	46	6.911	7.143	2,978	6.943	7.187	8615	6.965	7.217	200
2011	7.467	5.949	51	7.143	5.703	3,501	7.187	5.747	10,124	7.217	5.777	221
2012	5.949	6.720	47	5.703	6.454	3,357	5.747	6.514	9,575	5.777	6.554	208
2013	6.720	7.410	44	6.454	7.122	3,144	6.514	7.192	8,893	6.554	7.239	203
AB VPS Small/Mid Cap Value
2008	10.387	7.015	5	9.407	6.454	151	9.483	6.475	524	9.434	6.489	52
2009	7.015	9.897	6	6.454	9.125	233	6.475	9.168	945	6.489	9.197	72
2010	9.897	12.392	6	9.125	11.448	264	9.168	11.519	996	9.197	11.567	57
2011	12.392	11.200	6	11.448	10.367	262	11.519	10.447	930	11.567	10.501	57
2012	11.200	13.123	5	10.367	12.172	233	10.447	12.284	819	10.501	12.360	48
2013	13.123	17.864	4	12.172	16.603	211	12.284	16.781	679	12.360	16.901	49
2014	17.864	19.250	4	16.603	17.926	190	16.781	18.145	566	16.901	18.294	34
2015	19.250	17.955	3	17.926	16.754	168	18.145	16.984	498	18.294	17.140	30
2016	17.955	22.161	3	16.754	20.720	145	16.984	21.037	427	17.140	21.251	26
American Century VP Balanced
2016	N/A	N/A	N/A	10.261	10.437	3	10.056	10.447	13	N/A	N/A	N/A
American Century VP Inflation Protection(3)
2008	10.859	10.494	1*	11.078	10.513	37	11.098	10.547	80	11.112	10.569	7
2009	10.494	11.441	2	10.513	11.486	143	10.547	11.540	520	10.569	11.576	35
2010	11.441	11.893	1*	11.486	11.963	387	11.540	12.037	1,007	11.576	12.087	68
2011	11.893	13.145	3	11.963	13.248	375	12.037	13.351	964	12.087	13.419	42
2012	13.145	13.961	3	13.248	14.100	362	13.351	14.230	918	13.419	14.317	41
2013	13.961	13.687	3	14.100	13.833	374	14.230	13.968	914	14.317	14.059	42
American Funds Global Growth
2008	11.558	7.610	31	11.715	7.174	377	11.470	7.196	938	10.775	7.212	65
2009	7.610	10.711	32	7.174	10.117	631	7.196	10.164	1,486	7.212	10.196	82
2010	10.711	11.838	32	10.117	11.204	1,050	10.164	11.273	2,057	10.196	11.320	85
2011	11.838	10.668	28	11.204	10.117	1,008	11.273	10.195	2,032	11.320	10.247	69
2012	10.668	12.932	27	10.117	12.288	881	10.195	12.402	1,824	10.247	12.478	62
2013	12.932	16.523	28	12.288	15.732	761	12.402	15.900	1,598	12.478	16.014	58
2014	16.523	16.720	26	15.732	15.951	695	15.900	16.147	1413	16.014	16.278	54
2015	16.720	17.684	26	15.951	16.905	622	16.147	17.138	1177	16.278	17.295	61
2016	17.684	17.599	26	16.905	16.858	584	17.138	17.115	1097	17.295	17.289	56

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
American Funds Global Small Capitalization
2008	12.084	6.293	13	12.462	5.760	409	12.123	5.778	1,153	12.010	5.790	81
2009	6.293	10.040	23	5.760	9.207	1,281	5.778	9.250	3,592	5.790	9.279	126
2010	10.040	12.156	30	9.207	11.169	2,385	9.250	11.239	6,389	9.279	11.285	177
2011	12.156	9.721	33	11.169	8.950	2,818	11.239	9.019	7,638	11.285	9.066	197
2012	9.721	11.363	31	8.950	10.482	2,632	9.019	10.579	6,967	9.066	10.644	181
2013	11.363	14.416	25	10.482	13.326	2,278	10.579	13.469	5,912	10.644	13.566	156
2014	14.416	14.561	24	13.326	13.487	2167	13.469	13.652	5321	13.566	13.764	151
2015	14.561	14.440	21	13.487	13.402	1991	13.652	13.586	4629	13.764	13.711	138
2016	14.440	14.582	20	13.402	13.560	1888	13.586	13.768	4336	13.711	13.908	128
American Funds Growth
2008	10.771	6.595	50	10.800	6.224	841	10.697	6.244	2,516	10.236	6.257	175
2009	6.595	9.093	54	6.224	8.599	1,961	6.244	8.639	6,476	6.257	8.666	238
2010	9.093	10.674	60	8.599	10.114	2,632	8.639	10.177	8,411	8.666	10.219	274
2011	10.674	10.106	55	10.114	9.595	2,492	10.177	9.669	7,958	10.219	9.718	240
2012	10.106	11.784	53	9.595	11.210	2,235	9.669	11.313	7,158	9.718	11.383	203
2013	11.784	15.163	50	11.210	14.454	1,989	11.313	14.609	6,056	11.383	14.713	189
2014	15.163	16.273	43	14.454	15.543	1845	14.609	15.733	5193	14.713	15.862	152
2015	16.273	17.199	42	15.543	16.460	1649	15.733	16.687	4250	15.862	16.840	152
2016	17.199	18.625	40	16.460	17.860	1502	16.687	18.133	3793	16.840	18.318	123
American Funds Growth-Income
2008	10.165	6.955	103	10.334	6.442	2,273	9.958	6.462	5,983	10.149	6.476	481
2009	6.955	9.028	132	6.442	8.378	5,703	6.462	8.417	16,766	6.476	8.444	718
2010	9.028	9.950	159	8.378	9.252	8,430	8.417	9.309	24,792	8.444	9.347	843
2011	9.950	9.661	156	9.252	9.001	8,435	9.309	9.070	24,582	9.347	9.117	810
2012	9.661	11.226	147	9.001	10.480	7,712	9.070	10.576	22,232	9.117	10.641	691
2013	11.226	14.822	131	10.480	13.866	6,748	10.576	14.014	18,791	10.641	14.114	611
2014	14.822	16.219	118	13.866	15.203	5979	14.014	15.389	15445	14.114	15.514	555
2015	16.219	16.275	107	15.203	15.286	5481	15.389	15.496	13179	15.514	15.638	524
2016	16.275	17.952	97	15.286	16.894	4929	15.496	17.152	11601	15.638	17.326	454
American Funds International
2008	11.394	7.288	26	12.176	7.132	446	12.196	7.155	938	11.130	7.170	96
2009	7.288	10.314	27	7.132	10.113	668	7.155	10.160	1,482	7.170	10.192	113
2010	10.314	10.939	28	10.113	10.747	1,041	10.160	10.814	2,339	10.192	10.858	134
2011	10.939	9.308	26	10.747	9.163	1,134	10.814	9.234	2,770	10.858	9.281	152
2012	9.308	10.855	31	9.163	10.707	1,105	9.234	10.806	2,819	9.281	10.872	138
2013	10.855	13.059	30	10.707	12.907	1,084	10.806	13.046	2,926	10.872	13.139	141
2014	13.059	12.573	29	12.907	12.452	1073	13.046	12.605	2806	13.139	12.707	152
2015	12.573	11.873	29	12.452	11.782	1035	12.605	11.944	2598	12.707	12.054	155
2016	11.873	12.158	26	11.782	12.089	972	11.944	12.274	2471	12.054	12.399	143
BlackRock Global Allocation V.I.
2009	N/A	N/A	N/A	10.761	11.623	50	10.708	11.634	166	10.442	11.641	10
2010	11.609	12.602	1*	11.623	12.643	308	11.634	12.674	955	11.641	12.694	26
2011	12.602	12.011	1*	12.643	12.074	400	12.674	12.121	1,279	12.694	12.153	19
2012	12.011	13.063	1*	12.074	13.158	409	12.121	13.230	1,240	12.153	13.278	33
2013	13.063	14.783	1*	13.158	14.920	385	13.230	15.024	1,162	13.278	15.093	36
2014	14.783	14.904	1*	14.920	15.073	338	15.024	15.200	1039	15.093	15.285	32
2015	14.904	14.593	1*	15.073	14.788	315	15.200	14.935	966	15.285	15.034	28
2016	14.593	14.983	1*	14.788	15.213	285	14.935	15.388	901	15.034	15.505	19
ClearBridge Variable Mid Cap
2014	N/A	N/A	N/A	10.342	10.590	2	10.000	10.600	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.590	10.704	1*	10.600	10.729	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.704	11.574	1*	10.729	11.620	4	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP Diversified Income
2008	10.987	10.344	3	10.867	10.127	50	10.916	10.159	292	10.882	10.180	49
2009	10.344	12.959	5	10.127	12.712	695	10.159	12.770	2,247	10.180	12.810	101
2010	12.959	13.825	15	12.712	13.589	1,909	12.770	13.672	5,459	12.810	13.728	159
2011	13.825	14.515	15	13.589	14.296	1,987	13.672	14.405	5,749	13.728	14.479	164
2012	14.515	15.344	14	14.296	15.142	1,970	14.405	15.280	5,714	14.479	15.374	172
2013	15.344	14.960	15	15.142	14.793	2,088	15.280	14.951	5,866	15.374	15.057	160
2014	14.960	15.534	14	14.793	15.391	1993	14.951	15.578	5219	15.057	15.705	181
2015	15.534	15.158	14	15.391	15.049	1895	15.578	15.255	4763	15.705	15.394	172
2016	15.158	15.484	13	15.049	15.404	1852	15.255	15.638	4434	15.394	15.797	180
Delaware VIP Emerging Markets
2008	11.212	5.754	1*	10.734	5.773	48	11.934	5.787	106	10.866	5.796	15
2009	5.754	10.111	1*	5.773	10.165	61	5.787	10.205	175	5.796	10.232	16
2010	10.111	11.821	3	10.165	11.909	207	10.205	11.973	594	10.232	12.017	34
2011	11.821	9.353	3	11.909	9.441	262	11.973	9.507	733	12.017	9.551	40
2012	9.353	10.564	3	9.441	10.684	228	9.507	10.775	694	9.551	10.835	40
2013	10.564	11.478	2	10.684	11.632	212	10.775	11.748	652	10.835	11.826	42
2014	11.478	10.414	2	11.632	10.576	212	11.748	10.697	639	11.826	10.779	35
2015	10.414	8.778	3	10.576	8.932	218	10.697	9.048	664	10.779	9.127	27
2016	8.778	9.870	1*	8.932	10.063	193	9.048	10.209	590	9.127	10.308	28
Delaware VIP High Yield
2008	10.421	8.017	2	9.988	7.741	25	9.979	7.766	152	10.464	7.782	11
2009	8.017	11.787	2	7.741	11.405	74	7.766	11.458	229	7.782	11.494	18
2010	11.787	13.397	1*	11.405	12.988	110	11.458	13.068	296	11.494	13.122	17
2011	13.397	13.559	1*	12.988	13.171	110	13.068	13.273	292	13.122	13.341	14
2012	13.559	15.738	1*	13.171	15.319	108	13.273	15.460	260	13.341	15.554	22
2013	15.738	16.963	1*	15.319	16.544	107	15.460	16.722	271	15.554	16.841	22
2014	16.963	16.688	1*	16.544	16.308	97	16.722	16.508	219	16.841	16.642	20
2015	16.688	15.371	2	16.308	15.051	90	16.508	15.258	190	16.642	15.398	25
2016	15.371	17.165	2	15.051	16.842	82	15.258	17.100	167	15.398	17.273	21
Delaware VIP Limited-Term Diversified Income
2008	10.523	10.273	12	10.403	10.210	445	10.448	10.242	1,412	10.488	10.264	106
2009	10.273	11.440	35	10.210	11.392	2,362	10.242	11.445	6,643	10.264	11.481	284
2010	11.440	11.801	64	11.392	11.775	5,484	11.445	11.848	15,308	11.481	11.896	347
2011	11.801	11.970	63	11.775	11.966	5,763	11.848	12.060	16,300	11.896	12.121	341
2012	11.970	12.138	65	11.966	12.160	5,829	12.060	12.272	16,485	12.121	12.347	361
2013	12.138	11.846	66	12.160	11.891	6,254	12.272	12.018	17,558	12.347	12.104	367
2014	11.846	11.885	64	11.891	11.955	6122	12.018	12.101	16044	12.104	12.199	376
2015	11.885	11.829	59	11.955	11.922	5791	12.101	12.086	14344	12.199	12.196	328
2016	11.829	11.903	57	11.922	12.020	5535	12.086	12.204	13386	12.196	12.327	324
Delaware VIP REIT
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	5.800	6.744	6	5.823	6.776	15	6.245	6.797	1*
2010	7.560	9.467	1*	6.744	8.462	34	6.776	8.515	75	6.797	8.550	1*
2011	9.467	10.358	5	8.462	9.277	47	8.515	9.348	100	8.550	9.397	2
2012	10.358	11.946	5	9.277	10.721	37	9.348	10.820	104	9.397	10.887	2
2013	11.946	12.042	5	10.721	10.829	45	10.820	10.945	124	10.887	11.024	2
2014	12.042	15.379	5	10.829	13.857	38	10.945	14.027	93	11.024	14.142	5
2015	15.379	15.747	5	13.857	14.217	35	14.027	14.413	78	14.142	14.545	1*
2016	15.747	16.449	5	14.217	14.881	33	14.413	15.108	74	14.545	15.262	1*
Delaware VIP Small Cap Value
2008	N/A	N/A	N/A	10.155	6.904	5	9.321	6.909	24	9.217	6.913	1*
2009	N/A	N/A	N/A	6.904	9.002	25	6.909	9.022	150	6.913	9.037	1*
2010	8.974	11.709	2	9.002	11.769	141	9.022	11.813	434	9.037	11.844	4
2011	11.709	11.397	2	11.769	11.478	147	11.813	11.538	468	11.844	11.580	5
2012	11.397	12.809	2	11.478	12.926	117	11.538	13.014	421	11.580	13.073	5
2013	12.809	16.871	2	12.926	17.059	100	13.014	17.201	359	13.073	17.297	4
2014	16.871	17.624	2	17.059	17.856	98	17.201	18.031	322	17.297	18.150	3
2015	17.624	16.305	2	17.856	16.552	91	18.031	16.740	279	18.150	16.867	3
2016	16.305	21.140	1*	16.552	21.503	78	16.740	21.780	240	16.867	21.968	4

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP Smid Cap Growth(4)
2008	N/A	N/A	N/A	9.410	5.618	5	8.748	5.635	7	8.760	5.647	7
2009	N/A	N/A	N/A	5.618	8.594	3	5.635	8.634	9	5.647	8.662	7
2010	N/A	N/A	N/A	10.275	11.642	11	10.335	11.714	17	10.376	11.763	6
2011	N/A	N/A	N/A	11.642	12.450	24	11.714	12.545	37	11.763	12.610	8
2012	15.416	15.501	1*	12.450	13.660	28	12.545	13.785	39	12.610	13.870	8
2013	N/A	N/A	N/A	13.660	19.084	29	13.785	19.288	39	13.870	19.427	7
2014	N/A	N/A	N/A	19.084	19.456	23	19.288	19.693	33	19.427	19.855	5
2015	23.335	23.340	1*	19.456	20.691	23	19.693	20.975	33	19.855	21.168	2
2016	23.340	24.935	1*	20.691	22.149	24	20.975	22.487	37	21.168	22.717	2
Delaware VIP U.S. Growth
2008	10.366	6.845	2	8.852	6.300	50	8.874	6.320	208	10.341	6.334	10
2009	6.845	9.677	6	6.300	8.925	684	6.320	8.967	1,947	6.334	8.995	45
2010	9.677	10.867	20	8.925	10.043	1,889	8.967	10.105	5,324	8.995	10.147	105
2011	10.867	11.555	20	10.043	10.700	1,987	10.105	10.782	5,604	10.147	10.838	119
2012	11.555	13.251	18	10.700	12.296	1,810	10.782	12.409	5,015	10.838	12.485	106
2013	13.251	17.621	15	12.296	16.383	1,586	12.409	16.559	4,296	12.485	16.677	91
2014	17.621	19.604	13	16.383	18.263	1396	16.559	18.487	3550	16.677	18.638	84
2015	19.604	20.374	12	18.263	19.019	1246	18.487	19.281	3019	18.638	19.457	66
2016	20.374	19.044	12	19.019	17.813	1229	19.281	18.085	2923	19.457	18.269	62
Delaware VIP Value
2008	N/A	N/A	N/A	9.134	6.487	7	8.814	6.507	18	N/A	N/A	N/A
2009	N/A	N/A	N/A	6.487	7.563	19	6.507	7.599	55	N/A	N/A	N/A
2010	N/A	N/A	N/A	7.563	8.644	21	7.599	8.698	105	7.622	8.734	40
2011	N/A	N/A	N/A	8.644	9.360	39	8.698	9.432	142	8.734	9.480	15
2012	N/A	N/A	N/A	9.360	10.615	34	9.432	10.713	134	9.480	10.779	18
2013	N/A	N/A	N/A	10.615	14.031	37	10.713	14.182	129	10.779	14.283	22
2014	N/A	N/A	N/A	14.031	15.811	38	14.182	16.004	100	14.283	16.134	24
2015	16.558	16.661	1*	15.811	15.569	36	16.004	15.783	110	16.134	15.927	22
2016	16.661	18.839	1*	15.569	17.639	42	15.783	17.908	111	15.927	18.090	24
Deutsche Alternative Asset Allocation VIP
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.341	11.554	1*
2010	N/A	N/A	N/A	11.536	12.821	3	11.547	12.853	7	11.554	12.874	2
2011	N/A	N/A	N/A	12.821	12.311	10	12.853	12.359	16	12.874	12.392	2
2012	N/A	N/A	N/A	12.311	13.343	7	12.359	13.416	22	12.392	13.464	2
2013	N/A	N/A	N/A	13.343	13.322	5	13.416	13.415	24	13.464	13.477	3
2014	N/A	N/A	N/A	13.322	13.630	1*	13.415	13.746	26	13.477	13.823	3
2015	12.946	12.459	1*	13.630	12.625	4	13.746	12.751	25	13.823	12.835	3
2016	12.459	12.937	1*	12.625	13.136	4	12.751	13.287	21	12.835	13.388	3
Fidelity VIP Contrafund
2008	10.792	7.047	16	11.558	6.635	625	11.142	6.656	2,136	11.298	6.670	215
2009	7.047	9.442	18	6.635	8.908	1,051	6.656	8.949	3,759	6.670	8.977	254
2010	9.442	10.919	22	8.908	10.322	1,438	8.949	10.386	4,862	8.977	10.429	243
2011	10.919	10.499	22	10.322	9.945	1,420	10.386	10.021	4,548	10.429	10.073	212
2012	10.499	12.060	25	9.945	11.447	1,291	10.021	11.552	4,083	10.073	11.623	198
2013	12.060	15.621	23	11.447	14.856	1,155	11.552	15.015	3,553	11.623	15.122	189
2014	15.621	17.250	22	14.856	16.438	1027	15.015	16.639	2982	15.122	16.775	146
2015	17.250	17.132	17	16.438	16.359	943	16.639	16.584	2594	16.775	16.735	139
2016	17.132	18.255	17	16.359	17.466	877	16.584	17.732	2376	16.735	17.912	119
Fidelity VIP Growth
2008	N/A	N/A	N/A	10.813	6.471	8	10.677	6.492	35	10.691	6.506	1*
2009	N/A	N/A	N/A	6.471	8.207	15	6.492	8.245	64	N/A	N/A	N/A
2010	8.778	10.754	1*	8.207	10.074	21	8.245	10.137	84	8.269	10.176	6
2011	10.754	10.632	1*	10.074	9.981	24	10.137	10.058	81	10.176	10.107	5
2012	10.632	12.031	1*	9.981	11.316	21	10.058	11.420	76	10.107	11.488	8
2013	12.031	16.183	1*	11.316	15.252	20	11.420	15.416	71	11.488	15.522	8
2014	16.183	17.769	1*	15.252	16.780	20	15.416	16.985	66	15.522	17.120	3
2015	17.769	18.788	1*	16.780	17.778	19	16.985	18.022	54	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.778	17.715	12	18.022	17.986	46	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Fidelity VIP Mid Cap
2008	11.269	7.186	4	11.522	6.925	98	11.167	6.947	205	10.576	6.962	44
2009	7.186	9.932	5	6.925	9.592	184	6.947	9.637	481	6.962	9.667	62
2010	9.932	12.630	6	9.592	12.222	436	9.637	12.297	1,006	9.667	12.348	72
2011	12.630	11.136	7	12.222	10.798	467	12.297	10.881	1,107	12.348	10.937	63
2012	11.136	12.619	7	10.798	12.259	426	10.881	12.372	1,011	10.937	12.448	54
2013	12.619	16.957	7	12.259	16.507	405	12.372	16.685	898	12.448	16.804	49
2014	16.957	17.783	5	16.507	17.346	367	16.685	17.559	808	16.804	17.702	40
2015	17.783	17.302	4	17.346	16.911	345	17.559	17.144	710	17.702	17.301	38
2016	17.302	19.154	4	16.911	18.758	311	17.144	19.044	651	17.301	19.238	32
Fidelity VIP Overseas(5)
2008	N/A	N/A	N/A	11.064	6.824	13	11.086	6.846	43	11.100	6.860	5
2009	N/A	N/A	N/A	6.824	8.536	27	6.846	8.576	64	6.860	8.603	4
2010	N/A	N/A	N/A	8.536	9.545	52	8.576	9.604	100	8.603	9.643	4
2011	N/A	N/A	N/A	9.545	7.819	55	9.604	7.879	106	9.643	7.920	1*
2012	N/A	N/A	N/A	7.819	9.328	47	7.879	9.414	77	7.920	9.472	1*
2013	N/A	N/A	N/A	9.328	10.439	45	9.414	10.541	69	9.472	10.610	1*
Franklin Income VIP
2008	10.356	7.659	18	10.447	7.309	633	10.329	7.332	1,986	10.371	7.347	162
2009	7.659	10.271	25	7.309	9.821	1,190	7.332	9.867	3,494	7.347	9.898	144
2010	10.271	11.446	26	9.821	10.967	1,531	9.867	11.035	4,293	9.898	11.080	238
2011	11.446	11.591	26	10.967	11.128	1,489	11.035	11.213	4,044	11.080	11.270	136
2012	11.591	12.914	26	11.128	12.423	1,388	11.213	12.538	3,735	11.270	12.614	120
2013	12.914	14.554	24	12.423	14.028	1,298	12.538	14.179	3,390	12.614	14.280	114
2014	14.554	15.059	20	14.028	14.544	1198	14.179	14.722	2867	14.280	14.842	117
2015	15.059	13.844	16	14.544	13.397	1135	14.722	13.582	2548	14.842	13.706	114
2016	13.844	15.612	14	13.397	15.139	1042	13.582	15.370	2216	13.706	15.526	113
Franklin Mutual Shares VIP
2008	10.208	6.956	44	10.402	6.555	1,342	10.110	6.576	4,123	10.142	6.590	386
2009	6.956	8.672	89	6.555	8.189	3,964	6.576	8.227	11,878	6.590	8.253	509
2010	8.672	9.538	113	8.189	9.024	6,821	8.227	9.080	19,245	8.253	9.117	601
2011	9.538	9.335	112	9.024	8.850	7,071	9.080	8.918	19,483	9.117	8.964	574
2012	9.335	10.548	102	8.850	10.020	6,450	8.918	10.112	17,484	8.964	10.174	504
2013	10.548	13.381	90	10.020	12.736	5,679	10.112	12.873	14,878	10.174	12.965	446
2014	13.381	14.177	85	12.736	13.521	5147	12.873	13.686	12534	12.965	13.798	408
2015	14.177	13.330	77	13.521	12.738	4915	13.686	12.914	11375	13.798	13.032	370
2016	13.330	15.301	69	12.738	14.652	4357	12.914	14.875	9822	13.032	15.027	339
FTVIPT Franklin Small-Mid Cap Growth Securities(6)
2008	10.428	6.742	1*	10.150	6.206	61	10.168	6.226	204	9.855	6.239	12
2009	6.742	9.573	1*	6.206	8.831	130	6.226	8.872	310	6.239	8.900	24
2010	9.573	12.084	1*	8.831	11.169	179	8.872	11.238	440	8.900	11.285	16
2011	12.084	11.374	1*	11.169	10.534	174	11.238	10.616	432	11.285	10.670	15
2012	11.374	12.471	1*	10.534	11.573	162	10.616	11.680	403	10.670	11.751	11
2013	12.471	14.562	1*	11.573	13.524	153	11.680	13.656	372	11.751	13.745	10
Invesco V.I. International Growth
2014	N/A	N/A	N/A	10.226	9.656	1*	10.087	9.664	15	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.656	9.319	2	9.664	9.341	19	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.319	9.171	4	9.341	9.207	25	N/A	N/A	N/A
JPMorgan Insurance Trust Global Allocation
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.564	11.292	1*	10.450	11.303	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	11.292	10.732	4	11.303	10.754	1*
2016	N/A	N/A	N/A	11.265	12.453	1*	10.732	12.509	4	10.754	12.547	1*

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP American Global Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	13.879	17.311	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	17.311	17.502	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	17.502	18.514	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	18.514	18.419	1*	N/A	N/A	N/A
LVIP American Global Small Capitalization
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.794	10.209	1*	12.804	10.232	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.209	11.914	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.914	15.088	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	15.088	15.206	1*	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.206	15.047	1*	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.047	15.163	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.523	11.830	1*	12.533	11.857	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.830	13.770	1*	11.857	13.822	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.770	17.693	1*	13.822	17.787	4	N/A	N/A	N/A
2014	N/A	N/A	N/A	17.693	18.960	1*	17.787	19.089	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	18.960	20.006	1*	19.089	20.172	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	20.006	21.631	1*	20.172	21.843	2	N/A	N/A	N/A
LVIP American Growth-Income
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.215	11.854	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American International
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.308	10.467	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.467	12.202	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.202	14.672	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	14.672	14.125	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	14.125	13.341	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.341	13.659	1*	N/A	N/A	N/A
LVIP Baron Growth Opportunities
2008	N/A	N/A	N/A	9.592	6.203	31	9.610	6.223	53	9.622	6.236	8
2009	N/A	N/A	N/A	6.203	8.504	48	6.223	8.543	85	6.236	8.570	22
2010	N/A	N/A	N/A	8.504	10.651	64	8.543	10.716	176	8.570	10.761	18
2011	N/A	N/A	N/A	10.651	10.980	59	10.716	11.064	212	10.761	11.121	11
2012	N/A	N/A	N/A	10.980	12.867	53	11.064	12.985	198	11.121	13.065	8
2013	N/A	N/A	N/A	12.867	17.861	52	12.985	18.052	171	13.065	18.181	6
2014	N/A	N/A	N/A	17.861	18.560	47	18.052	18.786	159	18.181	18.940	8
2015	N/A	N/A	N/A	18.560	17.516	48	18.786	17.756	141	18.940	17.919	6
2016	N/A	N/A	N/A	17.516	18.326	42	17.756	18.606	134	17.919	18.795	5
LVIP BlackRock Dividend Value Managed Volatility
2008	N/A	N/A	N/A	9.568	6.411	24	9.535	6.431	53	9.121	6.444	1*
2009	N/A	N/A	N/A	6.411	7.814	39	6.431	7.851	95	6.444	7.875	2
2010	N/A	N/A	N/A	7.814	9.110	39	7.851	9.166	104	7.875	9.204	1*
2011	N/A	N/A	N/A	9.110	8.774	35	9.166	8.842	110	9.204	8.887	20
2012	N/A	N/A	N/A	8.774	10.147	33	8.842	10.240	106	8.887	10.303	18
2013	N/A	N/A	N/A	10.147	11.858	42	10.240	11.985	155	10.303	12.071	23
2014	N/A	N/A	N/A	11.858	12.131	46	11.985	12.279	123	12.071	12.380	18
2015	N/A	N/A	N/A	12.131	11.410	49	12.279	11.567	119	12.380	11.673	1*
2016	N/A	N/A	N/A	11.410	12.628	43	11.567	12.821	130	11.673	12.951	1*

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP BlackRock Emerging Markets Managed Volatility(10)
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.543	11.005	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.408	10.014	1*	11.005	10.035	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.014	9.415	2	10.035	9.448	19	10.048	9.470	2
2015	N/A	N/A	N/A	9.415	7.911	6	9.448	7.951	26	9.470	7.977	2
2016	N/A	N/A	N/A	7.911	8.368	5	7.951	8.422	25	7.977	8.458	2
LVIP BlackRock Global Allocation V.I. Managed Risk
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.132	10.464	1*	9.819	10.471	1*
2014	N/A	N/A	N/A	10.454	10.303	2	10.464	10.328	7	10.471	10.345	10
2015	N/A	N/A	N/A	10.303	9.736	2	10.328	9.773	7	10.345	9.800	6
2016	N/A	N/A	N/A	9.736	9.889	2	9.773	9.943	1*	9.800	9.980	6
LVIP BlackRock Global Growth ETF Allocation Managed Risk
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond
2010	N/A	N/A	N/A	10.311	10.143	12	10.129	10.153	3	N/A	N/A	N/A
2011	10.131	11.210	1*	10.143	11.246	41	10.153	11.274	243	10.159	11.292	7
2012	11.210	11.780	3	11.246	11.842	51	11.274	11.888	295	11.292	11.919	21
2013	11.780	10.652	5	11.842	10.730	495	11.888	10.788	1,281	11.919	10.827	66
2014	10.652	10.839	5	10.730	10.940	478	10.788	11.016	1130	10.827	11.067	48
2015	10.839	10.397	5	10.940	10.515	418	11.016	10.604	1010	11.067	10.664	38
2016	10.397	10.626	4	10.515	10.767	398	10.604	10.875	953	10.664	10.947	35
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Opportunities Managed Volatility(11)
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Core Equity Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.625	9.998	7	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.998	10.782	6	N/A	N/A	N/A
LVIP Blended Large Cap Growth Managed Volatility
2008	N/A	N/A	N/A	11.495	7.059	11	10.840	7.081	7	N/A	N/A	N/A
2009	N/A	N/A	N/A	7.059	9.666	21	7.081	9.711	31	N/A	N/A	N/A
2010	N/A	N/A	N/A	9.666	10.640	29	9.711	10.706	48	9.741	10.750	1*
2011	N/A	N/A	N/A	10.640	9.920	32	10.706	9.996	48	10.750	10.048	2
2012	N/A	N/A	N/A	9.920	11.414	27	9.996	11.519	42	10.048	11.590	2
2013	N/A	N/A	N/A	11.414	14.160	25	11.519	14.312	33	11.590	14.415	2
2014	N/A	N/A	N/A	14.160	14.748	25	14.312	14.928	27	14.415	15.050	2
2015	N/A	N/A	N/A	14.748	14.774	24	14.928	14.977	26	15.050	15.115	2
2016	N/A	N/A	N/A	14.774	14.414	25	14.977	14.634	26	15.115	14.783	2
LVIP Blended Mid Cap Managed Volatility
2008	N/A	N/A	N/A	9.650	5.510	4	9.527	5.524	16	9.466	5.533	1*
2009	N/A	N/A	N/A	5.510	8.085	9	5.524	8.117	29	5.533	8.139	1*
2010	N/A	N/A	N/A	8.085	10.171	12	8.117	10.227	42	8.139	10.264	6
2011	N/A	N/A	N/A	10.171	9.291	12	10.227	9.356	44	10.264	9.399	6
2012	N/A	N/A	N/A	9.291	9.779	11	9.356	9.863	43	9.399	9.919	6
2013	N/A	N/A	N/A	9.779	12.069	12	9.863	12.189	32	9.919	12.271	7
2014	N/A	N/A	N/A	12.069	11.058	12	12.189	11.185	34	12.271	11.271	4
2015	N/A	N/A	N/A	11.058	10.473	13	11.185	10.609	35	11.271	10.701	4
2016	N/A	N/A	N/A	10.473	10.586	12	10.609	10.741	34	10.701	10.845	4
LVIP Clarion Global Real Estate
2008	N/A	N/A	N/A	7.863	4.731	17	7.764	4.743	30	7.895	4.751	8
2009	N/A	N/A	N/A	4.731	6.447	35	4.743	6.472	54	4.751	6.489	19
2010	N/A	N/A	N/A	6.447	7.517	60	6.472	7.559	75	6.489	7.586	23
2011	N/A	N/A	N/A	7.517	6.787	66	7.559	6.834	92	7.586	6.866	15
2012	N/A	N/A	N/A	6.787	8.366	45	6.834	8.437	87	6.866	8.485	12
2013	8.761	8.431	1*	8.366	8.543	50	8.437	8.629	92	8.485	8.686	22
2014	8.431	9.473	1*	8.543	9.618	47	8.629	9.729	85	8.686	9.804	20
2015	N/A	N/A	N/A	9.618	9.392	42	9.729	9.515	75	9.804	9.597	19
2016	N/A	N/A	N/A	9.392	9.396	42	9.515	9.533	74	9.597	9.625	20

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP ClearBridge Large Cap Managed Volatility
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Bond
2008	10.736	10.206	35	10.517	10.012	1,046	10.570	10.044	3,510	10.622	10.065	282
2009	10.206	11.959	74	10.012	11.756	4,322	10.044	11.811	13,814	10.065	11.848	501
2010	11.959	12.789	123	11.756	12.596	9,066	11.811	12.674	27,791	11.848	12.726	702
2011	12.789	13.567	121	12.596	13.390	9,152	12.674	13.493	27,722	12.726	13.562	668
2012	13.567	14.255	121	13.390	14.097	9,024	13.493	14.227	27,034	13.562	14.314	653
2013	14.255	13.727	118	14.097	13.601	9,563	14.227	13.747	28,666	14.314	13.845	596
2014	13.727	14.337	111	13.601	14.235	8986	13.747	14.409	25503	13.845	14.526	602
2015	14.337	14.185	101	14.235	14.112	8427	14.409	14.306	22753	14.526	14.437	559
2016	14.185	14.362	94	14.112	14.317	8023	14.306	14.535	21286	14.437	14.683	514
LVIP Delaware Diversified Floating Rate
2010	10.070	10.072	1*	10.082	10.084	6	10.093	10.094	14	N/A	N/A	N/A
2011	10.072	9.913	1*	10.084	9.945	52	10.094	9.969	188	10.100	9.986	5
2012	9.913	10.193	1*	9.945	10.246	46	9.969	10.287	208	9.986	10.314	5
2013	10.193	10.132	2	10.246	10.206	178	10.287	10.262	487	10.314	10.299	40
2014	10.132	10.058	2	10.206	10.151	159	10.262	10.222	462	10.299	10.269	32
2015	10.058	9.851	2	10.151	9.963	214	10.222	10.047	424	10.269	10.104	42
2016	9.851	9.939	2	9.963	10.071	210	10.047	10.172	417	10.104	10.240	30
LVIP Delaware Foundation Aggressive Allocation(7)
2008	N/A	N/A	N/A	10.084	7.069	12	10.266	7.091	49	10.298	7.106	1*
2009	N/A	N/A	N/A	7.069	9.223	20	7.091	9.266	53	7.106	9.295	1*
2010	N/A	N/A	N/A	9.223	10.256	19	9.266	10.319	53	9.295	10.362	1*
2011	N/A	N/A	N/A	10.256	9.933	18	10.319	10.009	53	10.362	10.061	1*
2012	N/A	N/A	N/A	9.933	11.125	17	10.009	11.227	56	10.061	11.297	1*
2013	N/A	N/A	N/A	11.125	13.224	16	11.227	13.365	46	11.297	13.462	1*
2014	N/A	N/A	N/A	13.224	13.640	12	13.365	13.806	40	13.462	13.920	1*
2015	N/A	N/A	N/A	13.640	13.304	11	13.806	13.487	31	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.304	13.891	11	13.487	14.103	30	N/A	N/A	N/A
LVIP Delaware Social Awareness
2008	N/A	N/A	N/A	9.442	6.654	2	9.786	6.675	1*	9.480	6.689	1*
2009	N/A	N/A	N/A	6.654	8.542	2	6.675	8.582	20	6.689	8.609	11
2010	N/A	N/A	N/A	8.542	9.412	7	8.582	9.470	31	8.609	9.510	32
2011	N/A	N/A	N/A	9.412	9.355	7	9.470	9.427	42	9.510	9.475	29
2012	N/A	N/A	N/A	9.355	10.651	7	9.427	10.749	40	9.475	10.815	21
2013	N/A	N/A	N/A	10.651	14.272	7	10.749	14.425	33	10.815	14.528	14
2014	N/A	N/A	N/A	14.272	16.237	9	14.425	16.436	29	14.528	16.570	4
2015	N/A	N/A	N/A	16.237	15.930	6	16.436	16.148	29	16.570	16.295	1*
2016	N/A	N/A	N/A	15.930	16.776	6	16.148	17.032	27	N/A	N/A	N/A
LVIP Delaware Special Opportunities
2008	N/A	N/A	N/A	8.851	5.746	10	8.375	5.760	14	8.646	5.769	4
2009	N/A	N/A	N/A	5.746	7.402	12	5.760	7.431	48	5.769	7.450	4
2010	N/A	N/A	N/A	7.402	9.550	24	7.431	9.602	56	7.450	9.636	1*
2011	N/A	N/A	N/A	9.550	8.941	21	9.602	9.003	66	9.636	9.044	1*
2012	N/A	N/A	N/A	8.941	10.148	25	9.003	10.234	63	9.044	10.291	1*
2013	N/A	N/A	N/A	10.148	13.408	23	10.234	13.542	54	10.291	13.631	1*
2014	N/A	N/A	N/A	13.408	14.252	18	13.542	14.416	50	13.631	14.525	3
2015	N/A	N/A	N/A	14.252	14.112	17	14.416	14.295	43	14.525	14.418	1*
2016	N/A	N/A	N/A	14.112	16.780	16	14.295	17.024	41	14.418	17.187	1*
LVIP Dimensional International Core Equity
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.181	9.021	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.021	9.333	1*	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.580	9.789	2	9.403	9.812	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.789	11.140	3	9.812	11.184	13	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.140	10.186	13	11.184	10.241	17	11.213	10.279	2
2015	N/A	N/A	N/A	10.186	9.670	20	10.241	9.737	14	10.279	9.782	2
2016	N/A	N/A	N/A	9.670	9.748	21	9.737	9.830	17	9.782	9.886	2

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Dimensional U.S. Core Equity 1
2008	10.282	7.224	3	9.748	6.742	4	9.766	6.764	14	N/A	N/A	N/A
2009	7.224	8.876	4	6.742	8.302	6	6.764	8.340	42	N/A	N/A	N/A
2010	8.876	9.880	4	8.302	9.259	12	8.340	9.316	78	N/A	N/A	N/A
2011	9.880	9.854	3	9.259	9.253	19	9.316	9.325	86	N/A	N/A	N/A
2012	9.854	11.200	3	9.253	10.538	18	9.325	10.636	91	N/A	N/A	N/A
2013	11.200	14.711	3	10.538	13.869	16	10.636	14.018	86	N/A	N/A	N/A
2014	14.711	16.410	3	13.869	15.502	17	14.018	15.691	75	N/A	N/A	N/A
2015	16.410	15.850	3	15.502	15.003	15	15.691	15.209	69	15.466	15.346	1*
2016	15.850	17.872	2	15.003	16.951	15	15.209	17.210	70	15.346	17.382	1*
LVIP Dimensional U.S. Core Equity 2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.723	10.906	1*	9.736	10.933	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.906	13.930	1*	10.933	13.983	9	10.951	14.020	1*
2014	N/A	N/A	N/A	13.930	14.415	8	13.983	14.494	12	14.020	14.546	2
2015	N/A	N/A	N/A	14.415	13.165	9	14.494	13.257	8	14.546	13.319	2
2016	N/A	N/A	N/A	13.165	14.464	9	13.257	14.587	25	13.319	14.669	2
LVIP Dimensional/Vanguard Total Bond
2011	N/A	N/A	N/A	10.291	10.389	4	10.058	10.399	38	10.281	10.406	1*
2012	N/A	N/A	N/A	10.389	10.655	19	10.399	10.681	124	10.406	10.698	2
2013	N/A	N/A	N/A	10.655	10.242	30	10.681	10.282	109	10.698	10.309	1*
2014	N/A	N/A	N/A	10.242	10.596	46	10.282	10.654	93	10.309	10.692	1*
2015	N/A	N/A	N/A	10.596	10.508	40	10.654	10.581	114	10.692	10.630	3
2016	N/A	N/A	N/A	10.508	10.605	107	10.581	10.695	164	10.630	10.756	1*
LVIP Franklin Templeton Global Equity Managed Volatility
2008	9.313	6.034	2	8.857	6.054	140	9.602	6.069	313	8.916	6.079	18
2009	6.034	7.628	3	6.054	7.668	199	6.069	7.698	537	6.079	7.719	11
2010	7.628	8.020	7	7.668	8.079	270	7.698	8.123	842	7.719	8.152	21
2011	8.020	7.668	7	8.079	7.739	247	8.123	7.793	808	8.152	7.829	10
2012	7.668	9.170	7	7.739	9.273	182	7.793	9.352	659	7.829	9.405	5
2013	9.170	10.850	5	9.273	10.995	169	9.352	11.104	577	9.405	11.178	5
2014	10.850	10.492	4	10.995	10.653	153	11.104	10.775	494	11.178	10.858	7
2015	10.492	9.520	4	10.653	9.686	147	10.775	9.812	463	10.858	9.897	4
2016	9.520	9.620	4	9.686	9.807	139	9.812	9.949	476	9.897	10.045	4
LVIP Franklin Templeton Value Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.630	10.356	2	10.054	10.365	9
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.356	9.453	2	10.365	9.471	6
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.453	10.410	1*	9.471	10.440	6
LVIP Global Conservative Allocation Managed Risk
2008	N/A	N/A	N/A	10.418	8.672	30	10.450	8.699	100	N/A	N/A	N/A
2009	N/A	N/A	N/A	8.672	10.703	46	8.699	10.753	326	8.569	10.788	21
2010	N/A	N/A	N/A	10.703	11.693	104	10.753	11.765	439	10.788	11.814	11
2011	N/A	N/A	N/A	11.693	11.985	119	11.765	12.077	467	11.814	12.140	89
2012	N/A	N/A	N/A	11.985	13.006	131	12.077	13.126	512	12.140	13.207	61
2013	N/A	N/A	N/A	13.006	14.111	131	13.126	14.262	495	13.207	14.365	6
2014	N/A	N/A	N/A	14.111	14.744	116	14.262	14.924	428	14.365	15.047	6
2015	N/A	N/A	N/A	14.744	14.286	109	14.924	14.482	424	15.047	14.615	5
2016	N/A	N/A	N/A	14.286	14.830	85	14.482	15.057	376	14.615	15.211	5
LVIP Global Growth Allocation Managed Risk
2008	N/A	N/A	N/A	N/A	N/A	N/A	10.307	7.321	31	10.347	7.336	11
2009	N/A	N/A	N/A	6.913	9.309	64	7.321	9.352	159	7.336	9.381	11
2010	N/A	N/A	N/A	9.309	10.372	296	9.352	10.436	479	9.381	10.479	52
2011	N/A	N/A	N/A	10.372	10.254	352	10.436	10.332	637	10.479	10.385	83
2012	N/A	N/A	N/A	10.254	11.064	519	10.332	11.165	1,068	10.385	11.234	113
2013	N/A	N/A	N/A	11.064	12.419	607	11.165	12.552	1,546	11.234	12.642	131
2014	N/A	N/A	N/A	12.419	12.702	702	12.552	12.857	1514	12.642	12.962	190
2015	N/A	N/A	N/A	12.702	12.094	758	12.857	12.260	1429	12.962	12.372	180
2016	N/A	N/A	N/A	12.094	12.523	727	12.260	12.714	1413	12.372	12.844	155

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Global Income
2009	N/A	N/A	N/A	10.095	10.719	174	10.119	10.730	452	10.462	10.738	13
2010	10.708	11.588	1*	10.719	11.623	706	10.730	11.653	1,597	10.738	11.673	39
2011	11.588	11.557	2	11.623	11.615	778	11.653	11.662	1,728	11.673	11.694	25
2012	11.557	12.279	6	11.615	12.365	766	11.662	12.434	1,692	11.694	12.481	31
2013	12.279	11.773	6	12.365	11.879	835	12.434	11.963	1,878	12.481	12.020	31
2014	11.773	11.840	6	11.879	11.971	787	11.963	12.074	1769	12.020	12.143	39
2015	11.840	11.445	5	11.971	11.595	730	12.074	11.712	1624	12.143	11.791	33
2016	11.445	11.349	5	11.595	11.521	678	11.712	11.655	1560	11.791	11.745	36
LVIP Global Moderate Allocation Managed Risk
2008	N/A	N/A	N/A	10.407	7.963	55	10.426	7.988	148	10.476	8.005	1*
2009	N/A	N/A	N/A	7.963	10.080	171	7.988	10.127	297	8.005	10.159	8
2010	N/A	N/A	N/A	10.080	11.156	347	10.127	11.225	715	10.159	11.272	47
2011	N/A	N/A	N/A	11.156	11.157	480	11.225	11.243	867	11.272	11.301	51
2012	N/A	N/A	N/A	11.157	12.088	705	11.243	12.199	1,497	11.301	12.274	61
2013	N/A	N/A	N/A	12.088	13.367	748	12.199	13.511	1,893	12.274	13.607	123
2014	N/A	N/A	N/A	13.367	13.762	701	13.511	13.930	1668	13.607	14.044	100
2015	N/A	N/A	N/A	13.762	13.145	723	13.930	13.326	1664	14.044	13.448	75
2016	N/A	N/A	N/A	13.145	13.559	677	13.326	13.766	1511	13.448	13.905	62
LVIP Government Money Market
2008	10.574	10.592	3	10.455	10.543	116	10.508	10.577	433	10.507	10.599	148
2009	10.592	10.485	10	10.543	10.457	186	10.577	10.506	335	10.599	10.539	92
2010	10.485	10.375	9	10.457	10.368	190	10.506	10.432	326	10.539	10.475	13
2011	10.375	10.264	8	10.368	10.278	309	10.432	10.357	765	10.475	10.410	17
2012	10.264	10.155	14	10.278	10.189	280	10.357	10.283	736	10.410	10.346	35
2013	10.155	10.046	14	10.189	10.100	322	10.283	10.208	682	10.346	10.281	209
2014	10.046	9.939	28	10.100	10.012	248	10.208	10.135	441	10.281	10.217	10
2015	9.939	9.832	18	10.012	9.924	327	10.135	10.061	462	10.217	10.153	15
2016	9.832	9.727	18	9.924	9.838	324	10.061	9.989	423	10.153	10.090	35
LVIP Invesco Diversified Equity-Income Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.447	10.314	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.314	9.708	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.351	10.629	9	9.708	10.671	1*	N/A	N/A	N/A
LVIP Invesco Select Equity Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A	9.723	10.370	3	9.916	10.381	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.370	9.376	6	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.376	9.852	6	N/A	N/A	N/A
LVIP JPMorgan High Yield
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.839	10.992	1*	10.852	11.028	4	10.863	11.055	24	10.869	11.073	1*
2012	10.992	12.463	3	11.028	12.528	35	11.055	12.578	100	11.073	12.611	10
2013	12.463	13.103	3	12.528	13.198	71	12.578	13.270	242	12.611	13.318	18
2014	13.103	13.294	3	13.198	13.418	90	13.270	13.511	250	13.318	13.574	25
2015	13.294	12.600	3	13.418	12.743	88	13.511	12.851	245	13.574	12.923	16
2016	12.600	14.080	3	12.743	14.267	83	12.851	14.410	225	12.923	14.505	16
LVIP JPMorgan Select Mid Cap Value Managed Volatility
2008	N/A	N/A	N/A	8.679	6.128	1*	8.688	6.144	2	8.338	6.154	1*
2009	N/A	N/A	N/A	6.128	7.553	5	6.144	7.583	12	6.154	7.603	1*
2010	N/A	N/A	N/A	7.553	9.315	10	7.583	9.367	34	7.603	9.401	1*
2011	N/A	N/A	N/A	9.315	9.047	18	9.367	9.111	34	9.401	9.152	1*
2012	N/A	N/A	N/A	9.047	10.173	14	9.111	10.260	42	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.173	12.488	19	10.260	12.614	52	10.317	12.697	1*
2014	N/A	N/A	N/A	12.488	13.347	15	12.614	13.502	53	12.697	13.605	1*
2015	12.769	11.979	1*	13.347	12.174	16	13.502	12.334	45	13.605	12.440	1*
2016	11.979	13.000	1*	12.174	13.238	16	12.334	13.432	50	12.440	13.561	1*

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Managed Risk Profile 2010
2008	N/A	N/A	N/A	10.090	7.885	7	10.205	7.904	9	N/A	N/A	N/A
2009	N/A	N/A	N/A	7.885	9.697	10	7.904	9.735	18	N/A	N/A	N/A
2010	N/A	N/A	N/A	9.697	10.685	10	9.735	10.743	16	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.685	10.694	10	10.743	10.768	12	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.694	11.475	10	10.768	11.572	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.475	12.357	5	11.572	12.480	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.357	12.800	4	12.480	12.947	16	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.800	12.450	3	12.947	12.612	15	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.450	12.854	2	12.612	13.040	15	N/A	N/A	N/A
LVIP Managed Risk Profile 2020
2008	N/A	N/A	N/A	7.872	7.465	2	9.840	7.483	4	N/A	N/A	N/A
2009	N/A	N/A	N/A	7.465	9.273	3	7.483	9.309	10	N/A	N/A	N/A
2010	N/A	N/A	N/A	9.273	10.270	3	9.309	10.326	10	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.270	10.173	3	10.326	10.243	10	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.173	10.899	3	10.243	10.991	14	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.899	11.973	3	10.991	12.092	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.973	12.355	3	12.092	12.497	13	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.355	11.944	3	12.497	12.099	13	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.944	12.334	2	12.099	12.513	12	N/A	N/A	N/A
LVIP Managed Risk Profile 2030
2008	N/A	N/A	N/A	N/A	N/A	N/A	6.673	7.158	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.158	9.069	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.069	10.104	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.104	9.947	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.947	10.626	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.626	11.966	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.966	12.339	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	12.339	11.892	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.096	12.035	10	11.892	12.210	1*	N/A	N/A	N/A
LVIP Managed Risk Profile 2040
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Equity Managed Volatility
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.396	10.104	3	10.114	10.110	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.104	9.291	8	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.291	9.210	10	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.210	9.000	1*	N/A	N/A	N/A
LVIP MFS International Growth
2008	N/A	N/A	N/A	9.908	5.652	12	9.724	5.665	62	10.013	5.675	5
2009	6.116	7.550	2	5.652	7.590	287	5.665	7.620	885	5.675	7.640	22
2010	7.550	8.425	15	7.590	8.487	1,066	7.620	8.533	3,151	7.640	8.564	62
2011	8.425	7.491	15	8.487	7.561	1,279	8.533	7.614	3,754	8.564	7.649	73
2012	7.491	8.825	14	7.561	8.925	1,171	7.614	9.001	3,346	7.649	9.052	64
2013	8.825	9.892	12	8.925	10.024	1,127	9.001	10.124	3,171	9.052	10.191	59
2014	9.892	9.266	12	10.024	9.408	1135	10.124	9.517	3060	10.191	9.590	61
2015	9.266	9.261	11	9.408	9.422	1066	9.517	9.544	2746	9.590	9.627	58
2016	9.261	9.288	10	9.422	9.468	1036	9.544	9.606	2616	9.627	9.699	52

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP MFS Value
2008	8.734	6.506	31	9.457	6.527	883	9.341	6.543	2,955	9.473	6.554	240
2009	6.506	7.765	71	6.527	7.806	3,023	6.543	7.836	9,796	6.554	7.857	376
2010	7.765	8.549	100	7.806	8.611	5,869	7.836	8.658	17,911	7.857	8.689	508
2011	8.549	8.426	99	8.611	8.504	6,215	8.658	8.563	18,668	8.689	8.602	485
2012	8.426	9.670	94	8.504	9.779	5,666	8.563	9.862	16,717	8.602	9.918	435
2013	9.670	12.972	79	9.779	13.144	4,900	9.862	13.275	14,020	9.918	13.363	375
2014	12.972	14.142	74	13.144	14.359	4372	13.275	14.524	11747	13.363	14.635	370
2015	14.142	13.877	66	14.359	14.118	4019	14.524	14.301	10234	14.635	14.425	318
2016	13.877	15.616	60	14.118	15.919	3635	14.301	16.151	8957	14.425	16.307	288
LVIP Mondrian International Value
2008	N/A	N/A	N/A	10.724	7.235	30	10.393	7.258	25	10.619	7.273	4
2009	6.683	9.140	2	7.235	8.671	36	7.258	8.711	59	7.273	8.738	11
2010	N/A	N/A	N/A	8.671	8.783	38	8.711	8.837	110	8.738	8.874	19
2011	N/A	N/A	N/A	8.783	8.317	42	8.837	8.381	137	8.874	8.423	18
2012	N/A	N/A	N/A	8.317	9.012	42	8.381	9.095	121	8.423	9.150	36
2013	10.468	11.354	27	9.012	10.857	2,065	9.095	10.974	5,851	9.150	11.051	163
2014	11.354	10.919	27	10.857	10.462	1994	10.974	10.590	5314	11.051	10.676	159
2015	10.919	10.366	24	10.462	9.952	1930	10.590	10.089	4911	10.676	10.181	145
2016	10.366	10.638	23	9.952	10.234	1863	10.089	10.390	4659	10.181	10.495	145
LVIP Multi-Manager Global Equity Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond
2014	N/A	N/A	N/A	9.988	9.944	23	10.010	9.954	39	9.993	9.960	2
2015	N/A	N/A	N/A	9.944	9.994	77	9.954	10.019	86	9.960	10.035	2
2016	10.067	10.086	2	9.994	10.139	86	10.019	10.180	113	10.035	10.207	10
LVIP Select Core Equity Managed Volatility
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.176	11.122	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.122	11.692	3
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.692	11.018	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.018	11.627	1*
LVIP SSGA Bond Index
2008	N/A	N/A	N/A	10.204	10.497	7	9.977	10.506	1*	10.123	10.511	2
2009	N/A	N/A	N/A	10.497	10.847	23	10.506	10.871	205	10.511	10.888	8
2010	N/A	N/A	N/A	10.847	11.363	71	10.871	11.406	306	10.888	11.435	7
2011	N/A	N/A	N/A	11.363	12.064	88	11.406	12.128	352	11.435	12.171	6
2012	N/A	N/A	N/A	12.064	12.386	109	12.128	12.471	536	12.171	12.527	11
2013	N/A	N/A	N/A	12.386	11.930	125	12.471	12.029	526	12.527	12.096	12
2014	N/A	N/A	N/A	11.930	12.472	206	12.029	12.594	554	12.096	12.677	11
2015	N/A	N/A	N/A	12.472	12.360	191	12.594	12.500	539	12.677	12.595	15
2016	N/A	N/A	N/A	12.360	12.499	194	12.500	12.659	558	12.595	12.768	16
LVIP SSGA Conservative Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.478	10.654	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.967	11.465	64	10.654	11.507	72	11.406	11.535	1*
2013	N/A	N/A	N/A	11.465	12.105	1*	11.507	12.167	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.105	12.533	4	12.167	12.615	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.533	12.273	4	12.615	12.372	9	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.273	12.739	7	12.372	12.862	31	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.425	10.594	2	10.431	10.616	22	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.594	11.348	7	10.616	11.389	1*	10.723	11.417	7
2013	N/A	N/A	N/A	11.348	12.011	33	11.389	12.073	31	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.011	12.531	27	12.073	12.615	42	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.531	12.158	27	12.615	12.257	59	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.158	12.841	31	12.257	12.965	69	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Developed International 150
2008	N/A	N/A	N/A	8.338	6.283	2	6.019	6.288	1*	8.749	6.291	2
2009	N/A	N/A	N/A	6.283	8.987	5	6.288	9.008	41	6.291	9.021	4
2010	N/A	N/A	N/A	8.987	9.530	13	9.008	9.566	62	9.021	9.590	4
2011	N/A	N/A	N/A	9.530	8.278	20	9.566	8.322	78	9.590	8.351	4
2012	N/A	N/A	N/A	8.278	9.300	22	8.322	9.363	92	8.351	9.405	7
2013	N/A	N/A	N/A	9.300	11.061	20	9.363	11.153	102	9.405	11.214	7
2014	N/A	N/A	N/A	11.061	11.033	24	11.153	11.141	114	11.214	11.214	4
2015	N/A	N/A	N/A	11.033	10.438	22	11.141	10.557	114	11.214	10.636	5
2016	N/A	N/A	N/A	10.438	11.324	20	10.557	11.470	109	10.636	11.567	5
LVIP SSGA Emerging Markets 100
2008	N/A	N/A	N/A	8.123	6.074	2	5.782	6.079	1*	8.382	6.082	1*
2009	N/A	N/A	N/A	6.074	11.405	6	6.079	11.432	28	6.082	11.449	2
2010	N/A	N/A	N/A	11.405	14.405	18	11.432	14.471	49	11.449	14.497	2
2011	N/A	N/A	N/A	14.405	12.113	19	14.471	12.186	73	14.497	12.220	4
2012	N/A	N/A	N/A	12.113	13.491	19	12.186	13.593	74	12.220	13.644	4
2013	N/A	N/A	N/A	13.491	12.959	20	13.593	13.077	101	13.644	13.139	6
2014	N/A	N/A	N/A	12.959	12.379	17	13.077	12.510	105	13.139	12.582	3
2015	10.493	10.000	1*	12.379	10.152	16	12.510	10.275	109	12.582	10.344	4
2016	10.000	11.390	1*	10.152	11.585	15	10.275	11.744	104	10.344	11.835	4
LVIP SSGA Global Tactical Allocation Managed Volatility(8)
2008	N/A	N/A	N/A	N/A	N/A	N/A	9.479	6.648	3	N/A	N/A	N/A
2009	7.014	9.211	2	6.515	8.568	21	6.648	8.609	17	8.533	8.635	2
2010	N/A	N/A	N/A	8.568	9.212	23	8.609	9.269	24	8.635	9.307	2
2011	N/A	N/A	N/A	9.212	9.126	58	9.269	9.196	140	9.307	9.243	3
2012	N/A	N/A	N/A	9.126	10.028	51	9.196	10.120	124	9.243	10.182	3
2013	N/A	N/A	N/A	10.028	10.885	68	10.120	11.002	134	10.182	11.081	3
2014	N/A	N/A	N/A	10.885	11.188	64	11.002	11.325	112	11.081	11.417	3
2015	N/A	N/A	N/A	11.188	10.339	57	11.325	10.482	110	11.417	10.578	3
2016	N/A	N/A	N/A	10.339	10.796	58	10.482	10.961	106	10.578	11.072	3
LVIP SSGA International Index
2008	N/A	N/A	N/A	8.303	6.420	2	6.180	6.425	1*	8.732	6.429	2
2009	N/A	N/A	N/A	6.420	8.114	7	6.425	8.133	56	6.429	8.145	4
2010	N/A	N/A	N/A	8.114	8.587	16	8.133	8.619	75	8.145	8.641	4
2011	N/A	N/A	N/A	8.587	7.438	24	8.619	7.478	96	8.641	7.504	4
2012	N/A	N/A	N/A	7.438	8.685	25	7.478	8.744	125	7.504	8.784	7
2013	N/A	N/A	N/A	8.685	10.388	74	8.744	10.475	203	8.784	10.533	9
2014	N/A	N/A	N/A	10.388	9.670	78	10.475	9.765	229	10.533	9.828	6
2015	N/A	N/A	N/A	9.670	9.442	72	9.765	9.550	239	9.828	9.622	14
2016	N/A	N/A	N/A	9.442	9.427	71	9.550	9.548	236	9.622	9.630	7
LVIP SSGA International Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	8.435	8.398	5	8.473	8.437	21	8.497	8.462	2
LVIP SSGA Large Cap 100
2008	N/A	N/A	N/A	9.689	6.998	3	6.790	7.004	1*	10.157	7.007	2
2009	N/A	N/A	N/A	6.998	9.360	9	7.004	9.381	72	7.007	9.396	5
2010	N/A	N/A	N/A	9.360	11.029	25	9.381	11.071	100	9.396	11.099	5
2011	N/A	N/A	N/A	11.029	11.156	30	11.071	11.215	112	11.099	11.255	8
2012	N/A	N/A	N/A	11.156	12.377	28	11.215	12.461	138	11.255	12.518	6
2013	N/A	N/A	N/A	12.377	16.620	27	12.461	16.758	129	12.518	16.851	6
2014	N/A	N/A	N/A	16.620	19.179	24	16.758	19.367	129	16.851	19.494	4
2015	N/A	N/A	N/A	19.179	18.074	20	19.367	18.278	144	19.494	18.417	4
2016	N/A	N/A	N/A	18.074	21.714	17	18.278	21.992	128	18.417	22.181	3
LVIP SSGA Large Cap Managed Volatility
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Moderate Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.684	10.537	1*	10.690	10.560	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.537	11.636	19	10.560	11.678	47	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.636	12.937	19	11.678	13.003	45	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.937	13.353	23	13.003	13.442	33	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.353	13.007	24	13.442	13.113	51	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.007	13.712	24	13.113	13.845	62	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.491	10.593	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.593	10.518	28	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.758	11.469	3	10.518	11.511	30	N/A	N/A	N/A
2013	11.414	12.704	7	11.469	12.790	515	11.511	12.856	1,749	11.539	12.900	57
2014	12.704	13.230	7	12.790	13.347	449	12.856	13.436	1486	12.900	13.495	45
2015	13.230	12.700	5	13.347	12.838	428	13.436	12.943	1335	13.495	13.013	51
2016	12.700	13.692	5	12.838	13.869	374	12.943	14.003	1239	13.013	14.093	46
LVIP SSGA Moderately Aggressive Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.829	10.448	8	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.239	11.632	5	10.448	11.674	8	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.632	13.202	5	11.674	13.270	10	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.202	13.574	11	13.270	13.665	10	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.574	13.146	6	13.665	13.253	14	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.253	14.089	14	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.761	10.889	10	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.882	10.569	3	10.889	10.592	10	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.569	11.639	5	10.592	11.681	14	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.639	13.251	7	11.681	13.319	29	11.709	13.364	1*
2014	N/A	N/A	N/A	13.251	13.791	7	13.319	13.882	37	13.364	13.944	1*
2015	N/A	N/A	N/A	13.791	13.158	7	13.882	13.265	58	13.944	13.338	1*
2016	N/A	N/A	N/A	13.158	14.370	22	13.265	14.509	106	N/A	N/A	N/A
LVIP SSGA S&P 500 Index
2008	N/A	N/A	N/A	8.821	6.231	7	9.637	6.251	27	9.228	6.264	16
2009	N/A	N/A	N/A	6.231	7.767	26	6.251	7.803	153	6.264	7.827	33
2010	N/A	N/A	N/A	7.767	8.809	48	7.803	8.864	189	7.827	8.900	6
2011	N/A	N/A	N/A	8.809	8.870	60	8.864	8.938	212	8.900	8.984	6
2012	N/A	N/A	N/A	8.870	10.140	58	8.938	10.234	231	8.984	10.296	8
2013	12.657	14.070	4	10.140	13.233	342	10.234	13.375	1,130	10.296	13.470	41
2014	14.070	15.746	4	13.233	14.838	283	13.375	15.020	910	13.470	15.142	30
2015	15.746	15.716	4	14.838	14.840	257	15.020	15.044	774	15.142	15.182	24
2016	15.716	17.329	5	14.840	16.395	220	15.044	16.646	704	15.182	16.815	24
LVIP SSGA Small-Cap Index
2008	N/A	N/A	N/A	8.450	5.996	4	8.168	6.011	7	8.569	6.021	9
2009	N/A	N/A	N/A	5.996	7.470	10	6.011	7.500	55	6.021	7.519	14
2010	N/A	N/A	N/A	7.470	9.319	16	7.500	9.369	59	7.519	9.403	6
2011	N/A	N/A	N/A	9.319	8.792	18	9.369	8.853	66	9.403	8.894	3
2012	N/A	N/A	N/A	8.792	10.073	17	8.853	10.158	73	8.894	10.215	3
2013	11.651	13.552	1*	10.073	13.733	176	10.158	13.870	455	10.215	13.962	14
2014	13.552	13.995	1*	13.733	14.210	154	13.870	14.374	408	13.962	14.483	6
2015	13.995	13.157	1*	14.210	13.385	143	14.374	13.560	371	14.483	13.677	6
2016	13.157	15.664	1*	13.385	15.969	126	13.560	16.201	314	13.677	16.357	7
LVIP SSGA Small-Mid Cap 200
2008	N/A	N/A	N/A	10.478	7.250	1*	7.010	7.256	1*	11.096	7.259	1*
2009	N/A	N/A	N/A	7.250	10.870	2	7.256	10.896	18	7.259	10.912	2
2010	N/A	N/A	N/A	10.870	13.728	6	10.896	13.781	24	10.912	13.815	1*
2011	N/A	N/A	N/A	13.728	13.271	8	13.781	13.342	25	13.815	13.388	1*
2012	N/A	N/A	N/A	13.271	14.933	7	13.342	15.036	35	13.388	15.103	2
2013	N/A	N/A	N/A	14.933	19.855	6	15.036	20.021	42	15.103	20.130	2
2014	N/A	N/A	N/A	19.855	20.472	7	20.021	20.675	42	20.130	20.809	1*
2015	N/A	N/A	N/A	20.472	18.853	6	20.675	19.068	37	20.809	19.211	1*
2016	N/A	N/A	N/A	18.853	24.245	12	19.068	24.558	36	19.211	24.767	1*

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA SMID Cap Managed Volatility
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.231	11.305	1*	N/A	N/A	N/A
LVIP T. Rowe Price Growth Stock
2008	N/A	N/A	N/A	8.918	5.730	29	9.454	5.744	72	8.884	5.753	6
2009	N/A	N/A	N/A	5.730	8.105	55	5.744	8.137	122	5.753	8.158	6
2010	N/A	N/A	N/A	8.105	9.352	76	8.137	9.403	205	8.158	9.437	7
2011	N/A	N/A	N/A	9.352	9.093	74	9.403	9.156	206	9.437	9.199	16
2012	N/A	N/A	N/A	9.093	10.635	71	9.156	10.725	157	9.199	10.785	27
2013	N/A	N/A	N/A	10.635	14.619	62	10.725	14.765	157	10.785	14.863	22
2014	N/A	N/A	N/A	14.619	15.711	50	14.765	15.891	140	14.863	16.013	20
2015	N/A	N/A	N/A	15.711	17.197	54	15.891	17.421	142	16.013	17.572	22
2016	N/A	N/A	N/A	17.197	17.238	55	17.421	17.488	144	17.572	17.658	13
LVIP T. Rowe Price Structured Mid-Cap Growth
2008	11.177	6.904	1*	10.528	6.314	32	10.256	6.334	34	7.388	6.348	1*
2009	6.904	9.968	1*	6.314	9.134	38	6.334	9.177	82	6.348	9.206	12
2010	9.968	12.626	1*	9.134	11.593	41	9.177	11.664	159	9.206	11.713	9
2011	12.626	11.974	1*	11.593	11.016	37	11.664	11.100	150	11.713	11.158	4
2012	11.974	13.740	1*	11.016	12.666	33	11.100	12.782	137	11.158	12.861	4
2013	13.740	18.272	1*	12.666	16.877	30	12.782	17.058	123	12.861	17.181	4
2014	18.272	20.115	1*	16.877	18.617	27	17.058	18.844	109	17.181	18.999	3
2015	20.115	20.262	1*	18.617	18.791	28	18.844	19.049	97	18.999	19.224	3
2016	20.262	21.501	1*	18.791	19.980	28	19.049	20.284	100	19.224	20.492	3
LVIP U.S. Growth Allocation Managed Risk
2015	N/A	N/A	N/A	9.715	9.562	1*	9.841	9.572	27	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.562	9.838	1*	9.572	9.863	52	9.129	9.879	2
LVIP Vanguard Domestic Equity ETF
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.068	9.400	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.071	10.692	1*	9.400	10.718	19	10.269	10.735	1*
2013	N/A	N/A	N/A	10.692	13.796	2	10.718	13.850	20	10.735	13.887	2
2014	N/A	N/A	N/A	13.796	15.303	3	13.850	15.387	23	13.887	15.443	1*
2015	N/A	N/A	N/A	15.303	15.082	3	15.387	15.187	18	15.443	15.257	1*
2016	N/A	N/A	N/A	15.082	16.719	17	15.187	16.861	20	15.257	16.956	1*
LVIP Vanguard International Equity ETF
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.884	8.387	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.239	9.885	3	8.387	9.909	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.885	11.213	5	9.909	11.258	13	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.213	10.570	5	11.258	10.628	23	11.287	10.667	3
2015	N/A	N/A	N/A	10.570	10.142	5	10.628	10.212	21	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.142	10.398	6	10.212	10.486	27	N/A	N/A	N/A
LVIP VIP Mid Cap Managed Volatility(11)
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.364	10.190	3
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Wellington Capital Growth
2008	9.366	6.188	16	9.415	6.208	141	9.425	6.223	549	9.471	6.233	22
2009	6.188	8.233	30	6.208	8.276	1,286	6.223	8.309	3,837	6.233	8.331	79
2010	8.233	9.663	53	8.276	9.733	2,939	8.309	9.786	8,448	8.331	9.821	157
2011	9.663	8.674	50	9.733	8.754	3,193	9.786	8.815	9,144	9.821	8.856	168
2012	8.674	10.189	46	8.754	10.304	3,003	8.815	10.392	8,420	8.856	10.450	154
2013	10.189	13.672	40	10.304	13.854	2,544	10.392	13.992	6,954	10.450	14.085	133
2014	13.672	15.023	37	13.854	15.253	2205	13.992	15.429	5624	14.085	15.546	121
2015	15.023	16.218	34	15.253	16.500	1921	15.429	16.714	4594	15.546	16.859	98
2016	16.218	16.017	32	16.500	16.328	1831	16.714	16.565	4295	16.859	16.725	88

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Wellington Mid-Cap Value
2008	N/A	N/A	N/A	8.244	5.085	34	8.253	5.098	59	8.194	5.106	13
2009	N/A	N/A	N/A	5.085	7.161	72	5.098	7.189	144	5.106	7.208	12
2010	N/A	N/A	N/A	7.161	8.771	102	7.189	8.818	196	7.208	8.850	20
2011	N/A	N/A	N/A	8.771	7.862	104	8.818	7.917	205	8.850	7.953	13
2012	N/A	N/A	N/A	7.862	9.647	96	7.917	9.729	183	7.953	9.784	11
2013	N/A	N/A	N/A	9.647	12.794	88	9.729	12.921	159	9.784	13.007	10
2014	N/A	N/A	N/A	12.794	13.696	84	12.921	13.853	147	13.007	13.959	5
2015	N/A	N/A	N/A	13.696	13.334	81	13.853	13.508	139	13.959	13.625	4
2016	N/A	N/A	N/A	13.334	14.904	80	13.508	15.121	141	13.625	15.267	5
MFS® VIT Growth
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.152	8.655	5	N/A	N/A	N/A
2010	N/A	N/A	N/A	8.635	9.844	20	8.655	9.881	30	8.668	9.906	3
2011	N/A	N/A	N/A	9.844	9.701	23	9.881	9.752	55	9.906	9.787	3
2012	N/A	N/A	N/A	9.701	11.256	24	9.752	11.332	62	9.787	11.384	1*
2013	N/A	N/A	N/A	11.256	15.226	21	11.332	15.352	77	11.384	15.438	4
2014	N/A	N/A	N/A	15.226	16.400	28	15.352	16.561	113	15.438	16.670	8
2015	16.954	17.180	1*	16.400	17.440	29	16.561	17.637	107	16.670	17.771	8
2016	17.180	17.362	1*	17.440	17.660	33	17.637	17.887	118	17.771	18.040	10
MFS® VIT Total Return(9)
2008	10.367	8.481	5	10.039	8.044	126	9.970	8.070	534	10.070	8.087	54
2009	8.481	9.875	5	8.044	9.385	310	8.070	9.429	1,334	8.087	9.458	70
2010	9.875	10.708	7	9.385	10.197	560	9.429	10.260	2,003	9.458	10.302	77
2011	10.708	10.758	7	10.197	10.266	576	10.260	10.345	1,956	10.302	10.398	79
2012	10.758	11.804	7	10.266	11.286	556	10.345	11.390	1,879	10.398	11.460	63
2013	11.804	13.097	7	11.286	12.532	557	11.390	12.654	1,778	11.460	12.737	56
MFS® VIT Total Return
2016	N/A	N/A	N/A	14.875	15.137	29	14.226	15.364	27	N/A	N/A	N/A
MFS® VIT Utilities
2008	14.240	8.891	5	11.929	8.093	68	11.797	8.119	247	12.301	8.136	40
2009	8.891	11.684	5	8.093	10.657	106	8.119	10.707	375	8.136	10.740	30
2010	11.684	13.118	7	10.657	11.988	136	10.707	12.063	449	10.740	12.112	27
2011	13.118	13.818	6	11.988	12.654	130	12.063	12.751	435	12.112	12.817	21
2012	13.818	15.473	9	12.654	14.197	128	12.751	14.328	380	12.817	14.416	19
2013	15.473	18.397	9	14.197	16.914	122	14.328	17.096	333	14.416	17.218	19
2014	18.397	20.464	8	16.914	18.852	115	17.096	19.084	281	17.218	19.239	14
2015	20.464	17.253	8	18.852	15.926	114	19.084	16.146	264	19.239	16.294	12
2016	17.253	18.982	5	15.926	17.557	109	16.146	17.826	241	16.294	18.007	7
PIMCO VIT CommodityRealReturn Strategy
2009	N/A	N/A	N/A	10.887	12.557	1*	11.195	12.569	5	11.659	12.578	1*
2010	N/A	N/A	N/A	12.557	15.462	12	12.569	15.500	39	12.578	15.526	2
2011	N/A	N/A	N/A	15.462	14.168	13	15.500	14.224	21	15.526	14.262	1*
2012	N/A	N/A	N/A	14.168	14.760	13	14.224	14.841	23	14.262	14.895	1*
2013	N/A	N/A	N/A	14.760	12.475	11	14.841	12.562	17	14.895	12.621	1*
2014	N/A	N/A	N/A	12.475	10.062	11	12.562	10.147	12	12.621	10.204	1*
2015	N/A	N/A	N/A	10.062	7.412	13	10.147	7.486	10	10.204	7.537	2
2016	N/A	N/A	N/A	7.412	8.439	12	7.486	8.536	8	7.537	8.601	2
Templeton Global Bond VIP
2008	12.164	12.022	15	11.531	11.850	427	11.397	11.888	1,930	11.564	11.913	117
2009	12.022	14.112	22	11.850	13.938	986	11.888	14.003	4,570	11.913	14.047	169
2010	14.112	15.974	17	13.938	15.809	929	14.003	15.907	4,059	14.047	15.972	176
2011	15.974	15.662	17	15.809	15.531	833	15.907	15.650	3,612	15.972	15.730	150
2012	15.662	17.824	14	15.531	17.711	746	15.650	17.874	3,253	15.730	17.983	140
2013	17.824	17.916	14	17.711	17.838	749	17.874	18.029	3,199	17.983	18.158	140
2014	17.916	18.045	14	17.838	18.002	700	18.029	18.222	2777	18.158	18.371	126
2015	18.045	17.079	12	18.002	17.073	649	18.222	17.308	2409	18.371	17.466	107
2016	17.079	17.389	12	17.073	17.417	622	17.308	17.683	2261	17.466	17.863	94
*	The numbers of accumulation units less than 500 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for both the ChoicePlus Assurance A Share and ChoicePlus Assurance A Class.

(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4)	Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(6)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(7)	Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(8)	Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSGA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(9)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(10)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(11)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.

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Appendix B—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and number of Accumulation Units for contracts purchased on or after November 15, 2010 for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.**
	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
AB VPS Global Thematic Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.955	8.302	6	12.294	9.340	12	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.302	9.303	10	9.340	10.493	16	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.303	11.317	5	10.493	12.796	16	N/A	N/A	N/A
2014	12.574	13.145	1*	11.317	11.737	5	12.796	13.304	18	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.737	11.922	9	13.304	13.547	18	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.922	11.694	8	13.547	13.322	15	N/A	N/A	N/A
AB VPS Growth and Income(1)
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.969	11.194	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.298	8.710	21	11.194	11.779	50	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.710	10.105	20	11.779	13.700	42	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.105	11.837	22	13.700	16.063	41	N/A	N/A	N/A
AB VPS International Value(2)
2010	N/A	N/A	N/A	6.942	7.099	17	11.346	11.581	42	7.183	7.187	1*
2011	7.808	6.212	20	7.099	5.659	751	11.581	9.255	1,684	7.187	5.747	13
2012	6.212	7.006	20	5.659	6.395	752	9.255	10.485	1,666	5.747	6.514	12
2013	7.006	7.721	20	6.395	7.053	717	10.485	11.575	1,570	6.514	7.192	12
AB VPS Small/Mid Cap Value
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.140	11.131	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.378	10.288	32	11.131	10.090	44	11.519	10.447	1*
2012	N/A	N/A	N/A	10.288	12.061	41	10.090	11.859	55	10.447	12.284	1*
2013	N/A	N/A	N/A	12.061	16.427	48	11.859	16.192	69	12.284	16.781	1*
2014	20.896	20.795	4	16.427	17.709	52	16.192	17.500	64	16.781	18.145	1*
2015	20.795	19.367	6	17.709	16.527	47	17.500	16.372	54	18.145	16.984	1*
2016	19.367	23.869	3	16.527	20.409	44	16.372	20.268	57	16.984	21.037	1*
American Century VP Balanced
2016	N/A	N/A	N/A	10.350	10.427	13	10.100	10.444	7	N/A	N/A	N/A
American Funds Global Growth
2010	N/A	N/A	N/A	10.946	11.135	2	11.511	11.739	8	N/A	N/A	N/A
2011	14.554	13.096	2	11.135	10.040	108	11.739	10.611	353	11.273	10.195	3
2012	13.096	15.851	3	10.040	12.176	134	10.611	12.901	465	10.195	12.402	5
2013	15.851	20.222	3	12.176	15.565	151	12.901	16.532	460	12.402	15.900	6
2014	20.222	20.433	7	15.565	15.758	164	16.532	16.780	494	15.900	16.147	8
2015	20.433	21.579	9	15.758	16.676	170	16.780	17.801	475	16.147	17.138	13
2016	21.579	21.443	17	16.676	16.604	182	17.801	17.769	494	17.138	17.115	12
American Funds Global Small Capitalization
2010	N/A	N/A	N/A	10.970	11.101	14	11.764	11.951	48	11.181	11.239	1*
2011	15.631	12.481	15	11.101	8.882	782	11.951	9.586	2,854	11.239	9.019	19
2012	12.481	14.567	17	8.882	10.387	946	9.586	11.239	3,588	9.019	10.579	25
2013	14.567	18.454	18	10.387	13.185	880	11.239	14.302	3,268	10.579	13.469	45
2014	18.454	18.612	25	13.185	13.324	941	14.302	14.489	3313	13.469	13.652	50
2015	18.612	18.429	26	13.324	13.220	915	14.489	14.412	3096	13.652	13.586	47
2016	18.429	18.582	26	13.220	13.356	873	14.412	14.597	2948	13.586	13.768	47
American Funds Growth
2010	N/A	N/A	N/A	9.863	10.052	4	11.322	11.593	39	10.186	10.177	1*
2011	12.130	11.467	7	10.052	9.521	308	11.593	11.008	1,096	10.177	9.669	6
2012	11.467	13.350	6	9.521	11.108	350	11.008	12.874	1,257	9.669	11.313	6
2013	13.350	17.153	5	11.108	14.300	324	12.874	16.617	1,144	11.313	14.609	9
2014	17.153	18.382	7	14.300	15.355	328	16.617	17.887	1128	14.609	15.733	9
2015	18.382	19.398	17	15.355	16.237	323	17.887	18.961	1005	15.733	16.687	15
2016	19.398	20.975	15	16.237	17.592	319	18.961	20.595	984	16.687	18.133	14

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
American Funds Growth-Income
2010	N/A	N/A	N/A	8.968	9.195	28	10.791	11.066	98	9.320	9.309	1*
2011	10.937	10.604	23	9.195	8.932	1,601	11.066	10.777	4,884	9.309	9.070	33
2012	10.604	12.303	33	8.932	10.384	2,041	10.777	12.560	6,554	9.070	10.576	117
2013	12.303	16.220	37	10.384	13.718	1,962	12.560	16.634	6,027	10.576	14.014	87
2014	16.220	17.722	53	13.718	15.019	2011	16.634	18.256	5722	14.014	15.389	94
2015	17.722	17.757	56	15.019	15.078	1966	18.256	18.374	5418	15.389	15.496	112
2016	17.757	19.557	56	15.078	16.640	1878	18.374	20.328	4965	15.496	17.152	107
American Funds International
2010	N/A	N/A	N/A	10.500	10.681	2	11.697	11.855	4	N/A	N/A	N/A
2011	14.352	12.194	3	10.681	9.093	381	11.855	10.118	1,594	10.814	9.234	18
2012	12.194	14.199	7	9.093	10.610	701	10.118	11.835	3,075	9.234	10.806	33
2013	14.199	17.057	14	10.610	12.770	849	11.835	14.280	3,329	10.806	13.046	80
2014	17.057	16.398	27	12.770	12.301	1044	14.280	13.791	3622	13.046	12.605	92
2015	16.398	15.461	33	12.301	11.622	1087	13.791	13.062	3654	12.605	11.944	97
2016	15.461	15.808	29	11.622	11.907	1045	13.062	13.415	3513	11.944	12.274	98
BlackRock Global Allocation V.I.
2010	N/A	N/A	N/A	12.512	12.613	2	10.818	11.045	10	N/A	N/A	N/A
2011	12.572	11.964	4	12.613	12.026	168	11.045	10.558	798	12.674	12.121	3
2012	11.964	12.993	3	12.026	13.087	175	10.558	11.518	920	12.121	13.230	5
2013	12.993	14.681	2	13.087	14.817	164	11.518	13.073	969	13.230	15.024	4
2014	14.681	14.779	12	14.817	14.946	165	13.073	13.220	975	15.024	15.200	6
2015	14.779	14.449	25	14.946	14.642	159	13.220	12.983	922	15.200	14.935	9
2016	14.449	14.813	15	14.642	15.040	152	12.983	13.370	917	14.935	15.388	9
ClearBridge Variable Mid Cap
2014	N/A	N/A	N/A	10.257	10.580	1*	10.024	10.597	6	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.580	10.677	3	10.597	10.721	39	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.677	11.528	3	10.721	11.605	6	9.989	11.620	1*
Delaware VIP Diversified Income
2010	N/A	N/A	N/A	13.454	13.505	12	10.269	10.337	63	13.624	13.672	1*
2011	13.882	14.553	13	13.505	14.186	575	10.337	10.886	3,003	13.672	14.405	16
2012	14.553	15.361	15	14.186	15.003	702	10.886	11.542	3,969	14.405	15.280	24
2013	15.361	14.954	15	15.003	14.635	781	11.542	11.287	4,353	15.280	14.951	31
2014	14.954	15.504	18	14.635	15.204	768	11.287	11.755	4233	14.951	15.578	32
2015	15.504	15.107	18	15.204	14.844	753	11.755	11.505	4023	15.578	15.255	30
2016	15.107	15.409	27	14.844	15.171	765	11.505	11.788	3907	15.255	15.638	29
Delaware VIP Emerging Markets
2010	N/A	N/A	N/A	11.479	11.844	1*	12.011	12.427	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.844	9.376	102	12.427	9.862	549	11.973	9.507	4
2012	16.947	17.992	1*	9.376	10.595	121	9.862	11.171	722	9.507	10.775	6
2013	17.992	19.521	1*	10.595	11.518	117	11.171	12.175	702	10.775	11.748	7
2014	19.521	17.685	1*	11.518	10.455	113	12.175	11.080	734	11.748	10.697	9
2015	17.685	14.885	2	10.455	8.817	119	11.080	9.367	757	10.697	9.048	10
2016	14.885	16.711	2	8.817	9.919	104	9.367	10.564	689	9.048	10.209	10
Delaware VIP Limited-Term Diversified Income
2010	N/A	N/A	N/A	11.707	11.702	32	10.154	10.162	154	11.834	11.848	1*
2011	11.852	12.004	53	11.702	11.876	1,711	10.162	10.339	7,723	11.848	12.060	42
2012	12.004	12.154	59	11.876	12.049	2,260	10.339	10.515	11,091	12.060	12.272	127
2013	12.154	11.843	66	12.049	11.765	2,610	10.515	10.293	12,533	12.272	12.018	158
2014	11.843	11.865	82	11.765	11.810	2757	10.293	10.358	12691	12.018	12.101	167
2015	11.865	11.792	86	11.810	11.760	2694	10.358	10.340	12129	12.101	12.086	155
2016	11.792	11.847	94	11.760	11.839	2552	10.340	10.436	11581	12.086	12.204	154
Delaware VIP REIT
2010	N/A	N/A	N/A	8.428	8.410	1*	N/A	N/A	N/A	8.533	8.515	1*
2011	N/A	N/A	N/A	8.410	9.206	19	11.046	12.121	23	8.515	9.348	1*
2012	N/A	N/A	N/A	9.206	10.623	23	12.121	14.022	43	9.348	10.820	2
2013	N/A	N/A	N/A	10.623	10.714	29	14.022	14.178	50	10.820	10.945	60
2014	N/A	N/A	N/A	10.714	13.689	25	14.178	18.160	44	10.945	14.027	60
2015	19.302	18.548	1*	13.689	14.024	26	18.160	18.650	41	14.027	14.413	60
2016	18.548	19.346	4	14.024	14.656	29	18.650	19.541	54	14.413	15.108	61

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP Small Cap Value
2010	N/A	N/A	N/A	11.665	11.724	1*	11.603	11.757	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.724	11.417	63	11.757	11.477	375	11.813	11.538	2
2012	14.032	14.488	2	11.417	12.838	73	11.477	12.938	458	11.538	13.014	6
2013	14.488	19.055	1*	12.838	16.918	69	12.938	17.093	389	13.014	17.201	6
2014	19.055	19.875	3	16.918	17.682	62	17.093	17.909	380	17.201	18.031	7
2015	19.875	18.360	4	17.682	16.367	58	17.909	16.618	326	18.031	16.740	6
2016	18.360	23.768	1*	16.367	21.230	51	16.618	21.611	307	16.740	21.780	6
Delaware VIP Smid Cap Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.571	12.354	10	12.217	13.077	55	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.354	13.535	17	13.077	14.362	93	13.398	13.785	1*
2013	N/A	N/A	N/A	13.535	18.881	20	14.362	20.086	84	13.785	19.288	1*
2014	21.050	23.180	2	18.881	19.220	24	20.086	20.498	74	19.288	19.693	1*
2015	23.180	24.565	3	19.220	20.410	22	20.498	21.821	69	19.693	20.975	1*
2016	24.565	26.204	2	20.410	21.815	23	21.821	23.382	73	20.975	22.487	1*
Delaware VIP U.S. Growth
2010	N/A	N/A	N/A	9.939	9.982	18	11.510	11.475	61	10.169	10.105	1*
2011	10.417	11.059	19	9.982	10.618	806	11.475	12.238	2,695	10.105	10.782	18
2012	11.059	12.664	20	10.618	12.184	936	12.238	14.078	3,278	10.782	12.409	26
2013	12.664	16.815	24	12.184	16.209	881	14.078	18.776	2,994	12.409	16.559	41
2014	16.815	18.679	28	16.209	18.043	863	18.776	20.952	2747	16.559	18.487	44
2015	18.679	19.384	30	18.043	18.761	818	20.952	21.840	2484	18.487	19.281	41
2016	19.384	18.091	30	18.761	17.545	799	21.840	20.476	2436	19.281	18.085	42
Delaware VIP Value
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.298	11.318	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.591	9.288	31	11.318	12.267	16	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.288	10.518	39	12.267	13.926	26	10.429	10.713	1*
2013	N/A	N/A	N/A	10.518	13.882	36	13.926	18.426	32	10.713	14.182	1*
2014	N/A	N/A	N/A	13.882	15.619	31	18.426	20.783	34	14.182	16.004	1*
2015	N/A	N/A	N/A	15.619	15.357	37	20.783	20.486	30	16.004	15.783	1*
2016	18.717	21.084	1*	15.357	17.373	42	20.486	23.233	37	15.783	17.908	1*
Deutsche Alternative Asset Allocation VIP
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.106	10.674	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.881	13.271	1*	10.674	11.580	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.271	13.231	5	11.580	11.574	9	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.231	13.517	1*	11.574	11.854	8	13.681	13.746	1*
2015	N/A	N/A	N/A	13.517	12.501	1*	11.854	10.990	5	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.501	12.987	1*	10.990	11.446	5	N/A	N/A	N/A
Fidelity VIP Contrafund
2010	N/A	N/A	N/A	10.112	10.258	3	11.040	11.376	14	N/A	N/A	N/A
2011	12.548	12.047	2	10.258	9.869	195	11.376	10.971	914	10.386	10.021	7
2012	12.047	13.817	5	9.869	11.342	250	10.971	12.640	1,152	10.021	11.552	32
2013	13.817	17.870	4	11.342	14.697	257	12.640	16.421	1,050	11.552	15.015	7
2014	17.870	19.704	9	14.697	16.239	241	16.421	18.189	964	15.015	16.639	8
2015	19.704	19.540	14	16.239	16.136	228	18.189	18.119	892	16.639	16.584	6
2016	19.540	20.789	7	16.136	17.202	220	18.119	19.364	866	16.584	17.732	7
Fidelity VIP Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.012	9.905	2	11.809	11.711	14	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.905	11.213	11	11.711	13.291	25	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.213	15.090	12	13.291	17.932	25	N/A	N/A	N/A
2014	N/A	N/A	N/A	15.090	16.577	15	17.932	19.748	32	N/A	N/A	N/A
2015	N/A	N/A	N/A	16.577	17.536	19	19.748	20.944	35	N/A	N/A	N/A
2016	17.655	19.406	3	17.536	17.449	18	20.944	20.891	37	16.811	17.986	1*

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Fidelity VIP Mid Cap
2010	N/A	N/A	N/A	12.152	12.147	3	11.783	11.862	10	N/A	N/A	N/A
2011	15.320	13.487	1*	12.147	10.715	165	11.862	10.490	682	12.297	10.881	3
2012	13.487	15.259	4	10.715	12.147	213	10.490	11.922	900	10.881	12.372	16
2013	15.259	20.476	5	12.147	16.332	215	11.922	16.069	813	12.372	16.685	6
2014	20.476	21.441	6	16.332	17.137	231	16.069	16.903	809	16.685	17.559	7
2015	21.441	20.830	7	17.137	16.681	221	16.903	16.495	738	17.559	17.144	7
2016	20.830	23.024	13	16.681	18.475	200	16.495	18.315	713	17.144	19.044	7
Fidelity VIP Overseas(3)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.486	7.759	4	12.298	10.085	16	N/A	N/A	N/A
2012	N/A	N/A	N/A	7.759	9.243	3	10.085	12.043	15	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.243	10.338	8	12.043	13.482	14	N/A	N/A	N/A
Franklin Income VIP
2010	N/A	N/A	N/A	10.693	10.899	5	10.709	10.948	15	N/A	N/A	N/A
2011	11.932	12.065	7	10.899	11.043	205	10.948	11.119	726	11.035	11.213	3
2012	12.065	13.423	6	11.043	12.310	253	11.119	12.426	908	11.213	12.538	3
2013	13.423	15.104	5	12.310	13.880	270	12.426	14.046	867	12.538	14.179	3
2014	15.104	15.605	15	13.880	14.369	292	14.046	14.577	845	14.179	14.722	3
2015	15.605	14.324	22	14.369	13.215	298	14.577	13.441	853	14.722	13.582	8
2016	14.324	16.130	12	13.215	14.911	274	13.441	15.204	812	13.582	15.370	6
Franklin Mutual Shares VIP
2010	N/A	N/A	N/A	8.727	8.968	24	10.566	10.812	92	9.114	9.080	1*
2011	9.800	9.577	29	8.968	8.782	1,527	10.812	10.614	4,683	9.080	8.918	42
2012	9.577	10.805	37	8.782	9.928	1,819	10.614	12.029	5,912	8.918	10.112	57
2013	10.805	13.687	40	9.928	12.601	1,721	12.029	15.306	5,452	10.112	12.873	75
2014	13.687	14.479	53	12.601	13.357	1726	15.306	16.265	5227	12.873	13.686	82
2015	14.479	13.594	56	13.357	12.565	1702	16.265	15.339	5053	13.686	12.914	79
2016	13.594	15.581	53	12.565	14.431	1519	15.339	17.660	4480	12.914	14.875	77
FTVIPT Franklin Small-Mid Cap Growth Securities(4)
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.859	11.988	1*	11.286	11.238	1*
2011	13.121	12.332	2	11.101	10.454	31	11.988	11.318	74	11.238	10.616	1*
2012	12.332	13.500	2	10.454	11.467	31	11.318	12.446	75	10.616	11.680	1*
2013	13.500	15.755	2	11.467	13.393	28	12.446	14.550	73	11.680	13.656	1*
Invesco V.I. International Growth
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.238	9.662	21	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.141	9.296	7	9.662	9.334	45	9.839	9.341	3
2016	9.485	9.086	1*	9.296	9.135	8	9.334	9.195	63	9.341	9.207	3
JPMorgan Insurance Trust Global Allocation
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.375	9.473	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.473	9.946	1*	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility
2014	N/A	N/A	N/A	10.227	11.258	1*	10.764	11.287	8	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.258	10.668	5	11.287	10.722	18	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.668	12.397	4	10.722	12.491	24	N/A	N/A	N/A
LVIP American Global Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.413	11.174	7	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.174	13.536	8	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	13.536	17.280	10	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	17.280	17.463	10	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	17.463	18.463	10	17.191	18.514	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	18.463	18.359	10	18.514	18.419	1*
LVIP American Global Small Capitalization
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.800	10.224	11	12.804	10.232	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.224	11.944	27	10.232	11.960	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.944	15.141	27	11.960	15.168	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	15.141	15.275	27	15.168	15.309	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	15.275	15.130	28	15.309	15.171	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	15.130	15.262	29	15.171	15.309	1*

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP American Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.529	11.848	5	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.848	13.804	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	13.804	17.755	18	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	17.755	19.046	19	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	19.046	20.116	20	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	20.116	21.772	21	N/A	N/A	N/A
LVIP American Growth-Income
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.212	11.844	8	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.844	13.752	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	17.485	17.989	1*	13.752	18.148	16	N/A	N/A	N/A
2014	N/A	N/A	N/A	17.989	19.629	1*	18.148	19.851	15	N/A	N/A	N/A
2015	N/A	N/A	N/A	19.629	19.641	2	19.851	19.914	15	N/A	N/A	N/A
2016	N/A	N/A	N/A	19.641	21.604	2	19.914	21.958	15	N/A	N/A	N/A
LVIP American International
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.305	10.458	2	12.308	10.467	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.458	12.186	5	10.467	12.202	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.186	14.645	10	12.202	14.672	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	14.645	14.093	10	14.672	14.125	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	14.093	13.304	10	14.125	13.341	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.304	13.613	11	13.341	13.659	1*
LVIP Baron Growth Opportunities
2010	N/A	N/A	N/A	10.670	10.585	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.585	10.896	11	11.628	12.000	38	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.896	12.749	11	12.000	14.076	52	12.815	12.985	3
2013	N/A	N/A	N/A	12.749	17.670	13	14.076	19.558	78	12.985	18.052	5
2014	N/A	N/A	N/A	17.670	18.335	14	19.558	20.344	79	18.052	18.786	7
2015	18.878	18.002	1*	18.335	17.277	12	20.344	19.219	60	18.786	17.756	7
2016	N/A	N/A	N/A	17.277	18.049	12	19.219	20.128	54	17.756	18.606	6
LVIP BlackRock Dividend Value Managed Volatility
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.054	8.707	1*	11.205	10.803	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.707	10.054	1*	10.803	12.505	25	10.219	10.240	1*
2013	N/A	N/A	N/A	10.054	11.732	13	12.505	14.629	75	10.240	11.985	1*
2014	N/A	N/A	N/A	11.732	11.984	23	14.629	14.980	118	11.985	12.279	1*
2015	N/A	N/A	N/A	11.984	11.255	33	14.980	14.104	132	12.279	11.567	1*
2016	N/A	N/A	N/A	11.255	12.438	64	14.104	15.626	266	11.567	12.821	1*
LVIP BlackRock Emerging Markets Managed Volatility(6)
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.200	11.003	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.688	9.994	5	11.003	10.028	12	N/A	N/A	N/A
2014	N/A	N/A	N/A	9.994	9.382	6	10.028	9.437	47	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.382	7.871	6	9.437	7.937	73	N/A	N/A	N/A
2016	N/A	N/A	N/A	7.871	8.314	10	7.937	8.404	87	N/A	N/A	N/A
LVIP BlackRock Global Allocation V.I. Managed Risk
2013	N/A	N/A	N/A	9.998	10.444	2	9.592	10.461	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.444	10.278	12	10.461	10.320	29	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.278	9.697	13	10.320	9.761	38	10.415	9.773	1*
2016	N/A	N/A	N/A	9.697	9.836	13	9.761	9.925	61	9.773	9.943	1*
LVIP BlackRock Global Growth ETF Allocation Managed Risk
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.338	10.187	4	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond
2010	N/A	N/A	N/A	10.120	10.134	2	10.102	10.150	5	10.122	10.153	1*
2011	10.121	11.183	1*	10.134	11.219	119	10.150	11.265	365	10.153	11.274	1*
2012	11.183	11.733	1*	11.219	11.795	204	11.265	11.873	544	11.274	11.888	5
2013	11.733	10.594	1*	11.795	10.671	199	11.873	10.769	550	11.888	10.788	1*
2014	10.594	10.764	1*	10.671	10.864	225	10.769	10.991	590	10.788	11.016	1*
2015	10.764	10.310	1*	10.864	10.427	221	10.991	10.574	558	11.016	10.604	3
2016	10.310	10.520	1*	10.427	10.661	222	10.574	10.839	597	10.604	10.875	3

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk
2016	N/A	N/A	N/A	10.381	10.457	1*	10.420	10.473	7	N/A	N/A	N/A
LVIP BlackRock U.S. Opportunities Managed Volatility(7)
2015	N/A	N/A	N/A	9.227	9.023	4	9.982	9.038	6	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.023	9.467	5	9.038	9.505	11	N/A	N/A	N/A
LVIP Blended Core Equity Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A	9.936	10.511	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.511	9.985	8	10.441	9.998	1*
2016	N/A	N/A	N/A	10.480	10.683	4	9.985	10.763	8	9.998	10.782	1*
LVIP Blended Large Cap Growth Managed Volatility
2010	N/A	N/A	N/A	10.521	10.575	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.575	9.844	16	11.025	10.289	11	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.844	11.310	21	10.289	11.850	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.310	14.010	15	11.850	14.716	19	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.010	14.569	12	14.716	15.342	35	N/A	N/A	N/A
2015	16.147	16.001	1*	14.569	14.574	19	15.342	15.385	48	14.918	14.977	1*
2016	16.001	15.556	4	14.574	14.197	37	15.385	15.025	114	14.977	14.634	1*
LVIP Blended Mid Cap Managed Volatility
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.116	9.227	3	12.152	11.111	12	10.227	9.356	1*
2012	N/A	N/A	N/A	9.227	9.698	3	11.111	11.707	28	9.356	9.863	1*
2013	N/A	N/A	N/A	9.698	11.950	6	11.707	14.462	17	9.863	12.189	1*
2014	N/A	N/A	N/A	11.950	10.933	11	14.462	13.264	45	12.189	11.185	1*
2015	10.527	10.162	1*	10.933	10.338	17	13.264	12.575	54	11.185	10.609	1*
2016	10.162	10.236	1*	10.338	10.435	41	12.575	12.724	98	10.609	10.741	1*
LVIP Clarion Global Real Estate
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.562	11.709	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	7.477	6.740	19	11.709	10.582	27	7.559	6.834	2
2012	N/A	N/A	N/A	6.740	8.296	23	10.582	13.058	37	6.834	8.437	3
2013	N/A	N/A	N/A	8.296	8.459	27	13.058	13.347	47	8.437	8.629	37
2014	9.256	9.365	3	8.459	9.509	22	13.347	15.042	46	8.629	9.729	37
2015	9.365	9.113	2	9.509	9.272	23	15.042	14.703	52	9.729	9.515	37
2016	9.113	9.085	11	9.272	9.261	29	14.703	14.723	52	9.515	9.533	37
LVIP ClearBridge Large Cap Managed Volatility
2015	N/A	N/A	N/A	9.282	9.280	9	9.844	9.296	14	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.280	9.497	9	9.296	9.537	26	N/A	N/A	N/A
LVIP Delaware Bond
2010	N/A	N/A	N/A	12.503	12.519	49	10.273	10.322	267	12.642	12.674	1*
2011	12.665	13.415	71	12.519	13.288	2,628	10.322	10.984	13,009	12.674	13.493	67
2012	13.415	14.075	82	13.288	13.969	3,399	10.984	11.575	17,755	13.493	14.227	99
2013	14.075	13.532	91	13.969	13.457	3,876	11.575	11.179	20,163	14.227	13.747	190
2014	13.532	14.113	116	13.457	14.063	3974	11.179	11.712	19861	13.747	14.409	209
2015	14.113	13.942	123	14.063	13.921	3897	11.712	11.623	18888	14.409	14.306	198
2016	13.942	14.095	135	13.921	14.102	3720	11.623	11.803	18054	14.306	14.535	200
LVIP Delaware Diversified Floating Rate
2010	N/A	N/A	N/A	10.076	10.075	1*	10.083	10.091	8	10.096	10.094	1*
2011	10.062	9.889	1*	10.075	9.921	84	10.091	9.961	348	10.094	9.969	2
2012	9.889	10.153	1*	9.921	10.206	106	9.961	10.274	417	9.969	10.287	2
2013	10.153	10.077	1*	10.206	10.151	184	10.274	10.243	647	10.287	10.262	5
2014	10.077	9.988	8	10.151	10.081	178	10.243	10.198	606	10.262	10.222	5
2015	9.988	9.768	8	10.081	9.879	159	10.198	10.019	584	10.222	10.047	5
2016	9.768	9.840	11	9.879	9.972	146	10.019	10.138	613	10.047	10.172	4
LVIP Delaware Social Awareness
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.354	9.283	3	10.900	10.844	11	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.283	10.553	3	10.844	12.359	17	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.553	14.120	3	12.359	16.578	16	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.120	16.041	3	16.578	18.879	17	N/A	N/A	N/A
2015	18.376	18.260	2	16.041	15.713	3	18.879	18.540	14	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.713	16.523	3	18.540	19.544	15	N/A	N/A	N/A

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Delaware Special Opportunities
2010	N/A	N/A	N/A	9.531	9.498	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.498	8.879	2	11.779	11.039	12	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.879	10.063	3	11.039	12.543	25	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.063	13.276	3	12.543	16.588	40	10.894	13.542	1*
2014	N/A	N/A	N/A	13.276	14.090	9	16.588	17.650	41	N/A	N/A	N/A
2015	N/A	N/A	N/A	14.090	13.931	8	17.650	17.494	31	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.931	16.540	7	17.494	20.822	31	15.726	17.024	1*
LVIP Dimensional International Core Equity
2015	N/A	N/A	N/A	N/A	N/A	N/A	8.756	9.018	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.018	9.325	1*	9.082	9.333	6
LVIP Dimensional International Equity Managed Volatility
2011	N/A	N/A	N/A	8.092	8.329	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.329	9.764	1*	9.131	9.804	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.764	11.096	1*	9.804	11.169	19	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.096	10.131	2	11.169	10.223	43	10.607	10.241	6
2015	N/A	N/A	N/A	10.131	9.603	2	10.223	9.715	48	10.241	9.737	8
2016	N/A	N/A	N/A	9.603	9.666	3	9.715	9.803	101	9.737	9.830	1*
LVIP Dimensional U.S. Core Equity 1
2010	N/A	N/A	N/A	9.095	9.202	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.202	9.183	38	10.999	11.003	13	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.183	10.442	26	11.003	12.544	14	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.442	13.722	16	12.544	16.525	16	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.722	15.314	15	16.525	18.488	17	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.314	14.799	17	18.488	17.911	17	N/A	N/A	N/A
2016	N/A	N/A	N/A	14.799	16.695	16	17.911	20.257	16	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.564	9.417	3
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.417	10.886	21
LVIP Dimensional U.S. Equity Managed Volatility
2011	N/A	N/A	N/A	9.061	9.388	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.388	10.880	3	10.285	10.924	10	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.880	13.873	3	10.924	13.964	22	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.873	14.337	5	13.964	14.467	30	13.220	14.494	16
2015	N/A	N/A	N/A	14.337	13.074	6	14.467	13.226	38	14.494	13.257	19
2016	N/A	N/A	N/A	13.074	14.343	25	13.226	14.546	142	13.257	14.587	2
LVIP Dimensional/Vanguard Total Bond
2011	N/A	N/A	N/A	10.014	10.380	28	10.024	10.396	119	10.284	10.399	1*
2012	N/A	N/A	N/A	10.380	10.629	48	10.396	10.672	269	10.399	10.681	14
2013	N/A	N/A	N/A	10.629	10.202	47	10.672	10.269	231	10.681	10.282	5
2014	10.385	10.462	2	10.202	10.539	59	10.269	10.635	238	10.282	10.654	5
2015	10.462	10.339	2	10.539	10.435	61	10.635	10.556	269	10.654	10.581	4
2016	10.339	10.398	1*	10.435	10.516	100	10.556	10.665	371	10.581	10.695	5
LVIP Franklin Templeton Global Equity Managed Volatility
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.018	11.269	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.035	7.686	30	11.269	10.806	180	8.123	7.793	1*
2012	N/A	N/A	N/A	7.686	9.196	47	10.806	12.961	193	7.793	9.352	1*
2013	N/A	N/A	N/A	9.196	10.886	45	12.961	15.382	208	9.352	11.104	1*
2014	N/A	N/A	N/A	10.886	10.532	55	15.382	14.919	232	11.104	10.775	1*
2015	N/A	N/A	N/A	10.532	9.562	58	14.919	13.578	227	10.775	9.812	1*
2016	N/A	N/A	N/A	9.562	9.667	65	13.578	13.762	247	9.812	9.949	1*
LVIP Franklin Templeton Value Managed Volatility
2014	N/A	N/A	N/A	9.950	10.325	11	9.556	10.350	7	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.325	9.396	23	10.350	9.443	21	10.445	9.453	1*
2016	N/A	N/A	N/A	9.396	10.316	37	9.443	10.394	25	9.453	10.410	1*

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Global Conservative Allocation Managed Risk
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.621	11.894	58	10.761	11.041	242	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.894	12.888	109	11.041	11.994	454	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.888	13.961	104	11.994	13.026	457	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.961	14.566	137	13.026	13.624	515	N/A	N/A	N/A
2015	N/A	N/A	N/A	14.566	14.092	144	13.624	13.213	539	N/A	N/A	N/A
2016	N/A	N/A	N/A	14.092	14.607	133	13.213	13.731	533	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk
2010	N/A	N/A	N/A	10.153	10.308	36	11.192	11.236	5	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.308	10.175	220	11.236	11.119	854	10.436	10.332	15
2012	N/A	N/A	N/A	10.175	10.963	740	11.119	12.010	3,473	10.332	11.165	68
2013	13.253	14.236	21	10.963	12.287	1,516	12.010	13.494	8,217	11.165	12.552	154
2014	14.236	14.510	38	12.287	12.548	2027	13.494	13.816	11185	12.552	12.857	120
2015	14.510	13.767	52	12.548	11.929	2186	13.816	13.167	12623	12.857	12.260	131
2016	13.767	14.206	48	11.929	12.334	2054	13.167	13.649	12288	12.260	12.714	135
LVIP Global Income
2010	N/A	N/A	N/A	11.451	11.598	4	10.616	10.746	13	N/A	N/A	N/A
2011	11.560	11.511	3	11.598	11.572	236	10.746	10.749	804	11.653	11.662	5
2012	11.511	12.212	3	11.572	12.301	279	10.749	11.455	1,037	11.662	12.434	19
2013	12.212	11.691	3	12.301	11.800	300	11.455	11.016	1,186	12.434	11.963	11
2014	11.691	11.740	9	11.800	11.873	323	11.016	11.112	1190	11.963	12.074	13
2015	11.740	11.331	9	11.873	11.483	314	11.112	10.774	1131	12.074	11.712	14
2016	11.331	11.220	3	11.483	11.392	325	10.774	10.715	1109	11.712	11.655	15
LVIP Global Moderate Allocation Managed Risk
2010	N/A	N/A	N/A	11.086	11.088	23	10.894	11.057	8	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.088	11.072	188	11.057	11.069	594	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.072	11.978	1,041	11.069	12.004	3,648	11.389	12.199	18
2013	14.679	14.865	1*	11.978	13.225	1,741	12.004	13.288	7,886	12.199	13.511	45
2014	14.865	15.251	4	13.225	13.595	2033	13.288	13.694	9711	13.511	13.930	72
2015	15.251	14.517	4	13.595	12.967	2185	13.694	13.093	10878	13.930	13.326	76
2016	14.517	14.920	4	12.967	13.354	2223	13.093	13.518	10529	13.326	13.766	74
LVIP Government Money Market
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.300	10.192	16	9.953	9.877	61	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.192	10.088	17	9.877	9.801	154	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.088	9.985	117	9.801	9.725	215	10.215	10.208	47
2014	N/A	N/A	N/A	9.985	9.884	60	9.725	9.650	189	10.208	10.135	21
2015	10.011	9.971	34	9.884	9.783	75	9.650	9.575	331	10.135	10.061	7
2016	9.971	9.850	10	9.783	9.683	120	9.575	9.502	201	N/A	N/A	N/A
LVIP Invesco Diversified Equity-Income Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.847	9.660	8	10.327	9.700	10	10.271	9.708	1*
2016	N/A	N/A	N/A	9.660	10.587	35	9.700	10.657	19	9.708	10.671	1*
LVIP Invesco Select Equity Managed Volatility
2014	N/A	N/A	N/A	9.906	10.339	7	10.013	10.365	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.339	9.320	7	10.365	9.367	3	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.320	9.763	7	9.367	9.837	13	N/A	N/A	N/A
LVIP JPMorgan High Yield
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.829	10.965	1*	10.842	11.001	13	10.859	11.044	35	N/A	N/A	N/A
2012	10.965	12.414	1*	11.001	12.479	42	11.044	12.560	184	11.173	12.578	1*
2013	12.414	13.032	3	12.479	13.127	94	12.560	13.245	328	12.578	13.270	19
2014	13.032	13.203	10	13.127	13.325	146	13.245	13.479	445	13.270	13.511	22
2015	13.203	12.494	13	13.325	12.635	171	13.479	12.813	486	13.511	12.851	22
2016	12.494	13.940	14	12.635	14.126	174	12.813	14.360	465	12.851	14.410	23

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP JPMorgan Select Mid Cap Value Managed Volatility
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.048	11.180	3	N/A	N/A	N/A
2011	9.209	8.913	3	9.275	8.994	4	11.180	10.869	27	N/A	N/A	N/A
2012	8.913	9.987	1*	8.994	10.098	4	10.869	12.234	32	9.897	10.260	1*
2013	9.987	12.217	1*	10.098	12.378	7	12.234	15.033	58	N/A	N/A	N/A
2014	12.217	13.012	1*	12.378	13.210	6	15.033	16.083	59	N/A	N/A	N/A
2015	13.012	11.827	20	13.210	12.031	13	16.083	14.684	65	13.612	12.334	1*
2016	11.827	12.815	9	12.031	13.062	29	14.684	15.984	130	12.334	13.432	1*
LVIP MFS International Equity Managed Volatility
2013	N/A	N/A	N/A	9.549	10.084	3	10.103	10.100	5	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.084	9.246	4	10.100	9.284	14	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.246	9.138	4	9.284	9.198	35	9.835	9.210	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.198	8.983	48	9.210	9.000	1*
LVIP MFS International Growth
2010	N/A	N/A	N/A	8.238	8.441	13	12.046	12.376	31	8.536	8.533	1*
2011	8.380	7.440	16	8.441	7.509	512	12.376	11.037	1,281	8.533	7.614	9
2012	7.440	8.752	16	7.509	8.851	481	11.037	13.042	1,206	7.614	9.001	54
2013	8.752	9.794	18	8.851	9.925	500	13.042	14.661	1,189	9.001	10.124	9
2014	9.794	9.161	24	9.925	9.302	537	14.661	13.775	1230	10.124	9.517	10
2015	9.161	9.142	25	9.302	9.301	502	13.775	13.808	1151	9.517	9.544	9
2016	9.142	9.155	25	9.301	9.333	481	13.808	13.891	1106	9.544	9.606	9
LVIP MFS Value
2010	N/A	N/A	N/A	8.290	8.564	37	10.618	10.915	112	8.670	8.658	1*
2011	8.503	8.367	48	8.564	8.445	2,004	10.915	10.790	6,204	8.658	8.563	49
2012	8.367	9.589	54	8.445	9.697	2,415	10.790	12.421	7,952	8.563	9.862	67
2013	9.589	12.843	60	9.697	13.014	2,269	12.421	16.712	7,117	9.862	13.275	108
2014	12.843	13.982	82	13.014	14.196	2275	16.712	18.275	6720	13.275	14.524	117
2015	13.982	13.699	90	14.196	13.937	2164	18.275	17.986	6299	14.524	14.301	130
2016	13.699	15.393	91	13.937	15.691	1970	17.986	20.301	5630	14.301	16.151	123
LVIP Mondrian International Value
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.729	8.253	1*	11.541	10.939	9	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.253	8.930	1*	10.939	11.865	11	N/A	N/A	N/A
2013	13.285	14.396	12	8.930	10.742	479	11.865	14.309	1,274	10.096	10.974	8
2014	14.396	13.824	17	10.742	10.335	479	14.309	13.802	1256	10.974	10.590	8
2015	13.824	13.104	17	10.335	9.817	475	13.802	13.142	1203	10.590	10.089	7
2016	13.104	13.427	18	9.817	10.079	447	13.142	13.528	1146	10.089	10.390	8
LVIP Multi-Manager Global Equity Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.117	9.853	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.853	9.081	28	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.081	9.507	37	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond
2014	N/A	N/A	N/A	10.004	9.934	30	10.007	9.950	28	N/A	N/A	N/A
2015	10.002	9.937	2	9.934	9.970	53	9.950	10.011	101	10.350	10.019	1*
2016	9.937	10.047	12	9.970	10.100	69	10.011	10.167	167	10.019	10.180	2
LVIP Select Core Equity Managed Volatility
2013	N/A	N/A	N/A	10.227	11.093	5	10.126	11.111	28	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.093	11.615	3	11.111	11.663	61	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.615	10.902	5	11.663	10.974	75	11.782	10.990	1*
2016	N/A	N/A	N/A	10.902	11.459	6	10.974	11.564	72	10.990	11.586	1*
LVIP SSGA Bond Index
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.320	12.001	3	10.194	10.832	5	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.001	12.302	23	10.832	11.133	121	12.305	12.471	1*
2013	N/A	N/A	N/A	12.302	11.832	30	11.133	10.733	127	12.471	12.029	1*
2014	N/A	N/A	N/A	11.832	12.350	31	10.733	11.232	121	12.029	12.594	6
2015	12.206	12.039	2	12.350	12.221	37	11.232	11.142	128	12.594	12.500	8
2016	12.039	12.131	10	12.221	12.340	57	11.142	11.279	191	12.500	12.659	7

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Conservative Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.089	11.493	33	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.578	12.043	16	11.493	12.146	23	11.354	12.167	2
2014	N/A	N/A	N/A	12.043	12.449	17	12.146	12.587	12	12.167	12.615	2
2015	N/A	N/A	N/A	12.449	12.173	23	12.587	12.339	44	12.615	12.372	2
2016	N/A	N/A	N/A	12.173	12.617	23	12.339	12.821	94	12.372	12.862	2
LVIP SSGA Conservative Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.418	10.571	1*	10.429	10.609	41	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.571	11.307	56	10.609	11.375	84	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.307	11.950	59	11.375	12.052	97	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.950	12.448	61	12.052	12.587	164	N/A	N/A	N/A
2015	11.907	11.929	8	12.448	12.059	64	12.587	12.224	157	N/A	N/A	N/A
2016	11.929	12.555	14	12.059	12.717	89	12.224	12.923	176	N/A	N/A	N/A
LVIP SSGA Developed International 150
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.494	8.234	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.234	9.237	1*	11.023	11.497	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.237	10.969	3	11.497	13.688	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.969	10.925	4	13.688	13.667	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.925	10.321	5	13.667	12.944	3	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.321	11.179	5	12.944	14.056	3	N/A	N/A	N/A
LVIP SSGA Emerging Markets 100
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	14.351	12.049	1*	12.975	10.920	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.049	13.399	2	10.920	12.175	10	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.399	12.852	2	12.175	11.707	10	N/A	N/A	N/A
2014	13.037	12.100	3	12.852	12.258	2	11.707	11.194	12	N/A	N/A	N/A
2015	12.100	9.889	3	12.258	10.037	3	11.194	9.189	20	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.037	11.438	2	9.189	10.498	21	10.696	11.744	1*
LVIP SSGA Global Tactical Allocation Managed Volatility
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.979	11.033	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.155	9.056	136	11.033	10.941	361	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.056	9.936	103	10.941	12.035	309	9.793	10.120	1*
2013	N/A	N/A	N/A	9.936	10.770	81	12.035	13.077	311	10.120	11.002	1*
2014	N/A	N/A	N/A	10.770	11.052	88	13.077	13.454	308	11.002	11.325	1*
2015	N/A	N/A	N/A	11.052	10.199	84	13.454	12.446	292	11.325	10.482	1*
2016	N/A	N/A	N/A	10.199	10.633	134	12.446	13.008	298	N/A	N/A	N/A
LVIP SSGA International Index
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.852	10.277	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.277	12.011	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.533	10.302	8	12.011	14.382	20	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.302	9.575	4	14.382	13.400	24	N/A	N/A	N/A
2015	10.133	9.197	1*	9.575	9.336	6	13.400	13.098	25	N/A	N/A	N/A
2016	9.197	9.150	1*	9.336	9.307	11	13.098	13.090	24	N/A	N/A	N/A
LVIP SSGA International Managed Volatility
2014	N/A	N/A	N/A	9.956	9.223	1*	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.223	8.784	1*	9.489	8.828	6	N/A	N/A	N/A
2016	8.349	8.311	1*	8.784	8.361	11	8.828	8.424	94	N/A	N/A	N/A
LVIP SSGA Large Cap 100
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.987	11.097	1*	11.018	11.156	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.097	12.293	2	11.156	12.389	18	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.293	16.483	2	12.389	16.653	24	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.483	18.992	5	16.653	19.236	25	N/A	N/A	N/A
2015	18.480	17.604	2	18.992	17.871	7	19.236	18.146	24	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.871	21.437	6	18.146	21.822	29	17.179	21.992	1*

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Large Cap Managed Volatility
2013	N/A	N/A	N/A	10.599	10.922	1*	10.453	10.940	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.922	11.482	4	10.940	11.529	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.482	10.749	14	11.529	10.820	8	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.749	11.480	14	10.820	11.585	15	N/A	N/A	N/A
LVIP SSGA Moderate Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.688	10.552	7	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.133	11.594	4	10.552	11.664	52	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.594	12.871	5	11.664	12.981	57	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.871	13.265	13	12.981	13.412	46	N/A	N/A	N/A
2015	13.317	12.763	23	13.265	12.902	34	13.412	13.078	69	N/A	N/A	N/A
2016	12.763	13.407	22	12.902	13.581	46	13.078	13.800	89	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.579	10.473	5	10.590	10.510	28	N/A	N/A	N/A
2012	11.158	11.372	60	10.473	11.427	24	10.510	11.497	188	11.118	11.511	2
2013	11.372	12.639	88	11.427	12.725	79	11.497	12.834	389	11.511	12.856	17
2014	12.639	13.142	105	12.725	13.259	103	12.834	13.406	513	12.856	13.436	16
2015	13.142	12.597	115	13.259	12.734	121	13.406	12.908	615	13.436	12.943	15
2016	12.597	13.561	124	12.734	13.736	184	12.908	13.958	725	12.943	14.003	13
LVIP SSGA Moderately Aggressive Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.646	11.660	23	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.660	13.247	27	N/A	N/A	N/A
2014	13.133	13.366	1*	N/A	N/A	N/A	13.247	13.634	49	N/A	N/A	N/A
2015	13.366	12.899	2	13.769	13.039	3	13.634	13.217	52	N/A	N/A	N/A
2016	12.899	13.644	2	13.039	13.820	3	13.217	14.043	58	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.866	10.517	2	10.875	10.547	1*	10.886	10.584	68	N/A	N/A	N/A
2012	10.517	11.541	13	10.547	11.596	19	10.584	11.667	137	N/A	N/A	N/A
2013	11.541	13.093	13	11.596	13.183	27	11.667	13.296	158	N/A	N/A	N/A
2014	13.093	13.579	14	13.183	13.700	54	13.296	13.852	182	N/A	N/A	N/A
2015	13.579	12.911	18	13.700	13.052	71	13.852	13.230	188	13.034	13.265	1*
2016	12.911	14.051	27	13.052	14.232	71	13.230	14.463	202	N/A	N/A	N/A
LVIP SSGA S&P 500 Index
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	9.936	9.969	1*	8.755	8.802	6	11.105	11.192	10	N/A	N/A	N/A
2012	9.969	11.358	1*	8.802	10.048	19	11.192	12.808	24	N/A	N/A	N/A
2013	11.358	14.770	1*	10.048	13.093	56	12.808	16.731	73	N/A	N/A	N/A
2014	14.770	16.504	1*	13.093	14.659	59	16.731	18.780	66	N/A	N/A	N/A
2015	16.504	16.448	1*	14.659	14.639	37	18.780	18.801	59	15.076	15.044	2
2016	16.448	18.108	5	14.639	16.149	36	18.801	20.792	125	15.044	16.646	2
LVIP SSGA Small-Cap Index
2010	N/A	N/A	N/A	9.129	9.268	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.268	8.731	4	11.235	10.611	9	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.731	9.988	7	10.611	12.169	17	8.909	10.158	1*
2013	11.547	13.418	3	9.988	13.597	37	12.169	16.607	79	10.158	13.870	19
2014	13.418	13.836	3	13.597	14.049	38	16.607	17.202	73	13.870	14.374	19
2015	13.836	12.988	3	14.049	13.213	36	17.202	16.219	69	14.374	13.560	19
2016	12.988	15.440	1*	13.213	15.740	32	16.219	19.369	63	13.560	16.201	19
LVIP SSGA Small-Mid Cap 200
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	13.676	13.201	1*	11.256	10.893	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	13.201	14.832	1*	10.893	12.269	8	N/A	N/A	N/A
2013	N/A	N/A	N/A	14.832	19.691	1*	12.269	16.329	7	N/A	N/A	N/A
2014	N/A	N/A	N/A	19.691	20.273	1*	16.329	16.854	10	N/A	N/A	N/A
2015	N/A	N/A	N/A	20.273	18.641	2	16.854	15.536	17	20.625	19.068	1*
2016	N/A	N/A	N/A	18.641	23.937	2	15.536	20.000	17	19.068	24.558	1*

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA SMID Cap Managed Volatility
2013	N/A	N/A	N/A	10.401	11.191	4	10.905	11.208	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.191	10.893	4	11.208	10.938	13	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.893	9.819	10	10.938	9.884	19	11.133	9.896	1*
2016	N/A	N/A	N/A	9.819	11.184	22	9.884	11.287	53	9.896	11.305	1*
LVIP T. Rowe Price Growth Stock
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	9.235	8.947	3	9.302	9.030	29	11.508	11.200	50	N/A	N/A	N/A
2012	8.947	10.428	3	9.030	10.546	35	11.200	13.113	77	N/A	N/A	N/A
2013	10.428	14.284	3	10.546	14.475	42	13.113	18.043	87	13.937	14.765	1*
2014	14.284	15.298	8	14.475	15.532	43	18.043	19.410	93	14.765	15.891	1*
2015	15.298	16.686	11	15.532	16.976	51	19.410	21.267	111	15.891	17.421	2
2016	16.686	16.667	12	16.976	16.991	54	21.267	21.339	113	17.421	17.488	2
LVIP T. Rowe Price Structured Mid-Cap Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.998	11.947	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.521	10.931	16	11.947	11.365	48	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.931	12.550	15	11.365	13.080	66	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.550	16.698	13	13.080	17.446	64	16.267	17.058	1*
2014	20.499	21.570	4	16.698	18.391	13	17.446	19.264	68	N/A	N/A	N/A
2015	21.570	21.696	4	18.391	18.535	12	19.264	19.463	60	20.322	19.049	1*
2016	21.696	22.988	4	18.535	19.678	10	19.463	20.715	65	19.049	20.284	1*
LVIP U.S. Growth Allocation Managed Risk
2015	9.935	9.540	2	10.028	9.553	57	10.070	9.569	500	9.992	9.572	3
2016	9.540	9.781	4	9.553	9.813	403	9.569	9.854	1621	9.572	9.863	14
LVIP Vanguard Domestic Equity ETF
2011	N/A	N/A	N/A	8.633	9.382	1*	10.088	9.397	19	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.382	10.665	11	9.397	10.709	70	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.665	13.741	11	10.709	13.832	80	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.741	15.220	19	13.832	15.359	84	N/A	N/A	N/A
2015	15.449	14.839	1*	15.220	14.977	22	15.359	15.152	87	15.743	15.187	1*
2016	14.839	16.393	1*	14.977	16.579	26	15.152	16.813	88	15.187	16.861	1*
LVIP Vanguard International Equity ETF
2011	N/A	N/A	N/A	8.452	8.371	1*	9.917	8.385	12	8.647	8.387	1*
2012	N/A	N/A	N/A	8.371	9.861	6	8.385	9.901	51	8.387	9.909	1*
2013	N/A	N/A	N/A	9.861	11.169	6	9.901	11.243	66	9.909	11.258	1*
2014	N/A	N/A	N/A	11.169	10.513	6	11.243	10.609	85	11.258	10.628	1*
2015	N/A	N/A	N/A	10.513	10.072	17	10.609	10.189	91	10.628	10.212	1*
2016	N/A	N/A	N/A	10.072	10.311	30	10.189	10.457	87	10.212	10.486	1*
LVIP VIP Mid Cap Managed Volatility(7)
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.862	9.577	7	10.426	9.616	7	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.577	10.411	7	9.616	10.478	7	N/A	N/A	N/A
LVIP Wellington Capital Growth
2010	N/A	N/A	N/A	9.443	9.680	20	11.437	11.665	63	9.797	9.786	1*
2011	9.613	8.616	24	9.680	8.694	985	11.665	10.503	3,190	9.786	8.815	24
2012	8.616	10.106	27	8.694	10.218	1,185	10.503	12.375	4,012	8.815	10.392	33
2013	10.106	13.541	30	10.218	13.718	1,070	12.375	16.655	3,514	10.392	13.992	45
2014	13.541	14.856	32	13.718	15.080	993	16.655	18.355	3119	13.992	15.429	45
2015	14.856	16.014	29	15.080	16.288	889	18.355	19.875	2703	15.429	16.714	40
2016	16.014	15.791	29	16.288	16.094	839	19.875	19.687	2550	16.714	16.565	42
LVIP Wellington Mid-Cap Value
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.723	7.808	19	11.616	10.423	34	N/A	N/A	N/A
2012	N/A	N/A	N/A	7.808	9.566	21	10.423	12.803	41	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.566	12.668	16	12.803	16.996	44	12.293	12.921	1*
2014	N/A	N/A	N/A	12.668	13.540	15	16.996	18.212	48	12.921	13.853	1*
2015	N/A	N/A	N/A	13.540	13.163	18	18.212	17.749	45	13.853	13.508	1*
2016	12.242	14.413	8	13.163	14.691	24	17.749	19.859	58	13.508	15.121	1*

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
MFS® VIT Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.807	9.650	8	11.375	11.221	43	N/A	N/A	N/A
2012	10.065	11.079	2	9.650	11.180	9	11.221	13.032	57	N/A	N/A	N/A
2013	11.079	14.934	2	11.180	15.100	14	13.032	17.647	65	14.796	15.352	1*
2014	14.934	16.030	7	15.100	16.240	51	17.647	19.027	142	15.352	16.561	2
2015	16.030	16.987	13	16.240	17.244	74	19.027	20.253	171	16.561	17.637	3
2016	16.987	17.141	17	17.244	17.436	77	20.253	20.530	185	17.637	17.887	3
MFS® VIT Total Return(5)
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.505	10.697	3	10.260	10.260	1*
2011	N/A	N/A	N/A	10.134	10.187	53	10.697	10.780	146	10.260	10.345	1*
2012	N/A	N/A	N/A	10.187	11.183	56	10.780	11.863	152	10.345	11.390	1*
2013	N/A	N/A	N/A	11.183	12.411	55	11.863	13.178	147	11.390	12.654	1*
MFS® VIT Total Return
2016	15.376	16.116	1*	14.419	14.914	9	15.425	15.975	19	N/A	N/A	N/A
MFS® VIT Utilities
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.434	11.672	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.914	12.557	28	11.672	12.332	128	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.557	14.068	38	12.332	13.850	183	12.728	14.328	12
2013	N/A	N/A	N/A	14.068	16.735	41	13.850	16.517	177	14.328	17.096	1*
2014	24.889	25.295	2	16.735	18.624	48	16.517	18.428	171	17.096	19.084	1*
2015	25.295	21.294	4	18.624	15.710	49	18.428	15.584	201	19.084	16.146	1*
2016	21.294	23.392	2	15.710	17.293	50	15.584	17.197	192	16.146	17.826	1*
PIMCO VIT CommodityRealReturn Strategy
2010	N/A	N/A	N/A	14.861	15.425	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	15.375	14.039	2	15.425	14.112	11	13.265	12.166	13	N/A	N/A	N/A
2012	14.039	14.575	2	14.112	14.681	12	12.166	12.688	12	N/A	N/A	N/A
2013	14.575	12.275	1*	14.681	12.389	11	12.688	10.734	13	N/A	N/A	N/A
2014	12.275	9.866	1*	12.389	9.977	9	10.734	8.666	13	11.721	10.147	1*
2015	9.866	7.243	2	9.977	7.339	10	8.666	6.391	23	N/A	N/A	N/A
2016	7.243	8.216	15	7.339	8.343	13	6.391	7.283	24	N/A	N/A	N/A
Templeton Global Bond VIP
2014	N/A	N/A	N/A	18.205	17.784	1*	10.061	9.944	14	18.455	18.222	1*
2015	N/A	N/A	N/A	17.784	16.841	3	9.944	9.440	32	18.222	17.308	1*
2016	17.031	18.110	1*	16.841	17.154	1*	9.440	9.640	45	17.308	17.683	1*
*	The numbers of accumulation units less than 500 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for both the ChoicePlus Assurance A Share and ChoicePlus Assurance A Class.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(4)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(6)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(7)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.

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Appendix C—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and number of Accumulation Units for contracts purchased as part of a Fee-Based Financial Plan on or after June 30, 2010 for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.
	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
AB VPS Global Thematic Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.132	8.471	9	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.471	9.530	12	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.530	11.639	11	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.639	12.120	11	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.723	12.085	11	12.120	12.360	14	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.360	12.172	12	N/A	N/A	N/A
AB VPS Growth and Income(1)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS International Value(2)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS Small/Mid Cap Value
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.448	10.367	1*	11.567	10.501	13	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.367	12.172	10	10.501	12.360	26	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.172	16.603	1*	12.360	16.901	35	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.603	17.926	2	16.901	18.294	31	15.661	17.663	1*
2015	N/A	N/A	N/A	17.926	16.754	2	18.294	17.140	30	17.663	16.558	3
2016	N/A	N/A	N/A	16.754	20.720	6	17.140	21.251	33	16.558	20.539	2
American Century VP Balanced
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.312	10.454	1*	N/A	N/A	N/A
American Funds Global Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Small Capitalization
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
C-1

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
American Funds Growth-Income
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds International
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
BlackRock Global Allocation V.I.
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.694	12.153	208	N/A	N/A	N/A
2012	12.890	13.063	2	12.731	13.158	8	12.153	13.278	241	N/A	N/A	N/A
2013	13.063	14.783	2	13.158	14.920	9	13.278	15.093	255	N/A	N/A	N/A
2014	14.783	14.904	2	14.920	15.073	10	15.093	15.285	253	13.217	13.342	6
2015	14.904	14.593	2	15.073	14.788	6	15.285	15.034	266	13.342	13.130	6
2016	14.593	14.983	2	14.788	15.213	5	15.034	15.505	194	13.130	13.548	3
ClearBridge Variable Mid Cap
2014	N/A	N/A	N/A	10.052	10.590	1*	10.654	10.607	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.590	10.704	1*	10.607	10.748	14	10.763	10.756	2
2016	N/A	N/A	N/A	10.704	11.574	1*	10.748	11.651	4	10.756	11.666	3
Delaware VIP Diversified Income
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	13.728	14.479	58	N/A	N/A	N/A
2012	14.778	15.344	1*	14.319	15.142	9	14.479	15.374	134	N/A	N/A	N/A
2013	15.344	14.960	1*	15.142	14.793	15	15.374	15.057	201	11.265	11.369	4
2014	14.960	15.534	1*	14.793	15.391	43	15.057	15.705	233	11.369	11.864	14
2015	15.534	15.158	6	15.391	15.049	15	15.705	15.394	268	11.864	11.635	25
2016	15.158	15.484	1*	15.049	15.404	17	15.394	15.797	297	11.635	11.945	29
Delaware VIP Emerging Markets
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.921	12.017	8	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.017	9.551	33	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.583	10.684	1*	9.551	10.835	41	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.684	11.632	1*	10.835	11.826	49	12.321	12.262	1*
2014	N/A	N/A	N/A	11.632	10.576	2	11.826	10.779	61	12.262	11.181	3
2015	N/A	N/A	N/A	10.576	8.932	1*	10.779	9.127	49	11.181	9.472	7
2016	N/A	N/A	N/A	8.932	10.063	1*	9.127	10.308	45	9.472	10.703	6
Delaware VIP Limited-Term Diversified Income
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.948	11.896	13	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.775	11.966	1*	11.896	12.121	42	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.966	12.160	3	12.121	12.347	39	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.160	11.891	2	12.347	12.104	146	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.891	11.955	11	12.104	12.199	139	10.392	10.455	22
2015	N/A	N/A	N/A	11.955	11.922	4	12.199	12.196	139	10.455	10.458	18
2016	N/A	N/A	N/A	11.922	12.020	10	12.196	12.327	148	10.458	10.575	11
Delaware VIP REIT
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.550	9.397	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.397	10.887	7	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.189	10.829	1*	10.887	11.024	12	14.458	14.281	1*
2014	N/A	N/A	N/A	10.829	13.857	1*	11.024	14.142	32	14.281	18.329	3
2015	15.649	15.747	1*	13.857	14.217	2	14.142	14.545	40	18.329	18.861	3
2016	N/A	N/A	N/A	14.217	14.881	2	14.545	15.262	38	18.861	19.801	5
C-2

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP Small Cap Value
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.323	11.844	8	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.769	11.478	11	11.844	11.580	23	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.478	12.926	1*	11.580	13.073	25	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.926	17.059	1*	13.073	17.297	28	N/A	N/A	N/A
2014	N/A	N/A	N/A	17.059	17.856	6	17.297	18.150	31	16.502	18.075	1*
2015	N/A	N/A	N/A	17.856	16.552	2	18.150	16.867	29	18.075	16.806	2
2016	N/A	N/A	N/A	16.552	21.503	5	16.867	21.968	25	16.806	21.899	2
Delaware VIP Smid Cap Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.642	12.450	9	11.763	12.610	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.450	13.660	2	12.610	13.870	5	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.660	19.084	1*	13.870	19.427	8	N/A	N/A	N/A
2014	N/A	N/A	N/A	19.084	19.456	1*	19.427	19.855	15	N/A	N/A	N/A
2015	N/A	N/A	N/A	19.456	20.691	7	19.855	21.168	25	N/A	N/A	N/A
2016	N/A	N/A	N/A	20.691	22.149	1*	21.168	22.717	25	23.434	23.694	1*
Delaware VIP U.S. Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.043	10.700	11	10.147	10.838	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.700	12.296	4	10.838	12.485	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.296	16.383	3	12.485	16.677	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.383	18.263	3	16.677	18.638	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	18.263	19.019	8	18.638	19.457	3	N/A	N/A	N/A
2016	N/A	N/A	N/A	19.019	17.813	1*	19.457	18.269	4	N/A	N/A	N/A
Delaware VIP Value
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.644	9.360	12	8.734	9.480	8	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.480	10.779	7	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.491	14.031	2	10.779	14.283	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.031	15.811	1*	14.283	16.134	12	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.811	15.569	3	16.134	15.927	25	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.569	17.639	1*	15.927	18.090	52	23.260	23.544	1*
Deutsche Alternative Asset Allocation VIP
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.874	12.392	6	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	12.392	13.464	13	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.009	13.322	1*	13.464	13.477	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.322	13.630	1*	13.477	13.823	16	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.630	12.625	1*	13.823	12.835	17	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.625	13.136	1*	12.835	13.388	12	10.967	11.599	1*
Fidelity VIP Contrafund
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.322	9.945	1*	10.429	10.073	58	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.945	11.447	4	10.073	11.623	89	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.447	14.856	4	11.623	15.122	108	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.856	16.438	5	15.122	16.775	103	16.260	18.356	1*
2015	17.831	17.132	6	16.438	16.359	5	16.775	16.735	116	18.356	18.322	5
2016	N/A	N/A	N/A	16.359	17.466	3	16.735	17.912	113	18.322	19.620	4
Fidelity VIP Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.264	11.316	2	11.412	11.488	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.488	15.522	4	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.949	16.780	8	15.522	17.120	8	N/A	N/A	N/A
2015	N/A	N/A	N/A	16.780	17.778	1*	17.120	18.183	12	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.778	17.715	1*	18.183	18.165	12	21.061	21.170	1*
C-3

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Fidelity VIP Mid Cap
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.320	12.348	8	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.222	10.798	1*	12.348	10.937	42	N/A	N/A	N/A
2012	12.389	12.619	1*	10.798	12.259	4	10.937	12.448	51	N/A	N/A	N/A
2013	12.619	16.957	1*	12.259	16.507	14	12.448	16.804	53	15.334	16.186	1*
2014	16.957	17.783	1*	16.507	17.346	6	16.804	17.702	52	16.186	17.060	1*
2015	17.783	17.302	1*	17.346	16.911	14	17.702	17.301	67	17.060	16.682	2
2016	17.302	19.154	1*	16.911	18.758	4	17.301	19.238	68	16.682	18.559	3
Fidelity VIP Overseas(3)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.643	7.920	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	7.920	9.472	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.472	10.610	1*	N/A	N/A	N/A
Franklin Income VIP
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.080	11.270	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.775	12.423	1*	11.270	12.614	25	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.423	14.028	1*	12.614	14.280	19	N/A	N/A	N/A
2014	15.692	15.059	7	14.028	14.544	1*	14.280	14.842	48	N/A	N/A	N/A
2015	15.059	13.844	12	14.544	13.397	1*	14.842	13.706	60	N/A	N/A	N/A
2016	13.844	15.612	14	13.397	15.139	1*	13.706	15.526	49	N/A	N/A	N/A
Franklin Mutual Shares VIP
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.024	8.850	2	9.117	8.964	45	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.850	10.020	5	8.964	10.174	86	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.020	12.736	5	10.174	12.965	85	14.889	15.416	1*
2014	N/A	N/A	N/A	12.736	13.521	5	12.965	13.798	92	15.416	16.415	2
2015	N/A	N/A	N/A	13.521	12.738	2	13.798	13.032	81	16.415	15.512	8
2016	N/A	N/A	N/A	12.738	14.652	2	13.032	15.027	74	15.512	17.895	5
FTVIPT Franklin Small-Mid Cap Growth Securities(4)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. International Growth
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.285	9.671	14	9.401	9.674	3
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.671	9.357	14	9.674	9.365	3
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.357	9.232	26	9.365	9.244	2
JPMorgan Insurance Trust Global Allocation
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.423	9.482	24	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.482	9.971	16	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility
2014	10.830	11.253	1*	10.136	11.275	1*	10.354	11.303	8	10.424	11.309	1*
2015	N/A	N/A	N/A	11.275	10.700	1*	11.303	10.754	34	11.309	10.765	1*
2016	N/A	N/A	N/A	10.700	12.453	10	10.754	12.547	43	10.765	12.566	1*
LVIP American Global Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.484	12.422	8	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.422	11.199	8	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.152	13.502	10	11.199	13.586	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.502	17.220	9	13.586	17.370	10	16.444	17.401	1*
2014	N/A	N/A	N/A	17.220	17.385	4	17.370	17.580	13	17.401	17.619	1*
2015	N/A	N/A	N/A	17.385	18.362	6	17.580	18.615	39	17.619	18.674	1*
2016	N/A	N/A	N/A	18.362	18.240	5	18.615	18.538	22	18.674	18.604	1*
LVIP American Global Small Capitalization
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.810	10.248	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.602	11.914	1*	10.248	11.989	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.914	15.088	10	11.989	15.221	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	15.088	15.206	6	15.221	15.378	11	N/A	N/A	N/A
2015	14.720	14.883	4	15.206	15.047	14	15.378	15.256	22	17.570	15.298	1*
2016	N/A	N/A	N/A	15.047	15.163	6	15.256	15.412	13	15.298	15.462	2
C-4

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP American Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.539	11.875	31	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.528	13.770	2	11.875	13.857	34	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.770	17.693	4	13.857	17.849	32	17.100	17.880	1*
2014	N/A	N/A	N/A	17.693	18.960	7	17.849	19.176	35	17.880	19.218	3
2015	N/A	N/A	N/A	18.960	20.006	14	19.176	20.283	50	19.218	20.339	4
2016	19.586	21.352	10	20.006	21.631	7	20.283	21.986	54	20.339	22.057	3
LVIP American Growth-Income
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.221	11.871	5	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.887	13.718	2	11.871	13.804	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.718	18.084	4	13.804	18.243	26	17.384	18.275	1*
2014	18.990	19.584	4	18.084	19.762	9	18.243	19.985	31	18.275	20.029	1*
2015	19.584	19.587	5	19.762	19.804	10	19.985	20.078	53	N/A	N/A	N/A
2016	19.587	21.534	10	19.804	21.816	10	20.078	22.173	44	19.770	22.241	2
LVIP American International
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.774	12.315	8	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.299	10.442	1*	12.315	10.482	36	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.442	12.154	3	10.482	12.232	40	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.154	14.593	4	12.232	14.724	56	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.593	14.028	10	14.724	14.189	63	14.188	14.221	6
2015	N/A	N/A	N/A	14.028	13.230	10	14.189	13.415	60	14.221	13.452	2
2016	N/A	N/A	N/A	13.230	13.524	10	13.415	13.748	45	13.452	13.792	3
LVIP Baron Growth Opportunities
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.651	10.980	1*	10.761	11.121	8	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.980	12.867	9	11.121	13.065	20	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.867	17.861	9	13.065	18.181	25	N/A	N/A	N/A
2014	N/A	N/A	N/A	17.861	18.560	3	18.181	18.940	27	18.795	20.533	3
2015	18.829	19.280	3	18.560	17.516	3	18.940	17.919	31	20.533	19.436	2
2016	N/A	N/A	N/A	17.516	18.326	3	17.919	18.795	31	19.436	20.396	1*
LVIP BlackRock Dividend Value Managed Volatility
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.204	8.887	18	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.887	10.303	37	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.109	11.858	3	10.303	12.071	86	13.421	14.735	2
2014	N/A	N/A	N/A	11.858	12.131	7	12.071	12.380	99	14.735	15.120	7
2015	N/A	N/A	N/A	12.131	11.410	3	12.380	11.673	126	15.120	14.264	2
2016	N/A	N/A	N/A	11.410	12.628	8	11.673	12.951	185	14.264	15.834	2
LVIP BlackRock Emerging Markets Managed Volatility(6)
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.237	11.008	10	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.802	10.014	1*	11.008	10.048	39	10.076	10.055	1*
2014	10.371	9.371	1*	10.014	9.415	7	10.048	9.470	71	10.055	9.482	7
2015	N/A	N/A	N/A	9.415	7.911	7	9.470	7.977	109	9.482	7.991	7
2016	N/A	N/A	N/A	7.911	8.368	9	7.977	8.458	126	7.991	8.476	5
LVIP BlackRock Global Allocation V.I. Managed Risk
2013	N/A	N/A	N/A	9.929	10.454	1*	9.819	10.471	88	N/A	N/A	N/A
2014	10.381	10.269	1*	10.454	10.303	7	10.471	10.345	259	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.303	9.736	3	10.345	9.800	332	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.736	9.889	3	9.800	9.980	331	9.702	9.998	2
LVIP BlackRock Global Growth ETF Allocation Managed Risk
2016	N/A	N/A	N/A	10.280	10.181	26	10.048	10.197	59	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.143	11.246	60	10.159	11.292	37	N/A	N/A	N/A
2012	11.319	11.780	1*	11.246	11.842	33	11.292	11.919	54	N/A	N/A	N/A
2013	11.780	10.652	1*	11.842	10.730	7	11.919	10.827	57	N/A	N/A	N/A
2014	10.652	10.839	2	10.730	10.940	10	10.827	11.067	58	N/A	N/A	N/A
2015	10.839	10.397	2	10.940	10.515	10	11.067	10.664	60	N/A	N/A	N/A
2016	10.397	10.626	2	10.515	10.767	10	10.664	10.947	74	N/A	N/A	N/A
C-5

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.091	10.483	7	N/A	N/A	N/A
LVIP BlackRock U.S. Opportunities Managed Volatility(7)
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.919	9.047	8	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.047	9.528	21	N/A	N/A	N/A
LVIP Blended Core Equity Managed Volatility
2014	N/A	N/A	N/A	10.639	10.501	2	10.166	10.527	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.527	10.016	43	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.710	10.731	3	10.016	10.812	55	10.248	10.829	1*
LVIP Blended Large Cap Growth Managed Volatility
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.297	11.414	2	11.447	11.590	15	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.414	14.160	4	11.590	14.415	34	13.402	14.823	2
2014	N/A	N/A	N/A	14.160	14.748	6	14.415	15.050	41	14.823	15.484	3
2015	N/A	N/A	N/A	14.748	14.774	1*	15.050	15.115	63	15.484	15.559	3
2016	N/A	N/A	N/A	14.774	14.414	2	15.115	14.783	94	15.559	15.225	3
LVIP Blended Mid Cap Managed Volatility
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.264	9.399	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.399	9.919	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.598	12.069	3	9.919	12.271	40	N/A	N/A	N/A
2014	10.614	10.891	4	12.069	11.058	12	12.271	11.271	69	14.411	13.387	1*
2015	N/A	N/A	N/A	11.058	10.473	8	11.271	10.701	84	13.387	12.716	1*
2016	N/A	N/A	N/A	10.473	10.586	11	10.701	10.845	140	12.716	12.894	1*
LVIP Clarion Global Real Estate
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	7.517	6.787	2	7.586	6.866	16	N/A	N/A	N/A
2012	N/A	N/A	N/A	6.787	8.366	3	6.866	8.485	30	N/A	N/A	N/A
2013	N/A	N/A	N/A	8.366	8.543	4	8.485	8.686	34	13.320	13.445	1*
2014	N/A	N/A	N/A	8.543	9.618	4	8.686	9.804	37	13.445	15.182	10
2015	N/A	N/A	N/A	9.618	9.392	1*	9.804	9.597	33	15.182	14.870	10
2016	N/A	N/A	N/A	9.392	9.396	1*	9.597	9.625	30	14.870	14.920	8
LVIP ClearBridge Large Cap Managed Volatility
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.735	9.305	22	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.305	9.561	35	N/A	N/A	N/A
LVIP Delaware Bond
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.726	13.562	30	N/A	N/A	N/A
2012	13.766	14.255	1*	13.625	14.097	5	13.562	14.314	89	N/A	N/A	N/A
2013	14.255	13.727	1*	14.097	13.601	13	14.314	13.845	65	11.234	11.261	4
2014	13.727	14.337	2	13.601	14.235	18	13.845	14.526	144	11.261	11.821	4
2015	14.337	14.185	7	14.235	14.112	10	14.526	14.437	285	11.821	11.754	4
2016	14.185	14.362	1*	14.112	14.317	21	14.437	14.683	327	11.754	11.960	6
LVIP Delaware Diversified Floating Rate
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.100	9.986	51	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.223	10.246	1*	9.986	10.314	78	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.246	10.206	4	10.314	10.299	182	10.269	10.318	6
2014	10.173	10.058	6	10.206	10.151	4	10.299	10.269	199	10.318	10.293	17
2015	10.058	9.851	3	10.151	9.963	3	10.269	10.104	228	10.293	10.132	17
2016	N/A	N/A	N/A	9.963	10.071	7	10.104	10.240	211	10.132	10.273	16
LVIP Delaware Social Awareness
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.412	9.355	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.355	10.651	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.651	14.272	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.272	16.237	9	16.105	16.570	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	16.237	15.930	1*	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.930	16.776	1*	14.495	17.204	2	N/A	N/A	N/A
C-6

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Delaware Special Opportunities
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.636	9.044	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.044	10.291	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.291	13.631	5	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.551	14.252	1*	13.631	14.525	5	N/A	N/A	N/A
2015	N/A	N/A	N/A	14.252	14.112	1*	14.525	14.418	34	N/A	N/A	N/A
2016	N/A	N/A	N/A	14.112	16.780	7	14.418	17.187	35	N/A	N/A	N/A
LVIP Dimensional International Core Equity
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.591	9.027	1*	8.751	9.030	4
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.027	9.349	12	9.030	9.357	10
LVIP Dimensional International Equity Managed Volatility
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.674	8.350	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.133	9.789	1*	8.350	9.828	9	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.789	11.140	1*	9.828	11.213	19	10.384	11.228	3
2014	11.460	10.113	11	11.140	10.186	1*	11.213	10.279	83	11.228	10.297	3
2015	10.113	9.581	5	10.186	9.670	1*	10.279	9.782	101	10.297	9.805	5
2016	N/A	N/A	N/A	9.670	9.748	1*	9.782	9.886	122	9.805	9.914	6
LVIP Dimensional U.S. Core Equity 1
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.355	9.372	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.372	10.701	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.701	14.118	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	15.161	15.502	3	14.118	15.818	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	15.818	15.346	1*	17.606	18.114	8
2016	N/A	N/A	N/A	N/A	N/A	N/A	15.346	17.382	11	18.114	20.528	11
LVIP Dimensional U.S. Core Equity 2
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.404	9.423	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.423	10.904	29	9.737	10.913	6
LVIP Dimensional U.S. Equity Managed Volatility
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.431	9.412	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.412	10.951	36	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.951	14.020	58	12.888	14.038	4
2014	14.224	14.311	8	14.370	14.415	1*	14.020	14.546	213	14.038	14.573	4
2015	N/A	N/A	N/A	N/A	N/A	N/A	14.546	13.319	208	14.573	13.350	1*
2016	N/A	N/A	N/A	13.062	14.464	3	13.319	14.669	225	13.350	14.711	1*
LVIP Dimensional/Vanguard Total Bond
2011	N/A	N/A	N/A	10.078	10.389	1*	10.339	10.406	7	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.389	10.655	4	10.406	10.698	41	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.655	10.242	6	10.698	10.309	62	10.368	10.323	5
2014	10.422	10.519	1*	10.242	10.596	11	10.309	10.692	337	10.323	10.712	5
2015	N/A	N/A	N/A	10.596	10.508	6	10.692	10.630	350	10.712	10.655	1*
2016	N/A	N/A	N/A	10.508	10.605	13	10.630	10.756	369	10.655	10.787	16
LVIP Franklin Templeton Global Equity Managed Volatility
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.079	7.739	1*	8.152	7.829	7	N/A	N/A	N/A
2012	N/A	N/A	N/A	7.739	9.273	14	7.829	9.405	32	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.273	10.995	9	9.405	11.178	111	14.522	15.494	2
2014	N/A	N/A	N/A	10.995	10.653	18	11.178	10.858	145	15.494	15.058	2
2015	N/A	N/A	N/A	10.653	9.686	9	10.858	9.897	123	15.058	13.732	2
2016	N/A	N/A	N/A	9.686	9.807	10	9.897	10.045	97	13.732	13.945	2
LVIP Franklin Templeton Value Managed Volatility
2014	N/A	N/A	N/A	10.025	10.340	1*	10.302	10.365	11	10.255	10.371	4
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.365	9.471	56	10.371	9.481	4
2016	N/A	N/A	N/A	9.398	10.363	1*	9.471	10.440	76	9.481	10.456	4
C-7

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Global Conservative Allocation Managed Risk
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.814	12.140	16	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.314	13.006	57	12.140	13.207	152	11.681	12.057	32
2013	N/A	N/A	N/A	13.006	14.111	63	13.207	14.365	118	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.111	14.744	66	14.365	15.047	137	13.683	13.750	4
2015	N/A	N/A	N/A	14.744	14.286	64	15.047	14.615	116	13.750	13.363	4
2016	N/A	N/A	N/A	14.286	14.830	58	14.615	15.211	106	13.363	13.914	2
LVIP Global Growth Allocation Managed Risk
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	11.545	11.697	2	10.354	11.064	57	10.475	11.234	553	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.064	12.419	105	11.234	12.642	1,473	N/A	N/A	N/A
2014	13.544	13.375	1*	12.419	12.702	122	12.642	12.962	1539	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.702	12.094	149	12.962	12.372	1447	14.012	13.316	4
2016	N/A	N/A	N/A	12.094	12.523	178	12.372	12.844	1224	13.316	13.830	1*
LVIP Global Income
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.623	11.615	2	11.673	11.694	44	N/A	N/A	N/A
2012	11.919	12.279	1*	11.615	12.365	6	11.694	12.481	78	N/A	N/A	N/A
2013	12.279	11.773	1*	12.365	11.879	37	12.481	12.020	103	11.041	11.096	2
2014	11.773	11.840	6	11.879	11.971	24	12.020	12.143	120	11.096	11.215	13
2015	11.840	11.445	1*	11.971	11.595	20	12.143	11.791	136	11.215	10.895	21
2016	11.445	11.349	1*	11.595	11.521	20	11.791	11.745	128	10.895	10.858	19
LVIP Global Moderate Allocation Managed Risk
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.272	11.301	2	N/A	N/A	N/A
2012	12.486	12.643	2	11.340	12.088	77	11.301	12.274	329	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.088	13.367	137	12.274	13.607	754	13.074	13.384	13
2014	N/A	N/A	N/A	13.367	13.762	136	13.607	14.044	1028	13.384	13.821	26
2015	N/A	N/A	N/A	13.762	13.145	140	14.044	13.448	1005	13.821	13.241	25
2016	N/A	N/A	N/A	13.145	13.559	99	13.448	13.905	836	13.241	13.699	22
LVIP Government Money Market
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.368	10.278	1*	10.475	10.410	20	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.278	10.189	2	10.410	10.346	35	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.189	10.100	1*	10.346	10.281	86	9.815	9.796	26
2014	N/A	N/A	N/A	10.100	10.012	1*	10.281	10.217	27	9.796	9.740	1*
2015	N/A	N/A	N/A	10.012	9.924	1*	10.217	10.153	43	9.740	9.681	3
2016	N/A	N/A	N/A	9.924	9.838	1*	10.153	10.090	140	9.681	9.626	2
LVIP Invesco Diversified Equity-Income Managed Volatility
2014	N/A	N/A	N/A	9.954	10.305	1*	10.018	10.321	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.305	9.684	2	10.321	9.724	28	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.684	10.629	2	9.724	10.700	58	9.948	10.715	1*
LVIP Invesco Select Equity Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.282	10.381	2	10.100	10.386	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.381	9.395	21	10.386	9.404	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.395	9.881	19	N/A	N/A	N/A
LVIP JPMorgan High Yield
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.869	11.073	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.073	12.611	17	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.744	13.198	2	12.611	13.318	34	13.272	13.343	1*
2014	N/A	N/A	N/A	13.198	13.418	3	13.318	13.574	28	13.343	13.605	1*
2015	N/A	N/A	N/A	13.418	12.743	3	13.574	12.923	57	13.605	12.959	1*
2016	N/A	N/A	N/A	12.743	14.267	3	12.923	14.505	41	12.959	14.553	4
C-8

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP JPMorgan Select Mid Cap Value Managed Volatility
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.401	9.152	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.973	10.173	11	9.152	10.317	21	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.173	12.488	3	10.317	12.697	44	13.972	15.142	1*
2014	12.419	13.160	1*	12.488	13.347	13	12.697	13.605	72	15.142	16.233	1*
2015	N/A	N/A	N/A	13.347	12.174	9	13.605	12.440	97	16.233	14.851	1*
2016	N/A	N/A	N/A	12.174	13.238	12	12.440	13.561	126	14.851	16.198	1*
LVIP MFS International Equity Managed Volatility
2013	N/A	N/A	N/A	9.823	10.092	1*	9.538	10.110	10	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.092	9.266	2	10.110	9.307	21	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.266	9.171	1*	9.307	9.234	78	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.171	8.948	4	9.234	9.032	100	9.183	9.050	1*
LVIP MFS International Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.564	7.649	8	N/A	N/A	N/A
2012	8.393	8.825	2	8.394	8.925	2	7.649	9.052	11	N/A	N/A	N/A
2013	8.825	9.892	2	8.925	10.024	2	9.052	10.191	8	N/A	N/A	N/A
2014	9.892	9.266	2	10.024	9.408	2	10.191	9.590	16	N/A	N/A	N/A
2015	9.266	9.261	2	9.408	9.422	2	9.590	9.627	18	N/A	N/A	N/A
2016	9.261	9.288	2	9.422	9.468	2	9.627	9.699	17	14.959	14.076	1*
LVIP MFS Value
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.963	8.689	17	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.689	8.602	26	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.602	9.918	12	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.592	13.144	3	9.918	13.363	31	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.144	14.359	4	13.363	14.635	26	17.594	18.448	1*
2015	N/A	N/A	N/A	14.359	14.118	5	14.635	14.425	59	18.448	18.193	4
2016	N/A	N/A	N/A	14.118	15.919	6	14.425	16.307	67	18.193	20.577	3
LVIP Mondrian International Value
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.874	8.423	10	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.423	9.150	5	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.980	10.857	1*	9.150	11.051	8	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.857	10.462	1*	11.051	10.676	5	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.462	9.952	2	10.676	10.181	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.952	10.234	2	10.181	10.495	12	13.640	13.708	1*
LVIP Multi-Manager Global Equity Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.147	9.103	8	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.103	9.545	7	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.008	9.960	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.023	9.994	42	9.960	10.035	77	10.059	10.044	5
2016	N/A	N/A	N/A	9.994	10.139	37	10.035	10.207	118	10.044	10.220	1*
LVIP Select Core Equity Managed Volatility
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.152	11.122	17	10.168	11.125	3
2014	N/A	N/A	N/A	11.242	11.644	2	11.122	11.692	74	11.125	11.701	5
2015	N/A	N/A	N/A	11.644	10.946	1*	11.692	11.018	138	11.701	11.032	5
2016	N/A	N/A	N/A	N/A	N/A	N/A	11.018	11.627	108	11.032	11.648	4
LVIP SSGA Bond Index
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.524	11.435	22	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.435	12.171	24	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	12.171	12.527	23	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.980	11.930	1*	12.527	12.096	31	10.863	10.813	4
2014	12.080	12.310	1*	11.930	12.472	4	12.096	12.677	48	10.813	11.338	9
2015	N/A	N/A	N/A	12.472	12.360	5	12.677	12.595	95	11.338	11.270	8
2016	N/A	N/A	N/A	12.360	12.499	11	12.595	12.768	117	11.270	11.430	4
C-9

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Conservative Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.482	10.669	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.669	11.535	10	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.535	12.208	81	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.208	12.671	84	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	12.671	12.439	83	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.439	12.945	85	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.436	10.631	17	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.631	11.417	16	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.417	12.114	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.114	12.670	33	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	12.670	12.324	33	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.324	13.048	28	N/A	N/A	N/A
LVIP SSGA Developed International 150
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.950	9.590	3	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.590	8.351	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.351	9.405	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.390	11.061	11	9.405	11.214	5	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.214	11.214	17	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	11.214	10.636	19	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.636	11.567	18	N/A	N/A	N/A
LVIP SSGA Emerging Markets 100
2010	N/A	N/A	N/A	N/A	N/A	N/A	12.448	14.497	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	14.497	12.220	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	14.421	13.491	1*	12.220	13.644	8	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	13.644	13.139	10	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	13.139	12.582	17	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.601	10.152	1*	12.582	10.344	17	12.549	9.293	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.344	11.835	23	9.293	10.638	5
LVIP SSGA Global Tactical Allocation Managed Volatility
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.307	9.243	137	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.632	10.028	4	9.243	10.182	206	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.028	10.885	21	10.182	11.081	338	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.885	11.188	20	11.081	11.417	316	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.188	10.339	17	11.417	10.578	298	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.339	10.796	7	10.578	11.072	308	12.694	13.182	2
LVIP SSGA International Index
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.977	8.641	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.641	7.504	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	7.504	8.784	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.581	10.388	5	8.784	10.533	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.388	9.670	6	10.533	9.828	19	14.652	13.526	1*
2015	N/A	N/A	N/A	9.670	9.442	6	9.828	9.622	42	13.526	13.248	1*
2016	N/A	N/A	N/A	9.442	9.427	6	9.622	9.630	56	13.248	13.266	10
LVIP SSGA International Managed Volatility
2014	N/A	N/A	N/A	10.002	9.235	1*	10.096	9.259	11	10.157	9.264	1*
2015	N/A	N/A	N/A	9.235	8.809	1*	9.259	8.854	49	9.264	8.863	1*
2016	N/A	N/A	N/A	8.809	8.398	9	8.854	8.462	196	8.863	8.475	7
LVIP SSGA Large Cap 100
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.018	11.099	5	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.099	11.255	6	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.255	12.518	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	14.628	16.620	1*	12.518	16.851	7	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.620	19.179	8	16.851	19.494	25	N/A	N/A	N/A
2015	19.439	17.804	2	19.179	18.074	2	19.494	18.417	39	20.284	18.352	1*
2016	N/A	N/A	N/A	18.074	21.714	6	18.417	22.181	53	18.352	22.114	1*
C-10

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Large Cap Managed Volatility
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.170	10.950	8	N/A	N/A	N/A
2014	10.791	11.466	1*	10.774	11.510	23	10.950	11.557	56	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.510	10.792	22	11.557	10.863	50	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.792	11.543	24	10.863	11.648	57	10.887	11.670	1*
LVIP SSGA Moderate Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.695	10.575	16	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.816	11.721	5
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.386	13.048	5	11.721	13.070	6
2014	N/A	N/A	N/A	N/A	N/A	N/A	13.048	13.502	27	13.070	13.531	6
2015	N/A	N/A	N/A	N/A	N/A	N/A	13.502	13.184	36	13.531	13.220	6
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.184	13.934	32	13.220	13.979	8
LVIP SSGA Moderate Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.597	10.533	40	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.533	11.539	42	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.238	12.790	8	11.539	12.900	51	12.387	12.922	2
2014	N/A	N/A	N/A	12.790	13.347	12	12.900	13.495	60	12.922	13.525	6
2015	N/A	N/A	N/A	13.347	12.838	14	13.495	13.013	78	13.525	13.048	6
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.013	14.093	65	13.048	14.138	6
LVIP SSGA Moderately Aggressive Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.833	10.463	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.366	11.632	3	10.463	11.703	8	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.632	13.202	3	11.703	13.315	9	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.202	13.574	3	13.315	13.725	53	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	13.725	13.325	14	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.601	13.954	14	13.325	14.180	9	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.893	10.607	32	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.607	11.709	42	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.709	13.364	98	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	13.364	13.944	105	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	13.944	13.338	113	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.338	14.603	38	N/A	N/A	N/A
LVIP SSGA S&P 500 Index
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.954	8.900	6	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.900	8.984	12	N/A	N/A	N/A
2012	10.282	10.804	3	9.677	10.140	4	8.984	10.296	15	N/A	N/A	N/A
2013	10.804	14.070	2	10.140	13.233	4	10.296	13.470	25	N/A	N/A	N/A
2014	14.070	15.746	2	13.233	14.838	5	13.470	15.142	25	17.696	18.954	3
2015	15.746	15.716	2	14.838	14.840	5	15.142	15.182	100	18.954	19.013	3
2016	15.716	17.329	2	14.840	16.395	4	15.182	16.815	145	19.013	21.069	10
LVIP SSGA Small-Cap Index
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.926	9.403	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.403	8.894	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.641	10.073	1*	8.894	10.215	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.073	13.733	12	10.215	13.962	9	15.926	16.726	1*
2014	N/A	N/A	N/A	13.733	14.210	2	13.962	14.483	22	16.726	17.356	1*
2015	N/A	N/A	N/A	14.210	13.385	1*	14.483	13.677	38	17.356	16.398	1*
2016	N/A	N/A	N/A	13.385	15.969	7	13.677	16.357	52	16.398	19.621	5
LVIP SSGA Small-Mid Cap 200
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.946	13.815	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	13.815	13.388	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	13.388	15.103	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	16.051	19.855	1*	15.103	20.130	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	19.855	20.472	2	20.130	20.809	13	N/A	N/A	N/A
2015	N/A	N/A	N/A	20.472	18.853	2	20.809	19.211	22	N/A	N/A	N/A
2016	N/A	N/A	N/A	18.853	24.245	5	19.211	24.767	31	N/A	N/A	N/A
C-11

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA SMID Cap Managed Volatility
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.385	11.219	14	N/A	N/A	N/A
2014	10.617	10.884	1*	11.125	10.920	4	11.219	10.964	46	11.203	10.973	2
2015	N/A	N/A	N/A	10.920	9.858	3	10.964	9.923	49	10.973	9.936	2
2016	N/A	N/A	N/A	9.858	11.245	7	9.923	11.348	76	9.936	11.369	2
LVIP T. Rowe Price Growth Stock
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.352	9.093	1*	9.437	9.199	13	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.093	10.635	2	9.199	10.785	41	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.635	14.619	9	10.785	14.863	55	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.619	15.711	14	14.863	16.013	66	18.096	19.591	6
2015	N/A	N/A	N/A	15.711	17.197	14	16.013	17.572	98	19.591	21.508	6
2016	N/A	N/A	N/A	17.197	17.238	8	17.572	17.658	96	21.508	21.625	6
LVIP T. Rowe Price Structured Mid-Cap Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.713	11.158	7	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.158	12.861	9	N/A	N/A	N/A
2013	N/A	N/A	N/A	15.410	16.877	1*	12.861	17.181	10	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.877	18.617	9	17.181	18.999	13	N/A	N/A	N/A
2015	N/A	N/A	N/A	18.617	18.791	2	18.999	19.224	18	N/A	N/A	N/A
2016	N/A	N/A	N/A	18.791	19.980	3	19.224	20.492	15	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.018	9.578	26	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.578	9.879	67	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.418	9.406	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.406	10.735	7	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.866	13.796	2	10.735	13.887	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.796	15.303	2	13.887	15.443	267	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.303	15.082	4	15.443	15.257	258	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.082	16.719	3	15.257	16.956	232	N/A	N/A	N/A
LVIP Vanguard International Equity ETF
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.040	8.392	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.392	9.926	7	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.213	11.213	2	9.926	11.287	13	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.213	10.570	3	11.287	10.667	99	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.570	10.142	3	10.667	10.260	106	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.142	10.398	3	10.260	10.546	88	10.120	10.575	2
LVIP VIP Mid Cap Managed Volatility(7)
2014	N/A	N/A	N/A	9.676	10.174	1*	9.524	10.190	1*	9.653	10.193	5
2015	N/A	N/A	N/A	10.174	9.600	2	10.190	9.639	18	10.193	9.647	5
2016	N/A	N/A	N/A	9.600	10.451	1*	9.639	10.519	17	9.647	9.362	5
LVIP Wellington Capital Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.368	10.304	2	9.778	10.450	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.304	13.854	1*	10.450	14.085	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.854	15.253	9	14.085	15.546	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.253	16.500	1*	15.546	16.859	15	N/A	N/A	N/A
2016	N/A	N/A	N/A	16.500	16.328	2	16.859	16.725	16	N/A	N/A	N/A
LVIP Wellington Mid-Cap Value
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.850	7.953	8	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.427	9.647	12	7.953	9.784	9	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.647	12.794	1*	9.784	13.007	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.794	13.696	1*	13.007	13.959	8	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.696	13.334	1*	13.959	13.625	5	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.334	14.904	1*	13.625	15.267	3	N/A	N/A	N/A
C-12

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
MFS® VIT Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	13.949	15.438	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	15.438	16.670	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	16.670	17.771	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	16.580	17.660	2	17.771	18.040	9	19.031	20.804	1*
MFS® VIT Total Return(5)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Total Return
2016	N/A	N/A	N/A	N/A	N/A	N/A	15.355	15.525	1*	N/A	N/A	N/A
MFS® VIT Utilities
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.112	12.817	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	13.758	14.197	8	12.817	14.416	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	14.197	16.914	1*	14.416	17.218	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.914	18.852	1*	17.218	19.239	14	N/A	N/A	N/A
2015	N/A	N/A	N/A	18.852	15.926	1*	19.239	16.294	10	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.926	17.557	1*	16.294	18.007	10	N/A	N/A	N/A
PIMCO VIT CommodityRealReturn Strategy
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	15.526	14.262	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	14.262	14.895	8	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.820	12.475	1*	14.895	12.621	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.475	10.062	1*	12.621	10.204	17	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.062	7.412	1*	10.204	7.537	5	N/A	N/A	N/A
2016	N/A	N/A	N/A	7.412	8.439	1*	7.537	8.601	7	N/A	N/A	N/A
Templeton Global Bond VIP
2014	N/A	N/A	N/A	N/A	N/A	N/A	18.729	18.371	6	18.636	18.446	3
2015	18.199	17.079	3	N/A	N/A	N/A	18.371	17.466	10	18.446	17.546	3
2016	17.079	17.389	13	N/A	N/A	N/A	17.466	17.863	24	17.546	17.954	4
*	The numbers of accumulation units less than 500 were rounded up to one.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(4)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(6)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(7)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.
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Appendix D — Discontinued Death Benefits and Living Benefit Riders
The Death Benefits and Living Benefit Riders described in this Appendix are no longer available. This Appendix contains important information for Contractowners who purchased their contract and one of the following Death Benefits or Living Benefit Riders.
Death Benefits
Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Gross Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under any version of Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Market Select® Advantage or Lincoln Max 6 SelectSM Advantage or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage or Lincoln Lifetime IncomeSM Advantage); or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Gross Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is adjusted for certain transactions. It is increased by Gross Purchase Payments made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the Contract Value; or
•	the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the enhancement rate times the lesser of:
•	the contract earnings; or
•	the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The enhancement rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.
Contract earnings equal:
•	the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Gross Purchase Payments on that date); minus
•	each Gross Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A) is the amount of the withdrawal minus the greater of $0 and (B); where
(B) is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The covered earnings limit equals 200% of:

•	the Contract Value as of the effective date of this rider (determined before the allocation of any Gross Purchase Payments on that date); plus
•	each Gross Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A) is the amount of the withdrawal minus the greater of $0 and (B); where
(B) is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
After the death of a Contractowner, if the EEB rider is in effect, the enhancement rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current Contract Value (after crediting any Death Benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older, the EEB Death Benefit will be reduced to the EGMDB at the charge that was in effect at the time you purchased your contract.
The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.
Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchased the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse are available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 59½ (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% step-up (if applicable to your contract) and Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.
An additional option, Lincoln Lifetime IncomeSM Advantage Plus, provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and Purchase Payments made within 90 days of rider election) over your Contract Value. This option guarantees at least a return of your initial Purchase Payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must have been purchased with Lincoln Lifetime IncomeSM Advantage. Lincoln Lifetime IncomeSM Advantage Plus is discussed in detail below.
By purchasing the Lincoln Lifetime IncomeSM Advantage rider, you are limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements – Option 3 if you purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts – Investment Requirements – Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.

Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure and investment options. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is also included in this prospectus (see i4LIFE® Advantage option). Not all riders will be available at all times.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (and your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse’s) death.
If the rider was elected at contract issue, then the rider was effective on the contract’s effective date. If the rider was elected after the contract was issued the rider became effective on the next Valuation Date following approval by us. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit Rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculation scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elect the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equals your initial Purchase Payment . If you elected the rider after we issued the contract, the initial Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered life.
Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000 the charge for Lincoln Lifetime IncomeSM Advantage will change to the then current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the 200% step-up (if applicable to your contract) are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the charge rate may change when cumulative Purchase Payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount :
Initial Purchase Payment = $100,000; Guaranteed Amount = $100,000
Additional Purchase Payment on day 30 = $15,000; Guaranteed Amount = $115,000
Additional Purchase Payment on day 95 = $10,000; Guaranteed Amount = $125,000
On the first Benefit Year anniversary, the Guaranteed Amount is $130,750 ($115,000 x 1.05 = $120,750 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10 million. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.
Any withdrawal from the Contract Value limits the 5% Enhancement as follows:
a.	The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 59½ or older or the Contractowner and spouse (joint life option) are age 65 or older.
b.	If the Contractowner/Annuitant (single life option) is under age 59½ or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% step-up (if any, as described below).
Each time the Guaranteed Amount is stepped up to the current Contract Value as described above, your charge rate for the rider will be the current charge rate for the rider, not to exceed the guaranteed maximum charge. Therefore, your charge rate for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
If your rider charge rate is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate for the rider to change. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the step-up. If you decline the Automatic Annual Step-up, you will receive the 200% step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59½ (single life) or 65 (joint life)):

	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000	$47,750*	$50,000	No	10
1st Benefit Year anniversary	$54,000	$54,000	Yes	10
2nd Benefit Year anniversary	$53,900	$56,700	No	9
3rd Benefit Year anniversary	$57,000	$59,535	No	8
4th Benefit Year anniversary	$64,000	$64,000	Yes	10
*The beginning Contract Value is the initial Purchase Payment less the 4.5% sales charge.
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535) and a new 10-year Enhancement Period began.
An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10 million.
Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% step-up will not be available. For Contractowners who purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 but before October 5, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% step-up applies.) This step-up will not occur if:
1.	any withdrawal was made prior to age 59½ (single life) or age 65 (joint life);
2.	an Excess Withdrawal (defined below) has occurred; or
3.	cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).
For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).
If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.
This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
This step-up will not cause a change to the charge rate for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
The following example demonstrates the impact of this step-up on the Guaranteed Amount:
Initial Purchase Payment at age 55 = $200,000; Guaranteed Amount = $200,000; Maximum Annual Withdrawal amount = $10,000.
After 10 years, at age 65, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals x 200%), the Guaranteed Amount is increased to $360,000.
The 200% step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10 million.
Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as you are at least age 59½ (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.

On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.
The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 59½ or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.
The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.
The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments . For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made , the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).
5% Enhancements, Automatic Annual Step-ups and the 200% step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% step-up; or
b.	5% of the Guaranteed Amount on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.
Withdrawals after age 59½ (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 59½ (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
The impact of withdrawals prior to age 59½ or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 59½ and the Contractowner and spouse (joint life) are both older than 65):

	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000	$47,750*	$50,000	$2,500
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
*The beginning Contract Value is the initial Purchase Payment less the 4.5% sales charge.
The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (first, third and fourth Benefit Year anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.
Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph); and
4.	This contract is not a beneficiary IRA.
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:
1.	The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):
The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:
Contract Value = $55,000
Guaranteed Amount = $80,000
The Contract Value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.73%, the same proportion that the Excess Withdrawal reduced the $55,000 Contract Value ($7,000 / $55,000)
Contract Value = $48,000
Guaranteed Amount = $69,818 ($80,000 x 12.73% = $10,182; $80,000 - $10,182 = $69,818)
Maximum Annual Withdrawal amount = $3,491 (5% of $69,818)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
Withdrawals before age 59½/65. If any withdrawal is made prior to the time the Contractowner is age 59½ (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:
1.	The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the Contract Value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;
3.	The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary (see the 5% Enhancement section above); and
4.	The 200% step-up will never occur.
The following is an example of the impact of a withdrawal prior to age 59½ for single or age 65 for joint:
•	$100,000 Purchase Payment
•	$100,000 Guaranteed Amount
•	A 10% market decline results in a Contract Value of $90,000
•	$5,000 Maximum Annual Withdrawal amount
If a $5,000 withdrawal is made before age 59½, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/$90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% x $94,444).
In a declining market, withdrawals prior to age 59½ (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.
Lincoln Lifetime IncomeSM Advantage Plus. The Lincoln Lifetime IncomeSM Advantage Plus rider is no longer available. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus (“Plus Option”), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of the rider effective date), over your current Contract Value. Making this election will terminate the Plus Option as well as Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary.
You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.
If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.
The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:
Initial Purchase Payment of $100,000; Initial Guaranteed Amount of $100,000.
On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue Lincoln Lifetime IncomeSM Advantage) will terminate at that time.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option, you have limited investment options until the seventh Benefit Year anniversary as set forth in the Investment Requirements section of this prospectus. After the seventh Benefit Year anniversary, if your contract continues, you may invest in other Subaccounts in your contract, subject to the Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.
The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.
If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.
If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln Lifetime IncomeSM Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Living Benefit Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.
Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
As an alternative, after the first death, the surviving spouse may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the single life rider option for new issues will provide an earlier age (59½) to receive Maximum Annual Withdrawal amounts.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may terminate the joint life option and purchase a single life option, if available, (if the Contractowner is under age 65) at the current rider charge and the terms in effect for new sales of the single life option.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;
•	on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time. If you have elected to receive an increase in your Contract Value under Lincoln Lifetime IncomeSM Advantage Plus (after the seventh Benefit Year), you may elect a new Living Benefit Rider at any time.
i4LIFE® Advantage Option. i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic Regular Income Payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE® Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE® Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.
Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to terminate Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE® Advantage since i4LIFE® Advantage provides a different income stream. If this decision is made, the Contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE® Advantage Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE® Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.
i4LIFE® Advantage Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE® Advantage and the Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE® Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years.
Below is an example of how the Guaranteed Amount from Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE® Advantage.
Prior to i4LIFE® Advantage election:
Contract Value = $100,000
Guaranteed Amount = $150,000
After i4LIFE®Advantage election:
Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE® Advantage annuity factor
Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.
Lincoln SmartSecurity® Advantage
This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Gross Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Gross Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value, if higher, on each Benefit Year anniversary through the tenth anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.
If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step up the Guaranteed Amount (this does not include Automatic Annual Step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equals your initial Gross Purchase Payment. If you elected the benefit after we issued the contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and $10 million for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Gross Purchase Payments automatically increase the Guaranteed Amount by the amount of the Gross Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Gross Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Gross Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Gross Purchase Payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
a.	the Contractowner or joint owner is still living; and
b.	the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including Interest Adjustments), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a.	each Contractowner and Annuitant is under age 81; and
b.	the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.
Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000 (less 4.5% sales charge)	$47,750	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the tenth Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Gross Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new 10-year step-up period) may cause a change in the charge rate for this benefit. There is no change in the charge rate when automatic, annual step-ups occur during a 10-year period. See Charges and Other Deductions – Rider Charges – Lincoln SmartSecurity® Advantage Charge.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option; and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Gross Purchase Payments. For example, if the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Gross Purchase Payment of $10,000 is made the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step up the Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	7% or 5% (depending on your option) of the new (stepped up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis; and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value, and no other withdrawals are taken. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1.	The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal; or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the lesser of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $32,000 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000

Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000).
The Maximum Annual Withdrawal amount was reduced to the lesser of:
1.	Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2.	The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3.	The new Guaranteed Amount ($53,000).
The lesser of these three items is $2,650.
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with those withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (single life option) or for the lifetimes of you (Contractowner) and your spouse (joint life option), as long as:
1.	No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2.	An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1.	If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2.	The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and
c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or Contractowner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available.
The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln SmartSecurity® Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider:
1.	the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount;
2.	whether it is important to have Maximum Annual Withdrawal amounts for life or only until the Guaranteed Amount is reduced to zero; and
3.	the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider:
1.	if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease; and
2.	if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if available) (if the Contractowner is under age 81) at the current rider charge of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can purchase any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Option. Contractowners with an active Lincoln SmartSecurity® Advantage rider who decide to terminate their rider and purchase i4LIFE® Advantage can use any remaining Guaranteed Amount to establish the Select Guaranteed Income Benefit under the i4LIFE® Advantage terms and charge in effect at the time of the i4LIFE® Advantage election (i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is not available). Contractowners may consider this if i4LIFE® Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts, applicable guarantees and applicable Investment Requirements. You should discuss this decision with your registered representative. See Living Benefit Riders – i4LIFE® Advantage.

4LATER® Advantage (Managed Risk)
4LATER® Advantage (Managed Risk) is a rider that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Advantage (Managed Risk), you must later elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in order to receive a benefit from 4LATER® Advantage (Managed Risk). You will be subject to certain Investment Requirements in which your Contract Value must be allocated among specified Subaccounts. See The Contracts – Investment Requirements.
Income Base. The Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) at a later date. The Income Base is not available to you as a lump sum withdrawal or as a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elected 4LATER® Advantage (Managed Risk) at the time you purchased the contract, the Income Base equals your initial Purchase Payment. If you elected the rider after you purchased the contract, the initial Income Base equals the Contract Value on the effective date of 4LATER® Advantage (Managed Risk). The maximum Income Base is $10 million. The maximum takes into consideration the total guaranteed amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments (not to exceed the maximum Income Base). For example, an additional Purchase Payment of $10,000 will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for 4LATER® Advantage (Managed Risk) will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal.
The following example demonstrates the impact of a withdrawal on the Income Base and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.
Prior to the withdrawal:
Contract Value = $112,000
Income Base = $125,500
After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base is also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)
Contract Value = $100,800 ($112,000 - $11,200)
Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
In a declining market, withdrawals may significantly reduce your Income Base. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.
Automatic Annual Step-up. The Income Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).
The Automatic Annual Step-up is available even in years in which a withdrawal has occurred.
5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if:
a.	the Annuitant (as well as the Secondary Life if the joint life option is in effect) are under age 86; and
b.	if there were no withdrawals in the preceding Benefit Year; and
c.	the rider is within the Enhancement Period described below.
The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will terminate at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any new Purchase Payment made after the initial

Purchase Payment will be added immediately to the Income Base. However, any new Purchase Payment must be invested in the contract for at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any new Purchase Payments made within the first 90 days after the effective date of 4LATER® Advantage (Managed Risk) will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.
If you decline the Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the 4LATER® Advantage (Managed Risk) charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Annuitant (single life option), or the Secondary Life (joint life option) must still be living and be under age 86.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next Benefit Year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):
Initial Purchase Payment = $100,000; Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000
Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000
On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 x 1.05 = $120,750 plus $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.
The following is an example of how the Automatic Annual Step-ups and the 5% Enhancement affect the Income Base and the potential for the charge to increase or decrease (assuming there have been no withdrawals or new Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$47,750*	N/A	$50,000	N/A
1st Benefit Year anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year anniversary	$56,000	$59,535	$59,535	No
4th Benefit Year anniversary	$64,000	$62,512	$64,000	Yes
*The beginning Contract Value is the initial Purchase Payment less the 4.5% sales charge.
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Death Prior to the Annuity Commencement Date. 4LATER® Advantage (Managed Risk) has no provision for a payout of the Income Base upon death of the Contractowners or Annuitant. In addition, 4LATER® Advantage (Managed Risk) provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of the 4LATER® Advantage (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.

If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Advantage (Managed Risk) rider will continue. Upon the second death of either the Annuitant or Secondary Life, 4LATER® Advantage (Managed Risk) will terminate.
Upon the death of the Contractowner, the 4LATER® Advantage (Managed Risk) rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Termination. After the fifth anniversary of the effective date of the 4LATER® Advantage (Managed Risk) rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Advantage (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date; or
•	upon election of 4LATER® Select Advantage; or
•	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral; or
•	upon the second death of either the Annuitant or Secondary Life; or
•	when the Income Base is reduced to zero due to withdrawals; or
•	the last day that you can elect i4LIFE® Advantage (age 99 for nonqualified contracts); or
•	upon termination of the underlying contract.
This termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from 4LATER® Advantage (Managed Risk). Contractowners with an active 4LATER® Advantage (Managed Risk) may purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) at the terms in effect when the Contractowner purchased 4LATER® Advantage (Managed Risk) rider. i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) provides for periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period), a Death Benefit during the Access Period, and a minimum payout floor, called the Guaranteed Income Benefit. You will be required to adhere to certain Investment Requirements during the time you own i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). See Living Benefit Riders - i4LIFE® Advantage Guaranteed Income Benefit for more information.
Once you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you can use the greater of the Income Base under 4LATER® Advantage (Managed Risk) or Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95. Purchasers of 4LATER® Advantage (Managed Risk) who have waited until after the fifth Benefit Year anniversary may elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) until age 99.
If you elect the 4LATER® Advantage (Managed Risk) joint life option, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) joint life option.
Contractowners who elect 4LATER® Advantage (Managed Risk) are guaranteed the ability in the future to elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those at the time they elected 4LATER® Advantage (Managed Risk). The minimum length of the i4LIFE® Advantage Access Period will vary based upon when you purchased your 4LATER® Advantage (Managed Risk) rider and how long the rider was in effect before you decided to purchase i4LIFE® Advantage. These requirements are specifically listed in the i4LIFE® Advantage Guaranteed Income Benefit section of this prospectus under Impacts to i4LIFE® Advantage Regular Income Payments.
The Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
You should consider electing i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) when you are ready to immediately start receiving i4LIFE® Advantage payments. Payments from a nonqualified contract that a person receives under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments.
4LATER® Advantage
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elected 4LATER® Advantage, you must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of this rider may limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER® Advantage charge.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Income Base. The Income Base is a value established when you purchased a 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elected 4LATER® at the time you purchase the contract, the Income Base initially equals the Purchase Payments. If you elected 4LATER® after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER® effective date. Additional Purchase Payments automatically increase the Income Base by the amount of the Gross Purchase Payments . After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the charge rate will not change.
Any Gross Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the Gross Purchase Payment, plus 15% of that Purchase Payment.
Example:
Initial Purchase Payment	$100,000
Purchase Payment 60 days later	$10,000
Income Base	$110,000
Future Income Base (during the 1st Waiting Period)	$126,500	($110,000 x 115%)
Income Base (after 1st Waiting Period)	$126,500
New Future Income Base (during 2nd Waiting Period)	$145,475	($126,500 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment plus 15% of that Purchase Payment proportionately for the number of full years remaining in the current Waiting Period.
Example:

Income Base	$100,000
Purchase Payment in Year 2	$10,000
New Income Base	$110,000
Future Income Base (during 1st Waiting Period-Year 2)	$125,500	($100,000 x 115%) +
		($10,000 x 100%) +
		($10,000 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$125,500
New Future Income Base (during 2nd Waiting Period)	$144,325	(125,500 x 115%)
Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.
In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.
Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maximum Income Base will be increased by 200% of any additional Gross Purchase Payments. In all circumstances, the Maximum Income Base can never exceed $10 million. This maximum takes into consideration the combined guaranteed amounts from any Living Benefit Riders under all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10 million.
Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:
Income Base	$100,000	Maximum Income Base	$200,000
Purchase Payment in Year 2	$ 10,000	Increase to Maximum Income Base	$ 20,000
New Income Base	$110,000	New Maximum Income Base	$220,000
Future Income Base after Purchase Payment	$125,500	Maximum Income Base	$220,000
Income Base (after 1st Waiting Period)	$125,500
Future Income Base (during 2nd Waiting Period)	$144,325	Maximum Income Base	$220,000
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$112,950
Future Income Base	$129,892	Maximum Income Base	$198,000
Resets of the Income Base to the current Contract Value (“Resets”). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10 million and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.
At the time of the reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
Eligibility. To have purchased 4LATER® Advantage, the Annuitant must have been age 80 or younger. If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Income Base. i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit must be elected by age 85 for qualified contracts or age 99 for nonqualified contracts.
4LATER® Rider Effective Date. If 4LATER® was elected at contract issue, then it became effective on the contract's effective date. If 4LATER® was elected after the contract was issued, then it became effective on the next Valuation Date following approval by us.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER® or the Contract Value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments. See Charges and Other Deductions for a discussion of the 4LATER® Guaranteed Income Benefit charge.
The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1,000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.
If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.

If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.
The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your registered representative.
Impacts to i4LIFE® Advantage Regular Income Payments. At the time you elect i4LIFE® Advantage, you also select the Access Period. See i4LIFE® Advantage – Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE® Advantage Regular Income Payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER® Guaranteed Income Benefit currently is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to election of 4LATER® Advantage, subject to the terms in your rider. (Note: i4LIFE® Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)
If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your Regular Income Payment, your 4LATER® Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER® Guaranteed Income Benefit will be adjusted in proportion to the reduction in the Regular Income Payment. If you choose to shorten your Access Period, the 4LATER® rider will terminate.
When you make your 4LATER® Guaranteed Income Benefit and i4LIFE® Advantage elections, you must also choose an AIR of 4% to calculate your i4LIFE® Advantage Regular Income Payments. Once you have elected 4LATER®, the AIR rate will not change.
The following is an example of what happens when you extend the Access Period:
Assume:
i4LIFE® Advantage remaining Access Period = 10 years
Current i4LIFE® Advantage Regular Income Payment = $6,375
Current 4LATER® Guaranteed Income Benefit = $5,692
Extend Access Period 5 years:
i4LIFE® Advantage Regular Income Payment after extension = $5,355
Percentage change in i4LIFE® Advantage Regular Income Payment = $5,355 ÷ $6,375 = 84%
New 4LATER® Guaranteed Income Benefit = $5,692 x 84% = $4,781
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate 4LATER® prior to the Periodic Income Commencement Date, you must wait one year before you can elect another Living Benefit Rider. If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it. You may be able to elect any available version of the Guaranteed Income Benefit after one year. The Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

Appendix E — Guaranteed Annual Income Rates for Previous Rider Elections
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0 Guaranteed Annual Income Rates
Guaranteed Annual Income Rates by Ages for rider elections on or after May 20, 2013 but prior to January 23, 2017:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.

Guaranteed Annual Income Rates by Ages for rider elections on or after December 3, 2012 but prior to May 20, 2013:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income rate
55 – 58	3.50%
59 - 64	4.00%
65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income rate
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.50%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.

E-1

Guaranteed Annual Income Rates by Ages for rider elections on or after April 2, 2012 but prior to December 3, 2012:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 64	3.50%
59 – 64	4.00%	65 – 69	4.50%
65 – 69	4.50%	70+	5.00%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.

Guaranteed Annual Income Rates by Ages for rider elections prior to April 2, 2012:
Lincoln Lifetime IncomeSM Advantage 2.0
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.

Lincoln Market Select® Advantage Guaranteed Annual Income Rates
Guaranteed Annual Income Rates by Ages for applications or rider election forms signed between August 29, 2016 (October 3, 2016 for existing Contractowners) and April 14, 2017:
Lincoln Market Select® Advantage
Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
*In order to have received the rate indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above.
**If joint life option is in effect, the younger of you and your spouse’s age applies.

E-2

Appendix F — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income Benefit elections between August 29, 2016 (October 3, 2016 for existing Contractowners) and April 14, 2017, or for purchasers of Lincoln Market Select® Advantage between August 29, 2016 (October 3, 2016 for existing Contractowners) and April 14, 2017, or for purchasers of 4LATER® Select Advantage between January 9, 2017 - April 14, 2017.
Single & Joint Life Option**	Single & Joint Life Option**
Age	GIB Percentage*
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%
*In order to have received the percentage indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Select Advantage may use any remaining Income Base to establish the initial Guaranteed Income Benefit.
**If joint life option is in effect, the younger of you and your spouse’s age applies.

i4LIFE® Advantage Guaranteed Income Benefit elections or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.
Single Life Option		Joint Life Option**
Age	Percentage of Account Value, Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

**	If joint life option is in effect, the younger of you and your spouse’s age applies.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between April 2, 2012 and May 19, 2013, or 4LATER® Advantage (Managed Risk) between July 16, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value or Income Base**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%
F-1

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Income Base to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 between April 2, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections prior to May 21, 2012, or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

F-2

SAI 1

Lincoln ChoicePlus AssuranceSM (A Share)
Lincoln Life Variable Annuity Account N  (Registrant)
The Lincoln National Life Insurance Company  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus AssuranceSM (A Share) prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2017. You may obtain a copy of the Lincoln ChoicePlus AssuranceSM (A Share) prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2017.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of the Lincoln Life Variable Annuity Account N as of December 31, 2016 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2016; and b) the consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $606,129,776, $561,689,144 and $433,441,077 to LFN and Selling Firms in 2014, 2015 and 2016 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
B-2

SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
B-3

1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5%, or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such
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units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,493.94	$9,952.72
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,444.55 with the 20-year Access Period and $8,957.45 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $113,236 (assuming no withdrawals) will be used to continue the $10,493.94 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $68,154 (assuming no withdrawals) will be used to continue the $9,952.72 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as
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issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best, Fitch, and Standard & Poor’s. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 ($2,000 for contracts purchased prior to November 15, 2010) over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Beginning May 1, 2010, the cross reinvestment service is no longer available unless the Contractowner was enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio
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rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2016 financial statements of the VAA and the December 31, 2016 consolidated financial statements of Lincoln Life appear on the following pages.
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Prospectus 2

Lincoln ChoicePlus AssuranceSM (A Class)
Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2017
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583
This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract can be purchased as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. Certain benefits described in this prospectus are no longer available.
The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
The minimum initial Gross Purchase Payment for the contract is $1,500. Additional Gross Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. Upon advance written notice, we reserve the right to limit, restrict, or suspend Purchase Payments made to the contract.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Net Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, an Interest Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.
All Net Purchase Payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Small/Mid Cap Value Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Funds Insurance Series®:
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund

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Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® High Yield Series*
Delaware VIP® Limited-Term Diversified Income Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
(formerly Delaware VIP® Smid Cap Growth Series)
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund
Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT Large Cap Value Fund
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Portfolio
Lincoln Variable Insurance Products Trust:
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP Clarion Global Real Estate Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund*
(formerly LVIP Delaware Foundation® Aggressive Allocation Fund)
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund*
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP Managed Risk Profile 2010 Fund*
LVIP Managed Risk Profile 2020 Fund*
LVIP Managed Risk Profile 2030 Fund*
LVIP Managed Risk Profile 2040 Fund*
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP SSGA S&P 500 Index Fund**
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund*
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
Lord Abbett Series Fund, Inc.:
Lord Abbett Fundamental Equity Portfolio*
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
Morgan Stanley Variable Insurance Fund, Inc. (VIF):
Morgan Stanley VIF Growth Portfolio*
(formerly Morgan Stanley UIF Growth Portfolio)
Oppenheimer Variable Account Funds:
Oppenheimer Global Fund/VA*
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio
* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
** The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of such parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Gross Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
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Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
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Special Terms
In this prospectus, the following terms have the indicated meanings:
5% Enhancement—A feature under certain Living Benefit Riders in which the Guaranteed Amount or Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5%, subject to certain conditions.
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Automatic Annual Step-up—Under certain Living Benefit Riders, the Guaranteed Amount or Income Base will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under certain Living Benefit Riders, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement Period—Under certain Living Benefit Riders, the 10-year period during which the 5% Enhancement is in effect. A new Enhancement Period may begin each time an Automatic Annual Step-up to the Contract Value occurs, and subject to certain conditions.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Gross Purchase Payments—Amounts paid into the contract before deduction of the sales charge. References to Purchase Payments refer to Gross Purchase Payments unless otherwise stated.

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Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Annual Income—The guaranteed periodic withdrawal amount available from the contract each Benefit Year for life under certain Living Benefit Riders.
Guaranteed Annual Income Amount Annuity Payout Option—A payout option available under certain Living Benefit Riders in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Income Base—Under certain Living Benefit Riders, a value used to calculate either the Guaranteed Annual Income amount or the minimum payouts under your contract at a later date. The amount of the Income Base may vary based on when you elect the rider, and is adjusted as set forth in this prospectus.
Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum guarantee while you are alive. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option — A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Nursing Home Enhancement—A feature that will increase the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0 or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Net Purchase Payments—The Gross Purchase Payment amount less the sales charge. The Net Purchase Payment is the amount placed in the fixed account and/or the variable account.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under certain Living Benefit Riders, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Selling Group Individuals—A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a registered representative under contract with us:
•	Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and for contracts purchased prior to November 9, 2009 only, their spouses and minor children.
•	Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
6

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. The premium tax rates range from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
Sales charge (as a percentage of Gross Purchase Payments):[1]	5.50%
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

[1]	The sales charge percentage decreases as the value accumulated under certain of the owner's investment increases. For contracts purchased prior to February 8, 2010, the maximum sales charge is 5.75%. See Charges and Other Deductions.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
•	Table D reflects the expenses for i4LIFE® Advantage for Contractowners who transition from 4LATER® Advantage.

TABLE A
Expenses for a Contract has not Elected i4LIFE® Advantage (Base contract)
Annual Account Fee:[1]	$20

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):[2,3]
Estate Enhancement Benefit (EEB)
Mortality and Expense Risk Charge	1.15%
Administrative Charge	0.10%
Total Separate Account Expenses	1.25%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.10%
Total Separate Account Expenses	1.05%
Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	0.70%
Administrative Charge	0.10%
Total Separate Account Expenses	0.80%
Account Value Death Benefit
Mortality and Expense Risk Charge	0.65%
Administrative Charge	0.10%
Total Separate Account Expenses	0.75%

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Optional Living Benefit Rider Charges:	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk):[4,5]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
Lincoln Lifetime IncomeSM Advantage:[6]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus	0.15%	0.15%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[7]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[7]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[8]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of the Contract Value.
[2]	For contracts purchased prior to November 15, 2010, the total annual charges are as follows: EEB 1.10%; EGMDB 0.90%; Guarantee of Principal 0.75%; Account Value 0.65%. In the event of a subsequent Death Benefit change, the charge will be based on the charges in effect at the time the contract was purchased.
[3]	The mortality and expense risk charge and administrative charge rates together are 0.75% (0.60% for contracts purchased prior to November 15, 2010) on and after the Annuity Commencement Date.
[4]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge for a discussion of these changes to the Income Base.
[5]	The charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase.
[6]	As an annualized percentage of the Guaranteed Amount as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the 200% step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage Charge for more information.
[7]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders purchased prior to December 3, 2012, the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. See Charges and Other Deductions – Lincoln SmartSecurity® Advantage Charge for more information.
[8]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, automatic 15% enhancements, and resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions – 4LATER® Advantage Charge for more information.

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
Annual Account Fee:[1]	$20

i4LIFE® Advantage without a Guaranteed Income Benefit rider:[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.45%
Guarantee of Principal Death Benefit	1.20%
Account Value Death Benefit	1.15%

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i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4):[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.45%	3.45%
Current Charge	2.10%	2.30%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.20%	3.20%
Current Charge	1.85%	2.05%
Account Value Death Benefit
Guaranteed Maximum Charge	3.15%	3.15%
Current Charge	1.80%	2.00%

i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[4]	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	2.95%
Current Charge	1.95%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	2.70%
Current Charge	1.70%
Account Value Death Benefit
Guaranteed Maximum Charge	2.65%
Current Charge	1.65%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of the Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for further information. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.15% during the Lifetime Income Period.
[3]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.15%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information. These charges apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[4]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.50% of Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.15%. The charge rate may change to the current charge rate in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge rate. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.

TABLE C
Expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who Transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)1
Annual Account Fee:[2]	$20

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk):	Single/Joint Life
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.05%
Guarantee of Principal Death Benefit	0.80%
Account Value Death Benefit	0.75%

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i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk):[3]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
[1]	These charges also apply to Lincoln Lifetime IncomeSM Advantage 2.0 purchasers who elect i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[2]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of the Contract Value.
[3]	As an annualized percentage of the greater of the Income Base (associated with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) current charge rate. (The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider for more information.

TABLE D
Expenses for i4LIFE® Advantage for Contractowners who Transition from 4LATER® Advantage
Annual Account Fee:[1]	$20

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for Contractowners who transition from 4LATER® Advantage:[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	2.95%
Current Charge	2.10%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	2.70%
Current Charge	1.85%
Account Value Death Benefit
Guaranteed Maximum Charge	2.65%
Current Charge	1.80%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of the Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.15%. The charge rate will change to the current charge rate in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge rate. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2016. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.49%	1.93%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.49%	1.61%
*	Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2018.
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EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage with the EGMDB Death Benefit and Guaranteed Income Benefit (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,061	$2,077	$3,084	$5,566
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,061	$2,077	$3,084	$5,566
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,055	$2,090	$3,162	$6,010
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,055	$2,090	$3,162	$6,010
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”). As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
Summary of Common Questions
What kind of contract am I buying? It is an individual variable and/or interest adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract.
This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you and your registered representative in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
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What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Net Purchase Payments to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Net Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge based on the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. See Charges and Other Deductions.
A front-end load is determined based on the Gross Purchase Payment as it is received. The amount of the sales charge on any current Gross Purchase Payment may be reduced based on the assets accumulated under the terms of the contract. The sales charge ranges from 5.50% to 1.00% (5.75% to 1.00% for contracts purchased prior to February 8, 2010).
We will deduct any applicable premium tax from Gross Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value before the end of the applicable Guaranteed Period associated with any investments in the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage if elected. See The Contracts and Annuity Payouts.
For more information about the compensation we pay for sales of the contracts, see The Contracts – Distribution of the Contracts.
What Gross Purchase Payments do I make, and how often? Your Gross Purchase Payments are completely flexible, subject to minimum and maximum Purchase Payment amounts. For more information, see The Contracts – Purchase Payments.
Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® contracts) for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. State variations may apply. Please check with your registered representative. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select.
12

Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to an Interest Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.
What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage) or a minimum Annuity Payout (4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). If you select a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without Guaranteed Income Benefit). Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability. We reserve the right to discontinue offering any of the Living Benefit Riders at any time. This means that there is a chance that you may not be able to elect these Living Benefit Riders in the future (unless you are guaranteed the right to elect i4LIFE® Advantage under the terms of your contract or i4LIFE® Advantage Guaranteed Income Benefit under the terms of another Living Benefit Rider). In addition, we may make different versions of the Living Benefit Riders available.
Which Living Benefit Riders are currently available? The riders that are currently available are: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage (without Guaranteed Income Benefit). Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for election only at the time the contract is purchased, unless your contract was issued prior to August 26, 2013. The following Living Benefit Riders are no longer available for purchase: Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln SmartSecurity® Advantage and 4LATER® Advantage. Prior versions of i4LIFE® Advantage Guaranteed Income Benefit are unavailable unless otherwise guaranteed under a rider you have purchased.
What is Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)? Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is an optional rider that you may purchase which provides annual guaranteed lifetime periodic withdrawals up to a guaranteed amount based on an Income Base, a 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) or an Automatic Annual Step-up to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount, subject to certain conditions. See the Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) section of this prospectus for more information. Additionally, a Nursing Home Enhancement may be available, which will increase the Guaranteed Annual Income amount upon admittance to an approved nursing care facility, subject to certain conditions. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. The Income Base is not available as a separate benefit upon death or surrender and is increased by subsequent Purchase Payments, 5% Enhancements to the Income Base (less Purchase Payments received in the preceding Benefit Year), and Automatic Annual Step-ups to the Income Base and is decreased by Excess Withdrawals in accordance with provisions described in this prospectus. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for election only at the time the contract is purchased, unless the contract was issued prior to August 26, 2013. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See Charges and Other Deductions – Rider Charges, The Contracts – Investment Requirements and Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
What is i4LIFE® Advantage? i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments. During the Access Period, you have access to your Account Value, which means you have a Death Benefit and may surrender the contract or make withdrawals. For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. The charge is imposed only during the i4LIFE® Advantage payout phase, and is based on the i4LIFE® Advantage Death Benefit you choose and whether or not the Guaranteed Income Benefit is in effect.
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What is i4LIFE® Advantage Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE® Advantage Regular Income Payments. The Guaranteed Income Benefit may be purchased when you elect i4LIFE® Advantage or any time during the Access Period, subject to terms and conditions at that time. The minimum floor is based on the Contract Value at the time you elect i4LIFE® Advantage Guaranteed Income Benefit. If you previously elected a Living Benefit Rider, your Income Base or Guaranteed Amount under that rider may be used to establish the amount of the initial Guaranteed Income Benefit at the time you transition to i4LIFE® Advantage. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – Investment Requirements, Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), and Appendix C – Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity® Advantage, 4LATER® Advantage Guaranteed Income Benefit. i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is the only version of this rider available for purchase unless you are guaranteed the right to elect a prior version under another Living Benefit Rider.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals and Federal Tax Matters.
Can I cancel this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Where may I find more information about Accumulation Unit values? Appendixes A and B to this prospectus provide more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
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Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2016 financial statements of the VAA and the December 31, 2016 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Net Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
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Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The
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Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with the Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	Global Growth Fund (Class 2): Long-term growth of capital.
•	Global Small Capitalization Fund (Class 2): Long-term capital growth.
•	Growth Fund (Class 2): Growth of capital.
•	Growth-Income Fund (Class 2): Long-term growth of capital and income.
•	International Fund (Class 2): Long-term growth of capital.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Emerging Markets Series (Service Class): Long-term capital appreciation.
•	High Yield Series (Service Class): Total return and, as a secondary objective, high current income. This fund is not available in contracts issued on or after November 15, 2010.
•	Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Small Cap Value Series (Service Class): Capital appreciation.
•	Smid Cap Core Series (Service Class): Long-term capital appreciation. (formerly Smid Cap Growth Series)
•	U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Value Series (Service Class): Long-term capital appreciation.
Deutsche Variable Series II, advised by Deutsche Investment Management Americas Inc.
•	Deutsche Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
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•	Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and the Templeton Global Bond VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Goldman Sachs Variable Insurance Trust, advised by Goldman Sachs Asset Management, L.P.
•	Goldman Sachs VIT Large Cap Value Fund (Service Class): Long-term capital appreciation
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP Blended Large Cap Growth Managed Volatility Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital.
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP Clarion Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP Delaware Bond Fund (Service Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Social Awareness Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Service Class)(1): To provide a responsible level of income and the potential for capital appreciation.
(formerly LVIP Delaware Foundation® Aggressive Allocation Fund)
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
This fund is not available in contracts issued on or after May 23, 2011. Consult your registered representative.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Government Money Market Fund (Service Class): Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
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•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP Managed Risk Profile 2010 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Managed Risk Profile 2020 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches s; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Managed Risk Profile 2030 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009
•	LVIP Managed Risk Profile 2040 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation; a fund of funds.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
This fund is only available in contracts issued on or after May 18, 2015.
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•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
Lord Abbett Series Fund, Inc., advised by Lord, Abbett & Co. LLC
•	Lord Abbett Fundamental Equity Portfolio (Class VC): Long-term growth of capital and income without excessive fluctuations in market value.
This fund is not available in contracts issued on or after October 31, 2011.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
•	MFS® VIT Utilities Series (Service Class): Total return.
Morgan Stanley Variable Insurance Fund, Inc. (VIF), advised by Morgan Stanley Investment Management Inc.
•	Morgan Stanley VIF Growth Portfolio (Class II): Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
(formerly Morgan Stanley UIF Growth Portfolio)
This fund is not available in contracts issued on or after October 31, 2011.
Oppenheimer Variable Account Funds, advised by Oppenheimer Funds, Inc.
•	Oppenheimer Global Fund/VA (Service Shares): Capital appreciation. This fund is not available in contracts issued on or after October 31, 2011.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
1	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
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Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments to individuals from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of
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proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Account Value Death Benefit	Guarantee of Principal Death Benefit	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Estate Enhancement Benefit (EEB)
Mortality and expense risk charge	0.65%	0.70%	0.95%	1.15%
Administrative charge	0.10%	0.10%	0.10%	0.10%
Total annual charge for each Subaccount	0.75%	0.80%	1.05%	1.25%
*For contracts purchased prior to November 15, 2010, the total annual charges are: EEB 1.10%; EGMDB 0.90%; Guarantee of Principal 0.75%; Account Value 0.65%.
Sales Charge
A front-end load, or sales charge, will be applied to all initial and subsequent Gross Purchase Payments that you make. We deduct the sales charge from each Gross Purchase Payment before it is allocated to a Subaccount and/or fixed account. The sales charge is a percentage of each Gross Purchase Payment and is based on the owner’s investment amount at the time each Gross Purchase Payment is made.
For contracts purchased on or after February 8, 2010, the sales charge is calculated according to the following scale:
Owner's Investment	Sales Charge
$0 - $49,999	5.50%
$50,000 - $99,999	4.50%
$100,000 - $249,999	3.50%
$250,000 - $499,999	2.50%
$500,000 - $999,999	2.00%
$1,000,000 or greater	1.00%
For contracts purchased prior to February 8, 2010, the sales charge is calculated according to the following scale:
Owner's Investment	Sales Charge
Under $25,000	5.75%
$25,000 - $49,999	5.00%
$50,000 - $99,999	4.50%
$100,000 - $249,999	3.50%
$250,000 - $499,999	2.50%
$500,000 - $749,999	2.00%
$750,000 - $999,999	1.50%
$1,000,000 or greater	1.00%
For contracts purchased on or after November 9, 2009, the owner's investment is defined, in accordance with our procedures, as the sum of:
1.	the current Gross Purchase Payment and,
2.	if making an addition to an existing contract, the higher of:
a.	the existing Contract Value, or;
b.	the sum of all previous Gross Purchase Payments made into the existing contract less any withdrawals.
No sales charges will be applied on contracts issued to Selling Group Individuals, if applicable, in your state.
For contracts purchased prior to November 9, 2009, the owner's investment is defined, in accordance with our procedures, as the sum of:
a)	The Contract Values for any individual Lincoln annuity contracts owned by an eligible owner (defined below)
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b)	the amount (in dollars) of an eligible owner's investment in retail mutual funds (excluding those assets in fee based or advisory accounts) from the fund families that also offer investment options in this variable annuity contract
c)	the amount of the current Gross Purchase Payment you are making into this contract.
An eligible owner includes you as the Contractowner of your Lincoln ChoicePlus AssuranceSM (A Class) contract and any joint owner you have named on your annuity contract. Annuity contracts and mutual funds owned by any non-natural owner are included if the Contractowner's or joint owner's social security number is listed on the annuity contract or brokerage account.
In addition:
•	This program is only available if your broker's firm has an agreement with Lincoln Life in which the broker-dealer firm agrees to provide Lincoln Life with the amount of the owner's investment based on the mutual funds and annuity contracts in your account at the brokerage firm. Contract Values or Account Values which are not recorded with your broker's firm will not be included in the owner's investment calculation;
•	If your broker's firm does not have this agreement in place or, if the firm has an agreement, but does not provide Lincoln Life with the owner's investment, only the Gross Purchase Payment and Contract Value, if any, in this particular Lincoln ChoicePlus AssuranceSM (A Class) contract will be considered in the sales charge calculation; and
•	The amount of the owner's investment, if any, should be specified in the application when you purchase a contract. Your broker will inform you if the broker-dealer has an agreement in place and if the broker-dealer is willing to provide the amount of the owner's investment. Check with your broker if you have questions regarding the dollar amount of your owner's investment calculation.
If you intend to make additional Purchase Payments within thirteen months from the date you purchase the contract, you might be able to lower the sales charge you pay by indicating in a Letter of Intent, the total amount of Purchase Payments you intend to make in the thirteen months from the date you purchase your contract. On the date you purchase your contract, we will deduct a sales charge based on the total amount you plan to invest over the following thirteen months (rather than on the amount of the actual Purchase Payment), if that sales charge is less than the sales charge based on your initial Purchase Payment. For example, if your initial Purchase Payment is $90,000, and you have submitted a Letter of Intent that indicates your intent to invest an additional $10,000 during the next thirteen months (for total Purchase Payments equal to $100,000), the sales charge will be calculated based on the assumed $100,000 investment (which qualifies for a sales charge of 3.50%) instead of your actual initial Purchase Payment of $90,000 (which qualifies for a sales charge of 4.50%). When you purchase your contract, a sales charge of 3.50% will be applied against your $90,000 initial Purchase Payment, and once you make the $10,000 additional Purchase Payment as indicated in your Letter of Intent, another 3.50% sales charge will be applied against the $10,000 Purchase Payment. If you do not make the amount of Purchase Payments stated in the Letter of Intent during the thirteen month period, we will recalculate the sales charge based on the actual amount of Purchase Payments we received in the thirteen month period. If you owe us additional money, we will deduct this amount proportionately from the fixed account and each Subaccount of your Contract Value by the tenth business day of the fourteenth month from the initial Purchase Payment. If you make a subsequent Purchase Payments into this contract, we may also accept a Letter of Intent for another thirteen month period. We reserve the right to discontinue this option at any time after providing notice to you.
Account Fee
During the accumulation period, we will deduct an account fee of $20 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $50,000 on the contract anniversary (or date of surrender). There is no account fee on contracts issued to Selling Group Individuals.
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge. While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). The current annual rider charge rate is 1.05% (0.2625% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) single life option and 1.25% (0.3125% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) joint life option. The charge rate for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of this rider, Lincoln Lifetime IncomeSM Advantage 2.0, which is no longer available for purchase.
The charge is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Gross Purchase Payments, Automatic Annual Step-ups, and 5% Enhancements, and decreased for Excess Withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider's effective date. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based
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on the Income Base. Refer to Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) – Income Base for a discussion and example of the impact of the changes to the Income Base.
Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 2.00%. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
The 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect as described further in the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) section. During the first ten Benefit Years, an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary, the annual rider charge rate may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge rate will never exceed the guaranteed maximum annual charge rate of 2.00%. If your charge rate is increased, you may opt out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the 5% Enhancement, the charge rate and the Income Base will return to the value they were immediately prior to the 5% Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an enhancement would cause your charge rate to increase) if you do not want the 5% Enhancement.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this rider charge rate increase. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) – Income Base.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage.
If the Contract Value is reduced to zero, no further rider charge will be deducted.
Lincoln Lifetime IncomeSM Advantage Charge (This rider is no longer available). While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage. The current annual rider charge rate is 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See Appendix C – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount as increased for subsequent Gross Purchase Payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% step-up and decreased for withdrawals. The 200% step-up is not available for riders purchased on and after October 5, 2009. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For riders purchased on and after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix C – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a discussion and example of the impact of the changes to the Guaranteed Amount.
Since the Automatic Annual Step-up could increase your Guaranteed Amount every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 1.50%. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Guaranteed Amount will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% step-up will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge.
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Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Gross Purchase Payment will cause the charge rate for your rider to change to the current charge rate in effect on the next Benefit Year anniversary, but the charge rate will never exceed the guaranteed maximum annual charge rate. The new charge rate will become effective on the Benefit Year anniversary.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.
If you purchased Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge rate of 1.05% applied to the Guaranteed Amount. This total charge rate (which may change as discussed above) is in effect until the seventh Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the seventh Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the seventh Benefit Year anniversary.
Lincoln SmartSecurity® Advantage Charge (This rider is no longer available). While this rider is in effect, there is a charge for Lincoln SmartSecurity® Advantage. The current annual charge rate is:
1.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or
2.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also the prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
3.	1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See Appendix C – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix C – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a discussion and example of the impact of changes to the Guaranteed Amount.
Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if conditions are met as described in the Lincoln SmartSecurity® Advantage section. Additional 10-year periods of step-ups may be elected. The annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount within the 10-year period.
If you elect to step-up the Guaranteed Amount for another 10-year step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
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Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Gross Purchase Payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
4LATER® Advantage Charge (This rider is no longer available). Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge rate is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Gross Purchase Payment if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge rate multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge rate will be the current charge rate in effect at the time of reset. At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge rate will change to the current charge rate in effect at the time of the reset, not to exceed the guaranteed maximum charge rate of 1.50% of the Income Base. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. If you never elect to reset your Income Base, your 4LATER® rider charge rate will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
The annual i4LIFE® Advantage charge rate during the Access Period is: 1.15% for the i4LIFE® Advantage Account Value Death Benefit; 1.20% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 1.45% for the i4LIFE® Advantage EGMDB. During the Lifetime Income Period, the rate for all Death Benefit options is 1.15%. This rate consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. If i4LIFE® Advantage is elected at the issue of the contract i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date. Purchasers of any version of Lincoln Lifetime IncomeSM Advantage 2.0 pay different charges for i4LIFE® Advantage. See i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider.
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i4LIFE® Advantage Guaranteed Income Benefit Charge. Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) are each subject to a current annual charge rate of 0.65% (0.85% joint life option) of the Account Value (0.50% for versions 1, 2 and 3 single and joint life options), which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.10%	2.30%
	(1.95% for version 1, 2 and 3)	(1.95% for version 1, 2 and 3)
Guarantee of Principal Death Benefit	1.85%	2.05%
	(1.70% for version 1, 2 and 3)	(1.70% for version 1, 2 and 3)
Account Value Death Benefit	1.80%	2.00%
	(1.65% for version 1, 2 and 3)	(1.65% for version 1, 2 and 3)
These charge rates replace the Separate Account Annual Expenses for the base contract.
The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 2.00% of the Account Value (Managed Risk and version 4) or 1.50% (version 2 and version 3). If we automatically administer the step-up (Managed Risk and version 4) or step-up period election (versions 2 or 3) for you and your charge rate is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus). For Managed Risk and version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider . If you previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or Lincoln Lifetime IncomeSM Advantage 2.0 (“Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit available to you. If you make this transition, your current charge rate of the Prior Rider will be your initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
For all such elections, this charge is in addition to the daily mortality and expense risk and administrative charge of the base contract for your Death Benefit option set out under Deductions from the VAA. The charges and calculations described earlier in i4LIFE® Advantage Guaranteed Income Benefit will not apply.
The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) discussion below applies to Lincoln Lifetime IncomeSM Advantage 2.0 unless otherwise indicated.
For Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), the charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is combined into a single charge that is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The current initial charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is equal to an annual rate of 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option. The charge is a percentage of the greater of the Income Base or the Account Value. The total annual Subaccount charge rates of 1.05% for the EGMDB, 0.80% for the Guarantee of Principal Death Benefit and 0.75% for the Account Value Death Benefit also apply. Contractowners are guaranteed that in the future the guaranteed maximum initial charge rate for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) will be the guaranteed maximum charge rate that was in effect at the time they purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
The charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described later in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) current charge rate. (The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge rate continues to be used as a factor in determining the i4LIFE® Advantage
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Guaranteed Income Benefit (Managed Risk) charge.) The charge rate is based upon surrender experience, mortality experience, Contractowner investment experience, solvency and profit margins, and the goals and objectives of the Lincoln hedging experience. Significant changes in one or more of these categories could result in an increase in the charge. This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
The following example is intended to show how the initial charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for purchasers of a Prior Rider could be calculated for a representative male Contractowner, as well as the impact to the charge due to increases to the Guaranteed Income Benefit (Managed Risk) and the Prior Rider charge rate. For illustration purposes, we will assume that the example is a nonqualified contract and the initial Guaranteed Income Benefit rate is set at 4% of the Income Base based upon the Contractowner’s age (see Guaranteed Income Benefit (Managed Risk) for a more detailed description). The example also assumes that the current charge rate for the Prior Rider is 1.05% (single life option). The first example demonstrates how the initial charge is determined for an existing contract with an Account Value and Income Base. This calculation method applies to the purchase of any Prior Rider, except the initial Guaranteed Income Benefit rates and charges may vary, as set forth in the Guaranteed Income Benefit description later in this prospectus. The charges and rates shown here may be different from those that apply ot your contract. The calculation of the charge for your contract will be based on the specific factors applicable to your contract.
1/1/15 Initial i4LIFE® Advantage Account Value	$100,000
1/1/15 Income Base as of the last Valuation Date under the Prior Rider	$125,000
1/1/15 Initial Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) ($125,000 x 1.05%). The current charge for the Prior Rider is assessed against the Income Base since it is larger than the Account Value	$1,312.50
1/2/15 Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI)	$5,173
1/2/15 Initial Guaranteed Income Benefit (4% x $125,000 Income Base)	$5,000
The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.
1/2/16 Recalculated Regular Income Payment (due to market gain in Account Value)	$6,900
1/2/16 New Guaranteed Income Benefit (75% x $6,900 Regular Income Payment)	$5,175
1/2/16 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) ($1,312.50 x ($5,175/$5,000)) Prior charge x [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit]	$1,358.44
Continuing the above example:
1/2/16 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	$1,358.44
1/2/17 Recalculated Regular Income Payment (due to Account Value increase)	$7,400
1/2/17 New Guaranteed Income Benefit (75% x $7,400 Regular Income Payment)	$5,550
Assume the Prior Rider charge rate increases from 1.05% to 1.15%.
1/2/17 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) ($1,358.44 x ($5,550/$5,175) x (1.15%/1.05%))	$1,595.63
The new annual charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is $1,595.63 which is equal to the current annual charge of $1,358.44 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) and then multiplied by the percentage increase to the Prior Rider current charge rate (1.15%/1.05%).
If the charge rate of the Prior Rider is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Guaranteed Income Benefit charge will cease.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for Contractowners who transition from 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit current annual rider charge rate for purchasers who previously purchased 4LATER®
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Advantage is 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Advantage Account Value Death Benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.10% for the i4LIFE® Advantage EGMDB. (For riders purchased before January 20, 2009, the current annual charge rate is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge rate as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The 4LATER® charge rate is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge rate will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current Regular Income Payment. At the time of a reset of the 15-year step-up period, the 4LATER® Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of Account Value. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge rate of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value Death Benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 1.95% for the i4LIFE® Advantage EGMDB.
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit charge rate will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your charge rate is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
Other Charges and Deductions
The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the Interest Adjustment. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 0.75% of the Contract Value (0.60% of the Contract Value on all contracts purchased prior to November 15, 2010) will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge
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covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectus for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	sales to Selling Group Individuals,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Gross Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Gross Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Gross Purchase Payment from your agent’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Gross Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Gross Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Gross Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
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Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or new sales charges may be imposed with the purchase of, or transfer into, this contract. A registered representative or tax advisor should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Gross Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $1,500. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations mean that you will be limited in your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under any version of i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider. State variations may apply.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Net Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Net Purchase Payments to the fixed account, if available.
The minimum amount of any Net Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Net Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.
If we receive your Gross Purchase Payment from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), we will use the Accumulation Unit value computed on that Valuation Date when processing your Gross Purchase Payment. If we receive your Gross Purchase Payment in Good Order after market close, we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Gross Purchase Payment to your registered representative, we will generally not begin processing the Gross Purchase Payment until we receive it from your representative’s broker-dealer. If your broker-dealer submits your Gross Purchase Payment to us through the Depository Trust and Clearing
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Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Gross Purchase Payment to us, and your Gross Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Gross Purchase Payment. If your Gross Purchase Payment was placed with your broker-dealer after market close then we will use the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments or allocations, we reserve the right to reject an allocation request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
Valuation of Accumulation Units
Net Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Net Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
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There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustment.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement
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plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
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Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office. Once we are notified of a pending death claim, these services will stop. For further detailed information on these services, please see Additional Services in the SAI.
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Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form, by calling our Home Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA’d is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable Interest Adjustments. See Fixed Side of the Contract – Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
Cross-Reinvestment Service. The cross-reinvestment service automatically transfers the Contract Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals. As of May 1, 2010, this service is no longer available to new participants. Any Contractowner who had enrolled in this service prior to this date may continue to participate. You specifiy the applicable Subaccounts, the baseline amount and the interval period.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Asset Allocation Models
You may allocate your Purchase Payment among a group of Subaccounts within an asset allocation model. Each model invests different percentages of the Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative as to whether a model is appropriate for you.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models may not be appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
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In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.
The models were designed and prepared by Lincoln Investment Advisors Corporation (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of this prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
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If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.
If your Contract Value equals zero, no Death Benefit will be paid.
Account Value Death Benefit. If you elect the Account Value Death Benefit contract option, we will pay a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit under this contact; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. There is an additional charge for this Death Benefit. If the Guarantee of Principal Death Benefit is in effect, the Death Benefit will be equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Gross Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under any version of Lincoln Lifetime IncomeSM Advantage 2.0 or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or Appendix C – Lincoln Lifetime IncomeSM Advantage).
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (an Interest Adjustment for example) and premium taxes, if any. For contracts purchased prior to the time a state approved the above Guarantee of Principal Death Benefit calculation, the sum of all Purchase Payments is reduced by the sum of all withdrawals.
The Guarantee of Principal Death Benefit may be discontinued by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will begin deducting the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the Death Benefit paid will be the greatest of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Gross Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under any version of Lincoln Lifetime IncomeSM Advantage 2.0 or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or Appendix C – Lincoln Lifetime IncomeSM Advantage); or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Gross Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if
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applicable), or Annuitant and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Gross Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.
There is an additional charge for this Death Benefit. You may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit or the Account Value Death Benefit will apply. We will begin deducting the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.
Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Gross Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under any version of Lincoln Lifetime IncomeSM Advantage 2.0 or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or Appendix C – Lincoln Lifetime IncomeSM Advantage); or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Gross Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is adjusted for certain transactions. It is increased by Gross Purchase Payments made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the Contract Value; or
•	the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the enhancement rate times the lesser of:
•	the contract earnings; or
•	the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The enhancement rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.
Contract earnings equal:
•	the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Gross Purchase Payments on that date); minus
•	each Gross Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A) is the amount of the withdrawal minus the greater of $0 and (B); where
(B) is the result of [(i) - (ii)]; where
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(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The covered earnings limit equals 200% of:
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Gross Purchase Payments on that date); plus
•	each Gross Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A) is the amount of the withdrawal minus the greater of $0 and (B); where
(B) is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The EEB rider is not available in the state of Washington. The EEB rider can only be elected at the time the contract is purchased. The EEB rider is not available if you have elected i4LIFE® Advantage. There is an additional charge for this Death Benefit.
The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.
General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
If the EEB rider is in effect, the enhancement rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current Contract Value (after crediting any Death Benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older, and the Death Benefit in effect at the time the Beneficiary elected to continue the contract is the EEB rider Death Benefit, the Death Benefit for the continued contract will be the EGMDB Death Benefit for a total annual charge of 1.05% of the average daily net assets in the Subaccounts. If your contract was purchased before November 15, 2010, the total annual charge is 0.90% of the average daily net assets in the Subaccounts. If your contract was purchased before June 6, 2005, the total annual charge is 0.72% of the average daily net assets in the Subaccounts, depending on state approval.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
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2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This requirement means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Contract Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
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Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchase. If you do not elect a Living Benefit Rider, the Investment Requirements will not apply to your contract. Different Investment Requirements may apply if you terminate one rider and elect another rider.
If you elect...	and the date of election is...	you will be subject to Investment Requirements
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	On or after May 21, 2012	Option 3 for Managed Risk riders
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	On or after May 21, 2012	Option 3 for Managed Risk riders
Lincoln Lifetime IncomeSM Advantage 2.0	On or after November 15, 2010	Option 3
Lincoln Lifetime IncomeSM Advantage	February 19, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
Lincoln SmartSecurity® Advantage	Prior to April 10, 2006 April 10, 2006 through January 19, 2009 On or after January 20, 2009	N/A Option 1 Option 3
4LATER® Advantage	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.1)	Prior to April 10, 2006 On or after April 10, 2006	N/A Option 1
i4LIFE® Advantage Guaranteed Income Benefit (v.2)	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.3)	October 6, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.4)	On or after November 15, 2010	Option 3
Investment Requirements – Option 1
No more than 35% of your Contract Value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following Subaccounts (“Limited Subaccounts”) (Note: not all Subaccounts are available with all contracts):
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Small/Mid Cap Value Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds International Fund
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Small Cap Value Series
•	Delaware VIP® Smid Cap Core Series
•	Fidelity® VIP Mid-Cap Portfolio
•	Franklin Income VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Invesco V.I. International Growth VIP Fund
•	Lord Abbett Fundamental Equity Portfolio
•	LVIP Baron Growth Opportunities Fund
•	LVIP Blended Mid Cap Managed Volatility Fund
•	LVIP Clarion Global Real Estate Fund
•	LVIP Delaware Special Opportunities Fund
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund
•	LVIP JPMorgan High Yield Fund
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
•	LVIP Managed Risk Profile 2040 Fund
•	LVIP MFS International Growth Fund
•	LVIP Mondrian International Value Fund
•	LVIP SSGA Developed International 150 Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP SSGA International Index Fund

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•	LVIP SSGA Small-Cap Index Fund
•	LVIP SSGA Small-Mid Cap 200 Fund
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
•	LVIP Vanguard International Equity ETF Fund
•	LVIP Wellington Mid-Cap Value Fund
•	MFS® VIT Growth Series
•	MFS® VIT Utilities Series
•	Oppenheimer Global Fund/VA
•	Templeton Growth VIP Fund
All other Subaccounts will be referred to as “Non-Limited Subaccounts” except Deutsche Alternative Asset Allocation VIP Portfolio, PIMCO VIT Commodity Real Return® Strategy Portfolio and ClearBridge Variable Mid Cap Portfolio which are not available. The Lincoln SSGA Aggressive Index Model, the Lincoln SSGA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.
You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of any of these benefits, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.
If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP® Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP® Limited-Term Diversified Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.
We may move Subaccounts on or off the Limited or Non-Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited or Non-Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or
2.	take no action and be subject to the quarterly rebalancing as described above; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
Investment Requirements – Option 2
You can select the percentages of Contract Value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change.
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We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009. For Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements.
At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 25% of Contract Value or Account Value	Group 2 Investments cannot exceed 75% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
Templeton Global Bond VIP Fund	All other Subaccounts except those in Group 3 and as discussed below.	Delaware VIP® REIT Series Deutsche Alternative Asset Allocation VIP Portfolio LVIP SSGA Emerging Markets 100 Fund
The ClearBridge Variable Mid Cap Portfolio and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (Franklin Income VIP Fund 34%, LVIP Franklin Templeton Global Equity Managed Volatility Fund 33% and Franklin Mutual Shares VIP Fund 33%).
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Franklin Income VIP Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP Managed Risk Profile 2030 Fund
•	LVIP Managed Risk Profile 2040 Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	MFS® VIT Total Return Series
•	Templeton Global Bond VIP Fund

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To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Structured Moderately Aggressive Equity Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Moderately Aggressive Index Model and Lincoln SSGA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Moderate Allocation Managed Risk Fund, the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund, the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds) or the Franklin Income VIP Fund or to one of the following models: Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Structured Conservative Model, and Lincoln SSGA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Investment Requirements – Option 3
If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below.
If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for other Living Benefit Riders section below. For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
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Option 3 – Investment Requirements for Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must currently allocate your Contract Value among one or more of the following Subaccounts only.
Group 1 Investments must be at least 20% (30% for riders elected prior to January 20, 2015) of Contract Value or Account Value	Group 2 Investments cannot exceed 80% (70% for riders elected prior to January 20, 2015) of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional / Vanguard Total Bond Fund
LVIP Global Income Fund (not available for riders purchased on or after May 22, 2017)
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund	LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP U.S. Growth Allocation Managed Risk Fund
No subaccounts at this time.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or Account Value to or among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional / Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund (not available for riders purchased on or after May 22, 2017)
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund

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Option 3 – Investment Requirements for other Living Benefit Riders. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must currently allocate your Contract Value among one or more of the following Subaccounts only.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
Templeton Global Bond VIP Fund*	All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Deutsche Alternative Asset Allocation VIP Portfolio
LVIP Clarion Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
*The Templeton Global Bond VIP Fund is not available with riders purchased on or after June 30, 2009.
The PIMCO VIT CommodityRealReturn® Strategy Portfolio, Franklin Templeton Founding Investment Strategy and ClearBridge Variable Mid Cap Core Portfolio are not available with these riders. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below, as an alternative. If you allocate less than 100% of Contract Value or Account Value under i4LIFE® Advantage to or among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation VI Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	MFS® VIT Total Return Series
•	Templeton Global Bond VIP Fund*

*The Templeton Global Bond VIP Fund is not available with riders purchased on or after June 30, 2009.
To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. These models are not available for contracts issued on or after November 15, 2010. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund or the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSGA Conservative Index Model and the Lincoln SSGA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
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Living Benefit Riders
The optional Living Benefit Riders offered under this variable annuity contract are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage) or a minimum Annuity Payout (i4LIFE® Advantage with or without the Guaranteed Income Benefit and 4LATER® Advantage). Living Benefit Riders which are no longer available for purchase include: Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 and 4LATER® Advantage. Certain versions of i4LIFE® Advantage Guaranteed Income Benefit are also unavailable unless guaranteed under the terms of another rider. An Appendix to this prospectus provides a detailed description of these Living Benefit Riders. You may not elect more than one Living Benefit Rider at any one time. Upon election of a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit).
Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Terms and conditions may change after the contract is purchased.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under this contract. The riders do not guarantee the investment results of the funds.
The Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. If you elect a rider at contract issue, then the rider will be effective on the contract’s effective date.
From time to time, we relax our rules that apply to dropping certain riders and subsequently adding certain new ones. For example, we may waive the waiting period and instead permit you to add a new rider immediately after dropping your old one. We may also let you drop a rider before it has been in effect for the required holding period. When you drop your old rider, your old rider and charge will be terminated.
If you drop a rider for a new one during a period of time when we do not have an offer in place or have a different offer, you will not be eligible for any future offers related to the rider you previously dropped, even if such future offer would have included a greater or different benefit.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) apply to Lincoln Lifetime IncomeSM Advantage 2.0 except as noted. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider available for purchase in your contract that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base (an initial value equal to either your initial Purchase Payment or Contract Value, if elected after the contract's effective date);
•	A 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) if greater than an Automatic Annual Step-up so long as no withdrawals are made in the preceding Benefit Year and the rider is within an Enhancement Period;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the 5% Enhancement; and
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are not payable to the original Contractowner or original Contractowner’s bank account (or to the original Annuitant or the original Annuitant’s bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Income Base is reduced to zero. Withdrawals will also negatively impact the availability of the 5% Enhancement.
In order to purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), the Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. This rider provides guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as Secondary Life (joint life option) regardless of the investment performance of the contract. These benefits are subject to certain conditions, as set forth in this section. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the
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Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. An Income Base is used to calculate the Guaranteed Annual Income payment from your contract, but is not available as a separate benefit upon death or surrender. The Income Base is equal to the initial Purchase Payment (or Contract Value if elected after contract issue), increased by subsequent Purchase Payments, Automatic Annual Step-ups and 5% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (described later in this prospectus).
This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing on or after age 55 (younger of you or your spouse under the joint life option). The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The specified withdrawal percentages of the Income Base are age based and may increase over time. With the single life option, you may receive Guaranteed Annual Income payments for your lifetime. If you purchase the joint life option, Guaranteed Annual Income amounts for the lifetimes of you and your spouse will be available.
Availability. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is only available for election at the time the contract is purchased, unless the contract was issued prior to August 26, 2013. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time this rider is elected.
There is no guarantee that Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. In addition, we may make different versions of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) available to new purchasers. You cannot elect this rider in combination with any other Living Benefit Rider offered in your contract at the same time.
If you purchased your contract prior to August 26, 2013, and you own a Living Benefit Rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you must first terminate your existing Living Benefit Rider. You must wait at least 12 months after this termination and also comply with your existing Living Benefit Rider’s termination rules, before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (if available). For further information on termination rules, see the “Termination” section associated with your Living Benefit Rider. In all cases, by terminating your existing Living Benefit Rider, you will no longer be entitled to any of the benefits that have accrued under that rider.
If you purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you will be limited in your ability to invest within the Subaccounts offered within your contract. You will be required to adhere to Investment Requirements - Option 3 for Managed Risk Riders. If you purchased Lincoln Lifetime IncomeSM Advantage 2.0, you are required to adhere to Investment Requirements - Option 3 for other Living Benefit Riders.
In addition, the fixed account is not available except for use with dollar cost averaging. See Investment Requirements for more information.
If you elect this rider at contract issue, it will be effective on the contract’s effective date. For contracts issued prior to August 26, 2013, if you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment . If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, 5% Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional
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Purchase Payments equal or exceed $100,000, the rider charge will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.
Since the charge for the rider is based on the Income Base, the cost of the rider increases when additional Purchase Payments, Automatic Annual Step-ups and 5% Enhancements are made, and the cost decreases as Excess Withdrawals are made because these transactions all adjust the Income Base. In addition, the charge rate may change when Automatic Annual Step-ups or 5% Enhancements occur as discussed below or additional Purchase Payments occur. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.
5% Enhancement. You are eligible for a 5% Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary during an Enhancement Period, the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86 and if there were no withdrawals in the preceding Benefit Year. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.
If you decline an Automatic Annual Step-up during the original Enhancement Period, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period.
A 5% Enhancement that occurs during the original Enhancement Period will not cause your rider charge to increase. After the tenth Benefit Year anniversary, the rider charge could increase to the then current charge at the time a 5% Enhancement is applied. If your charge rate is increased due to a 5% Enhancement, you will have the option to opt out of the enhancements after the tenth Benefit Year. In order to be eligible to receive further 5% Enhancements the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) must be under age 86 and within an Enhancement Period.
Note: The 5% Enhancement is not available on any Benefit Year anniversary where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. A 5% Enhancement will occur in subsequent years when certain conditions are met. If you are eligible (as defined above) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):
Initial Purchase Payment = $100,000; Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000
Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000
On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 x 1.05 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amount section below.
If during the first ten Benefit Years your Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change on the Benefit Year anniversary. However, the amount you pay for the rider will increase since the charge for the rider is based on the Income Base. After the tenth Benefit Year anniversary, if you are in a subsequent Enhancement Period, the annual rider charge rate may increase to the current charge rate in any year the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual charge rate of 2.00%. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.
If your charge rate for this rider is increased due to a 5% Enhancement, you may opt out of the 5% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your charge rate for the rider to change. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an enhancement would cause
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your charge rate to increase) if you do not want the 5% Enhancement. You may not opt out of the 5% Enhancement if the current charge rate for the rider increases due to additional Purchase Payments made during the preceding Benefit Year that exceed the $100,000 Purchase Payment restriction after the first Benefit Year. See Income Base section for more details.
Automatic Annual Step-ups of the Income Base. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).
Each time the Income Base is stepped up to the current Contract Value as described above, your charge rate for the rider will be the current charge rate for the rider, not to exceed the guaranteed maximum charge. Therefore, your charge rate for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.
Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in years when a withdrawal has occurred.
If your charge rate for this rider is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the Income Base immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the step-up. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed.
If you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancement through the end of the original Enhancement Period. A 5% Enhancement that occurs during the Enhancement Period will not cause your rider charge to increase. See the 5% Enhancement section above. You may not opt out of the Automatic Annual Step-up if an additional Purchase Payment made during that Benefit Year caused the charge for the rider to increase to the current charge.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$47,750*	N/A	$50,000	N/A
1st Benefit Year anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year anniversary	$56,000	$59,535	$59,535	No
4th Benefit Year anniversary	$64,000	$62,512	$64,000	Yes
*The beginning Contract Value is the initial Purchase Payment less the 4.5% sales charge.
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Withdrawal Amount. You may make periodic withdrawals up to the Guaranteed Annual Income amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as your Guaranteed Annual Income amount is greater than zero. You may start taking Guaranteed Annual Income withdrawals when you (single life option) or the younger of you and your spouse (joint life option) turns age 55.
The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. Upon your first withdrawal the Guaranteed Annual Income rate is based on your age (single life option) or the younger of you and your spouse’s age (joint life
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option) at the time of the withdrawal. For example, if you purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after January 23, 2017, at age 60 (single life option), your Guaranteed Annual Income rate is 4.25% (see the table below). If you waited until you were age 65 (single life option) to make your first withdrawal your Guaranteed Annual Income rate would be 5.25%. During the first Benefit Year, the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider. After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
Guaranteed Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider elections on or after January 23, 2017
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.25%	59 – 64	4.00%
65+	5.25%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after May 20, 2013
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 64	3.50%
65 – 69	4.50%	65 – 69	4.00%
70+	5.00%	70+	4.50%
Note that Guaranteed Annual Income rates for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider purchased prior to January 23, 2017, and Lincoln Lifetime IncomeSM Advantage 2.0 riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.

If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (single life option) and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base and the Contract Value. The example assumes a 4.25% Guaranteed Annual Income rate and a Contract Value of $200,000:
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Contract Value on the rider's effective date	$200,000
Income Base on the rider's effective date	$200,000
Initial Guaranteed Annual Income amount on the rider's effective date ($200,000 x 4.25%)	$8,500
Contract Value six months after rider's effective date	$210,000
Income Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$8,500
Contract Value after withdrawal ($210,000 - $8,500)	$201,500
Income Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Income Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary ($205,000 x 4.25%)	$8,713
Since there was a withdrawal during the first year, the 5% Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Guaranteed Annual Income amount is $8,713 (4.25% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $2,125 (4.25% of $50,000 Income Base), an additional Purchase Payment of $10,000 increased the Guaranteed Annual Income amount that Benefit Year to $2,550 ($2,125 + 4.25% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (described below).
5% Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
Nursing Home Enhancement. (The Nursing Home Enhancement is not available in certain states. Please check with your registered representative.) The Guaranteed Annual Income rate will be increased to 10%, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 70 or older, or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. For election of any version of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 20, 2013, the Nursing Home Enhancement is available when the Contractowner/Annuitant is age 65 or older, or the younger of the Contractowner and spouse is age 65 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. (The Nursing Home Enhancement is not available until the next Benefit Year anniversary after age 70 (or 65 for rider elections prior to May 20, 2013) if a withdrawal has been taken since the rider effective date.) The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has then been confined for at least 90 consecutive days. For the joint life option if both spouses qualify, the Nursing Home Enhancement is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, the Nursing Home Enhancement will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or rider charges.
You may request the Nursing Home Enhancement by filling out a request form provided by us. Proof of nursing home confinement will be required each year. If you leave the nursing home, or for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, if your Contract Value is reduced to zero for any reason, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the entrance into a nursing home and during the Benefit Year that the Nursing Home Enhancement commences, will reduce the amount available that year for the Nursing Home Enhancement. Purchase Payments may not be made into the contract after a request for the Nursing Home Enhancement is approved by us and any Purchase Payments made either in the 12 months prior to entering the nursing home or while you are residing in a nursing home will not be included in the calculation of the Nursing Home Enhancement.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not
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include an assisted living or similar facility. The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. The remaining references to the Guaranteed Annual Income amount also include the Nursing Home Enhancement amount.
Contractowners in South Dakota who elect any version of Lincoln Lifetime IncomeSM Advantage 2.0 on or after January 1, 2013, have the option to increase the Guaranteed Annual Income rate upon the diagnosis of a terminal illness, subject to certain conditions. The Guaranteed Annual Income amount will be increased to 10% during a Benefit Year when the Contractowner/Annuitant is age 70 or older or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. For election of any version of Lincoln Lifetime IncomeSM Advantage 2.0 from January 1, 2013 to May 20, 2013, the terminal illness provision is available when the Contractowner/Annuitant is age 65 or older, or the younger of the Contractowner and spouse is age 65 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. (The terminal illness provision is not available until the next Benefit Year anniversary after age 70 (or 65 for rider elections prior to May 20, 2013) if a withdrawal has been taken since the rider effective date.) This provision applies if the diagnosis of terminal illness occurs 60 months or more after the effective date of the rider and the diagnosis was not made in the year prior to the effective date of the rider. For the joint life option if both spouses qualify, this provision for terminal illness is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, the terminal illness provision will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or rider charges.
Once either the Nursing Home Enhancement or the terminal illness enhancement is elected for one spouse, neither enhancement will be available for the other spouse. You may request the terminal illness enhancement by filling out a request form provided by us. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, if your Contract Value is reduced to zero for any reason, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the diagnosis of a terminal illness and during the Benefit Year that the terminal illness enhancement commences will reduce the amount available that year for the terminal illness enhancement. Purchase Payments may not be made into the contract after a request for the terminal illness enhancement is approved by us and any Purchase Payments made either in the 12 months prior to the terminal illness diagnosis or during the duration of the terminal illness will not be included in the calculation of the terminal illness enhancement. Any requirements to qualify for the terminal illness enhancement are set forth in the Terminal Illness Claim Form. The remaining references to the Guaranteed Annual Income amount also include the terminal illness enhancement amount for Contractowners in South Dakota only.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal, or withdrawals made prior to age 55 (younger of you or your spouse for joint life) or that are not payable to the original Contractowner or original Contractowner’s bank account (or to the original Annuitant or the original Annuitant’s bank account, if the owner is a non-natural person).
When an Excess Withdrawal occurs:
1.	The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided on the front page of this prospectus if you have questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount and the Contract Value under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). The example assumes that the Contractowner makes a $12,000 withdrawal, which causes a $12,644 reduction in the Income Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Guaranteed Annual Income amount = $3,613 (4.25% of the Income Base of $85,000)
After a $12,000 Withdrawal ($3,613 is within the Guaranteed Annual Income amount, $8,387 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,613 and the Income Base is not reduced:
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Contract Value = $56,387 ($60,000 - $3,613)
Income Base = $85,000
The Contract Value is also reduced by the $8,387 Excess Withdrawal and the Income Base is reduced by 14.875%, the same proportion by which the Excess Withdrawal reduced the $56,387 Contract Value ($8,387 ÷ $56,387)
Contract Value = $48,000 ($56,387 - $8,387)
Income Base = $72,357 ($85,000 x 14.875% = $12,644; $85,000 - $12,644 = $72,356)
Guaranteed Annual Income amount = $3,075 (4.25% of $72,356 Income Base)
On the following Benefit Year anniversary the Contract Value has been reduced due to a declining market, but the Income Base is unchanged:
Contract Value = $43,000
Income Base = $72,356
Guaranteed Annual Income amount = $3,075 (4.25% x $72,356)
In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.
Withdrawals from IRA contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph); and
4. This contract is not a beneficiary IRA.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.
Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached the maturity date of the contract, you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option must be one of the following Death Benefits: the Guarantee of Principal Death Benefit, the EGMDB or the EEB rider. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s).
The Guaranteed Annual Income Amount Annuity Payout Option is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value). Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE® Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment
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in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity Payout Option will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Income Base upon death of the Contractowners or Annuitant. In addition, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Income Base.
Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
As an alternative, after the first death, the surviving spouse, if under age 86, may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.
Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Contractowners in Florida who elect their rider on or after January 20, 2015, may terminate the rider after the first anniversary of the effective date of the rider. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	upon surrender of the contract; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from any version of Lincoln Lifetime IncomeSM Advantage 2.0. i4LIFE® Advantage is an optional Annuity Payout rider that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for election at the time you elect i4LIFE® Advantage. You cannot have both i4LIFE® Advantage and any version of Lincoln Lifetime IncomeSM Advantage 2.0 in effect on your contract at the same time.
This discussion applies to Contractowners who previously elected a Lincoln Lifetime IncomeSM Advantage 2.0 rider and wish to transition to i4LIFE® Advantage Guaranteed Income Benefit. Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) must transition to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 must transition to i4LIFE® Advantage Guaranteed Income Benefit (version 4).
Prior to the Annuity Commencement Date, Contractowners with any active version of Lincoln Lifetime IncomeSM Advantage 2.0 may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit. This transition is possible even if i4LIFE® Advantage Guaranteed Income Benefit is no longer available for purchase. (Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) must elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).) Contractowners are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time they purchased their Lincoln Lifetime IncomeSM Advantage 2.0 rider. If you choose to make this transition, the Contractowner can use the
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greater of their Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up (or inception date) or the Account Value immediately prior to electing i4LIFE® Advantage to establish the i4LIFE® Advantage Guaranteed Income Benefit. This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 21, 2012, who have waited until after the fifth Benefit Year anniversary may elect i4LIFE® Advantage with the applicable version of Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.
For any version of Lincoln Lifetime IncomeSM Advantage 2.0, if you have the single life option, and choose to transition to i4LIFE® Advantage Guaranteed Income Benefit, you must transition to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit single life option. If you have the joint life option, and choose to transition to i4LIFE® Advantage Guaranteed Income Benefit, you must transition to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit joint life option. The minimum length of the i4LIFE® Advantage Access Period will vary based upon when you elected your Lincoln Lifetime IncomeSM Advantage 2.0 rider and how long the rider was in effect before you decided to transition to i4LIFE® Advantage. These requirements are specifically listed in the Guaranteed Income Benefit with i4LIFE® Advantage section of this prospectus under Impacts to i4LIFE® Advantage Regular Income Payments.
For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
When deciding whether to transition from a Lincoln Lifetime IncomeSM Advantage 2.0 rider to i4LIFE® Advantage Guaranteed Income Benefit, you should consider that depending on your age (and the age of your spouse under the joint life option) and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts under your Lincoln Lifetime IncomeSM Advantage 2.0 rider. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments whereas with Lincoln Lifetime IncomeSM Advantage 2.0 you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under your Lincoln Lifetime IncomeSM Advantage 2.0 rider are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is the only version of the Guaranteed Income Benefit that is currently available unless you are guaranteed the right to elect a prior version under the terms of your Living Benefit Rider. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE® Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE® Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election
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form to our Home Office. When you elect i4LIFE® Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. If you had previously elected EEB Death Benefit, you must elect a new Death Benefit. Existing Contractowners with the Account Value Death Benefit who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began(if premium taxes have been deducted from the Contract Value). See The Contracts – i4LIFE® Advantage Death Benefits.
Access Period. At the time you elect i4LIFE® Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.
We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for nonqualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE® Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE® Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See Guaranteed Income Benefit with i4LIFE® Advantage.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE® Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the Assumed Investment Return (“AIR”). These choices will influence the amount of your Regular Income Payments.
If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment.
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This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the AIR. AIR rates of 3%, 4%, 5%, or 6% may be available. Certain states limit the availability of 5% or 6% AIR. See your registered representative for availability. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Regular Income Payments are not subject to any applicable Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
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•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefits
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is available during the Access Period and will be equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at our Home Office. We will effect the change in Death Benefit on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
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•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment or in the same proportion that Regular Income Payments reduce the Account Value, depending on the terms of your contract; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Gross Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted in the same proportion that Regular Income Payments and withdrawals reduce the Contract Value or Account Value.
When determining the highest anniversary value, if you elected the EGMDB (or more expensive Death Benefit option) in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Guarantee of Principal or the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Home Office. We will effect the change in Death Benefit on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. For all Death Benefit options, following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
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If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Guaranteed Income Benefit with i4LIFE® Advantage
A Guaranteed Income Benefit may be available for purchase when you elect i4LIFE® Advantage which ensures that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is the only version of the Guaranteed Income Benefit available for purchase, unless you are guaranteed the right to elect a prior version under the terms of another Living Benefit Rider.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is an optional feature available for purchase that provides a Guaranteed Income Benefit and requires that you adhere to certain Investment Requirements. See Investment Requirements in this prospectus for more information about the Investment Requirements applicable to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). See i4LIFE® Advantage Guaranteed Income Benefit – Termination for more information.
As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased a Living Benefit Rider prior to electing i4LIFE® Advantage Guaranteed Income Benefit. Refer to the 4LATER® Advantage section of this prospectus for a discussion of the 4LATER® Guaranteed Income Benefit.
Additional Gross Purchase Payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain Subaccounts. See the Contracts – Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned a Living Benefit Rider will determine which Investment Requirement option applies to you.
There is no guarantee that i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, a Contractowner with Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (including Lincoln Lifetime IncomeSM Advantage 2.0) who decides to terminate that rider to purchase i4LIFE® Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in another rider. In certain states the total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your contract or contact your registered representative for more information.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is elected when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage. If you intend to use the Guaranteed Amount or the Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or Lincoln Lifetime IncomeSM Advantage 2.0 from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
The i4LIFE® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE® Advantage – General i4LIFE® Provisions for an example.
Guaranteed Income Benefit (Managed Risk) is the only version of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version under the terms of your Living Benefit Rider. Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit.
Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4). The following discussion applies to both Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) unless otherwise specified. For Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected. The current specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the table below. The percentages and age-bands for Guaranteed Income Benefit (Managed Risk and version 4) elected during previous effective periods can be found in an Appendix to this prospectus. Guaranteed Income Benefit (version 4) is only available for purchase if you are guaranteed the right to elect a prior version under another Living Benefit Rider. (i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is not available to Lincoln SmartSecurity® Advantage purchasers.)
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Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 –58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 – 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%
*	Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
Note that Guaranteed Income Benefit percentages for riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.

General Provisions. For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
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i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the Valuation Date of the first periodic income payment of each calendar year. The first step-up is the Valuation Date of the first periodic income payment in the next calendar year following the Periodic Income Commencement Date.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 4% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage – Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2016 Amount of initial Regular Income Payment	$4,801
8/1/2016 Account Value at election of Guaranteed Income Benefit	$100,000
8/1/2016 Initial Guaranteed Income Benefit (4% x $100,000 Account Value)	$4,000
8/1/2017 Recalculated Regular Income Payment	$6,000
8/1/2017 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in General Provisions above.
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008 to December 31, 2010 or when Guaranteed Income Benefit (version 4) was approved in your state, whichever occurred later (unless version 3 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008 (unless version 2 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
The next section describes certain guarantees in Living Benefit Riders relating to the election of the Guaranteed Income Benefit.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and wish to transition to i4LIFE® Advantage Guaranteed Income Benefit may elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in accordance with the same terms set out above. If this decision is made, the Contractowner can use
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the greater of the Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base) based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
Lincoln Lifetime IncomeSM Advantage 2.0. Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 and wish to transition to i4LIFE® Advantage Guaranteed Income Benefit are guaranteed the right, in the future, to elect i4LIFE® Advantage Guaranteed Income Benefit (version 4) even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Lifetime IncomeSM Advantage 2.0. If this decision is made, the Contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or since the rider’s effective date (if there has not been an Automatic Annual Step-up) if greater than the Account Value to establish the Guaranteed Income Benefit at the terms in effect for purchasers of this rider. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base) based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
Lincoln SmartSecurity® Advantage. Contractowners who purchased Lincoln SmartSecurity® Advantage may elect i4LIFE® Advantage Guaranteed Income Benefit (version 4). At the time the initial Guaranteed Income Benefit is determined, the remaining Guaranteed Amount (if greater than the Account Value), will be used to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on the age of the younger of the Contractowner and the Secondary Life (joint life), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount (if greater than the Account Value), will be used to calculate the Guaranteed Income Benefit.
Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only). The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the Contract Value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial Regular Income Payment times the remaining Guaranteed Amount divided by the Contract Value, if the Guaranteed Amount is greater than the Contract Value. See Appendix C – Lincoln Lifetime IncomeSM Advantage – i4LIFE® Advantage Option section for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.
Contractowners who purchased Lincoln Lifetime IncomeSM Advantage may also choose to transition to the version of the Guaranteed Income Benefit that is then currently available; however, only the Account Value and not the Guaranteed Amount will be used to establish the Guaranteed Income Benefit.
The following is an example of how the Guaranteed Amount or Income Base from another Living Benefit Rider may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage Guaranteed Income Benefit is elected	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value)	$6,300
Impacts to i4LIFE® Advantage Regular Income Payments. When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
•	A 4% AIR will be used to calculate the Regular Income Payments under Guaranteed Income Benefit (Managed Risk and version 4);
•	The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 100 (age 90 for version 4 prior to May 21, 2012; age 85 for versions 2 and 3). The minimum Access Period required for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is the longer of 20 years or the difference between your age (nearest birthday) and age 90. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit. Different minimum Access Period requirements apply if you use the greater of the Account Value or Income Base (less amounts paid since the last automatic step-up) under
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Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) to calculate the Guaranteed Income Benefit as set forth below:

Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 21, 2012	Longer of 20 years or the difference between your age and age 100	Longer of 20 years or the difference between your age and age 95
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 21, 2012	Longer of 20 years or the difference between your age and age 90	Longer of 15 years or the difference between your age and age 85

•	The maximum Access Period available is to age 115 for nonqualified contracts; to age 100 for qualified contracts.
If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced. For versions 2 and 3 of the Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion to the reduction in the Regular Income Payment. This reduction of the i4LIFE® Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (Managed Risk) or Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, i4LIFE® Advantage Guaranteed Income Benefit will terminate. Refer to the example in the 4LATER® Guaranteed Income Benefit section of this prospectus.
The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value or Income Base under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Availability. The Guaranteed Income Benefit is available with nonqualified and qualified (IRAs and Roth IRAs) contracts. Guaranteed Income Benefit (Managed Risk) is the only version of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version under the terms of your Living Benefit Rider. The Contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. The Interest Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:
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i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)

Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. The Interest Adjustment may apply.
Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice.
For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, your i4LIFE® Advantage Death Benefit will terminate, and the Account Value Death Benefit will be in effect. The i4LIFE® Advantage charge will end, and the charge for the Account Value Death Benefit will begin. All earnings in the contract will be subject to income taxation in the year of the termination. A termination will be treated as a surrender for income tax purposes. If you choose to keep your underlying contract in force, this transaction will be treated as a repurchase for purposes of calculating future income taxes. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout Option. Contractowners with any version of Lincoln Lifetime IncomeSM Advantage 2.0 may elect to annuitize their Income Base under the Guaranteed Annual Income Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage or any version of i4LIFE® Advantage Guaranteed Income Benefit, the Maximum Annual Withdrawal Amount Annuity Payout Option, the Guaranteed Amount Annuity Payment Option, or the Guaranteed Annual Income Amount Annuity Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
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Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	The Contract Value on the Annuity Commencement Date, less any applicable premium taxes;
•	The annuity tables contained in the contract;
•	The annuity option selected; and
•	The investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
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2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4%, 5%, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your registered representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for the Living Benefit Riders are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See Charges and Other Deductions section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Living Benefit Riders section in this prospectus for more information.
Net Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment and other charges (see Interest Adjustment and Charges and Other Deductions). This may reduce your value upon surrender, withdrawal or transfer but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. Please contact your registered representative for further information.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
You may allocate Net Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Net Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Gross Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Net Purchase Payment allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Net Purchase Payment will be treated separately for purposes of determining any applicable Interest Adjustment.
You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
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•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable account fees and premium taxes.
We will notify the Contractowner in writing at least 30 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Interest Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage or Regular Income Payments under i4LIFE® Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of Contract Value from the fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:
•	during the free look period (See Return Privilege).
•	on the expiration date of a Guaranteed Period.
•	as a result of the death of the Contractowner or Annuitant.
•	subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.
•	subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal.
•	subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner.
•	upon annuitization of the contract.
These provisions may not be applicable to your contract or available in your state. Please check with your registered representative regarding the availability of these provisions.
In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Net Purchase Payment is allocated to a fixed subaccount’s Guaranteed Period under the contract and the yield rate in effect at the time of the Net Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Net Purchase Payment was allocated, then the application of the Interest Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Net Purchase Payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Interest Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B+K)[n]

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where:
A	=	yield rate for a U.S. Treasury security with time to maturity equal to the Subaccount’s Guaranteed Period, determined at the beginning of the Guaranteed Period.
B	=	yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.
K	=	a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no Interest Adjustment.
n	=	The number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years).
Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the Interest Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Gross Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Gross Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, without a new sales charge.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a
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subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. While this contract is only sold by a limited number of broker-dealers, we do make payments to other broker-dealers for the sale of other contracts. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 5.25% of Purchase Payments, plus 0.35% annual trail compensation beginning in years two and beyond. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 5.25% of annuitized value and/or ongoing annual compensation of up to 0.60% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2016 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
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Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Gross Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits
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will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the Purchase Payments into the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.
Taxation Of Annuity Payouts, Including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Gross Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Gross Purchase Payments not previously received.
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Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income”, or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner’s Gross Purchase Payments in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
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•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include Gross Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
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Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income”, or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
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Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No Interest Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Gross Purchase Payment(s) or Contract Value as of the Valuation Date we receive, the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Gross Purchase Payments or Contract Value as of the Valuation Date.
State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
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Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Special Arrangements
At times, we may offer variations of the contracts described in this prospectus to existing owners as part of an exchange program. Contracts purchased through this exchange offer may impose different fees and expenses and provide certain additional benefits from those described in this prospectus.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's
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operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
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Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln ChoicePlus AssuranceSM (A Class)
Lincoln Life Variable Annuity Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlus AssuranceSM (A Class).
(Please Print)
Name:

Address:

City

State

Zip

Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.
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Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for contracts purchased prior to November 15, 2010 for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.**
	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
AB VPS Global Thematic Growth
2008	N/A	N/A	N/A	N/A	N/A	N/A	9.815	6.199	6	9.857	6.211	1*
2009	N/A	N/A	N/A	6.907	9.378	1*	6.199	9.422	14	6.211	9.449	1*
2010	N/A	N/A	N/A	9.378	11.021	9	9.422	11.089	37	9.449	11.132	1*
2011	N/A	N/A	N/A	11.021	8.366	11	11.089	8.430	38	11.132	8.471	1*
2012	N/A	N/A	N/A	8.366	9.389	10	8.430	9.475	35	8.471	9.530	1*
2013	N/A	N/A	N/A	9.389	11.438	10	9.475	11.560	34	9.530	11.639	1*
2014	N/A	N/A	N/A	11.438	11.880	11	11.560	12.025	28	11.639	12.120	1*
2015	N/A	N/A	N/A	11.880	12.085	10	12.025	12.251	31	12.120	12.360	1*
2016	N/A	N/A	N/A	12.085	11.872	10	12.251	12.053	27	12.360	12.172	1*
AB VPS Growth and Income(1)
2008	10.525	6.743	4	9.749	6.262	114	10.336	6.282	398	9.230	6.295	28
2009	6.743	8.026	5	6.262	7.469	263	6.282	7.504	1051	6.295	7.527	29
2010	8.026	8.954	5	7.469	8.349	329	7.504	8.401	1330	7.527	8.436	27
2011	8.954	9.394	5	8.349	8.777	352	8.401	8.844	1,190	8.436	8.890	26
2012	9.394	10.894	5	8.777	10.198	338	8.844	10.292	1,091	8.890	10.355	23
2013	10.894	12.758	4	10.198	11.953	314	10.292	12.070	1,007	10.355	12.148	33
AB VPS International Value(2)
2008	10.519	5.447	13	10.855	5.190	361	10.712	5.206	1234	10.886	5.218	100
2009	5.447	7.238	28	5.190	6.911	1,398	5.206	6.943	4196	5.218	6.965	147
2010	7.238	7.467	46	6.911	7.143	2,978	6.943	7.187	8615	6.965	7.217	200
2011	7.467	5.949	51	7.143	5.703	3,501	7.187	5.747	10,124	7.217	5.777	221
2012	5.949	6.720	47	5.703	6.454	3,357	5.747	6.514	9,575	5.777	6.554	208
2013	6.720	7.410	44	6.454	7.122	3,144	6.514	7.192	8,893	6.554	7.239	203
AB VPS Small/Mid Cap Value
2008	10.387	7.015	5	9.407	6.454	151	9.483	6.475	524	9.434	6.489	52
2009	7.015	9.897	6	6.454	9.125	233	6.475	9.168	945	6.489	9.197	72
2010	9.897	12.392	6	9.125	11.448	264	9.168	11.519	996	9.197	11.567	57
2011	12.392	11.200	6	11.448	10.367	262	11.519	10.447	930	11.567	10.501	57
2012	11.200	13.123	5	10.367	12.172	233	10.447	12.284	819	10.501	12.360	48
2013	13.123	17.864	4	12.172	16.603	211	12.284	16.781	679	12.360	16.901	49
2014	17.864	19.250	4	16.603	17.926	190	16.781	18.145	566	16.901	18.294	34
2015	19.250	17.955	3	17.926	16.754	168	18.145	16.984	498	18.294	17.140	30
2016	17.955	22.161	3	16.754	20.720	145	16.984	21.037	427	17.140	21.251	26
American Century VP Balanced
2016	N/A	N/A	N/A	10.261	10.437	3	10.056	10.447	13	N/A	N/A	N/A
American Century VP Inflation Protection(3)
2008	10.859	10.494	1*	11.078	10.513	37	11.098	10.547	80	11.112	10.569	7
2009	10.494	11.441	2	10.513	11.486	143	10.547	11.540	520	10.569	11.576	35
2010	11.441	11.893	1*	11.486	11.963	387	11.540	12.037	1,007	11.576	12.087	68
2011	11.893	13.145	3	11.963	13.248	375	12.037	13.351	964	12.087	13.419	42
2012	13.145	13.961	3	13.248	14.100	362	13.351	14.230	918	13.419	14.317	41
2013	13.961	13.687	3	14.100	13.833	374	14.230	13.968	914	14.317	14.059	42
American Funds Global Growth
2008	11.558	7.610	31	11.715	7.174	377	11.470	7.196	938	10.775	7.212	65
2009	7.610	10.711	32	7.174	10.117	631	7.196	10.164	1,486	7.212	10.196	82
2010	10.711	11.838	32	10.117	11.204	1,050	10.164	11.273	2,057	10.196	11.320	85
2011	11.838	10.668	28	11.204	10.117	1,008	11.273	10.195	2,032	11.320	10.247	69
2012	10.668	12.932	27	10.117	12.288	881	10.195	12.402	1,824	10.247	12.478	62
2013	12.932	16.523	28	12.288	15.732	761	12.402	15.900	1,598	12.478	16.014	58
2014	16.523	16.720	26	15.732	15.951	695	15.900	16.147	1413	16.014	16.278	54
2015	16.720	17.684	26	15.951	16.905	622	16.147	17.138	1177	16.278	17.295	61
2016	17.684	17.599	26	16.905	16.858	584	17.138	17.115	1097	17.295	17.289	56
A-1

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
American Funds Global Small Capitalization
2008	12.084	6.293	13	12.462	5.760	409	12.123	5.778	1,153	12.010	5.790	81
2009	6.293	10.040	23	5.760	9.207	1,281	5.778	9.250	3,592	5.790	9.279	126
2010	10.040	12.156	30	9.207	11.169	2,385	9.250	11.239	6,389	9.279	11.285	177
2011	12.156	9.721	33	11.169	8.950	2,818	11.239	9.019	7,638	11.285	9.066	197
2012	9.721	11.363	31	8.950	10.482	2,632	9.019	10.579	6,967	9.066	10.644	181
2013	11.363	14.416	25	10.482	13.326	2,278	10.579	13.469	5,912	10.644	13.566	156
2014	14.416	14.561	24	13.326	13.487	2167	13.469	13.652	5321	13.566	13.764	151
2015	14.561	14.440	21	13.487	13.402	1991	13.652	13.586	4629	13.764	13.711	138
2016	14.440	14.582	20	13.402	13.560	1888	13.586	13.768	4336	13.711	13.908	128
American Funds Growth
2008	10.771	6.595	50	10.800	6.224	841	10.697	6.244	2,516	10.236	6.257	175
2009	6.595	9.093	54	6.224	8.599	1,961	6.244	8.639	6,476	6.257	8.666	238
2010	9.093	10.674	60	8.599	10.114	2,632	8.639	10.177	8,411	8.666	10.219	274
2011	10.674	10.106	55	10.114	9.595	2,492	10.177	9.669	7,958	10.219	9.718	240
2012	10.106	11.784	53	9.595	11.210	2,235	9.669	11.313	7,158	9.718	11.383	203
2013	11.784	15.163	50	11.210	14.454	1,989	11.313	14.609	6,056	11.383	14.713	189
2014	15.163	16.273	43	14.454	15.543	1845	14.609	15.733	5193	14.713	15.862	152
2015	16.273	17.199	42	15.543	16.460	1649	15.733	16.687	4250	15.862	16.840	152
2016	17.199	18.625	40	16.460	17.860	1502	16.687	18.133	3793	16.840	18.318	123
American Funds Growth-Income
2008	10.165	6.955	103	10.334	6.442	2,273	9.958	6.462	5,983	10.149	6.476	481
2009	6.955	9.028	132	6.442	8.378	5,703	6.462	8.417	16,766	6.476	8.444	718
2010	9.028	9.950	159	8.378	9.252	8,430	8.417	9.309	24,792	8.444	9.347	843
2011	9.950	9.661	156	9.252	9.001	8,435	9.309	9.070	24,582	9.347	9.117	810
2012	9.661	11.226	147	9.001	10.480	7,712	9.070	10.576	22,232	9.117	10.641	691
2013	11.226	14.822	131	10.480	13.866	6,748	10.576	14.014	18,791	10.641	14.114	611
2014	14.822	16.219	118	13.866	15.203	5979	14.014	15.389	15445	14.114	15.514	555
2015	16.219	16.275	107	15.203	15.286	5481	15.389	15.496	13179	15.514	15.638	524
2016	16.275	17.952	97	15.286	16.894	4929	15.496	17.152	11601	15.638	17.326	454
American Funds International
2008	11.394	7.288	26	12.176	7.132	446	12.196	7.155	938	11.130	7.170	96
2009	7.288	10.314	27	7.132	10.113	668	7.155	10.160	1,482	7.170	10.192	113
2010	10.314	10.939	28	10.113	10.747	1,041	10.160	10.814	2,339	10.192	10.858	134
2011	10.939	9.308	26	10.747	9.163	1,134	10.814	9.234	2,770	10.858	9.281	152
2012	9.308	10.855	31	9.163	10.707	1,105	9.234	10.806	2,819	9.281	10.872	138
2013	10.855	13.059	30	10.707	12.907	1,084	10.806	13.046	2,926	10.872	13.139	141
2014	13.059	12.573	29	12.907	12.452	1073	13.046	12.605	2806	13.139	12.707	152
2015	12.573	11.873	29	12.452	11.782	1035	12.605	11.944	2598	12.707	12.054	155
2016	11.873	12.158	26	11.782	12.089	972	11.944	12.274	2471	12.054	12.399	143
BlackRock Global Allocation V.I.
2009	N/A	N/A	N/A	10.761	11.623	50	10.708	11.634	166	10.442	11.641	10
2010	11.609	12.602	1*	11.623	12.643	308	11.634	12.674	955	11.641	12.694	26
2011	12.602	12.011	1*	12.643	12.074	400	12.674	12.121	1,279	12.694	12.153	19
2012	12.011	13.063	1*	12.074	13.158	409	12.121	13.230	1,240	12.153	13.278	33
2013	13.063	14.783	1*	13.158	14.920	385	13.230	15.024	1,162	13.278	15.093	36
2014	14.783	14.904	1*	14.920	15.073	338	15.024	15.200	1039	15.093	15.285	32
2015	14.904	14.593	1*	15.073	14.788	315	15.200	14.935	966	15.285	15.034	28
2016	14.593	14.983	1*	14.788	15.213	285	14.935	15.388	901	15.034	15.505	19
ClearBridge Variable Mid Cap
2014	N/A	N/A	N/A	10.342	10.590	2	10.000	10.600	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.590	10.704	1*	10.600	10.729	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.704	11.574	1*	10.729	11.620	4	N/A	N/A	N/A
A-2

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP Diversified Income
2008	10.987	10.344	3	10.867	10.127	50	10.916	10.159	292	10.882	10.180	49
2009	10.344	12.959	5	10.127	12.712	695	10.159	12.770	2,247	10.180	12.810	101
2010	12.959	13.825	15	12.712	13.589	1,909	12.770	13.672	5,459	12.810	13.728	159
2011	13.825	14.515	15	13.589	14.296	1,987	13.672	14.405	5,749	13.728	14.479	164
2012	14.515	15.344	14	14.296	15.142	1,970	14.405	15.280	5,714	14.479	15.374	172
2013	15.344	14.960	15	15.142	14.793	2,088	15.280	14.951	5,866	15.374	15.057	160
2014	14.960	15.534	14	14.793	15.391	1993	14.951	15.578	5219	15.057	15.705	181
2015	15.534	15.158	14	15.391	15.049	1895	15.578	15.255	4763	15.705	15.394	172
2016	15.158	15.484	13	15.049	15.404	1852	15.255	15.638	4434	15.394	15.797	180
Delaware VIP Emerging Markets
2008	11.212	5.754	1*	10.734	5.773	48	11.934	5.787	106	10.866	5.796	15
2009	5.754	10.111	1*	5.773	10.165	61	5.787	10.205	175	5.796	10.232	16
2010	10.111	11.821	3	10.165	11.909	207	10.205	11.973	594	10.232	12.017	34
2011	11.821	9.353	3	11.909	9.441	262	11.973	9.507	733	12.017	9.551	40
2012	9.353	10.564	3	9.441	10.684	228	9.507	10.775	694	9.551	10.835	40
2013	10.564	11.478	2	10.684	11.632	212	10.775	11.748	652	10.835	11.826	42
2014	11.478	10.414	2	11.632	10.576	212	11.748	10.697	639	11.826	10.779	35
2015	10.414	8.778	3	10.576	8.932	218	10.697	9.048	664	10.779	9.127	27
2016	8.778	9.870	1*	8.932	10.063	193	9.048	10.209	590	9.127	10.308	28
Delaware VIP High Yield
2008	10.421	8.017	2	9.988	7.741	25	9.979	7.766	152	10.464	7.782	11
2009	8.017	11.787	2	7.741	11.405	74	7.766	11.458	229	7.782	11.494	18
2010	11.787	13.397	1*	11.405	12.988	110	11.458	13.068	296	11.494	13.122	17
2011	13.397	13.559	1*	12.988	13.171	110	13.068	13.273	292	13.122	13.341	14
2012	13.559	15.738	1*	13.171	15.319	108	13.273	15.460	260	13.341	15.554	22
2013	15.738	16.963	1*	15.319	16.544	107	15.460	16.722	271	15.554	16.841	22
2014	16.963	16.688	1*	16.544	16.308	97	16.722	16.508	219	16.841	16.642	20
2015	16.688	15.371	2	16.308	15.051	90	16.508	15.258	190	16.642	15.398	25
2016	15.371	17.165	2	15.051	16.842	82	15.258	17.100	167	15.398	17.273	21
Delaware VIP Limited-Term Diversified Income
2008	10.523	10.273	12	10.403	10.210	445	10.448	10.242	1,412	10.488	10.264	106
2009	10.273	11.440	35	10.210	11.392	2,362	10.242	11.445	6,643	10.264	11.481	284
2010	11.440	11.801	64	11.392	11.775	5,484	11.445	11.848	15,308	11.481	11.896	347
2011	11.801	11.970	63	11.775	11.966	5,763	11.848	12.060	16,300	11.896	12.121	341
2012	11.970	12.138	65	11.966	12.160	5,829	12.060	12.272	16,485	12.121	12.347	361
2013	12.138	11.846	66	12.160	11.891	6,254	12.272	12.018	17,558	12.347	12.104	367
2014	11.846	11.885	64	11.891	11.955	6122	12.018	12.101	16044	12.104	12.199	376
2015	11.885	11.829	59	11.955	11.922	5791	12.101	12.086	14344	12.199	12.196	328
2016	11.829	11.903	57	11.922	12.020	5535	12.086	12.204	13386	12.196	12.327	324
Delaware VIP REIT
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	5.800	6.744	6	5.823	6.776	15	6.245	6.797	1*
2010	7.560	9.467	1*	6.744	8.462	34	6.776	8.515	75	6.797	8.550	1*
2011	9.467	10.358	5	8.462	9.277	47	8.515	9.348	100	8.550	9.397	2
2012	10.358	11.946	5	9.277	10.721	37	9.348	10.820	104	9.397	10.887	2
2013	11.946	12.042	5	10.721	10.829	45	10.820	10.945	124	10.887	11.024	2
2014	12.042	15.379	5	10.829	13.857	38	10.945	14.027	93	11.024	14.142	5
2015	15.379	15.747	5	13.857	14.217	35	14.027	14.413	78	14.142	14.545	1*
2016	15.747	16.449	5	14.217	14.881	33	14.413	15.108	74	14.545	15.262	1*
Delaware VIP Small Cap Value
2008	N/A	N/A	N/A	10.155	6.904	5	9.321	6.909	24	9.217	6.913	1*
2009	N/A	N/A	N/A	6.904	9.002	25	6.909	9.022	150	6.913	9.037	1*
2010	8.974	11.709	2	9.002	11.769	141	9.022	11.813	434	9.037	11.844	4
2011	11.709	11.397	2	11.769	11.478	147	11.813	11.538	468	11.844	11.580	5
2012	11.397	12.809	2	11.478	12.926	117	11.538	13.014	421	11.580	13.073	5
2013	12.809	16.871	2	12.926	17.059	100	13.014	17.201	359	13.073	17.297	4
2014	16.871	17.624	2	17.059	17.856	98	17.201	18.031	322	17.297	18.150	3
2015	17.624	16.305	2	17.856	16.552	91	18.031	16.740	279	18.150	16.867	3
2016	16.305	21.140	1*	16.552	21.503	78	16.740	21.780	240	16.867	21.968	4
A-3

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP Smid Cap Growth(4)
2008	N/A	N/A	N/A	9.410	5.618	5	8.748	5.635	7	8.760	5.647	7
2009	N/A	N/A	N/A	5.618	8.594	3	5.635	8.634	9	5.647	8.662	7
2010	N/A	N/A	N/A	10.275	11.642	11	10.335	11.714	17	10.376	11.763	6
2011	N/A	N/A	N/A	11.642	12.450	24	11.714	12.545	37	11.763	12.610	8
2012	15.416	15.501	1*	12.450	13.660	28	12.545	13.785	39	12.610	13.870	8
2013	N/A	N/A	N/A	13.660	19.084	29	13.785	19.288	39	13.870	19.427	7
2014	N/A	N/A	N/A	19.084	19.456	23	19.288	19.693	33	19.427	19.855	5
2015	23.335	23.340	1*	19.456	20.691	23	19.693	20.975	33	19.855	21.168	2
2016	23.340	24.935	1*	20.691	22.149	24	20.975	22.487	37	21.168	22.717	2
Delaware VIP U.S. Growth
2008	10.366	6.845	2	8.852	6.300	50	8.874	6.320	208	10.341	6.334	10
2009	6.845	9.677	6	6.300	8.925	684	6.320	8.967	1,947	6.334	8.995	45
2010	9.677	10.867	20	8.925	10.043	1,889	8.967	10.105	5,324	8.995	10.147	105
2011	10.867	11.555	20	10.043	10.700	1,987	10.105	10.782	5,604	10.147	10.838	119
2012	11.555	13.251	18	10.700	12.296	1,810	10.782	12.409	5,015	10.838	12.485	106
2013	13.251	17.621	15	12.296	16.383	1,586	12.409	16.559	4,296	12.485	16.677	91
2014	17.621	19.604	13	16.383	18.263	1396	16.559	18.487	3550	16.677	18.638	84
2015	19.604	20.374	12	18.263	19.019	1246	18.487	19.281	3019	18.638	19.457	66
2016	20.374	19.044	12	19.019	17.813	1229	19.281	18.085	2923	19.457	18.269	62
Delaware VIP Value
2008	N/A	N/A	N/A	9.134	6.487	7	8.814	6.507	18	N/A	N/A	N/A
2009	N/A	N/A	N/A	6.487	7.563	19	6.507	7.599	55	N/A	N/A	N/A
2010	N/A	N/A	N/A	7.563	8.644	21	7.599	8.698	105	7.622	8.734	40
2011	N/A	N/A	N/A	8.644	9.360	39	8.698	9.432	142	8.734	9.480	15
2012	N/A	N/A	N/A	9.360	10.615	34	9.432	10.713	134	9.480	10.779	18
2013	N/A	N/A	N/A	10.615	14.031	37	10.713	14.182	129	10.779	14.283	22
2014	N/A	N/A	N/A	14.031	15.811	38	14.182	16.004	100	14.283	16.134	24
2015	16.558	16.661	1*	15.811	15.569	36	16.004	15.783	110	16.134	15.927	22
2016	16.661	18.839	1*	15.569	17.639	42	15.783	17.908	111	15.927	18.090	24
Deutsche Alternative Asset Allocation VIP
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.341	11.554	1*
2010	N/A	N/A	N/A	11.536	12.821	3	11.547	12.853	7	11.554	12.874	2
2011	N/A	N/A	N/A	12.821	12.311	10	12.853	12.359	16	12.874	12.392	2
2012	N/A	N/A	N/A	12.311	13.343	7	12.359	13.416	22	12.392	13.464	2
2013	N/A	N/A	N/A	13.343	13.322	5	13.416	13.415	24	13.464	13.477	3
2014	N/A	N/A	N/A	13.322	13.630	1*	13.415	13.746	26	13.477	13.823	3
2015	12.946	12.459	1*	13.630	12.625	4	13.746	12.751	25	13.823	12.835	3
2016	12.459	12.937	1*	12.625	13.136	4	12.751	13.287	21	12.835	13.388	3
Fidelity VIP Contrafund
2008	10.792	7.047	16	11.558	6.635	625	11.142	6.656	2,136	11.298	6.670	215
2009	7.047	9.442	18	6.635	8.908	1,051	6.656	8.949	3,759	6.670	8.977	254
2010	9.442	10.919	22	8.908	10.322	1,438	8.949	10.386	4,862	8.977	10.429	243
2011	10.919	10.499	22	10.322	9.945	1,420	10.386	10.021	4,548	10.429	10.073	212
2012	10.499	12.060	25	9.945	11.447	1,291	10.021	11.552	4,083	10.073	11.623	198
2013	12.060	15.621	23	11.447	14.856	1,155	11.552	15.015	3,553	11.623	15.122	189
2014	15.621	17.250	22	14.856	16.438	1027	15.015	16.639	2982	15.122	16.775	146
2015	17.250	17.132	17	16.438	16.359	943	16.639	16.584	2594	16.775	16.735	139
2016	17.132	18.255	17	16.359	17.466	877	16.584	17.732	2376	16.735	17.912	119
Fidelity VIP Growth
2008	N/A	N/A	N/A	10.813	6.471	8	10.677	6.492	35	10.691	6.506	1*
2009	N/A	N/A	N/A	6.471	8.207	15	6.492	8.245	64	N/A	N/A	N/A
2010	8.778	10.754	1*	8.207	10.074	21	8.245	10.137	84	8.269	10.176	6
2011	10.754	10.632	1*	10.074	9.981	24	10.137	10.058	81	10.176	10.107	5
2012	10.632	12.031	1*	9.981	11.316	21	10.058	11.420	76	10.107	11.488	8
2013	12.031	16.183	1*	11.316	15.252	20	11.420	15.416	71	11.488	15.522	8
2014	16.183	17.769	1*	15.252	16.780	20	15.416	16.985	66	15.522	17.120	3
2015	17.769	18.788	1*	16.780	17.778	19	16.985	18.022	54	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.778	17.715	12	18.022	17.986	46	N/A	N/A	N/A
A-4

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Fidelity VIP Mid Cap
2008	11.269	7.186	4	11.522	6.925	98	11.167	6.947	205	10.576	6.962	44
2009	7.186	9.932	5	6.925	9.592	184	6.947	9.637	481	6.962	9.667	62
2010	9.932	12.630	6	9.592	12.222	436	9.637	12.297	1,006	9.667	12.348	72
2011	12.630	11.136	7	12.222	10.798	467	12.297	10.881	1,107	12.348	10.937	63
2012	11.136	12.619	7	10.798	12.259	426	10.881	12.372	1,011	10.937	12.448	54
2013	12.619	16.957	7	12.259	16.507	405	12.372	16.685	898	12.448	16.804	49
2014	16.957	17.783	5	16.507	17.346	367	16.685	17.559	808	16.804	17.702	40
2015	17.783	17.302	4	17.346	16.911	345	17.559	17.144	710	17.702	17.301	38
2016	17.302	19.154	4	16.911	18.758	311	17.144	19.044	651	17.301	19.238	32
Fidelity VIP Overseas(5)
2008	N/A	N/A	N/A	11.064	6.824	13	11.086	6.846	43	11.100	6.860	5
2009	N/A	N/A	N/A	6.824	8.536	27	6.846	8.576	64	6.860	8.603	4
2010	N/A	N/A	N/A	8.536	9.545	52	8.576	9.604	100	8.603	9.643	4
2011	N/A	N/A	N/A	9.545	7.819	55	9.604	7.879	106	9.643	7.920	1*
2012	N/A	N/A	N/A	7.819	9.328	47	7.879	9.414	77	7.920	9.472	1*
2013	N/A	N/A	N/A	9.328	10.439	45	9.414	10.541	69	9.472	10.610	1*
Franklin Income VIP
2008	10.356	7.659	18	10.447	7.309	633	10.329	7.332	1,986	10.371	7.347	162
2009	7.659	10.271	25	7.309	9.821	1,190	7.332	9.867	3,494	7.347	9.898	144
2010	10.271	11.446	26	9.821	10.967	1,531	9.867	11.035	4,293	9.898	11.080	238
2011	11.446	11.591	26	10.967	11.128	1,489	11.035	11.213	4,044	11.080	11.270	136
2012	11.591	12.914	26	11.128	12.423	1,388	11.213	12.538	3,735	11.270	12.614	120
2013	12.914	14.554	24	12.423	14.028	1,298	12.538	14.179	3,390	12.614	14.280	114
2014	14.554	15.059	20	14.028	14.544	1198	14.179	14.722	2867	14.280	14.842	117
2015	15.059	13.844	16	14.544	13.397	1135	14.722	13.582	2548	14.842	13.706	114
2016	13.844	15.612	14	13.397	15.139	1042	13.582	15.370	2216	13.706	15.526	113
Franklin Mutual Shares VIP
2008	10.208	6.956	44	10.402	6.555	1,342	10.110	6.576	4,123	10.142	6.590	386
2009	6.956	8.672	89	6.555	8.189	3,964	6.576	8.227	11,878	6.590	8.253	509
2010	8.672	9.538	113	8.189	9.024	6,821	8.227	9.080	19,245	8.253	9.117	601
2011	9.538	9.335	112	9.024	8.850	7,071	9.080	8.918	19,483	9.117	8.964	574
2012	9.335	10.548	102	8.850	10.020	6,450	8.918	10.112	17,484	8.964	10.174	504
2013	10.548	13.381	90	10.020	12.736	5,679	10.112	12.873	14,878	10.174	12.965	446
2014	13.381	14.177	85	12.736	13.521	5147	12.873	13.686	12534	12.965	13.798	408
2015	14.177	13.330	77	13.521	12.738	4915	13.686	12.914	11375	13.798	13.032	370
2016	13.330	15.301	69	12.738	14.652	4357	12.914	14.875	9822	13.032	15.027	339
FTVIPT Franklin Small-Mid Cap Growth Securities(6)
2008	10.428	6.742	1*	10.150	6.206	61	10.168	6.226	204	9.855	6.239	12
2009	6.742	9.573	1*	6.206	8.831	130	6.226	8.872	310	6.239	8.900	24
2010	9.573	12.084	1*	8.831	11.169	179	8.872	11.238	440	8.900	11.285	16
2011	12.084	11.374	1*	11.169	10.534	174	11.238	10.616	432	11.285	10.670	15
2012	11.374	12.471	1*	10.534	11.573	162	10.616	11.680	403	10.670	11.751	11
2013	12.471	14.562	1*	11.573	13.524	153	11.680	13.656	372	11.751	13.745	10
Goldman Sachs VIT Large Cap Value
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	9.821	12.112	3	10.066	12.141	455	10.068	12.162	1,115	9.544	12.176	13
2010	12.112	13.283	13	12.141	13.343	1,582	12.162	13.385	4,302	12.176	13.414	88
2011	13.283	12.183	14	13.343	12.262	1863	13.385	12.320	5184	13.414	12.359	94
2012	12.183	14.318	12	12.262	14.439	1,613	12.320	14.529	4,382	12.359	14.590	86
2013	14.318	18.825	11	14.439	19.022	1,362	14.529	19.170	3,608	14.590	19.268	71
2014	18.825	20.967	10	19.022	21.229	1192	19.170	21.425	2960	19.268	21.557	50
2015	20.967	19.787	9	21.229	20.074	1133	21.425	20.290	2715	21.557	20.436	45
2016	19.787	21.778	8	20.074	22.139	1040	20.290	22.411	2432	20.436	22.594	41
Invesco V.I. International Growth
2014	N/A	N/A	N/A	10.226	9.656	1*	10.087	9.664	15	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.656	9.319	2	9.664	9.341	19	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.319	9.171	4	9.341	9.207	25	N/A	N/A	N/A
A-5

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Lord Abbett Fundamental Equity
2008	N/A	N/A	N/A	N/A	N/A	N/A	10.563	10.754	2	N/A	N/A	N/A
2009	12.378	13.394	1*	10.313	13.424	72	10.754	13.446	228	10.438	13.461	8
2010	13.394	15.767	1*	13.424	15.835	142	13.446	15.885	371	13.461	15.919	13
2011	15.767	14.895	1*	15.835	14.988	156	15.885	15.058	424	15.919	15.105	11
2012	14.895	16.291	1*	14.988	16.426	149	15.058	16.527	387	15.105	16.596	9
2013	16.291	21.875	1*	16.426	22.100	131	16.527	22.270	316	16.596	22.384	7
2014	21.875	23.180	1*	22.100	23.466	118	22.270	23.682	268	22.384	23.827	8
2015	23.180	22.137	1*	23.466	22.455	111	23.682	22.695	247	23.827	22.857	8
2016	22.137	25.342	1*	22.455	25.758	94	22.695	26.072	213	22.857	26.285	6
LVIP Baron Growth Opportunities
2008	N/A	N/A	N/A	9.592	6.203	31	9.610	6.223	53	9.622	6.236	8
2009	N/A	N/A	N/A	6.203	8.504	48	6.223	8.543	85	6.236	8.570	22
2010	N/A	N/A	N/A	8.504	10.651	64	8.543	10.716	176	8.570	10.761	18
2011	N/A	N/A	N/A	10.651	10.980	59	10.716	11.064	212	10.761	11.121	11
2012	N/A	N/A	N/A	10.980	12.867	53	11.064	12.985	198	11.121	13.065	8
2013	N/A	N/A	N/A	12.867	17.861	52	12.985	18.052	171	13.065	18.181	6
2014	N/A	N/A	N/A	17.861	18.560	47	18.052	18.786	159	18.181	18.940	8
2015	N/A	N/A	N/A	18.560	17.516	48	18.786	17.756	141	18.940	17.919	6
2016	N/A	N/A	N/A	17.516	18.326	42	17.756	18.606	134	17.919	18.795	5
LVIP BlackRock Dividend Value Managed Volatility
2008	N/A	N/A	N/A	9.568	6.411	24	9.535	6.431	53	9.121	6.444	1*
2009	N/A	N/A	N/A	6.411	7.814	39	6.431	7.851	95	6.444	7.875	2
2010	N/A	N/A	N/A	7.814	9.110	39	7.851	9.166	104	7.875	9.204	1*
2011	N/A	N/A	N/A	9.110	8.774	35	9.166	8.842	110	9.204	8.887	20
2012	N/A	N/A	N/A	8.774	10.147	33	8.842	10.240	106	8.887	10.303	18
2013	N/A	N/A	N/A	10.147	11.858	42	10.240	11.985	155	10.303	12.071	23
2014	N/A	N/A	N/A	11.858	12.131	46	11.985	12.279	123	12.071	12.380	18
2015	N/A	N/A	N/A	12.131	11.410	49	12.279	11.567	119	12.380	11.673	1*
2016	N/A	N/A	N/A	11.410	12.628	43	11.567	12.821	130	11.673	12.951	1*
LVIP BlackRock Emerging Markets Managed Volatility(10)
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.543	11.005	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.408	10.014	1*	11.005	10.035	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.014	9.415	2	10.035	9.448	19	10.048	9.470	2
2015	N/A	N/A	N/A	9.415	7.911	6	9.448	7.951	26	9.470	7.977	2
2016	N/A	N/A	N/A	7.911	8.368	5	7.951	8.422	25	7.977	8.458	2
LVIP BlackRock Inflation Protected Bond
2010	N/A	N/A	N/A	10.311	10.143	12	10.129	10.153	3	N/A	N/A	N/A
2011	10.131	11.210	1*	10.143	11.246	41	10.153	11.274	243	10.159	11.292	7
2012	11.210	11.780	3	11.246	11.842	51	11.274	11.888	295	11.292	11.919	21
2013	11.780	10.652	5	11.842	10.730	495	11.888	10.788	1,281	11.919	10.827	66
2014	10.652	10.839	5	10.730	10.940	478	10.788	11.016	1130	10.827	11.067	48
2015	10.839	10.397	5	10.940	10.515	418	11.016	10.604	1010	11.067	10.664	38
2016	10.397	10.626	4	10.515	10.767	398	10.604	10.875	953	10.664	10.947	35
LVIP Blended Large Cap Growth Managed Volatility
2008	N/A	N/A	N/A	11.495	7.059	11	10.840	7.081	7	N/A	N/A	N/A
2009	N/A	N/A	N/A	7.059	9.666	21	7.081	9.711	31	N/A	N/A	N/A
2010	N/A	N/A	N/A	9.666	10.640	29	9.711	10.706	48	9.741	10.750	1*
2011	N/A	N/A	N/A	10.640	9.920	32	10.706	9.996	48	10.750	10.048	2
2012	N/A	N/A	N/A	9.920	11.414	27	9.996	11.519	42	10.048	11.590	2
2013	N/A	N/A	N/A	11.414	14.160	25	11.519	14.312	33	11.590	14.415	2
2014	N/A	N/A	N/A	14.160	14.748	25	14.312	14.928	27	14.415	15.050	2
2015	N/A	N/A	N/A	14.748	14.774	24	14.928	14.977	26	15.050	15.115	2
2016	N/A	N/A	N/A	14.774	14.414	25	14.977	14.634	26	15.115	14.783	2
A-6

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Blended Mid Cap Managed Volatility
2008	N/A	N/A	N/A	9.650	5.510	4	9.527	5.524	16	9.466	5.533	1*
2009	N/A	N/A	N/A	5.510	8.085	9	5.524	8.117	29	5.533	8.139	1*
2010	N/A	N/A	N/A	8.085	10.171	12	8.117	10.227	42	8.139	10.264	6
2011	N/A	N/A	N/A	10.171	9.291	12	10.227	9.356	44	10.264	9.399	6
2012	N/A	N/A	N/A	9.291	9.779	11	9.356	9.863	43	9.399	9.919	6
2013	N/A	N/A	N/A	9.779	12.069	12	9.863	12.189	32	9.919	12.271	7
2014	N/A	N/A	N/A	12.069	11.058	12	12.189	11.185	34	12.271	11.271	4
2015	N/A	N/A	N/A	11.058	10.473	13	11.185	10.609	35	11.271	10.701	4
2016	N/A	N/A	N/A	10.473	10.586	12	10.609	10.741	34	10.701	10.845	4
LVIP Clarion Global Real Estate
2008	N/A	N/A	N/A	7.863	4.731	17	7.764	4.743	30	7.895	4.751	8
2009	N/A	N/A	N/A	4.731	6.447	35	4.743	6.472	54	4.751	6.489	19
2010	N/A	N/A	N/A	6.447	7.517	60	6.472	7.559	75	6.489	7.586	23
2011	N/A	N/A	N/A	7.517	6.787	66	7.559	6.834	92	7.586	6.866	15
2012	N/A	N/A	N/A	6.787	8.366	45	6.834	8.437	87	6.866	8.485	12
2013	8.761	8.431	1*	8.366	8.543	50	8.437	8.629	92	8.485	8.686	22
2014	8.431	9.473	1*	8.543	9.618	47	8.629	9.729	85	8.686	9.804	20
2015	N/A	N/A	N/A	9.618	9.392	42	9.729	9.515	75	9.804	9.597	19
2016	N/A	N/A	N/A	9.392	9.396	42	9.515	9.533	74	9.597	9.625	20
LVIP Delaware Bond
2008	10.736	10.206	35	10.517	10.012	1,046	10.570	10.044	3,510	10.622	10.065	282
2009	10.206	11.959	74	10.012	11.756	4,322	10.044	11.811	13,814	10.065	11.848	501
2010	11.959	12.789	123	11.756	12.596	9,066	11.811	12.674	27,791	11.848	12.726	702
2011	12.789	13.567	121	12.596	13.390	9,152	12.674	13.493	27,722	12.726	13.562	668
2012	13.567	14.255	121	13.390	14.097	9,024	13.493	14.227	27,034	13.562	14.314	653
2013	14.255	13.727	118	14.097	13.601	9,563	14.227	13.747	28,666	14.314	13.845	596
2014	13.727	14.337	111	13.601	14.235	8986	13.747	14.409	25503	13.845	14.526	602
2015	14.337	14.185	101	14.235	14.112	8427	14.409	14.306	22753	14.526	14.437	559
2016	14.185	14.362	94	14.112	14.317	8023	14.306	14.535	21286	14.437	14.683	514
LVIP Delaware Diversified Floating Rate
2010	10.070	10.072	1*	10.082	10.084	6	10.093	10.094	14	N/A	N/A	N/A
2011	10.072	9.913	1*	10.084	9.945	52	10.094	9.969	188	10.100	9.986	5
2012	9.913	10.193	1*	9.945	10.246	46	9.969	10.287	208	9.986	10.314	5
2013	10.193	10.132	2	10.246	10.206	178	10.287	10.262	487	10.314	10.299	40
2014	10.132	10.058	2	10.206	10.151	159	10.262	10.222	462	10.299	10.269	32
2015	10.058	9.851	2	10.151	9.963	214	10.222	10.047	424	10.269	10.104	42
2016	9.851	9.939	2	9.963	10.071	210	10.047	10.172	417	10.104	10.240	30
LVIP Delaware Foundation Aggressive Allocation(7)
2008	N/A	N/A	N/A	10.084	7.069	12	10.266	7.091	49	10.298	7.106	1*
2009	N/A	N/A	N/A	7.069	9.223	20	7.091	9.266	53	7.106	9.295	1*
2010	N/A	N/A	N/A	9.223	10.256	19	9.266	10.319	53	9.295	10.362	1*
2011	N/A	N/A	N/A	10.256	9.933	18	10.319	10.009	53	10.362	10.061	1*
2012	N/A	N/A	N/A	9.933	11.125	17	10.009	11.227	56	10.061	11.297	1*
2013	N/A	N/A	N/A	11.125	13.224	16	11.227	13.365	46	11.297	13.462	1*
2014	N/A	N/A	N/A	13.224	13.640	12	13.365	13.806	40	13.462	13.920	1*
2015	N/A	N/A	N/A	13.640	13.304	11	13.806	13.487	31	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.304	13.891	11	13.487	14.103	30	N/A	N/A	N/A
LVIP Delaware Social Awareness
2008	N/A	N/A	N/A	9.442	6.654	2	9.786	6.675	1*	9.480	6.689	1*
2009	N/A	N/A	N/A	6.654	8.542	2	6.675	8.582	20	6.689	8.609	11
2010	N/A	N/A	N/A	8.542	9.412	7	8.582	9.470	31	8.609	9.510	32
2011	N/A	N/A	N/A	9.412	9.355	7	9.470	9.427	42	9.510	9.475	29
2012	N/A	N/A	N/A	9.355	10.651	7	9.427	10.749	40	9.475	10.815	21
2013	N/A	N/A	N/A	10.651	14.272	7	10.749	14.425	33	10.815	14.528	14
2014	N/A	N/A	N/A	14.272	16.237	9	14.425	16.436	29	14.528	16.570	4
2015	N/A	N/A	N/A	16.237	15.930	6	16.436	16.148	29	16.570	16.295	1*
2016	N/A	N/A	N/A	15.930	16.776	6	16.148	17.032	27	N/A	N/A	N/A
A-7

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Delaware Special Opportunities
2008	N/A	N/A	N/A	8.851	5.746	10	8.375	5.760	14	8.646	5.769	4
2009	N/A	N/A	N/A	5.746	7.402	12	5.760	7.431	48	5.769	7.450	4
2010	N/A	N/A	N/A	7.402	9.550	24	7.431	9.602	56	7.450	9.636	1*
2011	N/A	N/A	N/A	9.550	8.941	21	9.602	9.003	66	9.636	9.044	1*
2012	N/A	N/A	N/A	8.941	10.148	25	9.003	10.234	63	9.044	10.291	1*
2013	N/A	N/A	N/A	10.148	13.408	23	10.234	13.542	54	10.291	13.631	1*
2014	N/A	N/A	N/A	13.408	14.252	18	13.542	14.416	50	13.631	14.525	3
2015	N/A	N/A	N/A	14.252	14.112	17	14.416	14.295	43	14.525	14.418	1*
2016	N/A	N/A	N/A	14.112	16.780	16	14.295	17.024	41	14.418	17.187	1*
LVIP Dimensional International Equity Managed Volatility
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.580	9.789	2	9.403	9.812	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.789	11.140	3	9.812	11.184	13	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.140	10.186	13	11.184	10.241	17	11.213	10.279	2
2015	N/A	N/A	N/A	10.186	9.670	20	10.241	9.737	14	10.279	9.782	2
2016	N/A	N/A	N/A	9.670	9.748	21	9.737	9.830	17	9.782	9.886	2
LVIP Dimensional U.S. Core Equity 1
2008	10.282	7.224	3	9.748	6.742	4	9.766	6.764	14	N/A	N/A	N/A
2009	7.224	8.876	4	6.742	8.302	6	6.764	8.340	42	N/A	N/A	N/A
2010	8.876	9.880	4	8.302	9.259	12	8.340	9.316	78	N/A	N/A	N/A
2011	9.880	9.854	3	9.259	9.253	19	9.316	9.325	86	N/A	N/A	N/A
2012	9.854	11.200	3	9.253	10.538	18	9.325	10.636	91	N/A	N/A	N/A
2013	11.200	14.711	3	10.538	13.869	16	10.636	14.018	86	N/A	N/A	N/A
2014	14.711	16.410	3	13.869	15.502	17	14.018	15.691	75	N/A	N/A	N/A
2015	16.410	15.850	3	15.502	15.003	15	15.691	15.209	69	15.466	15.346	1*
2016	15.850	17.872	2	15.003	16.951	15	15.209	17.210	70	15.346	17.382	1*
LVIP Dimensional U.S. Equity Managed Volatility
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.723	10.906	1*	9.736	10.933	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.906	13.930	1*	10.933	13.983	9	10.951	14.020	1*
2014	N/A	N/A	N/A	13.930	14.415	8	13.983	14.494	12	14.020	14.546	2
2015	N/A	N/A	N/A	14.415	13.165	9	14.494	13.257	8	14.546	13.319	2
2016	N/A	N/A	N/A	13.165	14.464	9	13.257	14.587	25	13.319	14.669	2
LVIP Dimensional/Vanguard Total Bond
2011	N/A	N/A	N/A	10.291	10.389	4	10.058	10.399	38	10.281	10.406	1*
2012	N/A	N/A	N/A	10.389	10.655	19	10.399	10.681	124	10.406	10.698	2
2013	N/A	N/A	N/A	10.655	10.242	30	10.681	10.282	109	10.698	10.309	1*
2014	N/A	N/A	N/A	10.242	10.596	46	10.282	10.654	93	10.309	10.692	1*
2015	N/A	N/A	N/A	10.596	10.508	40	10.654	10.581	114	10.692	10.630	3
2016	N/A	N/A	N/A	10.508	10.605	107	10.581	10.695	164	10.630	10.756	1*
LVIP Franklin Templeton Global Equity Managed Volatility
2008	9.313	6.034	2	8.857	6.054	140	9.602	6.069	313	8.916	6.079	18
2009	6.034	7.628	3	6.054	7.668	199	6.069	7.698	537	6.079	7.719	11
2010	7.628	8.020	7	7.668	8.079	270	7.698	8.123	842	7.719	8.152	21
2011	8.020	7.668	7	8.079	7.739	247	8.123	7.793	808	8.152	7.829	10
2012	7.668	9.170	7	7.739	9.273	182	7.793	9.352	659	7.829	9.405	5
2013	9.170	10.850	5	9.273	10.995	169	9.352	11.104	577	9.405	11.178	5
2014	10.850	10.492	4	10.995	10.653	153	11.104	10.775	494	11.178	10.858	7
2015	10.492	9.520	4	10.653	9.686	147	10.775	9.812	463	10.858	9.897	4
2016	9.520	9.620	4	9.686	9.807	139	9.812	9.949	476	9.897	10.045	4
LVIP Global Conservative Allocation Managed Risk
2008	N/A	N/A	N/A	10.418	8.672	30	10.450	8.699	100	N/A	N/A	N/A
2009	N/A	N/A	N/A	8.672	10.703	46	8.699	10.753	326	8.569	10.788	21
2010	N/A	N/A	N/A	10.703	11.693	104	10.753	11.765	439	10.788	11.814	11
2011	N/A	N/A	N/A	11.693	11.985	119	11.765	12.077	467	11.814	12.140	89
2012	N/A	N/A	N/A	11.985	13.006	131	12.077	13.126	512	12.140	13.207	61
2013	N/A	N/A	N/A	13.006	14.111	131	13.126	14.262	495	13.207	14.365	6
2014	N/A	N/A	N/A	14.111	14.744	116	14.262	14.924	428	14.365	15.047	6
2015	N/A	N/A	N/A	14.744	14.286	109	14.924	14.482	424	15.047	14.615	5
2016	N/A	N/A	N/A	14.286	14.830	85	14.482	15.057	376	14.615	15.211	5
A-8

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Global Growth Allocation Managed Risk
2008	N/A	N/A	N/A	N/A	N/A	N/A	10.307	7.321	31	10.347	7.336	11
2009	N/A	N/A	N/A	6.913	9.309	64	7.321	9.352	159	7.336	9.381	11
2010	N/A	N/A	N/A	9.309	10.372	296	9.352	10.436	479	9.381	10.479	52
2011	N/A	N/A	N/A	10.372	10.254	352	10.436	10.332	637	10.479	10.385	83
2012	N/A	N/A	N/A	10.254	11.064	519	10.332	11.165	1,068	10.385	11.234	113
2013	N/A	N/A	N/A	11.064	12.419	607	11.165	12.552	1,546	11.234	12.642	131
2014	N/A	N/A	N/A	12.419	12.702	702	12.552	12.857	1514	12.642	12.962	190
2015	N/A	N/A	N/A	12.702	12.094	758	12.857	12.260	1429	12.962	12.372	180
2016	N/A	N/A	N/A	12.094	12.523	727	12.260	12.714	1413	12.372	12.844	155
LVIP Global Income
2009	N/A	N/A	N/A	10.095	10.719	174	10.119	10.730	452	10.462	10.738	13
2010	10.708	11.588	1*	10.719	11.623	706	10.730	11.653	1,597	10.738	11.673	39
2011	11.588	11.557	2	11.623	11.615	778	11.653	11.662	1,728	11.673	11.694	25
2012	11.557	12.279	6	11.615	12.365	766	11.662	12.434	1,692	11.694	12.481	31
2013	12.279	11.773	6	12.365	11.879	835	12.434	11.963	1,878	12.481	12.020	31
2014	11.773	11.840	6	11.879	11.971	787	11.963	12.074	1769	12.020	12.143	39
2015	11.840	11.445	5	11.971	11.595	730	12.074	11.712	1624	12.143	11.791	33
2016	11.445	11.349	5	11.595	11.521	678	11.712	11.655	1560	11.791	11.745	36
LVIP Global Moderate Allocation Managed Risk
2008	N/A	N/A	N/A	10.407	7.963	55	10.426	7.988	148	10.476	8.005	1*
2009	N/A	N/A	N/A	7.963	10.080	171	7.988	10.127	297	8.005	10.159	8
2010	N/A	N/A	N/A	10.080	11.156	347	10.127	11.225	715	10.159	11.272	47
2011	N/A	N/A	N/A	11.156	11.157	480	11.225	11.243	867	11.272	11.301	51
2012	N/A	N/A	N/A	11.157	12.088	705	11.243	12.199	1,497	11.301	12.274	61
2013	N/A	N/A	N/A	12.088	13.367	748	12.199	13.511	1,893	12.274	13.607	123
2014	N/A	N/A	N/A	13.367	13.762	701	13.511	13.930	1668	13.607	14.044	100
2015	N/A	N/A	N/A	13.762	13.145	723	13.930	13.326	1664	14.044	13.448	75
2016	N/A	N/A	N/A	13.145	13.559	677	13.326	13.766	1511	13.448	13.905	62
LVIP Government Money Market
2008	10.574	10.592	3	10.455	10.543	116	10.508	10.577	433	10.507	10.599	148
2009	10.592	10.485	10	10.543	10.457	186	10.577	10.506	335	10.599	10.539	92
2010	10.485	10.375	9	10.457	10.368	190	10.506	10.432	326	10.539	10.475	13
2011	10.375	10.264	8	10.368	10.278	309	10.432	10.357	765	10.475	10.410	17
2012	10.264	10.155	14	10.278	10.189	280	10.357	10.283	736	10.410	10.346	35
2013	10.155	10.046	14	10.189	10.100	322	10.283	10.208	682	10.346	10.281	209
2014	10.046	9.939	28	10.100	10.012	248	10.208	10.135	441	10.281	10.217	10
2015	9.939	9.832	18	10.012	9.924	327	10.135	10.061	462	10.217	10.153	15
2016	9.832	9.727	18	9.924	9.838	324	10.061	9.989	423	10.153	10.090	35
LVIP JPMorgan High Yield
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.839	10.992	1*	10.852	11.028	4	10.863	11.055	24	10.869	11.073	1*
2012	10.992	12.463	3	11.028	12.528	35	11.055	12.578	100	11.073	12.611	10
2013	12.463	13.103	3	12.528	13.198	71	12.578	13.270	242	12.611	13.318	18
2014	13.103	13.294	3	13.198	13.418	90	13.270	13.511	250	13.318	13.574	25
2015	13.294	12.600	3	13.418	12.743	88	13.511	12.851	245	13.574	12.923	16
2016	12.600	14.080	3	12.743	14.267	83	12.851	14.410	225	12.923	14.505	16
LVIP JPMorgan Select Mid Cap Value Managed Volatility
2008	N/A	N/A	N/A	8.679	6.128	1*	8.688	6.144	2	8.338	6.154	1*
2009	N/A	N/A	N/A	6.128	7.553	5	6.144	7.583	12	6.154	7.603	1*
2010	N/A	N/A	N/A	7.553	9.315	10	7.583	9.367	34	7.603	9.401	1*
2011	N/A	N/A	N/A	9.315	9.047	18	9.367	9.111	34	9.401	9.152	1*
2012	N/A	N/A	N/A	9.047	10.173	14	9.111	10.260	42	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.173	12.488	19	10.260	12.614	52	10.317	12.697	1*
2014	N/A	N/A	N/A	12.488	13.347	15	12.614	13.502	53	12.697	13.605	1*
2015	12.769	11.979	1*	13.347	12.174	16	13.502	12.334	45	13.605	12.440	1*
2016	11.979	13.000	1*	12.174	13.238	16	12.334	13.432	50	12.440	13.561	1*
A-9

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Managed Risk Profile 2010
2008	N/A	N/A	N/A	10.090	7.885	7	10.205	7.904	9	N/A	N/A	N/A
2009	N/A	N/A	N/A	7.885	9.697	10	7.904	9.735	18	N/A	N/A	N/A
2010	N/A	N/A	N/A	9.697	10.685	10	9.735	10.743	16	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.685	10.694	10	10.743	10.768	12	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.694	11.475	10	10.768	11.572	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.475	12.357	5	11.572	12.480	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.357	12.800	4	12.480	12.947	16	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.800	12.450	3	12.947	12.612	15	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.450	12.854	2	12.612	13.040	15	N/A	N/A	N/A
LVIP Managed Risk Profile 2020
2008	N/A	N/A	N/A	7.872	7.465	2	9.840	7.483	4	N/A	N/A	N/A
2009	N/A	N/A	N/A	7.465	9.273	3	7.483	9.309	10	N/A	N/A	N/A
2010	N/A	N/A	N/A	9.273	10.270	3	9.309	10.326	10	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.270	10.173	3	10.326	10.243	10	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.173	10.899	3	10.243	10.991	14	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.899	11.973	3	10.991	12.092	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.973	12.355	3	12.092	12.497	13	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.355	11.944	3	12.497	12.099	13	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.944	12.334	2	12.099	12.513	12	N/A	N/A	N/A
LVIP Managed Risk Profile 2030
2008	N/A	N/A	N/A	N/A	N/A	N/A	6.673	7.158	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.158	9.069	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.069	10.104	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.104	9.947	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.947	10.626	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.626	11.966	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.966	12.339	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	12.339	11.892	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.096	12.035	10	11.892	12.210	1*	N/A	N/A	N/A
LVIP Managed Risk Profile 2040
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Growth
2008	N/A	N/A	N/A	9.908	5.652	12	9.724	5.665	62	10.013	5.675	5
2009	6.116	7.550	2	5.652	7.590	287	5.665	7.620	885	5.675	7.640	22
2010	7.550	8.425	15	7.590	8.487	1,066	7.620	8.533	3,151	7.640	8.564	62
2011	8.425	7.491	15	8.487	7.561	1,279	8.533	7.614	3,754	8.564	7.649	73
2012	7.491	8.825	14	7.561	8.925	1,171	7.614	9.001	3,346	7.649	9.052	64
2013	8.825	9.892	12	8.925	10.024	1,127	9.001	10.124	3,171	9.052	10.191	59
2014	9.892	9.266	12	10.024	9.408	1135	10.124	9.517	3060	10.191	9.590	61
2015	9.266	9.261	11	9.408	9.422	1066	9.517	9.544	2746	9.590	9.627	58
2016	9.261	9.288	10	9.422	9.468	1036	9.544	9.606	2616	9.627	9.699	52
LVIP MFS Value
2008	8.734	6.506	31	9.457	6.527	883	9.341	6.543	2,955	9.473	6.554	240
2009	6.506	7.765	71	6.527	7.806	3,023	6.543	7.836	9,796	6.554	7.857	376
2010	7.765	8.549	100	7.806	8.611	5,869	7.836	8.658	17,911	7.857	8.689	508
2011	8.549	8.426	99	8.611	8.504	6,215	8.658	8.563	18,668	8.689	8.602	485
2012	8.426	9.670	94	8.504	9.779	5,666	8.563	9.862	16,717	8.602	9.918	435
2013	9.670	12.972	79	9.779	13.144	4,900	9.862	13.275	14,020	9.918	13.363	375
2014	12.972	14.142	74	13.144	14.359	4372	13.275	14.524	11747	13.363	14.635	370
2015	14.142	13.877	66	14.359	14.118	4019	14.524	14.301	10234	14.635	14.425	318
2016	13.877	15.616	60	14.118	15.919	3635	14.301	16.151	8957	14.425	16.307	288
A-10

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Mondrian International Value
2008	N/A	N/A	N/A	10.724	7.235	30	10.393	7.258	25	10.619	7.273	4
2009	6.683	9.140	2	7.235	8.671	36	7.258	8.711	59	7.273	8.738	11
2010	N/A	N/A	N/A	8.671	8.783	38	8.711	8.837	110	8.738	8.874	19
2011	N/A	N/A	N/A	8.783	8.317	42	8.837	8.381	137	8.874	8.423	18
2012	N/A	N/A	N/A	8.317	9.012	42	8.381	9.095	121	8.423	9.150	36
2013	10.468	11.354	27	9.012	10.857	2,065	9.095	10.974	5,851	9.150	11.051	163
2014	11.354	10.919	27	10.857	10.462	1994	10.974	10.590	5314	11.051	10.676	159
2015	10.919	10.366	24	10.462	9.952	1930	10.590	10.089	4911	10.676	10.181	145
2016	10.366	10.638	23	9.952	10.234	1863	10.089	10.390	4659	10.181	10.495	145
LVIP PIMCO Low Duration Bond
2014	N/A	N/A	N/A	9.988	9.944	23	10.010	9.954	39	9.993	9.960	2
2015	N/A	N/A	N/A	9.944	9.994	77	9.954	10.019	86	9.960	10.035	2
2016	10.067	10.086	2	9.994	10.139	86	10.019	10.180	113	10.035	10.207	10
LVIP SSGA Bond Index
2008	N/A	N/A	N/A	10.204	10.497	7	9.977	10.506	1*	10.123	10.511	2
2009	N/A	N/A	N/A	10.497	10.847	23	10.506	10.871	205	10.511	10.888	8
2010	N/A	N/A	N/A	10.847	11.363	71	10.871	11.406	306	10.888	11.435	7
2011	N/A	N/A	N/A	11.363	12.064	88	11.406	12.128	352	11.435	12.171	6
2012	N/A	N/A	N/A	12.064	12.386	109	12.128	12.471	536	12.171	12.527	11
2013	N/A	N/A	N/A	12.386	11.930	125	12.471	12.029	526	12.527	12.096	12
2014	N/A	N/A	N/A	11.930	12.472	206	12.029	12.594	554	12.096	12.677	11
2015	N/A	N/A	N/A	12.472	12.360	191	12.594	12.500	539	12.677	12.595	15
2016	N/A	N/A	N/A	12.360	12.499	194	12.500	12.659	558	12.595	12.768	16
LVIP SSGA Conservative Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.478	10.654	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.967	11.465	64	10.654	11.507	72	11.406	11.535	1*
2013	N/A	N/A	N/A	11.465	12.105	1*	11.507	12.167	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.105	12.533	4	12.167	12.615	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.533	12.273	4	12.615	12.372	9	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.273	12.739	7	12.372	12.862	31	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.425	10.594	2	10.431	10.616	22	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.594	11.348	7	10.616	11.389	1*	10.723	11.417	7
2013	N/A	N/A	N/A	11.348	12.011	33	11.389	12.073	31	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.011	12.531	27	12.073	12.615	42	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.531	12.158	27	12.615	12.257	59	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.158	12.841	31	12.257	12.965	69	N/A	N/A	N/A
LVIP SSGA Developed International 150
2008	N/A	N/A	N/A	8.338	6.283	2	6.019	6.288	1*	8.749	6.291	2
2009	N/A	N/A	N/A	6.283	8.987	5	6.288	9.008	41	6.291	9.021	4
2010	N/A	N/A	N/A	8.987	9.530	13	9.008	9.566	62	9.021	9.590	4
2011	N/A	N/A	N/A	9.530	8.278	20	9.566	8.322	78	9.590	8.351	4
2012	N/A	N/A	N/A	8.278	9.300	22	8.322	9.363	92	8.351	9.405	7
2013	N/A	N/A	N/A	9.300	11.061	20	9.363	11.153	102	9.405	11.214	7
2014	N/A	N/A	N/A	11.061	11.033	24	11.153	11.141	114	11.214	11.214	4
2015	N/A	N/A	N/A	11.033	10.438	22	11.141	10.557	114	11.214	10.636	5
2016	N/A	N/A	N/A	10.438	11.324	20	10.557	11.470	109	10.636	11.567	5
LVIP SSGA Emerging Markets 100
2008	N/A	N/A	N/A	8.123	6.074	2	5.782	6.079	1*	8.382	6.082	1*
2009	N/A	N/A	N/A	6.074	11.405	6	6.079	11.432	28	6.082	11.449	2
2010	N/A	N/A	N/A	11.405	14.405	18	11.432	14.471	49	11.449	14.497	2
2011	N/A	N/A	N/A	14.405	12.113	19	14.471	12.186	73	14.497	12.220	4
2012	N/A	N/A	N/A	12.113	13.491	19	12.186	13.593	74	12.220	13.644	4
2013	N/A	N/A	N/A	13.491	12.959	20	13.593	13.077	101	13.644	13.139	6
2014	N/A	N/A	N/A	12.959	12.379	17	13.077	12.510	105	13.139	12.582	3
2015	10.493	10.000	1*	12.379	10.152	16	12.510	10.275	109	12.582	10.344	4
2016	10.000	11.390	1*	10.152	11.585	15	10.275	11.744	104	10.344	11.835	4
A-11

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Global Tactical Allocation Managed Volatility(8)
2008	N/A	N/A	N/A	N/A	N/A	N/A	9.479	6.648	3	N/A	N/A	N/A
2009	7.014	9.211	2	6.515	8.568	21	6.648	8.609	17	8.533	8.635	2
2010	N/A	N/A	N/A	8.568	9.212	23	8.609	9.269	24	8.635	9.307	2
2011	N/A	N/A	N/A	9.212	9.126	58	9.269	9.196	140	9.307	9.243	3
2012	N/A	N/A	N/A	9.126	10.028	51	9.196	10.120	124	9.243	10.182	3
2013	N/A	N/A	N/A	10.028	10.885	68	10.120	11.002	134	10.182	11.081	3
2014	N/A	N/A	N/A	10.885	11.188	64	11.002	11.325	112	11.081	11.417	3
2015	N/A	N/A	N/A	11.188	10.339	57	11.325	10.482	110	11.417	10.578	3
2016	N/A	N/A	N/A	10.339	10.796	58	10.482	10.961	106	10.578	11.072	3
LVIP SSGA International Index
2008	N/A	N/A	N/A	8.303	6.420	2	6.180	6.425	1*	8.732	6.429	2
2009	N/A	N/A	N/A	6.420	8.114	7	6.425	8.133	56	6.429	8.145	4
2010	N/A	N/A	N/A	8.114	8.587	16	8.133	8.619	75	8.145	8.641	4
2011	N/A	N/A	N/A	8.587	7.438	24	8.619	7.478	96	8.641	7.504	4
2012	N/A	N/A	N/A	7.438	8.685	25	7.478	8.744	125	7.504	8.784	7
2013	N/A	N/A	N/A	8.685	10.388	74	8.744	10.475	203	8.784	10.533	9
2014	N/A	N/A	N/A	10.388	9.670	78	10.475	9.765	229	10.533	9.828	6
2015	N/A	N/A	N/A	9.670	9.442	72	9.765	9.550	239	9.828	9.622	14
2016	N/A	N/A	N/A	9.442	9.427	71	9.550	9.548	236	9.622	9.630	7
LVIP SSGA International Managed Volatility
2016	N/A	N/A	N/A	8.435	8.398	5	8.473	8.437	21	8.497	8.462	2
LVIP SSGA Large Cap 100
2008	N/A	N/A	N/A	9.689	6.998	3	6.790	7.004	1*	10.157	7.007	2
2009	N/A	N/A	N/A	6.998	9.360	9	7.004	9.381	72	7.007	9.396	5
2010	N/A	N/A	N/A	9.360	11.029	25	9.381	11.071	100	9.396	11.099	5
2011	N/A	N/A	N/A	11.029	11.156	30	11.071	11.215	112	11.099	11.255	8
2012	N/A	N/A	N/A	11.156	12.377	28	11.215	12.461	138	11.255	12.518	6
2013	N/A	N/A	N/A	12.377	16.620	27	12.461	16.758	129	12.518	16.851	6
2014	N/A	N/A	N/A	16.620	19.179	24	16.758	19.367	129	16.851	19.494	4
2015	N/A	N/A	N/A	19.179	18.074	20	19.367	18.278	144	19.494	18.417	4
2016	N/A	N/A	N/A	18.074	21.714	17	18.278	21.992	128	18.417	22.181	3
LVIP SSGA Moderate Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.684	10.537	1*	10.690	10.560	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.537	11.636	19	10.560	11.678	47	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.636	12.937	19	11.678	13.003	45	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.937	13.353	23	13.003	13.442	33	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.353	13.007	24	13.442	13.113	51	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.007	13.712	24	13.113	13.845	62	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.491	10.593	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.593	10.518	28	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.758	11.469	3	10.518	11.511	30	N/A	N/A	N/A
2013	11.414	12.704	7	11.469	12.790	515	11.511	12.856	1,749	11.539	12.900	57
2014	12.704	13.230	7	12.790	13.347	449	12.856	13.436	1486	12.900	13.495	45
2015	13.230	12.700	5	13.347	12.838	428	13.436	12.943	1335	13.495	13.013	51
2016	12.700	13.692	5	12.838	13.869	374	12.943	14.003	1239	13.013	14.093	46
LVIP SSGA Moderately Aggressive Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.829	10.448	8	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.239	11.632	5	10.448	11.674	8	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.632	13.202	5	11.674	13.270	10	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.202	13.574	11	13.270	13.665	10	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.574	13.146	6	13.665	13.253	14	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.253	14.089	14	N/A	N/A	N/A
A-12

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Moderately Aggressive Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.761	10.889	10	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.882	10.569	3	10.889	10.592	10	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.569	11.639	5	10.592	11.681	14	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.639	13.251	7	11.681	13.319	29	11.709	13.364	1*
2014	N/A	N/A	N/A	13.251	13.791	7	13.319	13.882	37	13.364	13.944	1*
2015	N/A	N/A	N/A	13.791	13.158	7	13.882	13.265	58	13.944	13.338	1*
2016	N/A	N/A	N/A	13.158	14.370	22	13.265	14.509	106	N/A	N/A	N/A
LVIP SSGA S&P 500 Index
2008	N/A	N/A	N/A	8.821	6.231	7	9.637	6.251	27	9.228	6.264	16
2009	N/A	N/A	N/A	6.231	7.767	26	6.251	7.803	153	6.264	7.827	33
2010	N/A	N/A	N/A	7.767	8.809	48	7.803	8.864	189	7.827	8.900	6
2011	N/A	N/A	N/A	8.809	8.870	60	8.864	8.938	212	8.900	8.984	6
2012	N/A	N/A	N/A	8.870	10.140	58	8.938	10.234	231	8.984	10.296	8
2013	12.657	14.070	4	10.140	13.233	342	10.234	13.375	1,130	10.296	13.470	41
2014	14.070	15.746	4	13.233	14.838	283	13.375	15.020	910	13.470	15.142	30
2015	15.746	15.716	4	14.838	14.840	257	15.020	15.044	774	15.142	15.182	24
2016	15.716	17.329	5	14.840	16.395	220	15.044	16.646	704	15.182	16.815	24
LVIP SSGA Small-Cap Index
2008	N/A	N/A	N/A	8.450	5.996	4	8.168	6.011	7	8.569	6.021	9
2009	N/A	N/A	N/A	5.996	7.470	10	6.011	7.500	55	6.021	7.519	14
2010	N/A	N/A	N/A	7.470	9.319	16	7.500	9.369	59	7.519	9.403	6
2011	N/A	N/A	N/A	9.319	8.792	18	9.369	8.853	66	9.403	8.894	3
2012	N/A	N/A	N/A	8.792	10.073	17	8.853	10.158	73	8.894	10.215	3
2013	11.651	13.552	1*	10.073	13.733	176	10.158	13.870	455	10.215	13.962	14
2014	13.552	13.995	1*	13.733	14.210	154	13.870	14.374	408	13.962	14.483	6
2015	13.995	13.157	1*	14.210	13.385	143	14.374	13.560	371	14.483	13.677	6
2016	13.157	15.664	1*	13.385	15.969	126	13.560	16.201	314	13.677	16.357	7
LVIP SSGA Small-Mid Cap 200
2008	N/A	N/A	N/A	10.478	7.250	1*	7.010	7.256	1*	11.096	7.259	1*
2009	N/A	N/A	N/A	7.250	10.870	2	7.256	10.896	18	7.259	10.912	2
2010	N/A	N/A	N/A	10.870	13.728	6	10.896	13.781	24	10.912	13.815	1*
2011	N/A	N/A	N/A	13.728	13.271	8	13.781	13.342	25	13.815	13.388	1*
2012	N/A	N/A	N/A	13.271	14.933	7	13.342	15.036	35	13.388	15.103	2
2013	N/A	N/A	N/A	14.933	19.855	6	15.036	20.021	42	15.103	20.130	2
2014	N/A	N/A	N/A	19.855	20.472	7	20.021	20.675	42	20.130	20.809	1*
2015	N/A	N/A	N/A	20.472	18.853	6	20.675	19.068	37	20.809	19.211	1*
2016	N/A	N/A	N/A	18.853	24.245	12	19.068	24.558	36	19.211	24.767	1*
LVIP T. Rowe Price Growth Stock
2008	N/A	N/A	N/A	8.918	5.730	29	9.454	5.744	72	8.884	5.753	6
2009	N/A	N/A	N/A	5.730	8.105	55	5.744	8.137	122	5.753	8.158	6
2010	N/A	N/A	N/A	8.105	9.352	76	8.137	9.403	205	8.158	9.437	7
2011	N/A	N/A	N/A	9.352	9.093	74	9.403	9.156	206	9.437	9.199	16
2012	N/A	N/A	N/A	9.093	10.635	71	9.156	10.725	157	9.199	10.785	27
2013	N/A	N/A	N/A	10.635	14.619	62	10.725	14.765	157	10.785	14.863	22
2014	N/A	N/A	N/A	14.619	15.711	50	14.765	15.891	140	14.863	16.013	20
2015	N/A	N/A	N/A	15.711	17.197	54	15.891	17.421	142	16.013	17.572	22
2016	N/A	N/A	N/A	17.197	17.238	55	17.421	17.488	144	17.572	17.658	13
LVIP T. Rowe Price Structured Mid-Cap Growth
2008	11.177	6.904	1*	10.528	6.314	32	10.256	6.334	34	7.388	6.348	1*
2009	6.904	9.968	1*	6.314	9.134	38	6.334	9.177	82	6.348	9.206	12
2010	9.968	12.626	1*	9.134	11.593	41	9.177	11.664	159	9.206	11.713	9
2011	12.626	11.974	1*	11.593	11.016	37	11.664	11.100	150	11.713	11.158	4
2012	11.974	13.740	1*	11.016	12.666	33	11.100	12.782	137	11.158	12.861	4
2013	13.740	18.272	1*	12.666	16.877	30	12.782	17.058	123	12.861	17.181	4
2014	18.272	20.115	1*	16.877	18.617	27	17.058	18.844	109	17.181	18.999	3
2015	20.115	20.262	1*	18.617	18.791	28	18.844	19.049	97	18.999	19.224	3
2016	20.262	21.501	1*	18.791	19.980	28	19.049	20.284	100	19.224	20.492	3
LVIP U.S. Growth Allocation Managed Risk
2015	N/A	N/A	N/A	9.715	9.562	1*	9.841	9.572	27	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.562	9.838	1*	9.572	9.863	52	9.129	9.879	2
A-13

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Vanguard Domestic Equity ETF
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.068	9.400	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.071	10.692	1*	9.400	10.718	19	10.269	10.735	1*
2013	N/A	N/A	N/A	10.692	13.796	2	10.718	13.850	20	10.735	13.887	2
2014	N/A	N/A	N/A	13.796	15.303	3	13.850	15.387	23	13.887	15.443	1*
2015	N/A	N/A	N/A	15.303	15.082	3	15.387	15.187	18	15.443	15.257	1*
2016	N/A	N/A	N/A	15.082	16.719	17	15.187	16.861	20	15.257	16.956	1*
LVIP Vanguard International Equity ETF
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.884	8.387	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.239	9.885	3	8.387	9.909	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.885	11.213	5	9.909	11.258	13	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.213	10.570	5	11.258	10.628	23	11.287	10.667	3
2015	N/A	N/A	N/A	10.570	10.142	5	10.628	10.212	21	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.142	10.398	6	10.212	10.486	27	N/A	N/A	N/A
LVIP Wellington Capital Growth
2008	9.366	6.188	16	9.415	6.208	141	9.425	6.223	549	9.471	6.233	22
2009	6.188	8.233	30	6.208	8.276	1,286	6.223	8.309	3,837	6.233	8.331	79
2010	8.233	9.663	53	8.276	9.733	2,939	8.309	9.786	8,448	8.331	9.821	157
2011	9.663	8.674	50	9.733	8.754	3,193	9.786	8.815	9,144	9.821	8.856	168
2012	8.674	10.189	46	8.754	10.304	3,003	8.815	10.392	8,420	8.856	10.450	154
2013	10.189	13.672	40	10.304	13.854	2,544	10.392	13.992	6,954	10.450	14.085	133
2014	13.672	15.023	37	13.854	15.253	2205	13.992	15.429	5624	14.085	15.546	121
2015	15.023	16.218	34	15.253	16.500	1921	15.429	16.714	4594	15.546	16.859	98
2016	16.218	16.017	32	16.500	16.328	1831	16.714	16.565	4295	16.859	16.725	88
LVIP Wellington Mid-Cap Value
2008	N/A	N/A	N/A	8.244	5.085	34	8.253	5.098	59	8.194	5.106	13
2009	N/A	N/A	N/A	5.085	7.161	72	5.098	7.189	144	5.106	7.208	12
2010	N/A	N/A	N/A	7.161	8.771	102	7.189	8.818	196	7.208	8.850	20
2011	N/A	N/A	N/A	8.771	7.862	104	8.818	7.917	205	8.850	7.953	13
2012	N/A	N/A	N/A	7.862	9.647	96	7.917	9.729	183	7.953	9.784	11
2013	N/A	N/A	N/A	9.647	12.794	88	9.729	12.921	159	9.784	13.007	10
2014	N/A	N/A	N/A	12.794	13.696	84	12.921	13.853	147	13.007	13.959	5
2015	N/A	N/A	N/A	13.696	13.334	81	13.853	13.508	139	13.959	13.625	4
2016	N/A	N/A	N/A	13.334	14.904	80	13.508	15.121	141	13.625	15.267	5
MFS® VIT Growth
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.152	8.655	5	N/A	N/A	N/A
2010	N/A	N/A	N/A	8.635	9.844	20	8.655	9.881	30	8.668	9.906	3
2011	N/A	N/A	N/A	9.844	9.701	23	9.881	9.752	55	9.906	9.787	3
2012	N/A	N/A	N/A	9.701	11.256	24	9.752	11.332	62	9.787	11.384	1*
2013	N/A	N/A	N/A	11.256	15.226	21	11.332	15.352	77	11.384	15.438	4
2014	N/A	N/A	N/A	15.226	16.400	28	15.352	16.561	113	15.438	16.670	8
2015	16.954	17.180	1*	16.400	17.440	29	16.561	17.637	107	16.670	17.771	8
2016	17.180	17.362	1*	17.440	17.660	33	17.637	17.887	118	17.771	18.040	10
MFS® VIT Total Return(9)
2008	10.367	8.481	5	10.039	8.044	126	9.970	8.070	534	10.070	8.087	54
2009	8.481	9.875	5	8.044	9.385	310	8.070	9.429	1,334	8.087	9.458	70
2010	9.875	10.708	7	9.385	10.197	560	9.429	10.260	2,003	9.458	10.302	77
2011	10.708	10.758	7	10.197	10.266	576	10.260	10.345	1,956	10.302	10.398	79
2012	10.758	11.804	7	10.266	11.286	556	10.345	11.390	1,879	10.398	11.460	63
2013	11.804	13.097	7	11.286	12.532	557	11.390	12.654	1,778	11.460	12.737	56
MFS® VIT Total Return
2016	N/A	N/A	N/A	14.875	15.137	29	14.226	15.364	27	N/A	N/A	N/A
A-14

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
MFS® VIT Utilities
2008	14.240	8.891	5	11.929	8.093	68	11.797	8.119	247	12.301	8.136	40
2009	8.891	11.684	5	8.093	10.657	106	8.119	10.707	375	8.136	10.740	30
2010	11.684	13.118	7	10.657	11.988	136	10.707	12.063	449	10.740	12.112	27
2011	13.118	13.818	6	11.988	12.654	130	12.063	12.751	435	12.112	12.817	21
2012	13.818	15.473	9	12.654	14.197	128	12.751	14.328	380	12.817	14.416	19
2013	15.473	18.397	9	14.197	16.914	122	14.328	17.096	333	14.416	17.218	19
2014	18.397	20.464	8	16.914	18.852	115	17.096	19.084	281	17.218	19.239	14
2015	20.464	17.253	8	18.852	15.926	114	19.084	16.146	264	19.239	16.294	12
2016	17.253	18.982	5	15.926	17.557	109	16.146	17.826	241	16.294	18.007	7
Morgan Stanley UIF Capital Growth
2008	N/A	N/A	N/A	N/A	N/A	N/A	10.065	10.340	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	10.156	16.921	17	10.340	16.949	21	10.164	16.968	1*
2010	N/A	N/A	N/A	16.921	20.561	26	16.949	20.627	29	16.968	20.670	1*
2011	N/A	N/A	N/A	20.561	19.757	23	20.627	19.850	28	20.670	19.912	1*
2012	N/A	N/A	N/A	19.757	22.332	21	19.850	22.470	27	19.912	22.563	1*
2013	N/A	N/A	N/A	22.332	32.694	16	22.470	32.946	21	22.563	33.114	1*
2014	N/A	N/A	N/A	32.694	34.374	13	32.946	34.691	17	33.114	34.903	1*
2015	N/A	N/A	N/A	34.374	38.143	12	34.691	38.552	16	34.903	38.827	1*
2016	N/A	N/A	N/A	38.143	37.075	9	38.552	37.529	14	38.827	37.834	1*
Oppenheimer Global
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	9.850	15.345	14	10.816	15.371	60	14.748	15.387	1*
2010	N/A	N/A	N/A	15.345	17.595	42	15.371	17.652	136	15.387	17.688	2
2011	N/A	N/A	N/A	17.595	15.951	66	17.652	16.026	143	17.688	16.075	2
2012	N/A	N/A	N/A	15.951	19.120	75	16.026	19.238	125	16.075	19.317	2
2013	N/A	N/A	N/A	19.120	24.063	77	19.238	24.249	106	19.317	24.372	3
2014	N/A	N/A	N/A	24.063	24.338	77	24.249	24.562	98	24.372	24.712	3
2015	N/A	N/A	N/A	24.338	25.005	68	24.562	25.274	88	24.712	25.454	3
2016	N/A	N/A	N/A	25.005	24.742	70	25.274	25.046	89	25.454	25.249	2
PIMCO VIT CommodityRealReturn Strategy
2009	N/A	N/A	N/A	10.887	12.557	1*	11.195	12.569	5	11.659	12.578	1*
2010	N/A	N/A	N/A	12.557	15.462	12	12.569	15.500	39	12.578	15.526	2
2011	N/A	N/A	N/A	15.462	14.168	13	15.500	14.224	21	15.526	14.262	1*
2012	N/A	N/A	N/A	14.168	14.760	13	14.224	14.841	23	14.262	14.895	1*
2013	N/A	N/A	N/A	14.760	12.475	11	14.841	12.562	17	14.895	12.621	1*
2014	N/A	N/A	N/A	12.475	10.062	11	12.562	10.147	12	12.621	10.204	1*
2015	N/A	N/A	N/A	10.062	7.412	13	10.147	7.486	10	10.204	7.537	2
2016	N/A	N/A	N/A	7.412	8.439	12	7.486	8.536	8	7.537	8.601	2
Templeton Global Bond VIP
2008	12.164	12.022	15	11.531	11.850	427	11.397	11.888	1,930	11.564	11.913	117
2009	12.022	14.112	22	11.850	13.938	986	11.888	14.003	4,570	11.913	14.047	169
2010	14.112	15.974	17	13.938	15.809	929	14.003	15.907	4,059	14.047	15.972	176
2011	15.974	15.662	17	15.809	15.531	833	15.907	15.650	3,612	15.972	15.730	150
2012	15.662	17.824	14	15.531	17.711	746	15.650	17.874	3,253	15.730	17.983	140
2013	17.824	17.916	14	17.711	17.838	749	17.874	18.029	3,199	17.983	18.158	140
2014	17.916	18.045	14	17.838	18.002	700	18.029	18.222	2777	18.158	18.371	126
2015	18.045	17.079	12	18.002	17.073	649	18.222	17.308	2409	18.371	17.466	107
2016	17.079	17.389	12	17.073	17.417	622	17.308	17.683	2261	17.466	17.863	94
*	The numbers of accumulation units less than 500 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for both the ChoicePlus Assurance A Share and ChoicePlus Assurance A Class.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4)	Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(6)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
A-15

(7)	Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(8)	Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSGA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(9)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(10)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
A-16

Appendix B—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and number of Accumulation Units for contracts purchased on or after November 15, 2010 for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.**
	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
AB VPS Global Thematic Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.955	8.302	6	12.294	9.340	12	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.302	9.303	10	9.340	10.493	16	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.303	11.317	5	10.493	12.796	16	N/A	N/A	N/A
2014	12.574	13.145	1*	11.317	11.737	5	12.796	13.304	18	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.737	11.922	9	13.304	13.547	18	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.922	11.694	8	13.547	13.322	15	N/A	N/A	N/A
AB VPS Growth and Income(1)
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.969	11.194	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.298	8.710	21	11.194	11.779	50	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.710	10.105	20	11.779	13.700	42	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.105	11.837	22	13.700	16.063	41	N/A	N/A	N/A
AB VPS International Value(2)
2010	N/A	N/A	N/A	6.942	7.099	17	11.346	11.581	42	7.183	7.187	1*
2011	7.808	6.212	20	7.099	5.659	751	11.581	9.255	1,684	7.187	5.747	13
2012	6.212	7.006	20	5.659	6.395	752	9.255	10.485	1,666	5.747	6.514	12
2013	7.006	7.721	20	6.395	7.053	717	10.485	11.575	1,570	6.514	7.192	12
AB VPS Small/Mid Cap Value
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.140	11.131	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.378	10.288	32	11.131	10.090	44	11.519	10.447	1*
2012	N/A	N/A	N/A	10.288	12.061	41	10.090	11.859	55	10.447	12.284	1*
2013	N/A	N/A	N/A	12.061	16.427	48	11.859	16.192	69	12.284	16.781	1*
2014	20.896	20.795	4	16.427	17.709	52	16.192	17.500	64	16.781	18.145	1*
2015	20.795	19.367	6	17.709	16.527	47	17.500	16.372	54	18.145	16.984	1*
2016	19.367	23.869	3	16.527	20.409	44	16.372	20.268	57	16.984	21.037	1*
American Century VP Balanced
2016	N/A	N/A	N/A	10.350	10.427	13	10.100	10.444	7	N/A	N/A	N/A
American Funds Global Growth
2010	N/A	N/A	N/A	10.946	11.135	2	11.511	11.739	8	N/A	N/A	N/A
2011	14.554	13.096	2	11.135	10.040	108	11.739	10.611	353	11.273	10.195	3
2012	13.096	15.851	3	10.040	12.176	134	10.611	12.901	465	10.195	12.402	5
2013	15.851	20.222	3	12.176	15.565	151	12.901	16.532	460	12.402	15.900	6
2014	20.222	20.433	7	15.565	15.758	164	16.532	16.780	494	15.900	16.147	8
2015	20.433	21.579	9	15.758	16.676	170	16.780	17.801	475	16.147	17.138	13
2016	21.579	21.443	17	16.676	16.604	182	17.801	17.769	494	17.138	17.115	12
American Funds Global Small Capitalization
2010	N/A	N/A	N/A	10.970	11.101	14	11.764	11.951	48	11.181	11.239	1*
2011	15.631	12.481	15	11.101	8.882	782	11.951	9.586	2,854	11.239	9.019	19
2012	12.481	14.567	17	8.882	10.387	946	9.586	11.239	3,588	9.019	10.579	25
2013	14.567	18.454	18	10.387	13.185	880	11.239	14.302	3,268	10.579	13.469	45
2014	18.454	18.612	25	13.185	13.324	941	14.302	14.489	3313	13.469	13.652	50
2015	18.612	18.429	26	13.324	13.220	915	14.489	14.412	3096	13.652	13.586	47
2016	18.429	18.582	26	13.220	13.356	873	14.412	14.597	2948	13.586	13.768	47
American Funds Growth
2010	N/A	N/A	N/A	9.863	10.052	4	11.322	11.593	39	10.186	10.177	1*
2011	12.130	11.467	7	10.052	9.521	308	11.593	11.008	1,096	10.177	9.669	6
2012	11.467	13.350	6	9.521	11.108	350	11.008	12.874	1,257	9.669	11.313	6
2013	13.350	17.153	5	11.108	14.300	324	12.874	16.617	1,144	11.313	14.609	9
2014	17.153	18.382	7	14.300	15.355	328	16.617	17.887	1128	14.609	15.733	9
2015	18.382	19.398	17	15.355	16.237	323	17.887	18.961	1005	15.733	16.687	15
2016	19.398	20.975	15	16.237	17.592	319	18.961	20.595	984	16.687	18.133	14
B-1

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
American Funds Growth-Income
2010	N/A	N/A	N/A	8.968	9.195	28	10.791	11.066	98	9.320	9.309	1*
2011	10.937	10.604	23	9.195	8.932	1,601	11.066	10.777	4,884	9.309	9.070	33
2012	10.604	12.303	33	8.932	10.384	2,041	10.777	12.560	6,554	9.070	10.576	117
2013	12.303	16.220	37	10.384	13.718	1,962	12.560	16.634	6,027	10.576	14.014	87
2014	16.220	17.722	53	13.718	15.019	2011	16.634	18.256	5722	14.014	15.389	94
2015	17.722	17.757	56	15.019	15.078	1966	18.256	18.374	5418	15.389	15.496	112
2016	17.757	19.557	56	15.078	16.640	1878	18.374	20.328	4965	15.496	17.152	107
American Funds International
2010	N/A	N/A	N/A	10.500	10.681	2	11.697	11.855	4	N/A	N/A	N/A
2011	14.352	12.194	3	10.681	9.093	381	11.855	10.118	1,594	10.814	9.234	18
2012	12.194	14.199	7	9.093	10.610	701	10.118	11.835	3,075	9.234	10.806	33
2013	14.199	17.057	14	10.610	12.770	849	11.835	14.280	3,329	10.806	13.046	80
2014	17.057	16.398	27	12.770	12.301	1044	14.280	13.791	3622	13.046	12.605	92
2015	16.398	15.461	33	12.301	11.622	1087	13.791	13.062	3654	12.605	11.944	97
2016	15.461	15.808	29	11.622	11.907	1045	13.062	13.415	3513	11.944	12.274	98
BlackRock Global Allocation V.I.
2010	N/A	N/A	N/A	12.512	12.613	2	10.818	11.045	10	N/A	N/A	N/A
2011	12.572	11.964	4	12.613	12.026	168	11.045	10.558	798	12.674	12.121	3
2012	11.964	12.993	3	12.026	13.087	175	10.558	11.518	920	12.121	13.230	5
2013	12.993	14.681	2	13.087	14.817	164	11.518	13.073	969	13.230	15.024	4
2014	14.681	14.779	12	14.817	14.946	165	13.073	13.220	975	15.024	15.200	6
2015	14.779	14.449	25	14.946	14.642	159	13.220	12.983	922	15.200	14.935	9
2016	14.449	14.813	15	14.642	15.040	152	12.983	13.370	917	14.935	15.388	9
ClearBridge Variable Mid Cap
2014	N/A	N/A	N/A	10.257	10.580	1*	10.024	10.597	6	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.580	10.677	3	10.597	10.721	39	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.677	11.528	3	10.721	11.605	6	9.989	11.620	1*
Delaware VIP Diversified Income
2010	N/A	N/A	N/A	13.454	13.505	12	10.269	10.337	63	13.624	13.672	1*
2011	13.882	14.553	13	13.505	14.186	575	10.337	10.886	3,003	13.672	14.405	16
2012	14.553	15.361	15	14.186	15.003	702	10.886	11.542	3,969	14.405	15.280	24
2013	15.361	14.954	15	15.003	14.635	781	11.542	11.287	4,353	15.280	14.951	31
2014	14.954	15.504	18	14.635	15.204	768	11.287	11.755	4233	14.951	15.578	32
2015	15.504	15.107	18	15.204	14.844	753	11.755	11.505	4023	15.578	15.255	30
2016	15.107	15.409	27	14.844	15.171	765	11.505	11.788	3907	15.255	15.638	29
Delaware VIP Emerging Markets
2010	N/A	N/A	N/A	11.479	11.844	1*	12.011	12.427	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.844	9.376	102	12.427	9.862	549	11.973	9.507	4
2012	16.947	17.992	1*	9.376	10.595	121	9.862	11.171	722	9.507	10.775	6
2013	17.992	19.521	1*	10.595	11.518	117	11.171	12.175	702	10.775	11.748	7
2014	19.521	17.685	1*	11.518	10.455	113	12.175	11.080	734	11.748	10.697	9
2015	17.685	14.885	2	10.455	8.817	119	11.080	9.367	757	10.697	9.048	10
2016	14.885	16.711	2	8.817	9.919	104	9.367	10.564	689	9.048	10.209	10
Delaware VIP Limited-Term Diversified Income
2010	N/A	N/A	N/A	11.707	11.702	32	10.154	10.162	154	11.834	11.848	1*
2011	11.852	12.004	53	11.702	11.876	1,711	10.162	10.339	7,723	11.848	12.060	42
2012	12.004	12.154	59	11.876	12.049	2,260	10.339	10.515	11,091	12.060	12.272	127
2013	12.154	11.843	66	12.049	11.765	2,610	10.515	10.293	12,533	12.272	12.018	158
2014	11.843	11.865	82	11.765	11.810	2757	10.293	10.358	12691	12.018	12.101	167
2015	11.865	11.792	86	11.810	11.760	2694	10.358	10.340	12129	12.101	12.086	155
2016	11.792	11.847	94	11.760	11.839	2552	10.340	10.436	11581	12.086	12.204	154
Delaware VIP REIT
2010	N/A	N/A	N/A	8.428	8.410	1*	N/A	N/A	N/A	8.533	8.515	1*
2011	N/A	N/A	N/A	8.410	9.206	19	11.046	12.121	23	8.515	9.348	1*
2012	N/A	N/A	N/A	9.206	10.623	23	12.121	14.022	43	9.348	10.820	2
2013	N/A	N/A	N/A	10.623	10.714	29	14.022	14.178	50	10.820	10.945	60
2014	N/A	N/A	N/A	10.714	13.689	25	14.178	18.160	44	10.945	14.027	60
2015	19.302	18.548	1*	13.689	14.024	26	18.160	18.650	41	14.027	14.413	60
2016	18.548	19.346	4	14.024	14.656	29	18.650	19.541	54	14.413	15.108	61
B-2

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP Small Cap Value
2010	N/A	N/A	N/A	11.665	11.724	1*	11.603	11.757	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.724	11.417	63	11.757	11.477	375	11.813	11.538	2
2012	14.032	14.488	2	11.417	12.838	73	11.477	12.938	458	11.538	13.014	6
2013	14.488	19.055	1*	12.838	16.918	69	12.938	17.093	389	13.014	17.201	6
2014	19.055	19.875	3	16.918	17.682	62	17.093	17.909	380	17.201	18.031	7
2015	19.875	18.360	4	17.682	16.367	58	17.909	16.618	326	18.031	16.740	6
2016	18.360	23.768	1*	16.367	21.230	51	16.618	21.611	307	16.740	21.780	6
Delaware VIP Smid Cap Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.571	12.354	10	12.217	13.077	55	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.354	13.535	17	13.077	14.362	93	13.398	13.785	1*
2013	N/A	N/A	N/A	13.535	18.881	20	14.362	20.086	84	13.785	19.288	1*
2014	21.050	23.180	2	18.881	19.220	24	20.086	20.498	74	19.288	19.693	1*
2015	23.180	24.565	3	19.220	20.410	22	20.498	21.821	69	19.693	20.975	1*
2016	24.565	26.204	2	20.410	21.815	23	21.821	23.382	73	20.975	22.487	1*
Delaware VIP U.S. Growth
2010	N/A	N/A	N/A	9.939	9.982	18	11.510	11.475	61	10.169	10.105	1*
2011	10.417	11.059	19	9.982	10.618	806	11.475	12.238	2,695	10.105	10.782	18
2012	11.059	12.664	20	10.618	12.184	936	12.238	14.078	3,278	10.782	12.409	26
2013	12.664	16.815	24	12.184	16.209	881	14.078	18.776	2,994	12.409	16.559	41
2014	16.815	18.679	28	16.209	18.043	863	18.776	20.952	2747	16.559	18.487	44
2015	18.679	19.384	30	18.043	18.761	818	20.952	21.840	2484	18.487	19.281	41
2016	19.384	18.091	30	18.761	17.545	799	21.840	20.476	2436	19.281	18.085	42
Delaware VIP Value
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.298	11.318	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.591	9.288	31	11.318	12.267	16	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.288	10.518	39	12.267	13.926	26	10.429	10.713	1*
2013	N/A	N/A	N/A	10.518	13.882	36	13.926	18.426	32	10.713	14.182	1*
2014	N/A	N/A	N/A	13.882	15.619	31	18.426	20.783	34	14.182	16.004	1*
2015	N/A	N/A	N/A	15.619	15.357	37	20.783	20.486	30	16.004	15.783	1*
2016	18.717	21.084	1*	15.357	17.373	42	20.486	23.233	37	15.783	17.908	1*
Deutsche Alternative Asset Allocation VIP
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.106	10.674	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.881	13.271	1*	10.674	11.580	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.271	13.231	5	11.580	11.574	9	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.231	13.517	1*	11.574	11.854	8	13.681	13.746	1*
2015	N/A	N/A	N/A	13.517	12.501	1*	11.854	10.990	5	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.501	12.987	1*	10.990	11.446	5	N/A	N/A	N/A
Fidelity VIP Contrafund
2010	N/A	N/A	N/A	10.112	10.258	3	11.040	11.376	14	N/A	N/A	N/A
2011	12.548	12.047	2	10.258	9.869	195	11.376	10.971	914	10.386	10.021	7
2012	12.047	13.817	5	9.869	11.342	250	10.971	12.640	1,152	10.021	11.552	32
2013	13.817	17.870	4	11.342	14.697	257	12.640	16.421	1,050	11.552	15.015	7
2014	17.870	19.704	9	14.697	16.239	241	16.421	18.189	964	15.015	16.639	8
2015	19.704	19.540	14	16.239	16.136	228	18.189	18.119	892	16.639	16.584	6
2016	19.540	20.789	7	16.136	17.202	220	18.119	19.364	866	16.584	17.732	7
Fidelity VIP Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.012	9.905	2	11.809	11.711	14	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.905	11.213	11	11.711	13.291	25	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.213	15.090	12	13.291	17.932	25	N/A	N/A	N/A
2014	N/A	N/A	N/A	15.090	16.577	15	17.932	19.748	32	N/A	N/A	N/A
2015	N/A	N/A	N/A	16.577	17.536	19	19.748	20.944	35	N/A	N/A	N/A
2016	17.655	19.406	3	17.536	17.449	18	20.944	20.891	37	16.811	17.986	1*
B-3

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Fidelity VIP Mid Cap
2010	N/A	N/A	N/A	12.152	12.147	3	11.783	11.862	10	N/A	N/A	N/A
2011	15.320	13.487	1*	12.147	10.715	165	11.862	10.490	682	12.297	10.881	3
2012	13.487	15.259	4	10.715	12.147	213	10.490	11.922	900	10.881	12.372	16
2013	15.259	20.476	5	12.147	16.332	215	11.922	16.069	813	12.372	16.685	6
2014	20.476	21.441	6	16.332	17.137	231	16.069	16.903	809	16.685	17.559	7
2015	21.441	20.830	7	17.137	16.681	221	16.903	16.495	738	17.559	17.144	7
2016	20.830	23.024	13	16.681	18.475	200	16.495	18.315	713	17.144	19.044	7
Fidelity VIP Overseas(3)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.486	7.759	4	12.298	10.085	16	N/A	N/A	N/A
2012	N/A	N/A	N/A	7.759	9.243	3	10.085	12.043	15	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.243	10.338	8	12.043	13.482	14	N/A	N/A	N/A
Franklin Income VIP
2010	N/A	N/A	N/A	10.693	10.899	5	10.709	10.948	15	N/A	N/A	N/A
2011	11.932	12.065	7	10.899	11.043	205	10.948	11.119	726	11.035	11.213	3
2012	12.065	13.423	6	11.043	12.310	253	11.119	12.426	908	11.213	12.538	3
2013	13.423	15.104	5	12.310	13.880	270	12.426	14.046	867	12.538	14.179	3
2014	15.104	15.605	15	13.880	14.369	292	14.046	14.577	845	14.179	14.722	3
2015	15.605	14.324	22	14.369	13.215	298	14.577	13.441	853	14.722	13.582	8
2016	14.324	16.130	12	13.215	14.911	274	13.441	15.204	812	13.582	15.370	6
Franklin Mutual Shares VIP
2010	N/A	N/A	N/A	8.727	8.968	24	10.566	10.812	92	9.114	9.080	1*
2011	9.800	9.577	29	8.968	8.782	1,527	10.812	10.614	4,683	9.080	8.918	42
2012	9.577	10.805	37	8.782	9.928	1,819	10.614	12.029	5,912	8.918	10.112	57
2013	10.805	13.687	40	9.928	12.601	1,721	12.029	15.306	5,452	10.112	12.873	75
2014	13.687	14.479	53	12.601	13.357	1726	15.306	16.265	5227	12.873	13.686	82
2015	14.479	13.594	56	13.357	12.565	1702	16.265	15.339	5053	13.686	12.914	79
2016	13.594	15.581	53	12.565	14.431	1519	15.339	17.660	4480	12.914	14.875	77
FTVIPT Franklin Small-Mid Cap Growth Securities(4)
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.859	11.988	1*	11.286	11.238	1*
2011	13.121	12.332	2	11.101	10.454	31	11.988	11.318	74	11.238	10.616	1*
2012	12.332	13.500	2	10.454	11.467	31	11.318	12.446	75	10.616	11.680	1*
2013	13.500	15.755	2	11.467	13.393	28	12.446	14.550	73	11.680	13.656	1*
Goldman Sachs VIT Large Cap Value
2010	N/A	N/A	N/A	12.805	13.301	18	10.541	10.951	85	13.386	13.385	1*
2011	13.245	12.129	25	13.301	12.206	763	10.951	10.074	3351	13.385	12.320	15
2012	12.129	14.233	24	12.206	14.351	691	10.074	11.875	2,958	12.320	14.529	12
2013	14.233	18.685	24	14.351	18.878	599	11.875	15.659	2,475	14.529	19.170	10
2014	18.685	20.780	24	18.878	21.036	537	15.659	17.494	2167	19.170	21.425	10
2015	20.780	19.581	24	21.036	19.862	521	17.494	16.559	2036	21.425	20.290	9
2016	19.581	21.520	28	19.862	21.873	467	16.559	18.280	1827	20.290	22.411	8
Invesco V.I. International Growth
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.238	9.662	21	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.141	9.296	7	9.662	9.334	45	9.839	9.341	3
2016	9.485	9.086	1*	9.296	9.135	8	9.334	9.195	63	9.341	9.207	3
Lord Abbett Fundamental Equity
2010	N/A	N/A	N/A	15.563	15.784	1*	N/A	N/A	N/A	15.868	15.885	1*
2011	N/A	N/A	N/A	15.784	14.918	25	11.261	10.669	262	15.885	15.058	2
2012	N/A	N/A	N/A	14.918	16.324	26	10.669	11.704	252	15.058	16.527	1*
2013	N/A	N/A	N/A	16.324	21.930	22	11.704	15.763	221	16.527	22.270	1*
2014	N/A	N/A	N/A	21.930	23.251	20	15.763	16.754	204	22.270	23.682	1*
2015	N/A	N/A	N/A	23.251	22.216	19	16.754	16.048	181	23.682	22.695	1*
2016	N/A	N/A	N/A	22.216	25.445	17	16.048	18.427	163	22.695	26.072	1*
B-4

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Baron Growth Opportunities
2010	N/A	N/A	N/A	10.670	10.585	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.585	10.896	11	11.628	12.000	38	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.896	12.749	11	12.000	14.076	52	12.815	12.985	3
2013	N/A	N/A	N/A	12.749	17.670	13	14.076	19.558	78	12.985	18.052	5
2014	N/A	N/A	N/A	17.670	18.335	14	19.558	20.344	79	18.052	18.786	7
2015	18.878	18.002	1*	18.335	17.277	12	20.344	19.219	60	18.786	17.756	7
2016	N/A	N/A	N/A	17.277	18.049	12	19.219	20.128	54	17.756	18.606	6
LVIP BlackRock Dividend Value Managed Volatility
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.054	8.707	1*	11.205	10.803	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.707	10.054	1*	10.803	12.505	25	10.219	10.240	1*
2013	N/A	N/A	N/A	10.054	11.732	13	12.505	14.629	75	10.240	11.985	1*
2014	N/A	N/A	N/A	11.732	11.984	23	14.629	14.980	118	11.985	12.279	1*
2015	N/A	N/A	N/A	11.984	11.255	33	14.980	14.104	132	12.279	11.567	1*
2016	N/A	N/A	N/A	11.255	12.438	64	14.104	15.626	266	11.567	12.821	1*
LVIP BlackRock Emerging Markets Managed Volatility(6)
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.200	11.003	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.688	9.994	5	11.003	10.028	12	N/A	N/A	N/A
2014	N/A	N/A	N/A	9.994	9.382	6	10.028	9.437	47	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.382	7.871	6	9.437	7.937	73	N/A	N/A	N/A
2016	N/A	N/A	N/A	7.871	8.314	10	7.937	8.404	87	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond
2010	N/A	N/A	N/A	10.120	10.134	2	10.102	10.150	5	10.122	10.153	1*
2011	10.121	11.183	1*	10.134	11.219	119	10.150	11.265	365	10.153	11.274	1*
2012	11.183	11.733	1*	11.219	11.795	204	11.265	11.873	544	11.274	11.888	5
2013	11.733	10.594	1*	11.795	10.671	199	11.873	10.769	550	11.888	10.788	1*
2014	10.594	10.764	1*	10.671	10.864	225	10.769	10.991	590	10.788	11.016	1*
2015	10.764	10.310	1*	10.864	10.427	221	10.991	10.574	558	11.016	10.604	3
2016	10.310	10.520	1*	10.427	10.661	222	10.574	10.839	597	10.604	10.875	3
LVIP Blended Large Cap Growth Managed Volatility
2010	N/A	N/A	N/A	10.521	10.575	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.575	9.844	16	11.025	10.289	11	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.844	11.310	21	10.289	11.850	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.310	14.010	15	11.850	14.716	19	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.010	14.569	12	14.716	15.342	35	N/A	N/A	N/A
2015	16.147	16.001	1*	14.569	14.574	19	15.342	15.385	48	14.918	14.977	1*
2016	16.001	15.556	4	14.574	14.197	37	15.385	15.025	114	14.977	14.634	1*
LVIP Blended Mid Cap Managed Volatility
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.116	9.227	3	12.152	11.111	12	10.227	9.356	1*
2012	N/A	N/A	N/A	9.227	9.698	3	11.111	11.707	28	9.356	9.863	1*
2013	N/A	N/A	N/A	9.698	11.950	6	11.707	14.462	17	9.863	12.189	1*
2014	N/A	N/A	N/A	11.950	10.933	11	14.462	13.264	45	12.189	11.185	1*
2015	10.527	10.162	1*	10.933	10.338	17	13.264	12.575	54	11.185	10.609	1*
2016	10.162	10.236	1*	10.338	10.435	41	12.575	12.724	98	10.609	10.741	1*
LVIP Clarion Global Real Estate
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.562	11.709	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	7.477	6.740	19	11.709	10.582	27	7.559	6.834	2
2012	N/A	N/A	N/A	6.740	8.296	23	10.582	13.058	37	6.834	8.437	3
2013	N/A	N/A	N/A	8.296	8.459	27	13.058	13.347	47	8.437	8.629	37
2014	9.256	9.365	3	8.459	9.509	22	13.347	15.042	46	8.629	9.729	37
2015	9.365	9.113	2	9.509	9.272	23	15.042	14.703	52	9.729	9.515	37
2016	9.113	9.085	11	9.272	9.261	29	14.703	14.723	52	9.515	9.533	37
LVIP Delaware Bond
2010	N/A	N/A	N/A	12.503	12.519	49	10.273	10.322	267	12.642	12.674	1*
2011	12.665	13.415	71	12.519	13.288	2,628	10.322	10.984	13,009	12.674	13.493	67
2012	13.415	14.075	82	13.288	13.969	3,399	10.984	11.575	17,755	13.493	14.227	99
2013	14.075	13.532	91	13.969	13.457	3,876	11.575	11.179	20,163	14.227	13.747	190
2014	13.532	14.113	116	13.457	14.063	3974	11.179	11.712	19861	13.747	14.409	209
2015	14.113	13.942	123	14.063	13.921	3897	11.712	11.623	18888	14.409	14.306	198
2016	13.942	14.095	135	13.921	14.102	3720	11.623	11.803	18054	14.306	14.535	200
B-5

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Delaware Diversified Floating Rate
2010	N/A	N/A	N/A	10.076	10.075	1*	10.083	10.091	8	10.096	10.094	1*
2011	10.062	9.889	1*	10.075	9.921	84	10.091	9.961	348	10.094	9.969	2
2012	9.889	10.153	1*	9.921	10.206	106	9.961	10.274	417	9.969	10.287	2
2013	10.153	10.077	1*	10.206	10.151	184	10.274	10.243	647	10.287	10.262	5
2014	10.077	9.988	8	10.151	10.081	178	10.243	10.198	606	10.262	10.222	5
2015	9.988	9.768	8	10.081	9.879	159	10.198	10.019	584	10.222	10.047	5
2016	9.768	9.840	11	9.879	9.972	146	10.019	10.138	613	10.047	10.172	4
LVIP Delaware Social Awareness
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.354	9.283	3	10.900	10.844	11	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.283	10.553	3	10.844	12.359	17	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.553	14.120	3	12.359	16.578	16	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.120	16.041	3	16.578	18.879	17	N/A	N/A	N/A
2015	18.376	18.260	2	16.041	15.713	3	18.879	18.540	14	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.713	16.523	3	18.540	19.544	15	N/A	N/A	N/A
LVIP Delaware Special Opportunities
2010	N/A	N/A	N/A	9.531	9.498	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.498	8.879	2	11.779	11.039	12	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.879	10.063	3	11.039	12.543	25	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.063	13.276	3	12.543	16.588	40	10.894	13.542	1*
2014	N/A	N/A	N/A	13.276	14.090	9	16.588	17.650	41	N/A	N/A	N/A
2015	N/A	N/A	N/A	14.090	13.931	8	17.650	17.494	31	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.931	16.540	7	17.494	20.822	31	15.726	17.024	1*
LVIP Dimensional International Equity Managed Volatility
2011	N/A	N/A	N/A	8.092	8.329	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.329	9.764	1*	9.131	9.804	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.764	11.096	1*	9.804	11.169	19	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.096	10.131	2	11.169	10.223	43	10.607	10.241	6
2015	N/A	N/A	N/A	10.131	9.603	2	10.223	9.715	48	10.241	9.737	8
2016	N/A	N/A	N/A	9.603	9.666	3	9.715	9.803	101	9.737	9.830	1*
LVIP Dimensional U.S. Core Equity 1
2010	N/A	N/A	N/A	9.095	9.202	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.202	9.183	38	10.999	11.003	13	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.183	10.442	26	11.003	12.544	14	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.442	13.722	16	12.544	16.525	16	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.722	15.314	15	16.525	18.488	17	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.314	14.799	17	18.488	17.911	17	N/A	N/A	N/A
2016	N/A	N/A	N/A	14.799	16.695	16	17.911	20.257	16	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility
2011	N/A	N/A	N/A	9.061	9.388	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.388	10.880	3	10.285	10.924	10	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.880	13.873	3	10.924	13.964	22	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.873	14.337	5	13.964	14.467	30	13.220	14.494	16
2015	N/A	N/A	N/A	14.337	13.074	6	14.467	13.226	38	14.494	13.257	19
2016	N/A	N/A	N/A	13.074	14.343	25	13.226	14.546	142	13.257	14.587	2
LVIP Dimensional/Vanguard Total Bond
2011	N/A	N/A	N/A	10.014	10.380	28	10.024	10.396	119	10.284	10.399	1*
2012	N/A	N/A	N/A	10.380	10.629	48	10.396	10.672	269	10.399	10.681	14
2013	N/A	N/A	N/A	10.629	10.202	47	10.672	10.269	231	10.681	10.282	5
2014	10.385	10.462	2	10.202	10.539	59	10.269	10.635	238	10.282	10.654	5
2015	10.462	10.339	2	10.539	10.435	61	10.635	10.556	269	10.654	10.581	4
2016	10.339	10.398	1*	10.435	10.516	100	10.556	10.665	371	10.581	10.695	5
LVIP Franklin Templeton Global Equity Managed Volatility
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.018	11.269	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.035	7.686	30	11.269	10.806	180	8.123	7.793	1*
2012	N/A	N/A	N/A	7.686	9.196	47	10.806	12.961	193	7.793	9.352	1*
2013	N/A	N/A	N/A	9.196	10.886	45	12.961	15.382	208	9.352	11.104	1*
2014	N/A	N/A	N/A	10.886	10.532	55	15.382	14.919	232	11.104	10.775	1*
2015	N/A	N/A	N/A	10.532	9.562	58	14.919	13.578	227	10.775	9.812	1*
2016	N/A	N/A	N/A	9.562	9.667	65	13.578	13.762	247	9.812	9.949	1*
B-6

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Global Conservative Allocation Managed Risk
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.621	11.894	58	10.761	11.041	242	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.894	12.888	109	11.041	11.994	454	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.888	13.961	104	11.994	13.026	457	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.961	14.566	137	13.026	13.624	515	N/A	N/A	N/A
2015	N/A	N/A	N/A	14.566	14.092	144	13.624	13.213	539	N/A	N/A	N/A
2016	N/A	N/A	N/A	14.092	14.607	133	13.213	13.731	533	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk
2010	N/A	N/A	N/A	10.153	10.308	36	11.192	11.236	5	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.308	10.175	220	11.236	11.119	854	10.436	10.332	15
2012	N/A	N/A	N/A	10.175	10.963	740	11.119	12.010	3,473	10.332	11.165	68
2013	13.253	14.236	21	10.963	12.287	1,516	12.010	13.494	8,217	11.165	12.552	154
2014	14.236	14.510	38	12.287	12.548	2027	13.494	13.816	11185	12.552	12.857	120
2015	14.510	13.767	52	12.548	11.929	2186	13.816	13.167	12623	12.857	12.260	131
2016	13.767	14.206	48	11.929	12.334	2054	13.167	13.649	12288	12.260	12.714	135
LVIP Global Income
2010	N/A	N/A	N/A	11.451	11.598	4	10.616	10.746	13	N/A	N/A	N/A
2011	11.560	11.511	3	11.598	11.572	236	10.746	10.749	804	11.653	11.662	5
2012	11.511	12.212	3	11.572	12.301	279	10.749	11.455	1,037	11.662	12.434	19
2013	12.212	11.691	3	12.301	11.800	300	11.455	11.016	1,186	12.434	11.963	11
2014	11.691	11.740	9	11.800	11.873	323	11.016	11.112	1190	11.963	12.074	13
2015	11.740	11.331	9	11.873	11.483	314	11.112	10.774	1131	12.074	11.712	14
2016	11.331	11.220	3	11.483	11.392	325	10.774	10.715	1109	11.712	11.655	15
LVIP Global Moderate Allocation Managed Risk
2010	N/A	N/A	N/A	11.086	11.088	23	10.894	11.057	8	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.088	11.072	188	11.057	11.069	594	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.072	11.978	1,041	11.069	12.004	3,648	11.389	12.199	18
2013	14.679	14.865	1*	11.978	13.225	1,741	12.004	13.288	7,886	12.199	13.511	45
2014	14.865	15.251	4	13.225	13.595	2033	13.288	13.694	9711	13.511	13.930	72
2015	15.251	14.517	4	13.595	12.967	2185	13.694	13.093	10878	13.930	13.326	76
2016	14.517	14.920	4	12.967	13.354	2223	13.093	13.518	10529	13.326	13.766	74
LVIP Government Money Market
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.300	10.192	16	9.953	9.877	61	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.192	10.088	17	9.877	9.801	154	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.088	9.985	117	9.801	9.725	215	10.215	10.208	47
2014	N/A	N/A	N/A	9.985	9.884	60	9.725	9.650	189	10.208	10.135	21
2015	10.011	9.971	34	9.884	9.783	75	9.650	9.575	331	10.135	10.061	7
2016	9.971	9.850	10	9.783	9.683	120	9.575	9.502	201	N/A	N/A	N/A
LVIP JPMorgan High Yield
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.829	10.965	1*	10.842	11.001	13	10.859	11.044	35	N/A	N/A	N/A
2012	10.965	12.414	1*	11.001	12.479	42	11.044	12.560	184	11.173	12.578	1*
2013	12.414	13.032	3	12.479	13.127	94	12.560	13.245	328	12.578	13.270	19
2014	13.032	13.203	10	13.127	13.325	146	13.245	13.479	445	13.270	13.511	22
2015	13.203	12.494	13	13.325	12.635	171	13.479	12.813	486	13.511	12.851	22
2016	12.494	13.940	14	12.635	14.126	174	12.813	14.360	465	12.851	14.410	23
LVIP JPMorgan Select Mid Cap Value Managed Volatility
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.048	11.180	3	N/A	N/A	N/A
2011	9.209	8.913	3	9.275	8.994	4	11.180	10.869	27	N/A	N/A	N/A
2012	8.913	9.987	1*	8.994	10.098	4	10.869	12.234	32	9.897	10.260	1*
2013	9.987	12.217	1*	10.098	12.378	7	12.234	15.033	58	N/A	N/A	N/A
2014	12.217	13.012	1*	12.378	13.210	6	15.033	16.083	59	N/A	N/A	N/A
2015	13.012	11.827	20	13.210	12.031	13	16.083	14.684	65	13.612	12.334	1*
2016	11.827	12.815	9	12.031	13.062	29	14.684	15.984	130	12.334	13.432	1*
B-7

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP MFS International Growth
2010	N/A	N/A	N/A	8.238	8.441	13	12.046	12.376	31	8.536	8.533	1*
2011	8.380	7.440	16	8.441	7.509	512	12.376	11.037	1,281	8.533	7.614	9
2012	7.440	8.752	16	7.509	8.851	481	11.037	13.042	1,206	7.614	9.001	54
2013	8.752	9.794	18	8.851	9.925	500	13.042	14.661	1,189	9.001	10.124	9
2014	9.794	9.161	24	9.925	9.302	537	14.661	13.775	1230	10.124	9.517	10
2015	9.161	9.142	25	9.302	9.301	502	13.775	13.808	1151	9.517	9.544	9
2016	9.142	9.155	25	9.301	9.333	481	13.808	13.891	1106	9.544	9.606	9
LVIP MFS Value
2010	N/A	N/A	N/A	8.290	8.564	37	10.618	10.915	112	8.670	8.658	1*
2011	8.503	8.367	48	8.564	8.445	2,004	10.915	10.790	6,204	8.658	8.563	49
2012	8.367	9.589	54	8.445	9.697	2,415	10.790	12.421	7,952	8.563	9.862	67
2013	9.589	12.843	60	9.697	13.014	2,269	12.421	16.712	7,117	9.862	13.275	108
2014	12.843	13.982	82	13.014	14.196	2275	16.712	18.275	6720	13.275	14.524	117
2015	13.982	13.699	90	14.196	13.937	2164	18.275	17.986	6299	14.524	14.301	130
2016	13.699	15.393	91	13.937	15.691	1970	17.986	20.301	5630	14.301	16.151	123
LVIP Mondrian International Value
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.729	8.253	1*	11.541	10.939	9	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.253	8.930	1*	10.939	11.865	11	N/A	N/A	N/A
2013	13.285	14.396	12	8.930	10.742	479	11.865	14.309	1,274	10.096	10.974	8
2014	14.396	13.824	17	10.742	10.335	479	14.309	13.802	1256	10.974	10.590	8
2015	13.824	13.104	17	10.335	9.817	475	13.802	13.142	1203	10.590	10.089	7
2016	13.104	13.427	18	9.817	10.079	447	13.142	13.528	1146	10.089	10.390	8
LVIP PIMCO Low Duration Bond
2014	N/A	N/A	N/A	10.004	9.934	30	10.007	9.950	28	N/A	N/A	N/A
2015	10.002	9.937	2	9.934	9.970	53	9.950	10.011	101	10.350	10.019	1*
2016	9.937	10.047	12	9.970	10.100	69	10.011	10.167	167	10.019	10.180	2
LVIP SSGA Bond Index
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.320	12.001	3	10.194	10.832	5	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.001	12.302	23	10.832	11.133	121	12.305	12.471	1*
2013	N/A	N/A	N/A	12.302	11.832	30	11.133	10.733	127	12.471	12.029	1*
2014	N/A	N/A	N/A	11.832	12.350	31	10.733	11.232	121	12.029	12.594	6
2015	12.206	12.039	2	12.350	12.221	37	11.232	11.142	128	12.594	12.500	8
2016	12.039	12.131	10	12.221	12.340	57	11.142	11.279	191	12.500	12.659	7
LVIP SSGA Conservative Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.089	11.493	33	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.578	12.043	16	11.493	12.146	23	11.354	12.167	2
2014	N/A	N/A	N/A	12.043	12.449	17	12.146	12.587	12	12.167	12.615	2
2015	N/A	N/A	N/A	12.449	12.173	23	12.587	12.339	44	12.615	12.372	2
2016	N/A	N/A	N/A	12.173	12.617	23	12.339	12.821	94	12.372	12.862	2
LVIP SSGA Conservative Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.418	10.571	1*	10.429	10.609	41	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.571	11.307	56	10.609	11.375	84	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.307	11.950	59	11.375	12.052	97	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.950	12.448	61	12.052	12.587	164	N/A	N/A	N/A
2015	11.907	11.929	8	12.448	12.059	64	12.587	12.224	157	N/A	N/A	N/A
2016	11.929	12.555	14	12.059	12.717	89	12.224	12.923	176	N/A	N/A	N/A
LVIP SSGA Developed International 150
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.494	8.234	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.234	9.237	1*	11.023	11.497	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.237	10.969	3	11.497	13.688	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.969	10.925	4	13.688	13.667	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.925	10.321	5	13.667	12.944	3	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.321	11.179	5	12.944	14.056	3	N/A	N/A	N/A
B-8

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Emerging Markets 100
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	14.351	12.049	1*	12.975	10.920	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.049	13.399	2	10.920	12.175	10	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.399	12.852	2	12.175	11.707	10	N/A	N/A	N/A
2014	13.037	12.100	3	12.852	12.258	2	11.707	11.194	12	N/A	N/A	N/A
2015	12.100	9.889	3	12.258	10.037	3	11.194	9.189	20	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.037	11.438	2	9.189	10.498	21	10.696	11.744	1*
LVIP SSGA Global Tactical Allocation Managed Volatility
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.979	11.033	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.155	9.056	136	11.033	10.941	361	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.056	9.936	103	10.941	12.035	309	9.793	10.120	1*
2013	N/A	N/A	N/A	9.936	10.770	81	12.035	13.077	311	10.120	11.002	1*
2014	N/A	N/A	N/A	10.770	11.052	88	13.077	13.454	308	11.002	11.325	1*
2015	N/A	N/A	N/A	11.052	10.199	84	13.454	12.446	292	11.325	10.482	1*
2016	N/A	N/A	N/A	10.199	10.633	134	12.446	13.008	298	N/A	N/A	N/A
LVIP SSGA International Index
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.852	10.277	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.277	12.011	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.533	10.302	8	12.011	14.382	20	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.302	9.575	4	14.382	13.400	24	N/A	N/A	N/A
2015	10.133	9.197	1*	9.575	9.336	6	13.400	13.098	25	N/A	N/A	N/A
2016	9.197	9.150	1*	9.336	9.307	11	13.098	13.090	24	N/A	N/A	N/A
LVIP SSGA International Managed Volatility
2016	8.349	8.311	1*	8.784	8.361	11	8.828	8.424	94	N/A	N/A	N/A
LVIP SSGA Large Cap 100
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.987	11.097	1*	11.018	11.156	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.097	12.293	2	11.156	12.389	18	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.293	16.483	2	12.389	16.653	24	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.483	18.992	5	16.653	19.236	25	N/A	N/A	N/A
2015	18.480	17.604	2	18.992	17.871	7	19.236	18.146	24	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.871	21.437	6	18.146	21.822	29	17.179	21.992	1*
LVIP SSGA Moderate Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.688	10.552	7	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.133	11.594	4	10.552	11.664	52	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.594	12.871	5	11.664	12.981	57	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.871	13.265	13	12.981	13.412	46	N/A	N/A	N/A
2015	13.317	12.763	23	13.265	12.902	34	13.412	13.078	69	N/A	N/A	N/A
2016	12.763	13.407	22	12.902	13.581	46	13.078	13.800	89	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.579	10.473	5	10.590	10.510	28	N/A	N/A	N/A
2012	11.158	11.372	60	10.473	11.427	24	10.510	11.497	188	11.118	11.511	2
2013	11.372	12.639	88	11.427	12.725	79	11.497	12.834	389	11.511	12.856	17
2014	12.639	13.142	105	12.725	13.259	103	12.834	13.406	513	12.856	13.436	16
2015	13.142	12.597	115	13.259	12.734	121	13.406	12.908	615	13.436	12.943	15
2016	12.597	13.561	124	12.734	13.736	184	12.908	13.958	725	12.943	14.003	13
LVIP SSGA Moderately Aggressive Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.646	11.660	23	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.660	13.247	27	N/A	N/A	N/A
2014	13.133	13.366	1*	N/A	N/A	N/A	13.247	13.634	49	N/A	N/A	N/A
2015	13.366	12.899	2	13.769	13.039	3	13.634	13.217	52	N/A	N/A	N/A
2016	12.899	13.644	2	13.039	13.820	3	13.217	14.043	58	N/A	N/A	N/A
B-9

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Moderately Aggressive Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.866	10.517	2	10.875	10.547	1*	10.886	10.584	68	N/A	N/A	N/A
2012	10.517	11.541	13	10.547	11.596	19	10.584	11.667	137	N/A	N/A	N/A
2013	11.541	13.093	13	11.596	13.183	27	11.667	13.296	158	N/A	N/A	N/A
2014	13.093	13.579	14	13.183	13.700	54	13.296	13.852	182	N/A	N/A	N/A
2015	13.579	12.911	18	13.700	13.052	71	13.852	13.230	188	13.034	13.265	1*
2016	12.911	14.051	27	13.052	14.232	71	13.230	14.463	202	N/A	N/A	N/A
LVIP SSGA S&P 500 Index
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	9.936	9.969	1*	8.755	8.802	6	11.105	11.192	10	N/A	N/A	N/A
2012	9.969	11.358	1*	8.802	10.048	19	11.192	12.808	24	N/A	N/A	N/A
2013	11.358	14.770	1*	10.048	13.093	56	12.808	16.731	73	N/A	N/A	N/A
2014	14.770	16.504	1*	13.093	14.659	59	16.731	18.780	66	N/A	N/A	N/A
2015	16.504	16.448	1*	14.659	14.639	37	18.780	18.801	59	15.076	15.044	2
2016	16.448	18.108	5	14.639	16.149	36	18.801	20.792	125	15.044	16.646	2
LVIP SSGA Small-Cap Index
2010	N/A	N/A	N/A	9.129	9.268	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.268	8.731	4	11.235	10.611	9	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.731	9.988	7	10.611	12.169	17	8.909	10.158	1*
2013	11.547	13.418	3	9.988	13.597	37	12.169	16.607	79	10.158	13.870	19
2014	13.418	13.836	3	13.597	14.049	38	16.607	17.202	73	13.870	14.374	19
2015	13.836	12.988	3	14.049	13.213	36	17.202	16.219	69	14.374	13.560	19
2016	12.988	15.440	1*	13.213	15.740	32	16.219	19.369	63	13.560	16.201	19
LVIP SSGA Small-Mid Cap 200
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	13.676	13.201	1*	11.256	10.893	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	13.201	14.832	1*	10.893	12.269	8	N/A	N/A	N/A
2013	N/A	N/A	N/A	14.832	19.691	1*	12.269	16.329	7	N/A	N/A	N/A
2014	N/A	N/A	N/A	19.691	20.273	1*	16.329	16.854	10	N/A	N/A	N/A
2015	N/A	N/A	N/A	20.273	18.641	2	16.854	15.536	17	20.625	19.068	1*
2016	N/A	N/A	N/A	18.641	23.937	2	15.536	20.000	17	19.068	24.558	1*
LVIP T. Rowe Price Growth Stock
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	9.235	8.947	3	9.302	9.030	29	11.508	11.200	50	N/A	N/A	N/A
2012	8.947	10.428	3	9.030	10.546	35	11.200	13.113	77	N/A	N/A	N/A
2013	10.428	14.284	3	10.546	14.475	42	13.113	18.043	87	13.937	14.765	1*
2014	14.284	15.298	8	14.475	15.532	43	18.043	19.410	93	14.765	15.891	1*
2015	15.298	16.686	11	15.532	16.976	51	19.410	21.267	111	15.891	17.421	2
2016	16.686	16.667	12	16.976	16.991	54	21.267	21.339	113	17.421	17.488	2
LVIP T. Rowe Price Structured Mid-Cap Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.998	11.947	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.521	10.931	16	11.947	11.365	48	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.931	12.550	15	11.365	13.080	66	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.550	16.698	13	13.080	17.446	64	16.267	17.058	1*
2014	20.499	21.570	4	16.698	18.391	13	17.446	19.264	68	N/A	N/A	N/A
2015	21.570	21.696	4	18.391	18.535	12	19.264	19.463	60	20.322	19.049	1*
2016	21.696	22.988	4	18.535	19.678	10	19.463	20.715	65	19.049	20.284	1*
LVIP U.S. Growth Allocation Managed Risk
2015	9.935	9.540	2	10.028	9.553	57	10.070	9.569	500	9.992	9.572	3
2016	9.540	9.781	4	9.553	9.813	403	9.569	9.854	1621	9.572	9.863	14
LVIP Vanguard Domestic Equity ETF
2011	N/A	N/A	N/A	8.633	9.382	1*	10.088	9.397	19	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.382	10.665	11	9.397	10.709	70	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.665	13.741	11	10.709	13.832	80	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.741	15.220	19	13.832	15.359	84	N/A	N/A	N/A
2015	15.449	14.839	1*	15.220	14.977	22	15.359	15.152	87	15.743	15.187	1*
2016	14.839	16.393	1*	14.977	16.579	26	15.152	16.813	88	15.187	16.861	1*
B-10

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Vanguard International Equity ETF
2011	N/A	N/A	N/A	8.452	8.371	1*	9.917	8.385	12	8.647	8.387	1*
2012	N/A	N/A	N/A	8.371	9.861	6	8.385	9.901	51	8.387	9.909	1*
2013	N/A	N/A	N/A	9.861	11.169	6	9.901	11.243	66	9.909	11.258	1*
2014	N/A	N/A	N/A	11.169	10.513	6	11.243	10.609	85	11.258	10.628	1*
2015	N/A	N/A	N/A	10.513	10.072	17	10.609	10.189	91	10.628	10.212	1*
2016	N/A	N/A	N/A	10.072	10.311	30	10.189	10.457	87	10.212	10.486	1*
LVIP Wellington Capital Growth
2010	N/A	N/A	N/A	9.443	9.680	20	11.437	11.665	63	9.797	9.786	1*
2011	9.613	8.616	24	9.680	8.694	985	11.665	10.503	3,190	9.786	8.815	24
2012	8.616	10.106	27	8.694	10.218	1,185	10.503	12.375	4,012	8.815	10.392	33
2013	10.106	13.541	30	10.218	13.718	1,070	12.375	16.655	3,514	10.392	13.992	45
2014	13.541	14.856	32	13.718	15.080	993	16.655	18.355	3119	13.992	15.429	45
2015	14.856	16.014	29	15.080	16.288	889	18.355	19.875	2703	15.429	16.714	40
2016	16.014	15.791	29	16.288	16.094	839	19.875	19.687	2550	16.714	16.565	42
LVIP Wellington Mid-Cap Value
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.723	7.808	19	11.616	10.423	34	N/A	N/A	N/A
2012	N/A	N/A	N/A	7.808	9.566	21	10.423	12.803	41	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.566	12.668	16	12.803	16.996	44	12.293	12.921	1*
2014	N/A	N/A	N/A	12.668	13.540	15	16.996	18.212	48	12.921	13.853	1*
2015	N/A	N/A	N/A	13.540	13.163	18	18.212	17.749	45	13.853	13.508	1*
2016	12.242	14.413	8	13.163	14.691	24	17.749	19.859	58	13.508	15.121	1*
MFS® VIT Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.807	9.650	8	11.375	11.221	43	N/A	N/A	N/A
2012	10.065	11.079	2	9.650	11.180	9	11.221	13.032	57	N/A	N/A	N/A
2013	11.079	14.934	2	11.180	15.100	14	13.032	17.647	65	14.796	15.352	1*
2014	14.934	16.030	7	15.100	16.240	51	17.647	19.027	142	15.352	16.561	2
2015	16.030	16.987	13	16.240	17.244	74	19.027	20.253	171	16.561	17.637	3
2016	16.987	17.141	17	17.244	17.436	77	20.253	20.530	185	17.637	17.887	3
MFS® VIT Total Return(5)
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.505	10.697	3	10.260	10.260	1*
2011	N/A	N/A	N/A	10.134	10.187	53	10.697	10.780	146	10.260	10.345	1*
2012	N/A	N/A	N/A	10.187	11.183	56	10.780	11.863	152	10.345	11.390	1*
2013	N/A	N/A	N/A	11.183	12.411	55	11.863	13.178	147	11.390	12.654	1*
MFS® VIT Total Return
2016	15.376	16.116	1*	14.419	14.914	9	15.425	15.975	19	N/A	N/A	N/A
MFS® VIT Utilities
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.434	11.672	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.914	12.557	28	11.672	12.332	128	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.557	14.068	38	12.332	13.850	183	12.728	14.328	12
2013	N/A	N/A	N/A	14.068	16.735	41	13.850	16.517	177	14.328	17.096	1*
2014	24.889	25.295	2	16.735	18.624	48	16.517	18.428	171	17.096	19.084	1*
2015	25.295	21.294	4	18.624	15.710	49	18.428	15.584	201	19.084	16.146	1*
2016	21.294	23.392	2	15.710	17.293	50	15.584	17.197	192	16.146	17.826	1*
Morgan Stanley UIF Capital Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	20.495	19.665	1*	11.858	11.405	21	N/A	N/A	N/A
2012	N/A	N/A	N/A	19.665	22.194	1*	11.405	12.905	20	N/A	N/A	N/A
2013	N/A	N/A	N/A	22.194	32.443	4	12.905	18.911	19	N/A	N/A	N/A
2014	N/A	N/A	N/A	32.443	34.059	3	18.911	19.903	17	N/A	N/A	N/A
2015	N/A	N/A	N/A	34.059	37.737	2	19.903	22.107	13	N/A	N/A	N/A
2016	N/A	N/A	N/A	37.737	36.625	2	22.107	21.510	18	39.114	37.529	1*
B-11

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Oppenheimer Global
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.583	11.680	6	17.682	17.652	1*
2011	N/A	N/A	N/A	17.539	15.876	31	11.680	10.599	166	17.652	16.026	1*
2012	N/A	N/A	N/A	15.876	19.001	34	10.599	12.718	138	16.026	19.238	1*
2013	N/A	N/A	N/A	19.001	23.878	32	12.718	16.022	123	19.238	24.249	1*
2014	N/A	N/A	N/A	23.878	24.115	30	16.022	16.221	118	24.249	24.562	1*
2015	N/A	N/A	N/A	24.115	24.739	27	16.221	16.683	107	24.562	25.274	1*
2016	N/A	N/A	N/A	24.739	24.442	27	16.683	16.524	106	25.274	25.046	1*
PIMCO VIT CommodityRealReturn Strategy
2010	N/A	N/A	N/A	14.861	15.425	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	15.375	14.039	2	15.425	14.112	11	13.265	12.166	13	N/A	N/A	N/A
2012	14.039	14.575	2	14.112	14.681	12	12.166	12.688	12	N/A	N/A	N/A
2013	14.575	12.275	1*	14.681	12.389	11	12.688	10.734	13	N/A	N/A	N/A
2014	12.275	9.866	1*	12.389	9.977	9	10.734	8.666	13	11.721	10.147	1*
2015	9.866	7.243	2	9.977	7.339	10	8.666	6.391	23	N/A	N/A	N/A
2016	7.243	8.216	15	7.339	8.343	13	6.391	7.283	24	N/A	N/A	N/A
Templeton Global Bond VIP
2014	N/A	N/A	N/A	18.205	17.784	1*	10.061	9.944	14	18.455	18.222	1*
2015	N/A	N/A	N/A	17.784	16.841	3	9.944	9.440	32	18.222	17.308	1*
2016	17.031	18.110	1*	16.841	17.154	1*	9.440	9.640	45	17.308	17.683	1*
*	The numbers of accumulation units less than 500 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for both the ChoicePlus Assurance A Share and ChoicePlus Assurance A Class.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(4)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(6)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
B-12

Appendix C — Discontinued Living Benefit Riders
The Living Benefit Riders described in this Appendix are no longer available. This Appendix contains important information for Contractowners who purchased their contract and one of the following Living Benefit Riders.
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchased the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse are available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 59½ (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% step-up (if applicable to your contract) and Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.
An additional option, Lincoln Lifetime IncomeSM Advantage Plus, provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and Purchase Payments made within 90 days of rider election) over your Contract Value. This option guarantees at least a return of your initial Purchase Payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must have been purchased with Lincoln Lifetime IncomeSM Advantage. Lincoln Lifetime IncomeSM Advantage Plus is discussed in detail below.
By purchasing the Lincoln Lifetime IncomeSM Advantage rider, you are limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements – Option 3 if you purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts – Investment Requirements – Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.
Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure and investment options. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is also included in this prospectus (see i4LIFE® Advantage option). Not all riders will be available at all times.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (and your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse’s) death.
If the rider was elected at contract issue, then the rider was effective on the contract’s effective date. If the rider was elected after the contract was issued the rider became effective on the next Valuation Date following approval by us. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit Rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculation scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elect the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equals your initial Purchase Payment . If you elected the rider after we issued the contract, the initial Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered life.
Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000 the charge for Lincoln Lifetime IncomeSM Advantage will change to the then current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the 200% step-up (if applicable to your contract) are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the charge rate may change when cumulative Purchase Payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount :
Initial Purchase Payment = $100,000; Guaranteed Amount = $100,000
Additional Purchase Payment on day 30 = $15,000; Guaranteed Amount = $115,000
Additional Purchase Payment on day 95 = $10,000; Guaranteed Amount = $125,000
On the first Benefit Year anniversary, the Guaranteed Amount is $130,750 ($115,000 x 1.05 = $120,750 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10 million. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.
Any withdrawal from the Contract Value limits the 5% Enhancement as follows:
a.	The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following

Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 59½ or older or the Contractowner and spouse (joint life option) are age 65 or older.
b.	If the Contractowner/Annuitant (single life option) is under age 59½ or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% step-up (if any, as described below).
Each time the Guaranteed Amount is stepped up to the current Contract Value as described above, your charge rate for the rider will be the current charge rate for the rider, not to exceed the guaranteed maximum charge. Therefore, your charge rate for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
If your rider charge rate is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate for the rider to change. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the step-up. If you decline the Automatic Annual Step-up, you will receive the 200% step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59½ (single life) or 65 (joint life)):
	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000	$47,750*	$50,000	No	10
1st Benefit Year anniversary	$54,000	$54,000	Yes	10
2nd Benefit Year anniversary	$53,900	$56,700	No	9
3rd Benefit Year anniversary	$57,000	$59,535	No	8
4th Benefit Year anniversary	$64,000	$64,000	Yes	10
*The beginning Contract Value is the initial Purchase Payment less the 4.5% sales charge.
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535) and a new 10-year Enhancement Period began.
An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10 million.
Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% step-up will not be available. For Contractowners who purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 but before October 5, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% step-up applies.) This step-up will not occur if:

1.	any withdrawal was made prior to age 59½ (single life) or age 65 (joint life);
2.	an Excess Withdrawal (defined below) has occurred; or
3.	cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).
For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).
If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.
This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
This step-up will not cause a change to the charge rate for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
The following example demonstrates the impact of this step-up on the Guaranteed Amount:
Initial Purchase Payment at age 55 = $200,000; Guaranteed Amount = $200,000; Maximum Annual Withdrawal amount = $10,000.
After 10 years, at age 65, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals x 200%), the Guaranteed Amount is increased to $360,000.
The 200% step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10 million.
Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as you are at least age 59½ (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.
The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 59½ or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.
The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.
The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments . For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made , the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).
5% Enhancements, Automatic Annual Step-ups and the 200% step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% step-up; or
b.	5% of the Guaranteed Amount on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.
Withdrawals after age 59½ (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 59½ (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
The impact of withdrawals prior to age 59½ or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 59½ and the Contractowner and spouse (joint life) are both older than 65):
	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000	$47,750*	$50,000	$2,500
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
*The beginning Contract Value is the initial Purchase Payment less the 4.5% sales charge.
The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (first, third and fourth Benefit Year anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.
Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph); and
4.	This contract is not a beneficiary IRA.
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:
1.	The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):
The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:
Contract Value = $55,000
Guaranteed Amount = $80,000
The Contract Value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.73%, the same proportion that the Excess Withdrawal reduced the $55,000 Contract Value ($7,000 / $55,000)
Contract Value = $48,000
Guaranteed Amount = $69,818 ($80,000 x 12.73% = $10,182; $80,000 - $10,182 = $69,818)
Maximum Annual Withdrawal amount = $3,491 (5% of $69,818)
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
Withdrawals before age 59½/65. If any withdrawal is made prior to the time the Contractowner is age 59½ (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:
1.	The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the Contract Value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;
3.	The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary (see the 5% Enhancement section above); and
4.	The 200% step-up will never occur.
The following is an example of the impact of a withdrawal prior to age 59½ for single or age 65 for joint:
•	$100,000 Purchase Payment
•	$100,000 Guaranteed Amount
•	A 10% market decline results in a Contract Value of $90,000
•	$5,000 Maximum Annual Withdrawal amount
If a $5,000 withdrawal is made before age 59½, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/$90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% x $94,444).
In a declining market, withdrawals prior to age 59½ (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.
Lincoln Lifetime IncomeSM Advantage Plus. The Lincoln Lifetime IncomeSM Advantage Plus rider is no longer available. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus (“Plus Option”), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of the rider effective date), over your current Contract Value. Making this election will terminate the Plus Option as well as Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary.
You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.
If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.
The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:
Initial Purchase Payment of $100,000; Initial Guaranteed Amount of $100,000.
On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue Lincoln Lifetime IncomeSM Advantage) will terminate at that time.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option, you have limited investment options until the seventh Benefit Year anniversary as set forth in the Investment Requirements section of this prospectus. After the seventh Benefit Year anniversary, if your contract continues, you may invest in other Subaccounts in your contract, subject to the Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.
The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.
If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.
If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln Lifetime IncomeSM Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Living Benefit Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.
Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
As an alternative, after the first death, the surviving spouse may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the single life rider option for new issues will provide an earlier age (59½) to receive Maximum Annual Withdrawal amounts.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may terminate the joint life option and purchase a single life option, if available, (if the Contractowner is under age 65) at the current rider charge and the terms in effect for new sales of the single life option.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;
•	on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time. If you have elected to receive an increase in your Contract Value under Lincoln Lifetime IncomeSM Advantage Plus (after the seventh Benefit Year), you may elect a new Living Benefit Rider at any time.
i4LIFE® Advantage Option. i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic Regular Income Payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE® Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE® Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.
Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to terminate Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE® Advantage since i4LIFE® Advantage provides a different income stream. If this decision is made, the Contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE® Advantage Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE® Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.
i4LIFE® Advantage Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE® Advantage and the Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE® Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years.

Below is an example of how the Guaranteed Amount from Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE® Advantage.
Prior to i4LIFE® Advantage election:
Contract Value = $100,000
Guaranteed Amount = $150,000
After i4LIFE®Advantage election:
Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE® Advantage annuity factor
Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.
Lincoln SmartSecurity® Advantage
This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Gross Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Gross Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value, if higher, on each Benefit Year anniversary through the tenth anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.
If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step up the Guaranteed Amount (this does not include Automatic Annual Step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equals your initial Gross Purchase Payment. If you elected the benefit after we issued the contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and $10 million for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Gross Purchase Payments automatically increase the Guaranteed Amount by the amount of the Gross Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Gross Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Gross Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Gross Purchase Payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
a.	the Contractowner or joint owner is still living; and
b.	the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including Interest Adjustments), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a.	each Contractowner and Annuitant is under age 81; and
b.	the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.
Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000 (less 4.5% sales charge)	$47,750	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the tenth Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.
Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Gross Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new 10-year step-up period) may cause a change in the charge rate for this benefit. There is no change in the charge rate when automatic, annual step-ups occur during a 10-year period. See Charges and Other Deductions – Rider Charges – Lincoln SmartSecurity® Advantage Charge.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option; and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Gross Purchase Payments. For example, if the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Gross Purchase Payment of $10,000 is made the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step up the Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	7% or 5% (depending on your option) of the new (stepped up) Guaranteed Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis; and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value, and no other withdrawals are taken. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1.	The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal; or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the lesser of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $32,000 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000).
The Maximum Annual Withdrawal amount was reduced to the lesser of:
1.	Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2.	The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3.	The new Guaranteed Amount ($53,000).
The lesser of these three items is $2,650.
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with those withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (single life option) or for the lifetimes of you (Contractowner) and your spouse (joint life option), as long as:
1.	No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2.	An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1.	If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2.	The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and
c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or Contractowner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available.
The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln SmartSecurity® Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider:
1.	the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount;
2.	whether it is important to have Maximum Annual Withdrawal amounts for life or only until the Guaranteed Amount is reduced to zero; and
3.	the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider:
1.	if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease; and
2.	if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if available) (if the Contractowner is under age 81) at the current rider charge of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can purchase any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Option. Contractowners with an active Lincoln SmartSecurity® Advantage rider who decide to terminate their rider and purchase i4LIFE® Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit (version 4) under the i4LIFE® Advantage terms and charge in effect at the time of the i4LIFE® Advantage election (i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is not available). Contractowners may consider this if i4LIFE® Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts, applicable guarantees and applicable Investment Requirements. You should discuss this decision with your registered representative. See Living Benefit Riders – i4LIFE® Advantage.
4LATER® Advantage
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elected 4LATER® Advantage, you must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of this rider may limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER® Advantage charge.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Income Base. The Income Base is a value established when you purchased a 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elected 4LATER® at the time you purchase the contract, the Income Base initially equals the Purchase Payments. If you elected 4LATER® after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER® effective date. Additional Purchase Payments automatically increase the Income Base by the amount of the Gross Purchase Payments . After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the charge rate will not change.
Any Gross Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the Gross Purchase Payment, plus 15% of that Purchase Payment.
Example:
Initial Purchase Payment	$100,000
Purchase Payment 60 days later	$10,000
Income Base	$110,000
Future Income Base (during the 1st Waiting Period)	$126,500	($110,000 x 115%)
Income Base (after 1st Waiting Period)	$126,500
New Future Income Base (during 2nd Waiting Period)	$145,475	($126,500 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment plus 15% of that Purchase Payment proportionately for the number of full years remaining in the current Waiting Period.
Example:
Income Base	$100,000
Purchase Payment in Year 2	$10,000
New Income Base	$110,000
Future Income Base (during 1st Waiting Period-Year 2)	$125,500	($100,000 x 115%) +
		($10,000 x 100%) +
		($10,000 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$125,500
New Future Income Base (during 2nd Waiting Period)	$144,325	(125,500 x 115%)
Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.
In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.
Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maximum Income Base will be increased by 200% of any additional Gross Purchase Payments. In all circumstances, the Maximum Income Base can never exceed $10 million. This maximum takes into consideration the combined guaranteed amounts from any Living Benefit Riders under all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.

After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10 million.
Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:
Income Base	$100,000	Maximum Income Base	$200,000
Purchase Payment in Year 2	$ 10,000	Increase to Maximum Income Base	$ 20,000
New Income Base	$110,000	New Maximum Income Base	$220,000
Future Income Base after Purchase Payment	$125,500	Maximum Income Base	$220,000
Income Base (after 1st Waiting Period)	$125,500
Future Income Base (during 2nd Waiting Period)	$144,325	Maximum Income Base	$220,000
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$112,950
Future Income Base	$129,892	Maximum Income Base	$198,000
Resets of the Income Base to the current Contract Value (“Resets”). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10 million and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.
At the time of the reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
Eligibility. To have purchased 4LATER® Advantage, the Annuitant must have been age 80 or younger. If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Income Base. i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit must be elected by age 85 for qualified contracts or age 99 for nonqualified contracts.
4LATER® Rider Effective Date. If 4LATER® was elected at contract issue, then it became effective on the contract's effective date. If 4LATER® was elected after the contract was issued, then it became effective on the next Valuation Date following approval by us.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER® or the Contract Value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments. See Charges and Other Deductions for a discussion of the 4LATER® Guaranteed Income Benefit charge.
The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1,000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.
If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.
The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your registered representative.
Impacts to i4LIFE® Advantage Regular Income Payments. At the time you elect i4LIFE® Advantage, you also select the Access Period. See i4LIFE® Advantage – Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE® Advantage Regular Income Payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER® Guaranteed Income Benefit currently is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to election of 4LATER® Advantage, subject to the terms in your rider. (Note: i4LIFE® Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)
If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your Regular Income Payment, your 4LATER® Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER® Guaranteed Income Benefit will be adjusted in proportion to the reduction in the Regular Income Payment. If you choose to shorten your Access Period, the 4LATER® rider will terminate.
When you make your 4LATER® Guaranteed Income Benefit and i4LIFE® Advantage elections, you must also choose an AIR of 4% to calculate your i4LIFE® Advantage Regular Income Payments. Once you have elected 4LATER®, the AIR rate will not change.
The following is an example of what happens when you extend the Access Period:

Assume:
i4LIFE® Advantage remaining Access Period = 10 years
Current i4LIFE® Advantage Regular Income Payment = $6,375
Current 4LATER® Guaranteed Income Benefit = $5,692
Extend Access Period 5 years:
i4LIFE® Advantage Regular Income Payment after extension = $5,355
Percentage change in i4LIFE® Advantage Regular Income Payment = $5,355 ÷ $6,375 = 84%
New 4LATER® Guaranteed Income Benefit = $5,692 x 84% = $4,781
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate 4LATER® prior to the Periodic Income Commencement Date, you must wait one year before you can elect another Living Benefit Rider. If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it. You may be able to elect any available version of the Guaranteed Income Benefit after one year. The Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

Appendix D — Guaranteed Annual Income Rates for Previous Rider Elections
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0 Guaranteed Annual Income Rates
Guaranteed Annual Income Rates by Ages for rider elections on or after May 20, 2013 but prior to January 23, 2017:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.

Guaranteed Annual Income Rates by Ages for rider elections on or after December 3, 2012 but prior to May 20, 2013:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income rate
55 – 58	3.50%
59 - 64	4.00%
65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income rate
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.50%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.

D-1

Guaranteed Annual Income Rates by Ages for rider elections on or after May 21, 2012 but prior to December 3, 2012:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 64	3.50%
59 – 64	4.00%	65 – 69	4.50%
65 – 69	4.50%	70+	5.00%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.

Guaranteed Annual Income Rates by Ages for rider elections prior to May 21, 2012:
Lincoln Lifetime IncomeSM Advantage 2.0
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.

D-2

Appendix E — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income Benefit elections between August 29, 2016 (October 3, 2016 for existing Contractowners) and April 14, 2017.
Single & Joint Life Option**	Single & Joint Life Option**
Age	GIB Percentage*
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%
*In order to have received the percentage indicated, your rider election form must have been signed or dated on or before the last day of the effective period noted above.
**If joint life option is in effect, the younger of you and your spouse’s age applies.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between May 21, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value or Income Base**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 between May 21, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

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i4LIFE® Advantage Guaranteed Income Benefit elections or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 21, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

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SAI 2

Lincoln ChoicePlus AssuranceSM (A Class)
Lincoln Life Variable Annuity Account N  (Registrant)
The Lincoln National Life Insurance Company  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus AssuranceSM (A Class) prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2017, as supplemented. You may obtain a copy of the Lincoln ChoicePlus AssuranceSM (A Class) prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2017.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of the Lincoln Life Variable Annuity Account N as of December 31, 2016 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2016; and b) the consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $606,129,776, $561,689,144 and $433,441,077 to LFN and Selling Firms in 2014, 2015 and 2016 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
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SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
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1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5%, or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such
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units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,493.94	$9,952.72
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,444.55 with the 20-year Access Period and $8,957.45 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $113,236 (assuming no withdrawals) will be used to continue the $10,493.94 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $68,154 (assuming no withdrawals) will be used to continue the $9,952.72 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as
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issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best, Fitch, and Standard & Poor’s. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 ($2,000 for contracts purchased prior to November 15, 2010) over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Beginning May 1, 2010, the cross reinvestment service is no longer available unless the Contractowner was enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio
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rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2016 financial statements of the VAA and the December 31, 2016 consolidated financial statements of Lincoln Life appear on the following pages.
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The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company

Consolidated Financial Statements

December 31, 2016 and 2015

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of

The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company as of December 31, 2016 and 2015, and the related consolidated statements of comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2016. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2016 and 2015, and the consolidated results of its operations and its cash flows for each of the three years ended December 31, 2016, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania

March 31, 2017

1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2016	2015
ASSETS
Investments:
Available-for-sale securities, at fair value:
Fixed maturity securities (amortized cost: 2016 - $83,290; 2015 - $81,196)	$87,866	$84,072
Variable interest entities' fixed maturity securities (amortized cost: 2016 - $200; 2015 - $596)	200	598
Equity securities (cost: 2016 - $260; 2015 - $226)	275	237
Trading securities	1,624	1,762
Mortgage loans on real estate	9,761	8,513
Real estate	12	13
Policy loans	2,429	2,520
Derivative investments	900	1,485
Other investments	2,034	1,588
Total investments	105,101	100,788
Cash and invested cash	2,057	2,400
Deferred acquisition costs and value of business acquired	9,143	9,493
Premiums and fees receivable	428	379
Accrued investment income	1,029	1,034
Reinsurance recoverables	6,810	7,100
Reinsurance related embedded derivatives	58	95
Funds withheld reinsurance assets	623	635
Goodwill	2,273	2,273
Other assets	6,132	4,872
Separate account assets	128,397	123,619
Total assets	$262,051	$252,688

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Future contract benefits	$20,681	$19,893
Other contract holder funds	78,106	76,483
Short-term debt	280	90
Long-term debt	2,549	2,745
Funds withheld reinsurance liabilities	4,827	4,478
Deferred gain on business sold through reinsurance	67	144
Payables for collateral on investments	4,910	4,565
Variable interest entities' liabilities	-	4
Other liabilities	6,414	5,781
Separate account liabilities	128,397	123,619
Total liabilities	246,231	237,802

Contingencies and Commitments (See Note 14)

Stockholder's Equity
Common stock - 10,000,000 shares authorized, issued and outstanding	10,696	10,677
Retained earnings	3,342	3,118
Accumulated other comprehensive income (loss)	1,782	1,091
Total stockholder's equity	15,820	14,886
Total liabilities and stockholder's equity	$262,051	$252,688

See accompanying Notes to Consolidated Financial Statements

2

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2016	2015	2014
Revenues
Insurance premiums	$2,579	$2,825	$2,371
Fee income	5,171	4,960	4,608
Net investment income	4,631	4,611	4,648
Realized gain (loss):
Total other-than-temporary impairment losses on securities	(141)	(75)	(25)
Portion of loss recognized in other comprehensive income	41	25	10
Net other-than-temporary impairment losses on securities recognized in earnings	(100)	(50)	(15)
Realized gain (loss), excluding other-than-temporary impairment losses on securities	(410)	(172)	(509)
Total realized gain (loss)	(510)	(222)	(524)
Amortization of deferred gain on business sold through reinsurance	69	69	69
Other revenues	403	440	867
Total revenues	12,343	12,683	12,039
Expenses
Interest credited	2,527	2,472	2,492
Benefits	4,247	4,529	4,354
Commissions and other expenses	4,005	4,109	3,876
Interest and debt expense	116	105	103
Strategic digitization expense	8	-	-
Total expenses	10,903	11,215	10,825
Income (loss) before taxes	1,440	1,468	1,214
Federal income tax expense (benefit)	267	295	220
Net income (loss)	1,173	1,173	994
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	692	(2,090)	1,752
Funded status of employee benefit plans	(1)	2	(3)
Total other comprehensive income (loss), net of tax	691	(2,088)	1,749
Comprehensive income (loss)	$1,864	$(915)	$2,743

See accompanying Notes to Consolidated Financial Statements

3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in millions)

	For the Years Ended December 31,
	2016	2015	2014

Common Stock
Balance as of beginning-of-year	$10,677	$10,652	$10,636
Stock compensation/issued for benefit plans	19	25	16
Balance as of end-of-year	10,696	10,677	10,652

Retained Earnings
Balance as of beginning-of-year	3,118	3,066	2,778
Net income (loss)	1,173	1,173	994
Dividends declared	(949)	(1,121)	(706)
Balance as of end-of-year	3,342	3,118	3,066

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	1,091	3,179	1,430
Other comprehensive income (loss), net of tax	691	(2,088)	1,749
Balance as of end-of-year	1,782	1,091	3,179
Total stockholder's equity as of end-of-year	$15,820	$14,886	$16,897

See accompanying Notes to Consolidated Financial Statements

4

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2016	2015	2014
Cash Flows from Operating Activities
Net income (loss)	$1,173	$1,173	$994
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	55	(176)	(535)
Trading securities purchases, sales and maturities, net	165	143	310
Change in premiums and fees receivable	(49)	101	(56)
Change in accrued investment income	8	(18)	(14)
Change in future contract benefits and other contract holder funds	(2,036)	868	1,407
Change in reinsurance related assets and liabilities	542	(1,060)	(960)
Change in federal income tax accruals	146	170	48
Realized (gain) loss	511	222	524
Amortization of deferred gain on business sold through reinsurance	(69)	(69)	(69)
Proceeds from reinsurance recapture	-	-	422
Change in cash management agreement investment	(66)	351	329
Other	262	45	249
Net cash provided by (used in) operating activities	642	1,750	2,649

Cash Flows from Investing Activities
Purchases of available-for-sale securities	(10,791)	(8,858)	(8,306)
Sales of available-for-sale securities	3,076	1,329	1,120
Maturities of available-for-sale securities	5,290	4,265	4,984
Purchases of alternative investments	(302)	(324)	(370)
Sales and repayments of alternative investments	238	177	238
Issuance of mortgage loans on real estate	(2,127)	(1,944)	(1,319)
Repayment and maturities of mortgage loans on real estate	877	816	958
Issuance and repayment of policy loans, net	91	125	6
Net change in collateral on investments and derivatives	435	638	1,476
Proceeds (outflows) from business ceded, recaptured and novated	-	-	(3)
Proceeds from sale of subsidiary/business	-	75	-
Other	(99)	(78)	(227)
Net cash provided by (used in) investing activities	(3,312)	(3,779)	(1,443)

Cash Flows from Financing Activities
Payment of long-term debt, including current maturities	(250)	(4)	-
Issuance (decrease) in short-term debt	190	88	(49)
Proceeds from sales leaseback transaction	85	47	83
Deposits of fixed account values, including the fixed portion of variable	10,030	10,745	10,363
Withdrawals of fixed account values, including the fixed portion of variable	(5,449)	(6,062)	(5,775)
Transfers to and from separate accounts, net	(1,308)	(2,474)	(2,509)
Common stock issued for benefit plans and excess tax benefits	(22)	(14)	(19)
Dividends paid to common stockholders	(949)	(1,121)	(706)
Net cash provided by (used in) financing activities	2,327	1,205	1,388

Net increase (decrease) in cash and invested cash	(343)	(824)	2,594
Cash and invested cash as of beginning-of-year	2,400	3,224	630
Cash and invested cash as of end-of-year	$2,057	$2,400	$3,224

See accompanying Notes to Consolidated Financial Statements

5

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

The Lincoln National Life Insurance Company ("LNL" or the "Company," which also may be referred to as "we," "our" or "us"), a wholly-owned subsidiary of Lincoln National Corporation ("LNC" or the "Parent Company"), is domiciled in the state of Indiana.  We own 100% of the outstanding common stock of one insurance company subsidiary, Lincoln Life & Annuity Company of New York ("LLANY"). We also own several non-insurance companies, including Lincoln Financial Distributors and Lincoln Financial Advisors, LNC's wholesaling and retailing business units, respectively.  LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels.  LNL is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 22 for additional information.

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with United States of America generally accepted accounting principles ("GAAP").  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Certain amounts reported in prior years' consolidated financial statements have been reclassified to conform to the presentation adopted in the current year.  Specifically, we reclassified cash flows from certain investing activities into their own respective line items within the Consolidated Statements of Cash Flows.  Previously, these amounts were reported within purchases of other investments or sales or maturities of other investments line items, as applicable, within cash flows from investing activities.  These reclassifications had no effect on net income (loss), net cash provided by (used in) investing activities, or stockholder's equity for the prior years.

Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities ("VIEs") in which we are the primary beneficiary.  Entities in which we do not have a controlling financial interest and do not exercise significant management influence over the operating and financing decisions are reported using the equity method.  All material inter-company accounts and transactions have been eliminated in consolidation.

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes.  A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support or where investors lack certain characteristics of a controlling financial interest.  We assess our contractual, ownership or other interests in a VIE to determine if our interest participates in the variability the VIE was designed to absorb and pass onto variable interest holders.  We perform an ongoing qualitative assessment of our variable interests in VIEs to determine whether we have a controlling financial interest and would therefore be considered the primary beneficiary of the VIE.  If we determine we are the primary beneficiary of a VIE, we consolidate the assets and liabilities of the VIE in our consolidated financial statements.

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  Those estimates are inherently subject to change and actual results could differ from those estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain invested assets and derivatives, other-than-temporary impairment ("OTTI") and asset valuation allowances, deferred acquisition costs ("DAC"),  value of business acquired ("VOBA"), deferred sales inducements ("DSI"), goodwill, future contract benefits, other contract holder funds including deferred front-end loads ("DFEL"), pension plans, stock-based incentive compensation, income taxes and the potential effects of resolving litigated matters.

Business Combinations

We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our consolidated financial statements.  The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date.  The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

6

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk ("NPR"), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability ("entry price").  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC"),

we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 - inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to "blockage discounts" that are excluded;

•

Level 2 - inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 - inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Available-For-Sale Securities - Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale ("AFS") consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) ("AOCI"), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security's fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services' valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.    For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.    For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

•	Corporate bonds and U.S. government bonds - We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities ("ABS") - We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities ("MBS"), which include collateralized mortgage obligations and

7

mortgage pass through securities backed by residential mortgages ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized loan obligations ("CLOs") and collateralized debt obligations ("CDOs").

•

State and municipal bonds - We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•

Hybrid and redeemable preferred and equity securities - We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

AFS Securities - Evaluation for Recovery of Amortized Cost

We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary.  For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an OTTI has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as "debt securities"), we generally consider the following to determine whether our debt securities with unrealized losses are other-than-temporarily impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI.  The remainder of the decline to fair value is recorded in other comprehensive income ("OCI") to unrealized OTTI on AFS securities on our Consolidated Statements of Stockholder's Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

8

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	Length of time and extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI.  Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities' book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.  Otherwise, if the amortized cost of the security is greater

9

than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment of the security.

Trading Securities

Trading securities consist of fixed maturity and equity securities in designated portfolios, some of which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements.  Investment results for the portfolios that support Modco and CFW reinsurance arrangements, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance arrangements.  Trading securities are carried at fair value, and changes in fair value and changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.

Alternative Investments

Alternative investments, which consist primarily of investments in limited partnerships ("LPs"), are included in other investments on our Consolidated Balance Sheets.    We account for our investments in LPs using the equity method to determine the carrying value.  Recognition of alternative investment income is delayed due to the availability of the related financial statements, which are generally obtained from the partnerships' general partners.  As a result, our venture capital, real estate and oil and gas portfolios are generally on a three-month delay and our hedge funds are on a one-month delay.  In addition, the impact of audit adjustments related to completion of calendar-year financial statement audits of the investees are typically received during the second quarter of each calendar year.  Accordingly, our investment income from alternative investments for any calendar-year period may not include the complete impact of the change in the underlying net assets for the partnership for that calendar-year period.

Payables for Collateral on Investments

When we enter into collateralized financing transactions on our investments, a liability is recorded equal to the cash or non-cash collateral received.  This liability is included within payables for collateral on investments on our Consolidated Balance Sheets.  Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Changes in payables for collateral on investments are reflected within cash flows from investing activities on our Consolidated Statements of Cash Flows.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances.  Interest income is accrued on the principal balance of the loan based on the loan's contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate.  As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans.  We believe all of the loans in our portfolio share three primary risks:  borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio.  Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value.  The loan's estimated value is based on:  the present value of expected future cash flows discounted at the loan's effective interest rate; the loan's observable market price; or the fair value of the loan's collateral.  Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan.  Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.  Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses.  In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis.  Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted.  After the grace period expiration that may last up to 10 days, we send a default notice.  The default notice generally provides a short time period to cure the default. Our policy is to report loans that are 60 or more days past

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due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectable are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses.  All mortgage loans that are impaired have an established allowance for credit losses.  Changes in valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property's net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Real Estate

Real estate includes both real estate held for the production of income and real estate held-for-sale.  Real estate held for the production of income is carried at cost less accumulated depreciation.  Depreciation is calculated on a straight-line basis over the estimated useful life of the asset.  We periodically review properties held for the production of income for impairment.  Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.  Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale.  Real estate is not depreciated while it is classified as held-for-sale.  Also, valuation allowances for losses are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions.  All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value.  We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in "Fair Value Measurement."  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged:  as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We purchase and issue financial instruments and products that contain embedded derivative instruments.  When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes.  The embedded derivative is carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

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Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance ("UL"), variable universal life insurance ("VUL"), traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Consolidated Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits ("EGPs") from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 30 to 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that generally results in amortization less than 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products.  These assumptions include, but are not limited to, capital markets, investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Consolidated Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs ("unlocking").  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

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Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business.  Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief provided by or to other insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss), respectively, because there is a right of offset.  All other reinsurance agreements are reported on a gross basis on our Consolidated Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of Modco agreements for which the right of offset also exists.  Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premiums, benefits and DAC are reported net of insurance ceded.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors.  We perform a two-step test in our evaluation of the carrying value of goodwill for each of our reporting units.  The results of one test on one reporting unit cannot subsidize the results of another reporting unit.  In Step 1 of the evaluation, the fair value of each reporting unit is determined and compared to the carrying value of the reporting unit.  If the fair value is greater than the carrying value, then the carrying value of the reporting unit is deemed to be recoverable, and Step 2 is not required.  If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist, and Step 2 is required.  In Step 2, the implied fair value of goodwill is determined for the reporting unit.  The reporting unit's fair value as determined in Step 1 is assigned to all of its net assets (recognized and unrecognized) as if the reporting unit were acquired in a business combination as of the date of the impairment test.  If the implied fair value of the reporting unit's goodwill is lower than its carrying amount, goodwill is impaired and written down to its fair value; and a charge is reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).

Other Assets and Other Liabilities

Other assets consist primarily of DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, debt issuance costs associated with line-of-credit arrangements, assets under capital leases, guaranteed living benefit ("GLB") reserves embedded derivatives, other prepaid expenses and deferred losses on business sold through reinsurance.  Other liabilities consist primarily of current and deferred taxes, pension and other employee benefit liabilities, derivative instrument liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, interest on borrowed funds, obligations under capital leases and other accrued expenses.

Other assets and other liabilities on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which may be reported in either other assets or other liabilities.  The fair value of these items represents approximate exit price including an estimate for our NPR. Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in "Fair Value Measurement."  We report the insurance portion of the reserves in future contract benefits.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.

Property and equipment owned for company use is carried at cost less allowances for depreciation.  Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.  Certain assets on our Consolidated Balance Sheets are related to capital leases.  These assets under capital leases are depreciated in a manner consistent with our current depreciation policy for owned assets.  We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable.  For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value.  The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.  An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed.  Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated.  Certain criteria have

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to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year.  Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

We completed reinsurance transactions in 2012 and 2014 whereby we ceded closed blocks of UL contracts with secondary guarantees to Lincoln National Reinsurance Company (Barbados) Limited ("LNBAR"), a wholly-owned subsidiary of LNC.  We are recognizing the losses related to these transactions over a period of 30 years.

Separate Account Assets and Liabilities

We maintain separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  We also issue variable annuity and life contracts through separate accounts that may include various types of guaranteed death benefit ("GDB"), guaranteed withdrawal benefit ("GWB") and guaranteed income benefit ("GIB") features.  The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"); or the highest contract value on any contract anniversary date through age 80.  The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduce the contract value.

As discussed in Note 7, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves.  Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.  We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The "market consistent scenarios" used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 49 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, mortality, etc.), risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

Future Contract Benefits and Other Contract Holder Funds

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges.  The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The investment yield assumptions for immediate and deferred paid-up annuities range from 1.25% to 12.75%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract ("benefit ratio") multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Consolidated Statements of Comprehensive Income (Loss).

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With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.  The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  As of December 31, 2016 and 2015, participating policies comprised less than 1% of the face amount of business in force, and dividend expenses were $59 million, $67 million and $64 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.  The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Consolidated Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in "Fair Value Measurement."  We report the insurance portion of the reserves in future contract benefits.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

Borrowed Funds

LNL's short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less.  Long-term borrowings have contractual or expected maturities greater than one year.

Deferred Gain on Business Sold Through Reinsurance

Our reinsurance operations were acquired by Swiss Re Life & Health America, Inc. ("Swiss Re") in December 2001 through a series of indemnity reinsurance transactions.  We are recognizing the gain related to these transactions at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale.

We completed a reinsurance transaction in 2009 whereby we assumed a closed block of term contracts from First Penn-Pacific Life Insurance Company.  We are recognizing the gain related to this transaction over a period of 15 years.

We completed reinsurance transactions in 2012 and 2013 whereby we ceded a closed block of UL contracts with secondary guarantees to LNBAR.  We are recognizing the gains related to these transactions over a period of 30 years.

Contingencies and Commitments

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the "attributed fees"), which are not reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue

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when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Insurance Premiums

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Our group non-medical insurance products consist primarily of term life, disability and dental.

Net Investment Income

Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the trading and AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) includes realized gains and losses from the sale of investments, write-downs for OTTI of investments, certain derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivatives and trading securities.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Other Revenues

Other revenues consists primarily of fees attributable to broker-dealer services recorded as earned at the time of sale, changes in the market value of our seed capital investments, proceeds from reinsurance recaptures and communications sales recognized as earned, net of agency and representative commissions.

Interest Credited

Interest credited includes interest credited to contract holder account balances.  Interest crediting rates associated with funds invested in our general account during 2014 through 2016 ranged from 1% to 10%.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Strategic Digitization Expense

During 2016, we began an enterprise-wide digitization initiative that intends to significantly enhance our customer experience and provide operation efficiencies over time to meet evolving consumer preferences and marketplace shifts.  Expenses associated with this digitization initiative are reported within strategic digitization expense on our Consolidated Statements of Comprehensive Income (Loss).

Pension and Other Postretirement Benefit Plans

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based

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on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

In general, we expense the fair value of stock awards included in our incentive compensation plans.  As of the date LNC's Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder's equity.  We classify certain stock awards as liabilities.  For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period.  In accordance with our early adoption of Accounting Standards Update ("ASU") 2016-09, Improvements to Employee Share-Based Payment Accounting, we have elected to continue applying an estimated forfeiture rate to our accrual of compensation costs.  Stock-based compensation expense is reflected in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Interest and Debt Expense

Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts and costs are amortized (accreted) over the term of the related borrowing utilizing the effective interest method.  In addition, gains or losses related to certain derivative instruments associated with debt are recognized in interest and debt expense during the period of the change.

Income Taxes

We file a U.S. consolidated income tax return with LNC and its eligible subsidiaries.  Ineligible subsidiaries file separate individual corporate tax returns.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.  Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance.  In evaluating the need for a valuation allowance, we consider many factors, including:  the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused.

Discontinued Operations

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in income (loss) from discontinued operations, net of federal income taxes, if the disposal represents a strategic shift that has, or will have, a major effect on our consolidated financial condition and results of operations.

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2.  New Accounting Standards

Adoption of New Accounting Standards

The following table provides a description of our adoption of new ASUs issued by the FASB and the impact of the adoption on our financial statements:

Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity

This standard changed the requirements for reporting discontinued operations.  The disposal of a component of an entity must be reported as a discontinued operation if the disposal represents a strategic shift that has a major effect on an entity's operations and financial results.  The amendments also require entities to provide new disclosures about a disposal of an individually significant component of an entity that does not qualify for discontinued operations presentation.

		October 1, 2014	We applied the guidance in this standard to our sale of Lincoln Financial Media Company ("LFM") in the fourth quarter of 2014. For more information regarding our sale of LFM, see Note 3.
ASU 2014-16, Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or to Equity

This standard clarifies that when considering the nature of the host contract in a hybrid financial instrument issued in the form of a share; an entity must consider all of the stated and implied substantive terms of the hybrid instrument, including the embedded derivative feature that is being considered for separate accounting from the host contract.

		January 1, 2016	The adoption of this ASU did not have an effect on our consolidated financial condition or results of operations.
ASU 2015-02, Amendments to the Consolidation Analysis

This standard addresses consolidation accounting guidance related to limited partnerships, limited liability companies and securitization structures.  The new standard includes changes to existing consolidation models that eliminates the presumption that a general partner should consolidate a limited partnership, clarifies when fees paid to a decision maker should be a factor in the VIE consolidation evaluation and reduces the VIE consolidation models from two to one by eliminating the indefinite deferral for certain investment funds.

January 1, 2016

The adoption of this ASU did not have an effect on our consolidated financial condition or results of operations.  We have provided additional financial statement disclosures related to our limited partnerships in Note 5.

ASU 2015-05, Customer's Accounting for Fees Paid in a Cloud Computing Arrangement

This standard clarifies the accounting requirements for recognizing cloud computing arrangements.  Software licenses purchased through cloud computing arrangements should be accounted for in a manner consistent with the acquisition of other software licenses.  If a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract.

		January 1, 2016	The adoption of this ASU did not have an effect on our consolidated financial condition or results of operations.
ASU 2015-07, Disclosures for Certain Investments That Calculate Net Asset Value per Share (or its Equivalent)

This standard removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient.  In addition, the standard removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient, and limits those disclosures only to those investments for which the practical expedient has been elected.

		January 1, 2016	The adoption of this ASU did not result in a change to our financial statement disclosures.

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Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2015-09, Disclosures about Short-Duration Contracts

This standard enhances the disclosure requirements related to short-duration insurance contracts.  The new disclosure requirements focus on providing users of financial statements with more transparent information related to short-duration contracts about an insurance entity's (1) initial claims estimates and subsequent adjustments to those estimates, (2) methodologies and judgments in estimating claims and (3) timing, frequency and severity of claims.  Retrospective application is required for each comparative period presented, except for those requirements that apply only to the current period.

		Annual periods beginning January 1, 2016	The adoption of this ASU did not result in a change to our financial statements as we determined these additional disclosures are not material to our financial statements.
ASU 2015-15, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements

Given the absence of authoritative accounting guidance in ASU 2015-03 related to debt issuance costs for line-of-credit arrangements, this standard clarifies that the Securities and Exchange Commission ("SEC") Staff would not object to an entity deferring and presenting these debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement.

		January 1, 2016	The adoption of this ASU did not have an effect on our consolidated financial condition or results of operations.
ASU 2016-09, Improvements to Employee Share-Based Payment Accounting

These amendments require all income tax effects of awards to be recognized in the income statement when the awards vest or are settled rather than through additional paid-in capital in the equity section of the balance sheet.  The amendments also permit an employer to repurchase an employee's shares at the maximum statutory tax rate in the employee's applicable jurisdiction for tax withholding purposes without triggering liability accounting.  Finally, the amendments permit entities to make a one-time accounting policy election to account for forfeitures as they occur.  Specific adoption methods depend on the issue being adopted and range from prospective to retrospective adoption.  Early adoption is permitted; however, all amendments must be adopted in the same period.  If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.

		Early adopted as of October 1, 2016	We recognized an income tax benefit of $4 million in federal income tax expense (benefit) in our Consolidated Statements of Comprehensive Income (Loss) for the year ended December 31, 2016.

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Future Adoption of New Accounting Standards

The following table provides a description of future adoptions of new accounting standards that may have an impact on our financial statements when adopted:

Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2014-09, Revenue from Contracts with Customers & ASU 2015-14, Revenue from Contracts with Customers; Deferral of the Effective Date

This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods and services.  The amendments define a five-step process that systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity's performance obligation.  Retrospective application is required.  After performing extensive outreach, the FASB decided to delay the effective date of ASU 2014-09 for one year.  Early application is permitted but only for annual reporting periods beginning after December 15, 2016.

January 1, 2018

Our primary sources of revenues are recognized in accordance with ASC Topic 944, Financial Services - Insurance ("Topic 944").  All contracts within the scope of Topic 944 are excluded from the scope of ASU 2014-09.  The initial phase of our adoption project indicates the revenue we report in other revenues in our Consolidated Statements of Comprehensive Income (Loss) is our primary revenue source that is within scope of this ASU.  We continue to evaluate the impact of adopting this ASU on our revenue recognition for contracts within scope.

ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities

These amendments require, among other things, the fair value measurement of investments in equity securities and certain other ownership interests that do not result in consolidation and are not accounted for under the equity method of accounting.  The change in fair value of the impacted investments in equity securities must be recognized in net income.  In addition, the amendments include certain enhancements to the presentation and disclosure requirements for financial assets and financial liabilities.  Early adoption of the ASU is generally not permitted, except as defined in the ASU.  The amendments should be adopted in the financial statements through a cumulative-effect adjustment to the beginning balance of retained earnings.

January 1, 2018

We hold equity securities classified as AFS securities that are currently measured at fair value with changes in fair value recognized through OCI.  Upon adoption of this ASU, we will be required to recognize changes in fair value of our equity securities through net income.  See Note 6 for details regarding our equity securities currently classified as AFS securities.

ASU 2016-02, Leases

This standard establishes a new accounting model for leases.  Lessees will recognize most leases on the balance sheet as a right-of-use asset and a related lease liability.  The lease liability is measured as the present value of the lease payments over the lease term with the right-of-use asset measured at the lease liability amount and including adjustments for certain lease incentives and initial direct costs.  Lease expense recognition will continue to differentiate between finance leases and operating leases resulting in a similar pattern of lease expense recognition as under current GAAP.  This ASU permits a modified retrospective adoption approach that includes a number of optional practical expedients that entities may elect upon adoption.  Early adoption is permitted.

January 1, 2019

We are currently identifying all of our leases that will be within the scope of this standard; as such, we continue to evaluate the quantitative impact of adopting this ASU on our Consolidated Balance Sheets. Based on our initial assessment, we do not expect there to be a significant difference in our pattern of lease expense recognition under this ASU.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-05, Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships

The amendments clarify that a change in the counterparty to a derivative instrument identified in a hedging relationship in and of itself does not require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met.  The ASU may be adopted prospectively or through a modified retrospective approach.  Early adoption is permitted.

		January 1, 2017	This amendment is not expected to have a material effect on our consolidated financial condition and results of operations.
ASU 2016-06, Contingent Put and Call Options in Debt Instruments

The amendments clarify the requirements for assessing whether contingent call and put options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts.  Upon adoption of this ASU, entities will be required to assess embedded call and put options solely in accordance with the four-step decision sequence that was developed by the FASB Derivatives Implementation Group.  The ASU should be adopted based on a modified retrospective basis for existing debt instruments.  Early adoption is permitted.

		January 1, 2017	This amendment is not expected to have a material effect on our consolidated financial condition and results of operations.
ASU 2016-08, Principal versus Agent Considerations (Reporting Revenue Gross versus Net)

These amendments clarify the implementation guidance on principal versus agent considerations in ASU 2014-09, including how an entity should identify the unit of accounting for the principal versus agent evaluation.  In addition, the amendments clarify how to apply the control principle to certain types of arrangements, such as service transactions, by explaining what a principal controls before the good or service is transferred to the customer.  Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations. See comments under ASU 2014-09 for more information.
ASU 2016-10, Identifying Performance Obligations and Licensing

These amendments clarify, among other things, the accounting guidance in ASU 2014-09 regarding how an entity will determine whether promised goods or services are separately identifiable, which is an important consideration in determining whether to account for goods or services as a separate performance obligation.   Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations. See comments under ASU 2014-09 for more information.
ASU 2016-12, Narrow Scope Improvements and Practical Expedients

The standard update amends the revenue recognition guidance in ASU 2014-09 related to transition, collectability, noncash consideration and the presentation of sales and other similar taxes. The amendments clarify that, for a contract to be considered completed at transition, substantially all of the revenue must have been recognized under current GAAP.  The amendments also clarify how an entity should evaluate the collectability threshold and when an entity can recognize nonrefundable consideration received as revenue if an arrangement does not meet the standard's contract criteria.  Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations. See comments under ASU 2014-09 for more information.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-13, Measurement of Credit Losses on Financial Instruments

These amendments adopt a new model to measure and recognize credit losses for most financial assets.  The method used to measure estimated credit losses for AFS debt securities will be unchanged from current GAAP; however, the amendments require credit losses to be recognized through an allowance rather than as a reduction to the amortized cost of those debt securities.  The amendments will permit entities to recognize improvements in credit loss estimates on AFS debt securities by reducing the allowance account immediately through earnings.  The amendments will be adopted through a cumulative effect adjustment to the beginning balance of retained earnings as of the first reporting period in which the amendments are effective.  Early adoption is permitted for annual periods beginning after December 15, 2018, and interim periods therein.

January 1, 2020

We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations, with a primary focus on our fixed maturity securities (see Note 6).  We currently reduce the amortized cost of the individual security when recognizing OTTI on these securities.  Upon adoption of ASU 2016-13, we will no longer reduce the amortized cost of each individual security; rather we will establish a valuation allowance, and any declines or improvements in credit quality will be recognized through the valuation allowance.

ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments

These amendments clarify the classification of eight specific cash flow issues in an entity's statement of cash flows where it was determined by the FASB that there is diversity in practice.  Early adoption of the amendments is permitted, and retrospective transition is required for each period presented in the statement of cash flows.

		January 1, 2018	We are currently evaluating these disclosure requirements and will amend classifications in our Consolidated Statements of Cash Flows upon adoption as applicable.
ASU 2016-16, Intra-Entity Asset Transfers Other Than Inventory

This amendment requires an entity to recognize current and deferred income taxes for an intra-entity asset transfer, other than inventory, when the transfer occurs, thereby eliminating the current GAAP exception that prohibits the recognition of income taxes until the asset has been sold to an outside party.  Early adoption is permitted as of the beginning of the annual reporting period for which financial statements have not been issued.

		January 1, 2018	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations.
ASU 2016-18, Restricted Cash

This amendment requires that amounts generally described as restricted cash and restricted cash equivalents should be included within cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.  Early adoption is permitted using a retrospective transition method applied to each period presented.

		January 1, 2018	We will provide these additional disclosures in our Consolidated Statements of Cash Flows upon the adoption date as applicable.
ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers

These amendments clarify 13 issues related to the adoption of ASU 2014-09.  The most significant issue of these amendments for us is the clarification that all contracts within the scope of Topic 944 are excluded from the scope of ASU 2014-09, rather than just insurance contracts as described in ASU 2014-09.  Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations. See comments under ASU 2014-09 for more information.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2017-04, Simplifying the Test for Goodwill Impairment

These amendments eliminate the requirement in current GAAP to perform Step 2 of the goodwill impairment test in favor of only applying Step 1.  Under Step 1, the fair value of the reporting unit is compared with its carrying value, and an impairment charge is recognized when the carrying value exceeds the reporting unit's fair value.  An entity still has the option to first perform a qualitative assessment of an individual reporting unit to determine if the quantitative assessment in Step 1 is necessary.  ASU 2017-04 should be adopted prospectively, and early adoption is permitted on impairment testing dates after January 1, 2017.

		Impairment tests performed after January 1, 2020	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations.

3.  Dispositions

LFM

On July 16, 2015, we closed on the sale of LFM to Entercom Communications Corp. ("Entercom Parent") and Entercom Radio, LLC.  We received $75 million in cash, net of transaction expenses, and $28 million face amount of perpetual cumulative convertible preferred stock of Entercom Parent.

As of December 31, 2014, we adjusted the carrying amount of the assets and liabilities of LFM that were to be sold to fair value less cost to sell and reclassified such amounts as held-for-sale within other assets and other liabilities on our Consolidated Balance Sheets.  Accordingly, we recognized a loss of $28 million, after-tax, during the fourth quarter of 2014 reflected within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss).  During 2015, we recognized an additional loss of $2 million, after-tax, related to finalizing the transaction.

4.  Business Ceded, Recaptured and Novated

Business Ceded

We completed a reinsurance transaction during 2014 whereby we ceded a block of business to LNBAR that resulted in the release of $64 million of statutory capital previously supporting a portion of statutory reserves related to our Worksite UL business.  The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2014:

Assets
Cash and invested cash	$(1)
DAC and VOBA	(12)
Reinsurance recoverables	3
Other assets (deferred loss on business sold through reinsurance)	9
Total assets	$(1)

Liabilities
Other liabilities	(1)
Total liabilities	$(1)

We completed a reinsurance transaction during 2014 whereby we ceded an additional block of business to LNBAR that resulted in the release of $28 million of statutory capital previously supporting a portion of statutory reserves related to our UL/survivorship UL

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("SUL") business.  The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2014:

Assets
Cash and invested cash	$(2)
DAC and VOBA	(8)
Reinsurance recoverables	5
Other assets (deferred loss on business sold through reinsurance)	1
Total assets	$(4)

Liabilities
Other contract holder funds	$(2)
Other liabilities	(2)
Total liabilities	$(4)

Business Recaptured

We completed a reinsurance transaction during 2014 whereby we entered into an agreement to recapture certain traditional and interest sensitive business under several yearly renewable term reinsurance treaties that were originally ceded to a reinsurer.  As part of this agreement, we received cash consideration of $500 million, of which $78 million represented reimbursement for prepaid reinsurance premiums related to the recaptured treaties.  We recognized a one-time gain of $57 million, after-tax, related to this recapture with the remaining difference between the proceeds and the gain being driven primarily by increases in reserves of $226 million and a reduction of DAC of $123 million.

5.  Variable Interest Entities

Consolidated VIEs

Credit-Linked Notes

We have invested in the Class 1 notes of two credit-linked note ("CLN") structures, which represent special purpose trusts combining ABS with credit default swaps to produce multi-class structured securities.  The CLN structures also include subordinated Class 2 notes, which are held by third parties, and, together with the Class 1 notes, represent 100% of the outstanding notes of the CLN structures.  The entities that issued the CLNs are financed by the note holders, and, as such, the note holders participate in the expected losses and residual returns of the entities.

Because the note holders do not have voting rights or similar rights, we determined the entities issuing the CLNs are VIEs, and as a note holder, our interest represented a variable interest.  We have the power to direct the most significant activity affecting the performance of both CLN structures, as we have the ability to actively manage the reference portfolios underlying the credit default swaps.  In addition, we receive returns from the CLN structures and may absorb losses that could potentially be significant to the CLN structures.  As such, we concluded that we are the primary beneficiary of the VIEs associated with the CLNs.  We reflect the assets and liabilities on our Consolidated Balance Sheets and recognize the results of operations of these VIEs on our Consolidated Statements of Comprehensive Income (Loss).

As a result of consolidating the CLNs, we also consolidate the derivative instruments in the CLN structures.  The credit default swaps create variability in the CLN structures and expose the note holders to the credit risk of the referenced portfolio.  The contingent forward contracts transfer a portion of the loss in the underlying fixed maturity corporate asset-backed credit card loan securities back to the counterparty after credit losses reach our attachment point.

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The following summarizes information regarding the CLN structures (dollars in millions) as of December 31, 2016:

Amount and Date of Issuance
$200
April
2007
Original attachment point (subordination)	2.05%
Current attachment point (subordination)	1.48%
Maturity	3/20/2017
Current rating of tranche	BB
Current rating of underlying reference obligations	AAA - CCC
Number of defaults in underlying reference obligations	2
Number of entities	99
Number of countries	21

As of December 2016, our $400 million CLN matured, and we no longer reflect the assets and liabilities associated with the VIE on our Consolidated Balance Sheets or recognize the results of operations of this VIE on our Consolidated Statements of Comprehensive Income (Loss).  We did not incur any principal losses under the CLN structure, and we no longer have any exposure to losses related to this VIE.

There has been no event of default on the remaining CLN.  Based upon our analysis, the remaining subordination as represented by the attachment point should be sufficient to absorb future credit losses, subject to changing market conditions.  Similar to other debt instruments, our maximum principal loss is limited to our original investment.

The following summarizes the exposure of the CLN structure's underlying reference portfolios by industry and rating as of December 31, 2016:

	AAA	AA	A	BBB	BB	B	CCC	Total
Industry
Financial intermediaries	0.0%	3.0%	7.1%	2.0%	0.0%	0.0%	0.0%	12.1%
Telecommunications	0.0%	1.0%	2.0%	3.1%	1.0%	0.0%	0.0%	7.1%
Oil and gas	1.0%	3.0%	0.0%	5.1%	1.0%	1.0%	0.0%	11.1%
Utilities	0.0%	0.0%	3.0%	4.1%	0.0%	0.0%	0.0%	7.1%
Chemicals and plastics	0.0%	0.0%	3.1%	1.0%	1.0%	0.0%	0.0%	5.1%
Drugs	1.0%	0.0%	2.0%	0.0%	0.0%	0.0%	0.0%	3.0%
Retailers (except food
and drug)	0.0%	0.0%	3.0%	1.0%	0.0%	0.0%	0.0%	4.0%
Industrial equipment	0.0%	0.0%	3.1%	2.0%	0.0%	0.0%	0.0%	5.1%
Sovereign	0.0%	2.1%	3.0%	2.0%	1.0%	0.0%	0.0%	8.1%
Conglomerates	0.0%	1.0%	2.0%	0.0%	0.0%	0.0%	0.0%	3.0%
Forest products	0.0%	0.0%	0.0%	0.0%	1.0%	0.0%	0.0%	1.0%
Other	0.0%	1.0%	9.1%	12.1%	8.1%	2.0%	1.0%	33.3%
Total	2.0%	11.1%	37.4%	32.4%	13.1%	3.0%	1.0%	100.0%

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Asset and liability information (dollars in millions) for the consolidated VIEs included on our Consolidated Balance Sheets was as follows:

	As of December 31, 2016			As of December 31, 2015
	Number			Number
	of	Notional	Carrying	of	Notional	Carrying
	Instruments	Amounts	Value	Instruments	Amounts	Value
Assets
Fixed maturity securities:
Asset-backed credit card loans (1)	N/A	$-	$200	N/A	$-	$598
Credit default swaps	1	200	-	-	-	-
Total assets	1	$200	$200	-	$-	$598

Liabilities
Non-qualifying hedges:
Credit default swaps	-	$-	$-	2	$600	$4
Contingent forwards	1	-	-	2	-	-
Total liabilities (2)	1	$-	$-	4	$600	$4

(1)	Reported in variable interest entities' fixed maturity securities on our Consolidated Balance Sheets.
(2)	Reported in variable interest entities' liabilities on our Consolidated Balance Sheets.

For details related to the fixed maturity AFS securities for these VIEs, see Note 6.

As described more fully in Note 1, we regularly review our investment holdings for OTTI.  Based upon this review, we believe that the AFS fixed maturity securities were not other-than-temporarily impaired as of December 31, 2016.

The gains (losses) for the consolidated VIEs (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended
	December 31,
	2016	2015
Non-Qualifying Hedges
Credit default swaps	$4	$9
Contingent forwards	-	-
Total non-qualifying hedges (1)	$4	$9

(1)	Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

Unconsolidated VIEs

Reinsurance Related Notes

Effective October 1, 2015, our special purpose financial insurance company subsidiary, the Lincoln Reinsurance Company of Vermont VI, issued a long-term surplus note for $275 million to a non-affiliated VIE in exchange for two corporate bond AFS securities of like principal and duration.  The activities of the VIE are primarily to acquire, hold and issue notes and loans and to pay and collect interest on the notes and loans.  The outstanding principal balance of the long-term surplus note was $474 million as of December 31, 2016, and is variable in nature; moving concurrently with any variability in the face amount of the corporate bond AFS securities.  We have concluded that we are not the primary beneficiary of the non-affiliated VIE because we do not have power over the activities that most significantly affect its economic performance.  In addition, the terms of the long-term surplus note provide us with a set-off right with the corporate bond AFS securities we purchased from the VIE; therefore, neither appears on our Consolidated Balance Sheets.

Structured Securities

Through our investment activities, we make passive investments in structured securities issued by VIEs for which we are not the manager.  These structured securities include our RMBS, CMBS, CLOs and CDOs.  We have not provided financial or other support with respect to these VIEs other than our original investment.  We have determined that we are not the primary beneficiary of these VIEs due to the relative size of our investment in comparison to the principal amount of the structured securities issued by the VIEs and the level of credit subordination that reduces our obligation to absorb losses or right to receive benefits.  Our maximum exposure to loss on these structured securities is limited to the amortized cost for these investments.  We recognize our variable interest in these VIEs at fair value on our Consolidated Balance Sheets.  For information about these structured securities, see Note 6.

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Limited Partnerships and Limited Liability Companies

We invest in certain limited partnerships ("LPs") and limited liability companies ("LLCs"), including qualified affordable housing projects, that we have concluded are VIEs.  We do not hold any substantive kick-out or participation rights in the LPs and LLCs, and we do not receive any performance fees or decision maker fees from the LPs and LLCs.  Based on our analysis of the LPs and LLCs, we are not the primary beneficiary of the VIEs, as we do not have the power to direct the most significant activities of the LPs and LLCs.

The carrying amounts of our investments in the LPs and LLCs are recognized in other investments on our Consolidated Balance Sheets and were $1.3 billion and $1.2 billion as of December 31, 2016 and 2015, respectively.  Included in these carrying amounts are our investments in qualified affordable housing projects, which were $37 million and $47 million as of December 31, 2016 and 2015, respectively.  We do not have any contingent commitments to provide additional capital funding to these qualified affordable housing projects.  We receive returns from these qualified affordable housing projects in the form of income tax credits and other tax benefits, which are recognized in federal income tax expense (benefit) on our Consolidated Statements of Comprehensive Income (Loss) and were $3 million and less than $1 million for the years ended December 31, 2016 and 2015, respectively.  Our exposure to loss is limited to the capital we invest in the LPs and LLCs, and there have been no indicators of impairment that would require us to recognize an impairment loss related to the LPs and LLCs as of December 31, 2016.

6.  Investments

AFS Securities

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

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The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

	As of December 31, 2016
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities:
Corporate bonds	$72,706	$4,583	$931	$(5)	$76,363
ABS	1,016	39	13	(12)	1,054
U.S. government bonds	345	34	2	-	377
Foreign government bonds	445	57	1	-	501
RMBS	3,316	141	65	(5)	3,397
CMBS	341	8	4	(1)	346
CLOs	742	1	3	(4)	744
State and municipal bonds	3,811	703	19	-	4,495
Hybrid and redeemable preferred securities	568	68	47	-	589
VIEs' fixed maturity securities	200	-	-	-	200
Total fixed maturity securities	83,490	5,634	1,085	(27)	88,066
Equity securities	260	18	3	-	275
Total AFS securities	$83,750	$5,652	$1,088	$(27)	$88,341

	As of December 31, 2015
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities:
Corporate bonds	$70,584	$3,787	$1,913	$1	$72,457
ABS	1,022	40	16	(12)	1,058
U.S. government bonds	346	41	2	-	385
Foreign government bonds	459	60	1	-	518
RMBS	3,400	178	35	(11)	3,554
CMBS	347	10	2	(4)	359
CLOs	587	1	3	(3)	588
State and municipal bonds	3,706	672	12	-	4,366
Hybrid and redeemable preferred securities	745	86	44	-	787
VIEs' fixed maturity securities	596	2	-	-	598
Total fixed maturity securities	81,792	4,877	2,028	(29)	84,670
Equity securities	226	17	6	-	237
Total AFS securities	$82,018	$4,894	$2,034	$(29)	$84,907

(1)	Includes unrealized (gains) and losses on impaired securities related to changes in the fair value of such securities subsequent to the impairment measurement date.

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2016, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$2,920	$2,961
Due after one year through five years	18,077	18,978
Due after five years through ten years	17,694	18,022
Due after ten years	39,184	42,364
Subtotal	77,875	82,325
Structured securities (ABS, MBS, CLOs)	5,615	5,741
Total fixed maturity AFS securities	$83,490	$88,066

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

28

The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2016
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity securities:
Corporate bonds	$15,099	$542	$3,117	$390	$18,216	$932
ABS	201	5	281	23	482	28
U.S. government bonds	18	2	-	-	18	2
Foreign government bonds	29	1	-	-	29	1
RMBS	876	50	374	22	1,250	72
CMBS	187	4	18	2	205	6
CLOs	259	3	25	-	284	3
State and municipal bonds	208	11	47	8	255	19
Hybrid and redeemable preferred securities	75	3	142	44	217	47
Total fixed maturity securities	16,952	621	4,004	489	20,956	1,110
Equity securities	4	2	44	2	48	4
Total AFS securities	$16,956	$623	$4,048	$491	$21,004	$1,114

Total number of AFS securities in an unrealized loss position						1,692

	As of December 31, 2015
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity securities:
Corporate bonds	$19,285	$1,307	$2,349	$613	$21,634	$1,920
ABS	212	4	257	27	469	31
U.S. government bonds	15	2	-	-	15	2
Foreign government bonds	37	1	-	-	37	1
RMBS	593	21	362	21	955	42
CMBS	114	2	11	2	125	4
CLOs	271	2	49	1	320	3
State and municipal bonds	124	8	27	4	151	12
Hybrid and redeemable preferred securities	37	1	147	43	184	44
Total fixed maturity securities	20,688	1,348	3,202	711	23,890	2,059
Equity securities	47	6	-	-	47	6
Total AFS securities	$20,735	$1,354	$3,202	$711	$23,937	$2,065

Total number of AFS securities in an unrealized loss position						1,923

For information regarding our investments in VIEs, see Note 5.

29

The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2016
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$164	$49	$2	19
Nine months or greater, but less than twelve months	1	1	-	2
Twelve months or greater	358	166	10	62
Total	$523	$216	$12	83

	As of December 31, 2015
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$1,536	$678	$2	135
Six months or greater, but less than nine months	76	85	-	19
Nine months or greater, but less than twelve months	39	38	-	2
Twelve months or greater	153	83	15	60
Total	$1,804	$884	$17	216

(1)	We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI.  Our gross unrealized losses, including the portion of OTTI recognized in OCI, on AFS securities decreased $951 million for the year ended December 31, 2016.  As discussed further below, we believe the unrealized loss position as of December 31, 2016, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities; and (iv) we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2016, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2016, the unrealized losses associated with our corporate bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2016, the unrealized losses associated with our MBS and ABS were attributable primarily to collateral losses and credit spreads.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each temporarily impaired security.

As of December 31, 2016, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each security.

30

Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Balance as of beginning-of-year	$363	$360	$378
Increases attributable to:
Credit losses on securities for which an OTTI was not previously recognized	83	19	4
Credit losses on securities for which an OTTI was previously recognized	16	15	15
Decreases attributable to:
Securities sold, paid down or matured	(51)	(31)	(37)
Balance as of end-of-year	$411	$363	$360

During 2016, 2015 and 2014, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security.  The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

•	Failure of the issuer of the security to make scheduled payments;
•	Deterioration of creditworthiness of the issuer;
•	Deterioration of conditions specifically related to the security;
•	Deterioration of fundamentals of the industry in which the issuer operates; and
•	Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.

Details of the amount of credit loss of OTTI recognized in net income (loss) for which a portion related to other factors was recognized in OCI (in millions), were as follows:

	As of December 31, 2016
		Net
		Unrealized		OTTI in
	Amortized	Gain/(Loss)	Fair	Credit
	Cost	Position	Value	Losses
Corporate bonds	$80	$5	$85	$77
ABS	201	12	213	106
RMBS	310	6	316	183
CMBS	29	1	30	37
CLOs	11	3	14	5
State and municipal bonds	2	-	2	3
Total	$633	$27	$660	$411

	As of December 31, 2015
		Net
		Unrealized		OTTI in
	Amortized	Gain/(Loss)	Fair	Credit
	Cost	Position	Value	Losses
Corporate bonds	$31	$(2)	$29	$28
ABS	186	13	199	101
RMBS	341	10	351	182
CMBS	34	4	38	47
CLOs	11	2	13	5
Total	$603	$27	$630	$363

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Trading Securities

Trading securities at fair value (in millions) consisted of the following:

	As of December 31,
	2016	2015
Fixed maturity securities:
Corporate bonds	$1,275	$1,328
ABS	19	25
U.S. government bonds	164	221
Foreign government bonds	23	24
RMBS	95	102
CMBS	2	4
CLOs	6	10
State and municipal bonds	17	17
Hybrid and redeemable preferred securities	23	31
Total trading securities	$1,624	$1,762

The portion of the market adjustment for trading gains and losses recognized in realized gain (loss) that relate to trading securities still held as of December 31, 2016, 2015 and 2014, was $(3) million, $(96) million and $40 million, respectively.

Mortgage Loans on Real Estate

Mortgage loans on real estate principally involve commercial real estate.  The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in California, which accounted for 20% and 21%, respectively, and Texas, which accounted for 11% and 10%, respectively, of mortgage loans on real estate as of December 31, 2016 and 2015.

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31,
	2016	2015
Current	$9,762	$8,512
Valuation allowance associated with impaired mortgage loans on real estate	(2)	(2)
Unamortized premium (discount)	1	3
Total carrying value	$9,761	$8,513

The number of impaired mortgage loans on real estate, each of which had an associated specific valuation allowance, and the carrying value of impaired mortgage loans on real estate (dollars in millions) were as follows:

	As of December 31,
	2016	2015
Number of impaired mortgage loans on real estate	2	2

Principal balance of impaired mortgage loans on real estate	$7	$8
Valuation allowance associated with impaired mortgage loans on real estate	(2)	(2)
Carrying value of impaired mortgage loans on real estate	$5	$6

The changes in the valuation allowance associated with impaired mortgage loans on real estate (in millions) were as follows:

	As of December 31,
	2016	2015	2014
Balance as of beginning-of-year	$2	$3	$3
Additions	-	-	-
Charge-offs, net of recoveries	-	(1)	-
Balance as of end-of-year	$2	$2	$3

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The average carrying value on the impaired mortgage loans on real estate (in millions) was as follows:

	For the Years Ended December 31,
	2016	2015	2014
Average carrying value for impaired mortgage loans on real estate	$6	$17	$24
Interest income recognized on impaired mortgage loans on real estate	-	1	2
Interest income collected on impaired mortgage loans on real estate	-	1	2

As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans, which were as follows (dollars in millions):

	As of December 31, 2016			As of December 31, 2015
			Debt-			Debt-
			Service			Service
	Carrying	% of	Coverage	Carrying	% of	Coverage
Loan-to-Value Ratio	Value	Total	Ratio	Value	Total	Ratio
Less than 65%	$8,604	88.1%	2.16	$7,591	89.2%	2.07
65% to 74%	1,009	10.3%	1.87	650	7.6%	1.60
75% to 100%	143	1.5%	0.86	266	3.1%	0.80
Greater than 100%	5	0.1%	1.04	6	0.1%	1.05
Total mortgage loans on real estate	$9,761	100.0%		$8,513	100.0%

Alternative Investments

As of December 31, 2016 and 2015, alternative investments included investments in 202 and 190 different partnerships, respectively, and the portfolio represented approximately 1% of our overall invested assets.

Net Investment Income

The major categories of net investment income (in millions) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Fixed maturity AFS securities	$4,019	$3,981	$3,937
Equity AFS securities	11	9	9
Trading securities	94	102	119
Mortgage loans on real estate	413	385	367
Real estate	1	1	3
Policy loans	139	150	153
Invested cash	12	3	1
Commercial mortgage loan prepayment and bond make-whole premiums	115	98	132
Alternative investments	75	88	130
Consent fees	5	5	2
Other investments	4	6	(2)
Investment income	4,888	4,828	4,851
Investment expense	(257)	(217)	(203)
Net investment income	$4,631	$4,611	$4,648

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Realized Gain (Loss) Related to Certain Investments

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:

	For The Years Ended December 31,
	2016	2015	2014
Fixed maturity AFS securities: (1)
Gross gains	$65	$41	$37
Gross losses	(227)	(94)	(28)
Equity AFS securities:
Gross gains	8	3	5
Gross losses	(1)	-	-
Gain (loss) on other investments	(62)	(7)	4
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	(24)	(26)	(31)
Total realized gain (loss) related to certain investments, pre-tax	$(241)	$(83)	$(13)

(1)	These amounts are represented net of related fair value hedging activity. See Note 7 for more information.

Details underlying write-downs taken as a result of OTTI that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above and the portion of OTTI recognized in OCI (in millions) were as follows:

	For the Years Ended December 31,
	2016	2015	2014
OTTI Recognized in Net Income (Loss)
Fixed maturity securities:
Corporate bonds	$(80)	$(42)	$(1)
ABS	(5)	(6)	(10)
RMBS	(10)	(7)	(7)
CMBS	(1)	(1)	(1)
State and municipal bonds	(3)	-	-
Total fixed maturity securities	(99)	(56)	(19)
Equity securities	(1)	-	-
Gross OTTI recognized in net income (loss)	(100)	(56)	(19)
Associated amortization of DAC, VOBA, DSI and DFEL	-	6	4
Net OTTI recognized in net income (loss), pre-tax	$(100)	$(50)	$(15)

Portion of OTTI Recognized in OCI
Gross OTTI recognized in OCI	$53	$29	$11
Change in DAC, VOBA, DSI and DFEL	(12)	(4)	(1)
Net portion of OTTI recognized in OCI, pre-tax	$41	$25	$10

Determination of Credit Losses on Corporate Bonds and ABS

As of December 31, 2016 and 2015, we reviewed our corporate bond and ABS portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs.  The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

Credit ratings express opinions about the credit quality of a security.  Securities rated investment grade, that is those rated BBB- or higher by Standard & Poor's ("S&P") Rating Services or Baa3 or higher by Moody's Investors Service ("Moody's"), are generally considered by the rating agencies and market participants to be low credit risk.  As of December 31, 2016 and 2015, 95% and 96%, respectively, of the fair value of our corporate bond portfolio was rated investment grade.  As of December 31, 2016 and 2015, the portion of our corporate bond portfolio rated below investment grade had an amortized cost of $3.7 billion and $3.6 billion, respectively, and a fair value of $3.6 billion and $3.2 billion, respectively.  As of December 31, 2016 and 2015, 96% and 95%, respectively, of the fair value of our ABS portfolio was rated investment grade.  As of December 31, 2016 and 2015, the portion of our ABS portfolio rated below investment grade had an amortized cost of $87 million and $104 million, respectively, and a fair value of $73 million and $89 million, respectively.  Based upon the analysis discussed above, we believed as of December 31, 2016 and 2015, that we would recover the amortized cost of each investment grade corporate bond and ABS security.

34

Determination of Credit Losses on MBS

As of December 31, 2016 and 2015, default rates were projected by considering underlying MBS loan performance and collateral type.  Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status.  In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history.  Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans.  Second lien loans are assigned 100% severity, if defaulted.  For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions.  With the default rate timing curve and loan-level severity, we derive the future expected credit losses.

Payables for Collateral on Investments

The carrying value of the payables for collateral on investments (in millions) included on our Consolidated Balance Sheets and the fair value of the related investments or collateral consisted of the following:

	As of December 31, 2016		As of December 31, 2015
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable for derivative investments (1)	$813	$813	$1,294	$1,294
Securities pledged under securities lending agreements (2)	217	209	242	231
Securities pledged under repurchase agreements (3)	530	555	674	706
Investments pledged for Federal Home Loan Bank of
Indianapolis ("FHLBI") (4)	3,350	4,947	2,355	3,391
Total payables for collateral on investments	$4,910	$6,524	$4,565	$5,622

(1)    We obtain collateral based upon contractual provisions with our counterparties.  These agreements take into consideration the counterparties' credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash.  See Note 7 for additional information.

(2)    Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively.  We value collateral daily and obtain additional collateral when deemed appropriate.  The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.

(3)    Our pledged securities under repurchase agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We obtain collateral in an amount equal to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary.  The cash received in our repurchase program is typically invested in fixed maturity AFS securities.

(4)    Our pledged investments for FHLBI are included in fixed maturity AFS securities and mortgage loans on real estate on our Consolidated Balance Sheets.  The collateral requirements are generally 105% to 115% of the fair value for fixed maturity AFS securities and 155% to 175% of the fair value for mortgage loans on real estate.  The cash received in these transactions is primarily invested in cash and invested cash or fixed maturity AFS securities.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2016	2015	2014
Collateral payable for derivative investments	$(481)	$(283)	$1,313
Securities pledged under securities lending agreements	(25)	38	20
Securities pledged under repurchase agreements	(144)	69	75
Securities pledged for Term Asset-Backed Securities Loan Facility	-	-	(36)
Investments pledged for FHLBI	995	430	74
Total increase (decrease) in payables for collateral on investments	$345	$254	$1,446

35

We have elected not to offset our repurchase agreements and securities lending transactions in our financial statements.  The remaining contractual maturities of repurchase agreements and securities lending transactions accounted for as secured borrowings were as follows:

	As of December 31, 2016
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater Than 90 Days	Total
Repurchase Agreements
RMBS	$-	$-	$-	$-	$-
Corporate bonds	-	-	384	146	530
Total	-	-	384	146	530
Securities Lending
Corporate bonds	212	-	-	-	212
Foreign government bonds	5	-	-	-	5
Total	217	-	-	-	217
Total secured borrowings	$217	$-	$384	$146	$747

	As of December 31, 2015
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater Than 90 Days	Total
Repurchase Agreements
RMBS	$-	$-	$-	$250	$250
Corporate bonds	-	-	275	149	424
Total	-	-	275	399	674
Securities Lending
Corporate bonds	242	-	-	-	242
Foreign government bonds	-	-	-	-	-
Total	242	-	-	-	242
Total secured borrowings	$242	$-	$275	$399	$916

We accept collateral in the form of securities in connection with repurchase agreements. In instances where we are permitted to sell or re-pledge the securities received, we report the fair value of the collateral received and a related obligation to return the collateral in the financial statements.  In addition, we receive securities in connection with securities borrowing agreements which we are permitted to sell or re-pledge.  As of December 31, 2016, the fair value of all collateral received that we are permitted to sell or re-pledge was $171 million.  As of December 31, 2016, we have not sold or re-pledged this collateral.

Investment Commitments

As of December 31, 2016, our investment commitments were $1.2 billion, which included $741 million of LPs, $183 million of private placement securities and $259 million of mortgage loans on real estate.

Concentrations of Financial Instruments

As of December 31, 2016 and 2015, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $1.5 billion and $1.7 billion, respectively, or 1% and 2% of our invested assets portfolio, respectively, and our investments in securities issued by Fannie Mae with a fair value of $1.1 billion and $1.2 billion, respectively, or 1% of our invested assets portfolio.

As of December 31, 2016 and 2015, our most significant investments in one industry were our investment securities in the consumer non-cyclical industry with a fair value of $13.0 billion and $11.7 billion, respectively, or 12% of our invested assets portfolio, and our investment securities in the utilities industry with a fair value of $12.8 billion and $12.3 billion, respectively, or 12% of our invested assets portfolio.

Assets on Deposit

The Company had investment assets on deposit with regulatory agencies with a fair market value of $67 million and $66 million as of December 31, 2016 and 2015, respectively.

36

7.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk, default risk, basis risk and credit risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 21 for additional disclosures related to the fair value of our derivative instruments and Note 5 for derivative instruments related to our consolidated VIEs.

Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps designated and qualifying as cash flow hedges to hedge our exposure to interest rate fluctuations related to the forecasted purchases of certain assets.

Interest Rate Cap Corridors

We use interest rate cap corridors to provide a level of protection from the effect of rising interest rates for certain life insurance products and annuity contracts.  Interest rate cap corridors involve purchasing an interest rate cap at a specific cap rate and selling an interest rate cap with a higher cap rate.  For each corridor, the amount of quarterly payments, if any, is determined by the rate at which the underlying index rate resets above the original capped rate.  The corridor limits the benefit the purchaser can receive as the related interest rate index rises above the higher capped rate.  There is no additional liability to us other than the purchase price associated with the interest rate cap corridor.

Interest Rate Futures

We use interest rate futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Interest Rate Swap Agreements

We use interest rate swap agreements to hedge the liability exposure on certain options in variable annuity products.

We also use interest rate swap agreements designated and qualifying as cash flow hedges to hedge the interest rate risk of floating-rate bond coupon payments by replicating a fixed-rate bond.

Finally, we use interest rate swap agreements designated and qualifying as fair value hedges to hedge against changes in the fair value of certain fixed-rate securities due to interest rate risks.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Currency Futures

We use currency futures to hedge foreign exchange risk associated with certain options in variable annuity products.  Currency futures exchange one currency for another at a specified date in the future at a specified rate of exchange.

37

Foreign Currency Swaps

We use foreign currency swaps designated and qualifying as cash flow hedges, to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies.  A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified rate of exchange.

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500 Index®

Our indexed annuity and indexed universal life ("IUL") contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index® ("S&P 500").  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We purchase call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Consumer Price Index Swaps

We use consumer price index swaps to hedge the liability exposure on certain options in fixed annuity products.  Consumer price index swaps are contracts entered into at no cost and whose payoff is the difference between the consumer price index inflation rate and the fixed-rate determined as of inception.

Equity Futures

We use equity futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Put Options

We use put options to hedge the liability exposure on certain options in variable annuity products.  Put options are contracts that require counterparties to pay us at a specified future date the amount, if any, by which a specified equity index is less than the strike rate stated in the agreement, applied to a notional amount.

Total Return Swaps

We use total return swaps to hedge the liability exposure on certain options in variable annuity products.  We receive a floating rate of interest and pay the total return on a portfolio of indexes.

In addition, we use total return swaps to hedge a portion of the liability related to our deferred compensation plans.  We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

Variance Swaps

We use variance swaps to hedge the liability exposure on certain options in variable annuity products.  Variance swaps are contracts entered into at no cost whose payoff is the difference between the realized variance rate of an underlying index and the fixed variance rate determined as of inception of the contract.

Credit Contracts

We use derivative instruments as part of our credit risk management strategy that are economic hedges and include:

Credit Default Swaps - Buying Protection

We use credit default swaps to hedge the liability exposure on certain options in variable annuity products.

We buy credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows us to put the bond back to the counterparty at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

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Credit Default Swaps - Selling Protection

We sell credit default swaps to offer credit protection to contract holders and investors.  The credit default swaps hedge the contract holders and investors against a drop in bond prices due to credit concerns of certain bond issuers.  A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer.  A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

We use a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with GLBs offered in our variable annuity products, including products with GWB and GIB features.  Changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the income statement effect of changes in embedded derivative GLB reserves caused by those same factors.    We rebalance our hedge positions based upon changes in these factors as needed.  While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off.  However, the hedging results do not impact LNL due to a funds withheld agreement with LNBAR, which causes the financial impact of the derivatives, as well as the cash flow activity, to be reflected on LNBAR.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services - Insurance - Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC ("benefit reserves") and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC ("embedded derivative reserves").  We calculate the value of the benefit reserves and the embedded derivative reserves based on the specific characteristics of each GLB feature.

Indexed Annuity and IUL Contracts Embedded Derivatives

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We purchase S&P 500 call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Reinsurance Related Embedded Derivatives

We have certain Modco arrangements and CFW reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds.  These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

We are involved in an inter-company reinsurance agreement where we cede the risk under certain UL contracts for no lapse benefit guarantees to LNBAR.  If our contract holders' account value is not sufficient to pay the cost of insurance charges required to keep the policy inforce, and the contract holder has made required deposits, LNBAR will reimburse us for the charges.

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We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2016			As of December 31, 2015
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$2,089	$68	$77	$1,474	$192	$29
Foreign currency contracts (1)	1,177	153	10	910	84	2
Total cash flow hedges	3,266	221	87	2,384	276	31
Fair value hedges:
Interest rate contracts (1)	637	-	182	654	-	198
Non-Qualifying Hedges
Interest rate contracts (1)	70,290	985	701	71,899	1,087	330
Foreign currency contracts (1)	14	-	-	74	-	-
Equity market contracts (1)	28,142	542	616	27,712	680	269
Credit contracts (2)	66	-	-	103	-	9
Embedded derivatives:
GLB reserves (3)	-	371	-	-	952	-
GLB reserves (2)	-	-	371	-	-	952
Reinsurance related (4)	-	58	-	-	95	-
Indexed annuity and IUL contracts (5)	-	-	1,139	-	-	1,100
Total derivative instruments	$102,415	$2,177	$3,096	$102,826	$3,090	$2,889

(1)	Reported in derivative investments and other liabilities on our Consolidated Balance Sheets.
(2)	Reported in other liabilities on our Consolidated Balance Sheets.
(3)	Reported in other assets on our Consolidated Balance Sheets.
(4)	Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.
(5)	Reported in future contract benefits on our Consolidated Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2016
	Less Than	1 - 5	6 - 10	11 - 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts (1)	$11,102	$25,280	$23,164	$13,470	$-	$73,016
Foreign currency contracts (2)	50	109	346	686	-	1,191
Equity market contracts	15,751	9,369	1,872	17	1,133	28,142
Credit contracts	50	16	-	-	-	66
Total derivative instruments
with notional amounts	$26,953	$34,774	$25,382	$14,173	$1,133	$102,415

(1)	As of December 31, 2016, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was November 2046.
(2)	As of December 31, 2016, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was December 2045.

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The change in our unrealized gain (loss) on derivative instruments in AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2016	2015	2014
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$157	$127	$5
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the period:
Cash flow hedges:
Interest rate contracts	(165)	(202)	78
Foreign currency contracts	(10)	17	36
Change in foreign currency exchange rate adjustment	96	48	50
Change in DAC, VOBA, DSI and DFEL	2	3	2
Income tax benefit (expense)	27	46	(58)
Less:
Reclassification adjustment for gains (losses) included in net income (loss):
Cash flow hedges:
Interest rate contracts (1)	5	(190)	(22)
Interest rate contracts (2)	1	-	-
Foreign currency contracts (1)	11	6	-
Foreign currency contracts (2)	7	-	-
Associated amortization of DAC, VOBA, DSI and DFEL	(2)	2	1
Income tax benefit (expense)	(8)	64	7
Balance as of end-of-year	$93	$157	$127

(1)	The OCI offset is reported within net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2)	The OCI offset is reported within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

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The gains (losses) on derivative instruments (in millions) recorded within net income (loss) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$5	$8	$(22)
Interest rate contracts (2)	1	-	-
Foreign currency contracts (1)	11	6	-
Foreign currency contracts (2)	7	-	-
Total cash flow hedges	24	14	(22)
Fair value hedges:
Interest rate contracts (1)	(28)	(30)	-
Interest rate contracts (2)	16	(198)	-
Total fair value hedges	(12)	(228)	-
Non-Qualifying Hedges
Interest rate contracts (2)	181	304	1,304
Foreign currency contracts (2)	(14)	(11)	(8)
Equity market contracts (2)	(1,253)	(118)	(215)
Equity market contracts (3)	12	1	11
Credit contracts (2)	(5)	(6)	(1)
Embedded derivatives:
Other assets - GLB reserves (2)	(581)	778	1,391
Other liabilities - GLB reserves (2)	581	(778)	(1,391)
Reinsurance related (2)	(57)	221	(242)
Indexed annuity and IUL contracts (2)	(120)	(57)	(210)
Total derivative instruments	$(1,244)	$120	$617

(1)	Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2)	Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(3)	Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Gains (losses) recognized as a component of OCI (in millions) on derivative instruments designated and qualifying as cash flow hedges were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Offset to net investment income	$16	14	(22)
Offset to realized gain (loss)	8	-	-

As of December 31, 2016, $21 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.  This reclassification would be due primarily to interest rate variances related to our interest rate swap agreements.

For the years ended December 31, 2016 and 2015, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

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Information related to our credit default swap liabilities for which we are the seller (dollars in millions) was as follows:

As of December 31, 2016
			Credit
	Reason	Nature	Rating of	Number		Maximum
	for	of	Underlying	of	Fair	Potential
Maturity	Entering	Recourse	Obligation (1)	Instruments	Value (2)	Payout
3/20/2017 (3)	(4)	(5)	BBB+	2	$-	$40
				2	$-	$40

As of December 31, 2015
			Credit
	Reason	Nature	Rating of	Number		Maximum
	for	of	Underlying	of	Fair	Potential
Maturity	Entering	Recourse	Obligation (1)	Instruments	Value (2)	Payout
12/20/2016 (3)	(4)	(5)	BBB-	2	$(2)	$45
3/20/2017 (3)	(4)	(5)	BBB-	3	(7)	58
				5	$(9)	$103

(1)	Represents average credit ratings based on the midpoint of the applicable ratings among Moody's, S&P and Fitch Ratings, as scaled to the corresponding S&P ratings.
(2)	Broker quotes are used to determine the market value of our credit default swaps.
(3)	These credit default swaps were sold to a counterparty of the consolidated VIEs discussed in Note 5.
(4)	Credit default swaps were entered into in order to generate income by providing default protection in return for a quarterly payment.
(5)	Sellers do not have the right to demand indemnification or compensation from third parties in case of a loss (payment) on the contract.

Details underlying the associated collateral of our credit default swaps for which we are the seller if credit risk-related contingent features were triggered (in millions) were as follows:

	As of December 31,
	2016	2015
Maximum potential payout	$40	$103
Less: Counterparty thresholds	-	-
Maximum collateral potentially required to post	$40	$103

Certain of our credit default swap agreements contain contractual provisions that allow for the netting of collateral with our counterparties related to all of our collateralized financing transactions that we have outstanding.  If these netting agreements were not in place, we would have been required to post less than $1 million of collateral as of December 31, 2016.

Credit Risk

We are exposed to credit loss in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR.  The NPR is based upon assumptions for each counterparty's credit spread over the estimated weighted average life of the counterparty exposure less collateral held.  As of December 31, 2016, the NPR adjustment was less than $1 million.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements.  Under some ISDA agreements, our insurance subsidiaries have agreed to maintain certain financial strength or claims-paying ratings.  A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds.  These thresholds vary by counterparty and credit rating.  The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  As of December 31, 2016, our exposure was $5 million.

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The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2016		As of December 31, 2015
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LNL	Counter-	LNL
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LNL)	Party)	LNL)	Party)

AA-	$53	$(32)	$92	$-
A+	10	(217)	67	-
A	394	(335)	791	(107)
A-	67	-	11	-
BBB+	289	-	333	-
	$813	$(584)	$1,294	$(107)

Balance Sheet Offsetting

Information related to the effects of offsetting on our Consolidated Balance Sheets (in millions) was as follows:

	As of December 31, 2016
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$1,211	$429	$1,640
Gross amounts offset	(311)	-	(311)
Net amount of assets	900	429	1,329
Gross amounts not offset:
Cash collateral	(813)	-	(813)
Net amount	$87	$429	$516

Financial Liabilities
Gross amount of recognized liabilities	$1,274	$1,510	$2,784
Gross amounts offset	(536)	-	(536)
Net amount of liabilities	738	1,510	2,248
Gross amounts not offset:
Cash collateral	(584)	-	(584)
Net amount	$154	$1,510	$1,664

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	As of December 31, 2015
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$1,981	$1,048	$3,029
Gross amounts offset	(496)	-	(496)
Net amount of assets	1,485	1,048	2,533
Gross amounts not offset:
Cash collateral	(1,294)	-	(1,294)
Net amount	$191	$1,048	$1,239

Financial Liabilities
Gross amount of recognized liabilities	$340	$2,053	$2,393
Gross amounts offset	(61)	-	(61)
Net amount of liabilities	279	2,053	2,332
Gross amounts not offset:
Cash collateral	(107)	-	(107)
Net amount	$172	$2,053	$2,225

8.  Federal Income Taxes

The federal income tax expense (benefit) (in millions) was as follows:

	For the Years Ended December 31,
	2016	2015	2014
Current	$25	$71	$104
Deferred	242	224	116
Federal income tax expense (benefit)	$267	$295	$220

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2016	2015	2014
Tax rate of 35% times pre-tax income	$504	$514	$425
Effect of:
Tax-preferred investment income	(196)	(192)	(174)
Tax credits	(28)	(26)	(24)
Change in uncertain tax positions	(11)	1	(12)
Excess tax benefits from share-based
compensation	(4)	-	-
Other items	2	(2)	5
Federal income tax expense (benefit)	$267	$295	$220
Effective tax rate	19%	20%	18%

The effective tax rate is the ratio of tax expense over pre-tax income (loss).  The tax preferred investment income relates primarily to the separate account dividends-received deduction.  The separate account dividends-received deduction benefit was $175 million, $188 million and $158 million for the years ended December 31, 2016, 2015 and 2014.  Tax benefits for uncertain tax positions for the year ended December 31, 2016, are primarily attributable to the release of reserves associated with prior tax years that closed during 2016.  A tax benefit was also recorded for the year ended December 31, 2016, in association with the early adoption of ASU 2016-09, Improvements to Employee-Based Payment Accounting.  For more information, see Note 2.  We file with a consolidated group, however we calculate our tax expense on a separate company basis.

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The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2016	2015
Current	$164	$104
Deferred	(3,062)	(2,422)
Total federal income tax asset (liability)	$(2,898)	$(2,318)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2016	2015
Deferred Tax Assets
Future contract benefits and other contract holder funds	$986	$960
Deferred gain on business sold through reinsurance	-	30
Reinsurance related embedded derivative asset	-	25
Compensation and benefit plans	187	186
Tax credits	85	33
Other	19	172
Total deferred tax assets	1,277	1,406
Deferred Tax Liabilities
DAC	2,038	2,147
VOBA	306	306
Net unrealized gain on AFS securities	1,596	1,084
Net unrealized gain on trading securities	65	67
Intangibles	20	7
Investment activity	125	183
Deferred gain on business sold through reinsurance	51	-
Reinsurance related embedded derivative asset	20	-
Other	118	34
Total deferred tax liabilities	4,339	3,828
Net deferred tax asset (liability)	$(3,062)	$(2,422)

As of December 31, 2016, we had $85 million of alternative minimum tax credits that are not subject to expiration.  Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

As of December 31, 2016 and 2015, $1 million and $10 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.  A reconciliation of the unrecognized tax benefits (in millions) was as follows:

	For the Years Ended
	December 31,
	2016	2015
Balance as of beginning-of-year	$10	$10
Increases for current year tax positions	1	-
Decreases for expiring statutes	(10)	-
Balance as of end-of-year	$1	$10

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  For the years ended December 31, 2016, 2015 and 2014, we recognized interest and penalty expense (benefit) related to uncertain tax positions of $(2) million, $1 million and $(12) million, respectively.  We had accrued interest and penalty expense related to the unrecognized tax benefits of zero and $2 million as of December 31, 2016 and 2015, respectively.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities.  We are currently not under examination by the Internal Revenue Service; however, tax years 2013 and forward remain open.  We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact us.

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9.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Balance as of beginning-of-year	$8,620	$7,527	$7,690
Business acquired (sold) through reinsurance	-	38	(20)
Deferrals	1,339	1,483	1,525
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(879)	(813)	(956)
Unlocking	(276)	(232)	18
Adjustment related to realized (gains) losses	(51)	(44)	(58)
Adjustment related to unrealized (gains) losses	(484)	661	(672)
Balance as of end-of-year	$8,269	$8,620	$7,527

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Balance as of beginning-of-year	$873	$628	$1,169
Business acquired (sold) through reinsurance	-	(22)	2
Deferrals	3	8	9
Amortization:
Amortization, excluding unlocking	(105)	(128)	(185)
Unlocking	36	(82)	(21)
Accretion of interest (1)	52	56	64
Adjustment related to realized (gains) losses	(2)	(1)	(1)
Adjustment related to unrealized (gains) losses	17	414	(409)
Balance as of end-of-year	$874	$873	$628

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 4.2% to 6.9%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2016, was as follows:

2017	$60
2018	59
2019	69
2020	73
2021	73

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Balance as of beginning-of-year	$301	$285	$310
Deferrals	25	29	13
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(28)	(33)	(37)
Unlocking	(2)	2	2
Adjustment related to realized (gains) losses	(2)	(1)	(3)
Adjustment related to unrealized (gains) losses	(1)	19	-
Balance as of end-of-year	$293	$301	$285

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Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Balance as of beginning-of-year	$1,923	$1,365	$1,899
Business acquired (sold) through reinsurance	-	-	(2)
Deferrals	628	537	400
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(345)	(299)	(326)
Unlocking	(63)	(66)	(50)
Adjustment related to realized (gains) losses	(11)	(8)	(8)
Adjustment related to unrealized (gains) losses	(277)	394	(548)
Balance as of end-of-year	$1,855	$1,923	$1,365

10.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss), excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re:

	For the Years Ended December 31,
	2016	2015	2014
Direct insurance premiums and fee income	$9,373	$9,354	$8,880
Reinsurance assumed	105	83	16
Reinsurance ceded	(1,728)	(1,652)	(1,917)
Total insurance premiums and fee income	$7,750	$7,785	$6,979

Direct insurance benefits	$6,112	$6,304	$5,970
Reinsurance recoveries netted against benefits	(1,865)	(1,775)	(1,616)
Total benefits	$4,247	$4,529	$4,354

We cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  As discussed in Note 24, a portion of this reinsurance activity is with affiliated companies.

As of December 31, 2016, the policy for our reinsurance program was to retain up to $20 million on a single insured life. As the amount we retain varies by policy, we reinsured approximately 25% of the mortality risk on newly issued life insurance contracts in 2016.  As of December 31, 2016, approximately 36% of our total individual life in-force amount was reinsured.  Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks.  As of December 31, 2016, the reserves associated with these reinsurance arrangements totaled $584 million.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders.  Therefore, the failure of a reinsurer to discharge its reinsurance obligations could result in a loss to us.  We regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk related to reinsurance activities.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  The amounts recoverable from reinsurers were $6.8 billion and $7.1 billion as of December 31, 2016 and 2015, respectively.  Our reinsurance operations were acquired by Swiss Re in December 2001 through a series of indemnity reinsurance transactions.  As such, Swiss Re reinsured certain liabilities and obligations under the indemnity reinsurance agreements and thereby represents our largest reinsurance exposure.  As we are not relieved of our liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured policies remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $2.2 billion and $2.4 billion as of December 31, 2016 and 2015, respectively.  Swiss Re has funded a trust, with a balance of $2.6 billion as of December 31, 2016, to support this business.  In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves.  These assets consist of those reported as trading securities and certain mortgage loans.  Our liabilities for funds withheld and embedded derivatives as of December 31, 2016, included $495 million and $47 million, respectively, related to the business sold to Swiss Re.

We recorded the gain related to the indemnity reinsurance transactions with Swiss Re as a deferred gain on business sold through reinsurance on our Consolidated Balance Sheets.  The deferred gain is being amortized into income at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale.  We amortized $48 million, after-tax, of deferred gain on business sold through reinsurance during 2016, 2015 and 2014, respectively.  The deferred gain on business sold through reinsurance will be substantially amortized during the first quarter of 2017.

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11.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2016
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$440
Retirement Plan Services	20	-	-	20
Life Insurance	2,186	(647)	-	1,539
Group Protection	274	-	-	274
Total goodwill	$3,520	$(1,247)	$-	$2,273

	For the Year Ended December 31, 2015
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$440
Retirement Plan Services	20	-	-	20
Life Insurance	2,186	(647)	-	1,539
Group Protection	274	-	-	274
Total goodwill	$3,520	$(1,247)	$-	$2,273

The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2016		As of December 31, 2015
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$100	$43	$100	$39
Retirement Plan Services:
Mutual fund contract rights (1)	5	-	5	-
Total	$105	$43	$105	$39

(1)	No amortization recorded as the intangible asset has indefinite life.

Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2016, was as follows:

2017	$4
2018	4
2019	4
2020	4
2021	4
Thereafter	37

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12.  Guaranteed Benefit Features

Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2016 (1)	2015 (1)
Return of Net Deposits
Total account value	$87,707	$85,345
Net amount at risk (2)	824	1,201
Average attained age of contract holders	63 years	63 years

Minimum Return
Total account value	$105	$111
Net amount at risk (2)	22	24
Average attained age of contract holders	75 years	75 years
Guaranteed minimum return	5%	5%

Anniversary Contract Value
Total account value	$24,605	$24,659
Net amount at risk (2)	782	1,345
Average attained age of contract holders	69 years	69 years

(1)    Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

(2)    Represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.

The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:

	For the Years Ended December 31,
	2016	2015	2014
Balance as of beginning-of-year	$115	$89	$73
Changes in reserves	34	52	34
Benefits paid	(39)	(26)	(18)
Balance as of end-of-year	$110	$115	$89

Variable Annuity Contracts

Account balances of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2016	2015
Asset Type
Domestic equity	$50,337	$46,668
International equity	16,714	17,686
Bonds	26,318	25,386
Money market	11,477	12,488
Total	$104,846	$102,228

Percent of total variable annuity
separate account values	99%	99%

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  These UL and VUL products with secondary guarantees represented 36% of total life insurance in-force reserves as of December 31, 2016 and 2015.    UL and VUL products with secondary guarantees represented 33% of total sales for the years ended December 31, 2016 and 2015, and 39% for the year ended December 31, 2014.

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13.  Short-Term and Long-Term Debt

Details underlying short-term and long-term debt (in millions) were as follows:

	As of December 31,
	2016	2015
Short-Term Debt
Short-term debt (1)	$280	$90

Long-Term Debt, Excluding Current Portion
LIBOR + 3 bps loan, due 2017	$-	$250
Surplus notes due LNC:
LIBOR + 142 bps surplus note, due 2023	240	240
9.76% surplus note, due 2024	50	50
6.56% surplus note, due 2028	500	500
LIBOR + 111 bps surplus note, due 2028	71	71
LIBOR + 226 bps surplus note, due 2028	533	479
6.03% surplus note, due 2028	750	750
LIBOR + 200 bps surplus note, due 2035	30	30
LIBOR + 100 bps surplus note, due 2037	375	375
Total surplus notes	2,549	2,495
Total long-term debt	$2,549	$2,745

(1)    The short-term debt represents short-term notes payable to LNC.

Future principal payments due on long-term debt (in millions) as of December 31, 2016, were as follows:

2017	$-
2018	-
2019	-
2020	-
2021	-
Thereafter	2,549
Total	$2,549

We prepaid the $250 million floating-rate loan outstanding under our borrowing capacity with the FHLBI due June 20, 2017, in December 2016.

On June 28, 2013, we issued a surplus note of $240 million to LNC.  The note calls for us to pay the principal amount of the note on or before June 28, 2023, and interest to be paid quarterly at an annual rate of the London Interbank Offered Rate ("LIBOR") + 142 bps.  Subject to approval by the Indiana Insurance Commissioner (the "Commissioner"), we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

We issued a surplus note of $50 million to LNC in 1994.  The note calls for us to pay the principal amount of the note on or before September 30, 2024, and interest to be paid semiannually at an annual rate of 9.76%.  Subject to approval by the Commissioner, we have the right to repay the note on any March 31 or September 30.

We issued a surplus note of $500 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before March 31, 2028, and interest to be paid quarterly at an annual rate of 6.56%.  Subject to approval by the Commissioner, LNC has the right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital as of the date of note issuance of $2.3 billion, and subject to approval by the Commissioner.

On October 1, 2013, we issued a surplus note of $71 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 24, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 111 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

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On December 17, 2013, we issued a variable surplus note to a wholly-owned subsidiary of LNC with an initial outstanding principal amount of $287 million.  The outstanding principal amount as of December 31, 2016, was $533 million.  The note calls for us to pay the principal amount of the note on or before October 1, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 226 bps.

We issued a surplus note of $750 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before December 31, 2028, and interest to be paid quarterly at an annual rate of 6.03%.  Subject to approval by the Commissioner, LNC has the right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Commissioner.

On October 1, 2015, we issued a surplus note of $30 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 28, 2035, and interest to be paid quarterly at an annual rate of LIBOR + 200 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On October 9, 2007, we issued a surplus note of $375 million that LNC has held effective December 31, 2008.  The note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 100 bps.

14.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, the SEC, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, laws governing the activities of broker-dealers, registered investment advisors and unclaimed property laws.

LNL and its affiliates are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LNL in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2016.  While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LNL's financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss.  For such matters in which a loss is probable, an accrual has been made.  For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made.  Accordingly, the estimate contained in this paragraph reflects two types of matters.  For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued.  In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount.  For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable.  In these cases, the estimate reflects the reasonably possible loss or range of loss.  As of December 31, 2016, we estimate the aggregate range of reasonably possible losses to be up to approximately $50 million.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss.  We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts and the progress of settlement negotiations.  On a

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quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

Cost of Insurance Litigation

Glover v. Connecticut General Life Insurance Company and The Lincoln National Life Insurance Company, filed in the U.S. District Court for the District of Connecticut, No. 3:16cv00827, is a putative class action that was served on LNL on June 8, 2016.  Plaintiff is the owner of a universal life insurance policy who alleges that LNL charged more for cost of insurance than permitted by the policy.  Plaintiff seeks to represent all universal life and variable universal life policyholders who owned policies containing cost of insurance provisions that are similar to those of Plaintiff's policy and seeks damages on behalf of all such policyholders.  We are vigorously defending this matter.

Helen Hanks v. The Lincoln Life and Annuity Company of New York  and Voya Retirement Insurance and Annuity Company ("Voya"), filed in the U.S. District Court for the Southern District of New York, No. 16cv6399, is a putative class action that was served on LLANY on August 12, 2016.  Plaintiff owns a universal life policy originally issued by Aetna (now Voya) and alleges that (i) Voya breached the terms of the policy when it increased cost of insurance rates on Plaintiff's policy; and (ii) LLANY, as reinsurer and administrator of Plaintiff's policy, engaged in wrongful conduct related to the cost of insurance increase and was unjustly enriched as a result.  Plaintiff seeks to represent all owners of Aetna life insurance policies that were subject to cost of insurance rate increases in 2016 and seeks damages on their behalf.  We are vigorously defending this matter.

EFG Bank AG, Cayman Branch, et al. v. The Lincoln National Life Insurance Company, pending in the U.S. District Court for the Central District of California, No. 2:17-cv-00817, is a civil action filed on February 1, 2017.  Plaintiffs own Legend Series universal life insurance policies originally issued by Jefferson-Pilot (now Lincoln).  Plaintiffs allege that Lincoln breached the terms of policyholders' contracts when it increased cost of insurance rates beginning in 2016.  We are vigorously defending this matter.

Swenson, et al. v. The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, Lincoln National Corporation, Voya Retirement Insurance and Annuity Company, and Voya Financial, Inc., pending in the U.S. District Court for the Eastern District of Washington, No. 2:17-cv-00048, is a putative class action filed on February 1, 2017.  Plaintiffs own universal life insurance policies originally issued by Aetna (now Voya).  Plaintiffs allege that Lincoln breached the terms of policyholders' contracts when it increased cost of insurance rates beginning in 2016.  Plaintiffs seek to represent multiple subclasses of policy owners and seek damages on their behalf.  We are vigorously defending this matter.

In re: Lincoln National COI Litigation, pending in the U.S. District Court for the Eastern District of Pennsylvania, Master File No. 16-cv-06605-GJP, is a consolidated litigation matter related to multiple putative class action filings that were consolidated by an order dated March 20, 2017. In addition to consolidating a number of existing matters, the order also covers any future filed cases in the same district related to the same subject matter.  Plaintiffs own universal life insurance policies originally issued by Jefferson Pilot (now Lincoln). Plaintiffs allege that LNL breached the terms of policyholders' contracts when it increased cost of insurance rates beginning in 2016. Plaintiffs seek to represent classes of policyowners and seek damages on their behalf. We are vigorously defending this matter.

Commitments

Operating Leases

We lease our home office properties.  In 2006, we exercised the right and option to extend the Fort Wayne lease for two extended terms such that the lease shall expire in 2019.  We retain our right and option to exercise the remaining four extended terms of five years each in accordance with the lease agreement.  These agreements also provide us with the right of first refusal to purchase the properties at a price defined in the agreements and the option to purchase the leased properties at fair market value on the last day of any renewal period.  In 2012, we exercised the right and option to extend the Hartford lease for one extended term such that the lease shall expire in 2018.  In 2016, we renegotiated this lease with a new term expiring in 2028.  During 2016, a lease commenced in Atlanta, Georgia at our RiverEdge Summit location and the lease shall expire in 2027.

Total rental expense on operating leases for the years ended December 31, 2016, 2015 and 2014, was $37 million, $35 million and $38 million, respectively.  Future minimum rental commitments (in millions) as of December 31, 2016, were as follows:

2017	$36
2018	34
2019	31
2020	25
2021	21
Thereafter	61
Total	$208

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Capital Leases

In December 2016 and 2015, we entered into sale-leaseback transactions on $85 million and $47 million, respectively,  (net of amortization) of assets.  These transactions have been classified as capital leases on our Consolidated Balance Sheets.  These assets will continue to be amortized on a straight-line basis over the assets' remaining lives.  Total accumulated amortization related to these leased assets as of December 31, 2016 and 2015, was $92 million and $64 million, respectively.  Future minimum lease payments under capital leases (in millions) as of December 31, 2016, were as follows:

2017	$5
2018	5
2019	87
2020	50
2021	60
Thereafter	27
Total minimum lease payments	234
Less: Amount representing interest	20
Present value of minimum lease payments	$214

Vulnerability from Concentrations

As of December 31, 2016, we did not have a concentration of:  business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes us vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial condition.

Although we do not have any significant concentration of customers, our American Legacy Variable Annuity ("ALVA") product offered in our Annuities segment is significant to this segment.  The ALVA product accounted for 21%, 18% and 20% of Annuities' variable annuity product deposits in 2016, 2015 and 2014, respectively, and represented approximately 41%, 42% and 44% of the segment's total variable annuity product account values as of December 31, 2016, 2015 and 2014, respectively.  In addition, fund choices for certain of our other variable annuity products offered in our Annuities segment include American Fund Insurance SeriesSM ("AFIS") funds.  For the Annuities segment, AFIS funds accounted for 23%, 20% and 22% of variable annuity product deposits in 2016, 2015 and 2014, respectively, and represented 47%, 48% and 50% of the segment's total variable annuity product account values as of December 31, 2016, 2015 and 2014, respectively.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(10) million and $(17) million as of December 31, 2016 and 2015, respectively.

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15.  Shares and Stockholder's Equity

All authorized and issued shares of LNL are owned by LNC.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2016	2015	2014
Unrealized Gain (Loss) on AFS Securities
Balance as of beginning-of-year	$934	$3,054	$1,453
Unrealized holding gains (losses) arising during the year	1,549	(4,386)	3,745
Change in foreign currency exchange rate adjustment	(100)	(45)	(47)
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	(460)	1,293	(1,252)
Income tax benefit (expense)	(351)	1,095	(857)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(155)	147	14
Associated amortization of DAC, VOBA, DSI and DFEL	(22)	(28)	(32)
Income tax benefit (expense)	62	(42)	6
Balance as of end-of-year	$1,687	$934	$3,054
Unrealized OTTI on AFS Securities
Balance as of beginning-of-year	$19	$19	$(10)
(Increases) attributable to:
Gross OTTI recognized in OCI during the year	(53)	(29)	(11)
Change in DAC, VOBA, DSI and DFEL	12	4	1
Income tax benefit (expense)	14	8	3
Decreases attributable to:
Changes in fair value, sales, maturities or other settlements of AFS securities	51	43	61
Change in DAC, VOBA, DSI and DFEL	(7)	(17)	(6)
Income tax benefit (expense)	(15)	(9)	(19)
Balance as of end-of-year	$22	$19	$19
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$157	$127	$5
Unrealized holding gains (losses) arising during the year	(175)	(185)	114
Change in foreign currency exchange rate adjustment	96	48	50
Change in DAC, VOBA, DSI and DFEL	2	3	2
Income tax benefit (expense)	27	46	(58)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	24	(184)	(22)
Associated amortization of DAC, VOBA, DSI and DFEL	(2)	2	1
Income tax benefit (expense)	(8)	64	7
Balance as of end-of-year	$93	$157	$127
Funded Status of Employee Benefit Plans
Balance as of beginning-of-year	$(19)	$(21)	$(18)
Adjustment arising during the year	(2)	3	(5)
Income tax benefit (expense)	1	(1)	2
Balance as of end-of-year	$(20)	$(19)	$(21)

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The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2016	2015	2014
Unrealized Gain (Loss) on AFS Securities
Gross reclassification	$(155)	$147	$14	Total realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	(22)	(28)	(32)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	(177)	119	(18)	operations before taxes
Income tax benefit (expense)	62	(42)	6	Federal income tax expense (benefit)
Reclassification, net of income tax	$(115)	$77	$(12)	Net income (loss)

Unrealized OTTI on AFS Securities
Gross reclassification	$3	$2	$61	Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	-	-	(6)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	3	2	55	operations before taxes
Income tax benefit (expense)	-	-	(19)	Federal income tax expense (benefit)
Reclassification, net of income tax	$3	$2	$36	Net income (loss)

Unrealized Gain (Loss) on Derivative Instruments
Gross reclassifications:
Interest rate contracts	$5	$(190)	$(22)	Net investment income
Interest rate contracts	1	-	-	Total realized gain (loss)
Foreign currency contracts	11	6	-	Net investment income
Foreign currency contracts	7	-	-	Total realized gain (loss)
Total gross reclassifications	24	(184)	(22)
Associated amortization of DAC,
VOBA, DSI and DFEL	(2)	2	1	Commissions and other expenses
Reclassifications before income				Income (loss) from continuing
tax benefit (expense)	22	(182)	(21)	operations before taxes
Income tax benefit (expense)	(8)	64	7	Federal income tax expense (benefit)
Reclassification, net of income tax	$14	$(118)	$(14)	Net income (loss)

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16.  Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Total realized gain (loss) related to certain investments (1)	$(241)	$(83)	$(13)
Realized gain (loss) on the mark-to-market on certain instruments (2)	(66)	123	(250)
Indexed annuity and IUL contracts net derivatives results: (3)
Gross gain (loss)	(1)	(78)	(35)
Associated amortization of DAC, VOBA, DSI and DFEL	(4)	14	6
Variable annuity net derivatives results: (4)
Gross gain (loss)	(166)	(161)	(150)
Associated amortization of DAC, VOBA, DSI and DFEL	(32)	(34)	(36)
Realized gain (loss) on sale of subsidiaries/businesses (5)	-	(3)	(46)
Total realized gain (loss)	$(510)	$(222)	$(524)

(1)	See "Realized Gain (Loss) Related to Certain Investments" section in Note 6.
(2)

Represents changes in the fair values of certain derivative investments (not including those associated with our variable and indexed annuity and IUL contracts net derivatives results), reinsurance related embedded derivatives and trading securities.

(3)

Represents the net difference between the change in the fair value of the S&P 500 call options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and IUL contracts along with changes in the fair value of embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.

(4)

Includes the net difference in the change in embedded derivative reserves of our GLB riders and the change in the fair value of the derivative instruments we own to hedge the change in embedded derivative reserves on our GLB riders and the benefit ratio unlocking on our GDB riders, including the cost of purchasing the hedging instruments.

(5)	See "LFM" in Note 3.

17.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Commissions	$1,927	$2,082	$2,100
General and administrative expenses	1,623	1,683	1,582
Expenses associated with reserve financing and unrelated LOCs	40	32	31
DAC and VOBA deferrals and interest, net of amortization	(170)	(292)	(454)
Broker-dealer expenses	320	329	302
Specifically identifiable intangible asset amortization	4	4	4
Media expenses	-	28	60
Taxes, licenses and fees	261	243	251
Total	$4,005	$4,109	$3,876

18.  Retirement and Deferred Compensation Plans

Defined Benefit Pension and Other Postretirement Benefit Plans

We maintain defined benefit pension plans in which certain agents are participants.  These defined benefit pension plans are closed to new entrants and existing participants do not accrue any additional benefits.  We comply with applicable minimum funding requirements and do not expect to be required to make any contributions to these pension plans in 2017.  We sponsor other postretirement benefit plans that provide health care and life insurance to certain retired agents.  Total net periodic cost (recovery) for these plans was $3 million during 2016, 2015 and 2014.  In 2017, we expect to make benefit payments of approximately $12 million for these plans.

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Information (in millions) with respect to these plans was as follows:

	As of or For the Years Ended December 31,
	2016	2015	2016	2015

			Other Postretirement
	Pension Plans		Benefit Plans
Fair value of plan assets	$117	$124	$7	$7
Projected benefit obligation	117	117	11	15
Funded status of plan	$-	$7	$(4)	$(8)

Amounts Recognized on the
Consolidated Balance Sheets
Other assets	$2	$9	$-	$-
Other liabilities	(2)	(2)	(4)	(8)
Net amount recognized	$-	$7	$(4)	$(8)

Weighted-Average Assumptions
Benefit obligations:
Weighted-average discount rate	4.50%	4.50%	4.50%	4.50%
Net periodic benefit cost:
Weighted-average discount rate	4.50%	4.00%	4.50%	4.00%
Expected return on plan assets	5.50%	5.00%	6.50%	6.50%

The weighted average discount rate was determined based on a corporate yield curve as of December 31, 2016, and projected benefit obligation cash flows.  The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans' target plan allocation.  We reevaluate these assumptions each plan year.

The following summarizes our fair value measurements of our benefit plans' assets (in millions) on a recurring basis by asset category:

	As of December 31,
	2016	2015

Fixed maturity securities:
Corporate bonds	$21	$25
U.S. government bonds	93	94
Cash and invested cash	2	5
Other investments	8	7
Total	$124	$131

See "Fair Value Measurement" in Note 1 for discussion on how we categorize our pension plans' assets into the three-level fair value hierarchy.  See "Financial Instruments Carried at Fair Value" in Note 21 for a summary of our fair value measurement of our pension plans' assets by the three-level fair value hierarchy.

Participation in Defined Benefit Pension and Other Postretirement Benefit Plans

We participate in defined benefit pension plans that are sponsored by LNC for certain employees and non-employee directors.  These defined benefit pension plans are closed to new entrants, and existing participants do not accrue any additional benefits.  We also participate in other postretirement benefit plans sponsored by LNC that provide health care and life insurance to certain retired employees.  Our expense for these plans was $9 million, $30 million and $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Defined Contribution Plans

We sponsor tax-qualified defined contribution plans for eligible agents that are administered in accordance with the plan documents and various limitations under section 401(a) of the Internal Revenue Code of 1986.  We also participate in defined contribution plans sponsored by LNC for eligible employees.  Our expense for these plans was $83 million, $79 million and $75 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Deferred Compensation Plans

We sponsor non-qualified, unfunded, deferred compensation plans for certain current and former agents.  Certain current employees participate in non-qualified, unfunded, deferred compensation plans sponsored by LNC.  The results of certain notional investment

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options within some of the plans are hedged by total return swaps.  Our expenses increase or decrease in direct proportion to the change in market value of the participants' investment options.  Participants of certain plans are able to select LNC stock as a notional investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans.  For further discussion of total return swaps related to our deferred compensation plans, see Note 7.  Our expense for these plans was $22 million, $12 million and $21 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Information (in millions) with respect to these plans was as follows:

	As of December 31,
	2016	2015
Total liabilities (1)	$440	$417
Investments dedicated to fund liabilities (2)	159	151

(1)Reported in other liabilities on our Consolidated Balance Sheets.

(2)Reported in other assets on our Consolidated Balance Sheets.

19.  Stock-Based Incentive Compensation Plans

Our employees and agents are included in LNC's various incentive plans that provide for the issuance of stock options, performance shares (performance-vested shares as opposed to time-vested shares), stock appreciation rights ("SARs") and restricted stock units ("RSUs").  LNC issues new shares to satisfy option exercises.

Total compensation expense (in millions) for all of our stock-based incentive plans was as follows:

	For the Years Ended December 31,
	2016	2015	2014
Stock options	$9	$7	$9
Performance shares	10	11	12
SARs	3	-	2
RSUs	22	21	15
Total	$44	$39	$38

Recognized tax benefit	$15	$14	$13

20.  Statutory Information and Restrictions

We prepare financial statements in accordance with statutory accounting principles ("SAP") prescribed or permitted by the insurance departments of our states of domicile, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our states of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Statutory capital and surplus, net gain (loss) from operations, after-tax, net income (loss) and dividends to the LNC holding company amounts (in millions) below consist of all or a combination of the following entities:  LNL, Lincoln Reinsurance Company of South

Carolina, LLANY, Lincoln Reinsurance Company of Vermont I, Lincoln Reinsurance Company of Vermont II, Lincoln Reinsurance

59

Company of Vermont III, Lincoln Reinsurance Company of Vermont IV, Lincoln Reinsurance Company of Vermont V and Lincoln Reinsurance Company of Vermont VI.

	As of December 31,
	2016	2015
U.S. capital and surplus	$8,017	$7,614

	For the Years Ended December 31,
	2016	2015	2014
U.S. net gain (loss) from operations, after-tax	$1,088	$583	$1,170
U.S. net income (loss)	982	786	1,401
U.S. dividends to LNC holding company	950	1,121	705

Comparison of 2016 to 2015

Statutory net income (loss) increased due primarily to changes in estimate on reserves for certain products and gains related to reinsurance transactions, partially offset by lower realized gains on investments.

Comparison of 2015 to 2014

Statutory net income (loss) decreased due primarily to the recapture in 2014 of certain traditional and interest sensitive business under several yearly renewable term reinsurance treaties that were originally ceded to a reinsurer, a change in estimate on reserves for certain products in 2014 and a decrease in favorable tax items.

Our states of domicile, Indiana for LNL and New York for LLANY, have adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method ("CARVM") in the calculation of reserves as prescribed by the state of New York, the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana for policies issued before January 1, 2006, and the use of a more conservative valuation interest rate on certain annuities prescribed by the states of Indiana and New York.  The Vermont insurance subsidiaries also have an accounting practice permitted by the state of Vermont that differs from that found in NAIC SAP.  Specifically, the permitted practice involves accounting for the lesser of the face amount of all amounts outstanding under a letter of credit ("LOC") and the value of the Valuation of Life Insurance Policies Model Regulation ("XXX") additional statutory reserves as an admitted asset and a form of surplus as of December 31, 2016 and 2015.  The permitted practice is related to structures that continue to be allowed in accordance with the grandfathered structures under the provisions of Actuarial Guideline 48 ("AG48").

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:

	As of December 31,
	2016	2015
State Prescribed Practices
Calculation of reserves using the Indiana universal life method	$79	$109
Calculation of reserves using continuous CARVM	-	(1)
Conservative valuation rate on certain annuities	(49)	(43)
Vermont Subsidiaries Permitted Practice
Lesser of LOC and XXX additional reserve as surplus (1)	2,855	2,835

(1)The permitted practice is related to structures that continue to be allowed in accordance with the grandfathered structures under the provisions of AG48.

During the third quarter of 2013, the New York State Department of Financial Services announced that it would not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees. The change, which was effective as of December 31, 2013, impacts our New York-domiciled insurance subsidiary, LLANY. Although LLANY discontinued the sale of these products in early 2013, the change affected those policies previously sold. We began phasing in the increase in reserves in 2013 at $90 million per year over five years. As of December 31, 2016, we had increased reserves by $360 million.

The NAIC has adopted risk-based capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company's total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the "RBC ratio"), also as defined by the NAIC.  The company action level may be triggered if

60

the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2016, the Company's RBC ratio was nearly five times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company.  Under Indiana laws and regulations, LNL may pay dividends to LNC without prior approval of the Commissioner, only from unassigned surplus and must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding 12 consecutive months, would exceed the statutory limitation.  The current statutory limitation is the lesser of 10% of the insurer's contract holders' surplus, as shown on its last annual statement on file with the Commissioner or the insurer's statutory net gain from operations for the previous 12 months, but in no event to exceed statutory unassigned surplus.  Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits.  LNL's subsidiary, LLANY, a New York domiciled insurance company, is bound by similar restrictions, under New York law, with the applicable statutory limitation on dividends equal to the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of approximately $745 million in 2017 without prior approval from the respective state commissioner.

All payments of principal and interest on surplus notes must be approved by the respective Commissioner of Insurance.

21.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2016		As of December 31, 2015
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
AFS securities:
Fixed maturity securities	$87,866	$87,866	$84,072	$84,072
VIEs' fixed maturity securities	200	200	598	598
Equity securities	275	275	237	237
Trading securities	1,624	1,624	1,762	1,762
Mortgage loans on real estate	9,761	9,719	8,513	8,762
Derivative investments (1)	900	900	1,486	1,486
Other investments	2,034	2,034	1,588	1,588
Cash and invested cash	2,057	2,057	2,400	2,400
Reinsurance related embedded derivatives	58	58	95	95
Other assets - reinsurance recoverable	371	371	952	952
Separate account assets	128,397	128,397	123,619	123,619

Liabilities
Future contract benefits - indexed annuity
and IUL contracts embedded derivatives	(1,139)	(1,139)	(1,100)	(1,100)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(629)	(629)	(687)	(687)
Account values of certain investment contracts	(31,475)	(35,647)	(30,346)	(34,567)
Short-term debt	(280)	(280)	(90)	(90)
Long-term debt	(2,549)	(2,739)	(2,745)	(2,662)
VIEs' liabilities - derivative instruments	-	-	(4)	(4)
Other liabilities:
Credit default swaps	-	-	(9)	(9)
Derivative liabilities (1)	(738)	(738)	(271)	(271)
GLB reserves embedded derivatives (2)	(371)	(371)	(952)	(952)

Benefit Plans' Assets (3)	124	124	131	131

(1)	We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.
(2)	Portions of our GLB reserves embedded derivatives are ceded to third-party reinsurance counterparties. Refer to Note 7 for additional detail.
(3)	Included in the funded statuses of the benefit plans, which is reported in other liabilities on our Consolidated Balance Sheets. Refer to Note 18 for information regarding our benefit plans.

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Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Consolidated Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

Other Investments

The carrying value of our assets classified as other investments approximates fair value.  Other investments includes primarily LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs.  The inputs used to measure the fair value of our LPs and other privately held investments are classified as Level 3 within the fair value hierarchy.  Other investments also includes securities that are not LPs or other privately held investments and the inputs used to measure the fair  value of these securities are classified as Level 1 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2016 and 2015, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term and Long-Term Debt

The fair value of long-term debt is based on quoted market prices.  For short-term debt, excluding current maturities of long-term debt, the carrying value approximates fair value.  The inputs used to measure the fair value of our short-term and long-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2016 or 2015, and we noted no changes in our valuation methodologies between these periods.

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The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

	As of December 31, 2016
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$71,554	$4,809	$76,363
ABS	-	1,021	33	1,054
U.S. government bonds	366	11	-	377
Foreign government bonds	-	390	111	501
RMBS	-	3,394	3	3,397
CMBS	-	339	7	346
CLOs	-	676	68	744
State and municipal bonds	-	4,495	-	4,495
Hybrid and redeemable preferred securities	60	453	76	589
VIEs' fixed maturity securities	-	200	-	200
Equity AFS securities	17	81	177	275
Trading securities	102	1,457	65	1,624
Derivative investments (1)	-	1,148	599	1,747
Cash and invested cash	-	2,057	-	2,057
Reinsurance related embedded derivatives	-	58	-	58
Other assets - reinsurance recoverable	-	-	371	371
Separate account assets	813	127,584	-	128,397
Total assets	$1,358	$214,918	$6,319	$222,595

Liabilities
Future contract benefits - indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1,139)	$(1,139)
Other liabilities:
Derivative liabilities (1)	-	(893)	(692)	(1,585)
GLB reserves embedded derivatives	-	-	(371)	(371)
Total liabilities	$-	$(893)	$(2,202)	$(3,095)

Benefit Plans' Assets	$-	$124	$-	$124

63

	As of December 31, 2015
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$60	$68,124	$4,273	$72,457
ABS	-	1,013	45	1,058
U.S. government bonds	369	16	-	385
Foreign government bonds	-	407	111	518
RMBS	-	3,553	1	3,554
CMBS	-	349	10	359
CLOs	-	37	551	588
State and municipal bonds	-	4,366	-	4,366
Hybrid and redeemable preferred securities	47	646	94	787
VIEs' fixed maturity securities	-	598	-	598
Equity AFS securities	8	65	164	237
Trading securities	160	1,529	73	1,762
Derivative investments (1)	-	1,190	853	2,043
Cash and invested cash	-	2,400	-	2,400
Reinsurance related embedded derivatives	-	95	-	95
Other assets - reinsurance recoverable	-	-	952	952
Separate account assets	1,053	122,566	-	123,619
Total assets	$1,697	$206,954	$7,127	$215,778

Liabilities
Future contract benefits - indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1,100)	$(1,100)
VIEs' liabilities - derivative instruments	-	-	(4)	(4)
Other liabilities:
Credit default swaps	-	-	(9)	(9)
Derivative liabilities (1)	-	(530)	(298)	(828)
GLB reserves embedded derivatives	-	-	(952)	(952)
Total liabilities	$-	$(530)	$(2,363)	$(2,893)

Benefit Plans' Assets	$-	$131	$-	$131

(1)	Derivative investment assets and liabilities presented within the fair value hierarchy are presented on a gross basis by derivative type and not on a master netting basis by counterparty.

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The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2016
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (4)
Fixed maturity AFS securities:
Corporate bonds	$4,273	$4	$(29)	$159	$402	$4,809
ABS	45	-	(1)	14	(25)	33
U.S. government bonds	-	-	-	(2)	2	-
Foreign government bonds	111	-	-	-	-	111
RMBS	1	-	-	54	(52)	3
CMBS	10	2	(1)	27	(31)	7
CLOs	551	-	-	138	(621)	68
Hybrid and redeemable
preferred securities	94	-	(3)	(15)	-	76
Equity AFS securities	164	5	(4)	12	-	177
Trading securities	73	3	-	6	(17)	65
Derivative investments	555	(483)	(1)	(164)	-	(93)
Other assets - reinsurance recoverable (5)	952	(581)	-	-	-	371
Future contract benefits - indexed annuity
and IUL contracts embedded derivatives (5)	(1,100)	(120)	-	81	-	(1,139)
VIEs' liabilities - derivative instruments (6)	(4)	4	-	-	-	-
Other liabilities:
Credit default swaps (6)	(9)	(6)	-	15	-	-
GLB reserves embedded derivatives (5)	(952)	581	-	-	-	(371)
Total, net	$4,764	$(591)	$(39)	$325	$(342)	$4,117

65

	For the Year Ended December 31, 2015
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (4)
Fixed maturity AFS securities:
Corporate bonds	$4,052	$4	$(138)	$298	$57	$4,273
ABS	33	-	-	12	-	45
Foreign government bonds	110	-	1	-	-	111
RMBS	1	3	-	(3)	-	1
CMBS	15	1	8	(14)	-	10
CLOs	368	-	1	194	(12)	551
Hybrid and redeemable
preferred securities	55	-	(3)	-	42	94
Equity AFS securities	157	1	4	3	(1)	164
Trading securities	73	2	(2)	-	-	73
Derivative investments	989	(90)	(41)	(303)	-	555
Other assets - reinsurance recoverable (5)	174	778	-	-	-	952
Future contract benefits - indexed annuity
and IUL contracts embedded derivatives (5)	(1,170)	(57)	-	127	-	(1,100)
VIEs' liabilities - derivative instruments (6)	(13)	9	-	-	-	(4)
Other liabilities:
Credit default swaps (6)	(3)	(6)	-	-	-	(9)
GLB reserves embedded derivatives (5)	(174)	(778)	-	-	-	(952)
Total, net	$4,667	$(133)	$(170)	$314	$86	$4,764

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	For the Year Ended December 31, 2014
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)(3)	Value
Investments: (4)
Fixed maturity AFS securities:
Corporate bonds	$2,951	$8	$28	$1,039	$26	$4,052
ABS	9	-	-	-	24	33
Foreign government bonds	78	-	7	-	25	110
RMBS	1	-	-	-	-	1
CMBS	20	-	2	(13)	6	15
CLOs	178	-	6	134	50	368
State and municipal bonds	28	-	-	-	(28)	-
Hybrid and redeemable
preferred securities	66	-	-	(5)	(6)	55
Equity AFS securities	161	4	(3)	(5)	-	157
Trading securities	53	3	7	10	-	73
Derivative investments	866	72	357	(280)	(26)	989
Other assets: (5)
GLB reserves embedded derivatives	1,244	(1,264)	-	-	20	-
Reinsurance recoverable	-	174	-	-	-	174
Future contract benefits - indexed annuity
and IUL contracts embedded derivatives (5)	(1,048)	(210)	-	88	-	(1,170)
VIEs' liabilities - derivative instruments (6)	(27)	14	-	-	-	(13)
Other liabilities:
Credit default swaps (6)	(2)	(1)	-	-	-	(3)
GLB reserves embedded derivatives (5)	(1,244)	1,090	-	-	(20)	(174)
Total, net	$3,334	$(110)	$404	$968	$71	$4,667

(1)	The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 7).
(2)

Transfers into or out of Level 3 for AFS and trading securities are displayed at amortized cost as of the beginning-of-year.  For AFS and trading securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.

(3)	Transfers into or out of Level 3 for GLB reserves embedded derivatives between future contract benefits, other assets and other liabilities on our Consolidated Balance Sheets.
(4)

Amortization and accretion of premiums and discounts are included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

(5)	Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(6)	The changes in fair value of the credit default swaps and contingency forwards are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

67

 The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2016
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$560	$(62)	$(23)	$(176)	$(140)	$159
ABS	15	-	-	(1)	-	14
U.S. government bonds	-	-	-	(2)	-	(2)
RMBS	54	-	-	-	-	54
CMBS	31	(1)	-	(3)	-	27
CLOs	140	-	-	(2)	-	138
Hybrid and redeemable
preferred securities	-	(15)	-	-	-	(15)
Equity AFS securities	18	(6)	-	-	-	12
Trading securities	7	-	-	(1)	-	6
Derivative investments	176	(169)	(171)	-	-	(164)
Future contract benefits - indexed annuity
and IUL contracts embedded derivatives	(70)	-	-	151	-	81
Other liabilities - credit default swaps	-	15	-	-	-	15
Total, net	$931	$(238)	$(194)	$(34)	$(140)	$325

	For the Year Ended December 31, 2015
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$537	$(38)	$(44)	$(117)	$(40)	$298
ABS	13	-	-	(1)	-	12
RMBS	-	(3)	-	-	-	(3)
CMBS	-	-	-	(13)	(1)	(14)
CLOs	217	-	-	(23)	-	194
Equity AFS securities	43	(40)	-	-	-	3
Trading securities	1	-	-	(1)	-	-
Derivative investments	179	(162)	(320)	-	-	(303)
Future contract benefits - indexed annuity
and IUL contracts embedded derivatives	(51)	-	-	178	-	127
Total, net	$939	$(243)	$(364)	$23	$(41)	$314

	For the Year Ended December 31, 2014
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1,939	$(576)	$(115)	$(47)	$(162)	$1,039
CMBS	-	-	-	(13)	-	(13)
CLOs	185	-	-	(46)	(5)	134
Hybrid and redeemable preferred
securities	-	(5)	-	-	-	(5)
Equity AFS securities	-	(5)	-	-	-	(5)
Trading securities	14	-	-	(4)	-	10
Derivative investments	160	(87)	(353)	-	-	(280)
Future contract benefits - indexed annuity
and IUL contracts embedded derivatives	(69)	-	-	157	-	88
Total, net	$2,229	$(673)	$(468)	$47	$(167)	$968

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The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2016	2015	2014
Derivative investments	$(432)	$(102)	$(15)
Embedded derivatives:
Indexed annuity and IUL contracts	(16)	(84)	(37)
Other assets - GLB reserves	1,122	(244)	(678)
Other liabilities - GLB reserves	(1,122)	244	678
VIEs' liabilities - derivative instruments	4	9	14
Credit default swaps	-	(6)	(1)
Total, net (1)	$(444)	$(183)	$(39)

(1)	Included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2016
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$605	$(203)	$402
ABS	3	(28)	(25)
U.S. government bonds	9	(7)	2
RMBS	2	(54)	(52)
CMBS	-	(31)	(31)
CLOs	-	(621)	(621)
Trading securities	1	(18)	(17)
Total, net	$620	$(962)	$(342)

	For the Year Ended December 31, 2015
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$224	$(167)	$57
Foreign government bonds	4	(4)	-
CLOs	4	(16)	(12)
Hybrid and redeemable preferred securities	47	(5)	42
Equity AFS securities	-	(1)	(1)
Trading securities	4	(4)	-
Total, net	$283	$(197)	$86

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	For the Year Ended December 31, 2014
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$473	$(447)	$26
ABS	26	(2)	24
Foreign government bonds	25	-	25
CMBS	6	-	6
CLOs	50	-	50
State and municipal bonds	-	(28)	(28)
Hybrid and redeemable preferred securities	17	(23)	(6)
Trading securities	10	(10)	-
Derivative investments	-	(26)	(26)
Other assets - GLB reserves embedded derivatives	20	-	20
Other liabilities - GLB reserves embedded derivatives	-	(20)	(20)
Total, net	$627	$(556)	$71

Transfers into and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2016, 2015 and 2014, transfers in and out of Level 3 were attributable primarily to the securities' observable market information no longer being available or becoming available.  Transfers in and out for GLB reserves embedded derivatives represent reclassifications between future contract benefits and other assets or other liabilities.  Transfers into and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period.  When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result.  When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result.  For the years ended December 31, 2016 and 2014, the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.  For the year ended December 31, 2015, the transfers from Level 2 to Level 1 of the fair value hierarchy were $172 million for our financial instruments carried at fair value which was attributable to quoted market prices becoming available.

70

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2016:

	Fair	Valuation	Significant	Assumption or
	Value	Technique	Unobservable Inputs	Input Ranges
Assets
Investments:
Fixed maturity AFS and trading
securities:
Corporate bonds	$1,780	Discounted cash flow	Liquidity/duration adjustment (1)	0.9%	-	20.4%
ABS	24	Discounted cash flow	Liquidity/duration adjustment (1)	3.5%	-	3.5%
Foreign government bonds	76	Discounted cash flow	Liquidity/duration adjustment (1)	1.8%	-	5.0%
Hybrid and redeemable
preferred securities	4	Discounted cash flow	Liquidity/duration adjustment (1)	2.1%	-	2.1%
Equity AFS securities	26	Discounted cash flow	Liquidity/duration adjustment (1)	4.5%	-	5.1%
Other assets - reinsurance
recoverable	371	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.02%	-	0.35%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%
Liabilities
Future contract benefits - indexed
annuity and IUL contracts
embedded derivatives	$(1,139)	Discounted cash flow	Lapse rate (2)	1%	-	9%
			Mortality rate (6)			(8)
Other liabilities - GLB reserves
embedded derivatives	(371)	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.02%	-	0.35%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%

(1)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(2)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity and IUL contracts represents the lapse rates during the surrender charge period.

(3)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(5)	The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.

(8)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or

71

liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments - An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
•

Reinsurance recoverable asset - An increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would result in an increase in the fair value measurement.

•	Indexed annuity and IUL contracts embedded derivatives - An increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.
•

GLB reserves embedded derivatives - Assuming our GLB reserves embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see "Summary of Significant Accounting Policies" above.

22.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), IUL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers principally group non-medical insurance products, including term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of contributory and non-contributory plans.  Its products are marketed primarily through a national distribution system of regional group offices.  These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to our excess capital; investments in media properties (see Note 3 for more information) and other corporate investments; benefit plan net liability; the unamortized deferred gain on indemnity reinsurance related to the sale of reinsurance; the results of certain disability income business; our run-off institutional pension business, the majority of which was sold on a group annuity basis; and debt costs.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following ("excluded realized gain (loss)"):
▪	Sales or disposals and impairments of securities;
▪	Changes in the fair value of derivatives, embedded derivatives within certain reinsurance arrangements and trading securities;
▪	Changes in the fair value of the derivatives we own to hedge our GDB riders within our variable annuities;
▪	Changes in the fair value of the embedded derivatives of our GLB riders reflected within variable annuity net derivative results accounted for at fair value;
▪	Changes in the fair value of the derivatives we own to hedge our GLB riders reflected within variable annuity net derivative results; and

72

▪

Changes in the fair value of the embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value;

•	Changes in reserves resulting from benefit ratio unlocking on our GDB and GLB riders;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations; and
•	Income (loss) from the initial adoption of new accounting standards.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure.  Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.

Segment information (in millions) was as follows:

	For the Years Ended December 31,
	2016	2015	2014
Revenues
Operating revenues:
Annuities	$3,710	$3,815	$3,450
Retirement Plan Services	1,092	1,090	1,081
Life Insurance	5,798	5,484	5,343
Group Protection	2,129	2,356	2,445
Other Operations	301	335	406
Excluded realized gain (loss), pre-tax	(690)	(400)	(689)
Amortization of deferred gain arising from reserve changes on business
sold through reinsurance, pre-tax	3	3	3
Total revenues	$12,343	$12,683	$12,039

	For the Years Ended December 31,
	2016	2015	2014
Net Income (Loss)
Income (loss) from operations:
Annuities	$971	$1,032	$901
Retirement Plan Services	121	134	154
Life Insurance	464	296	373
Group Protection	65	42	23
Other Operations	-	(73)	(13)
Excluded realized gain (loss), after-tax	(450)	(260)	(446)
Income (loss) from reserve changes (net of related amortization)
on business sold through reinsurance, after-tax	2	2	2
Net income (loss)	$1,173	$1,173	$994

73

	For the Years Ended December 31,
	2016	2015	2014
Net Investment Income
Annuities	$983	$977	$1,013
Retirement Plan Services	855	842	828
Life Insurance	2,403	2,390	2,376
Group Protection	176	183	180
Other Operations	214	219	251
Total net investment income	$4,631	$4,611	$4,648

	For the Years Ended December 31,
	2016	2015	2014
Amortization of DAC and VOBA, Net of Interest
Annuities	$310	$284	$346
Retirement Plan Services	27	29	37
Life Insurance	709	806	640
Group Protection	126	80	57
Total amortization of DAC and VOBA, net of interest	$1,172	$1,199	$1,080

	For the Years Ended December 31,
	2016	2015	2014
Federal Income Tax Expense (Benefit)
Annuities	$261	$281	$225
Retirement Plan Services	43	46	48
Life Insurance	210	118	167
Group Protection	35	23	12
Other Operations	(42)	(33)	10
Excluded realized gain (loss)	(241)	(141)	(243)
Reserve changes (net of related amortization)
on business sold through reinsurance	1	1	1
Total federal income tax expense (benefit)	$267	$295	$220

	As of December 31,
	2016	2015
Assets
Annuities	$132,956	$130,840
Retirement Plan Services	34,346	32,651
Life Insurance	75,868	70,695
Group Protection	4,007	4,182
Other Operations	14,874	14,320
Total assets	$262,051	$252,688

74

23.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2016	2015	2014
Interest paid	$91	$106	$104
Income taxes paid (received)	121	125	172
Significant non-cash investing and financing transactions:
Disposal of note receivable from affiliate	-	-	(500)
Acquisition of note receivable from affiliate	42	54	712
Other assets received in our financing transaction	-	252	-
Exchange of surplus note for promissory note with affiliate:
Carrying value of asset	124	123	88
Carrying value of liability	(124)	(123)	(88)
Net asset (liability) from exchange	$-	$-	$-
Reinsurance ceded:
Carrying value of assets	$-	$-	$15
Carrying value of liabilities	-	-	15
Total reinsurance ceded	$-	$-	$30

24.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Balance Sheets:

T

	As of December 31,
	2016	2015
Assets with affiliates:
Accrued inter-company interest receivable	$8	$4	Accrued investment income
Bonds	1,611	1,534	Fixed maturity AFS securities
Ceded reinsurance contracts	(191)	(226)	Deferred acquisition costs and value of
			business acquired
Ceded reinsurance contracts	2,148	1,983	Reinsurance recoverables
Ceded reinsurance contracts	112	184	Reinsurance related embedded derivatives
Ceded reinsurance contracts	198	714	Other assets
Cash management agreement investment	164	98	Other assets
Service agreement receivable	27	42	Other assets
Ceded reinsurance contracts	9	9	Other assets

Liabilities with affiliates:
Accrued inter-company interest payable	26	2	Other liabilities
Assumed reinsurance contracts	31	34	Future contract benefits
Assumed reinsurance contracts	403	414	Other contract holder funds
Service agreement payable	34	34	Other liabilities
Ceded reinsurance contracts	(47)	(50)	Other contract holder funds
Ceded reinsurance contracts	2,851	3,841	Funds withheld reinsurance liabilities
Ceded reinsurance contracts
Ceded reinsurance contracts	84	81	Other liabilities
Inter-company short-term debt	280	90	Short-term debt
Inter-company long-term debt	2,549	2,495	Long-term debt

75

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended
	December 31,
	2016	2015	2014
Revenues with affiliates:
Premiums received on assumed reinsurance contracts	$(389)	$(411)	$(574)	Insurance premiums
Net investment income on intercompany notes	38	31	12	Net investment income
Fees for management of general account	(117)	(109)	(105)	Net investment income
Net investment income on ceded funds withheld treaties	(69)	(62)	-	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	(516)	664	1,265	Realized gain (loss)
Reinsurance related settlements	488	(881)	(1,573)	Realized gain (loss)
Other gains (losses)	(93)	157	(199)	Realized gain (loss)

Benefits and expenses with affiliates:
Reinsurance (recoveries) benefits on ceded reinsurance	(424)	(478)	255	Benefits
Ceded reinsurance contracts	(14)	(15)	-	Commissions and other
				expenses
Service agreement payments	76	42	76	Commissions and other
				expenses
Interest expense on inter-company debt	111	102	102	Interest and debt expense
Interest credited on assumed reinsurance contracts	61	59	15	Interest credited

Bonds

LNC issues bonds to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate.

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing and lending limit is currently 3% of our admitted assets as of our most recent year end.

Service Agreement

In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  headcount, capital, investments by product, weighted policies in force, and sales.

Ceded Reinsurance Contracts

As discussed in Note 10, we cede insurance contracts to and assume insurance contracts from affiliated companies.  We cede certain guaranteed benefit risks (including certain GDB and GWB benefits) to LNBAR.  As discussed in Note 7, we cede the GLB reserves embedded derivatives and the related hedge results to LNBAR.  As discussed in Note 4, we also cede the risks for no-lapse benefit guarantees under certain UL contracts to LNBAR.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies.  To take reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary of LOCs aggregating to $320 million and $401 million as of December 31, 2016 and 2015, respectively.  The LOCs are obtained by the affiliate reinsurer and issued by banks in order for the Company to recognize the reserve credit.

25.  Subsequent Events

Management evaluated subsequent events for the Company through March 31, 2017, the date the financial statements were available to be issued.  On March 28, 2017, LNL paid a cash dividend in the amount of $210 million to LNC.  Management identified no other items or events required for disclosure.

76

Lincoln Life Variable Annuity Account N

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
AB VPS Global Thematic Growth Portfolio Class B	$24,528,884	$36,285	$24,565,169	$—	$2,193	$24,562,976
AB VPS International Value Portfolio Class B	2,454	—	2,454	—	—	2,454
AB VPS Large Cap Growth Portfolio Class B	9,426,990	—	9,426,990	118	840	9,426,032
AB VPS Small/Mid Cap Value Portfolio Class A	382,014	—	382,014	—	9	382,005
AB VPS Small/Mid Cap Value Portfolio Class B	191,872,929	—	191,872,929	130,776	16,959	191,725,194
Alps|Alerian Energy Infrastructure Portfolio Class I	241,035	—	241,035	—	6	241,029
Alps|Alerian Energy Infrastructure Portfolio Class III	5,468,839	19	5,468,858	—	356	5,468,502
Alps|Red Rocks Listed Private Equity Portfolio Class I	26,877	—	26,877	—	1	26,876
Alps|Red Rocks Listed Private Equity Portfolio Class III	5,435,405	—	5,435,405	14	391	5,435,000
Alps|Stadion Tactical Defensive Portfolio Class I	55,447	—	55,447	—	2	55,445
Alps|Stadion Tactical Defensive Portfolio Class III	4,510,251	62	4,510,313	—	324	4,509,989
Alps|Stadion Tactical Growth Portfolio Class III	3,972,572	—	3,972,572	—	271	3,972,301
American Century VP Balanced Fund Class II	18,445,345	—	18,445,345	152,060	1,693	18,291,592
American Century VP Inflation Protection Fund Class II	27,228	—	27,228	—	3	27,225
American Funds Asset Allocation Fund Class 1	13,813,616	—	13,813,616	—	505	13,813,111
American Funds Asset Allocation Fund Class 4	87,611,494	66,637	87,678,131	—	5,922	87,672,209
American Funds Blue Chip Income and Growth Fund Class 1	3,345,905	—	3,345,905	746	141	3,345,018
American Funds Blue Chip Income and Growth Fund Class 4	19,618,849	—	19,618,849	—	1,293	19,617,556
American Funds Bond Fund Class 1	3,654,841	—	3,654,841	—	148	3,654,693
American Funds Capital Income Builder Fund Class 1	916,529	—	916,529	—	24	916,505
American Funds Capital Income Builder Fund Class 4	26,561,590	33,427	26,595,017	—	1,745	26,593,272
American Funds Global Balanced Fund Class 1	555,879	—	555,879	—	19	555,860
American Funds Global Bond Fund Class 1	2,221,457	1,230	2,222,687	—	102	2,222,585
American Funds Global Growth Fund Class 1	2,168,745	—	2,168,745	—	82	2,168,663
American Funds Global Growth Fund Class 2	273,083,113	3,380	273,086,493	—	22,892	273,063,601
American Funds Global Growth Fund Class 4	16,810,257	15,537	16,825,794	—	1,110	16,824,684
American Funds Global Growth and Income Fund Class 1	1,471,346	179	1,471,525	—	66	1,471,459
American Funds Global Small Capitalization Fund Class 1	1,145,764	—	1,145,764	—	46	1,145,718
American Funds Global Small Capitalization Fund Class 2	378,819,802	28,313	378,848,115	—	26,074	378,822,041
American Funds Global Small Capitalization Fund Class 4	5,053,154	17,500	5,070,654	—	328	5,070,326
American Funds Growth Fund Class 1	8,098,770	—	8,098,770	45	332	8,098,393
American Funds Growth Fund Class 2	1,373,207,430	—	1,373,207,430	339,703	123,169	1,372,744,558
American Funds Growth Fund Class 4	52,029,492	59,951	52,089,443	—	3,467	52,085,976
American Funds Growth-Income Fund Class 1	4,355,998	—	4,355,998	—	171	4,355,827
American Funds Growth-Income Fund Class 2	1,857,087,056	—	1,857,087,056	218,826	147,362	1,856,720,868
American Funds Growth-Income Fund Class 4	34,696,318	48,666	34,744,984	—	2,381	34,742,603
American Funds High-Income Bond Fund Class 1	1,307,167	—	1,307,167	186	60	1,306,921

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
American Funds International Fund Class 1	$3,499,730	$591	$3,500,321	$—	$130	$3,500,191
American Funds International Fund Class 2	629,001,419	77,955	629,079,374	—	48,916	629,030,458
American Funds International Fund Class 4	15,448,086	123	15,448,209	—	1,026	15,447,183
American Funds International Growth and Income Fund Class 1	1,418,815	—	1,418,815	—	65	1,418,750
American Funds Managed Risk Asset Allocation Fund Class P1	1,208,379	—	1,208,379	—	54	1,208,325
American Funds Managed Risk Asset Allocation Fund Class P2	68,786,677	12,789	68,799,466	—	5,668	68,793,798
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	147,596	—	147,596	—	9	147,587
American Funds Managed Risk Growth Fund Class P1	117,502	—	117,502	—	5	117,497
American Funds Managed Risk Growth-Income Fund Class P1	24,078	—	24,078	—	2	24,076
American Funds Managed Risk International Fund Class P1	42,595	—	42,595	—	2	42,593
American Funds Mortgage Fund Class 1	373,863	—	373,863	—	22	373,841
American Funds Mortgage Fund Class 4	4,621,747	—	4,621,747	—	301	4,621,446
American Funds New World Fund Class 1	2,941,540	271	2,941,811	—	112	2,941,699
American Funds New World Fund Class 4	14,557,060	267	14,557,327	—	952	14,556,375
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	246,795	—	246,795	—	11	246,784
BlackRock Global Allocation V.I. Fund Class I	3,731,954	53	3,732,007	—	127	3,731,880
BlackRock Global Allocation V.I. Fund Class III	1,119,624,189	—	1,119,624,189	711,041	103,918	1,118,809,230
BlackRock iShares Alternative Strategies V.I. Fund Class I	9,323	—	9,323	—	—	9,323
BlackRock iShares Alternative Strategies V.I. Fund Class III	3,329,021	—	3,329,021	—	245	3,328,776
Catalyst Dividend Capture VA Fund	1,383,686	—	1,383,686	935	100	1,382,651
ClearBridge Variable Aggressive Growth Portfolio Class I	198,297	—	198,297	—	4	198,293
ClearBridge Variable Aggressive Growth Portfolio Class II	19,054,258	—	19,054,258	—	1,244	19,053,014
ClearBridge Variable Mid Cap Portfolio Class I	313,631	—	313,631	—	10	313,621
ClearBridge Variable Mid Cap Portfolio Class II	21,559,186	21,022	21,580,208	—	1,588	21,578,620
Delaware VIP Diversified Income Series Standard Class	4,519,360	227	4,519,587	—	179	4,519,408
Delaware VIP Diversified Income Series Service Class	1,764,344,376	494,406	1,764,838,782	—	154,519	1,764,684,263
Delaware VIP Emerging Markets Series Standard Class	243,313	—	243,313	—	6	243,307
Delaware VIP Emerging Markets Series Service Class	275,805,754	141,470	275,947,224	—	24,647	275,922,577
Delaware VIP High Yield Series Standard Class	5,329,840	—	5,329,840	—	414	5,329,426
Delaware VIP High Yield Series Service Class	140,320,430	—	140,320,430	128,189	13,048	140,179,193
Delaware VIP International Value Equity Series Standard Class	120,832	—	120,832	4	9	120,819
Delaware VIP Limited-Term Diversified Income Series Standard Class	1,115,430	428	1,115,858	—	75	1,115,783
Delaware VIP Limited-Term Diversified Income Series Service Class	1,274,539,276	—	1,274,539,276	261,391	94,202	1,274,183,683
Delaware VIP REIT Series Standard Class	3,461,851	—	3,461,851	2	252	3,461,597

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Delaware VIP REIT Series Service Class	$171,771,104	$451	$171,771,555	$—	$15,005	$171,756,550
Delaware VIP Small Cap Value Series Standard Class	7,337,791	—	7,337,791	—	555	7,337,236
Delaware VIP Small Cap Value Series Service Class	364,699,949	—	364,699,949	352,821	32,723	364,314,405
Delaware VIP Smid Cap Growth Series Standard Class	7,382,394	—	7,382,394	—	566	7,381,828
Delaware VIP Smid Cap Growth Series Service Class	176,895,389	27,875	176,923,264	—	15,703	176,907,561
Delaware VIP U.S. Growth Series Service Class	309,319,932	110,315	309,430,247	—	19,577	309,410,670
Delaware VIP Value Series Standard Class	6,918,767	—	6,918,767	523	521	6,917,723
Delaware VIP Value Series Service Class	314,083,270	—	314,083,270	81,111	28,831	313,973,328
Deutsche Alternative Asset Allocation VIP Portfolio Class A	1,022,713	500	1,023,213	—	57	1,023,156
Deutsche Alternative Asset Allocation VIP Portfolio Class B	53,358,100	—	53,358,100	10,553	4,785	53,342,762
Deutsche Equity 500 Index VIP Portfolio Class A	5,986,299	32	5,986,331	—	536	5,985,795
Deutsche Small Cap Index VIP Portfolio Class A	3,623,418	—	3,623,418	2	312	3,623,104
Eaton Vance VT Floating-Rate Income Fund Initial Class	11,528,205	—	11,528,205	1,692	778	11,525,735
Eaton Vance VT Floating-Rate Income Fund ADV Class	2,228,096	—	2,228,096	—	50	2,228,046
Fidelity VIP Contrafund Portfolio Initial Class	1,341,995	—	1,341,995	—	30	1,341,965
Fidelity VIP Contrafund Portfolio Service Class 2	1,017,210,510	—	1,017,210,510	354,282	90,603	1,016,765,625
Fidelity VIP Growth Portfolio Initial Class	3,956,258	—	3,956,258	5	302	3,955,951
Fidelity VIP Growth Portfolio Service Class 2	161,301,167	58,321	161,359,488	—	14,569	161,344,919
Fidelity VIP Mid Cap Portfolio Initial Class	1,142,449	—	1,142,449	—	27	1,142,422
Fidelity VIP Mid Cap Portfolio Service Class 2	518,939,094	—	518,939,094	392,357	45,327	518,501,410
Fidelity VIP Strategic Income Portfolio Initial Class	458,267	—	458,267	—	10	458,257
Fidelity VIP Strategic Income Portfolio Service Class 2	7,832,245	22,715	7,854,960	—	516	7,854,444
First Trust Dorsey Wright Tactical Core Portfolio Class I	1,929,066	—	1,929,066	771	128	1,928,167
First Trust Multi Income Allocation Portfolio Class I	5,078,506	—	5,078,506	—	369	5,078,137
First Trust Multi Income Allocation Portfolio Class II	49,366	—	49,366	—	2	49,364
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	16,732,258	—	16,732,258	777	1,203	16,730,278
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	6,136	—	6,136	—	—	6,136
Franklin Founding Funds Allocation VIP Fund Class 4	6,182,498	79,995	6,262,493	—	421	6,262,072
Franklin Income VIP Fund Class 1	104,719	—	104,719	—	2	104,717
Franklin Income VIP Fund Class 2	571,592,574	—	571,592,574	195,314	48,536	571,348,724
Franklin Income VIP Fund Class 4	24,945,793	52,545	24,998,338	—	1,644	24,996,694
Franklin Mutual Shares VIP Fund Class 1	637,064	—	637,064	—	14	637,050
Franklin Mutual Shares VIP Fund Class 2	733,544,157	—	733,544,157	516,464	48,797	732,978,896
Franklin Mutual Shares VIP Fund Class 4	5,503,538	—	5,503,538	—	358	5,503,180
Franklin Rising Dividends VIP Fund Class 1	648,712	—	648,712	—	15	648,697

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Franklin Rising Dividends VIP Fund Class 4	$16,010,605	$—	$16,010,605	$102	$1,066	$16,009,437
Franklin Small Cap Value VIP Fund Class 1	382,600	—	382,600	—	9	382,591
Franklin Small Cap Value VIP Fund Class 4	5,964,086	—	5,964,086	24	393	5,963,669
Franklin Small-Mid Cap Growth VIP Fund Class 1	199,817	—	199,817	—	5	199,812
Franklin Small-Mid Cap Growth VIP Fund Class 4	3,236,531	33	3,236,564	—	210	3,236,354
Goldman Sachs VIT Large Cap Value Fund Service Shares	152,840,587	—	152,840,587	123,831	8,105	152,708,651
Goldman Sachs VIT Government Money Market Fund Institutional Shares	1,451,341	—	1,451,341	17,000	45	1,434,296
Goldman Sachs VIT Government Money Market Fund Service Shares	47,466,818	1,215	47,468,033	—	2,953	47,465,080
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	2,561,301	—	2,561,301	—	173	2,561,128
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares	56,610	—	56,610	—	2	56,608
Goldman Sachs VIT Strategic Income Fund Advisor Shares	5,058,915	—	5,058,915	—	345	5,058,570
Goldman Sachs VIT Strategic Income Fund Institutional Shares	24,557	—	24,557	—	1	24,556
Guggenheim Long Short Equity Fund	3,383,705	—	3,383,705	—	209	3,383,496
Guggenheim Multi-Hedge Strategies Fund	4,189,891	—	4,189,891	47,188	267	4,142,436
Hartford Capital Appreciation HLS Fund Class IA	81,464	—	81,464	—	2	81,462
Hartford Capital Appreciation HLS Fund Class IC	8,570,201	79,705	8,649,906	—	602	8,649,304
Invesco V.I. American Franchise Fund Series I	2,457,575	—	2,457,575	5	193	2,457,377
Invesco V.I. American Franchise Fund Series II	1,262,161	—	1,262,161	—	119	1,262,042
Invesco V.I. Balanced-Risk Allocation Fund Series I	179,473	—	179,473	—	4	179,469
Invesco V.I. Balanced-Risk Allocation Fund Series II	11,501,368	—	11,501,368	—	773	11,500,595
Invesco V.I. Comstock Fund Series I	127,174	—	127,174	—	3	127,171
Invesco V.I. Comstock Fund Series II	3,609,351	—	3,609,351	—	220	3,609,131
Invesco V.I. Core Equity Fund Series I	6,615,980	—	6,615,980	393	531	6,615,056
Invesco V.I. Core Equity Fund Series II	1,584,588	—	1,584,588	6	140	1,584,442
Invesco V.I. Diversified Dividend Fund Series I	31,900	—	31,900	—	1	31,899
Invesco V.I. Diversified Dividend Fund Series II	16,088,921	—	16,088,921	—	1,034	16,087,887
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	28,708	—	28,708	—	1	28,707
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	15,592,310	32,158	15,624,468	—	1,055	15,623,413
Invesco V.I. Equity and Income Fund Series I	18,139	—	18,139	—	—	18,139
Invesco V.I. Equity and Income Fund Series II	7,540,335	—	7,540,335	—	516	7,539,819
Invesco V.I. International Growth Fund Series I	1,938,017	—	1,938,017	—	142	1,937,875
Invesco V.I. International Growth Fund Series II	31,187,072	56,589	31,243,661	—	2,545	31,241,116
Ivy VIP Asset Strategy Portfolio	8,657,627	—	8,657,627	28,982	571	8,628,074
Ivy VIP Energy Portfolio	7,342,538	10	7,342,548	—	474	7,342,074
Ivy VIP High Income Portfolio	12,679,715	—	12,679,715	1,899	829	12,676,987
Ivy VIP Micro Cap Growth Portfolio	3,081,147	209	3,081,356	—	197	3,081,159
Ivy VIP Mid Cap Growth Portfolio	4,560,169	—	4,560,169	3	289	4,559,877
Ivy VIP Science and Technology Portfolio	11,287,055	—	11,287,055	—	730	11,286,325

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Janus Aspen Balanced Portfolio Service Shares	$13,428,239	$35	$13,428,274	$—	$1,204	$13,427,070
Janus Aspen Enterprise Portfolio Service Shares	6,273,076	—	6,273,076	18	569	6,272,489
Janus Aspen Global Research Portfolio Service Shares	685,389	—	685,389	—	60	685,329
JPMorgan Insurance Trust Global Allocation Portfolio Class 2	3,671,962	—	3,671,962	—	308	3,671,654
JPMorgan Insurance Trust Income Builder Portfolio Class 2	1,178,739	8,749	1,187,488	—	85	1,187,403
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1	152,947	—	152,947	—	3	152,944
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2	9,354,599	43,130	9,397,729	—	622	9,397,107
Lord Abbett Bond Debenture Portfolio Class VC	14,052,544	13,123	14,065,667	—	868	14,064,799
Lord Abbett Developing Growth Portfolio Class VC	4,270,755	—	4,270,755	—	272	4,270,483
Lord Abbett Fundamental Equity Portfolio Class VC	14,512,377	—	14,512,377	7,160	761	14,504,456
Lord Abbett Short Duration Income Portfolio Class VC	17,300,591	40,025	17,340,616	—	1,118	17,339,498
LVIP American Balanced Allocation Fund Standard Class	5,417,147	91,258	5,508,405	—	344	5,508,061
LVIP American Balanced Allocation Fund Service Class	24,895,014	—	24,895,014	2,002	1,727	24,891,285
LVIP American Century Select Mid Cap Managed Volatility Fund Service Class	240,257,558	139,715	240,397,273	—	21,815	240,375,458
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	654,553	—	654,553	—	31	654,522
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	21,917,307	12,685	21,929,992	—	1,815	21,928,177
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	665,862	—	665,862	—	25	665,837
LVIP American Global Growth Allocation Managed Risk Fund Service Class	63,231,481	—	63,231,481	3,751	5,120	63,222,610
LVIP American Global Growth Fund Service Class II	117,172,827	159,447	117,332,274	—	10,720	117,321,554
LVIP American Global Small Capitalization Fund Service Class II	63,484,020	54,486	63,538,506	—	5,672	63,532,834
LVIP American Growth Allocation Fund Standard Class	2,122,441	—	2,122,441	94	97	2,122,250
LVIP American Growth Allocation Fund Service Class	20,198,634	—	20,198,634	10	1,311	20,197,313
LVIP American Growth Fund Service Class II	348,366,767	44,801	348,411,568	—	31,703	348,379,865
LVIP American Growth-Income Fund Service Class II	303,888,568	—	303,888,568	118,580	27,249	303,742,739
LVIP American Income Allocation Fund Standard Class	57,083	—	57,083	—	5	57,078
LVIP American International Fund Service Class II	135,075,895	51,101	135,126,996	—	12,286	135,114,710
LVIP American Preservation Fund Standard Class	118,028	—	118,028	—	9	118,019
LVIP American Preservation Fund Service Class	7,242,411	—	7,242,411	3,950	466	7,237,995

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP Baron Growth Opportunities Fund Standard Class	$641,325	$—	$641,325	$—	$15	$641,310
LVIP Baron Growth Opportunities Fund Service Class	151,721,767	—	151,721,767	128,075	13,839	151,579,853
LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class	374,883	—	374,883	—	13	374,870
LVIP BlackRock Dividend Value Managed Volatility Fund Service Class	741,829,798	1,083	741,830,881	—	67,153	741,763,728
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class	159,963	—	159,963	—	9	159,954
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class	910,871,799	—	910,871,799	306,702	86,014	910,479,083
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class	66,565,492	884,656	67,450,148	—	5,918	67,444,230
LVIP BlackRock Inflation Protected Bond Fund Standard Class	846,230	183	846,413	—	34	846,379
LVIP BlackRock Inflation Protected Bond Fund Service Class	748,622,292	247,952	748,870,244	—	67,569	748,802,675
LVIP BlackRock Multi-Asset Income Fund Standard Class	257,194	—	257,194	—	6	257,188
LVIP BlackRock Multi-Asset Income Fund Service Class	6,300,244	—	6,300,244	8	436	6,299,800
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class	116,611,838	1,775,496	118,387,334	—	10,944	118,376,390
LVIP Blended Core Equity Managed Volatility Fund Standard Class	70,274	—	70,274	—	4	70,270
LVIP Blended Core Equity Managed Volatility Fund Service Class	214,822,499	36,935	214,859,434	—	19,096	214,840,338
LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class	2,272,238	—	2,272,238	75	243	2,271,920
LVIP Blended Large Cap Growth Managed Volatility Fund Service Class	443,278,846	198,397	443,477,243	—	39,858	443,437,385
LVIP Blended Mid Cap Managed Volatility Fund Standard Class	79,493	—	79,493	—	4	79,489
LVIP Blended Mid Cap Managed Volatility Fund Service Class	441,043,299	128,035	441,171,334	—	39,799	441,131,535
LVIP Clarion Global Real Estate Fund Standard Class	323,600	—	323,600	—	7	323,593
LVIP Clarion Global Real Estate Fund Service Class	98,383,100	38,041	98,421,141	—	8,506	98,412,635
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	82,841,410	52,599	82,894,009	—	7,454	82,886,555
LVIP Delaware Bond Fund Standard Class	84,523,649	1,916	84,525,565	—	7,721	84,517,844
LVIP Delaware Bond Fund Service Class	3,058,987,121	1,222,441	3,060,209,562	—	235,307	3,059,974,255
LVIP Delaware Diversified Floating Rate Fund Standard Class	1,346,801	114	1,346,915	—	79	1,346,836
LVIP Delaware Diversified Floating Rate Fund Service Class	701,128,339	50,506	701,178,845	—	64,847	701,113,998
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	4,422,711	42	4,422,753	—	414	4,422,339
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	13,173,108	94	13,173,202	—	1,261	13,171,941

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP Delaware Social Awareness Fund Standard Class	$7,450,941	$—	$7,450,941	$42	$664	$7,450,235
LVIP Delaware Social Awareness Fund Service Class	57,555,676	—	57,555,676	5,264	5,025	57,545,387
LVIP Delaware Special Opportunities Fund Service Class	59,642,623	—	59,642,623	82,160	5,186	59,555,277
LVIP Dimensional International Equity Managed Volatility Fund Standard Class	1,341,000	—	1,341,000	240	49	1,340,711
LVIP Dimensional International Equity Managed Volatility Fund Service Class	255,441,060	—	255,441,060	45,309	22,934	255,372,817
LVIP Dimensional International Core Equity Fund Standard Class	1,499,170	—	1,499,170	—	38	1,499,132
LVIP Dimensional International Core Equity Fund Service Class	10,335,864	—	10,335,864	31,302	870	10,303,692
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	1,576,784	—	1,576,784	—	52	1,576,732
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	52,574,745	63,075	52,637,820	—	4,608	52,633,212
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	1,267,909	—	1,267,909	—	33	1,267,876
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	15,021,563	36,009	15,057,572	—	1,364	15,056,208
LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class	3,454,714	—	3,454,714	562	117	3,454,035
LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class	497,607,974	—	497,607,974	158,328	44,696	497,404,950
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	5,441,383	2,382	5,443,765	—	195	5,443,570
LVIP Dimensional/Vanguard Total Bond Fund Service Class	473,509,845	13,977	473,523,822	—	42,276	473,481,546
LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class	725,507,123	—	725,507,123	155,611	65,430	725,286,082
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	2,126,824	—	2,126,824	—	150	2,126,674
LVIP Franklin Templeton Value Managed Volatility Fund Standard Class	10,336	—	10,336	—	—	10,336
LVIP Franklin Templeton Value Managed Volatility Fund Service Class	258,640,052	—	258,640,052	39,843	23,503	258,576,706
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	175,471	—	175,471	—	6	175,465
LVIP Global Conservative Allocation Managed Risk Fund Service Class	1,256,227,080	—	1,256,227,080	599,667	116,043	1,255,511,370
LVIP Global Growth Allocation Managed Risk Fund Standard Class	4,010,518	—	4,010,518	—	149	4,010,369
LVIP Global Growth Allocation Managed Risk Fund Service Class	8,210,133,478	—	8,210,133,478	2,798,755	674,336	8,206,660,387
LVIP Global Income Fund Standard Class	622,206	—	622,206	—	14	622,192
LVIP Global Income Fund Service Class	594,091,646	167,164	594,258,810	—	52,787	594,206,023
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	854,724	—	854,724	—	54	854,670
LVIP Global Moderate Allocation Managed Risk Fund Service Class	6,514,069,390	—	6,514,069,390	1,372,913	539,453	6,512,157,024

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP Goldman Sachs Income Builder Fund Standard Class	$29,223	$—	$29,223	$—	$1	$29,222
LVIP Goldman Sachs Income Builder Fund Service Class	3,924,777	—	3,924,777	—	255	3,924,522
LVIP Government Money Market Fund Standard Class	26,364,157	—	26,364,157	36,163	2,355	26,325,639
LVIP Government Money Market Fund Service Class	221,576,806	—	221,576,806	276,760	19,730	221,280,316
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	252,712,052	31,344	252,743,396	—	22,835	252,720,561
LVIP Invesco Select Equity Managed Volatility Fund Standard Class	73,654	—	73,654	—	5	73,649
LVIP Invesco Select Equity Managed Volatility Fund Service Class	125,959,860	—	125,959,860	29,701	11,164	125,918,995
LVIP JPMorgan High Yield Fund Standard Class	135,350	—	135,350	—	3	135,347
LVIP JPMorgan High Yield Fund Service Class	171,966,591	—	171,966,591	4,737	13,502	171,948,352
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class	261,505	—	261,505	485	11	261,009
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class	528,709,858	126,050	528,835,908	—	47,472	528,788,436
LVIP Managed Risk Profile 2010 Fund Service Class	5,157,531	—	5,157,531	777	458	5,156,296
LVIP Managed Risk Profile 2020 Fund Service Class	10,365,125	—	10,365,125	209	931	10,363,985
LVIP Managed Risk Profile 2030 Fund Service Class	5,018,431	236	5,018,667	—	472	5,018,195
LVIP Managed Risk Profile 2040 Fund Service Class	3,945,005	—	3,945,005	1,241	350	3,943,414
LVIP MFS International Growth Fund Standard Class	30,784	—	30,784	—	1	30,783
LVIP MFS International Growth Fund Service Class	151,403,140	75,213	151,478,353	—	10,836	151,467,517
LVIP MFS International Equity Managed Volatility Fund Service Class	198,232,772	38,316	198,271,088	—	18,185	198,252,903
LVIP MFS Value Fund Standard Class	48,536	—	48,536	—	1	48,535
LVIP MFS Value Fund Service Class	876,018,541	—	876,018,541	243,851	57,479	875,717,211
LVIP Mondrian International Value Fund Standard Class	11,559,271	33	11,559,304	—	1,067	11,558,237
LVIP Mondrian International Value Fund Service Class	272,447,224	2,777	272,450,001	—	20,600	272,429,401
LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class	183,429	—	183,429	—	9	183,420
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	27,559,185	5,142	27,564,327	—	2,519	27,561,808
LVIP PIMCO Low Duration Bond Fund Standard Class	4,330,076	—	4,330,076	—	147	4,329,929
LVIP PIMCO Low Duration Bond Fund Service Class	354,668,940	267,263	354,936,203	—	31,711	354,904,492
LVIP Select Core Equity Managed Volatility Fund Standard Class	205,856	—	205,856	—	9	205,847
LVIP Select Core Equity Managed Volatility Fund Service Class	416,630,908	—	416,630,908	229,935	38,579	416,362,394
LVIP SSGA Bond Index Fund Standard Class	1,137,654	—	1,137,654	—	43	1,137,611

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP SSGA Bond Index Fund Service Class	$973,191,829	$185,461	$973,377,290	$—	$89,268	$973,288,022
LVIP SSGA Conservative Index Allocation Fund Service Class	68,765,577	33,561	68,799,138	—	6,153	68,792,985
LVIP SSGA Conservative Structured Allocation Fund Standard Class	588,258	—	588,258	—	14	588,244
LVIP SSGA Conservative Structured Allocation Fund Service Class	185,531,166	—	185,531,166	39,784	16,030	185,475,352
LVIP SSGA Developed International 150 Fund Standard Class	410,702	—	410,702	—	18	410,684
LVIP SSGA Developed International 150 Fund Service Class	136,871,234	—	136,871,234	37,073	12,456	136,821,705
LVIP SSGA Emerging Markets 100 Fund Standard Class	613,441	150	613,591	—	24	613,567
LVIP SSGA Emerging Markets 100 Fund Service Class	161,984,834	7,606	161,992,440	—	14,623	161,977,817
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class	541,588	—	541,588	—	20	541,568
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class	837,992,237	—	837,992,237	350,757	77,247	837,564,233
LVIP SSGA International Index Fund Standard Class	883,671	624	884,295	—	32	884,263
LVIP SSGA International Index Fund Service Class	258,374,162	16,977	258,391,139	—	23,328	258,367,811
LVIP SSGA International Managed Volatility Fund Standard Class	143,466	472	143,938	—	12	143,926
LVIP SSGA International Managed Volatility Fund Service Class	335,768,426	175,143	335,943,569	—	30,370	335,913,199
LVIP SSGA Large Cap 100 Fund Standard Class	2,269,988	—	2,269,988	1,249	122	2,268,617
LVIP SSGA Large Cap 100 Fund Service Class	307,205,635	—	307,205,635	202,899	28,311	306,974,425
LVIP SSGA Large Cap Managed Volatility Fund Standard Class	33,291	—	33,291	—	2	33,289
LVIP SSGA Large Cap Managed Volatility Fund Service Class	264,510,461	12,548	264,523,009	—	23,966	264,499,043
LVIP SSGA Moderate Index Allocation Fund Service Class	202,104,135	—	202,104,135	105,763	18,077	201,980,295
LVIP SSGA Moderate Structured Allocation Fund Standard Class	184,452	—	184,452	—	4	184,448
LVIP SSGA Moderate Structured Allocation Fund Service Class	766,110,954	—	766,110,954	383,173	68,360	765,659,421
LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class	164,624,406	—	164,624,406	75,296	14,709	164,534,401
LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class	643,916	—	643,916	—	14	643,902
LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class	416,650,615	—	416,650,615	3,436	37,878	416,609,301
LVIP SSGA S&P 500 Index Fund Standard Class	38,554,290	—	38,554,290	1,050	2,778	38,550,462
LVIP SSGA S&P 500 Index Fund Service Class	912,090,578	—	912,090,578	422,111	82,430	911,586,037
LVIP SSGA Small-Cap Index Fund Standard Class	3,134,208	—	3,134,208	1,976	123	3,132,109
LVIP SSGA Small-Cap Index Fund Service Class	275,477,296	—	275,477,296	548,299	24,673	274,904,324
LVIP SSGA SMID Cap Managed Volatility Fund Standard Class	133,715	—	133,715	—	6	133,709
See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP SSGA SMID Cap Managed Volatility Fund Service Class	$268,413,455	$53,261	$268,466,716	$—	$24,679	$268,442,037
LVIP SSGA Small-Mid Cap 200 Fund Standard Class	2,179,415	—	2,179,415	1,086	114	2,178,215
LVIP SSGA Small-Mid Cap 200 Fund Service Class	132,478,785	—	132,478,785	81,854	12,007	132,384,924
LVIP T. Rowe Price Growth Stock Fund Standard Class	684,512	—	684,512	—	15	684,497
LVIP T. Rowe Price Growth Stock Fund Service Class	233,888,168	68,748	233,956,916	—	20,633	233,936,283
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	2,922,412	35	2,922,447	—	280	2,922,167
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	116,824,342	14,230	116,838,572	—	10,319	116,828,253
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	33,485	—	33,485	—	1	33,484
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	584,254,189	203,989	584,458,178	—	47,015	584,411,163
LVIP Vanguard Domestic Equity ETF Fund Standard Class	615,650	—	615,650	—	34	615,616
LVIP Vanguard Domestic Equity ETF Fund Service Class	135,839,839	—	135,839,839	76,175	11,638	135,752,026
LVIP Vanguard International Equity ETF Fund Standard Class	718,906	—	718,906	—	32	718,874
LVIP Vanguard International Equity ETF Fund Service Class	75,708,903	45,850	75,754,753	—	6,402	75,748,351
LVIP Wellington Capital Growth Fund Service Class	293,680,507	106,147	293,786,654	—	17,104	293,769,550
LVIP Wellington Mid-Cap Value Fund Standard Class	253,406	—	253,406	—	6	253,400
LVIP Wellington Mid-Cap Value Fund Service Class	85,510,372	—	85,510,372	93,895	7,413	85,409,064
MFS VIT Growth Series Initial Class	3,181,142	—	3,181,142	—	243	3,180,899
MFS VIT Growth Series Service Class	79,208,402	10,937	79,219,339	—	6,057	79,213,282
MFS VIT Total Return Series Initial Class	7,576,327	—	7,576,327	372	595	7,575,360
MFS VIT Total Return Series Service Class	30,176,277	61,528	30,237,805	—	2,623	30,235,182
MFS VIT Utilities Series Initial Class	7,255,273	—	7,255,273	14	557	7,254,702
MFS VIT Utilities Series Service Class	195,476,411	—	195,476,411	86,281	16,957	195,373,173
MFS VIT II Core Equity Portfolio Service Class	2,204,919	—	2,204,919	23	201	2,204,695
MFS VIT II International Value Series Initial Class	323,811	—	323,811	—	7	323,804
MFS VIT II International Value Series Service Class	17,397,539	26,402	17,423,941	—	1,133	17,422,808
Morgan Stanley UIF Growth Portfolio Class II	1,581,301	—	1,581,301	—	81	1,581,220
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class	28,201,257	—	28,201,257	356	2,613	28,198,288
Oppenheimer Global Fund/VA Service Shares	7,763,708	322	7,764,030	—	411	7,763,619
Oppenheimer International Growth Fund/VA Non-Service Shares	532,832	—	532,832	—	13	532,819
Oppenheimer International Growth Fund/VA Service Shares	8,511,604	231	8,511,835	—	548	8,511,287
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	480,841	—	480,841	—	11	480,830

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Oppenheimer Main Street Small Cap Fund/VA Service Shares	$7,956,717	$95,848	$8,052,565	$—	$538	$8,052,027
PIMCO VIT All Asset All Authority Portfolio Advisor Class	1,712,984	—	1,712,984	—	127	1,712,857
PIMCO VIT All Asset All Authority Portfolio Institutional Class	98,217	—	98,217	—	2	98,215
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	12,902,695	—	12,902,695	792	1,029	12,900,874
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	30,338	—	30,338	—	1	30,337
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	2,926,698	24,500	2,951,198	—	190	2,951,008
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	23,566	—	23,566	—	1	23,565
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	3,522,330	—	3,522,330	—	245	3,522,085
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	33,326	—	33,326	—	1	33,325
Putnam VT Absolute Return 500 Fund Class IB	2,178,060	—	2,178,060	—	143	2,177,917
Putnam VT Global Health Care Fund Class IA	19,211	—	19,211	—	—	19,211
Putnam VT Global Health Care Fund Class IB	8,167,321	2	8,167,323	—	607	8,166,716
Putnam VT Growth & Income Fund Class IB	1,221,023	—	1,221,023	92	111	1,220,820
Putnam VT Income Fund Class IB	4,025,949	8,749	4,034,698	—	265	4,034,433
SIPT VP Market Growth Strategy Fund Class III	1,760,083	—	1,760,083	—	132	1,759,951
SIPT VP Market Plus Strategy Fund Class III	1,787,003	—	1,787,003	—	116	1,786,887
Templeton Foreign VIP Fund Class 1	20,789	—	20,789	—	—	20,789
Templeton Foreign VIP Fund Class 4	2,517,569	65,811	2,583,380	—	168	2,583,212
Templeton Global Bond VIP Fund Class 1	1,539,363	—	1,539,363	—	36	1,539,327
Templeton Global Bond VIP Fund Class 2	354,903,793	—	354,903,793	144,806	30,843	354,728,144
Templeton Global Bond VIP Fund Class 4	17,955,277	—	17,955,277	—	1,210	17,954,067
Templeton Growth VIP Fund Class 2	29,595,043	—	29,595,043	4,864	2,741	29,587,438
UIF Global Infrastructure Portfolio Class I	75,484	—	75,484	—	2	75,482
UIF Global Infrastructure Portfolio Class II	5,917,174	—	5,917,174	—	390	5,916,784
VanEck VIP Global Hard Assets Fund Class S Shares	3,036,171	—	3,036,171	—	184	3,035,987
VanEck VIP Global Hard Assets Fund Initial Class Shares	299,099	—	299,099	—	7	299,092
Virtus Equity Trend Series Class A	1,188,608	—	1,188,608	—	82	1,188,526
Virtus Multi-Sector Fixed Income Series Class A	10,367,290	14,000	10,381,290	—	736	10,380,554
Virtus Multi-Sector Fixed Income Series Class I	13,293	—	13,293	—	—	13,293

See accompanying notes.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln Life Variable Annuity Account N

Statements of operations

Year Ended December 31, 2016

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
AB VPS Global Thematic Growth Portfolio Class B	$—	$(435,126)	$(435,126)	$726,942
AB VPS International Value Portfolio Class B	31	(67)	(36)	(94)
AB VPS Large Cap Growth Portfolio Class B	—	(155,836)	(155,836)	517,578
AB VPS Small/Mid Cap Value Portfolio Class A	1,834	(928)	906	110
AB VPS Small/Mid Cap Value Portfolio Class B	601,365	(2,759,860)	(2,158,495)	(146,934)
Alps|Alerian Energy Infrastructure Portfolio Class I	5,165	(923)	4,242	(5,839)
Alps|Alerian Energy Infrastructure Portfolio Class III	104,115	(46,618)	57,497	(111,399)
Alps|Red Rocks Listed Private Equity Portfolio Class I	1,421	(130)	1,291	4,615
Alps|Red Rocks Listed Private Equity Portfolio Class III	37,943	(56,415)	(18,472)	(8,737)
Alps|Stadion Tactical Defensive Portfolio Class I	—	(69)	(69)	(1)
Alps|Stadion Tactical Defensive Portfolio Class III	—	(60,448)	(60,448)	(67,388)
Alps|Stadion Tactical Growth Portfolio Class III	9,603	(32,103)	(22,500)	16,567
American Century VP Balanced Fund Class II	77,880	(85,175)	(7,295)	14,225
American Century VP Inflation Protection Fund Class II	522	(403)	119	1,459
American Funds Asset Allocation Fund Class 1	217,135	(44,421)	172,714	8,865
American Funds Asset Allocation Fund Class 4	1,118,822	(794,406)	324,416	(65,950)
American Funds Blue Chip Income and Growth Fund Class 1	68,856	(22,442)	46,414	13,475
American Funds Blue Chip Income and Growth Fund Class 4	344,609	(175,451)	169,158	(175,400)
American Funds Bond Fund Class 1	69,666	(23,376)	46,290	6,346
American Funds Capital Income Builder Fund Class 1	22,001	(2,886)	19,115	(404)
American Funds Capital Income Builder Fund Class 4	632,897	(244,549)	388,348	(59,532)
American Funds Global Balanced Fund Class 1	8,319	(2,303)	6,016	(442)
American Funds Global Bond Fund Class 1	17,518	(17,389)	129	(5,633)
American Funds Global Growth Fund Class 1	24,441	(13,934)	10,507	(14,088)
American Funds Global Growth Fund Class 2	2,540,108	(4,335,379)	(1,795,271)	2,639,432
American Funds Global Growth Fund Class 4	113,739	(182,539)	(68,800)	(563,286)
American Funds Global Growth and Income Fund Class 1	27,777	(8,672)	19,105	198
American Funds Global Small Capitalization Fund Class 1	5,294	(6,245)	(951)	(31,657)
American Funds Global Small Capitalization Fund Class 2	940,189	(4,897,118)	(3,956,929)	1,209,283
American Funds Global Small Capitalization Fund Class 4	5,136	(55,805)	(50,669)	(466,000)
American Funds Growth Fund Class 1	77,688	(52,015)	25,673	(56,420)
American Funds Growth Fund Class 2	10,374,389	(22,261,108)	(11,886,719)	26,399,144
American Funds Growth Fund Class 4	265,038	(470,823)	(205,785)	(651,299)
American Funds Growth-Income Fund Class 1	66,713	(24,451)	42,262	(20,020)
American Funds Growth-Income Fund Class 2	26,537,615	(26,466,459)	71,156	34,312,583
American Funds Growth-Income Fund Class 4	408,757	(337,605)	71,152	(472,452)
American Funds High-Income Bond Fund Class 1	75,821	(9,439)	66,382	(6,787)
American Funds International Fund Class 1	56,716	(20,696)	36,020	(106,483)
American Funds International Fund Class 2	8,743,405	(9,183,944)	(440,539)	(3,383,950)
American Funds International Fund Class 4	184,431	(155,245)	29,186	(444,668)
American Funds International Growth and Income Fund Class 1	40,268	(12,160)	28,108	(31,876)
American Funds Managed Risk Asset Allocation Fund Class P1	18,237	(8,745)	9,492	400
American Funds Managed Risk Asset Allocation Fund Class P2	653,941	(727,610)	(73,669)	(20,544)
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	2,630	(1,511)	1,119	(223)
American Funds Managed Risk Growth Fund Class P1	530	(804)	(274)	(20)
American Funds Managed Risk Growth-Income Fund Class P1	348	(338)	10	(164)
American Funds Managed Risk International Fund Class P1	646	(450)	196	(2,097)
American Funds Mortgage Fund Class 1	6,675	(2,998)	3,677	646
American Funds Mortgage Fund Class 4	61,359	(57,111)	4,248	(1,445)
American Funds New World Fund Class 1	27,938	(17,671)	10,267	(25,783)
American Funds New World Fund Class 4	88,650	(148,515)	(59,865)	(157,667)
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	3,904	(1,755)	2,149	31
BlackRock Global Allocation V.I. Fund Class I	51,327	(21,655)	29,672	(27,949)
BlackRock Global Allocation V.I. Fund Class III	13,753,716	(19,586,260)	(5,832,544)	(15,456,759)
BlackRock iShares Alternative Strategies V.I. Fund Class I	254	(29)	225	42
BlackRock iShares Alternative Strategies V.I. Fund Class III	85,968	(22,087)	63,881	6,520
Catalyst Dividend Capture VA Fund	63,053	(17,486)	45,567	25,062

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Global Thematic Growth Portfolio Class B	$—	$726,942	$(987,705)	$(695,889)
AB VPS International Value Portfolio Class B	—	(94)	76	(54)
AB VPS Large Cap Growth Portfolio Class B	1,150,825	1,668,403	(1,468,362)	44,205
AB VPS Small/Mid Cap Value Portfolio Class A	17,231	17,341	42,896	61,143
AB VPS Small/Mid Cap Value Portfolio Class B	9,887,688	9,740,754	28,671,115	36,253,374
Alps|Alerian Energy Infrastructure Portfolio Class I	—	(5,839)	74,404	72,807
Alps|Alerian Energy Infrastructure Portfolio Class III	—	(111,399)	1,352,299	1,298,397
Alps|Red Rocks Listed Private Equity Portfolio Class I	8	4,623	635	6,549
Alps|Red Rocks Listed Private Equity Portfolio Class III	1,532	(7,205)	342,341	316,664
Alps|Stadion Tactical Defensive Portfolio Class I	—	(1)	2,147	2,077
Alps|Stadion Tactical Defensive Portfolio Class III	—	(67,388)	530,717	402,881
Alps|Stadion Tactical Growth Portfolio Class III	—	16,567	277,441	271,508
American Century VP Balanced Fund Class II	—	14,225	127,163	134,093
American Century VP Inflation Protection Fund Class II	216	1,675	(822)	972
American Funds Asset Allocation Fund Class 1	105,631	114,496	272,027	559,237
American Funds Asset Allocation Fund Class 4	1,525,386	1,459,436	3,393,432	5,177,284
American Funds Blue Chip Income and Growth Fund Class 1	214,489	227,964	189,451	463,829
American Funds Blue Chip Income and Growth Fund Class 4	1,177,589	1,002,189	1,131,917	2,303,264
American Funds Bond Fund Class 1	12,786	19,132	(19,263)	46,159
American Funds Capital Income Builder Fund Class 1	—	(404)	388	19,099
American Funds Capital Income Builder Fund Class 4	—	(59,532)	(45,315)	283,501
American Funds Global Balanced Fund Class 1	—	(442)	5,547	11,121
American Funds Global Bond Fund Class 1	3,575	(2,058)	16,695	14,766
American Funds Global Growth Fund Class 1	161,894	147,806	(156,035)	2,278
American Funds Global Growth Fund Class 2	24,228,494	26,867,926	(27,554,781)	(2,482,126)
American Funds Global Growth Fund Class 4	1,306,383	743,097	(637,593)	36,704
American Funds Global Growth and Income Fund Class 1	—	198	40,014	59,317
American Funds Global Small Capitalization Fund Class 1	128,169	96,512	(91,148)	4,413
American Funds Global Small Capitalization Fund Class 2	72,800,504	74,009,787	(66,130,924)	3,921,934
American Funds Global Small Capitalization Fund Class 4	897,917	431,917	(330,643)	50,605
American Funds Growth Fund Class 1	606,208	549,788	106,879	682,340
American Funds Growth Fund Class 2	123,645,773	150,044,917	(36,919,070)	101,239,128
American Funds Growth Fund Class 4	3,339,769	2,688,470	1,194,351	3,677,036
American Funds Growth-Income Fund Class 1	372,030	352,010	(9,690)	384,582
American Funds Growth-Income Fund Class 2	203,394,271	237,706,854	(63,111,936)	174,666,074
American Funds Growth-Income Fund Class 4	2,994,221	2,521,769	283,030	2,875,951
American Funds High-Income Bond Fund Class 1	—	(6,787)	105,922	165,517
American Funds International Fund Class 1	270,641	164,158	(101,046)	99,132
American Funds International Fund Class 2	55,413,312	52,029,362	(36,975,243)	14,613,580
American Funds International Fund Class 4	1,057,155	612,487	(329,687)	311,986
American Funds International Growth and Income Fund Class 1	6,248	(25,628)	12,147	14,627
American Funds Managed Risk Asset Allocation Fund Class P1	34,408	34,808	33,910	78,210
American Funds Managed Risk Asset Allocation Fund Class P2	1,434,984	1,414,440	1,784,799	3,125,570
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	4,543	4,320	13,487	18,926
American Funds Managed Risk Growth Fund Class P1	10,047	10,027	(1,503)	8,250
American Funds Managed Risk Growth-Income Fund Class P1	1,477	1,313	(132)	1,191
American Funds Managed Risk International Fund Class P1	1,231	(866)	(499)	(1,169)
American Funds Mortgage Fund Class 1	2,829	3,475	(4,268)	2,884
American Funds Mortgage Fund Class 4	49,110	47,665	(10,209)	41,704
American Funds New World Fund Class 1	—	(25,783)	133,624	118,108
American Funds New World Fund Class 4	—	(157,667)	761,479	543,947
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	4,546	4,577	(6,608)	118
BlackRock Global Allocation V.I. Fund Class I	—	(27,949)	143,258	144,981
BlackRock Global Allocation V.I. Fund Class III	—	(15,456,759)	43,547,748	22,258,445
BlackRock iShares Alternative Strategies V.I. Fund Class I	—	42	(52)	215
BlackRock iShares Alternative Strategies V.I. Fund Class III	—	6,520	(142,572)	(72,171)
Catalyst Dividend Capture VA Fund	—	25,062	(4,776)	65,853

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2016

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
ClearBridge Variable Aggressive Growth Portfolio Class I	$1,274	$(761)	$513	$(2,040)
ClearBridge Variable Aggressive Growth Portfolio Class II	76,527	(208,783)	(132,256)	(620,895)
ClearBridge Variable Mid Cap Portfolio Class I	2,153	(1,118)	1,035	(3,097)
ClearBridge Variable Mid Cap Portfolio Class II	74,422	(250,293)	(175,871)	(386,794)
Delaware VIP Diversified Income Series Standard Class	114,478	(29,027)	85,451	(12,534)
Delaware VIP Diversified Income Series Service Class	53,914,507	(27,939,732)	25,974,775	(4,380,391)
Delaware VIP Emerging Markets Series Standard Class	153	(535)	(382)	141
Delaware VIP Emerging Markets Series Service Class	2,357,250	(4,528,096)	(2,170,846)	(6,577,332)
Delaware VIP High Yield Series Standard Class	390,588	(74,793)	315,795	(46,020)
Delaware VIP High Yield Series Service Class	9,868,063	(2,399,578)	7,468,485	(4,983,001)
Delaware VIP International Value Equity Series Standard Class	2,432	(1,858)	574	(6,609)
Delaware VIP Limited-Term Diversified Income Series Standard Class	18,199	(13,518)	4,681	113
Delaware VIP Limited-Term Diversified Income Series Service Class	18,398,561	(17,686,912)	711,649	(1,519,352)
Delaware VIP REIT Series Standard Class	63,392	(54,632)	8,760	193,187
Delaware VIP REIT Series Service Class	1,709,604	(2,731,396)	(1,021,792)	5,007,655
Delaware VIP Small Cap Value Series Standard Class	64,050	(90,768)	(26,718)	211,564
Delaware VIP Small Cap Value Series Service Class	2,346,463	(5,230,915)	(2,884,452)	3,735,185
Delaware VIP Smid Cap Growth Series Standard Class	18,037	(105,548)	(87,511)	180,161
Delaware VIP Smid Cap Growth Series Service Class	—	(2,779,557)	(2,779,557)	584,525
Delaware VIP U.S. Growth Series Service Class	1,323,927	(3,705,849)	(2,381,922)	(1,200,205)
Delaware VIP Value Series Standard Class	122,866	(90,032)	32,834	202,349
Delaware VIP Value Series Service Class	4,847,214	(4,793,634)	53,580	8,949,444
Deutsche Alternative Asset Allocation VIP Portfolio Class A	21,338	(9,893)	11,445	(6,755)
Deutsche Alternative Asset Allocation VIP Portfolio Class B	1,060,289	(890,099)	170,190	(516,731)
Deutsche Equity 500 Index VIP Portfolio Class A	126,397	(98,083)	28,314	239,683
Deutsche Small Cap Index VIP Portfolio Class A	37,635	(52,819)	(15,184)	76,030
Eaton Vance VT Floating-Rate Income Fund Initial Class	288,251	(101,036)	187,215	(32,294)
Eaton Vance VT Floating-Rate Income Fund ADV Class	79,674	(8,791)	70,883	(1,238)
Fidelity VIP Contrafund Portfolio Initial Class	6,395	(2,530)	3,865	(268)
Fidelity VIP Contrafund Portfolio Service Class 2	6,128,418	(16,326,471)	(10,198,053)	20,358,192
Fidelity VIP Equity-Income Portfolio Service Class 2	—	(2)	(2)	76
Fidelity VIP Growth Portfolio Initial Class	1,564	(63,921)	(62,357)	283,062
Fidelity VIP Growth Portfolio Service Class 2	—	(2,671,246)	(2,671,246)	4,058,622
Fidelity VIP Mid Cap Portfolio Initial Class	4,612	(3,468)	1,144	(13,722)
Fidelity VIP Mid Cap Portfolio Service Class 2	1,559,675	(7,980,008)	(6,420,333)	(503,109)
Fidelity VIP Overseas Portfolio Service Class 2	—	(5)	(5)	315
Fidelity VIP Strategic Income Portfolio Initial Class	16,174	(1,115)	15,059	76
Fidelity VIP Strategic Income Portfolio Service Class 2	263,219	(60,083)	203,136	15,727
First Trust Dorsey Wright Tactical Core Portfolio Class I	18,830	(18,203)	627	68,640
First Trust Multi Income Allocation Portfolio Class I	100,517	(53,456)	47,061	4,191
First Trust Multi Income Allocation Portfolio Class II	715	(35)	680	—
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	141,837	(166,358)	(24,521)	26,007
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	72	(23)	49	(37)
Franklin Founding Funds Allocation VIP Fund Class 4	181,388	(60,903)	120,485	(37,124)
Franklin Income VIP Fund Class 1	3,826	(310)	3,516	12
Franklin Income VIP Fund Class 2	27,307,994	(8,558,227)	18,749,767	(3,693,202)
Franklin Income VIP Fund Class 4	960,690	(248,236)	712,454	(182,465)
Franklin Mutual Shares VIP Fund Class 1	12,379	(1,533)	10,846	(3,340)
Franklin Mutual Shares VIP Fund Class 2	14,255,036	(8,695,709)	5,559,327	14,294,858
Franklin Mutual Shares VIP Fund Class 4	78,246	(49,802)	28,444	(72,198)
Franklin Rising Dividends VIP Fund Class 1	7,308	(1,974)	5,334	(2,331)
Franklin Rising Dividends VIP Fund Class 4	141,044	(139,376)	1,668	(151,860)
Franklin Small Cap Value VIP Fund Class 1	3,268	(1,269)	1,999	(759)
Franklin Small Cap Value VIP Fund Class 4	22,158	(43,329)	(21,171)	(38,871)
Franklin Small-Mid Cap Growth VIP Fund Class 1	—	(268)	(268)	(36)
Franklin Small-Mid Cap Growth VIP Fund Class 2	—	(31)	(31)	728
Franklin Small-Mid Cap Growth VIP Fund Class 4	—	(28,631)	(28,631)	(115,559)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
ClearBridge Variable Aggressive Growth Portfolio Class I	$10,248	$8,208	$(6,504)	$2,217
ClearBridge Variable Aggressive Growth Portfolio Class II	985,001	364,106	(218,229)	13,621
ClearBridge Variable Mid Cap Portfolio Class I	6,234	3,137	11,770	15,942
ClearBridge Variable Mid Cap Portfolio Class II	483,398	96,604	1,704,246	1,624,979
Delaware VIP Diversified Income Series Standard Class	—	(12,534)	10,210	83,127
Delaware VIP Diversified Income Series Service Class	—	(4,380,391)	4,597,903	26,192,287
Delaware VIP Emerging Markets Series Standard Class	305	446	21,520	21,584
Delaware VIP Emerging Markets Series Service Class	6,198,085	(379,247)	34,790,778	32,240,685
Delaware VIP High Yield Series Standard Class	—	(46,020)	351,383	621,158
Delaware VIP High Yield Series Service Class	—	(4,983,001)	12,216,340	14,701,824
Delaware VIP International Value Equity Series Standard Class	—	(6,609)	9,239	3,204
Delaware VIP Limited-Term Diversified Income Series Standard Class	—	113	4,588	9,382
Delaware VIP Limited-Term Diversified Income Series Service Class	—	(1,519,352)	5,812,521	5,004,818
Delaware VIP REIT Series Standard Class	303,854	497,041	(330,342)	175,459
Delaware VIP REIT Series Service Class	10,085,653	15,093,308	(8,247,035)	5,824,481
Delaware VIP Small Cap Value Series Standard Class	590,198	801,762	968,184	1,743,228
Delaware VIP Small Cap Value Series Service Class	29,214,359	32,949,544	54,875,203	84,940,295
Delaware VIP Smid Cap Growth Series Standard Class	998,970	1,179,131	(613,493)	478,127
Delaware VIP Smid Cap Growth Series Service Class	22,749,804	23,334,329	(10,147,871)	10,406,901
Delaware VIP U.S. Growth Series Service Class	95,004,995	93,804,790	(113,936,702)	(22,513,834)
Delaware VIP Value Series Standard Class	564,020	766,369	(11,890)	787,313
Delaware VIP Value Series Service Class	25,338,134	34,287,578	(745,188)	33,595,970
Deutsche Alternative Asset Allocation VIP Portfolio Class A	—	(6,755)	34,645	39,335
Deutsche Alternative Asset Allocation VIP Portfolio Class B	—	(516,731)	2,053,463	1,706,922
Deutsche Equity 500 Index VIP Portfolio Class A	471,416	711,099	(181,894)	557,519
Deutsche Small Cap Index VIP Portfolio Class A	261,297	337,327	281,228	603,371
Eaton Vance VT Floating-Rate Income Fund Initial Class	—	(32,294)	453,016	607,937
Eaton Vance VT Floating-Rate Income Fund ADV Class	—	(1,238)	110,400	180,045
Fidelity VIP Contrafund Portfolio Initial Class	25,061	24,793	24,501	53,159
Fidelity VIP Contrafund Portfolio Service Class 2	82,195,629	102,553,821	(33,661,114)	58,694,654
Fidelity VIP Equity-Income Portfolio Service Class 2	—	76	—	74
Fidelity VIP Growth Portfolio Initial Class	472,911	755,973	(752,822)	(59,206)
Fidelity VIP Growth Portfolio Service Class 2	15,457,399	19,516,021	(18,692,405)	(1,847,630)
Fidelity VIP Mid Cap Portfolio Initial Class	39,090	25,368	68,771	95,283
Fidelity VIP Mid Cap Portfolio Service Class 2	31,360,201	30,857,092	25,293,200	49,729,959
Fidelity VIP Overseas Portfolio Service Class 2	—	315	—	310
Fidelity VIP Strategic Income Portfolio Initial Class	—	76	199	15,334
Fidelity VIP Strategic Income Portfolio Service Class 2	—	15,727	19,637	238,500
First Trust Dorsey Wright Tactical Core Portfolio Class I	18,492	87,132	10,575	98,334
First Trust Multi Income Allocation Portfolio Class I	—	4,191	232,091	283,343
First Trust Multi Income Allocation Portfolio Class II	—	—	189	869
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	354,201	380,208	851,337	1,207,024
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	158	121	443	613
Franklin Founding Funds Allocation VIP Fund Class 4	159,641	122,517	362,254	605,256
Franklin Income VIP Fund Class 1	—	12	7,138	10,666
Franklin Income VIP Fund Class 2	—	(3,693,202)	48,871,536	63,928,101
Franklin Income VIP Fund Class 4	—	(182,465)	2,037,405	2,567,394
Franklin Mutual Shares VIP Fund Class 1	44,757	41,417	24,069	76,332
Franklin Mutual Shares VIP Fund Class 2	58,724,170	73,019,028	20,827,938	99,406,293
Franklin Mutual Shares VIP Fund Class 4	348,514	276,316	319,623	624,383
Franklin Rising Dividends VIP Fund Class 1	53,125	50,794	13,345	69,473
Franklin Rising Dividends VIP Fund Class 4	1,248,582	1,096,722	350,516	1,448,906
Franklin Small Cap Value VIP Fund Class 1	45,264	44,505	38,357	84,861
Franklin Small Cap Value VIP Fund Class 4	469,942	431,071	582,656	992,556
Franklin Small-Mid Cap Growth VIP Fund Class 1	5,101	5,065	(2,447)	2,350
Franklin Small-Mid Cap Growth VIP Fund Class 2	—	728	62	759
Franklin Small-Mid Cap Growth VIP Fund Class 4	252,358	136,799	(28,089)	80,079

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2016

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Goldman Sachs VIT Large Cap Value Fund Service Shares	$2,791,057	$(1,457,380)	$1,333,677	$(771,076)
Goldman Sachs VIT Government Money Market Fund Institutional Shares	2,142	(3,652)	(1,510)	—
Goldman Sachs VIT Government Money Market Fund Service Shares	17,360	(492,514)	(475,154)	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	18,234	(28,607)	(10,373)	(74,469)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares	601	(130)	471	(790)
Goldman Sachs VIT Strategic Income Fund Advisor Shares	97,719	(57,065)	40,654	(43,287)
Goldman Sachs VIT Strategic Income Fund Institutional Shares	267	(24)	243	—
Guggenheim Long Short Equity Fund	—	(36,850)	(36,850)	(36,424)
Guggenheim Multi-Hedge Strategies Fund	3,495	(45,963)	(42,468)	(3,255)
Hartford Capital Appreciation HLS Fund Class IA	898	(312)	586	(633)
Hartford Capital Appreciation HLS Fund Class IC	58,153	(89,368)	(31,215)	(227,956)
Invesco V.I. American Franchise Fund Series I	—	(34,655)	(34,655)	68,014
Invesco V.I. American Franchise Fund Series II	—	(21,764)	(21,764)	29,610
Invesco V.I. Balanced-Risk Allocation Fund Series I	756	(740)	16	(3,935)
Invesco V.I. Balanced-Risk Allocation Fund Series II	17,189	(101,512)	(84,323)	(65,987)
Invesco V.I. Comstock Fund Series I	1,828	(376)	1,452	15
Invesco V.I. Comstock Fund Series II	37,580	(29,048)	8,532	(22,789)
Invesco V.I. Core Equity Fund Series I	51,965	(99,784)	(47,819)	218,735
Invesco V.I. Core Equity Fund Series II	7,956	(26,246)	(18,290)	67,769
Invesco V.I. Diversified Dividend Fund Series I	395	(176)	219	2,434
Invesco V.I. Diversified Dividend Fund Series II	166,405	(136,438)	29,967	97,560
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	195	(79)	116	(193)
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	52,139	(143,983)	(91,844)	(284,453)
Invesco V.I. Equity and Income Fund Series I	—	(10)	(10)	1
Invesco V.I. Equity and Income Fund Series II	97,183	(70,003)	27,180	(63,490)
Invesco V.I. International Growth Fund Series I	27,872	(27,953)	(81)	98,149
Invesco V.I. International Growth Fund Series II	352,360	(425,124)	(72,764)	(177,330)
Ivy VIP Asset Strategy Portfolio	56,402	(112,702)	(56,300)	(607,853)
Ivy VIP Energy Portfolio	6,693	(64,065)	(57,372)	(37,715)
Ivy VIP High Income Portfolio	690,437	(120,655)	569,782	(130,528)
Ivy VIP Micro Cap Growth Portfolio	—	(23,149)	(23,149)	(67,620)
Ivy VIP Mid Cap Growth Portfolio	—	(44,435)	(44,435)	(93,304)
Ivy VIP Science and Technology Portfolio	—	(120,069)	(120,069)	(425,498)
Janus Aspen Balanced Portfolio Service Shares	262,465	(219,083)	43,382	247,348
Janus Aspen Enterprise Portfolio Service Shares	1,487	(96,834)	(95,347)	190,494
Janus Aspen Global Research Portfolio Service Shares	6,844	(11,528)	(4,684)	26,858
JPMorgan Insurance Trust Global Allocation Portfolio Class 2	101,586	(45,728)	55,858	5,749
JPMorgan Insurance Trust Income Builder Portfolio Class 2	35,336	(10,933)	24,403	3,511
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1	501	(417)	84	(356)
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2	38,693	(84,895)	(46,202)	(101,047)
Lord Abbett Bond Debenture Portfolio Class VC	616,407	(114,898)	501,509	(12,548)
Lord Abbett Developing Growth Portfolio Class VC	—	(45,375)	(45,375)	(153,955)
Lord Abbett Fundamental Equity Portfolio Class VC	161,667	(136,913)	24,754	9,085
Lord Abbett Short Duration Income Portfolio Class VC	436,711	(160,828)	275,883	(90,912)
LVIP American Balanced Allocation Fund Standard Class	114,266	(81,705)	32,561	131,597
LVIP American Balanced Allocation Fund Service Class	439,977	(233,651)	206,326	(64,157)
LVIP American Century Select Mid Cap Managed Volatility Fund Service Class	2,837,591	(3,042,057)	(204,466)	897,863
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	13,112	(5,498)	7,614	(110)
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	365,280	(272,774)	92,506	(78,767)
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	11,567	(5,695)	5,872	(22,691)
LVIP American Global Growth Allocation Managed Risk Fund Service Class	885,815	(886,296)	(481)	(320,077)
LVIP American Global Growth Fund Service Class II	1,080,113	(1,944,748)	(864,635)	910,857
LVIP American Global Small Capitalization Fund Service Class II	78,031	(1,063,212)	(985,181)	958,853
LVIP American Growth Allocation Fund Standard Class	43,543	(15,245)	28,298	(623)
LVIP American Growth Allocation Fund Service Class	338,675	(192,720)	145,955	(81,616)
LVIP American Growth Fund Service Class II	1,454,804	(5,441,233)	(3,986,429)	7,296,711
LVIP American Growth-Income Fund Service Class II	4,901,645	(4,647,344)	254,301	6,072,939

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Goldman Sachs VIT Large Cap Value Fund Service Shares	$1,541,840	$770,764	$13,078,399	$15,182,840
Goldman Sachs VIT Government Money Market Fund Institutional Shares	—	—	—	(1,510)
Goldman Sachs VIT Government Money Market Fund Service Shares	—	—	—	(475,154)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	—	(74,469)	67,159	(17,683)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares	—	(790)	699	380
Goldman Sachs VIT Strategic Income Fund Advisor Shares	—	(43,287)	(1,237)	(3,870)
Goldman Sachs VIT Strategic Income Fund Institutional Shares	—	—	(106)	137
Guggenheim Long Short Equity Fund	—	(36,424)	46,695	(26,579)
Guggenheim Multi-Hedge Strategies Fund	—	(3,255)	(15,394)	(61,117)
Hartford Capital Appreciation HLS Fund Class IA	7,423	6,790	(3,368)	4,008
Hartford Capital Appreciation HLS Fund Class IC	720,660	492,704	(140,675)	320,814
Invesco V.I. American Franchise Fund Series I	215,692	283,706	(229,765)	19,286
Invesco V.I. American Franchise Fund Series II	117,241	146,851	(128,922)	(3,835)
Invesco V.I. Balanced-Risk Allocation Fund Series I	—	(3,935)	23,090	19,171
Invesco V.I. Balanced-Risk Allocation Fund Series II	—	(65,987)	853,995	703,685
Invesco V.I. Comstock Fund Series I	9,121	9,136	7,036	17,624
Invesco V.I. Comstock Fund Series II	225,915	203,126	241,880	453,538
Invesco V.I. Core Equity Fund Series I	465,774	684,509	(68,882)	567,808
Invesco V.I. Core Equity Fund Series II	109,411	177,180	(31,447)	127,443
Invesco V.I. Diversified Dividend Fund Series I	—	2,434	3,301	5,954
Invesco V.I. Diversified Dividend Fund Series II	—	97,560	1,294,130	1,421,657
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	1,311	1,118	1,534	2,768
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	546,823	262,370	1,268,800	1,439,326
Invesco V.I. Equity and Income Fund Series I	—	1	705	696
Invesco V.I. Equity and Income Fund Series II	187,835	124,345	662,653	814,178
Invesco V.I. International Growth Fund Series I	—	98,149	(133,513)	(35,445)
Invesco V.I. International Growth Fund Series II	—	(177,330)	(304,434)	(554,528)
Ivy VIP Asset Strategy Portfolio	—	(607,853)	306,549	(357,604)
Ivy VIP Energy Portfolio	—	(37,715)	1,814,405	1,719,318
Ivy VIP High Income Portfolio	—	(130,528)	960,713	1,399,967
Ivy VIP Micro Cap Growth Portfolio	185,757	118,137	180,140	275,128
Ivy VIP Mid Cap Growth Portfolio	237,882	144,578	119,401	219,544
Ivy VIP Science and Technology Portfolio	424,275	(1,223)	260,255	138,963
Janus Aspen Balanced Portfolio Service Shares	188,761	436,109	(144,157)	335,334
Janus Aspen Enterprise Portfolio Service Shares	498,255	688,749	(10,245)	583,157
Janus Aspen Global Research Portfolio Service Shares	—	26,858	(20,937)	1,237
JPMorgan Insurance Trust Global Allocation Portfolio Class 2	41	5,790	100,923	162,571
JPMorgan Insurance Trust Income Builder Portfolio Class 2	—	3,511	12,847	40,761
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1	7,254	6,898	5,149	12,131
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2	700,901	599,854	204,790	758,442
Lord Abbett Bond Debenture Portfolio Class VC	—	(12,548)	570,014	1,058,975
Lord Abbett Developing Growth Portfolio Class VC	—	(153,955)	131,812	(67,518)
Lord Abbett Fundamental Equity Portfolio Class VC	265,085	274,170	1,677,925	1,976,849
Lord Abbett Short Duration Income Portfolio Class VC	—	(90,912)	62,360	247,331
LVIP American Balanced Allocation Fund Standard Class	457,791	589,388	(2,121)	619,828
LVIP American Balanced Allocation Fund Service Class	851,737	787,580	(103,484)	890,422
LVIP American Century Select Mid Cap Managed Volatility Fund Service Class	—	897,863	26,744,582	27,437,979
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	—	(110)	17,279	24,783
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	—	(78,767)	411,562	425,301
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	—	(22,691)	29,574	12,755
LVIP American Global Growth Allocation Managed Risk Fund Service Class	—	(320,077)	1,292,123	971,565
LVIP American Global Growth Fund Service Class II	9,092,810	10,003,667	(10,209,564)	(1,070,532)
LVIP American Global Small Capitalization Fund Service Class II	4,845,280	5,804,133	(4,763,486)	55,466
LVIP American Growth Allocation Fund Standard Class	99,693	99,070	(12,554)	114,814
LVIP American Growth Allocation Fund Service Class	804,403	722,787	(88,047)	780,695
LVIP American Growth Fund Service Class II	64,494,512	71,791,223	(43,457,913)	24,346,881
LVIP American Growth-Income Fund Service Class II	36,730,868	42,803,807	(16,817,740)	26,240,368

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2016

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP American Income Allocation Fund Standard Class	$1,297	$(218)	$1,079	$(19)
LVIP American International Fund Service Class II	1,408,908	(2,268,904)	(859,996)	830,661
LVIP American Preservation Fund Standard Class	2,204	(781)	1,423	(430)
LVIP American Preservation Fund Service Class	89,191	(75,026)	14,165	6,496
LVIP AQR Enhanced Global Strategies Fund Standard Class	—	(33)	(33)	977
LVIP AQR Enhanced Global Strategies Fund Service Class	25,898	(29,106)	(3,208)	(77,473)
LVIP Baron Growth Opportunities Fund Standard Class	4,736	(2,541)	2,195	(1,491)
LVIP Baron Growth Opportunities Fund Service Class	767,152	(2,584,490)	(1,817,338)	2,554,784
LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class	6,810	(1,392)	5,418	622
LVIP BlackRock Dividend Value Managed Volatility Fund Service Class	11,816,139	(10,474,902)	1,341,237	1,714,287
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	6,006	(2,007)	3,999	(27,906)
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	8,791,995	(3,417,114)	5,374,881	(42,001,074)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class	1,200	(2,083)	(883)	(8,080)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class	6,964,868	(15,897,587)	(8,932,719)	(11,813,417)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class	613,225	(259,882)	353,343	(4,356)
LVIP BlackRock Inflation Protected Bond Fund Standard Class	9,851	(5,600)	4,251	(4,401)
LVIP BlackRock Inflation Protected Bond Fund Service Class	5,987,098	(12,108,266)	(6,121,168)	(7,336,640)
LVIP BlackRock Multi-Asset Income Fund Standard Class	7,423	(1,015)	6,408	(1,529)
LVIP BlackRock Multi-Asset Income Fund Service Class	166,967	(61,462)	105,505	(24,523)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class	702,360	(535,528)	166,832	56,521
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class	74	(949)	(875)	(11,891)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	168,860	(514,581)	(345,721)	654,613
LVIP Blended Core Equity Managed Volatility Fund Standard Class	886	(699)	187	(37)
LVIP Blended Core Equity Managed Volatility Fund Service Class	1,999,802	(2,667,163)	(667,361)	(65,661)
LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class	10,582	(42,771)	(32,189)	93,618
LVIP Blended Large Cap Growth Managed Volatility Fund Service Class	1,017,971	(6,603,811)	(5,585,840)	3,010,128
LVIP Blended Mid Cap Managed Volatility Fund Standard Class	—	(486)	(486)	38
LVIP Blended Mid Cap Managed Volatility Fund Service Class	—	(5,153,778)	(5,153,778)	(2,185,055)
LVIP Clarion Global Real Estate Fund Standard Class	13,274	(1,263)	12,011	878
LVIP Clarion Global Real Estate Fund Service Class	3,918,675	(1,620,319)	2,298,356	2,906,371
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	637,855	(1,151,295)	(513,440)	(121,047)
LVIP Delaware Bond Fund Standard Class	2,356,294	(1,509,921)	846,373	673,176
LVIP Delaware Bond Fund Service Class	73,457,285	(41,752,455)	31,704,830	3,337,740
LVIP Delaware Diversified Floating Rate Fund Standard Class	—	(15,220)	(15,220)	(15,316)
LVIP Delaware Diversified Floating Rate Fund Service Class	—	(11,832,951)	(11,832,951)	(2,968,380)
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	75,796	(77,934)	(2,138)	53,813
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	192,757	(244,911)	(52,154)	80,552
LVIP Delaware Social Awareness Fund Standard Class	113,886	(124,264)	(10,378)	208,627
LVIP Delaware Social Awareness Fund Service Class	678,834	(923,316)	(244,482)	332,141
LVIP Delaware Special Opportunities Fund Service Class	737,432	(843,636)	(106,204)	252,654
LVIP Dimensional International Equity Managed Volatility Fund Standard Class	30,787	(10,306)	20,481	(53,507)
LVIP Dimensional International Equity Managed Volatility Fund Service Class	5,262,668	(3,994,351)	1,268,317	(3,813,553)
LVIP Dimensional International Core Equity Fund Standard Class	23,967	(3,343)	20,624	(23)
LVIP Dimensional International Core Equity Fund Service Class	187,606	(128,361)	59,245	(14,083)
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	25,013	(7,192)	17,821	(113,280)
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	615,740	(724,490)	(108,750)	(400,529)
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	15,234	(3,951)	11,283	9,792
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	134,373	(109,660)	24,713	85,965
LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class	41,732	(23,915)	17,817	46,842
LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class	4,801,759	(6,926,038)	(2,124,279)	(610,393)
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	91,595	(29,846)	61,749	1,809
LVIP Dimensional/Vanguard Total Bond Fund Service Class	6,760,232	(7,482,671)	(722,439)	633,124
LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class	9,335,846	(11,614,519)	(2,278,673)	(7,135,923)
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	17,248	(26,096)	(8,848)	(35,788)
LVIP Franklin Templeton Value Managed Volatility Fund Standard Class	261	(58)	203	(766)
LVIP Franklin Templeton Value Managed Volatility Fund Service Class	5,512,343	(3,494,950)	2,017,393	(1,264,760)
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	3,910	(1,025)	2,885	569

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP American Income Allocation Fund Standard Class	$443	$424	$(1,374)	$129
LVIP American International Fund Service Class II	7,981,301	8,811,962	(5,567,369)	2,384,597
LVIP American Preservation Fund Standard Class	—	(430)	(1,056)	(63)
LVIP American Preservation Fund Service Class	—	6,496	(31,611)	(10,950)
LVIP AQR Enhanced Global Strategies Fund Standard Class	—	977	(795)	149
LVIP AQR Enhanced Global Strategies Fund Service Class	80,585	3,112	29,352	29,256
LVIP Baron Growth Opportunities Fund Standard Class	43,553	42,062	(11,475)	32,782
LVIP Baron Growth Opportunities Fund Service Class	10,775,052	13,329,836	(6,058,489)	5,454,009
LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class	—	622	21,822	27,862
LVIP BlackRock Dividend Value Managed Volatility Fund Service Class	—	1,714,287	60,522,167	63,577,691
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	—	(27,906)	34,659	10,752
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	—	(42,001,074)	48,743,340	12,117,147
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class	772	(7,308)	13,031	4,840
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class	4,473,715	(7,339,702)	23,566,061	7,293,640
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class	—	(4,356)	(391,765)	(42,778)
LVIP BlackRock Inflation Protected Bond Fund Standard Class	—	(4,401)	19,536	19,386
LVIP BlackRock Inflation Protected Bond Fund Service Class	—	(7,336,640)	25,302,796	11,844,988
LVIP BlackRock Multi-Asset Income Fund Standard Class	—	(1,529)	10,298	15,177
LVIP BlackRock Multi-Asset Income Fund Service Class	—	(24,523)	169,439	250,421
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class	—	56,521	1,144,476	1,367,829
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class	186	(11,705)	7,285	(5,295)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	633,888	1,288,501	1,210,524	2,153,304
LVIP Blended Core Equity Managed Volatility Fund Standard Class	—	(37)	5,249	5,399
LVIP Blended Core Equity Managed Volatility Fund Service Class	—	(65,661)	12,261,337	11,528,315
LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class	—	93,618	(132,995)	(71,566)
LVIP Blended Large Cap Growth Managed Volatility Fund Service Class	—	3,010,128	(6,743,741)	(9,319,453)
LVIP Blended Mid Cap Managed Volatility Fund Standard Class	1,753	1,791	3,878	5,183
LVIP Blended Mid Cap Managed Volatility Fund Service Class	8,431,350	6,246,295	(1,146,337)	(53,820)
LVIP Clarion Global Real Estate Fund Standard Class	—	878	(9,849)	3,040
LVIP Clarion Global Real Estate Fund Service Class	—	2,906,371	(5,718,165)	(513,438)
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	1,671,031	1,549,984	1,033,286	2,069,830
LVIP Delaware Bond Fund Standard Class	952,130	1,625,306	(1,406,880)	1,064,799
LVIP Delaware Bond Fund Service Class	34,016,510	37,354,250	(46,800,327)	22,258,753
LVIP Delaware Diversified Floating Rate Fund Standard Class	—	(15,316)	46,321	15,785
LVIP Delaware Diversified Floating Rate Fund Service Class	—	(2,968,380)	16,655,550	1,854,219
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	394,283	448,096	(275,883)	170,075
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	1,179,345	1,259,897	(735,356)	472,387
LVIP Delaware Social Awareness Fund Standard Class	928,876	1,137,503	(783,985)	343,140
LVIP Delaware Social Awareness Fund Service Class	7,244,655	7,576,796	(4,773,577)	2,558,737
LVIP Delaware Special Opportunities Fund Service Class	7,710,568	7,963,222	1,433,242	9,290,260
LVIP Dimensional International Equity Managed Volatility Fund Standard Class	21,390	(32,117)	11,815	179
LVIP Dimensional International Equity Managed Volatility Fund Service Class	4,058,601	245,048	(287,727)	1,225,638
LVIP Dimensional International Core Equity Fund Standard Class	—	(23)	15,255	35,856
LVIP Dimensional International Core Equity Fund Service Class	—	(14,083)	335,715	380,877
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	607,233	493,953	(359,488)	152,286
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	17,048,719	16,648,190	(11,119,214)	5,420,226
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	—	9,792	122,650	143,725
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	—	85,965	1,010,897	1,121,575
LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class	255,576	302,418	66,793	387,028
LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class	37,142,914	36,532,521	4,914,808	39,323,050
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	—	1,809	(45,780)	17,778
LVIP Dimensional/Vanguard Total Bond Fund Service Class	—	633,124	(410,182)	(499,497)
LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class	—	(7,135,923)	15,483,363	6,068,767
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	5,380	(30,408)	30,099	(9,157)
LVIP Franklin Templeton Value Managed Volatility Fund Standard Class	—	(766)	1,643	1,080
LVIP Franklin Templeton Value Managed Volatility Fund Service Class	2,956,827	1,692,067	16,890,441	20,599,901
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	2,743	3,312	1,105	7,302

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2016

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Global Conservative Allocation Managed Risk Fund Service Class	$24,996,127	$(21,600,246)	$3,395,881	$4,502,344
LVIP Global Growth Allocation Managed Risk Fund Standard Class	77,676	(26,963)	50,713	(493)
LVIP Global Growth Allocation Managed Risk Fund Service Class	139,614,751	(125,424,073)	14,190,678	13,350,811
LVIP Global Income Fund Standard Class	—	(1,622)	(1,622)	11
LVIP Global Income Fund Service Class	—	(9,714,796)	(9,714,796)	(3,578,405)
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	15,685	(9,711)	5,974	(3,373)
LVIP Global Moderate Allocation Managed Risk Fund Service Class	103,996,421	(100,421,293)	3,575,128	20,654,084
LVIP Goldman Sachs Income Builder Fund Standard Class	931	(102)	829	(151)
LVIP Goldman Sachs Income Builder Fund Service Class	115,948	(38,215)	77,733	(22,853)
LVIP Government Money Market Fund Standard Class	8,261	(468,616)	(460,355)	—
LVIP Government Money Market Fund Service Class	65,657	(4,158,925)	(4,093,268)	—
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	1,877,264	(2,861,947)	(984,683)	(35,659)
LVIP Invesco Select Equity Managed Volatility Fund Standard Class	701	(842)	(141)	(533)
LVIP Invesco Select Equity Managed Volatility Fund Service Class	791,007	(1,920,905)	(1,129,898)	(1,350,182)
LVIP JPMorgan High Yield Fund Standard Class	7,157	(392)	6,765	(75)
LVIP JPMorgan High Yield Fund Service Class	8,438,974	(2,296,217)	6,142,757	(1,625,716)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class	1,876	(1,952)	(76)	(2,087)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class	2,577,990	(7,441,736)	(4,863,746)	1,293,611
LVIP Managed Risk Profile 2010 Fund Service Class	88,042	(77,662)	10,380	62,004
LVIP Managed Risk Profile 2020 Fund Service Class	184,083	(170,751)	13,332	172,615
LVIP Managed Risk Profile 2030 Fund Service Class	86,707	(98,414)	(11,707)	133,934
LVIP Managed Risk Profile 2040 Fund Service Class	64,901	(87,137)	(22,236)	165,295
LVIP MFS International Growth Fund Standard Class	492	(136)	356	651
LVIP MFS International Growth Fund Service Class	2,011,409	(1,994,203)	17,206	1,708,538
LVIP MFS International Equity Managed Volatility Fund Service Class	2,103,934	(3,101,575)	(997,641)	(1,383,260)
LVIP MFS Value Fund Standard Class	911	(62)	849	(10)
LVIP MFS Value Fund Service Class	14,544,007	(10,055,274)	4,488,733	35,104,383
LVIP Mondrian International Value Fund Standard Class	342,517	(202,100)	140,417	(106,916)
LVIP Mondrian International Value Fund Service Class	7,433,069	(3,795,130)	3,637,939	(2,616,189)
LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class	2,746	(305)	2,441	5
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	331,114	(372,315)	(41,201)	(197,831)
LVIP PIMCO Low Duration Bond Fund Standard Class	69,397	(18,012)	51,385	2,018
LVIP PIMCO Low Duration Bond Fund Service Class	4,812,672	(5,018,066)	(205,394)	186,397
LVIP Select Core Equity Managed Volatility Fund Standard Class	2,229	(2,782)	(553)	(9,773)
LVIP Select Core Equity Managed Volatility Fund Service Class	3,163,763	(7,041,661)	(3,877,898)	(1,799,876)
LVIP SSGA Bond Index Fund Standard Class	21,176	(5,939)	15,237	73
LVIP SSGA Bond Index Fund Service Class	19,842,729	(16,304,632)	3,538,097	4,278,167
LVIP SSGA Conservative Index Allocation Fund Service Class	1,289,806	(1,157,718)	132,088	666,915
LVIP SSGA Conservative Structured Allocation Fund Standard Class	13,241	(2,264)	10,977	(1,945)
LVIP SSGA Conservative Structured Allocation Fund Service Class	3,731,612	(2,941,637)	789,975	798,332
LVIP SSGA Developed International 150 Fund Standard Class	12,519	(2,429)	10,090	(8,041)
LVIP SSGA Developed International 150 Fund Service Class	4,762,558	(2,249,194)	2,513,364	(1,339,742)
LVIP SSGA Emerging Markets 100 Fund Standard Class	15,748	(4,128)	11,620	(20,169)
LVIP SSGA Emerging Markets 100 Fund Service Class	4,041,608	(2,658,726)	1,382,882	(7,436,170)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class	10,576	(3,602)	6,974	(2,972)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class	14,376,247	(14,418,065)	(41,818)	(3,676,794)
LVIP SSGA International Index Fund Standard Class	26,483	(5,145)	21,338	(13,689)
LVIP SSGA International Index Fund Service Class	7,321,415	(4,176,302)	3,145,113	431,868
LVIP SSGA International Managed Volatility Fund Standard Class	1,428	(130)	1,298	(131)
LVIP SSGA International Managed Volatility Fund Service Class	2,478,548	(1,888,819)	589,729	(1,529,815)
LVIP SSGA Large Cap 100 Fund Standard Class	41,577	(18,441)	23,136	(29,707)
LVIP SSGA Large Cap 100 Fund Service Class	6,260,785	(4,834,034)	1,426,751	8,718,837
LVIP SSGA Large Cap Managed Volatility Fund Standard Class	564	(279)	285	12
LVIP SSGA Large Cap Managed Volatility Fund Service Class	3,866,479	(3,597,456)	269,023	(219,674)
LVIP SSGA Moderate Index Allocation Fund Service Class	3,626,848	(3,202,695)	424,153	2,203,422
LVIP SSGA Moderate Structured Allocation Fund Standard Class	4,200	(700)	3,500	(37)
LVIP SSGA Moderate Structured Allocation Fund Service Class	15,636,541	(12,370,630)	3,265,911	5,037,691

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Global Conservative Allocation Managed Risk Fund Service Class	$20,076,615	$24,578,959	$10,213,318	$38,188,158
LVIP Global Growth Allocation Managed Risk Fund Standard Class	—	(493)	108,205	158,425
LVIP Global Growth Allocation Managed Risk Fund Service Class	—	13,350,811	210,948,115	238,489,604
LVIP Global Income Fund Standard Class	2,583	2,594	(9,201)	(8,229)
LVIP Global Income Fund Service Class	2,596,711	(981,694)	2,184,123	(8,512,367)
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	9,161	5,788	15,490	27,252
LVIP Global Moderate Allocation Managed Risk Fund Service Class	73,891,981	94,546,065	65,734,214	163,855,407
LVIP Goldman Sachs Income Builder Fund Standard Class	—	(151)	1,317	1,995
LVIP Goldman Sachs Income Builder Fund Service Class	—	(22,853)	200,936	255,816
LVIP Government Money Market Fund Standard Class	—	—	—	(460,355)
LVIP Government Money Market Fund Service Class	—	—	—	(4,093,268)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	2,895,648	2,859,989	15,150,810	17,026,116
LVIP Invesco Select Equity Managed Volatility Fund Standard Class	—	(533)	4,476	3,802
LVIP Invesco Select Equity Managed Volatility Fund Service Class	—	(1,350,182)	7,921,630	5,441,550
LVIP JPMorgan High Yield Fund Standard Class	—	(75)	3,710	10,400
LVIP JPMorgan High Yield Fund Service Class	—	(1,625,716)	12,396,752	16,913,793
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class	—	(2,087)	28,311	26,148
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class	—	1,293,611	40,047,751	36,477,616
LVIP Managed Risk Profile 2010 Fund Service Class	187,598	249,602	(139,005)	120,977
LVIP Managed Risk Profile 2020 Fund Service Class	254,230	426,845	(193,002)	247,175
LVIP Managed Risk Profile 2030 Fund Service Class	134,520	268,454	(169,022)	87,725
LVIP Managed Risk Profile 2040 Fund Service Class	102,693	267,988	(167,945)	77,807
LVIP MFS International Growth Fund Standard Class	—	651	(213)	794
LVIP MFS International Growth Fund Service Class	—	1,708,538	(1,248,489)	477,255
LVIP MFS International Equity Managed Volatility Fund Service Class	—	(1,383,260)	(3,427,852)	(5,808,753)
LVIP MFS Value Fund Standard Class	675	665	544	2,058
LVIP MFS Value Fund Service Class	35,593,644	70,698,027	25,463,704	100,650,464
LVIP Mondrian International Value Fund Standard Class	409,500	302,584	(206,651)	236,350
LVIP Mondrian International Value Fund Service Class	9,545,905	6,929,716	(3,920,723)	6,646,932
LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class	—	5	4,256	6,702
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	—	(197,831)	1,269,746	1,030,714
LVIP PIMCO Low Duration Bond Fund Standard Class	8,111	10,129	(5,537)	55,977
LVIP PIMCO Low Duration Bond Fund Service Class	680,974	867,371	1,417,357	2,079,334
LVIP Select Core Equity Managed Volatility Fund Standard Class	—	(9,773)	19,276	8,950
LVIP Select Core Equity Managed Volatility Fund Service Class	—	(1,799,876)	24,968,290	19,290,516
LVIP SSGA Bond Index Fund Standard Class	—	73	(5,548)	9,762
LVIP SSGA Bond Index Fund Service Class	—	4,278,167	(6,008,706)	1,807,558
LVIP SSGA Conservative Index Allocation Fund Service Class	522,120	1,189,035	1,029,934	2,351,057
LVIP SSGA Conservative Structured Allocation Fund Standard Class	13,180	11,235	12,619	34,831
LVIP SSGA Conservative Structured Allocation Fund Service Class	4,414,259	5,212,591	2,588,100	8,590,666
LVIP SSGA Developed International 150 Fund Standard Class	6,533	(1,508)	17,182	25,764
LVIP SSGA Developed International 150 Fund Service Class	3,102,311	1,762,569	5,984,844	10,260,777
LVIP SSGA Emerging Markets 100 Fund Standard Class	—	(20,169)	85,927	77,378
LVIP SSGA Emerging Markets 100 Fund Service Class	—	(7,436,170)	27,018,393	20,965,105
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class	—	(2,972)	23,414	27,416
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class	—	(3,676,794)	33,318,462	29,599,850
LVIP SSGA International Index Fund Standard Class	—	(13,689)	(5,740)	1,909
LVIP SSGA International Index Fund Service Class	—	431,868	(5,706,398)	(2,129,417)
LVIP SSGA International Managed Volatility Fund Standard Class	—	(131)	(1,957)	(790)
LVIP SSGA International Managed Volatility Fund Service Class	—	(1,529,815)	(4,521,015)	(5,461,101)
LVIP SSGA Large Cap 100 Fund Standard Class	167,612	137,905	150,158	311,199
LVIP SSGA Large Cap 100 Fund Service Class	28,825,556	37,544,393	12,246,942	51,218,086
LVIP SSGA Large Cap Managed Volatility Fund Standard Class	—	12	1,951	2,248
LVIP SSGA Large Cap Managed Volatility Fund Service Class	—	(219,674)	14,670,664	14,720,013
LVIP SSGA Moderate Index Allocation Fund Service Class	2,322,280	4,525,702	3,888,679	8,838,534
LVIP SSGA Moderate Structured Allocation Fund Standard Class	5,426	5,389	6,060	14,949
LVIP SSGA Moderate Structured Allocation Fund Service Class	23,009,858	28,047,549	21,630,239	52,943,699

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2016

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class	$3,044,073	$(2,623,528)	$420,545	$1,628,930
LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class	14,980	(1,878)	13,102	67
LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class	8,721,224	(6,683,450)	2,037,774	2,974,046
LVIP SSGA S&P 500 Index Fund Standard Class	747,981	(467,411)	280,570	801,430
LVIP SSGA S&P 500 Index Fund Service Class	15,614,352	(14,229,140)	1,385,212	33,691,368
LVIP SSGA Small-Cap Index Fund Standard Class	38,039	(15,872)	22,167	(3,604)
LVIP SSGA Small-Cap Index Fund Service Class	2,880,315	(4,097,216)	(1,216,901)	8,830,165
LVIP SSGA SMID Cap Managed Volatility Fund Standard Class	1,489	(1,076)	413	(1,811)
LVIP SSGA SMID Cap Managed Volatility Fund Service Class	2,393,817	(3,515,897)	(1,122,080)	(667,259)
LVIP SSGA Small-Mid Cap 200 Fund Standard Class	40,013	(17,382)	22,631	(47,549)
LVIP SSGA Small-Mid Cap 200 Fund Service Class	2,317,013	(1,891,470)	425,543	(389,755)
LVIP T. Rowe Price Growth Stock Fund Standard Class	679	(1,858)	(1,179)	(710)
LVIP T. Rowe Price Growth Stock Fund Service Class	—	(3,892,172)	(3,892,172)	10,293,771
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	8,355	(50,403)	(42,048)	97,942
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	62,767	(1,819,270)	(1,756,503)	2,274,627
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	427	(217)	210	(1)
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	6,029,083	(6,121,539)	(92,456)	(266,012)
LVIP Vanguard Domestic Equity ETF Fund Standard Class	9,758	(5,478)	4,280	18,164
LVIP Vanguard Domestic Equity ETF Fund Service Class	1,843,748	(1,869,715)	(25,967)	3,269,799
LVIP Vanguard International Equity ETF Fund Standard Class	16,270	(6,153)	10,117	(5,418)
LVIP Vanguard International Equity ETF Fund Service Class	1,559,368	(1,086,079)	473,289	(674,085)
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class	—	(434)	(434)	(2,038)
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	3,964	(1,143,593)	(1,139,629)	567,490
LVIP Wellington Capital Growth Fund Standard Class	—	(5)	(5)	(541)
LVIP Wellington Capital Growth Fund Service Class	—	(3,199,088)	(3,199,088)	8,462,158
LVIP Wellington Mid-Cap Value Fund Standard Class	365	(225)	140	17
LVIP Wellington Mid-Cap Value Fund Service Class	216,030	(1,236,302)	(1,020,272)	2,708,423
MFS VIT Growth Series Initial Class	1,414	(44,915)	(43,501)	83,559
MFS VIT Growth Series Service Class	—	(1,008,194)	(1,008,194)	901,139
MFS VIT Total Return Series Initial Class	210,409	(92,808)	117,601	1,420,684
MFS VIT Total Return Series Service Class	236,346	(128,963)	107,383	(79,859)
MFS VIT Utilities Series Initial Class	307,236	(110,712)	196,524	108,204
MFS VIT Utilities Series Service Class	7,263,804	(3,128,844)	4,134,960	(1,864,131)
MFS VIT II Core Equity Portfolio Service Class	10,708	(36,326)	(25,618)	(43,111)
MFS VIT II International Value Series Initial Class	4,364	(1,089)	3,275	(505)
MFS VIT II International Value Series Service Class	174,832	(166,085)	8,747	(43,074)
Morgan Stanley UIF Growth Portfolio Class II	—	(15,514)	(15,514)	29,494
Neuberger Berman AMT Mid Cap Growth Portfolio I Class	—	(3)	(3)	73
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class	179,643	(476,983)	(297,340)	834,366
Oppenheimer Global Fund/VA Service Shares	60,564	(75,430)	(14,866)	49,792
Oppenheimer International Growth Fund/VA Non-Service Shares	6,253	(2,469)	3,784	(5,205)
Oppenheimer International Growth Fund/VA Service Shares	59,828	(82,854)	(23,026)	(145,521)
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	533	(399)	134	(390)
Oppenheimer Main Street Small Cap Fund/VA Service Shares	14,801	(73,284)	(58,483)	(55,400)
PIMCO VIT All Asset All Authority Portfolio Advisor Class	43,542	(18,134)	25,408	(14,126)
PIMCO VIT All Asset All Authority Portfolio Institutional Class	4,530	(586)	3,944	(7,429)
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	118,467	(169,634)	(51,167)	(1,494,074)
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	379	(121)	258	(152)
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	108,882	(25,138)	83,744	(19,903)
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	532	(39)	493	(6)
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	52,771	(41,016)	11,755	(20,593)
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	452	(98)	354	(53)
Putnam VT Absolute Return 500 Fund Class IA	366	(14)	352	(472)
Putnam VT Absolute Return 500 Fund Class IB	76,007	(25,866)	50,141	(27,333)
Putnam VT Global Health Care Fund Class IA	—	(94)	(94)	(1,933)
Putnam VT Global Health Care Fund Class IB	—	(121,458)	(121,458)	(541,076)
Putnam VT Growth & Income Fund Class IB	20,707	(19,530)	1,177	25,366

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class	$2,203,839	$3,832,769	$4,163,367	$8,416,681
LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class	20,247	20,314	21,659	55,075
LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class	13,142,668	16,116,714	13,988,348	32,142,836
LVIP SSGA S&P 500 Index Fund Standard Class	496,615	1,298,045	1,850,457	3,429,072
LVIP SSGA S&P 500 Index Fund Service Class	11,987,449	45,678,817	32,843,563	79,907,592
LVIP SSGA Small-Cap Index Fund Standard Class	51,191	47,587	431,894	501,648
LVIP SSGA Small-Cap Index Fund Service Class	5,476,949	14,307,114	30,944,965	44,035,178
LVIP SSGA SMID Cap Managed Volatility Fund Standard Class	—	(1,811)	20,246	18,848
LVIP SSGA SMID Cap Managed Volatility Fund Service Class	—	(667,259)	31,598,278	29,808,939
LVIP SSGA Small-Mid Cap 200 Fund Standard Class	85,799	38,250	404,773	465,654
LVIP SSGA Small-Mid Cap 200 Fund Service Class	5,980,973	5,591,218	22,517,410	28,534,171
LVIP T. Rowe Price Growth Stock Fund Standard Class	8,672	7,962	25,025	31,808
LVIP T. Rowe Price Growth Stock Fund Service Class	3,310,023	13,603,794	(11,031,196)	(1,319,574)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	141,280	239,222	(25,477)	171,697
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	5,869,037	8,143,664	(339,101)	6,048,060
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	—	(1)	930	1,139
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	—	(266,012)	15,248,961	14,890,493
LVIP Vanguard Domestic Equity ETF Fund Standard Class	1,773	19,937	39,687	63,904
LVIP Vanguard Domestic Equity ETF Fund Service Class	414,792	3,684,591	8,358,390	12,017,014
LVIP Vanguard International Equity ETF Fund Standard Class	—	(5,418)	26,249	30,948
LVIP Vanguard International Equity ETF Fund Service Class	—	(674,085)	1,589,008	1,388,212
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class	—	(2,038)	5,888	3,416
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	2,769,668	3,337,158	4,186,453	6,383,982
LVIP Wellington Capital Growth Fund Standard Class	494	(47)	—	(52)
LVIP Wellington Capital Growth Fund Service Class	24,759,616	33,221,774	(32,961,975)	(2,939,289)
LVIP Wellington Mid-Cap Value Fund Standard Class	212	229	8,797	9,166
LVIP Wellington Mid-Cap Value Fund Service Class	249,538	2,957,961	6,687,144	8,624,833
MFS VIT Growth Series Initial Class	192,833	276,392	(199,438)	33,453
MFS VIT Growth Series Service Class	4,759,128	5,660,267	(3,802,973)	849,100
MFS VIT Total Return Series Initial Class	236,553	1,657,237	(1,208,244)	566,594
MFS VIT Total Return Series Service Class	291,771	211,912	(77,751)	241,544
MFS VIT Utilities Series Initial Class	181,271	289,475	241,102	727,101
MFS VIT Utilities Series Service Class	4,613,433	2,749,302	10,827,723	17,711,985
MFS VIT II Core Equity Portfolio Service Class	182,619	139,508	78,962	192,852
MFS VIT II International Value Series Initial Class	7,368	6,863	(5,819)	4,319
MFS VIT II International Value Series Service Class	353,490	310,416	(61,062)	258,101
Morgan Stanley UIF Growth Portfolio Class II	270,352	299,846	(332,465)	(48,133)
Neuberger Berman AMT Mid Cap Growth Portfolio I Class	—	73	—	70
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class	2,042,347	2,876,713	1,140,597	3,719,970
Oppenheimer Global Fund/VA Service Shares	536,985	586,777	(620,710)	(48,799)
Oppenheimer International Growth Fund/VA Non-Service Shares	13,302	8,097	(27,283)	(15,402)
Oppenheimer International Growth Fund/VA Service Shares	164,848	19,327	(284,418)	(288,117)
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	3,955	3,565	16,385	20,084
Oppenheimer Main Street Small Cap Fund/VA Service Shares	227,845	172,445	957,242	1,071,204
PIMCO VIT All Asset All Authority Portfolio Advisor Class	—	(14,126)	134,388	145,670
PIMCO VIT All Asset All Authority Portfolio Institutional Class	—	(7,429)	21,928	18,443
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	—	(1,494,074)	2,968,087	1,422,846
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	—	(152)	4,013	4,119
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	—	(19,903)	104,369	168,210
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	—	(6)	401	888
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	—	(20,593)	124,498	115,660
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	—	(53)	809	1,110
Putnam VT Absolute Return 500 Fund Class IA	—	(472)	9	(111)
Putnam VT Absolute Return 500 Fund Class IB	—	(27,333)	(36,883)	(14,075)
Putnam VT Global Health Care Fund Class IA	3,274	1,341	(4,513)	(3,266)
Putnam VT Global Health Care Fund Class IB	1,015,594	474,518	(1,596,605)	(1,243,545)
Putnam VT Growth & Income Fund Class IB	36,569	61,935	83,254	146,366

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2016

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Putnam VT Income Fund Class IB	$117,287	$(37,969)	$79,318	$(9,173)
SIPT VP Market Growth Strategy Fund Class III	33,777	(13,340)	20,437	(7,593)
SIPT VP Market Plus Strategy Fund Class III	33,099	(19,364)	13,735	(13,703)
Templeton Foreign VIP Fund Class 1	426	(79)	347	(157)
Templeton Foreign VIP Fund Class 4	34,626	(25,605)	9,021	(65,748)
Templeton Global Bond VIP Fund Class 1	—	(6,306)	(6,306)	(20,363)
Templeton Global Bond VIP Fund Class 2	—	(5,790,335)	(5,790,335)	(9,230,453)
Templeton Global Bond VIP Fund Class 4	—	(180,805)	(180,805)	(290,939)
Templeton Growth VIP Fund Class 2	596,897	(492,041)	104,856	(75,192)
Transparent Value Directional Allocation VI Portfolio Class I	—	(39)	(39)	(876)
Transparent Value Directional Allocation VI Portfolio Class II	—	(37,079)	(37,079)	63,593
UIF Global Infrastructure Portfolio Class I	1,263	(230)	1,033	(934)
UIF Global Infrastructure Portfolio Class II	98,904	(55,915)	42,989	(71,364)
VanEck VIP Global Hard Assets Fund Class S Shares	6,193	(23,719)	(17,526)	(22,153)
VanEck VIP Global Hard Assets Fund Initial Class Shares	1,054	(1,068)	(14)	(5,125)
Virtus Equity Trend Series Class A	—	(19,383)	(19,383)	(397,007)
Virtus Multi-Sector Fixed Income Series Class A	405,680	(105,443)	300,237	(17,945)
Virtus Multi-Sector Fixed Income Series Class I	619	(51)	568	(11)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Putnam VT Income Fund Class IB	$—	$(9,173)	$(53,064)	$17,081
SIPT VP Market Growth Strategy Fund Class III	25,870	18,277	18,604	57,318
SIPT VP Market Plus Strategy Fund Class III	67,600	53,897	41,181	108,813
Templeton Foreign VIP Fund Class 1	334	177	903	1,427
Templeton Foreign VIP Fund Class 4	32,667	(33,081)	198,220	174,160
Templeton Global Bond VIP Fund Class 1	1,191	(19,172)	63,028	37,550
Templeton Global Bond VIP Fund Class 2	315,622	(8,914,831)	18,233,573	3,528,407
Templeton Global Bond VIP Fund Class 4	12,138	(278,801)	855,479	395,873
Templeton Growth VIP Fund Class 2	1,148,014	1,072,822	972,861	2,150,539
Transparent Value Directional Allocation VI Portfolio Class I	—	(876)	1,667	752
Transparent Value Directional Allocation VI Portfolio Class II	—	63,593	213,127	239,641
UIF Global Infrastructure Portfolio Class I	3,345	2,411	3,244	6,688
UIF Global Infrastructure Portfolio Class II	286,729	215,365	235,982	494,336
VanEck VIP Global Hard Assets Fund Class S Shares	—	(22,153)	726,933	687,254
VanEck VIP Global Hard Assets Fund Initial Class Shares	—	(5,125)	99,580	94,441
Virtus Equity Trend Series Class A	—	(397,007)	261,711	(154,679)
Virtus Multi-Sector Fixed Income Series Class A	—	(17,945)	265,663	547,955
Virtus Multi-Sector Fixed Income Series Class I	—	(11)	547	1,104

Lincoln Life Variable Annuity Account N

Statements of changes in net assets

Years Ended December 31, 2015 and 2016

	AB VPS Global Thematic Growth Portfolio Class B Subaccount	AB VPS Growth and Income Portfolio Class B Subaccount	AB VPS International Value Portfolio Class B Subaccount	AB VPS Large Cap Growth Portfolio Class B Subaccount	AB VPS Small/Mid Cap Value Portfolio Class A Subaccount	AB VPS Small/Mid Cap Value Portfolio Class B Subaccount	Alps|Alerian Energy Infrastructure Portfolio Class I Subaccount
NET ASSETS AT JANUARY 1, 2015	$28,692,905	$—	$5,099	$10,433,388	$57,825	$194,269,675	$117,205
Changes From Operations:
• Net investment income (loss)	(496,178)	(21)	6	(176,342)	273	(2,038,824)	1,262
• Net realized gain (loss) on investments	1,829,426	2,912	1,703	1,869,528	11,264	33,235,044	(44,361)
• Net change in unrealized appreciation or depreciation on investments	(1,086,461)	—	81	(792,491)	(15,681)	(44,316,783)	(90,918)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	246,787	2,891	1,790	900,695	(4,144)	(13,120,563)	(134,017)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,663,600	135	1,499	62,648	26,793	9,556,579	273,749
• Contract withdrawals and transfers to annuity reserves	(3,458,414)	(2,197)	(2,750)	(1,369,654)	—	(20,169,099)	(12,105)
• Contract transfers	1,990,455	(829)	(593)	292,130	(2,704)	(3,066,484)	(63,328)
	195,641	(2,891)	(1,844)	(1,014,876)	24,089	(13,679,004)	198,316
Annuity Reserves:
• Annuity Payments	(1,471)	—	—	—	—	(7,672)	—
• Receipt (reimbursement) of mortality guarantee adjustments	1,953	—	—	—	—	(15)	—
	482	—	—	—	—	(7,687)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	196,123	(2,891)	(1,844)	(1,014,876)	24,089	(13,686,691)	198,316
TOTAL INCREASE (DECREASE) IN NET ASSETS	442,910	—	(54)	(114,181)	19,945	(26,807,254)	64,299
NET ASSETS AT DECEMBER 31, 2015	29,135,815	—	5,045	10,319,207	77,770	167,462,421	181,504
Changes From Operations:
• Net investment income (loss)	(435,126)	—	(36)	(155,836)	906	(2,158,495)	4,242
• Net realized gain (loss) on investments	726,942	—	(94)	1,668,403	17,341	9,740,754	(5,839)
• Net change in unrealized appreciation or depreciation on investments	(987,705)	—	76	(1,468,362)	42,896	28,671,115	74,404
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(695,889)	—	(54)	44,205	61,143	36,253,374	72,807
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	630,355	—	172	40,632	226,053	6,446,385	3,236
• Contract withdrawals and transfers to annuity reserves	(2,136,282)	—	(2,709)	(1,056,499)	(3,458)	(16,763,122)	(21,130)
• Contract transfers	(2,367,735)	—	—	78,487	20,497	(1,666,426)	4,612
	(3,873,662)	—	(2,537)	(937,380)	243,092	(11,983,163)	(13,282)
Annuity Reserves:
• Annuity Payments	(3,375)	—	—	—	—	(7,433)	—
• Receipt (reimbursement) of mortality guarantee adjustments	87	—	—	—	—	(5)	—
	(3,288)	—	—	—	—	(7,438)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,876,950)	—	(2,537)	(937,380)	243,092	(11,990,601)	(13,282)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,572,839)	—	(2,591)	(893,175)	304,235	24,262,773	59,525
NET ASSETS AT DECEMBER 31, 2016	$24,562,976	$—	$2,454	$9,426,032	$382,005	$191,725,194	$241,029

See accompanying notes.

	Alps|Alerian Energy Infrastructure Portfolio Class III Subaccount	Alps|Red Rocks Listed Private Equity Portfolio Class I Subaccount	Alps|Red Rocks Listed Private Equity Portfolio Class III Subaccount	Alps|Stadion Tactical Defensive Portfolio Class I Subaccount	Alps|Stadion Tactical Defensive Portfolio Class III Subaccount	Alps|Stadion Tactical Growth Portfolio Class III Subaccount
NET ASSETS AT JANUARY 1, 2015	$1,921,367	$—	$—	$81,904	$764,872	$—
Changes From Operations:
• Net investment income (loss)	(6,912)	—	(8,602)	(262)	(37,930)	(4,680)
• Net realized gain (loss) on investments	(150,082)	—	(6,533)	(10,092)	(27,193)	(314)
• Net change in unrealized appreciation or depreciation on investments	(1,068,847)	—	(127,576)	(470)	(330,756)	(28,814)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,225,841)	—	(142,711)	(10,824)	(395,879)	(33,808)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,417,431	—	3,453,218	103,704	3,107,920	716,951
• Contract withdrawals and transfers to annuity reserves	(155,486)	—	(25,831)	(5,972)	(257,424)	(5,027)
• Contract transfers	430,942	—	139,845	(160,500)	2,104,678	695,580
	1,692,887	—	3,567,232	(62,768)	4,955,174	1,407,504
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,692,887	—	3,567,232	(62,768)	4,955,174	1,407,504
TOTAL INCREASE (DECREASE) IN NET ASSETS	467,046	—	3,424,521	(73,592)	4,559,295	1,373,696
NET ASSETS AT DECEMBER 31, 2015	2,388,413	—	3,424,521	8,312	5,324,167	1,373,696
Changes From Operations:
• Net investment income (loss)	57,497	1,291	(18,472)	(69)	(60,448)	(22,500)
• Net realized gain (loss) on investments	(111,399)	4,623	(7,205)	(1)	(67,388)	16,567
• Net change in unrealized appreciation or depreciation on investments	1,352,299	635	342,341	2,147	530,717	277,441
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,298,397	6,549	316,664	2,077	402,881	271,508
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	771,189	—	1,876,248	—	467,944	1,188,117
• Contract withdrawals and transfers to annuity reserves	(276,370)	(4,954)	(248,986)	—	(2,067,833)	(306,079)
• Contract transfers	1,286,873	25,281	66,553	45,056	382,830	1,445,059
	1,781,692	20,327	1,693,815	45,056	(1,217,059)	2,327,097
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,781,692	20,327	1,693,815	45,056	(1,217,059)	2,327,097
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,080,089	26,876	2,010,479	47,133	(814,178)	2,598,605
NET ASSETS AT DECEMBER 31, 2016	$5,468,502	$26,876	$5,435,000	$55,445	$4,509,989	$3,972,301

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	American Century VP Balanced Fund Class II Subaccount	American Century VP Inflation Protection Fund Class II Subaccount	American Funds Asset Allocation Fund Class 1 Subaccount	American Funds Asset Allocation Fund Class 4 Subaccount	American Funds Blue Chip Income and Growth Fund Class 1 Subaccount	American Funds Blue Chip Income and Growth Fund Class 4 Subaccount	American Funds Bond Fund Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2015	$—	$—	$1,083,366	$5,036,627	$2,328,817	$2,949,193	$2,028,548
Changes From Operations:
• Net investment income (loss)	—	(7)	37,099	433,678	34,253	87,149	27,920
• Net realized gain (loss) on investments	—	14	103,284	1,216,564	250,886	516,932	41,556
• Net change in unrealized appreciation or depreciation on investments	—	(9)	(140,852)	(1,927,419)	(370,193)	(1,008,700)	(77,071)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	(2)	(469)	(277,177)	(85,054)	(404,619)	(7,595)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	8	2,233,256	33,630,199	253,887	7,709,857	468,053
• Contract withdrawals and transfers to annuity reserves	—	(6)	(55,860)	(941,762)	(81,720)	(209,221)	(76,746)
• Contract transfers	—	—	119,389	9,112,120	49,304	(109,282)	(3,540)
	—	2	2,296,785	41,800,557	221,471	7,391,354	387,767
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	2	2,296,785	41,800,557	221,471	7,391,354	387,767
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	2,296,316	41,523,380	136,417	6,986,735	380,172
NET ASSETS AT DECEMBER 31, 2015	—	—	3,379,682	46,560,007	2,465,234	9,935,928	2,408,720
Changes From Operations:
• Net investment income (loss)	(7,295)	119	172,714	324,416	46,414	169,158	46,290
• Net realized gain (loss) on investments	14,225	1,675	114,496	1,459,436	227,964	1,002,189	19,132
• Net change in unrealized appreciation or depreciation on investments	127,163	(822)	272,027	3,393,432	189,451	1,131,917	(19,263)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	134,093	972	559,237	5,177,284	463,829	2,303,264	46,159
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	6,115,031	17,639	2,198,849	28,418,990	327,505	5,383,433	1,999,985
• Contract withdrawals and transfers to annuity reserves	(545,898)	(3,131)	(128,142)	(3,078,980)	(218,025)	(642,870)	(83,437)
• Contract transfers	12,588,366	11,745	7,803,485	10,594,908	306,475	2,637,801	(716,734)
	18,157,499	26,253	9,874,192	35,934,918	415,955	7,378,364	1,199,814
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	18,157,499	26,253	9,874,192	35,934,918	415,955	7,378,364	1,199,814
TOTAL INCREASE (DECREASE) IN NET ASSETS	18,291,592	27,225	10,433,429	41,112,202	879,784	9,681,628	1,245,973
NET ASSETS AT DECEMBER 31, 2016	$18,291,592	$27,225	$13,813,111	$87,672,209	$3,345,018	$19,617,556	$3,654,693

See accompanying notes.

	American Funds Capital Income Builder Fund Class 1 Subaccount	American Funds Capital Income Builder Fund Class 4 Subaccount	American Funds Global Balanced Fund Class 1 Subaccount	American Funds Global Bond Fund Class 1 Subaccount	American Funds Global Growth Fund Class 1 Subaccount	American Funds Global Growth Fund Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2015	$117,203	$3,264,170	$344,386	$1,649,036	$929,867	$300,070,833
Changes From Operations:
• Net investment income (loss)	8,441	117,106	1,687	(14,481)	13,188	(1,640,391)
• Net realized gain (loss) on investments	(4,226)	(35,967)	4,530	37,798	145,920	40,247,354
• Net change in unrealized appreciation or depreciation on investments	(15,881)	(492,865)	(10,243)	(106,272)	(94,433)	(22,655,981)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,666)	(411,726)	(4,026)	(82,955)	64,675	15,950,982
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	344,104	8,749,794	5,172	211,450	577,976	5,387,908
• Contract withdrawals and transfers to annuity reserves	(8,044)	(283,198)	(28,260)	(94,290)	(18,583)	(32,809,669)
• Contract transfers	(88,705)	1,547,096	(2,911)	100,254	412,591	10,748,963
	247,355	10,013,692	(25,999)	217,414	971,984	(16,672,798)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(22,388)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	552
	—	—	—	—	—	(21,836)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	247,355	10,013,692	(25,999)	217,414	971,984	(16,694,634)
TOTAL INCREASE (DECREASE) IN NET ASSETS	235,689	9,601,966	(30,025)	134,459	1,036,659	(743,652)
NET ASSETS AT DECEMBER 31, 2015	352,892	12,866,136	314,361	1,783,495	1,966,526	299,327,181
Changes From Operations:
• Net investment income (loss)	19,115	388,348	6,016	129	10,507	(1,795,271)
• Net realized gain (loss) on investments	(404)	(59,532)	(442)	(2,058)	147,806	26,867,926
• Net change in unrealized appreciation or depreciation on investments	388	(45,315)	5,547	16,695	(156,035)	(27,554,781)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,099	283,501	11,121	14,766	2,278	(2,482,126)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	247,130	9,885,629	389,621	536,457	27,478	4,333,713
• Contract withdrawals and transfers to annuity reserves	(26,712)	(1,608,899)	(111,361)	(141,833)	(58,329)	(26,501,592)
• Contract transfers	324,096	5,166,905	(47,882)	29,700	230,710	(1,595,148)
	544,514	13,443,635	230,378	424,324	199,859	(23,763,027)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(18,685)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	258
	—	—	—	—	—	(18,427)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	544,514	13,443,635	230,378	424,324	199,859	(23,781,454)
TOTAL INCREASE (DECREASE) IN NET ASSETS	563,613	13,727,136	241,499	439,090	202,137	(26,263,580)
NET ASSETS AT DECEMBER 31, 2016	$916,505	$26,593,272	$555,860	$2,222,585	$2,168,663	$273,063,601

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	American Funds Global Growth Fund Class 4 Subaccount	American Funds Global Growth and Income Fund Class 1 Subaccount	American Funds Global Small Capitalization Fund Class 1 Subaccount	American Funds Global Small Capitalization Fund Class 2 Subaccount	American Funds Global Small Capitalization Fund Class 4 Subaccount	American Funds Growth Fund Class 1 Subaccount	American Funds Growth Fund Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2015	$1,707,623	$541,529	$647,274	$444,106,901	$1,105,353	$5,209,877	$1,582,205,164
Changes From Operations:
• Net investment income (loss)	40,421	10,987	(5,612)	(5,619,397)	(36,603)	4,767	(16,093,256)
• Net realized gain (loss) on investments	539,661	767	54,905	54,159,468	183,791	1,119,811	389,775,494
• Net change in unrealized appreciation or depreciation on investments	(658,001)	(38,135)	(53,520)	(48,944,448)	(513,623)	(784,874)	(294,706,259)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(77,919)	(26,381)	(4,227)	(404,377)	(366,435)	339,704	78,975,979
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,767,134	290,520	91,111	5,970,348	3,115,395	474,377	16,711,245
• Contract withdrawals and transfers to annuity reserves	(412,421)	(29,408)	(23,551)	(40,857,492)	(54,628)	(203,775)	(177,819,602)
• Contract transfers	4,014,972	52,073	2,449	(1,564,049)	678,613	87,677	(69,259,134)
	11,369,685	313,185	70,009	(36,451,193)	3,739,380	358,279	(230,367,491)
Annuity Reserves:
• Annuity Payments	(883)	—	—	(18,141)	—	—	(112,706)
• Receipt (reimbursement) of mortality guarantee adjustments	36	—	—	5,618	—	—	1,982
	(847)	—	—	(12,523)	—	—	(110,724)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	11,368,838	313,185	70,009	(36,463,716)	3,739,380	358,279	(230,478,215)
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,290,919	286,804	65,782	(36,868,093)	3,372,945	697,983	(151,502,236)
NET ASSETS AT DECEMBER 31, 2015	12,998,542	828,333	713,056	407,238,808	4,478,298	5,907,860	1,430,702,928
Changes From Operations:
• Net investment income (loss)	(68,800)	19,105	(951)	(3,956,929)	(50,669)	25,673	(11,886,719)
• Net realized gain (loss) on investments	743,097	198	96,512	74,009,787	431,917	549,788	150,044,917
• Net change in unrealized appreciation or depreciation on investments	(637,593)	40,014	(91,148)	(66,130,924)	(330,643)	106,879	(36,919,070)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,704	59,317	4,413	3,921,934	50,605	682,340	101,239,128
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,862,059	570,403	313,539	3,203,359	1,103,320	1,184,063	12,857,037
• Contract withdrawals and transfers to annuity reserves	(1,286,339)	(22,913)	(35,248)	(32,922,920)	(337,599)	(261,044)	(141,668,455)
• Contract transfers	(784,391)	36,319	149,958	(2,607,581)	(224,298)	585,174	(30,272,710)
	3,791,329	583,809	428,249	(32,327,142)	541,423	1,508,193	(159,084,128)
Annuity Reserves:
• Annuity Payments	(1,975)	—	—	(15,796)	—	—	(117,414)
• Receipt (reimbursement) of mortality guarantee adjustments	84	—	—	4,237	—	—	4,044
	(1,891)	—	—	(11,559)	—	—	(113,370)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,789,438	583,809	428,249	(32,338,701)	541,423	1,508,193	(159,197,498)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,826,142	643,126	432,662	(28,416,767)	592,028	2,190,533	(57,958,370)
NET ASSETS AT DECEMBER 31, 2016	$16,824,684	$1,471,459	$1,145,718	$378,822,041	$5,070,326	$8,098,393	$1,372,744,558

See accompanying notes.

	American Funds Growth Fund Class 4 Subaccount	American Funds Growth-Income Fund Class 1 Subaccount	American Funds Growth-Income Fund Class 2 Subaccount	American Funds Growth-Income Fund Class 4 Subaccount	American Funds High-Income Bond Fund Class 1 Subaccount	American Funds International Fund Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2015	$7,385,095	$2,917,443	$2,071,195,590	$4,572,408	$777,749	$2,008,634
Changes From Operations:
• Net investment income (loss)	(1,276)	25,101	(3,645,033)	125,189	48,512	37,284
• Net realized gain (loss) on investments	3,046,171	408,142	368,826,908	1,460,433	(4,285)	124,399
• Net change in unrealized appreciation or depreciation on investments	(2,523,588)	(406,044)	(361,724,365)	(1,873,975)	(119,385)	(300,189)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	521,307	27,199	3,457,510	(288,353)	(75,158)	(138,506)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	17,625,596	248,349	31,862,314	15,544,020	167,486	1,192,098
• Contract withdrawals and transfers to annuity reserves	(443,556)	(90,400)	(220,695,174)	(915,489)	(25,527)	(77,744)
• Contract transfers	4,468,879	(136,475)	(21,494,103)	1,670,396	49,538	100,076
	21,650,919	21,474	(210,326,963)	16,298,927	191,497	1,214,430
Annuity Reserves:
• Annuity Payments	(749)	—	(268,319)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(34)	—	(22,932)	—	—	—
	(783)	—	(291,251)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	21,650,136	21,474	(210,618,214)	16,298,927	191,497	1,214,430
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,171,443	48,673	(207,160,704)	16,010,574	116,339	1,075,924
NET ASSETS AT DECEMBER 31, 2015	29,556,538	2,966,116	1,864,034,886	20,582,982	894,088	3,084,558
Changes From Operations:
• Net investment income (loss)	(205,785)	42,262	71,156	71,152	66,382	36,020
• Net realized gain (loss) on investments	2,688,470	352,010	237,706,854	2,521,769	(6,787)	164,158
• Net change in unrealized appreciation or depreciation on investments	1,194,351	(9,690)	(63,111,936)	283,030	105,922	(101,046)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,677,036	384,582	174,666,074	2,875,951	165,517	99,132
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	16,355,739	851,696	20,995,179	11,309,310	324,828	949,076
• Contract withdrawals and transfers to annuity reserves	(1,949,086)	(68,935)	(182,131,592)	(1,954,243)	(26,726)	(62,409)
• Contract transfers	4,447,417	222,368	(20,580,576)	1,928,603	(50,786)	(570,166)
	18,854,070	1,005,129	(181,716,989)	11,283,670	247,316	316,501
Annuity Reserves:
• Annuity Payments	(1,743)	—	(248,051)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	75	—	(15,052)	—	—	—
	(1,668)	—	(263,103)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	18,852,402	1,005,129	(181,980,092)	11,283,670	247,316	316,501
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,529,438	1,389,711	(7,314,018)	14,159,621	412,833	415,633
NET ASSETS AT DECEMBER 31, 2016	$52,085,976	$4,355,827	$1,856,720,868	$34,742,603	$1,306,921	$3,500,191

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	American Funds International Fund Class 2 Subaccount	American Funds International Fund Class 4 Subaccount	American Funds International Growth and Income Fund Class 1 Subaccount	American Funds Managed Risk Asset Allocation Fund Class P1 Subaccount	American Funds Managed Risk Asset Allocation Fund Class P2 Subaccount	American Funds Managed Risk Blue Chip Income and Growth Fund Class P1 Subaccount	American Funds Managed Risk Growth Fund Class P1 Subaccount
NET ASSETS AT JANUARY 1, 2015	$729,574,567	$3,027,225	$1,533,911	$749,950	$6,299,380	$101,228	$68,833
Changes From Operations:
• Net investment income (loss)	347,052	59,774	24,283	9,446	40,350	(557)	(374)
• Net realized gain (loss) on investments	53,436,802	293,197	22,421	16,017	306,839	405	2,734
• Net change in unrealized appreciation or depreciation on investments	(93,717,795)	(1,310,123)	(148,260)	(38,232)	(913,583)	(7,336)	(899)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(39,933,941)	(957,152)	(101,556)	(12,769)	(566,394)	(7,488)	1,461
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	14,357,501	7,319,928	139,680	134,515	21,258,082	—	—
• Contract withdrawals and transfers to annuity reserves	(69,007,796)	(269,532)	(82,468)	(8,160)	(759,450)	(21,031)	(48,891)
• Contract transfers	29,764,995	1,684,076	12,078	26,212	4,850,316	1,120	1
	(24,885,300)	8,734,472	69,290	152,567	25,348,948	(19,911)	(48,890)
Annuity Reserves:
• Annuity Payments	(27,094)	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	2,730	—	—	—	—	—	—
	(24,364)	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(24,909,664)	8,734,472	69,290	152,567	25,348,948	(19,911)	(48,890)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(64,843,605)	7,777,320	(32,266)	139,798	24,782,554	(27,399)	(47,429)
NET ASSETS AT DECEMBER 31, 2015	664,730,962	10,804,545	1,501,645	889,748	31,081,934	73,829	21,404
Changes From Operations:
• Net investment income (loss)	(440,539)	29,186	28,108	9,492	(73,669)	1,119	(274)
• Net realized gain (loss) on investments	52,029,362	612,487	(25,628)	34,808	1,414,440	4,320	10,027
• Net change in unrealized appreciation or depreciation on investments	(36,975,243)	(329,687)	12,147	33,910	1,784,799	13,487	(1,503)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,613,580	311,986	14,627	78,210	3,125,570	18,926	8,250
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,517,153	4,291,761	66,247	118,250	19,052,822	60,002	88,011
• Contract withdrawals and transfers to annuity reserves	(54,810,894)	(643,165)	(119,229)	(14,220)	(2,404,210)	(3,165)	(75)
• Contract transfers	(997,259)	682,056	(44,540)	136,337	17,937,682	(2,005)	(93)
	(50,291,000)	4,330,652	(97,522)	240,367	34,586,294	54,832	87,843
Annuity Reserves:
• Annuity Payments	(25,698)	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	2,614	—	—	—	—	—	—
	(23,084)	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(50,314,084)	4,330,652	(97,522)	240,367	34,586,294	54,832	87,843
TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,700,504)	4,642,638	(82,895)	318,577	37,711,864	73,758	96,093
NET ASSETS AT DECEMBER 31, 2016	$629,030,458	$15,447,183	$1,418,750	$1,208,325	$68,793,798	$147,587	$117,497

See accompanying notes.

	American Funds Managed Risk Growth-Income Fund Class P1 Subaccount	American Funds Managed Risk International Fund Class P1 Subaccount	American Funds Mortgage Fund Class 1 Subaccount	American Funds Mortgage Fund Class 4 Subaccount	American Funds New World Fund Class 1 Subaccount	American Funds New World Fund Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2015	$26,676	$13,648	$276,226	$52,828	$1,645,697	$2,083,507
Changes From Operations:
• Net investment income (loss)	(285)	(136)	1,169	39,044	1,444	(32,594)
• Net realized gain (loss) on investments	(75)	(4)	4,654	10,259	81,858	208,902
• Net change in unrealized appreciation or depreciation on investments	(805)	(1,709)	(3,325)	(67,259)	(164,508)	(725,964)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,165)	(1,849)	2,498	(17,956)	(81,206)	(549,656)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	41,187	28,447	2,725,484	464,451	7,034,975
• Contract withdrawals and transfers to annuity reserves	(1,353)	—	(55,747)	(40,379)	(67,061)	(217,356)
• Contract transfers	(372)	2,288	(1,302)	2,074,488	106,458	1,447,598
	(1,725)	43,475	(28,602)	4,759,593	503,848	8,265,217
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,725)	43,475	(28,602)	4,759,593	503,848	8,265,217
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,890)	41,626	(26,104)	4,741,637	422,642	7,715,561
NET ASSETS AT DECEMBER 31, 2015	23,786	55,274	250,122	4,794,465	2,068,339	9,799,068
Changes From Operations:
• Net investment income (loss)	10	196	3,677	4,248	10,267	(59,865)
• Net realized gain (loss) on investments	1,313	(866)	3,475	47,665	(25,783)	(157,667)
• Net change in unrealized appreciation or depreciation on investments	(132)	(499)	(4,268)	(10,209)	133,624	761,479
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,191	(1,169)	2,884	41,704	118,108	543,947
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	30,000	80,302	777,692	712,288	4,139,074
• Contract withdrawals and transfers to annuity reserves	(1,258)	(12,560)	(23,705)	(599,299)	(103,194)	(1,185,927)
• Contract transfers	357	(28,952)	64,238	(393,116)	146,158	1,260,213
	(901)	(11,512)	120,835	(214,723)	755,252	4,213,360
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(901)	(11,512)	120,835	(214,723)	755,252	4,213,360
TOTAL INCREASE (DECREASE) IN NET ASSETS	290	(12,681)	123,719	(173,019)	873,360	4,757,307
NET ASSETS AT DECEMBER 31, 2016	$24,076	$42,593	$373,841	$4,621,446	$2,941,699	$14,556,375

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	American Funds U.S. Government/ AAA-Rated Securities Fund Class 1 Subaccount	BlackRock Global Allocation V.I. Fund Class I Subaccount	BlackRock Global Allocation V.I. Fund Class III Subaccount	BlackRock iShares Alternative Strategies V.I. Fund Class I Subaccount	BlackRock iShares Alternative Strategies V.I. Fund Class III Subaccount	Catalyst Dividend Capture VA Fund Subaccount	ClearBridge Variable Aggressive Growth Portfolio Class I Subaccount
NET ASSETS AT JANUARY 1, 2015	$186,388	$1,443,873	$1,314,829,729	$—	$—	$1,389,923	$197,454
Changes From Operations:
• Net investment income (loss)	506	15,148	(8,922,035)	—	13,356	35,900	(140)
• Net realized gain (loss) on investments	2,689	135,185	74,796,918	—	(150)	31,508	17,632
• Net change in unrealized appreciation or depreciation on investments	(1,438)	(192,513)	(98,426,823)	—	(20,025)	(120,689)	(25,028)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,757	(42,180)	(32,551,940)	—	(6,819)	(53,281)	(7,536)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	56,243	1,075,132	57,138,078	—	375,753	25,528	11,549
• Contract withdrawals and transfers to annuity reserves	(77,570)	(31,798)	(105,815,550)	—	(5,436)	(168,674)	(386)
• Contract transfers	(39,515)	387,331	(34,356,912)	—	151,931	(10,626)	(12,595)
	(60,842)	1,430,665	(83,034,384)	—	522,248	(153,772)	(1,432)
Annuity Reserves:
• Annuity Payments	—	—	(30,097)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	2,627	—	—	—	—
	—	—	(27,470)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(60,842)	1,430,665	(83,061,854)	—	522,248	(153,772)	(1,432)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(59,085)	1,388,485	(115,613,794)	—	515,429	(207,053)	(8,968)
NET ASSETS AT DECEMBER 31, 2015	127,303	2,832,358	1,199,215,935	—	515,429	1,182,870	188,486
Changes From Operations:
• Net investment income (loss)	2,149	29,672	(5,832,544)	225	63,881	45,567	513
• Net realized gain (loss) on investments	4,577	(27,949)	(15,456,759)	42	6,520	25,062	8,208
• Net change in unrealized appreciation or depreciation on investments	(6,608)	143,258	43,547,748	(52)	(142,572)	(4,776)	(6,504)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	118	144,981	22,258,445	215	(72,171)	65,853	2,217
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	52,164	432,340	36,887,249	—	2,440,428	5,747	24,561
• Contract withdrawals and transfers to annuity reserves	(22,059)	(192,090)	(99,272,594)	—	(160,183)	(109,574)	(5,887)
• Contract transfers	89,258	514,291	(40,244,636)	9,108	605,273	237,755	(11,084)
	119,363	754,541	(102,629,981)	9,108	2,885,518	133,928	7,590
Annuity Reserves:
• Annuity Payments	—	—	(33,941)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(1,228)	—	—	—	—
	—	—	(35,169)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	119,363	754,541	(102,665,150)	9,108	2,885,518	133,928	7,590
TOTAL INCREASE (DECREASE) IN NET ASSETS	119,481	899,522	(80,406,705)	9,323	2,813,347	199,781	9,807
NET ASSETS AT DECEMBER 31, 2016	$246,784	$3,731,880	$1,118,809,230	$9,323	$3,328,776	$1,382,651	$198,293

See accompanying notes.

	ClearBridge Variable Aggressive Growth Portfolio Class II Subaccount	ClearBridge Variable Mid Cap Portfolio Class I Subaccount	ClearBridge Variable Mid Cap Portfolio Class II Subaccount	Delaware VIP Diversified Income Series Standard Class Subaccount	Delaware VIP Diversified Income Series Service Class Subaccount	Delaware VIP Emerging Markets Series Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$4,723,066	$2,559	$14,307,002	$1,143,589	$1,681,645,917	$3,141
Changes From Operations:
• Net investment income (loss)	(129,660)	(763)	(203,430)	57,173	20,244,723	(5)
• Net realized gain (loss) on investments	1,781,284	10,903	1,350,729	19,063	16,895,233	(158)
• Net change in unrealized appreciation or depreciation on investments	(2,686,880)	(12,870)	(787,774)	(152,088)	(89,389,016)	188
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,035,256)	(2,730)	359,525	(75,852)	(52,249,060)	25
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	8,871,471	36,215	8,885,910	753,546	124,291,838	—
• Contract withdrawals and transfers to annuity reserves	(344,570)	—	(765,188)	(74,244)	(137,523,393)	—
• Contract transfers	5,550,526	140,676	(5,500,139)	1,510,437	75,642,743	(3,166)
	14,077,427	176,891	2,620,583	2,189,739	62,411,188	(3,166)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(59,538)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	1,930	—
	—	—	—	—	(57,608)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	14,077,427	176,891	2,620,583	2,189,739	62,353,580	(3,166)
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,042,171	174,161	2,980,108	2,113,887	10,104,520	(3,141)
NET ASSETS AT DECEMBER 31, 2015	17,765,237	176,720	17,287,110	3,257,476	1,691,750,437	—
Changes From Operations:
• Net investment income (loss)	(132,256)	1,035	(175,871)	85,451	25,974,775	(382)
• Net realized gain (loss) on investments	364,106	3,137	96,604	(12,534)	(4,380,391)	446
• Net change in unrealized appreciation or depreciation on investments	(218,229)	11,770	1,704,246	10,210	4,597,903	21,520
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,621	15,942	1,624,979	83,127	26,192,287	21,584
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,488,290	45,476	4,131,000	1,284,848	61,281,961	192,389
• Contract withdrawals and transfers to annuity reserves	(962,717)	(21,570)	(1,129,321)	(103,879)	(137,084,284)	(817)
• Contract transfers	(251,417)	97,053	(335,148)	(2,164)	122,596,344	30,151
	1,274,156	120,959	2,666,531	1,178,805	46,794,021	221,723
Annuity Reserves:
• Annuity Payments	—	—	—	—	(55,225)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	2,743	—
	—	—	—	—	(52,482)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,274,156	120,959	2,666,531	1,178,805	46,741,539	221,723
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,287,777	136,901	4,291,510	1,261,932	72,933,826	243,307
NET ASSETS AT DECEMBER 31, 2016	$19,053,014	$313,621	$21,578,620	$4,519,408	$1,764,684,263	$243,307

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Delaware VIP Emerging Markets Series Service Class Subaccount	Delaware VIP High Yield Series Standard Class Subaccount	Delaware VIP High Yield Series Service Class Subaccount	Delaware VIP International Value Equity Series Standard Class Subaccount	Delaware VIP Limited-Term Diversified Income Series Standard Class Subaccount	Delaware VIP Limited-Term Diversified Income Series Service Class Subaccount	Delaware VIP REIT Series Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$325,412,353	$4,346,695	$183,036,976	$159,204	$1,237,024	$1,356,387,266	$5,926,515
Changes From Operations:
• Net investment income (loss)	(3,287,117)	211,941	8,411,923	949	5,056	1,377,533	(9,587)
• Net realized gain (loss) on investments	3,101,996	(243,679)	(581,820)	(14,429)	(718)	(2,109,652)	419,033
• Net change in unrealized appreciation or depreciation on investments	(51,023,845)	(298,935)	(21,148,178)	3,595	(9,555)	(8,867,490)	(327,357)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(51,208,966)	(330,673)	(13,318,075)	(9,885)	(5,217)	(9,599,609)	82,089
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,423,317	10,820	1,200,372	111	22,233	73,827,798	81,548
• Contract withdrawals and transfers to annuity reserves	(27,726,689)	(680,997)	(20,333,924)	(6,945)	(68,975)	(112,556,098)	(740,981)
• Contract transfers	23,858,738	25,496	(8,572,499)	9,300	(48,288)	15,059,530	(1,375,061)
	3,555,366	(644,681)	(27,706,051)	2,466	(95,030)	(23,668,770)	(2,034,494)
Annuity Reserves:
• Annuity Payments	(18,164)	(287)	(18,444)	—	—	(3,441)	(29,257)
• Receipt (reimbursement) of mortality guarantee adjustments	(207)	83	2,400	—	—	12	(449)
	(18,371)	(204)	(16,044)	—	—	(3,429)	(29,706)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,536,995	(644,885)	(27,722,095)	2,466	(95,030)	(23,672,199)	(2,064,200)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,671,971)	(975,558)	(41,040,170)	(7,419)	(100,247)	(33,271,808)	(1,982,111)
NET ASSETS AT DECEMBER 31, 2015	277,740,382	3,371,137	141,996,806	151,785	1,136,777	1,323,115,458	3,944,404
Changes From Operations:
• Net investment income (loss)	(2,170,846)	315,795	7,468,485	574	4,681	711,649	8,760
• Net realized gain (loss) on investments	(379,247)	(46,020)	(4,983,001)	(6,609)	113	(1,519,352)	497,041
• Net change in unrealized appreciation or depreciation on investments	34,790,778	351,383	12,216,340	9,239	4,588	5,812,521	(330,342)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,240,685	621,158	14,701,824	3,204	9,382	5,004,818	175,459
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,409,529	2,605	3,625,786	111	31,029	42,359,091	63,101
• Contract withdrawals and transfers to annuity reserves	(23,390,028)	(618,836)	(19,865,857)	(34,603)	(94,510)	(113,431,669)	(595,541)
• Contract transfers	(15,065,653)	1,953,533	(254,457)	322	33,105	17,199,396	(104,078)
	(34,046,152)	1,337,302	(16,494,528)	(34,170)	(30,376)	(53,873,182)	(636,518)
Annuity Reserves:
• Annuity Payments	(12,338)	(274)	(25,598)	—	—	(57,009)	(22,441)
• Receipt (reimbursement) of mortality guarantee adjustments	—	103	689	—	—	(6,402)	693
	(12,338)	(171)	(24,909)	—	—	(63,411)	(21,748)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(34,058,490)	1,337,131	(16,519,437)	(34,170)	(30,376)	(53,936,593)	(658,266)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,817,805)	1,958,289	(1,817,613)	(30,966)	(20,994)	(48,931,775)	(482,807)
NET ASSETS AT DECEMBER 31, 2016	$275,922,577	$5,329,426	$140,179,193	$120,819	$1,115,783	$1,274,183,683	$3,461,597

See accompanying notes.

	Delaware VIP REIT Series Service Class Subaccount	Delaware VIP Small Cap Value Series Standard Class Subaccount	Delaware VIP Small Cap Value Series Service Class Subaccount	Delaware VIP Smid Cap Growth Series Standard Class Subaccount	Delaware VIP Smid Cap Growth Series Service Class Subaccount	Delaware VIP U.S. Growth Series Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$176,163,124	$7,559,965	$355,732,262	$8,365,583	$147,642,377	$356,087,453
Changes From Operations:
• Net investment income (loss)	(1,120,140)	(48,643)	(3,964,887)	(86,828)	(2,340,403)	(2,915,659)
• Net realized gain (loss) on investments	9,300,069	972,132	44,393,177	1,021,855	17,163,004	44,553,155
• Net change in unrealized appreciation or depreciation on investments	(5,684,534)	(1,454,056)	(66,744,536)	(443,012)	(6,605,814)	(27,691,711)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,495,395	(530,567)	(26,316,246)	492,015	8,216,787	13,945,785
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	12,296,486	72,722	12,751,902	108,046	10,437,633	9,389,499
• Contract withdrawals and transfers to annuity reserves	(17,317,549)	(712,513)	(33,844,681)	(838,710)	(13,960,855)	(28,260,913)
• Contract transfers	(10,238,979)	(21,325)	(7,177,861)	(201,887)	17,924,244	468,958
	(15,260,042)	(661,116)	(28,270,640)	(932,551)	14,401,022	(18,402,456)
Annuity Reserves:
• Annuity Payments	(26,414)	(1,360)	(14,799)	(10,827)	(18,617)	(4,080)
• Receipt (reimbursement) of mortality guarantee adjustments	7,258	104	198	(1,111)	985	1,492
	(19,156)	(1,256)	(14,601)	(11,938)	(17,632)	(2,588)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(15,279,198)	(662,372)	(28,285,241)	(944,489)	14,383,390	(18,405,044)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,783,803)	(1,192,939)	(54,601,487)	(452,474)	22,600,177	(4,459,259)
NET ASSETS AT DECEMBER 31, 2015	163,379,321	6,367,026	301,130,775	7,913,109	170,242,554	351,628,194
Changes From Operations:
• Net investment income (loss)	(1,021,792)	(26,718)	(2,884,452)	(87,511)	(2,779,557)	(2,381,922)
• Net realized gain (loss) on investments	15,093,308	801,762	32,949,544	1,179,131	23,334,329	93,804,790
• Net change in unrealized appreciation or depreciation on investments	(8,247,035)	968,184	54,875,203	(613,493)	(10,147,871)	(113,936,702)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,824,481	1,743,228	84,940,295	478,127	10,406,901	(22,513,834)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	8,418,695	180,813	10,203,064	90,821	7,335,931	3,364,119
• Contract withdrawals and transfers to annuity reserves	(15,405,771)	(960,051)	(29,573,599)	(850,667)	(15,593,418)	(24,549,725)
• Contract transfers	9,567,184	7,430	(2,372,148)	(242,588)	4,543,487	1,486,254
	2,580,108	(771,808)	(21,742,683)	(1,002,434)	(3,714,000)	(19,699,352)
Annuity Reserves:
• Annuity Payments	(31,635)	(1,340)	(14,045)	(7,029)	(24,676)	(4,751)
• Receipt (reimbursement) of mortality guarantee adjustments	4,275	130	63	55	(3,218)	413
	(27,360)	(1,210)	(13,982)	(6,974)	(27,894)	(4,338)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,552,748	(773,018)	(21,756,665)	(1,009,408)	(3,741,894)	(19,703,690)
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,377,229	970,210	63,183,630	(531,281)	6,665,007	(42,217,524)
NET ASSETS AT DECEMBER 31, 2016	$171,756,550	$7,337,236	$364,314,405	$7,381,828	$176,907,561	$309,410,670

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Delaware VIP Value Series Standard Class Subaccount	Delaware VIP Value Series Service Class Subaccount	Deutsche Alternative Asset Allocation VIP Portfolio Class A Subaccount	Deutsche Alternative Asset Allocation VIP Portfolio Class B Subaccount	Deutsche Equity 500 Index VIP Portfolio Class A Subaccount	Deutsche Small Cap Index VIP Portfolio Class A Subaccount	Eaton Vance VT Floating-Rate Income Fund Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$7,091,505	$287,864,246	$852,273	$55,634,524	$7,058,427	$4,366,578	$1,407,375
Changes From Operations:
• Net investment income (loss)	21,912	(530,488)	16,297	577,624	1,634	(20,300)	75,209
• Net realized gain (loss) on investments	376,261	17,983,414	(897)	(42,784)	729,320	451,339	(16,515)
• Net change in unrealized appreciation or depreciation on investments	(520,632)	(23,858,486)	(85,768)	(5,224,558)	(767,435)	(651,828)	(233,270)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(122,459)	(6,405,560)	(70,368)	(4,689,718)	(36,481)	(220,789)	(174,576)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	63,927	14,879,233	106,085	5,797,067	191,041	62,519	3,249,022
• Contract withdrawals and transfers to annuity reserves	(751,081)	(31,504,469)	(33,940)	(3,892,351)	(1,012,437)	(390,609)	(314,875)
• Contract transfers	(120,877)	(2,602,261)	66,493	1,108,975	42,021	(304,768)	2,587,638
	(808,031)	(19,227,497)	138,638	3,013,691	(779,375)	(632,858)	5,521,785
Annuity Reserves:
• Annuity Payments	(1,288)	(16,768)	—	(1,443)	(961)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	2	1,046	—	1,953	477	—	—
	(1,286)	(15,722)	—	510	(484)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(809,317)	(19,243,219)	138,638	3,014,201	(779,859)	(632,858)	5,521,785
TOTAL INCREASE (DECREASE) IN NET ASSETS	(931,776)	(25,648,779)	68,270	(1,675,517)	(816,340)	(853,647)	5,347,209
NET ASSETS AT DECEMBER 31, 2015	6,159,729	262,215,467	920,543	53,959,007	6,242,087	3,512,931	6,754,584
Changes From Operations:
• Net investment income (loss)	32,834	53,580	11,445	170,190	28,314	(15,184)	187,215
• Net realized gain (loss) on investments	766,369	34,287,578	(6,755)	(516,731)	711,099	337,327	(32,294)
• Net change in unrealized appreciation or depreciation on investments	(11,890)	(745,188)	34,645	2,053,463	(181,894)	281,228	453,016
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	787,313	33,595,970	39,335	1,706,922	557,519	603,371	607,937
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	82,954	11,131,069	79,763	2,401,099	18,147	22,515	1,679,705
• Contract withdrawals and transfers to annuity reserves	(375,709)	(27,445,068)	(64,383)	(3,759,650)	(714,006)	(372,611)	(1,265,546)
• Contract transfers	276,087	34,494,438	47,898	(961,306)	(117,528)	(143,102)	3,749,055
	(16,668)	18,180,439	63,278	(2,319,857)	(813,387)	(493,198)	4,163,214
Annuity Reserves:
• Annuity Payments	(11,697)	(19,021)	—	(3,396)	(943)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(954)	473	—	86	519	—	—
	(12,651)	(18,548)	—	(3,310)	(424)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(29,319)	18,161,891	63,278	(2,323,167)	(813,811)	(493,198)	4,163,214
TOTAL INCREASE (DECREASE) IN NET ASSETS	757,994	51,757,861	102,613	(616,245)	(256,292)	110,173	4,771,151
NET ASSETS AT DECEMBER 31, 2016	$6,917,723	$313,973,328	$1,023,156	$53,342,762	$5,985,795	$3,623,104	$11,525,735

See accompanying notes.

	Eaton Vance VT Floating-Rate Income Fund ADV Class Subaccount	Fidelity VIP Contrafund Portfolio Initial Class Subaccount	Fidelity VIP Contrafund Portfolio Service Class 2 Subaccount	Fidelity VIP Equity-Income Portfolio Service Class 2 Subaccount	Fidelity VIP Growth Portfolio Initial Class Subaccount	Fidelity VIP Growth Portfolio Service Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2015	$439,056	$126,513	$1,129,791,103	$—	$5,379,425	$157,076,821
Changes From Operations:
• Net investment income (loss)	28,351	1,820	(9,344,618)	—	(61,591)	(2,769,833)
• Net realized gain (loss) on investments	(1,341)	16,304	142,049,342	—	390,871	13,947,324
• Net change in unrealized appreciation or depreciation on investments	(68,550)	(19,907)	(144,484,225)	—	(32,209)	(3,139,534)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(41,540)	(1,783)	(11,779,501)	—	297,071	8,037,957
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,374,940	165,669	41,148,785	—	55,005	14,084,350
• Contract withdrawals and transfers to annuity reserves	(7,107)	(1,120)	(105,940,728)	—	(478,136)	(15,976,774)
• Contract transfers	288,533	(305)	(10,804,894)	—	(80,923)	2,490,175
	1,656,366	164,244	(75,596,837)	—	(504,054)	597,751
Annuity Reserves:
• Annuity Payments	—	—	(43,662)	—	—	(8,056)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	1,790	—	—	1,008
	—	—	(41,872)	—	—	(7,048)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,656,366	164,244	(75,638,709)	—	(504,054)	590,703
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,614,826	162,461	(87,418,210)	—	(206,983)	8,628,660
NET ASSETS AT DECEMBER 31, 2015	2,053,882	288,974	1,042,372,893	—	5,172,442	165,705,481
Changes From Operations:
• Net investment income (loss)	70,883	3,865	(10,198,053)	(2)	(62,357)	(2,671,246)
• Net realized gain (loss) on investments	(1,238)	24,793	102,553,821	76	755,973	19,516,021
• Net change in unrealized appreciation or depreciation on investments	110,400	24,501	(33,661,114)	—	(752,822)	(18,692,405)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	180,045	53,159	58,694,654	74	(59,206)	(1,847,630)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,005	933,631	23,942,895	2	137,948	10,555,658
• Contract withdrawals and transfers to annuity reserves	(6,796)	(5,716)	(91,217,794)	(76)	(487,895)	(14,556,119)
• Contract transfers	(90)	71,917	(16,989,026)	—	(807,338)	1,493,497
	(5,881)	999,832	(84,263,925)	(74)	(1,157,285)	(2,506,964)
Annuity Reserves:
• Annuity Payments	—	—	(42,055)	—	—	(5,837)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	4,058	—	—	(131)
	—	—	(37,997)	—	—	(5,968)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,881)	999,832	(84,301,922)	(74)	(1,157,285)	(2,512,932)
TOTAL INCREASE (DECREASE) IN NET ASSETS	174,164	1,052,991	(25,607,268)	—	(1,216,491)	(4,360,562)
NET ASSETS AT DECEMBER 31, 2016	$2,228,046	$1,341,965	$1,016,765,625	$—	$3,955,951	$161,344,919

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Fidelity VIP Mid Cap Portfolio Initial Class Subaccount	Fidelity VIP Mid Cap Portfolio Service Class 2 Subaccount	Fidelity VIP Overseas Portfolio Service Class 2 Subaccount	Fidelity VIP Strategic Income Portfolio Initial Class Subaccount	Fidelity VIP Strategic Income Portfolio Service Class 2 Subaccount	First Trust Dorsey Wright Tactical Core Portfolio Class I Subaccount	First Trust Multi Income Allocation Portfolio Class I Subaccount
NET ASSETS AT JANUARY 1, 2015	$588,669	$554,863,646	$—	$—	$—	$—	$424,568
Changes From Operations:
• Net investment income (loss)	294	(7,340,680)	(15)	4,685	31,287	—	30,896
• Net realized gain (loss) on investments	68,725	72,879,357	2,243	386	1,329	—	(25,739)
• Net change in unrealized appreciation or depreciation on investments	(78,181)	(81,540,433)	—	(8,836)	(69,291)	—	(154,517)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,162)	(16,001,756)	2,228	(3,765)	(36,675)	—	(149,360)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	61,746	22,653,266	1,379	19,358	1,408,720	—	2,316,669
• Contract withdrawals and transfers to annuity reserves	(6,526)	(42,970,854)	(2,939)	—	(37,663)	—	(83,118)
• Contract transfers	(5,166)	(16,460,775)	(668)	154,083	570,935	—	395,071
	50,054	(36,778,363)	(2,228)	173,441	1,941,992	—	2,628,622
Annuity Reserves:
• Annuity Payments	—	(17,962)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(1,129)	—	—	—	—	—
	—	(19,091)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	50,054	(36,797,454)	(2,228)	173,441	1,941,992	—	2,628,622
TOTAL INCREASE (DECREASE) IN NET ASSETS	40,892	(52,799,210)	—	169,676	1,905,317	—	2,479,262
NET ASSETS AT DECEMBER 31, 2015	629,561	502,064,436	—	169,676	1,905,317	—	2,903,830
Changes From Operations:
• Net investment income (loss)	1,144	(6,420,333)	(5)	15,059	203,136	627	47,061
• Net realized gain (loss) on investments	25,368	30,857,092	315	76	15,727	87,132	4,191
• Net change in unrealized appreciation or depreciation on investments	68,771	25,293,200	—	199	19,637	10,575	232,091
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	95,283	49,729,959	310	15,334	238,500	98,334	283,343
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	526,428	14,029,997	124	41,119	3,549,908	1,344,932	1,451,400
• Contract withdrawals and transfers to annuity reserves	(9,440)	(42,145,676)	(914)	(757)	(147,691)	(40,807)	(243,443)
• Contract transfers	(99,410)	(5,161,775)	480	232,885	2,308,410	525,708	683,007
	417,578	(33,277,454)	(310)	273,247	5,710,627	1,829,833	1,890,964
Annuity Reserves:
• Annuity Payments	—	(14,580)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(951)	—	—	—	—	—
	—	(15,531)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	417,578	(33,292,985)	(310)	273,247	5,710,627	1,829,833	1,890,964
TOTAL INCREASE (DECREASE) IN NET ASSETS	512,861	16,436,974	—	288,581	5,949,127	1,928,167	2,174,307
NET ASSETS AT DECEMBER 31, 2016	$1,142,422	$518,501,410	$—	$458,257	$7,854,444	$1,928,167	$5,078,137

See accompanying notes.

	First Trust Multi Income Allocation Portfolio Class II Subaccount	First Trust/ Dow Jones Dividend & Income Allocation Portfolio Class I Subaccount	First Trust/ Dow Jones Dividend & Income Allocation Portfolio Class II Subaccount	Franklin Founding Funds Allocation VIP Fund Class 4 Subaccount	Franklin Income VIP Fund Class 1 Subaccount	Franklin Income VIP Fund Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2015	$—	$1,555,694	$—	$6,459,585	$—	$640,251,249
Changes From Operations:
• Net investment income (loss)	1	117,999	111	136,123	(68)	18,744,469
• Net realized gain (loss) on investments	(44)	66,494	—	(538,641)	—	772,492
• Net change in unrealized appreciation or depreciation on investments	—	(297,415)	(209)	(251,816)	(1,111)	(72,130,896)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(43)	(112,922)	(98)	(654,334)	(1,179)	(52,613,935)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	500	6,885,206	—	2,608,360	57,863	28,104,279
• Contract withdrawals and transfers to annuity reserves	—	(234,428)	—	(100,225)	—	(59,905,912)
• Contract transfers	(457)	754,944	6,015	(4,411,613)	103	(9,203,542)
	43	7,405,722	6,015	(1,903,478)	57,966	(41,005,175)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(53,653)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	(1,812)
	—	—	—	—	—	(55,465)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	43	7,405,722	6,015	(1,903,478)	57,966	(41,060,640)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	7,292,800	5,917	(2,557,812)	56,787	(93,674,575)
NET ASSETS AT DECEMBER 31, 2015	—	8,848,494	5,917	3,901,773	56,787	546,576,674
Changes From Operations:
• Net investment income (loss)	680	(24,521)	49	120,485	3,516	18,749,767
• Net realized gain (loss) on investments	—	380,208	121	122,517	12	(3,693,202)
• Net change in unrealized appreciation or depreciation on investments	189	851,337	443	362,254	7,138	48,871,536
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	869	1,207,024	613	605,256	10,666	63,928,101
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	4,878,354	—	1,586,159	37,500	14,173,202
• Contract withdrawals and transfers to annuity reserves	—	(979,311)	—	(182,064)	—	(49,976,187)
• Contract transfers	48,495	2,775,717	(394)	350,948	(236)	(3,303,230)
	48,495	6,674,760	(394)	1,755,043	37,264	(39,106,215)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(49,322)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	(514)
	—	—	—	—	—	(49,836)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	48,495	6,674,760	(394)	1,755,043	37,264	(39,156,051)
TOTAL INCREASE (DECREASE) IN NET ASSETS	49,364	7,881,784	219	2,360,299	47,930	24,772,050
NET ASSETS AT DECEMBER 31, 2016	$49,364	$16,730,278	$6,136	$6,262,072	$104,717	$571,348,724

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Franklin Income VIP Fund Class 4 Subaccount	Franklin Mutual Shares VIP Fund Class 1 Subaccount	Franklin Mutual Shares VIP Fund Class 2 Subaccount	Franklin Mutual Shares VIP Fund Class 4 Subaccount	Franklin Rising Dividends VIP Fund Class 1 Subaccount	Franklin Rising Dividends VIP Fund Class 4 Subaccount	Franklin Small Cap Value VIP Fund Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2015	$7,785,150	$—	$816,349,869	$821,201	$85,754	$2,612,458	$280,716
Changes From Operations:
• Net investment income (loss)	395,927	1,324	14,310,039	56,756	3,849	10,928	1,446
• Net realized gain (loss) on investments	(216,991)	2,955	77,162,663	157,407	25,849	525,957	40,992
• Net change in unrealized appreciation or depreciation on investments	(1,464,682)	(8,166)	(137,178,444)	(451,035)	(42,741)	(882,431)	(64,809)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,285,746)	(3,887)	(45,705,742)	(236,872)	(13,043)	(345,546)	(22,371)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	9,929,449	26,334	18,022,990	3,033,073	247,224	5,085,334	17,568
• Contract withdrawals and transfers to annuity reserves	(703,306)	(329)	(69,320,849)	(355,132)	(7,693)	(155,666)	(216)
• Contract transfers	998,810	20,578	2,886,114	177,726	91,228	947,061	(2,177)
	10,224,953	46,583	(48,411,745)	2,855,667	330,759	5,876,729	15,175
Annuity Reserves:
• Annuity Payments	—	—	(22,671)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(484)	—	—	—	—
	—	—	(23,155)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,224,953	46,583	(48,434,900)	2,855,667	330,759	5,876,729	15,175
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,939,207	42,696	(94,140,642)	2,618,795	317,716	5,531,183	(7,196)
NET ASSETS AT DECEMBER 31, 2015	16,724,357	42,696	722,209,227	3,439,996	403,470	8,143,641	273,520
Changes From Operations:
• Net investment income (loss)	712,454	10,846	5,559,327	28,444	5,334	1,668	1,999
• Net realized gain (loss) on investments	(182,465)	41,417	73,019,028	276,316	50,794	1,096,722	44,505
• Net change in unrealized appreciation or depreciation on investments	2,037,405	24,069	20,827,938	319,623	13,345	350,516	38,357
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,567,394	76,332	99,406,293	624,383	69,473	1,448,906	84,861
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,274,204	538,579	7,631,659	1,700,307	46,079	3,893,023	13,296
• Contract withdrawals and transfers to annuity reserves	(1,343,291)	(2,236)	(56,883,306)	(235,833)	(37,972)	(466,206)	(3,191)
• Contract transfers	3,774,030	(18,321)	(39,357,432)	(25,673)	167,647	2,990,073	14,105
	5,704,943	518,022	(88,609,079)	1,438,801	175,754	6,416,890	24,210
Annuity Reserves:
• Annuity Payments	—	—	(26,738)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(807)	—	—	—	—
	—	—	(27,545)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,704,943	518,022	(88,636,624)	1,438,801	175,754	6,416,890	24,210
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,272,337	594,354	10,769,669	2,063,184	245,227	7,865,796	109,071
NET ASSETS AT DECEMBER 31, 2016	$24,996,694	$637,050	$732,978,896	$5,503,180	$648,697	$16,009,437	$382,591

See accompanying notes.

	Franklin Small Cap Value VIP Fund Class 4 Subaccount	Franklin Small-Mid Cap Growth VIP Fund Class 1 Subaccount	Franklin Small-Mid Cap Growth VIP Fund Class 2 Subaccount	Franklin Small-Mid Cap Growth VIP Fund Class 4 Subaccount	Goldman Sachs VIT Large Cap Value Fund Service Shares Subaccount	Goldman Sachs VIT Government Money Market Fund Institutional Shares Subaccount
NET ASSETS AT JANUARY 1, 2015	$729,615	$—	$—	$631,684	$170,988,409	$330,156
Changes From Operations:
• Net investment income (loss)	(10,965)	(19)	(4)	(19,521)	339,676	(1,301)
• Net realized gain (loss) on investments	206,784	1,106	29	238,919	20,236,836	—
• Net change in unrealized appreciation or depreciation on investments	(403,919)	(1,421)	(62)	(374,982)	(29,137,971)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(208,100)	(334)	(37)	(155,584)	(8,561,459)	(1,301)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,699,740	5,501	248	1,693,598	1,408,004	2,214,600
• Contract withdrawals and transfers to annuity reserves	(39,433)	—	(765)	(160,842)	(13,545,384)	(371,886)
• Contract transfers	120,843	60	554	93,088	2,458,567	(1,342,529)
	1,781,150	5,561	37	1,625,844	(9,678,813)	500,185
Annuity Reserves:
• Annuity Payments	—	—	—	(719)	(2,312)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(37)	(1)	—
	—	—	—	(756)	(2,313)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,781,150	5,561	37	1,625,088	(9,681,126)	500,185
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,573,050	5,227	—	1,469,504	(18,242,585)	498,884
NET ASSETS AT DECEMBER 31, 2015	2,302,665	5,227	—	2,101,188	152,745,824	829,040
Changes From Operations:
• Net investment income (loss)	(21,171)	(268)	(31)	(28,631)	1,333,677	(1,510)
• Net realized gain (loss) on investments	431,071	5,065	728	136,799	770,764	—
• Net change in unrealized appreciation or depreciation on investments	582,656	(2,447)	62	(28,089)	13,078,399	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	992,556	2,350	759	80,079	15,182,840	(1,510)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,355,149	39,179	9	736,143	1,328,362	5,807,435
• Contract withdrawals and transfers to annuity reserves	(112,216)	(668)	(768)	(222,818)	(10,913,281)	(33,174)
• Contract transfers	1,425,515	153,724	—	543,271	(5,632,942)	(5,167,495)
	2,668,448	192,235	(759)	1,056,596	(15,217,861)	606,766
Annuity Reserves:
• Annuity Payments	—	—	—	(1,576)	(2,152)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	67	—	—
	—	—	—	(1,509)	(2,152)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,668,448	192,235	(759)	1,055,087	(15,220,013)	606,766
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,661,004	194,585	—	1,135,166	(37,173)	605,256
NET ASSETS AT DECEMBER 31, 2016	$5,963,669	$199,812	$—	$3,236,354	$152,708,651	$1,434,296

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Goldman Sachs VIT Government Money Market Fund Service Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares Subaccount	Goldman Sachs VIT Strategic Income Fund Advisor Shares Subaccount	Goldman Sachs VIT Strategic Income Fund Institutional Shares Subaccount	Guggenheim Long Short Equity Fund Subaccount	Guggenheim Multi-Hedge Strategies Fund Subaccount
NET ASSETS AT JANUARY 1, 2015	$6,913,327	$761,056	$29,011	$725,079	$—	$337,506	$504,099
Changes From Operations:
• Net investment income (loss)	(316,636)	23,392	501	37,843	—	(17,383)	(8,955)
• Net realized gain (loss) on investments	—	(40,476)	—	(13,166)	—	(704)	7,400
• Net change in unrealized appreciation or depreciation on investments	—	(176,506)	(1,966)	(104,886)	—	(18,575)	3,572
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(316,636)	(193,590)	(1,465)	(80,209)	—	(36,662)	2,017
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	56,065,497	2,296,568	—	2,453,725	—	1,978,883	1,543,469
• Contract withdrawals and transfers to annuity reserves	(9,157,368)	(34,328)	—	(81,089)	—	(44,454)	(46,806)
• Contract transfers	(17,560,879)	(325,830)	897	709,621	—	1,249,200	1,501,415
	29,347,250	1,936,410	897	3,082,257	—	3,183,629	2,998,078
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	29,347,250	1,936,410	897	3,082,257	—	3,183,629	2,998,078
TOTAL INCREASE (DECREASE) IN NET ASSETS	29,030,614	1,742,820	(568)	3,002,048	—	3,146,967	3,000,095
NET ASSETS AT DECEMBER 31, 2015	35,943,941	2,503,876	28,443	3,727,127	—	3,484,473	3,504,194
Changes From Operations:
• Net investment income (loss)	(475,154)	(10,373)	471	40,654	243	(36,850)	(42,468)
• Net realized gain (loss) on investments	—	(74,469)	(790)	(43,287)	—	(36,424)	(3,255)
• Net change in unrealized appreciation or depreciation on investments	—	67,159	699	(1,237)	(106)	46,695	(15,394)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(475,154)	(17,683)	380	(3,870)	137	(26,579)	(61,117)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	33,869,585	495,061	3,244	836,389	—	460,937	1,050,476
• Contract withdrawals and transfers to annuity reserves	(12,745,990)	(156,009)	—	(163,478)	(124)	(330,824)	(377,737)
• Contract transfers	(9,127,302)	(264,117)	24,541	662,402	24,543	(204,511)	26,620
	11,996,293	74,935	27,785	1,335,313	24,419	(74,398)	699,359
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	11,996,293	74,935	27,785	1,335,313	24,419	(74,398)	699,359
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,521,139	57,252	28,165	1,331,443	24,556	(100,977)	638,242
NET ASSETS AT DECEMBER 31, 2016	$47,465,080	$2,561,128	$56,608	$5,058,570	$24,556	$3,383,496	$4,142,436

See accompanying notes.

	Hartford Capital Appreciation HLS Fund Class IA Subaccount	Hartford Capital Appreciation HLS Fund Class IC Subaccount	Invesco V.I. American Franchise Fund Series I Subaccount	Invesco V.I. American Franchise Fund Series II Subaccount	Invesco V.I. Balanced-Risk Allocation Fund Series I Subaccount	Invesco V.I. Balanced-Risk Allocation Fund Series II Subaccount
NET ASSETS AT JANUARY 1, 2015	$49,359	$1,575,774	$2,631,394	$1,160,140	$163,613	$1,409,936
Changes From Operations:
• Net investment income (loss)	463	(18,524)	(37,386)	(19,310)	7,158	153,435
• Net realized gain (loss) on investments	15,424	889,526	85,523	86,700	16,538	406,618
• Net change in unrealized appreciation or depreciation on investments	(17,194)	(1,025,609)	39,300	(40,761)	(32,856)	(900,601)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,307)	(154,607)	87,437	26,629	(9,160)	(340,548)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	31,994	3,765,536	21,563	96,255	28,713	4,711,848
• Contract withdrawals and transfers to annuity reserves	—	(137,184)	(160,649)	(198,666)	(1,945)	(135,451)
• Contract transfers	(146)	1,058,467	(26,900)	309,848	—	394,408
	31,848	4,686,819	(165,986)	207,437	26,768	4,970,805
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	31,848	4,686,819	(165,986)	207,437	26,768	4,970,805
TOTAL INCREASE (DECREASE) IN NET ASSETS	30,541	4,532,212	(78,549)	234,066	17,608	4,630,257
NET ASSETS AT DECEMBER 31, 2015	79,900	6,107,986	2,552,845	1,394,206	181,221	6,040,193
Changes From Operations:
• Net investment income (loss)	586	(31,215)	(34,655)	(21,764)	16	(84,323)
• Net realized gain (loss) on investments	6,790	492,704	283,706	146,851	(3,935)	(65,987)
• Net change in unrealized appreciation or depreciation on investments	(3,368)	(140,675)	(229,765)	(128,922)	23,090	853,995
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,008	320,814	19,286	(3,835)	19,171	703,685
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	2,040,120	29,540	5,331	188	3,052,718
• Contract withdrawals and transfers to annuity reserves	(2,446)	(231,077)	(148,135)	(118,233)	(888)	(722,043)
• Contract transfers	—	411,461	3,841	(15,427)	(20,223)	2,426,042
	(2,446)	2,220,504	(114,754)	(128,329)	(20,923)	4,756,717
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,446)	2,220,504	(114,754)	(128,329)	(20,923)	4,756,717
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,562	2,541,318	(95,468)	(132,164)	(1,752)	5,460,402
NET ASSETS AT DECEMBER 31, 2016	$81,462	$8,649,304	$2,457,377	$1,262,042	$179,469	$11,500,595

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Invesco V.I. Comstock Fund Series I Subaccount	Invesco V.I. Comstock Fund Series II Subaccount	Invesco V.I. Core Equity Fund Series I Subaccount	Invesco V.I. Core Equity Fund Series II Subaccount	Invesco V.I. Diversified Dividend Fund Series I Subaccount	Invesco V.I. Diversified Dividend Fund Series II Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund Series I Subaccount
NET ASSETS AT JANUARY 1, 2015	$—	$1,123,603	$8,378,083	$2,328,434	$20,112	$703,253	$—
Changes From Operations:
• Net investment income (loss)	755	17,665	(29,078)	(15,559)	389	17,719	99
• Net realized gain (loss) on investments	113	13,600	1,192,069	350,017	194	8,609	1,439
• Net change in unrealized appreciation or depreciation on investments	(3,772)	(182,894)	(1,712,342)	(492,754)	(223)	(64,541)	(1,853)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,904)	(151,629)	(549,351)	(158,296)	360	(38,213)	(315)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	75,671	1,335,564	134,352	19,609	10,068	3,116,361	4,754
• Contract withdrawals and transfers to annuity reserves	—	(40,284)	(1,032,512)	(233,477)	—	(76,488)	—
• Contract transfers	3,291	(16,678)	(100,039)	(176,457)	(1,670)	1,619,183	5,009
	78,962	1,278,602	(998,199)	(390,325)	8,398	4,659,056	9,763
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(3,266)	—	—	—	—
	—	—	(3,266)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	78,962	1,278,602	(1,001,465)	(390,325)	8,398	4,659,056	9,763
TOTAL INCREASE (DECREASE) IN NET ASSETS	76,058	1,126,973	(1,550,816)	(548,621)	8,758	4,620,843	9,448
NET ASSETS AT DECEMBER 31, 2015	76,058	2,250,576	6,827,267	1,779,813	28,870	5,324,096	9,448
Changes From Operations:
• Net investment income (loss)	1,452	8,532	(47,819)	(18,290)	219	29,967	116
• Net realized gain (loss) on investments	9,136	203,126	684,509	177,180	2,434	97,560	1,118
• Net change in unrealized appreciation or depreciation on investments	7,036	241,880	(68,882)	(31,447)	3,301	1,294,130	1,534
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,624	453,538	567,808	127,443	5,954	1,421,657	2,768
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	37,605	845,091	35,068	3,500	28,787	4,416,743	23,502
• Contract withdrawals and transfers to annuity reserves	(1,534)	(141,406)	(521,129)	(198,192)	(30,654)	(378,942)	(154)
• Contract transfers	(2,582)	201,332	(293,958)	(128,122)	(1,058)	5,304,333	(6,857)
	33,489	905,017	(780,019)	(322,814)	(2,925)	9,342,134	16,491
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	33,489	905,017	(780,019)	(322,814)	(2,925)	9,342,134	16,491
TOTAL INCREASE (DECREASE) IN NET ASSETS	51,113	1,358,555	(212,211)	(195,371)	3,029	10,763,791	19,259
NET ASSETS AT DECEMBER 31, 2016	$127,171	$3,609,131	$6,615,056	$1,584,442	$31,899	$16,087,887	$28,707

See accompanying notes.

	Invesco V.I. Equally- Weighted S&P 500 Fund Series II Subaccount	Invesco V.I. Equity and Income Fund Series I Subaccount	Invesco V.I. Equity and Income Fund Series II Subaccount	Invesco V.I. International Growth Fund Series I Subaccount	Invesco V.I. International Growth Fund Series II Subaccount	Ivy VIP Asset Strategy Portfolio Subaccount
NET ASSETS AT JANUARY 1, 2015	$1,483,592	$—	$1,296,474	$2,385,899	$11,617,442	$4,127,237
Changes From Operations:
• Net investment income (loss)	23,167	—	68,689	2,524	1,827	(65,445)
• Net realized gain (loss) on investments	1,321,523	—	310,612	144,685	(13,524)	1,065,546
• Net change in unrealized appreciation or depreciation on investments	(1,752,132)	—	(569,699)	(241,842)	(1,361,235)	(1,936,508)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(407,442)	—	(190,398)	(94,633)	(1,372,932)	(936,407)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	6,335,395	—	2,829,695	128,256	6,840,767	6,030,880
• Contract withdrawals and transfers to annuity reserves	(262,132)	—	(83,128)	(256,681)	(1,369,810)	(415,435)
• Contract transfers	1,694,660	—	625,217	116,803	8,787,728	874,271
	7,767,923	—	3,371,784	(11,622)	14,258,685	6,489,716
Annuity Reserves:
• Annuity Payments	—	—	—	—	(1,388)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	1,828	—
	—	—	—	—	440	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,767,923	—	3,371,784	(11,622)	14,259,125	6,489,716
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,360,481	—	3,181,386	(106,255)	12,886,193	5,553,309
NET ASSETS AT DECEMBER 31, 2015	8,844,073	—	4,477,860	2,279,644	24,503,635	9,680,546
Changes From Operations:
• Net investment income (loss)	(91,844)	(10)	27,180	(81)	(72,764)	(56,300)
• Net realized gain (loss) on investments	262,370	1	124,345	98,149	(177,330)	(607,853)
• Net change in unrealized appreciation or depreciation on investments	1,268,800	705	662,653	(133,513)	(304,434)	306,549
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,439,326	696	814,178	(35,445)	(554,528)	(357,604)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,888,462	—	1,412,511	41,721	3,648,070	993,121
• Contract withdrawals and transfers to annuity reserves	(503,584)	(43)	(295,200)	(213,129)	(1,648,843)	(306,489)
• Contract transfers	2,955,136	17,486	1,130,470	(134,916)	5,295,925	(1,381,500)
	5,340,014	17,443	2,247,781	(306,324)	7,295,152	(694,868)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(3,223)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	80	—
	—	—	—	—	(3,143)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,340,014	17,443	2,247,781	(306,324)	7,292,009	(694,868)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,779,340	18,139	3,061,959	(341,769)	6,737,481	(1,052,472)
NET ASSETS AT DECEMBER 31, 2016	$15,623,413	$18,139	$7,539,819	$1,937,875	$31,241,116	$8,628,074

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Ivy VIP Energy Portfolio Subaccount	Ivy VIP High Income Portfolio Subaccount	Ivy VIP Micro Cap Growth Portfolio Subaccount	Ivy VIP Mid Cap Growth Portfolio Subaccount	Ivy VIP Science and Technology Portfolio Subaccount	Janus Aspen Balanced Portfolio Service Shares Subaccount	Janus Aspen Enterprise Portfolio Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2015	$882,727	$2,334,101	$400,406	$672,504	$1,810,902	$16,990,797	$5,735,064
Changes From Operations:
• Net investment income (loss)	(28,189)	204,460	(12,510)	(20,336)	(69,774)	(44,087)	(63,380)
• Net realized gain (loss) on investments	(120,373)	(28,123)	139,498	79,398	232,197	1,121,351	1,043,745
• Net change in unrealized appreciation or depreciation on investments	(826,888)	(831,284)	(307,593)	(254,688)	(802,902)	(1,312,275)	(860,262)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(975,450)	(654,947)	(180,605)	(195,626)	(640,479)	(235,011)	120,103
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,730,894	5,250,207	1,301,293	1,991,649	7,135,194	138,413	71,278
• Contract withdrawals and transfers to annuity reserves	(58,209)	(119,306)	(6,331)	(102,010)	(129,153)	(3,309,387)	(806,500)
• Contract transfers	1,398,418	746,562	3,050	596,494	1,467,103	284,082	501,996
	4,071,103	5,877,463	1,298,012	2,486,133	8,473,144	(2,886,892)	(233,226)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(593)	(6,326)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	(27)	(3,599)	—
	—	—	—	—	(620)	(9,925)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,071,103	5,877,463	1,298,012	2,486,133	8,472,524	(2,896,817)	(233,226)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,095,653	5,222,516	1,117,407	2,290,507	7,832,045	(3,131,828)	(113,123)
NET ASSETS AT DECEMBER 31, 2015	3,978,380	7,556,617	1,517,813	2,963,011	9,642,947	13,858,969	5,621,941
Changes From Operations:
• Net investment income (loss)	(57,372)	569,782	(23,149)	(44,435)	(120,069)	43,382	(95,347)
• Net realized gain (loss) on investments	(37,715)	(130,528)	118,137	144,578	(1,223)	436,109	688,749
• Net change in unrealized appreciation or depreciation on investments	1,814,405	960,713	180,140	119,401	260,255	(144,157)	(10,245)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,719,318	1,399,967	275,128	219,544	138,963	335,334	583,157
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,278,860	2,917,737	579,882	1,165,362	1,754,393	138,234	41,848
• Contract withdrawals and transfers to annuity reserves	(380,188)	(433,460)	(75,238)	(234,419)	(462,648)	(1,822,969)	(494,787)
• Contract transfers	745,704	1,236,126	783,574	446,379	213,877	923,474	520,330
	1,644,376	3,720,403	1,288,218	1,377,322	1,505,622	(761,261)	67,391
Annuity Reserves:
• Annuity Payments	—	—	—	—	(1,260)	(5,971)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	53	(1)	—
	—	—	—	—	(1,207)	(5,972)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,644,376	3,720,403	1,288,218	1,377,322	1,504,415	(767,233)	67,391
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,363,694	5,120,370	1,563,346	1,596,866	1,643,378	(431,899)	650,548
NET ASSETS AT DECEMBER 31, 2016	$7,342,074	$12,676,987	$3,081,159	$4,559,877	$11,286,325	$13,427,070	$6,272,489

See accompanying notes.

	Janus Aspen Global Research Portfolio Service Shares Subaccount	JPMorgan Insurance Trust Global Allocation Portfolio Class 2 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio Class 2 Subaccount	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1 Subaccount	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2 Subaccount	Lord Abbett Bond Debenture Portfolio Class VC Subaccount
NET ASSETS AT JANUARY 1, 2015	$960,519	$—	$—	$51,852	$1,581,231	$1,579,707
Changes From Operations:
• Net investment income (loss)	(9,613)	19,736	4,046	118	(24,567)	250,645
• Net realized gain (loss) on investments	63,183	4,975	112	8,066	464,693	(5,968)
• Net change in unrealized appreciation or depreciation on investments	(81,676)	(74,258)	(4,310)	(12,620)	(856,139)	(543,866)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(28,106)	(49,547)	(152)	(4,436)	(416,013)	(299,189)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	13,136	1,305,163	237,457	14,669	3,290,973	5,358,675
• Contract withdrawals and transfers to annuity reserves	(175,055)	(45,124)	—	(137)	(98,730)	(294,058)
• Contract transfers	(1,609)	781,574	16,401	5,145	1,181,558	828,174
	(163,528)	2,041,613	253,858	19,677	4,373,801	5,892,791
Annuity Reserves:
• Annuity Payments	(922)	—	—	—	—	(1,054)
• Receipt (reimbursement) of mortality guarantee adjustments	453	—	—	—	—	(52)
	(469)	—	—	—	—	(1,106)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(163,997)	2,041,613	253,858	19,677	4,373,801	5,891,685
TOTAL INCREASE (DECREASE) IN NET ASSETS	(192,103)	1,992,066	253,706	15,241	3,957,788	5,592,496
NET ASSETS AT DECEMBER 31, 2015	768,416	1,992,066	253,706	67,093	5,539,019	7,172,203
Changes From Operations:
• Net investment income (loss)	(4,684)	55,858	24,403	84	(46,202)	501,509
• Net realized gain (loss) on investments	26,858	5,790	3,511	6,898	599,854	(12,548)
• Net change in unrealized appreciation or depreciation on investments	(20,937)	100,923	12,847	5,149	204,790	570,014
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,237	162,571	40,761	12,131	758,442	1,058,975
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	13,148	877,197	742,024	63,587	1,937,302	4,301,793
• Contract withdrawals and transfers to annuity reserves	(82,243)	(186,495)	(43,945)	(3,247)	(360,996)	(612,851)
• Contract transfers	(14,860)	826,315	194,857	13,380	1,523,340	2,147,068
	(83,955)	1,517,017	892,936	73,720	3,099,646	5,836,010
Annuity Reserves:
• Annuity Payments	(817)	—	—	—	—	(2,496)
• Receipt (reimbursement) of mortality guarantee adjustments	448	—	—	—	—	107
	(369)	—	—	—	—	(2,389)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(84,324)	1,517,017	892,936	73,720	3,099,646	5,833,621
TOTAL INCREASE (DECREASE) IN NET ASSETS	(83,087)	1,679,588	933,697	85,851	3,858,088	6,892,596
NET ASSETS AT DECEMBER 31, 2016	$685,329	$3,671,654	$1,187,403	$152,944	$9,397,107	$14,064,799

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Lord Abbett Developing Growth Portfolio Class VC Subaccount	Lord Abbett Fundamental Equity Portfolio Class VC Subaccount	Lord Abbett Short Duration Income Portfolio Class VC Subaccount	LVIP American Balanced Allocation Fund Standard Class Subaccount	LVIP American Balanced Allocation Fund Service Class Subaccount	LVIP American Century Select Mid Cap Managed Volatility Fund Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$892,992	$16,471,424	$2,631,988	$9,024,440	$2,624,183	$84,015,445	$552,545
Changes From Operations:
• Net investment income (loss)	(26,353)	26,846	220,920	214,167	232,885	192,350	13,949
• Net realized gain (loss) on investments	(3,397)	1,337,257	(6,213)	297,323	272,624	791,029	6,174
• Net change in unrealized appreciation or depreciation on investments	(467,713)	(2,038,518)	(339,768)	(652,200)	(812,722)	(8,779,153)	(36,694)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(497,463)	(674,415)	(125,061)	(140,710)	(307,213)	(7,795,774)	(16,571)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,638,519	171,284	6,622,953	638,275	8,200,767	56,039,929	29,763
• Contract withdrawals and transfers to annuity reserves	(117,260)	(857,421)	(229,873)	(478,699)	(308,599)	(5,254,111)	(5,667)
• Contract transfers	647,517	(525,320)	4,285,461	354,054	2,169,858	21,576,493	(269)
	3,168,776	(1,211,457)	10,678,541	513,630	10,062,026	72,362,311	23,827
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,168,776	(1,211,457)	10,678,541	513,630	10,062,026	72,362,311	23,827
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,671,313	(1,885,872)	10,553,480	372,920	9,754,813	64,566,537	7,256
NET ASSETS AT DECEMBER 31, 2015	3,564,305	14,585,552	13,185,468	9,397,360	12,378,996	148,581,982	559,801
Changes From Operations:
• Net investment income (loss)	(45,375)	24,754	275,883	32,561	206,326	(204,466)	7,614
• Net realized gain (loss) on investments	(153,955)	274,170	(90,912)	589,388	787,580	897,863	(110)
• Net change in unrealized appreciation or depreciation on investments	131,812	1,677,925	62,360	(2,121)	(103,484)	26,744,582	17,279
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(67,518)	1,976,849	247,331	619,828	890,422	27,437,979	24,783
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	898,642	46,372	4,503,890	3,197,828	8,249,709	12,591,346	76,011
• Contract withdrawals and transfers to annuity reserves	(186,519)	(991,061)	(1,277,316)	(310,404)	(1,204,405)	(9,578,181)	(6,403)
• Contract transfers	61,573	(1,113,256)	680,125	(7,396,551)	4,576,563	61,342,332	330
	773,696	(2,057,945)	3,906,699	(4,509,127)	11,621,867	64,355,497	69,938
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	773,696	(2,057,945)	3,906,699	(4,509,127)	11,621,867	64,355,497	69,938
TOTAL INCREASE (DECREASE) IN NET ASSETS	706,178	(81,096)	4,154,030	(3,889,299)	12,512,289	91,793,476	94,721
NET ASSETS AT DECEMBER 31, 2016	$4,270,483	$14,504,456	$17,339,498	$5,508,061	$24,891,285	$240,375,458	$654,522

See accompanying notes.

	LVIP American Global Balanced Allocation Managed Risk Fund Service Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund Standard Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund Service Class Subaccount	LVIP American Global Growth Fund Service Class II Subaccount	LVIP American Global Small Capitalization Fund Service Class II Subaccount	LVIP American Growth Allocation Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$3,890,820	$860,217	$19,140,578	$90,301,665	$67,612,887	$732,076
Changes From Operations:
• Net investment income (loss)	259,894	24,919	1,024,878	(52,754)	(996,736)	27,503
• Net realized gain (loss) on investments	120,844	15,335	50,958	11,143,420	3,219,924	53,352
• Net change in unrealized appreciation or depreciation on investments	(1,013,926)	(54,402)	(4,059,893)	(7,120,930)	(3,604,585)	(129,011)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(633,188)	(14,148)	(2,984,057)	3,969,736	(1,381,397)	(48,156)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	8,812,126	384,790	31,402,214	13,276,159	4,546,970	644,577
• Contract withdrawals and transfers to annuity reserves	(318,792)	(319,985)	(1,199,057)	(6,903,110)	(4,349,299)	(184,226)
• Contract transfers	2,462,244	(1,052)	7,396,022	15,622,219	2,163,866	98,523
	10,955,578	63,753	37,599,179	21,995,268	2,361,537	558,874
Annuity Reserves:
• Annuity Payments	—	—	—	(2,890)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	2,604	—	—
	—	—	—	(286)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,955,578	63,753	37,599,179	21,994,982	2,361,537	558,874
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,322,390	49,605	34,615,122	25,964,718	980,140	510,718
NET ASSETS AT DECEMBER 31, 2015	14,213,210	909,822	53,755,700	116,266,383	68,593,027	1,242,794
Changes From Operations:
• Net investment income (loss)	92,506	5,872	(481)	(864,635)	(985,181)	28,298
• Net realized gain (loss) on investments	(78,767)	(22,691)	(320,077)	10,003,667	5,804,133	99,070
• Net change in unrealized appreciation or depreciation on investments	411,562	29,574	1,292,123	(10,209,564)	(4,763,486)	(12,554)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	425,301	12,755	971,565	(1,070,532)	55,466	114,814
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,808,619	4,250	8,360,012	8,057,908	1,544,820	314,163
• Contract withdrawals and transfers to annuity reserves	(574,477)	(32,968)	(2,810,594)	(6,805,702)	(4,696,606)	(28,399)
• Contract transfers	3,055,524	(228,022)	2,945,927	878,430	(1,963,873)	478,878
	7,289,666	(256,740)	8,495,345	2,130,636	(5,115,659)	764,642
Annuity Reserves:
• Annuity Payments	—	—	—	(5,031)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	98	—	—
	—	—	—	(4,933)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,289,666	(256,740)	8,495,345	2,125,703	(5,115,659)	764,642
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,714,967	(243,985)	9,466,910	1,055,171	(5,060,193)	879,456
NET ASSETS AT DECEMBER 31, 2016	$21,928,177	$665,837	$63,222,610	$117,321,554	$63,532,834	$2,122,250

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP American Growth Allocation Fund Service Class Subaccount	LVIP American Growth Fund Service Class II Subaccount	LVIP American Growth- Income Fund Service Class II Subaccount	LVIP American Income Allocation Fund Standard Class Subaccount	LVIP American International Fund Service Class II Subaccount	LVIP American Preservation Fund Standard Class Subaccount	LVIP American Preservation Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$3,156,759	$303,438,686	$250,402,210	$6,381	$138,656,243	$127,957	$151,898
Changes From Operations:
• Net investment income (loss)	222,233	(4,495,179)	(685,738)	155	(420,429)	383	18,864
• Net realized gain (loss) on investments	393,882	26,769,791	19,345,374	165	2,211,228	60	(12,009)
• Net change in unrealized appreciation or depreciation on investments	(948,962)	(7,980,709)	(20,479,620)	(408)	(11,031,928)	(890)	(61,535)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(332,847)	14,293,903	(1,819,984)	(88)	(9,241,129)	(447)	(54,680)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	8,929,446	33,679,997	29,238,728	—	9,762,527	5,137	4,292,695
• Contract withdrawals and transfers to annuity reserves	(138,956)	(21,956,132)	(16,762,535)	(68)	(8,266,997)	(52,091)	(22,075)
• Contract transfers	1,556,848	(7,351,171)	12,086,984	(43)	6,808,733	754	(1,060,288)
	10,347,338	4,372,694	24,563,177	(111)	8,304,263	(46,200)	3,210,332
Annuity Reserves:
• Annuity Payments	—	(134,471)	(130,780)	—	(60,327)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(512)	(104)	—	1,279	—	—
	—	(134,983)	(130,884)	—	(59,048)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,347,338	4,237,711	24,432,293	(111)	8,245,215	(46,200)	3,210,332
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,014,491	18,531,614	22,612,309	(199)	(995,914)	(46,647)	3,155,652
NET ASSETS AT DECEMBER 31, 2015	13,171,250	321,970,300	273,014,519	6,182	137,660,329	81,310	3,307,550
Changes From Operations:
• Net investment income (loss)	145,955	(3,986,429)	254,301	1,079	(859,996)	1,423	14,165
• Net realized gain (loss) on investments	722,787	71,791,223	42,803,807	424	8,811,962	(430)	6,496
• Net change in unrealized appreciation or depreciation on investments	(88,047)	(43,457,913)	(16,817,740)	(1,374)	(5,567,369)	(1,056)	(31,611)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	780,695	24,346,881	26,240,368	129	2,384,597	(63)	(10,950)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,012,735	19,996,265	17,223,345	—	4,471,453	73,143	3,269,065
• Contract withdrawals and transfers to annuity reserves	(1,100,017)	(21,910,002)	(18,034,887)	(881)	(9,123,551)	(1,924)	(643,331)
• Contract transfers	3,332,650	4,131,166	5,449,802	51,648	(211,137)	(34,447)	1,315,661
	6,245,368	2,217,429	4,638,260	50,767	(4,863,235)	36,772	3,941,395
Annuity Reserves:
• Annuity Payments	—	(149,444)	(144,993)	—	(64,434)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(5,301)	(5,415)	—	(2,547)	—	—
	—	(154,745)	(150,408)	—	(66,981)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,245,368	2,062,684	4,487,852	50,767	(4,930,216)	36,772	3,941,395
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,026,063	26,409,565	30,728,220	50,896	(2,545,619)	36,709	3,930,445
NET ASSETS AT DECEMBER 31, 2016	$20,197,313	$348,379,865	$303,742,739	$57,078	$135,114,710	$118,019	$7,237,995

See accompanying notes.

	LVIP AQR Enhanced Global Strategies Fund Standard Class Subaccount	LVIP AQR Enhanced Global Strategies Fund Service Class Subaccount	LVIP Baron Growth Opportunities Fund Standard Class Subaccount	LVIP Baron Growth Opportunities Fund Service Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$14,825	$1,298,239	$524,975	$175,923,220	$351,615	$459,214,185
Changes From Operations:
• Net investment income (loss)	165	11,764	(2,385)	(2,889,968)	514	(132,510)
• Net realized gain (loss) on investments	57	(565)	40,979	21,270,927	(15,638)	1,458,132
• Net change in unrealized appreciation or depreciation on investments	—	(25,064)	(64,166)	(29,511,051)	(7,608)	(35,611,934)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	222	(13,865)	(25,572)	(11,130,092)	(22,732)	(34,286,312)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	1,155,976	395	10,221,044	6,172	106,590,849
• Contract withdrawals and transfers to annuity reserves	—	(20,133)	(11,602)	(13,953,011)	(8,867)	(27,477,927)
• Contract transfers	(820)	145,912	—	4,613,705	(215,710)	43,844,240
	(820)	1,281,755	(11,207)	881,738	(218,405)	122,957,162
Annuity Reserves:
• Annuity Payments	—	—	—	(20,922)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	369	—	—
	—	—	—	(20,553)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(820)	1,281,755	(11,207)	861,185	(218,405)	122,957,162
TOTAL INCREASE (DECREASE) IN NET ASSETS	(598)	1,267,890	(36,779)	(10,268,907)	(241,137)	88,670,850
NET ASSETS AT DECEMBER 31, 2015	14,227	2,566,129	488,196	165,654,313	110,478	547,885,035
Changes From Operations:
• Net investment income (loss)	(33)	(3,208)	2,195	(1,817,338)	5,418	1,341,237
• Net realized gain (loss) on investments	977	3,112	42,062	13,329,836	622	1,714,287
• Net change in unrealized appreciation or depreciation on investments	(795)	29,352	(11,475)	(6,058,489)	21,822	60,522,167
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	149	29,256	32,782	5,454,009	27,862	63,577,691
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	40,537	134,560	4,679,474	21,000	78,304,952
• Contract withdrawals and transfers to annuity reserves	—	(32,551)	(14,228)	(12,680,657)	(5,196)	(35,949,367)
• Contract transfers	(14,376)	(2,603,371)	—	(11,508,831)	220,726	87,943,294
	(14,376)	(2,595,385)	120,332	(19,510,014)	236,530	130,298,879
Annuity Reserves:
• Annuity Payments	—	—	—	(18,612)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	157	—	2,123
	—	—	—	(18,455)	—	2,123
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(14,376)	(2,595,385)	120,332	(19,528,469)	236,530	130,301,002
TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,227)	(2,566,129)	153,114	(14,074,460)	264,392	193,878,693
NET ASSETS AT DECEMBER 31, 2016	$—	$—	$641,310	$151,579,853	$374,870	$741,763,728

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class Subaccount	LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class Subaccount	LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class Subaccount	LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class Subaccount	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund Standard Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$123,192	$166,516,334	$292,902	$753,659,786	$—	$500,779	$789,620,892
Changes From Operations:
• Net investment income (loss)	332	(190,027)	95	(8,505,629)	—	1,068	(3,305,236)
• Net realized gain (loss) on investments	(4,315)	(1,551,636)	9,968	36,999,496	—	(7,409)	(7,093,806)
• Net change in unrealized appreciation or depreciation on investments	(22,694)	(37,046,008)	(22,996)	(89,657,935)	—	(17,258)	(26,020,230)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(26,677)	(38,787,671)	(12,933)	(61,164,068)	—	(23,599)	(36,419,272)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	44,067	45,566,822	20,712	181,381,493	—	160,903	44,718,447
• Contract withdrawals and transfers to annuity reserves	(23,920)	(8,576,950)	(49,732)	(41,284,004)	—	(77,966)	(61,123,701)
• Contract transfers	22,762	48,199,579	4,336	72,706,343	—	93,692	4,507,548
	42,909	85,189,451	(24,684)	212,803,832	—	176,629	(11,897,706)
Annuity Reserves:
• Annuity Payments	—	—	—	(2,053)	—	—	(17,783)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	1,908	—	—	1,942
	—	—	—	(145)	—	—	(15,841)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	42,909	85,189,451	(24,684)	212,803,687	—	176,629	(11,913,547)
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,232	46,401,780	(37,617)	151,639,619	—	153,030	(48,332,819)
NET ASSETS AT DECEMBER 31, 2015	139,424	212,918,114	255,285	905,299,405	—	653,809	741,288,073
Changes From Operations:
• Net investment income (loss)	3,999	5,374,881	(883)	(8,932,719)	353,343	4,251	(6,121,168)
• Net realized gain (loss) on investments	(27,906)	(42,001,074)	(7,308)	(7,339,702)	(4,356)	(4,401)	(7,336,640)
• Net change in unrealized appreciation or depreciation on investments	34,659	48,743,340	13,031	23,566,061	(391,765)	19,536	25,302,796
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,752	12,117,147	4,840	7,293,640	(42,778)	19,386	11,844,988
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	3,479,747	18,750	59,002,775	20,871,675	134,931	20,267,724
• Contract withdrawals and transfers to annuity reserves	(26,764)	(10,518,369)	(105,067)	(52,801,633)	(555,298)	(82,168)	(62,178,626)
• Contract transfers	(123,412)	(217,996,639)	(13,854)	(8,311,442)	47,170,631	120,421	37,598,715
	(150,176)	(225,035,261)	(100,171)	(2,110,300)	67,487,008	173,184	(4,312,187)
Annuity Reserves:
• Annuity Payments	—	—	—	(3,785)	—	—	(17,615)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	123	—	—	(584)
	—	—	—	(3,662)	—	—	(18,199)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(150,176)	(225,035,261)	(100,171)	(2,113,962)	67,487,008	173,184	(4,330,386)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(139,424)	(212,918,114)	(95,331)	5,179,678	67,444,230	192,570	7,514,602
NET ASSETS AT DECEMBER 31, 2016	$—	$—	$159,954	$910,479,083	$67,444,230	$846,379	$748,802,675

See accompanying notes.

	LVIP BlackRock Multi-Asset Income Fund Standard Class Subaccount	LVIP BlackRock Multi-Asset Income Fund Service Class Subaccount	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class Subaccount	LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class Subaccount	LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class Subaccount	LVIP Blended Core Equity Managed Volatility Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$207,896	$961,740	$—	$—	$—	$65,848
Changes From Operations:
• Net investment income (loss)	5,360	81,315	—	318	(98,208)	132
• Net realized gain (loss) on investments	(14,446)	(5,380)	—	(1)	(67,942)	152
• Net change in unrealized appreciation or depreciation on investments	(14,488)	(242,910)	—	(7,285)	(1,210,524)	(3,138)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(23,574)	(166,975)	—	(6,968)	(1,376,674)	(2,854)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	486,019	1,988,072	—	306,197	20,245,038	7,500
• Contract withdrawals and transfers to annuity reserves	(26,510)	(79,456)	—	(401)	(232,614)	(1,974)
• Contract transfers	(423,344)	820,736	—	5,732	8,011,964	460
	36,165	2,729,352	—	311,528	28,024,388	5,986
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	36,165	2,729,352	—	311,528	28,024,388	5,986
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,591	2,562,377	—	304,560	26,647,714	3,132
NET ASSETS AT DECEMBER 31, 2015	220,487	3,524,117	—	304,560	26,647,714	68,980
Changes From Operations:
• Net investment income (loss)	6,408	105,505	166,832	(875)	(345,721)	187
• Net realized gain (loss) on investments	(1,529)	(24,523)	56,521	(11,705)	1,288,501	(37)
• Net change in unrealized appreciation or depreciation on investments	10,298	169,439	1,144,476	7,285	1,210,524	5,249
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,177	250,421	1,367,829	(5,295)	2,153,304	5,399
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	53,274	2,771,682	29,603,818	103,020	2,691,032	—
• Contract withdrawals and transfers to annuity reserves	(25,212)	(371,412)	(1,619,560)	(13,667)	(1,540,971)	(1,934)
• Contract transfers	(6,538)	124,992	89,024,303	(388,618)	(29,951,079)	(2,175)
	21,524	2,525,262	117,008,561	(299,265)	(28,801,018)	(4,109)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	21,524	2,525,262	117,008,561	(299,265)	(28,801,018)	(4,109)
TOTAL INCREASE (DECREASE) IN NET ASSETS	36,701	2,775,683	118,376,390	(304,560)	(26,647,714)	1,290
NET ASSETS AT DECEMBER 31, 2016	$257,188	$6,299,800	$118,376,390	$—	$—	$70,270

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP Blended Core Equity Managed Volatility Fund Service Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund Service Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund Standard Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund Service Class Subaccount	LVIP Clarion Global Real Estate Fund Standard Class Subaccount	LVIP Clarion Global Real Estate Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$61,310,738	$2,252,518	$234,535,641	$—	$248,098,513	$291,225	$105,950,000
Changes From Operations:
• Net investment income (loss)	(605,643)	(44,972)	(4,960,519)	—	(4,661,813)	7,828	1,292,927
• Net realized gain (loss) on investments	567,501	114,309	4,504,606	—	4,468,569	(58)	4,492,885
• Net change in unrealized appreciation or depreciation on investments	(6,166,554)	(83,481)	(1,972,554)	—	(19,661,006)	(12,334)	(9,214,021)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,204,696)	(14,144)	(2,428,467)	—	(19,854,250)	(4,564)	(3,428,209)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	45,223,172	23,163	82,790,158	—	45,614,075	21,221	10,545,918
• Contract withdrawals and transfers to annuity reserves	(3,484,071)	(168,010)	(16,824,634)	—	(13,822,556)	(1,545)	(9,030,631)
• Contract transfers	25,864,745	238,029	60,149,435	—	25,576,693	428	1,614,003
	67,603,846	93,182	126,114,959	—	57,368,212	20,104	3,129,290
Annuity Reserves:
• Annuity Payments	—	—	—	—	(3,683)	—	(7,196)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	1,894	—	206
	—	—	—	—	(1,789)	—	(6,990)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	67,603,846	93,182	126,114,959	—	57,366,423	20,104	3,122,300
TOTAL INCREASE (DECREASE) IN NET ASSETS	61,399,150	79,038	123,686,492	—	37,512,173	15,540	(305,909)
NET ASSETS AT DECEMBER 31, 2015	122,709,888	2,331,556	358,222,133	—	285,610,686	306,765	105,644,091
Changes From Operations:
• Net investment income (loss)	(667,361)	(32,189)	(5,585,840)	(486)	(5,153,778)	12,011	2,298,356
• Net realized gain (loss) on investments	(65,661)	93,618	3,010,128	1,791	6,246,295	878	2,906,371
• Net change in unrealized appreciation or depreciation on investments	12,261,337	(132,995)	(6,743,741)	3,878	(1,146,337)	(9,849)	(5,718,165)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,528,315	(71,566)	(9,319,453)	5,183	(53,820)	3,040	(513,438)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	46,088,222	27,246	64,257,766	62,734	44,300,552	43,422	5,415,493
• Contract withdrawals and transfers to annuity reserves	(8,393,691)	(176,890)	(23,262,487)	(96)	(18,025,978)	(1,846)	(8,601,683)
• Contract transfers	42,907,604	161,574	53,539,426	11,668	129,305,103	(27,788)	(3,518,156)
	80,602,135	11,930	94,534,705	74,306	155,579,677	13,788	(6,704,346)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(5,086)	—	(11,212)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	78	—	(2,460)
	—	—	—	—	(5,008)	—	(13,672)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	80,602,135	11,930	94,534,705	74,306	155,574,669	13,788	(6,718,018)
TOTAL INCREASE (DECREASE) IN NET ASSETS	92,130,450	(59,636)	85,215,252	79,489	155,520,849	16,828	(7,231,456)
NET ASSETS AT DECEMBER 31, 2016	$214,840,338	$2,271,920	$443,437,385	$79,489	$441,131,535	$323,593	$98,412,635

See accompanying notes.

	LVIP ClearBridge Large Cap Managed Volatility Fund Service Class Subaccount	LVIP Delaware Bond Fund Standard Class Subaccount	LVIP Delaware Bond Fund Service Class Subaccount	LVIP Delaware Diversified Floating Rate Fund Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund Service Class Subaccount	LVIP Delaware Foundation Aggressive Allocation Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$—	$106,592,128	$2,647,516,142	$1,279,012	$751,796,586	$6,233,953
Changes From Operations:
• Net investment income (loss)	54,370	576,796	19,341,518	12,852	(2,827,452)	(7,695)
• Net realized gain (loss) on investments	(52,002)	1,129,290	10,903,065	(2,462)	(1,373,779)	434,870
• Net change in unrealized appreciation or depreciation on investments	(1,316,219)	(2,941,189)	(68,948,713)	(36,264)	(15,768,349)	(557,060)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,313,851)	(1,235,103)	(38,704,130)	(25,874)	(19,969,580)	(129,885)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	39,964,677	1,501,589	298,080,282	578,785	55,202,276	13,437
• Contract withdrawals and transfers to annuity reserves	(510,662)	(13,286,997)	(221,078,319)	(106,057)	(50,715,728)	(1,084,176)
• Contract transfers	12,594,791	611,493	137,885,082	23,559	(13,157,067)	(219,498)
	52,048,806	(11,173,915)	214,887,045	496,287	(8,670,519)	(1,290,237)
Annuity Reserves:
• Annuity Payments	—	(41,054)	(75,372)	—	(1,133)	(3,708)
• Receipt (reimbursement) of mortality guarantee adjustments	—	13,077	2,189	—	(208)	1
	—	(27,977)	(73,183)	—	(1,341)	(3,707)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	52,048,806	(11,201,892)	214,813,862	496,287	(8,671,860)	(1,293,944)
TOTAL INCREASE (DECREASE) IN NET ASSETS	50,734,955	(12,436,995)	176,109,732	470,413	(28,641,440)	(1,423,829)
NET ASSETS AT DECEMBER 31, 2015	50,734,955	94,155,133	2,823,625,874	1,749,425	723,155,146	4,810,124
Changes From Operations:
• Net investment income (loss)	(513,440)	846,373	31,704,830	(15,220)	(11,832,951)	(2,138)
• Net realized gain (loss) on investments	1,549,984	1,625,306	37,354,250	(15,316)	(2,968,380)	448,096
• Net change in unrealized appreciation or depreciation on investments	1,033,286	(1,406,880)	(46,800,327)	46,321	16,655,550	(275,883)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,069,830	1,064,799	22,258,753	15,785	1,854,219	170,075
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	14,098,902	677,316	247,817,075	180,488	21,707,015	7,650
• Contract withdrawals and transfers to annuity reserves	(3,076,428)	(10,756,623)	(230,845,148)	(97,559)	(54,143,639)	(570,194)
• Contract transfers	19,059,296	(558,746)	197,220,596	(501,303)	8,543,091	8,133
	30,081,770	(10,638,053)	214,192,523	(418,374)	(23,893,533)	(554,411)
Annuity Reserves:
• Annuity Payments	—	(47,393)	(98,381)	—	(1,303)	(3,459)
• Receipt (reimbursement) of mortality guarantee adjustments	—	(16,642)	(4,514)	—	(531)	10
	—	(64,035)	(102,895)	—	(1,834)	(3,449)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	30,081,770	(10,702,088)	214,089,628	(418,374)	(23,895,367)	(557,860)
TOTAL INCREASE (DECREASE) IN NET ASSETS	32,151,600	(9,637,289)	236,348,381	(402,589)	(22,041,148)	(387,785)
NET ASSETS AT DECEMBER 31, 2016	$82,886,555	$84,517,844	$3,059,974,255	$1,346,836	$701,113,998	$4,422,339

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP Delaware Foundation Aggressive Allocation Fund Service Class Subaccount	LVIP Delaware Social Awareness Fund Standard Class Subaccount	LVIP Delaware Social Awareness Fund Service Class Subaccount	LVIP Delaware Special Opportunities Fund Service Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund Standard Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund Service Class Subaccount	LVIP Dimensional International Core Equity Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$18,532,982	$9,350,606	$64,510,306	$51,324,683	$2,731,923	$171,228,521	$—
Changes From Operations:
• Net investment income (loss)	(73,726)	(23,358)	(336,126)	(347,527)	4,179	(1,805,117)	2,571
• Net realized gain (loss) on investments	1,424,926	1,503,950	10,224,078	4,653,138	(18,034)	(770,103)	(1,066)
• Net change in unrealized appreciation or depreciation on investments	(1,860,758)	(1,679,596)	(11,484,361)	(5,127,655)	(39,910)	(12,929,778)	(1,508)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(509,558)	(199,004)	(1,596,409)	(822,044)	(53,765)	(15,504,998)	(3)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	110,448	109,189	4,135,107	2,286,801	57,543	50,633,979	106,150
• Contract withdrawals and transfers to annuity reserves	(2,375,565)	(928,038)	(6,685,943)	(3,979,943)	(43,684)	(10,442,061)	(128)
• Contract transfers	(981,059)	(140,730)	212,948	1,857,080	(897,394)	38,648,639	235,322
	(3,246,176)	(959,579)	(2,337,888)	163,938	(883,535)	78,840,557	341,344
Annuity Reserves:
• Annuity Payments	—	(12,450)	(153)	(1,015)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	1,938	—	8	—	—	—
	—	(10,512)	(153)	(1,007)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,246,176)	(970,091)	(2,338,041)	162,931	(883,535)	78,840,557	341,344
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,755,734)	(1,169,095)	(3,934,450)	(659,113)	(937,300)	63,335,559	341,341
NET ASSETS AT DECEMBER 31, 2015	14,777,248	8,181,511	60,575,856	50,665,570	1,794,623	234,564,080	341,341
Changes From Operations:
• Net investment income (loss)	(52,154)	(10,378)	(244,482)	(106,204)	20,481	1,268,317	20,624
• Net realized gain (loss) on investments	1,259,897	1,137,503	7,576,796	7,963,222	(32,117)	245,048	(23)
• Net change in unrealized appreciation or depreciation on investments	(735,356)	(783,985)	(4,773,577)	1,433,242	11,815	(287,727)	15,255
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	472,387	343,140	2,558,737	9,290,260	179	1,225,638	35,856
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	92,615	39,611	1,509,178	1,721,486	13,440	22,050,132	601,859
• Contract withdrawals and transfers to annuity reserves	(1,567,702)	(658,125)	(5,654,730)	(4,017,715)	(25,871)	(12,925,490)	(5,580)
• Contract transfers	(602,607)	(447,886)	(1,443,376)	1,896,651	(441,660)	10,458,457	525,656
	(2,077,694)	(1,066,400)	(5,588,928)	(399,578)	(454,091)	19,583,099	1,121,935
Annuity Reserves:
• Annuity Payments	—	(8,082)	(278)	(987)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	66	—	12	—	—	—
	—	(8,016)	(278)	(975)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,077,694)	(1,074,416)	(5,589,206)	(400,553)	(454,091)	19,583,099	1,121,935
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,605,307)	(731,276)	(3,030,469)	8,889,707	(453,912)	20,808,737	1,157,791
NET ASSETS AT DECEMBER 31, 2016	$13,171,941	$7,450,235	$57,545,387	$59,555,277	$1,340,711	$255,372,817	$1,499,132

See accompanying notes.

	LVIP Dimensional International Core Equity Fund Service Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund Service Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund Service Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$—	$—	$42,493,002	$—	$—	$4,813,792
Changes From Operations:
• Net investment income (loss)	15,108	14,535	(161,690)	4,053	4,380	25,707
• Net realized gain (loss) on investments	(60,505)	42,206	6,931,330	1,705	(50,782)	65,308
• Net change in unrealized appreciation or depreciation on investments	(192,093)	(47,832)	(8,344,224)	4,600	(152,281)	(496,515)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(237,490)	8,909	(1,574,584)	10,358	(198,683)	(405,500)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,226,771	803,320	2,976,544	189,925	1,057,800	663,787
• Contract withdrawals and transfers to annuity reserves	(55,428)	(628)	(4,406,003)	(166)	(35,081)	(69,661)
• Contract transfers	3,432,738	130,731	150,268	316,756	2,661,740	(564,753)
	5,604,081	933,423	(1,279,191)	506,515	3,684,459	29,373
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,604,081	933,423	(1,279,191)	506,515	3,684,459	29,373
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,366,591	942,332	(2,853,775)	516,873	3,485,776	(376,127)
NET ASSETS AT DECEMBER 31, 2015	5,366,591	942,332	39,639,227	516,873	3,485,776	4,437,665
Changes From Operations:
• Net investment income (loss)	59,245	17,821	(108,750)	11,283	24,713	17,817
• Net realized gain (loss) on investments	(14,083)	493,953	16,648,190	9,792	85,965	302,418
• Net change in unrealized appreciation or depreciation on investments	335,715	(359,488)	(11,119,214)	122,650	1,010,897	66,793
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	380,877	152,286	5,420,226	143,725	1,121,575	387,028
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,437,711	265,922	3,255,758	314,622	2,205,713	102,102
• Contract withdrawals and transfers to annuity reserves	(652,201)	(5,820)	(3,583,094)	(3,529)	(1,286,537)	(38,928)
• Contract transfers	3,770,714	222,012	7,901,095	296,185	9,529,681	(1,433,832)
	4,556,224	482,114	7,573,759	607,278	10,448,857	(1,370,658)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,556,224	482,114	7,573,759	607,278	10,448,857	(1,370,658)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,937,101	634,400	12,993,985	751,003	11,570,432	(983,630)
NET ASSETS AT DECEMBER 31, 2016	$10,303,692	$1,576,732	$52,633,212	$1,267,876	$15,056,208	$3,454,035

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund Standard Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund Service Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund Standard Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$300,277,840	$4,935,666	$338,067,481	$593,312,037	$591,623	$19,769	$87,998,782
Changes From Operations:
• Net investment income (loss)	(2,164,993)	29,451	(674,069)	(2,670,211)	7,043	161	1,785,375
• Net realized gain (loss) on investments	2,814,611	5,856	289,101	2,289,040	10,156	(399)	(270,017)
• Net change in unrealized appreciation or depreciation on investments	(36,277,354)	(46,664)	(6,230,312)	(69,574,467)	(105,421)	(680)	(16,422,731)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(35,627,736)	(11,357)	(6,615,280)	(69,955,638)	(88,222)	(918)	(14,907,373)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	77,146,306	469,149	61,108,339	157,811,229	1,514,807	6	74,763,968
• Contract withdrawals and transfers to annuity reserves	(17,282,291)	(476,364)	(21,920,407)	(36,753,493)	(9,977)	(10,055)	(5,433,848)
• Contract transfers	54,147,078	(1,402,927)	38,160,691	39,554,880	75,481	872	24,221,489
	114,011,093	(1,410,142)	77,348,623	160,612,616	1,580,311	(9,177)	93,551,609
Annuity Reserves:
• Annuity Payments	—	—	(556)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(431)	—	—	—	—
	—	—	(987)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	114,011,093	(1,410,142)	77,347,636	160,612,616	1,580,311	(9,177)	93,551,609
TOTAL INCREASE (DECREASE) IN NET ASSETS	78,383,357	(1,421,499)	70,732,356	90,656,978	1,492,089	(10,095)	78,644,236
NET ASSETS AT DECEMBER 31, 2015	378,661,197	3,514,167	408,799,837	683,969,015	2,083,712	9,674	166,643,018
Changes From Operations:
• Net investment income (loss)	(2,124,279)	61,749	(722,439)	(2,278,673)	(8,848)	203	2,017,393
• Net realized gain (loss) on investments	36,532,521	1,809	633,124	(7,135,923)	(30,408)	(766)	1,692,067
• Net change in unrealized appreciation or depreciation on investments	4,914,808	(45,780)	(410,182)	15,483,363	30,099	1,643	16,890,441
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,323,050	17,778	(499,497)	6,068,767	(9,157)	1,080	20,599,901
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	47,264,364	593,624	38,965,967	65,572,647	133,724	—	52,503,201
• Contract withdrawals and transfers to annuity reserves	(23,769,612)	(128,714)	(33,775,995)	(39,317,724)	(88,330)	(132)	(10,889,342)
• Contract transfers	55,925,951	1,446,715	59,993,262	8,994,145	6,725	(286)	29,719,928
	79,420,703	1,911,625	65,183,234	35,249,068	52,119	(418)	71,333,787
Annuity Reserves:
• Annuity Payments	—	—	(2,028)	(223)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(545)	—	—	—
	—	—	(2,028)	(768)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	79,420,703	1,911,625	65,181,206	35,248,300	52,119	(418)	71,333,787
TOTAL INCREASE (DECREASE) IN NET ASSETS	118,743,753	1,929,403	64,681,709	41,317,067	42,962	662	91,933,688
NET ASSETS AT DECEMBER 31, 2016	$497,404,950	$5,443,570	$473,481,546	$725,286,082	$2,126,674	$10,336	$258,576,706

See accompanying notes.

	LVIP Global Conservative Allocation Managed Risk Fund Standard Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund Service Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund Service Class Subaccount	LVIP Global Income Fund Standard Class Subaccount	LVIP Global Income Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$33,410	$1,231,323,568	$4,067,734	$8,257,330,275	$—	$586,449,226
Changes From Operations:
• Net investment income (loss)	2,094	2,268,418	53,284	19,271,683	(8)	8,099,396
• Net realized gain (loss) on investments	922	29,384,579	9,929	33,370,299	—	3,320,277
• Net change in unrealized appreciation or depreciation on investments	(6,185)	(82,001,151)	(261,489)	(538,947,893)	66	(35,721,281)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,169)	(50,348,154)	(198,276)	(486,305,911)	58	(24,301,608)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	77,074	99,941,932	31,502	846,405,327	52,975	60,434,568
• Contract withdrawals and transfers to annuity reserves	(542)	(103,625,897)	(332,858)	(431,893,769)	—	(40,513,707)
• Contract transfers	6,925	66,996,899	434,210	222,740,934	—	17,107,970
	83,457	63,312,934	132,854	637,252,492	52,975	37,028,831
Annuity Reserves:
• Annuity Payments	—	(2,545)	—	(2,332)	—	(32,981)
• Receipt (reimbursement) of mortality guarantee adjustments	—	(4)	—	(1)	—	(431)
	—	(2,549)	—	(2,333)	—	(33,412)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	83,457	63,310,385	132,854	637,250,159	52,975	36,995,419
TOTAL INCREASE (DECREASE) IN NET ASSETS	80,288	12,962,231	(65,422)	150,944,248	53,033	12,693,811
NET ASSETS AT DECEMBER 31, 2015	113,698	1,244,285,799	4,002,312	8,408,274,523	53,033	599,143,037
Changes From Operations:
• Net investment income (loss)	2,885	3,395,881	50,713	14,190,678	(1,622)	(9,714,796)
• Net realized gain (loss) on investments	3,312	24,578,959	(493)	13,350,811	2,594	(981,694)
• Net change in unrealized appreciation or depreciation on investments	1,105	10,213,318	108,205	210,948,115	(9,201)	2,184,123
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,302	38,188,158	158,425	238,489,604	(8,229)	(8,512,367)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	49,501,176	23	244,353,868	578,640	24,796,171
• Contract withdrawals and transfers to annuity reserves	(45,529)	(109,799,431)	(150,746)	(466,038,614)	(2,134)	(41,469,325)
• Contract transfers	99,994	33,337,383	355	(218,419,014)	882	20,282,941
	54,465	(26,960,872)	(150,368)	(440,103,760)	577,388	3,609,787
Annuity Reserves:
• Annuity Payments	—	(3,706)	—	(1,938)	—	(32,740)
• Receipt (reimbursement) of mortality guarantee adjustments	—	1,991	—	1,958	—	(1,694)
	—	(1,715)	—	20	—	(34,434)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	54,465	(26,962,587)	(150,368)	(440,103,740)	577,388	3,575,353
TOTAL INCREASE (DECREASE) IN NET ASSETS	61,767	11,225,571	8,057	(201,614,136)	569,159	(4,937,014)
NET ASSETS AT DECEMBER 31, 2016	$175,465	$1,255,511,370	$4,010,369	$8,206,660,387	$622,192	$594,206,023

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP Global Moderate Allocation Managed Risk Fund Standard Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund Service Class Subaccount	LVIP Goldman Sachs Income Builder Fund Standard Class Subaccount	LVIP Goldman Sachs Income Builder Fund Service Class Subaccount	LVIP Government Money Market Fund Standard Class Subaccount	LVIP Government Money Market Fund Service Class Subaccount	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$583,356	$6,543,502,598	$20,030	$589,544	$32,987,039	$261,892,224	$30,368,858
Changes From Operations:
• Net investment income (loss)	6,745	16,348,830	574	60,282	(479,947)	(4,034,699)	473,756
• Net realized gain (loss) on investments	(150)	46,430,032	(25)	(9,598)	—	—	(88,085)
• Net change in unrealized appreciation or depreciation on investments	(37,709)	(423,345,524)	(1,401)	(182,664)	—	—	(6,523,110)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(31,114)	(360,566,662)	(852)	(131,980)	(479,947)	(4,034,699)	(6,137,439)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	46,757	667,555,620	—	655,688	531,489	51,835,758	65,735,181
• Contract withdrawals and transfers to annuity reserves	(80,059)	(433,031,145)	—	(165,348)	(15,675,715)	(124,086,372)	(2,773,825)
• Contract transfers	248,230	206,643,024	4	1,519,644	11,462,841	58,127,138	24,932,916
	214,928	441,167,499	4	2,009,984	(3,681,385)	(14,123,476)	87,894,272
Annuity Reserves:
• Annuity Payments	—	(35,395)	—	—	(5,517)	(16,801)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	2,149	—	—	2,952	253	—
	—	(33,246)	—	—	(2,565)	(16,548)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	214,928	441,134,253	4	2,009,984	(3,683,950)	(14,140,024)	87,894,272
TOTAL INCREASE (DECREASE) IN NET ASSETS	183,814	80,567,591	(848)	1,878,004	(4,163,897)	(18,174,723)	81,756,833
NET ASSETS AT DECEMBER 31, 2015	767,170	6,624,070,189	19,182	2,467,548	28,823,142	243,717,501	112,125,691
Changes From Operations:
• Net investment income (loss)	5,974	3,575,128	829	77,733	(460,355)	(4,093,268)	(984,683)
• Net realized gain (loss) on investments	5,788	94,546,065	(151)	(22,853)	—	—	2,859,989
• Net change in unrealized appreciation or depreciation on investments	15,490	65,734,214	1,317	200,936	—	—	15,150,810
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,252	163,855,407	1,995	255,816	(460,355)	(4,093,268)	17,026,116
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	25,501	250,453,417	15,274	1,486,760	2,309,355	25,690,477	60,889,322
• Contract withdrawals and transfers to annuity reserves	(39,628)	(449,025,570)	(330)	(70,092)	(9,541,595)	(115,359,862)	(8,782,420)
• Contract transfers	74,375	(77,167,756)	(6,899)	(215,510)	5,198,922	71,342,641	71,461,852
	60,248	(275,739,909)	8,045	1,201,158	(2,033,318)	(18,326,744)	123,568,754
Annuity Reserves:
• Annuity Payments	—	(31,012)	—	—	(4,468)	(17,325)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	2,349	—	—	638	152	—
	—	(28,663)	—	—	(3,830)	(17,173)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	60,248	(275,768,572)	8,045	1,201,158	(2,037,148)	(18,343,917)	123,568,754
TOTAL INCREASE (DECREASE) IN NET ASSETS	87,500	(111,913,165)	10,040	1,456,974	(2,497,503)	(22,437,185)	140,594,870
NET ASSETS AT DECEMBER 31, 2016	$854,670	$6,512,157,024	$29,222	$3,924,522	$26,325,639	$221,280,316	$252,720,561

See accompanying notes.

	LVIP Invesco Select Equity Managed Volatility Fund Standard Class Subaccount	LVIP Invesco Select Equity Managed Volatility Fund Service Class Subaccount	LVIP JPMorgan High Yield Fund Standard Class Subaccount	LVIP JPMorgan High Yield Fund Service Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$79,229	$69,143,345	$—	$145,022,804	$80,064	$305,870,193
Changes From Operations:
• Net investment income (loss)	486	119,896	1,750	5,077,274	216	(3,979,245)
• Net realized gain (loss) on investments	(160)	(348,950)	173	(50,863)	(74)	2,260,890
• Net change in unrealized appreciation or depreciation on investments	(7,724)	(11,040,758)	(4,312)	(13,819,698)	(20,884)	(35,987,526)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,398)	(11,269,812)	(2,389)	(8,793,287)	(20,742)	(37,705,881)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	37,687,156	36,538	13,073,849	156,577	86,798,881
• Contract withdrawals and transfers to annuity reserves	(2,697)	(3,503,463)	—	(11,184,944)	(41,228)	(19,008,326)
• Contract transfers	4,136	20,929,915	367	6,537,318	28,008	50,952,937
	1,439	55,113,608	36,905	8,426,223	143,357	118,743,492
Annuity Reserves:
• Annuity Payments	—	—	—	(11,083)	—	(4,196)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(6)	—	188
	—	—	—	(11,089)	—	(4,008)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,439	55,113,608	36,905	8,415,134	143,357	118,739,484
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,959)	43,843,796	34,516	(378,153)	122,615	81,033,603
NET ASSETS AT DECEMBER 31, 2015	73,270	112,987,141	34,516	144,644,651	202,679	386,903,796
Changes From Operations:
• Net investment income (loss)	(141)	(1,129,898)	6,765	6,142,757	(76)	(4,863,746)
• Net realized gain (loss) on investments	(533)	(1,350,182)	(75)	(1,625,716)	(2,087)	1,293,611
• Net change in unrealized appreciation or depreciation on investments	4,476	7,921,630	3,710	12,396,752	28,311	40,047,751
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,802	5,441,550	10,400	16,913,793	26,148	36,477,616
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	7,917,385	—	8,901,042	73,750	82,112,328
• Contract withdrawals and transfers to annuity reserves	(2,537)	(6,093,015)	(1,224)	(11,596,018)	(40,232)	(23,599,088)
• Contract transfers	(886)	5,665,934	91,655	13,096,543	(1,336)	46,897,475
	(3,423)	7,490,304	90,431	10,401,567	32,182	105,410,715
Annuity Reserves:
• Annuity Payments	—	—	—	(11,441)	—	(3,813)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(218)	—	122
	—	—	—	(11,659)	—	(3,691)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,423)	7,490,304	90,431	10,389,908	32,182	105,407,024
TOTAL INCREASE (DECREASE) IN NET ASSETS	379	12,931,854	100,831	27,303,701	58,330	141,884,640
NET ASSETS AT DECEMBER 31, 2016	$73,649	$125,918,995	$135,347	$171,948,352	$261,009	$528,788,436

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP Managed Risk Profile 2010 Fund Service Class Subaccount	LVIP Managed Risk Profile 2020 Fund Service Class Subaccount	LVIP Managed Risk Profile 2030 Fund Service Class Subaccount	LVIP Managed Risk Profile 2040 Fund Service Class Subaccount	LVIP MFS International Growth Fund Standard Class Subaccount	LVIP MFS International Growth Fund Service Class Subaccount	LVIP MFS International Equity Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$5,629,418	$14,457,969	$7,396,794	$6,008,028	$9,625	$152,281,315	$87,740,296
Changes From Operations:
• Net investment income (loss)	(6,931)	(32,238)	(18,778)	(14,411)	171	(570,848)	(1,109,383)
• Net realized gain (loss) on investments	479,111	1,102,289	644,427	564,573	(295)	3,202,275	(374,600)
• Net change in unrealized appreciation or depreciation on investments	(656,035)	(1,549,168)	(925,970)	(840,695)	(64)	(2,828,282)	(4,787,126)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(183,855)	(479,117)	(300,321)	(290,533)	(188)	(196,855)	(6,271,109)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	35,041	23,291	6,915	122,283	25,208	8,721,206	47,826,008
• Contract withdrawals and transfers to annuity reserves	(862,127)	(1,879,051)	(339,766)	(405,687)	(1,418)	(12,661,278)	(5,559,609)
• Contract transfers	201,433	(1,335,976)	(523,248)	31,864	(11,414)	3,325,665	45,429,711
	(625,653)	(3,191,736)	(856,099)	(251,540)	12,376	(614,407)	87,696,110
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(1,682)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	16	—
	—	—	—	—	—	(1,666)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(625,653)	(3,191,736)	(856,099)	(251,540)	12,376	(616,073)	87,696,110
TOTAL INCREASE (DECREASE) IN NET ASSETS	(809,508)	(3,670,853)	(1,156,420)	(542,073)	12,188	(812,928)	81,425,001
NET ASSETS AT DECEMBER 31, 2015	4,819,910	10,787,116	6,240,374	5,465,955	21,813	151,468,387	169,165,297
Changes From Operations:
• Net investment income (loss)	10,380	13,332	(11,707)	(22,236)	356	17,206	(997,641)
• Net realized gain (loss) on investments	249,602	426,845	268,454	267,988	651	1,708,538	(1,383,260)
• Net change in unrealized appreciation or depreciation on investments	(139,005)	(193,002)	(169,022)	(167,945)	(213)	(1,248,489)	(3,427,852)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	120,977	247,175	87,725	77,807	794	477,255	(5,808,753)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	26,058	36,815	15,472	59,589	—	4,761,859	22,932,119
• Contract withdrawals and transfers to annuity reserves	(376,381)	(829,045)	(707,444)	(253,114)	—	(11,136,718)	(9,814,871)
• Contract transfers	565,732	121,924	(617,932)	(1,406,823)	8,176	5,898,283	21,779,111
	215,409	(670,306)	(1,309,904)	(1,600,348)	8,176	(476,576)	34,896,359
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(1,570)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	21	—
	—	—	—	—	—	(1,549)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	215,409	(670,306)	(1,309,904)	(1,600,348)	8,176	(478,125)	34,896,359
TOTAL INCREASE (DECREASE) IN NET ASSETS	336,386	(423,131)	(1,222,179)	(1,522,541)	8,970	(870)	29,087,606
NET ASSETS AT DECEMBER 31, 2016	$5,156,296	$10,363,985	$5,018,195	$3,943,414	$30,783	$151,467,517	$198,252,903

See accompanying notes.

	LVIP MFS Value Fund Standard Class Subaccount	LVIP MFS Value Fund Service Class Subaccount	LVIP Mondrian International Value Fund Standard Class Subaccount	LVIP Mondrian International Value Fund Service Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$6,835	$879,626,819	$15,332,417	$301,725,103	$—	$5,056,784
Changes From Operations:
• Net investment income (loss)	149	5,241,391	156,966	3,989,433	—	(4,779)
• Net realized gain (loss) on investments	215	57,682,822	183,214	2,233,478	—	(78,000)
• Net change in unrealized appreciation or depreciation on investments	(429)	(79,180,851)	(1,010,267)	(20,718,328)	—	(1,634,552)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(65)	(16,256,638)	(670,087)	(14,495,417)	—	(1,717,331)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,806	34,029,365	79,617	7,185,519	—	6,157,003
• Contract withdrawals and transfers to annuity reserves	—	(69,228,785)	(1,824,584)	(28,607,663)	—	(462,663)
• Contract transfers	150	(4,210,771)	(278,661)	12,895,740	—	9,991,311
	1,956	(39,410,191)	(2,023,628)	(8,526,404)	—	15,685,651
Annuity Reserves:
• Annuity Payments	—	(54,790)	(6,079)	(4,605)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(88)	1,407	610	—	—
	—	(54,878)	(4,672)	(3,995)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,956	(39,465,069)	(2,028,300)	(8,530,399)	—	15,685,651
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,891	(55,721,707)	(2,698,387)	(23,025,816)	—	13,968,320
NET ASSETS AT DECEMBER 31, 2015	8,726	823,905,112	12,634,030	278,699,287	—	19,025,104
Changes From Operations:
• Net investment income (loss)	849	4,488,733	140,417	3,637,939	2,441	(41,201)
• Net realized gain (loss) on investments	665	70,698,027	302,584	6,929,716	5	(197,831)
• Net change in unrealized appreciation or depreciation on investments	544	25,463,704	(206,651)	(3,920,723)	4,256	1,269,746
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,058	100,650,464	236,350	6,646,932	6,702	1,030,714
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	36,232	22,707,053	205,339	4,684,524	176,718	4,447,399
• Contract withdrawals and transfers to annuity reserves	(55)	(64,621,030)	(1,274,189)	(23,926,226)	—	(1,153,597)
• Contract transfers	1,574	(6,865,802)	(239,927)	6,330,030	—	4,212,188
	37,751	(48,779,779)	(1,308,777)	(12,911,672)	176,718	7,505,990
Annuity Reserves:
• Annuity Payments	—	(57,787)	(3,624)	(5,001)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(799)	258	(145)	—	—
	—	(58,586)	(3,366)	(5,146)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	37,751	(48,838,365)	(1,312,143)	(12,916,818)	176,718	7,505,990
TOTAL INCREASE (DECREASE) IN NET ASSETS	39,809	51,812,099	(1,075,793)	(6,269,886)	183,420	8,536,704
NET ASSETS AT DECEMBER 31, 2016	$48,535	$875,717,211	$11,558,237	$272,429,401	$183,420	$27,561,808

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP PIMCO Low Duration Bond Fund Standard Class Subaccount	LVIP PIMCO Low Duration Bond Fund Service Class Subaccount	LVIP Select Core Equity Managed Volatility Fund Standard Class Subaccount	LVIP Select Core Equity Managed Volatility Fund Service Class Subaccount	LVIP SSGA Bond Index Fund Standard Class Subaccount	LVIP SSGA Bond Index Fund Service Class Subaccount	LVIP SSGA Conservative Index Allocation Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$84,091	$53,458,550	$436,118	$270,309,819	$423,147	$981,948,234	$61,012,308
Changes From Operations:
• Net investment income (loss)	15,296	56,513	7,095	(709,830)	14,380	5,047,310	135,632
• Net realized gain (loss) on investments	4,914	649,517	(9,767)	118,044	—	5,252,822	993,827
• Net change in unrealized appreciation or depreciation on investments	(15,490)	(1,665,428)	(15,460)	(27,197,179)	(19,052)	(26,628,275)	(2,949,137)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,720	(959,398)	(18,132)	(27,788,965)	(4,672)	(16,328,143)	(1,819,678)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,106,112	78,335,706	446,613	96,635,423	96,921	34,508,773	3,983,146
• Contract withdrawals and transfers to annuity reserves	(6,529)	(16,330,525)	(57,114)	(15,131,320)	(13,737)	(89,003,345)	(6,183,901)
• Contract transfers	323,842	105,561,347	(186,093)	88,214,689	240,137	23,348,127	7,291,015
	1,423,425	167,566,528	203,406	169,718,792	323,321	(31,146,445)	5,090,260
Annuity Reserves:
• Annuity Payments	—	—	—	(1,462)	—	(78,282)	(2,525)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	1,942	—	(14,535)	(4)
	—	—	—	480	—	(92,817)	(2,529)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,423,425	167,566,528	203,406	169,719,272	323,321	(31,239,262)	5,087,731
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,428,145	166,607,130	185,274	141,930,307	318,649	(47,567,405)	3,268,053
NET ASSETS AT DECEMBER 31, 2015	1,512,236	220,065,680	621,392	412,240,126	741,796	934,380,829	64,280,361
Changes From Operations:
• Net investment income (loss)	51,385	(205,394)	(553)	(3,877,898)	15,237	3,538,097	132,088
• Net realized gain (loss) on investments	10,129	867,371	(9,773)	(1,799,876)	73	4,278,167	1,189,035
• Net change in unrealized appreciation or depreciation on investments	(5,537)	1,417,357	19,276	24,968,290	(5,548)	(6,008,706)	1,029,934
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,977	2,079,334	8,950	19,290,516	9,762	1,807,558	2,351,057
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,050,183	70,439,661	154,549	16,365,647	102,975	28,365,956	2,541,842
• Contract withdrawals and transfers to annuity reserves	(261,252)	(39,018,020)	(5,015)	(22,385,899)	(13,401)	(95,895,103)	(7,557,416)
• Contract transfers	1,972,785	101,337,310	(574,029)	(9,144,704)	296,479	104,706,269	7,179,506
	2,761,716	132,758,951	(424,495)	(15,164,956)	386,053	37,177,122	2,163,932
Annuity Reserves:
• Annuity Payments	—	(1,175)	—	(3,377)	—	(77,503)	(2,364)
• Receipt (reimbursement) of mortality guarantee adjustments	—	1,702	—	85	—	16	(1)
	—	527	—	(3,292)	—	(77,487)	(2,365)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,761,716	132,759,478	(424,495)	(15,168,248)	386,053	37,099,635	2,161,567
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,817,693	134,838,812	(415,545)	4,122,268	395,815	38,907,193	4,512,624
NET ASSETS AT DECEMBER 31, 2016	$4,329,929	$354,904,492	$205,847	$416,362,394	$1,137,611	$973,288,022	$68,792,985

See accompanying notes.

	LVIP SSGA Conservative Structured Allocation Fund Standard Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund Service Class Subaccount	LVIP SSGA Developed International 150 Fund Standard Class Subaccount	LVIP SSGA Developed International 150 Fund Service Class Subaccount	LVIP SSGA Emerging Markets 100 Fund Standard Class Subaccount	LVIP SSGA Emerging Markets 100 Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$166,185	$189,999,017	$253,336	$145,571,689	$462,463	$169,702,676
Changes From Operations:
• Net investment income (loss)	13,032	1,202,234	6,922	1,493,194	19,289	4,280,318
• Net realized gain (loss) on investments	4,133	3,831,422	24,050	15,713,376	(5,765)	(2,243,821)
• Net change in unrealized appreciation or depreciation on investments	(36,326)	(11,868,969)	(47,436)	(25,893,616)	(100,241)	(33,591,341)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(19,161)	(6,835,313)	(16,464)	(8,687,046)	(86,717)	(31,554,844)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	109,489	13,061,447	49,320	5,892,793	105,011	6,869,772
• Contract withdrawals and transfers to annuity reserves	(25,000)	(17,823,151)	(9,756)	(12,177,889)	(12,635)	(13,534,545)
• Contract transfers	329,946	(1,199,681)	8,556	6,112,971	46,687	21,720,251
	414,435	(5,961,385)	48,120	(172,125)	139,063	15,055,478
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(1,971)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	175	—	130
	—	—	—	175	—	(1,841)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	414,435	(5,961,385)	48,120	(171,950)	139,063	15,053,637
TOTAL INCREASE (DECREASE) IN NET ASSETS	395,274	(12,796,698)	31,656	(8,858,996)	52,346	(16,501,207)
NET ASSETS AT DECEMBER 31, 2015	561,459	177,202,319	284,992	136,712,693	514,809	153,201,469
Changes From Operations:
• Net investment income (loss)	10,977	789,975	10,090	2,513,364	11,620	1,382,882
• Net realized gain (loss) on investments	11,235	5,212,591	(1,508)	1,762,569	(20,169)	(7,436,170)
• Net change in unrealized appreciation or depreciation on investments	12,619	2,588,100	17,182	5,984,844	85,927	27,018,393
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,831	8,590,666	25,764	10,260,777	77,378	20,965,105
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	9,874,468	44,178	2,163,184	95,736	4,919,695
• Contract withdrawals and transfers to annuity reserves	(40,369)	(19,333,669)	(14,977)	(11,881,702)	(58,846)	(13,432,376)
• Contract transfers	32,323	9,141,568	70,727	(433,433)	(15,510)	(3,674,515)
	(8,046)	(317,633)	99,928	(10,151,951)	21,380	(12,187,196)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(1,717)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	186	—	156
	—	—	—	186	—	(1,561)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,046)	(317,633)	99,928	(10,151,765)	21,380	(12,188,757)
TOTAL INCREASE (DECREASE) IN NET ASSETS	26,785	8,273,033	125,692	109,012	98,758	8,776,348
NET ASSETS AT DECEMBER 31, 2016	$588,244	$185,475,352	$410,684	$136,821,705	$613,567	$161,977,817

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class Subaccount	LVIP SSGA International Index Fund Standard Class Subaccount	LVIP SSGA International Index Fund Service Class Subaccount	LVIP SSGA International Managed Volatility Fund Standard Class Subaccount	LVIP SSGA International Managed Volatility Fund Service Class Subaccount	LVIP SSGA Large Cap 100 Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$222,653	$885,053,206	$416,234	$274,485,051	$—	$15,091,764	$1,636,051
Changes From Operations:
• Net investment income (loss)	13,731	10,040,180	16,008	1,485,942	—	726,034	29,416
• Net realized gain (loss) on investments	175	3,708,829	(105)	6,058,999	—	(348,589)	213,183
• Net change in unrealized appreciation or depreciation on investments	(35,877)	(92,670,774)	(37,616)	(14,614,380)	—	(6,027,230)	(332,612)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(21,971)	(78,921,765)	(21,713)	(7,069,439)	—	(5,649,785)	(90,013)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	33,926	94,414,473	239,618	8,479,099	—	40,363,860	112,473
• Contract withdrawals and transfers to annuity reserves	(56,661)	(48,095,946)	(32,341)	(27,281,410)	—	(1,637,486)	(66,298)
• Contract transfers	319,060	13,830,838	192,638	8,779,630	—	31,446,169	82,251
	296,325	60,149,365	399,915	(10,022,681)	—	70,172,543	128,426
Annuity Reserves:
• Annuity Payments	—	(105,915)	—	(21,494)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	569	—	597	—	—	—
	—	(105,346)	—	(20,897)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	296,325	60,044,019	399,915	(10,043,578)	—	70,172,543	128,426
TOTAL INCREASE (DECREASE) IN NET ASSETS	274,354	(18,877,746)	378,202	(17,113,017)	—	64,522,758	38,413
NET ASSETS AT DECEMBER 31, 2015	497,007	866,175,460	794,436	257,372,034	—	79,614,522	1,674,464
Changes From Operations:
• Net investment income (loss)	6,974	(41,818)	21,338	3,145,113	1,298	589,729	23,136
• Net realized gain (loss) on investments	(2,972)	(3,676,794)	(13,689)	431,868	(131)	(1,529,815)	137,905
• Net change in unrealized appreciation or depreciation on investments	23,414	33,318,462	(5,740)	(5,706,398)	(1,957)	(4,521,015)	150,158
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,416	29,599,850	1,909	(2,129,417)	(790)	(5,461,101)	311,199
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	33,315,588	312,448	9,878,086	3	29,350,547	109,048
• Contract withdrawals and transfers to annuity reserves	(74,129)	(53,092,896)	(48,372)	(22,270,330)	(404)	(5,127,975)	(136,495)
• Contract transfers	91,274	(38,329,237)	(176,158)	15,534,298	145,117	237,537,206	310,401
	17,145	(58,106,545)	87,918	3,142,054	144,716	261,759,778	282,954
Annuity Reserves:
• Annuity Payments	—	(105,159)	—	(16,624)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	627	—	(236)	—	—	—
	—	(104,532)	—	(16,860)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	17,145	(58,211,077)	87,918	3,125,194	144,716	261,759,778	282,954
TOTAL INCREASE (DECREASE) IN NET ASSETS	44,561	(28,611,227)	89,827	995,777	143,926	256,298,677	594,153
NET ASSETS AT DECEMBER 31, 2016	$541,568	$837,564,233	$884,263	$258,367,811	$143,926	$335,913,199	$2,268,617

See accompanying notes.

	LVIP SSGA Large Cap 100 Fund Service Class Subaccount	LVIP SSGA Large Cap Managed Volatility Fund Standard Class Subaccount	LVIP SSGA Large Cap Managed Volatility Fund Service Class Subaccount	LVIP SSGA Moderate Index Allocation Fund Service Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund Standard Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$325,179,992	$1,417	$98,855,910	$190,721,763	$—	$830,390,736
Changes From Operations:
• Net investment income (loss)	2,070,793	419	79,626	(208,736)	4,618	6,816,328
• Net realized gain (loss) on investments	54,479,346	6	126,369	3,518,571	1,083	16,076,298
• Net change in unrealized appreciation or depreciation on investments	(76,335,184)	513	(10,536,460)	(9,732,218)	(11,590)	(58,434,359)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(19,785,045)	938	(10,330,465)	(6,422,383)	(5,889)	(35,541,733)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	10,656,413	28,656	63,907,583	15,578,963	175,002	35,945,578
• Contract withdrawals and transfers to annuity reserves	(27,065,710)	(16)	(5,854,258)	(13,869,440)	—	(69,600,624)
• Contract transfers	(2,391,933)	56	26,054,672	3,003,988	115	(8,546,825)
	(18,801,230)	28,696	84,107,997	4,713,511	175,117	(42,201,871)
Annuity Reserves:
• Annuity Payments	—	—	—	(1,892)	—	(15,474)
• Receipt (reimbursement) of mortality guarantee adjustments	532	—	—	(3)	—	(1,432)
	532	—	—	(1,895)	—	(16,906)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(18,800,698)	28,696	84,107,997	4,711,616	175,117	(42,218,777)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,585,743)	29,634	73,777,532	(1,710,767)	169,228	(77,760,510)
NET ASSETS AT DECEMBER 31, 2015	286,594,249	31,051	172,633,442	189,010,996	169,228	752,630,226
Changes From Operations:
• Net investment income (loss)	1,426,751	285	269,023	424,153	3,500	3,265,911
• Net realized gain (loss) on investments	37,544,393	12	(219,674)	4,525,702	5,389	28,047,549
• Net change in unrealized appreciation or depreciation on investments	12,246,942	1,951	14,670,664	3,888,679	6,060	21,630,239
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	51,218,086	2,248	14,720,013	8,838,534	14,949	52,943,699
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,869,451	—	53,631,641	12,041,149	—	27,138,289
• Contract withdrawals and transfers to annuity reserves	(26,895,020)	(12)	(11,161,560)	(16,530,976)	—	(70,164,154)
• Contract transfers	(9,811,003)	2	34,675,507	8,622,352	271	3,121,679
	(30,836,572)	(10)	77,145,588	4,132,525	271	(39,904,186)
Annuity Reserves:
• Annuity Payments	(1,939)	—	—	(1,759)	—	(14,421)
• Receipt (reimbursement) of mortality guarantee adjustments	601	—	—	(1)	—	4,103
	(1,338)	—	—	(1,760)	—	(10,318)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(30,837,910)	(10)	77,145,588	4,130,765	271	(39,914,504)
TOTAL INCREASE (DECREASE) IN NET ASSETS	20,380,176	2,238	91,865,601	12,969,299	15,220	13,029,195
NET ASSETS AT DECEMBER 31, 2016	$306,974,425	$33,289	$264,499,043	$201,980,295	$184,448	$765,659,421

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class Subaccount	LVIP SSGA S&P 500 Index Fund Standard Class Subaccount	LVIP SSGA S&P 500 Index Fund Service Class Subaccount	LVIP SSGA Small-Cap Index Fund Standard Class Subaccount	LVIP SSGA Small-Cap Index Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$166,055,729	$—	$426,551,480	$36,149,470	$857,087,479	$1,427,063	$272,886,482
Changes From Operations:
• Net investment income (loss)	(95,397)	—	4,840,237	130,217	(375,333)	7,314	(2,587,391)
• Net realized gain (loss) on investments	3,953,277	—	7,157,632	1,573,389	52,581,321	68,338	18,431,657
• Net change in unrealized appreciation or depreciation on investments	(10,342,910)	—	(34,701,125)	(1,746,483)	(57,575,869)	(184,439)	(33,224,598)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,485,030)	—	(22,703,256)	(42,877)	(5,369,881)	(108,787)	(17,380,332)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	11,644,878	—	23,593,594	1,160,091	41,918,832	541,882	10,549,193
• Contract withdrawals and transfers to annuity reserves	(14,215,831)	—	(28,041,082)	(4,127,655)	(92,885,222)	(42,401)	(24,716,008)
• Contract transfers	1,022,914	—	4,396,953	(412,424)	55,125,894	182,796	10,426,648
	(1,548,039)	—	(50,535)	(3,379,988)	4,159,504	682,277	(3,740,167)
Annuity Reserves:
• Annuity Payments	(2,513)	—	—	(16,667)	(68,784)	—	(4,016)
• Receipt (reimbursement) of mortality guarantee adjustments	(4)	—	—	(12,771)	2,147	—	(2,602)
	(2,517)	—	—	(29,438)	(66,637)	—	(6,618)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,550,556)	—	(50,535)	(3,409,426)	4,092,867	682,277	(3,746,785)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,035,586)	—	(22,753,791)	(3,452,303)	(1,277,014)	573,490	(21,127,117)
NET ASSETS AT DECEMBER 31, 2015	158,020,143	—	403,797,689	32,697,167	855,810,465	2,000,553	251,759,365
Changes From Operations:
• Net investment income (loss)	420,545	13,102	2,037,774	280,570	1,385,212	22,167	(1,216,901)
• Net realized gain (loss) on investments	3,832,769	20,314	16,116,714	1,298,045	45,678,817	47,587	14,307,114
• Net change in unrealized appreciation or depreciation on investments	4,163,367	21,659	13,988,348	1,850,457	32,843,563	431,894	30,944,965
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,416,681	55,075	32,142,836	3,429,072	79,907,592	501,648	44,035,178
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,617,312	588,827	10,948,431	1,744,568	40,192,859	794,430	8,588,493
• Contract withdrawals and transfers to annuity reserves	(11,604,725)	—	(28,913,034)	(3,601,391)	(77,351,412)	(83,078)	(21,805,628)
• Contract transfers	5,087,315	—	(1,366,621)	4,287,504	13,110,552	(81,444)	(7,661,223)
	(1,900,098)	588,827	(19,331,224)	2,430,681	(24,048,001)	629,908	(20,878,358)
Annuity Reserves:
• Annuity Payments	(2,324)	—	—	(6,915)	(76,269)	—	(9,181)
• Receipt (reimbursement) of mortality guarantee adjustments	(1)	—	—	457	(7,750)	—	(2,680)
	(2,325)	—	—	(6,458)	(84,019)	—	(11,861)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,902,423)	588,827	(19,331,224)	2,424,223	(24,132,020)	629,908	(20,890,219)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,514,258	643,902	12,811,612	5,853,295	55,775,572	1,131,556	23,144,959
NET ASSETS AT DECEMBER 31, 2016	$164,534,401	$643,902	$416,609,301	$38,550,462	$911,586,037	$3,132,109	$274,904,324

See accompanying notes.

	LVIP SSGA SMID Cap Managed Volatility Fund Standard Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund Service Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund Standard Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund Service Class Subaccount	LVIP T. Rowe Price Growth Stock Fund Standard Class Subaccount	LVIP T. Rowe Price Growth Stock Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$80,913	$89,207,699	$1,469,320	$110,563,563	$50,706	$177,584,848
Changes From Operations:
• Net investment income (loss)	101	(1,361,867)	28,045	693,902	(308)	(3,497,591)
• Net realized gain (loss) on investments	(752)	(265,865)	200,396	17,431,879	3,114	19,799,429
• Net change in unrealized appreciation or depreciation on investments	(14,714)	(16,201,668)	(368,424)	(28,250,560)	3,798	(697,113)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(15,365)	(17,829,400)	(139,983)	(10,124,779)	6,604	15,604,725
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	46,841	58,921,464	297,868	6,118,753	59,882	23,573,495
• Contract withdrawals and transfers to annuity reserves	(2,180)	(5,395,261)	(116,741)	(8,673,438)	—	(16,440,207)
• Contract transfers	45,713	48,909,819	132,450	10,307,073	(2,212)	58,659,151
	90,374	102,436,022	313,577	7,752,388	57,670	65,792,439
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(5,823)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	102	—	(11)
	—	—	—	102	—	(5,834)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	90,374	102,436,022	313,577	7,752,490	57,670	65,786,605
TOTAL INCREASE (DECREASE) IN NET ASSETS	75,009	84,606,622	173,594	(2,372,289)	64,274	81,391,330
NET ASSETS AT DECEMBER 31, 2015	155,922	173,814,321	1,642,914	108,191,274	114,980	258,976,178
Changes From Operations:
• Net investment income (loss)	413	(1,122,080)	22,631	425,543	(1,179)	(3,892,172)
• Net realized gain (loss) on investments	(1,811)	(667,259)	38,250	5,591,218	7,962	13,603,794
• Net change in unrealized appreciation or depreciation on investments	20,246	31,598,278	404,773	22,517,410	25,025	(11,031,196)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,848	29,808,939	465,654	28,534,171	31,808	(1,319,574)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	37,073,061	230,649	4,721,134	568,157	10,770,892
• Contract withdrawals and transfers to annuity reserves	(2,557)	(10,601,324)	(145,864)	(8,655,593)	(31,488)	(18,311,774)
• Contract transfers	(38,504)	38,347,040	(15,138)	(406,180)	1,040	(16,170,354)
	(41,061)	64,818,777	69,647	(4,340,639)	537,709	(23,711,236)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(8,536)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	118	—	(549)
	—	—	—	118	—	(9,085)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(41,061)	64,818,777	69,647	(4,340,521)	537,709	(23,720,321)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,213)	94,627,716	535,301	24,193,650	569,517	(25,039,895)
NET ASSETS AT DECEMBER 31, 2016	$133,709	$268,442,037	$2,178,215	$132,384,924	$684,497	$233,936,283

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund Service Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund Standard Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund Service Class Subaccount	LVIP Vanguard International Equity ETF Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$2,726,197	$93,424,091	$—	$—	$451,338	$99,287,489	$384,735
Changes From Operations:
• Net investment income (loss)	(47,323)	(1,760,226)	359	1,388,074	3,517	(147,639)	11,474
• Net realized gain (loss) on investments	389,160	12,371,816	57	308,668	13,442	3,324,266	223
• Net change in unrealized appreciation or depreciation on investments	(331,673)	(10,997,610)	(989)	(5,932,757)	(25,833)	(5,510,063)	(33,736)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,164	(386,020)	(573)	(4,236,015)	(8,874)	(2,333,436)	(22,039)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	43,256	9,670,965	33,631	149,625,989	111,915	8,647,302	166,098
• Contract withdrawals and transfers to annuity reserves	(322,373)	(8,399,158)	—	(1,871,999)	(27,967)	(5,573,722)	(51,262)
• Contract transfers	379,020	20,942,091	—	91,641,464	4,207	7,950,705	208,017
	99,903	22,213,898	33,631	239,395,454	88,155	11,024,285	322,853
Annuity Reserves:
• Annuity Payments	—	(5,524)	—	—	—	(3,380)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	1	—	—	—	(5)	—
	—	(5,523)	—	—	—	(3,385)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	99,903	22,208,375	33,631	239,395,454	88,155	11,020,900	322,853
TOTAL INCREASE (DECREASE) IN NET ASSETS	110,067	21,822,355	33,058	235,159,439	79,281	8,687,464	300,814
NET ASSETS AT DECEMBER 31, 2015	2,836,264	115,246,446	33,058	235,159,439	530,619	107,974,953	685,549
Changes From Operations:
• Net investment income (loss)	(42,048)	(1,756,503)	210	(92,456)	4,280	(25,967)	10,117
• Net realized gain (loss) on investments	239,222	8,143,664	(1)	(266,012)	19,937	3,684,591	(5,418)
• Net change in unrealized appreciation or depreciation on investments	(25,477)	(339,101)	930	15,248,961	39,687	8,358,390	26,249
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	171,697	6,048,060	1,139	14,890,493	63,904	12,017,014	30,948
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	56,672	6,037,799	—	155,697,721	183,357	6,519,495	90,937
• Contract withdrawals and transfers to annuity reserves	(430,536)	(9,260,986)	(1,348)	(19,851,461)	(31,511)	(9,086,852)	(128,600)
• Contract transfers	288,070	(1,237,734)	635	198,514,971	(130,753)	18,352,852	40,040
	(85,794)	(4,460,921)	(713)	334,361,231	21,093	15,785,495	2,377
Annuity Reserves:
• Annuity Payments	—	(5,343)	—	—	—	(17,146)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	11	—	—	—	(8,290)	—
	—	(5,332)	—	—	—	(25,436)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(85,794)	(4,466,253)	(713)	334,361,231	21,093	15,760,059	2,377
TOTAL INCREASE (DECREASE) IN NET ASSETS	85,903	1,581,807	426	349,251,724	84,997	27,777,073	33,325
NET ASSETS AT DECEMBER 31, 2016	$2,922,167	$116,828,253	$33,484	$584,411,163	$615,616	$135,752,026	$718,874

See accompanying notes.

	LVIP Vanguard International Equity ETF Fund Service Class Subaccount	LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class Subaccount	LVIP VIP Mid Cap Managed Volatility Portfolio Service Class Subaccount	LVIP Wellington Capital Growth Fund Standard Class Subaccount	LVIP Wellington Capital Growth Fund Service Class Subaccount	LVIP Wellington Mid-Cap Value Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$55,028,501	$—	$11,470,979	$—	$316,319,544	$—
Changes From Operations:
• Net investment income (loss)	430,342	182	(519,081)	—	(3,291,062)	—
• Net realized gain (loss) on investments	315,917	(770)	(93,166)	—	68,819,894	—
• Net change in unrealized appreciation or depreciation on investments	(4,620,076)	(5,888)	(4,213,745)	—	(40,886,815)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,873,817)	(6,476)	(4,825,992)	—	24,642,017	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	9,106,968	103,594	34,687,831	—	6,891,075	—
• Contract withdrawals and transfers to annuity reserves	(3,429,906)	(1,416)	(1,569,472)	—	(25,799,720)	—
• Contract transfers	10,353,004	(8,205)	27,135,273	—	(8,571,461)	—
	16,030,066	93,973	60,253,632	—	(27,480,106)	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	(2,027)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	(1)	—
	—	—	—	—	(2,028)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	16,030,066	93,973	60,253,632	—	(27,482,134)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,156,249	87,497	55,427,640	—	(2,840,117)	—
NET ASSETS AT DECEMBER 31, 2015	67,184,750	87,497	66,898,619	—	313,479,427	—
Changes From Operations:
• Net investment income (loss)	473,289	(434)	(1,139,629)	(5)	(3,199,088)	140
• Net realized gain (loss) on investments	(674,085)	(2,038)	3,337,158	(47)	33,221,774	229
• Net change in unrealized appreciation or depreciation on investments	1,589,008	5,888	4,186,453	—	(32,961,975)	8,797
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,388,212	3,416	6,383,982	(52)	(2,939,289)	9,166
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,792,450	—	3,435,040	6,340	4,442,512	178,101
• Contract withdrawals and transfers to annuity reserves	(3,734,555)	(3,114)	(3,142,727)	—	(21,993,287)	—
• Contract transfers	6,125,041	(87,799)	(73,574,914)	(6,288)	782,164	66,133
	7,182,936	(90,913)	(73,282,601)	52	(16,768,611)	244,234
Annuity Reserves:
• Annuity Payments	(4,670)	—	—	—	(1,977)	—
• Receipt (reimbursement) of mortality guarantee adjustments	(2,877)	—	—	—	—	—
	(7,547)	—	—	—	(1,977)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,175,389	(90,913)	(73,282,601)	52	(16,770,588)	244,234
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,563,601	(87,497)	(66,898,619)	—	(19,709,877)	253,400
NET ASSETS AT DECEMBER 31, 2016	$75,748,351	$—	$—	$—	$293,769,550	$253,400

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP Wellington Mid-Cap Value Fund Service Class Subaccount	MFS VIT Core Equity Series Service Class Subaccount	MFS VIT Growth Series Initial Class Subaccount	MFS VIT Growth Series Service Class Subaccount	MFS VIT Total Return Series Initial Class Subaccount	MFS VIT Total Return Series Service Class Subaccount	MFS VIT Utilities Series Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$137,001,352	$2,602,187	$3,260,919	$50,741,615	$9,082,276	$13,179	$10,684,081
Changes From Operations:
• Net investment income (loss)	(1,211,032)	6,500	(41,747)	(803,241)	93,073	(73)	257,256
• Net realized gain (loss) on investments	8,648,471	1,230,066	277,641	5,992,591	632,936	5,307	1,154,455
• Net change in unrealized appreciation or depreciation on investments	(10,897,865)	(1,186,457)	(44,219)	(2,050,874)	(861,443)	(186)	(2,920,406)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,460,426)	50,109	191,675	3,138,476	(135,434)	5,048	(1,508,695)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,058,413	1,443	30,888	6,304,693	11,956	2,655	60,713
• Contract withdrawals and transfers to annuity reserves	(7,091,095)	(53,770)	(230,055)	(4,426,812)	(1,273,655)	(3,696)	(1,537,811)
• Contract transfers	(59,104,527)	(2,599,969)	67,712	8,330,441	(116,608)	(12,462)	(81,709)
	(59,137,209)	(2,652,296)	(131,455)	10,208,322	(1,378,307)	(13,503)	(1,558,807)
Annuity Reserves:
• Annuity Payments	(6,981)	—	—	—	(3,168)	—	(6,181)
• Receipt (reimbursement) of mortality guarantee adjustments	292	—	—	—	78	—	763
	(6,689)	—	—	—	(3,090)	—	(5,418)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(59,143,898)	(2,652,296)	(131,455)	10,208,322	(1,381,397)	(13,503)	(1,564,225)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(62,604,324)	(2,602,187)	60,220	13,346,798	(1,516,831)	(8,455)	(3,072,920)
NET ASSETS AT DECEMBER 31, 2015	74,397,028	—	3,321,139	64,088,413	7,565,445	4,724	7,611,161
Changes From Operations:
• Net investment income (loss)	(1,020,272)	—	(43,501)	(1,008,194)	117,601	107,383	196,524
• Net realized gain (loss) on investments	2,957,961	—	276,392	5,660,267	1,657,237	211,912	289,475
• Net change in unrealized appreciation or depreciation on investments	6,687,144	—	(199,438)	(3,802,973)	(1,208,244)	(77,751)	241,102
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,624,833	—	33,453	849,100	566,594	241,544	727,101
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,475,446	—	68,879	6,235,987	31,047	13,727,617	11,597
• Contract withdrawals and transfers to annuity reserves	(6,605,232)	—	(212,414)	(6,036,791)	(695,695)	(944,118)	(679,837)
• Contract transfers	4,523,514	—	(30,158)	14,077,558	110,990	17,205,415	(410,724)
	2,393,728	—	(173,693)	14,276,754	(553,658)	29,988,914	(1,078,964)
Annuity Reserves:
• Annuity Payments	(6,525)	—	—	(840)	(3,110)	—	(5,481)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(145)	89	—	885
	(6,525)	—	—	(985)	(3,021)	—	(4,596)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,387,203	—	(173,693)	14,275,769	(556,679)	29,988,914	(1,083,560)
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,012,036	—	(140,240)	15,124,869	9,915	30,230,458	(356,459)
NET ASSETS AT DECEMBER 31, 2016	$85,409,064	$—	$3,180,899	$79,213,282	$7,575,360	$30,235,182	$7,254,702

See accompanying notes.

	MFS VIT Utilities Series Service Class Subaccount	MFS VIT II Core Equity Portfolio Service Class Subaccount	MFS VIT II International Value Series Initial Class Subaccount	MFS VIT II International Value Series Service Class Subaccount	Morgan Stanley UIF Growth Portfolio Class II Subaccount	Neuberger Berman AMT Mid Cap Growth Portfolio I Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$233,370,004	$—	$69,032	$1,740,765	$1,743,735	$—
Changes From Operations:
• Net investment income (loss)	5,130,363	(22,157)	2,741	57,925	(17,482)	(5)
• Net realized gain (loss) on investments	20,489,339	160,527	2,475	56,986	357,676	315
• Net change in unrealized appreciation or depreciation on investments	(61,732,919)	(229,896)	(395)	(120,851)	(154,247)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(36,113,217)	(91,526)	4,821	(5,940)	185,947	310
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	10,996,380	10,070	120,441	6,258,050	5,911	95
• Contract withdrawals and transfers to annuity reserves	(23,032,128)	(421,943)	(6,685)	(128,091)	(139,735)	(258)
• Contract transfers	2,273,573	2,853,500	(30,709)	2,723,345	5,465	(147)
	(9,762,175)	2,441,627	83,047	8,853,304	(128,359)	(310)
Annuity Reserves:
• Annuity Payments	(20,982)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	2,049	—	—	—	—	—
	(18,933)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9,781,108)	2,441,627	83,047	8,853,304	(128,359)	(310)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,894,325)	2,350,101	87,868	8,847,364	57,588	—
NET ASSETS AT DECEMBER 31, 2015	187,475,679	2,350,101	156,900	10,588,129	1,801,323	—
Changes From Operations:
• Net investment income (loss)	4,134,960	(25,618)	3,275	8,747	(15,514)	(3)
• Net realized gain (loss) on investments	2,749,302	139,508	6,863	310,416	299,846	73
• Net change in unrealized appreciation or depreciation on investments	10,827,723	78,962	(5,819)	(61,062)	(332,465)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,711,985	192,852	4,319	258,101	(48,133)	70
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,994,888	2,211	36,657	4,613,537	70	1
• Contract withdrawals and transfers to annuity reserves	(19,495,299)	(108,465)	(10,999)	(712,351)	(138,006)	(71)
• Contract transfers	4,701,191	(232,004)	136,927	2,675,392	(34,034)	—
	(9,799,220)	(338,258)	162,585	6,576,578	(171,970)	(70)
Annuity Reserves:
• Annuity Payments	(16,955)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	1,684	—	—	—	—	—
	(15,271)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9,814,491)	(338,258)	162,585	6,576,578	(171,970)	(70)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,897,494	(145,406)	166,904	6,834,679	(220,103)	—
NET ASSETS AT DECEMBER 31, 2016	$195,373,173	$2,204,695	$323,804	$17,422,808	$1,581,220	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class Subaccount	Oppenheimer Global Fund/VA Service Shares Subaccount	Oppenheimer International Growth Fund/VA Non-Service Shares Subaccount	Oppenheimer International Growth Fund/VA Service Shares Subaccount	Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares Subaccount	Oppenheimer Main Street Small Cap Fund/VA Service Shares Subaccount	PIMCO VIT All Asset All Authority Portfolio Advisor Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$37,598,861	$8,514,677	$527,486	$1,204,995	$—	$868,036	$744,225
Changes From Operations:
• Net investment income (loss)	(320,948)	6,433	4,125	(15,007)	223	(15,579)	15,692
• Net realized gain (loss) on investments	2,572,801	975,874	40,596	122,202	5,364	367,578	(45,304)
• Net change in unrealized appreciation or depreciation on investments	(5,407,376)	(722,986)	(30,413)	(229,269)	(8,927)	(677,157)	(111,274)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,155,523)	259,321	14,308	(122,074)	(3,340)	(325,158)	(140,886)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	152,389	58,663	27,204	3,939,835	36,176	3,476,394	422,295
• Contract withdrawals and transfers to annuity reserves	(4,232,871)	(508,268)	(14,010)	(99,210)	—	(110,841)	(29,968)
• Contract transfers	(1,214,626)	(338,571)	—	1,006,107	3,412	588,405	(104,608)
	(5,295,108)	(788,176)	13,194	4,846,732	39,588	3,953,958	287,719
Annuity Reserves:
• Annuity Payments	(8,411)	—	—	(873)	—	(865)	—
• Receipt (reimbursement) of mortality guarantee adjustments	119	—	—	(36)	—	(42)	—
	(8,292)	—	—	(909)	—	(907)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,303,400)	(788,176)	13,194	4,845,823	39,588	3,953,051	287,719
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,458,923)	(528,855)	27,502	4,723,749	36,248	3,627,893	146,833
NET ASSETS AT DECEMBER 31, 2015	29,139,938	7,985,822	554,988	5,928,744	36,248	4,495,929	891,058
Changes From Operations:
• Net investment income (loss)	(297,340)	(14,866)	3,784	(23,026)	134	(58,483)	25,408
• Net realized gain (loss) on investments	2,876,713	586,777	8,097	19,327	3,565	172,445	(14,126)
• Net change in unrealized appreciation or depreciation on investments	1,140,597	(620,710)	(27,283)	(284,418)	16,385	957,242	134,388
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,719,970	(48,799)	(15,402)	(288,117)	20,084	1,071,204	145,670
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	206,356	17,651	37,916	2,383,357	360,809	1,969,107	268,321
• Contract withdrawals and transfers to annuity reserves	(3,353,524)	(552,738)	(36,790)	(372,961)	(782)	(172,585)	(94,081)
• Contract transfers	(1,509,862)	361,683	(7,893)	862,136	64,471	690,279	501,889
	(4,657,030)	(173,404)	(6,767)	2,872,532	424,498	2,486,801	676,129
Annuity Reserves:
• Annuity Payments	(4,733)	—	—	(1,952)	—	(1,991)	—
• Receipt (reimbursement) of mortality guarantee adjustments	143	—	—	80	—	84	—
	(4,590)	—	—	(1,872)	—	(1,907)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,661,620)	(173,404)	(6,767)	2,870,660	424,498	2,484,894	676,129
TOTAL INCREASE (DECREASE) IN NET ASSETS	(941,650)	(222,203)	(22,169)	2,582,543	444,582	3,556,098	821,799
NET ASSETS AT DECEMBER 31, 2016	$28,198,288	$7,763,619	$532,819	$8,511,287	$480,830	$8,052,027	$1,712,857

See accompanying notes.

	PIMCO VIT All Asset All Authority Portfolio Institutional Class Subaccount	PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Subaccount	PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio Institutional Class Subaccount	PIMCO VIT Unconstrained Bond Portfolio Advisor Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$96,766	$11,263,973	$4,126	$833,472	$—	$558,170
Changes From Operations:
• Net investment income (loss)	3,647	304,751	156	40,699	159	57,369
• Net realized gain (loss) on investments	(423)	(1,640,007)	(5)	(17,369)	34	(9,661)
• Net change in unrealized appreciation or depreciation on investments	(17,522)	(2,058,808)	(4,165)	(79,632)	(514)	(121,131)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,298)	(3,394,064)	(4,014)	(56,302)	(321)	(73,423)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	131,715	2,340,555	27,231	672,366	6,907	1,808,982
• Contract withdrawals and transfers to annuity reserves	(546)	(879,640)	—	(21,929)	—	(37,016)
• Contract transfers	(18,158)	401,874	1,100	5,142	(39)	400,224
	113,011	1,862,789	28,331	655,579	6,868	2,172,190
Annuity Reserves:
• Annuity Payments	—	(3,569)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(4)	—	—	—	—
	—	(3,573)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	113,011	1,859,216	28,331	655,579	6,868	2,172,190
TOTAL INCREASE (DECREASE) IN NET ASSETS	98,713	(1,534,848)	24,317	599,277	6,547	2,098,767
NET ASSETS AT DECEMBER 31, 2015	195,479	9,729,125	28,443	1,432,749	6,547	2,656,937
Changes From Operations:
• Net investment income (loss)	3,944	(51,167)	258	83,744	493	11,755
• Net realized gain (loss) on investments	(7,429)	(1,494,074)	(152)	(19,903)	(6)	(20,593)
• Net change in unrealized appreciation or depreciation on investments	21,928	2,968,087	4,013	104,369	401	124,498
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,443	1,422,846	4,119	168,210	888	115,660
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	1,415,785	—	998,094	2,966	934,996
• Contract withdrawals and transfers to annuity reserves	(896)	(1,043,347)	(1,927)	(245,566)	(33)	(310,945)
• Contract transfers	(114,811)	1,380,568	(298)	597,521	13,197	125,437
	(115,707)	1,753,006	(2,225)	1,350,049	16,130	749,488
Annuity Reserves:
• Annuity Payments	—	(5,806)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	1,703	—	—	—	—
	—	(4,103)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(115,707)	1,748,903	(2,225)	1,350,049	16,130	749,488
TOTAL INCREASE (DECREASE) IN NET ASSETS	(97,264)	3,171,749	1,894	1,518,259	17,018	865,148
NET ASSETS AT DECEMBER 31, 2016	$98,215	$12,900,874	$30,337	$2,951,008	$23,565	$3,522,085

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	PIMCO VIT Unconstrained Bond Portfolio Institutional Class Subaccount	Putnam VT Absolute Return 500 Fund Class IA Subaccount	Putnam VT Absolute Return 500 Fund Class IB Subaccount	Putnam VT Global Health Care Fund Class IA Subaccount	Putnam VT Global Health Care Fund Class IB Subaccount	Putnam VT Growth & Income Fund Class IB Subaccount	Putnam VT Income Fund Class IB Subaccount
NET ASSETS AT JANUARY 1, 2015	$—	$—	$818,364	$—	$6,660,175	$1,738,887	$—
Changes From Operations:
• Net investment income (loss)	577	(10)	(18,449)	(22)	(115,550)	3,931	(8,252)
• Net realized gain (loss) on investments	(56)	—	20,481	5	1,076,861	88,479	(5,447)
• Net change in unrealized appreciation or depreciation on investments	(507)	(9)	(48,023)	466	(648,366)	(233,498)	(29,573)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14	(19)	(45,991)	449	312,945	(141,088)	(43,272)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	93,934	—	930,845	19,304	2,768,130	5,279	2,235,443
• Contract withdrawals and transfers to annuity reserves	—	—	(29,353)	—	(910,460)	(259,066)	(31,794)
• Contract transfers	(71,853)	9,663	728,700	(190)	930,352	(114,866)	(108,716)
	22,081	9,663	1,630,192	19,114	2,788,022	(368,653)	2,094,933
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	22,081	9,663	1,630,192	19,114	2,788,022	(368,653)	2,094,933
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,095	9,644	1,584,201	19,563	3,100,967	(509,741)	2,051,661
NET ASSETS AT DECEMBER 31, 2015	22,095	9,644	2,402,565	19,563	9,761,142	1,229,146	2,051,661
Changes From Operations:
• Net investment income (loss)	354	352	50,141	(94)	(121,458)	1,177	79,318
• Net realized gain (loss) on investments	(53)	(472)	(27,333)	1,341	474,518	61,935	(9,173)
• Net change in unrealized appreciation or depreciation on investments	809	9	(36,883)	(4,513)	(1,596,605)	83,254	(53,064)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,110	(111)	(14,075)	(3,266)	(1,243,545)	146,366	17,081
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	361,974	9,612	1,467,023	2,768	1,213,529
• Contract withdrawals and transfers to annuity reserves	—	(30)	(92,533)	(8,605)	(581,350)	(143,202)	(148,260)
• Contract transfers	10,120	(9,503)	(480,014)	1,907	(1,236,554)	(14,258)	900,422
	10,120	(9,533)	(210,573)	2,914	(350,881)	(154,692)	1,965,691
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,120	(9,533)	(210,573)	2,914	(350,881)	(154,692)	1,965,691
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,230	(9,644)	(224,648)	(352)	(1,594,426)	(8,326)	1,982,772
NET ASSETS AT DECEMBER 31, 2016	$33,325	$—	$2,177,917	$19,211	$8,166,716	$1,220,820	$4,034,433

See accompanying notes.

	SIPT VP Market Growth Strategy Fund Class III Subaccount	SIPT VP Market Plus Strategy Fund Class III Subaccount	Templeton Foreign VIP Fund Class 1 Subaccount	Templeton Foreign VIP Fund Class 4 Subaccount	Templeton Global Bond VIP Fund Class 1 Subaccount	Templeton Global Bond VIP Fund Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2015	$259,802	$1,107,606	$20,057	$707,406	$965,253	$467,006,812
Changes From Operations:
• Net investment income (loss)	1,548	(3,312)	611	20,557	108,195	27,267,929
• Net realized gain (loss) on investments	(20,289)	34,661	628	23,557	(32,318)	(1,671,323)
• Net change in unrealized appreciation or depreciation on investments	(59,093)	(119,742)	(2,516)	(197,783)	(136,490)	(51,316,874)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(77,834)	(88,393)	(1,277)	(153,669)	(60,613)	(25,720,268)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	767,972	415,670	—	863,274	705,301	9,417,700
• Contract withdrawals and transfers to annuity reserves	(34,122)	(9,902)	—	(110,502)	(33,053)	(50,681,420)
• Contract transfers	(117,900)	19,026	466	275,904	(21,848)	(3,845,768)
	615,950	424,794	466	1,028,676	650,400	(45,109,488)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(7,258)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	874
	—	—	—	—	—	(6,384)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	615,950	424,794	466	1,028,676	650,400	(45,115,872)
TOTAL INCREASE (DECREASE) IN NET ASSETS	538,116	336,401	(811)	875,007	589,787	(70,836,140)
NET ASSETS AT DECEMBER 31, 2015	797,918	1,444,007	19,246	1,582,413	1,555,040	396,170,672
Changes From Operations:
• Net investment income (loss)	20,437	13,735	347	9,021	(6,306)	(5,790,335)
• Net realized gain (loss) on investments	18,277	53,897	177	(33,081)	(19,172)	(8,914,831)
• Net change in unrealized appreciation or depreciation on investments	18,604	41,181	903	198,220	63,028	18,233,573
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	57,318	108,813	1,427	174,160	37,550	3,528,407
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	982,186	237,693	—	586,717	57,146	4,415,084
• Contract withdrawals and transfers to annuity reserves	(49,939)	(84,758)	—	(85,957)	(46,303)	(38,294,278)
• Contract transfers	(27,532)	81,132	116	325,879	(64,106)	(11,085,318)
	904,715	234,067	116	826,639	(53,263)	(44,964,512)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(6,560)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	137
	—	—	—	—	—	(6,423)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	904,715	234,067	116	826,639	(53,263)	(44,970,935)
TOTAL INCREASE (DECREASE) IN NET ASSETS	962,033	342,880	1,543	1,000,799	(15,713)	(41,442,528)
NET ASSETS AT DECEMBER 31, 2016	$1,759,951	$1,786,887	$20,789	$2,583,212	$1,539,327	$354,728,144

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Templeton Global Bond VIP Fund Class 4 Subaccount	Templeton Growth VIP Fund Class 2 Subaccount	Transparent Value Directional Allocation VI Portfolio Class I Subaccount	Transparent Value Directional Allocation VI Portfolio Class II Subaccount	UIF Global Infrastructure Portfolio Class I Subaccount	UIF Global Infrastructure Portfolio Class II Subaccount
NET ASSETS AT JANUARY 1, 2015	$3,945,389	$39,440,270	$34,995	$11,078,510	$49,489	$1,606,202
Changes From Operations:
• Net investment income (loss)	474,945	336,603	(139)	(129,023)	683	13,218
• Net realized gain (loss) on investments	(67,506)	983,463	(45)	(166,474)	5,129	104,993
• Net change in unrealized appreciation or depreciation on investments	(971,872)	(4,060,553)	(831)	46,086	(13,169)	(654,016)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(564,433)	(2,740,487)	(1,015)	(249,411)	(7,357)	(535,805)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	8,180,065	229,797	—	4,115,866	2,349	2,083,290
• Contract withdrawals and transfers to annuity reserves	(409,063)	(5,479,202)	—	(599,749)	—	(71,373)
• Contract transfers	1,722,644	(512,897)	(767)	(6,606,493)	105	129,595
	9,493,646	(5,762,302)	(767)	(3,090,376)	2,454	2,141,512
Annuity Reserves:
• Annuity Payments	—	(9,066)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(13,856)	—	—	—	—
	—	(22,922)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	9,493,646	(5,785,224)	(767)	(3,090,376)	2,454	2,141,512
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,929,213	(8,525,711)	(1,782)	(3,339,787)	(4,903)	1,605,707
NET ASSETS AT DECEMBER 31, 2015	12,874,602	30,914,559	33,213	7,738,723	44,586	3,211,909
Changes From Operations:
• Net investment income (loss)	(180,805)	104,856	(39)	(37,079)	1,033	42,989
• Net realized gain (loss) on investments	(278,801)	1,072,822	(876)	63,593	2,411	215,365
• Net change in unrealized appreciation or depreciation on investments	855,479	972,861	1,667	213,127	3,244	235,982
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	395,873	2,150,539	752	239,641	6,688	494,336
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,332,324	245,458	—	18,635	18,239	955,125
• Contract withdrawals and transfers to annuity reserves	(1,053,766)	(3,290,117)	—	(48,645)	(5,439)	(274,428)
• Contract transfers	1,405,034	(421,070)	(33,965)	(7,948,354)	11,408	1,529,842
	4,683,592	(3,465,729)	(33,965)	(7,978,364)	24,208	2,210,539
Annuity Reserves:
• Annuity Payments	—	(11,944)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	13	—	—	—	—
	—	(11,931)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,683,592	(3,477,660)	(33,965)	(7,978,364)	24,208	2,210,539
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,079,465	(1,327,121)	(33,213)	(7,738,723)	30,896	2,704,875
NET ASSETS AT DECEMBER 31, 2016	$17,954,067	$29,587,438	$—	$—	$75,482	$5,916,784

See accompanying notes.

	VanEck VIP Global Hard Assets Fund Class S Shares Subaccount	VanEck VIP Global Hard Assets Fund Initial Class Shares Subaccount	Virtus Equity Trend Series Class A Subaccount	Virtus Equity Trend Series Class I Subaccount	Virtus Multi-Sector Fixed Income Series Class A Subaccount	Virtus Multi-Sector Fixed Income Series Class I Subaccount
NET ASSETS AT JANUARY 1, 2015	$616,806	$191,019	$2,631,015	$142,489	$1,341,749	$—
Changes From Operations:
• Net investment income (loss)	(11,880)	(1,180)	(46,288)	(191)	177,520	399
• Net realized gain (loss) on investments	(130,096)	(30,848)	(228,707)	(15,949)	(31,230)	55
• Net change in unrealized appreciation or depreciation on investments	(349,726)	(90,460)	(161,455)	12,319	(348,882)	(526)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(491,702)	(122,488)	(436,450)	(3,821)	(202,592)	(72)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	960,196	195,441	994,638	—	4,233,513	175,114
• Contract withdrawals and transfers to annuity reserves	(53,937)	(9,731)	(71,419)	(322)	(201,369)	—
• Contract transfers	209,868	(27,932)	243,406	(138,346)	1,139,291	(162,853)
	1,116,127	157,778	1,166,625	(138,668)	5,171,435	12,261
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,116,127	157,778	1,166,625	(138,668)	5,171,435	12,261
TOTAL INCREASE (DECREASE) IN NET ASSETS	624,425	35,290	730,175	(142,489)	4,968,843	12,189
NET ASSETS AT DECEMBER 31, 2015	1,241,231	226,309	3,361,190	—	6,310,592	12,189
Changes From Operations:
• Net investment income (loss)	(17,526)	(14)	(19,383)	—	300,237	568
• Net realized gain (loss) on investments	(22,153)	(5,125)	(397,007)	—	(17,945)	(11)
• Net change in unrealized appreciation or depreciation on investments	726,933	99,580	261,711	—	265,663	547
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	687,254	94,441	(154,679)	—	547,955	1,104
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	499,207	90	36,132	—	2,894,617	—
• Contract withdrawals and transfers to annuity reserves	(147,607)	(21,748)	(42,768)	—	(760,875)	—
• Contract transfers	755,902	—	(2,011,349)	—	1,388,265	—
	1,107,502	(21,658)	(2,017,985)	—	3,522,007	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,107,502	(21,658)	(2,017,985)	—	3,522,007	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,794,756	72,783	(2,172,664)	—	4,069,962	1,104
NET ASSETS AT DECEMBER 31, 2016	$3,035,987	$299,092	$1,188,526	$—	$10,380,554	$13,293

Lincoln Life Variable Annuity Account N

Notes to financial statements

December 31, 2016

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln Life Variable Annuity Account N (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of thirty-one products as follows:

• Lincoln ChoicePlus
• Lincoln ChoicePlus Access
• Lincoln ChoicePlus Bonus
• Lincoln ChoicePlus II
• Lincoln ChoicePlus II Access
• Lincoln ChoicePlus II Advance
• Lincoln ChoicePlus II Bonus
• Lincoln ChoicePlus Design 1
• Lincoln ChoicePlus Design 2
• Lincoln ChoicePlus Design 3
• Lincoln ChoicePlus Assurance A Share
• Lincoln ChoicePlus Assurance A Share Fee-Based
• Lincoln ChoicePlus Assurance B Share
• Lincoln ChoicePlus Assurance Bonus
• Lincoln ChoicePlus Assurance C Share
• Lincoln ChoicePlus Assurance L Share
• Lincoln ChoicePlus Assurance A Class	• Lincoln ChoicePlus Assurance B Class
• Lincoln ChoicePlus Signature 1
• Lincoln ChoicePlus Signature 2
• Lincoln ChoicePlus Rollover
• Lincoln ChoicePlus Fusion
• Lincoln Investment Solutions
• Lincoln ChoicePlus Assurance Series B-Share
• Lincoln ChoicePlus Assurance Series C-Share
• Lincoln ChoicePlus Assurance Series L-Share
• Lincoln ChoicePlus Assurance (Prime)
• Lincoln Investor Advantage B-Share
• Lincoln Investor Advantage C-Share
• Lincoln Investor Advantage Fee-Based
• Lincoln Investor Advantage RIA

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of four hundred nine available mutual funds (the Funds) of thirty-five open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AllianceBernstein Variable Products Series Fund, Inc. (AB VPS):

AB VPS Global Thematic Growth Portfolio Class A**

AB VPS Global Thematic Growth Portfolio Class B

AB VPS Growth and Income Portfolio Class A**

AB VPS Growth and Income Portfolio Class B**

AB VPS International Value Portfolio Class A**

AB VPS International Value Portfolio Class B

AB VPS Large Cap Growth Portfolio Class B

AB VPS Small/Mid Cap Value Portfolio Class A

AB VPS Small/Mid Cap Value Portfolio Class B

ALPS Variable Investment Trust:

Alps|Alerian Energy Infrastructure Portfolio Class I

Alps|Alerian Energy Infrastructure Portfolio Class III

Alps|Red Rocks Listed Private Equity Portfolio Class I

Alps|Red Rocks Listed Private Equity Portfolio Class III

Alps|Stadion Tactical Defensive Portfolio Class I

Alps|Stadion Tactical Defensive Portfolio Class III

Alps|Stadion Tactical Growth Portfolio Class I**

Alps|Stadion Tactical Growth Portfolio Class III

American Century Variable Portfolios, Inc. (American Century VP):

American Century VP Balanced Fund Class I**

American Century VP Balanced Fund Class II

American Century VP Inflation Protection Fund Class I**

American Century VP Inflation Protection Fund Class II

American Funds Insurance Series (American Funds):

American Funds Asset Allocation Fund Class 1

American Funds Asset Allocation Fund Class 4

American Funds Blue Chip Income and Growth Fund Class 1

American Funds Blue Chip Income and Growth Fund Class 4

American Funds Bond Fund Class 1

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

American Funds Capital Income Builder Fund Class 1

American Funds Capital Income Builder Fund Class 4

American Funds Global Balanced Fund Class 1

American Funds Global Bond Fund Class 1

American Funds Global Growth Fund Class 1

American Funds Global Growth Fund Class 2

American Funds Global Growth Fund Class 4

American Funds Global Growth and Income Fund Class 1

American Funds Global Small Capitalization Fund Class 1

American Funds Global Small Capitalization Fund Class 2

American Funds Global Small Capitalization Fund Class 4

American Funds Growth Fund Class 1

American Funds Growth Fund Class 2

American Funds Growth Fund Class 4

American Funds Growth-Income Fund Class 1

American Funds Growth-Income Fund Class 2

American Funds Growth-Income Fund Class 4

American Funds High-Income Bond Fund Class 1

American Funds International Fund Class 1

American Funds International Fund Class 2

American Funds International Fund Class 4

American Funds International Growth and Income Fund Class 1

American Funds Managed Risk Asset Allocation Fund Class P1

American Funds Managed Risk Asset Allocation Fund Class P2

American Funds Managed Risk Blue Chip Income and Growth Fund Class P1

American Funds Managed Risk Growth Fund Class P1

American Funds Managed Risk Growth-Income Fund Class P1

American Funds Managed Risk International Fund Class P1

American Funds Mortgage Fund Class 1

American Funds Mortgage Fund Class 4

American Funds New World Fund Class 1

American Funds New World Fund Class 4

American Funds U.S. Government/AAA-Rated Securities Fund Class 1

American Funds U.S. Government/AAA-Rated Securities Fund Class 4**

BlackRock Variable Series Funds, Inc. (BlackRock):

BlackRock Global Allocation V.I. Fund Class I

BlackRock Global Allocation V.I. Fund Class III

BlackRock iShares Alternative Strategies V.I. Fund Class I

BlackRock iShares Alternative Strategies V.I. Fund Class III

Columbia Variable Portfolios (Columbia VP):

Columbia VP Commodity Strategy Fund Class 1**

Columbia VP Commodity Strategy Fund Class 2**

Columbia VP Emerging Markets Bond Fund Class 1**

Columbia VP Emerging Markets Bond Fund Class 2**

Columbia VP Strategic Income Fund Class 1**

Columbia VP Strategic Income Fund Class 2**

Delaware VIP Trust (Delaware VIP):

Delaware VIP Diversified Income Series Standard Class

Delaware VIP Diversified Income Series Service Class

Delaware VIP Emerging Markets Series Standard Class

Delaware VIP Emerging Markets Series Service Class

Delaware VIP High Yield Series Standard Class

Delaware VIP High Yield Series Service Class

Delaware VIP International Value Equity Series Standard Class

Delaware VIP Limited-Term Diversified Income Series Standard Class

Delaware VIP Limited-Term Diversified Income Series Service Class

Delaware VIP REIT Series Standard Class

Delaware VIP REIT Series Service Class

Delaware VIP Small Cap Value Series Standard Class

Delaware VIP Small Cap Value Series Service Class

Delaware VIP Smid Cap Growth Series Standard Class

Delaware VIP Smid Cap Growth Series Service Class

Delaware VIP U.S. Growth Series Standard Class**

Delaware VIP U.S. Growth Series Service Class

Delaware VIP Value Series Standard Class

Delaware VIP Value Series Service Class

Deutsche Variable Series II (Deutsche):

Deutsche Alternative Asset Allocation VIP Portfolio Class A

Deutsche Alternative Asset Allocation VIP Portfolio Class B

Deutsche Investments VIT Funds (Deutsche):

Deutsche Equity 500 Index VIP Portfolio Class A

Deutsche Equity 500 Index VIP Portfolio Class B**

Deutsche Small Cap Index VIP Portfolio Class A

Deutsche Small Cap Index VIP Portfolio Class B**

Eaton Vance Variable Trust (Eaton Vance VT):

Eaton Vance VT Floating-Rate Income Fund Initial Class

Eaton Vance VT Floating-Rate Income Fund ADV Class

Fidelity Variable Insurance Products Fund (Fidelity VIP):

Fidelity VIP Contrafund Portfolio Initial Class

Fidelity VIP Contrafund Portfolio Service Class**

Fidelity VIP Contrafund Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Initial Class**

Fidelity VIP Equity-Income Portfolio Service Class 2**

Fidelity VIP FundsManager 50% Portfolio Investor Class**

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Fidelity VIP FundsManager 50% Portfolio Service Class 2**

Fidelity VIP Growth Portfolio Initial Class

Fidelity VIP Growth Portfolio Service Class**

Fidelity VIP Growth Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Initial Class

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Overseas Portfolio Initial Class**

Fidelity VIP Overseas Portfolio Service Class**

Fidelity VIP Overseas Portfolio Service Class 2**

Fidelity VIP Strategic Income Portfolio Initial Class

Fidelity VIP Strategic Income Portfolio Service Class 2

First Trust Variable Insurance Trust:

First Trust Dorsey Wright Tactical Core Portfolio Class I

First Trust Dorsey Wright Tactical Core Portfolio Class II**

First Trust Multi Income Allocation Portfolio Class I

First Trust Multi Income Allocation Portfolio Class II

First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I

First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II

Franklin Templeton Variable Insurance Products Trust:

Franklin Founding Funds Allocation VIP Fund Class 1**

Franklin Founding Funds Allocation VIP Fund Class 4

Franklin Income VIP Fund Class 1

Franklin Income VIP Fund Class 2

Franklin Income VIP Fund Class 4

Franklin Mutual Shares VIP Fund Class 1

Franklin Mutual Shares VIP Fund Class 2

Franklin Mutual Shares VIP Fund Class 4

Franklin Rising Dividends VIP Fund Class 1

Franklin Rising Dividends VIP Fund Class 4

Franklin Small Cap Value VIP Fund Class 1

Franklin Small Cap Value VIP Fund Class 4

Franklin Small-Mid Cap Growth VIP Fund Class 1

Franklin Small-Mid Cap Growth VIP Fund Class 2**

Franklin Small-Mid Cap Growth VIP Fund Class 4

Templeton Foreign VIP Fund Class 1

Templeton Foreign VIP Fund Class 4

Templeton Global Bond VIP Fund Class 1

Templeton Global Bond VIP Fund Class 2

Templeton Global Bond VIP Fund Class 4

Templeton Growth VIP Fund Class 1**

Templeton Growth VIP Fund Class 2

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT):

Goldman Sachs VIT Large Cap Value Fund Service Shares

Goldman Sachs VIT Government Money Market Fund Institutional Shares

Goldman Sachs VIT Government Money Market Fund Service Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares

Goldman Sachs VIT Strategic Income Fund Advisor Shares

Goldman Sachs VIT Strategic Income Fund Institutional Shares

Guggenheim Funds Rydex Variable Trust:

Guggenheim Long Short Equity Fund

Guggenheim Multi-Hedge Strategies Fund

Hartford Series Fund, Inc.:

Hartford Capital Appreciation HLS Fund Class IA

Hartford Capital Appreciation HLS Fund Class IC

Huntington VA Funds:

Catalyst Dividend Capture VA Fund

Invesco Variable Insurance Funds (Invesco V.I.):

Invesco V.I. American Franchise Fund Series I

Invesco V.I. American Franchise Fund Series II

Invesco V.I. Balanced-Risk Allocation Fund Series I

Invesco V.I. Balanced-Risk Allocation Fund Series II

Invesco V.I. Comstock Fund Series I

Invesco V.I. Comstock Fund Series II

Invesco V.I. Core Equity Fund Series I

Invesco V.I. Core Equity Fund Series II

Invesco V.I. Diversified Dividend Fund Series I

Invesco V.I. Diversified Dividend Fund Series II

Invesco V.I. Equally-Weighted S&P 500 Fund Series I

Invesco V.I. Equally-Weighted S&P 500 Fund Series II

Invesco V.I. Equity and Income Fund Series I

Invesco V.I. Equity and Income Fund Series II

Invesco V.I. International Growth Fund Series I

Invesco V.I. International Growth Fund Series II

Ivy Variable Insurance Portfolios (Ivy VIP):

Ivy VIP Asset Strategy Portfolio

Ivy VIP Energy Portfolio

Ivy VIP High Income Portfolio

Ivy VIP Micro Cap Growth Portfolio

Ivy VIP Mid Cap Growth Portfolio

Ivy VIP Science and Technology Portfolio

Janus Aspen Series:

Janus Aspen Balanced Portfolio Service Shares

Janus Aspen Enterprise Portfolio Service Shares

Janus Aspen Global Research Portfolio Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Core Bond Portfolio Class 1**

JPMorgan Insurance Trust Core Bond Portfolio Class 2**

JPMorgan Insurance Trust Global Allocation Portfolio Class 1**

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

JPMorgan Insurance Trust Global Allocation Portfolio Class 2

JPMorgan Insurance Trust Income Builder Portfolio Class 1**

JPMorgan Insurance Trust Income Builder Portfolio Class 2

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Aggressive Growth Portfolio Class I

ClearBridge Variable Aggressive Growth Portfolio Class II

ClearBridge Variable Mid Cap Portfolio Class I

ClearBridge Variable Mid Cap Portfolio Class II

Lincoln Variable Insurance Products Trust (LVIP)*:

LVIP American Balanced Allocation Fund Standard Class

LVIP American Balanced Allocation Fund Service Class

LVIP American Century Select Mid Cap Managed Volatility Fund Standard Class**

LVIP American Century Select Mid Cap Managed Volatility Fund Service Class

LVIP American Global Balanced Allocation Managed Risk Fund Standard Class

LVIP American Global Balanced Allocation Managed Risk Fund Service Class

LVIP American Global Growth Allocation Managed Risk Fund Standard Class

LVIP American Global Growth Allocation Managed Risk Fund Service Class

LVIP American Global Growth Fund Service Class II

LVIP American Global Small Capitalization Fund Service Class II

LVIP American Growth Allocation Fund Standard Class

LVIP American Growth Allocation Fund Service Class

LVIP American Growth Fund Service Class II

LVIP American Growth-Income Fund Service Class II

LVIP American Income Allocation Fund Standard Class

LVIP American International Fund Service Class II

LVIP American Preservation Fund Standard Class

LVIP American Preservation Fund Service Class

LVIP Baron Growth Opportunities Fund Standard Class

LVIP Baron Growth Opportunities Fund Service Class

LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class

LVIP BlackRock Dividend Value Managed Volatility Fund Service Class

LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class

LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Standard Class**

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class

LVIP BlackRock Inflation Protected Bond Fund Standard Class

LVIP BlackRock Inflation Protected Bond Fund Service Class

LVIP BlackRock Multi-Asset Income Fund Standard Class

LVIP BlackRock Multi-Asset Income Fund Service Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Standard Class**

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class

LVIP Blended Core Equity Managed Volatility Fund Standard Class

LVIP Blended Core Equity Managed Volatility Fund Service Class

LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class

LVIP Blended Large Cap Growth Managed Volatility Fund Service Class

LVIP Blended Mid Cap Managed Volatility Fund Standard Class

LVIP Blended Mid Cap Managed Volatility Fund Service Class

LVIP Clarion Global Real Estate Fund Standard Class

LVIP Clarion Global Real Estate Fund Service Class

LVIP ClearBridge Large Cap Managed Volatility Fund Service Class

LVIP Delaware Bond Fund Standard Class

LVIP Delaware Bond Fund Service Class

LVIP Delaware Diversified Floating Rate Fund Standard Class

LVIP Delaware Diversified Floating Rate Fund Service Class

LVIP Delaware Foundation Aggressive Allocation Fund Standard Class

LVIP Delaware Foundation Aggressive Allocation Fund Service Class

LVIP Delaware Foundation Conservative Allocation Fund Standard Class**

LVIP Delaware Foundation Conservative Allocation Fund Service Class**

LVIP Delaware Foundation Moderate Allocation Fund Standard Class**

LVIP Delaware Foundation Moderate Allocation Fund Service Class**

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Delaware Social Awareness Fund Standard Class

LVIP Delaware Social Awareness Fund Service Class

LVIP Delaware Special Opportunities Fund Standard Class**

LVIP Delaware Special Opportunities Fund Service Class

LVIP Dimensional International Equity Managed Volatility Fund Standard Class

LVIP Dimensional International Equity Managed Volatility Fund Service Class

LVIP Dimensional International Core Equity Fund Standard Class

LVIP Dimensional International Core Equity Fund Service Class

LVIP Dimensional U.S. Core Equity 1 Fund Standard Class

LVIP Dimensional U.S. Core Equity 1 Fund Service Class

LVIP Dimensional U.S. Core Equity 2 Fund Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund Service Class

LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class

LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class

LVIP Dimensional/Vanguard Total Bond Fund Standard Class

LVIP Dimensional/Vanguard Total Bond Fund Service Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund Standard Class**

LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class

LVIP Franklin Templeton Multi-Asset Opportunities Fund Standard Class**

LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class

LVIP Franklin Templeton Value Managed Volatility Fund Standard Class

LVIP Franklin Templeton Value Managed Volatility Fund Service Class

LVIP Global Conservative Allocation Managed Risk Fund Standard Class

LVIP Global Conservative Allocation Managed Risk Fund Service Class

LVIP Global Growth Allocation Managed Risk Fund Standard Class

LVIP Global Growth Allocation Managed Risk Fund Service Class

LVIP Global Income Fund Standard Class

LVIP Global Income Fund Service Class

LVIP Global Moderate Allocation Managed Risk Fund Standard Class

LVIP Global Moderate Allocation Managed Risk Fund Service Class

LVIP Goldman Sachs Income Builder Fund Standard Class

LVIP Goldman Sachs Income Builder Fund Service Class

LVIP Government Money Market Fund Standard Class

LVIP Government Money Market Fund Service Class

LVIP Invesco Diversified Equity-Income Managed Volatility Fund Standard Class**

LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class

LVIP Invesco Select Equity Managed Volatility Fund Standard Class

LVIP Invesco Select Equity Managed Volatility Fund Service Class

LVIP JPMorgan High Yield Fund Standard Class

LVIP JPMorgan High Yield Fund Service Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class

LVIP Managed Risk Profile 2010 Fund Standard Class**

LVIP Managed Risk Profile 2010 Fund Service Class

LVIP Managed Risk Profile 2020 Fund Standard Class**

LVIP Managed Risk Profile 2020 Fund Service Class

LVIP Managed Risk Profile 2030 Fund Standard Class**

LVIP Managed Risk Profile 2030 Fund Service Class

LVIP Managed Risk Profile 2040 Fund Standard Class**

LVIP Managed Risk Profile 2040 Fund Service Class

LVIP MFS International Growth Fund Standard Class

LVIP MFS International Growth Fund Service Class

LVIP MFS International Equity Managed Volatility Fund Standard Class**

LVIP MFS International Equity Managed Volatility Fund Service Class

LVIP MFS Value Fund Standard Class

LVIP MFS Value Fund Service Class

LVIP Mondrian International Value Fund Standard Class

LVIP Mondrian International Value Fund Service Class

LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class

LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class

LVIP PIMCO Low Duration Bond Fund Standard Class

LVIP PIMCO Low Duration Bond Fund Service Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Select Core Equity Managed Volatility Fund Standard Class

LVIP Select Core Equity Managed Volatility Fund Service Class

LVIP SSGA Bond Index Fund Standard Class

LVIP SSGA Bond Index Fund Service Class

LVIP SSGA Conservative Index Allocation Fund Standard Class**

LVIP SSGA Conservative Index Allocation Fund Service Class

LVIP SSGA Conservative Structured Allocation Fund Standard Class

LVIP SSGA Conservative Structured Allocation Fund Service Class

LVIP SSGA Developed International 150 Fund Standard Class

LVIP SSGA Developed International 150 Fund Service Class

LVIP SSGA Emerging Markets 100 Fund Standard Class

LVIP SSGA Emerging Markets 100 Fund Service Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class

LVIP SSGA International Index Fund Standard Class

LVIP SSGA International Index Fund Service Class

LVIP SSGA International Managed Volatility Fund Standard Class

LVIP SSGA International Managed Volatility Fund Service Class

LVIP SSGA Large Cap 100 Fund Standard Class

LVIP SSGA Large Cap 100 Fund Service Class

LVIP SSGA Large Cap Managed Volatility Fund Standard Class

LVIP SSGA Large Cap Managed Volatility Fund Service Class

LVIP SSGA Mid-Cap Index Fund Standard Class**

LVIP SSGA Mid-Cap Index Fund Service Class**

LVIP SSGA Moderate Index Allocation Fund Standard Class**

LVIP SSGA Moderate Index Allocation Fund Service Class

LVIP SSGA Moderate Structured Allocation Fund Standard Class

LVIP SSGA Moderate Structured Allocation Fund Service Class

LVIP SSGA Moderately Aggressive Index Allocation Fund Standard Class**

LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class

LVIP SSGA S&P 500 Index Fund Standard Class

LVIP SSGA S&P 500 Index Fund Service Class

LVIP SSGA Small-Cap Index Fund Standard Class

LVIP SSGA Small-Cap Index Fund Service Class

LVIP SSGA SMID Cap Managed Volatility Fund Standard Class

LVIP SSGA SMID Cap Managed Volatility Fund Service Class

LVIP SSGA Small-Mid Cap 200 Fund Standard Class

LVIP SSGA Small-Mid Cap 200 Fund Service Class

LVIP T. Rowe Price Growth Stock Fund Standard Class

LVIP T. Rowe Price Growth Stock Fund Service Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class

LVIP U.S. Growth Allocation Managed Risk Fund Standard Class

LVIP U.S. Growth Allocation Managed Risk Fund Service Class

LVIP Vanguard Domestic Equity ETF Fund Standard Class

LVIP Vanguard Domestic Equity ETF Fund Service Class

LVIP Vanguard International Equity ETF Fund Standard Class

LVIP Vanguard International Equity ETF Fund Service Class

LVIP Wellington Capital Growth Fund Standard Class**

LVIP Wellington Capital Growth Fund Service Class

LVIP Wellington Mid-Cap Value Fund Standard Class

LVIP Wellington Mid-Cap Value Fund Service Class

Lord Abbett Securities Trust (Lord Abbett):

Lord Abbett Bond Debenture Portfolio Class VC

Lord Abbett Developing Growth Portfolio Class VC

Lord Abbett Fundamental Equity Portfolio Class VC

Lord Abbett Short Duration Income Portfolio Class VC

MFS Variable Insurance Trust (MFS VIT):

MFS VIT Growth Series Initial Class

MFS VIT Growth Series Service Class

MFS VIT Total Return Series Initial Class

MFS VIT Total Return Series Service Class

MFS VIT Utilities Series Initial Class

MFS VIT Utilities Series Service Class

MFS Variable Insurance Trust II (MFS VIT II):

MFS VIT II Core Equity Portfolio Service Class

MFS VIT II International Value Series Initial Class

MFS VIT II International Value Series Service Class

Morgan Stanley Universal Institutional Funds (Morgan Stanley UIF):

Morgan Stanley UIF Growth Portfolio Class II

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT):

Neuberger Berman AMT Mid Cap Growth Portfolio I Class**

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class

Oppenheimer Variable Account Funds (Oppenheimer):

Oppenheimer Global Fund/VA Service Shares

Oppenheimer International Growth Fund/VA Non-Service Shares

Oppenheimer International Growth Fund/VA Service Shares

Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares

Oppenheimer Main Street Small Cap Fund/VA Service Shares

PIMCO Variable Insurance Trust (PIMCO VIT):

PIMCO VIT All Asset All Authority Portfolio Advisor Class

PIMCO VIT All Asset All Authority Portfolio Institutional Class

PIMCO VIT CommodityRealReturn Strategy Portfolio Administrative Class**

PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class

PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class

PIMCO VIT Emerging Markets Bond Portfolio Advisor Class

PIMCO VIT Emerging Markets Bond Portfolio Institutional Class

PIMCO VIT Unconstrained Bond Portfolio Advisor Class

PIMCO VIT Unconstrained Bond Portfolio Institutional Class

Putnam Variable Trust (Putnam VT):

Putnam VT Absolute Return 500 Fund Class IA**

Putnam VT Absolute Return 500 Fund Class IB

Putnam VT George Putnam Balanced Fund Class IA**

Putnam VT George Putnam Balanced Fund Class IB**

Putnam VT Global Health Care Fund Class IA

Putnam VT Global Health Care Fund Class IB

Putnam VT Growth & Income Fund Class IB

Putnam VT Income Fund Class IA**

Putnam VT Income Fund Class IB

SEI Insurance Products Trust (SIPT):

SIPT VP Market Growth Strategy Fund Class II**

SIPT VP Market Growth Strategy Fund Class III

SIPT VP Market Plus Strategy Fund Class II**

SIPT VP Market Plus Strategy Fund Class III

The Universal Institutional Funds, Inc. (UIF):

UIF Global Infrastructure Portfolio Class I

UIF Global Infrastructure Portfolio Class II

VanEck VIP Trust:

VanEck VIP Global Hard Assets Fund Class S Shares

VanEck VIP Global Hard Assets Fund Initial Class Shares

Virtus Variable Insurance Trust (Virtus):

Virtus Equity Trend Series Class A

Virtus Equity Trend Series Class I**

Virtus Multi-Sector Fixed Income Series Class A

Virtus Multi-Sector Fixed Income Series Class I

*  Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2016

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2016. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

ASC 946-10-15, "Financial Services- Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

Investment Fund Changes: During 2015, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2015, the 2015 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2015:

Alps|Red Rocks Listed Private Property Equity Portfolio Class I	LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class
Alps|Red Rocks Listed Private Property Equity Portfolio Class III	LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class
Alps|Stadion Tactical Growth Portfolio Class I	LVIP ClearBridge Large Cap Managed Volatility Fund Service Class
Alps|Stadion Tactical Growth Portfolio Class III	LVIP Dimensional International Core Equity Fund Standard Class
BlackRock iShares Alternative Strategies V.I. Fund Class I	LVIP Dimensional International Core Equity Fund Service Class
BlackRock iShares Alternative Strategies V.I. Fund Class III	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
Fidelity VIP Strategic Income Portfolio Initial Class	LVIP Dimensional U.S. Core Equity 2 Fund Service Class
Fidelity VIP Strategic Income Portfolio Service Class 2	LVIP U.S. Growth Allocation Managed Risk Fund Service Class
First Trust Dorsey Wright Tactical Core Portfolio Class I	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
JPMIT Global Allocation Portfolio Class 1	Putnam VT Global Health Care Fund Class IA
JPMIT Global Allocation Portfolio Class 2	Putnam VT Income Fund Class IA
JPMIT Income Builder Portfolio Class 1	Putnam VT Income Fund Class IB
JPMIT Income Builder Portfolio Class 2

Also during 2015, the following funds changed their names:

Previous Fund Name	New Fund Name
ABVPSF Global Thematic Growth Portfolio Class A	AB VPS Global Thematic Growth Portfolio Class A
ABVPSF Global Thematic Growth Portfolio Class B	AB VPS Global Thematic Growth Portfolio Class B
ABVPSF Growth and Income Portfolio Class A	AB VPS Growth and Income Portfolio Class A
ABVPSF Growth and Income Portfolio Class B	AB VPS Growth and Income Portfolio Class B
ABVPSF International Value Portfolio Class A	AB VPS International Value Portfolio Class A
ABVPSF International Value Portfolio Class B	AB VPS International Value Portfolio Class B
ABVPSF Large Cap Growth Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B
ABVPSF Small/Mid Cap Value Portfolio Class A	AB VPS Small/Mid Cap Value Portfolio Class A
ABVPSF Small/Mid Cap Value Portfolio Class B	AB VPS Small/Mid Cap Value Portfolio Class B
LVIP American Century VP Mid Cap Value RPM Fund Standard Class	LVIP American Century VP Mid Cap Value Managed Volatility Fund Standard Class
LVIP American Century VP Mid Cap Value RPM Fund Service Class	LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class
LVIP Managed Risk American Balanced Allocation Fund Standard Class	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
LVIP Managed Risk American Balanced Allocation Fund Service Class	LVIP American Global Balanced Allocation Managed Risk Fund Service Class
LVIP Managed Risk American Growth Allocation Fund Standard Class	LVIP American Global Growth Allocation Managed Risk Fund Standard Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Previous Fund Name	New Fund Name
LVIP Managed Risk American Growth Allocation Fund Service Class	LVIP American Global Growth Allocation Managed Risk Fund Service Class
LVIP BlackRock Emerging Markets RPM Fund Standard Class	LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class
LVIP BlackRock Emerging Markets RPM Fund Service Class	LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class
LVIP BlackRock Equity Dividend RPM Fund Standard Class	LVIP BlackRock Equity Dividend Managed Volatility Fund Standard Class
LVIP BlackRock Equity Dividend RPM Fund Service Class	LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class
LVIP BlackRock Global Allocation V.I. RPM Fund Standard Class	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Standard Class
LVIP BlackRock Global Allocation V.I. RPM Fund Service Class	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class
LVIP ClearBridge Variable Appreciation RPM Fund Standard Class	LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class
LVIP ClearBridge Variable Appreciation RPM Fund Service Class	LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class
LVIP Dimensional Non-U.S. Equity RPM Fund Standard Class	LVIP Dimensional International Core Equity Managed Volatility Fund Standard Class
LVIP Dimensional Non-U.S. Equity RPM Fund Service Class	LVIP Dimensional International Core Equity Managed Volatility Fund Service Class
LVIP Delaware Growth and Income Fund Standard Class	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
LVIP Delaware Growth and Income Fund Service Class	LVIP Dimensional U.S. Core Equity 1 Fund Service Class
LVIP Dimensional U.S. Equity RPM Fund Standard Class	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Standard Class
LVIP Dimensional U.S. Equity RPM Fund Service Class	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class
LVIP Franklin Mutual Shares RPM Fund Standard Class	LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class
LVIP Franklin Mutual Shares RPM Fund Service Class	LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class
LVIP Managed Risk Profile Conservative Fund Standard Class	LVIP Global Conservative Allocation Managed Risk Fund Standard Class
LVIP Managed Risk Profile Conservative Fund Service Class	LVIP Global Conservative Allocation Managed Risk Fund Service Class
LVIP Managed Risk Profile Growth Fund Standard Class	LVIP Global Growth Allocation Managed Risk Fund Standard Class
LVIP Managed Risk Profile Growth Fund Service Class	LVIP Global Growth Allocation Managed Risk Fund Service Class
LVIP Managed Risk Profile Moderate Fund Standard Class	LVIP Global Moderate Allocation Managed Risk Fund Standard Class
LVIP Managed Risk Profile Moderate Fund Service Class	LVIP Global Moderate Allocation Managed Risk Fund Service Class
LVIP Invesco Diversified Equity Income RPM Fund Standard Class	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Standard Class
LVIP Invesco Diversified Equity Income RPM Fund Service Class	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class
LVIP Invesco V.I. Comstock RPM Fund Standard Class	LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class
LVIP Invesco V.I. Comstock RPM Fund Service Class	LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class
LVIP Columbia Small-Mid Cap Growth RPM Fund Standard Class	LVIP Ivy Mid Cap Growth Managed Volatility Fund Standard Class
LVIP Columbia Small-Mid Cap Growth RPM Fund Service Class	LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class
LVIP JPMorgan Mid Cap Value RPM Fund Standard Class	LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class
LVIP JPMorgan Mid Cap Value RPM Fund Service Class	LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class
LVIP MFS International Growth RPM Fund Standard Class	LVIP MFS International Growth Managed Volatility Fund Standard Class
LVIP MFS International Growth RPM Fund Service Class	LVIP MFS International Growth Managed Volatility Fund Service Class
LVIP Multi-Manager Global Equity RPM Fund Standard Class	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
LVIP Multi-Manager Global Equity RPM Fund Service Class	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
LVIP SSgA Global Tactical Allocation RPM Fund Standard Class	LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class
LVIP SSgA Global Tactical Allocation RPM Fund Service Class	LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class
LVIP SSgA International RPM Fund Standard Class	LVIP SSgA International Managed Volatility Fund Standard Class
LVIP SSgA International RPM Fund Service Class	LVIP SSgA International Managed Volatility Fund Service Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Previous Fund Name	New Fund Name
LVIP SSgA Large Cap RPM Fund Standard Class	LVIP SSgA Large Cap Managed Volatility Fund Standard Class
LVIP SSgA Large Cap RPM Fund Service Class	LVIP SSgA Large Cap Managed Volatility Fund Service Class
LVIP SSgA Small-Cap RPM Fund Standard Class	LVIP SSgA Small-Cap Managed Volatility Fund Standard Class
LVIP SSgA Small-Cap RPM Fund Service Class	LVIP SSgA Small-Cap Managed Volatility Fund Service Class
LVIP Templeton Growth RPM Fund Standard Class	LVIP Templeton Growth Managed Volatility Fund Standard Class
LVIP Templeton Growth RPM Fund Service Class	LVIP Templeton Growth Managed Volatility Fund Service Class
LVIP UBS Large Cap Growth RPM Fund Standard Class	LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class
LVIP UBS Large Cap Growth RPM Fund Service Class	LVIP UBS Large Cap Growth Managed Volatility Fund Service Class
LVIP VIP Contrafund RPM Portfolio Standard Class	LVIP VIP Contrafund Managed Volatility Portfolio Standard Class
LVIP VIP Contrafund RPM Portfolio Service Class	LVIP VIP Contrafund Managed Volatility Portfolio Service Class
LVIP VIP Mid Cap RPM Portfolio Standard Class	LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class
LVIP VIP Mid Cap RPM Portfolio Service Class	LVIP VIP Mid Cap Managed Volatility Portfolio Service Class
LVIP Capital Growth Fund Standard Class	LVIP Wellington Capital Growth Fund Standard Class
LVIP Capital Growth Fund Service Class	LVIP Wellington Capital Growth Fund Service Class
LVIP Mid-Cap Value Fund Standard Class	LVIP Wellington Mid-Cap Value Fund Standard Class
LVIP Mid-Cap Value Fund Service Class	LVIP Wellington Mid-Cap Value Fund Service Class
Virtus VIT Premium AlphaSector Series Class A	Virtus VIT Equity Trend Series Class A
Virtus VIT Premium AlphaSector Series Class I	Virtus VIT Equity Trend Series Class I

Also during 2015, the MFS VIT Core Equity Series Service Class merged into the MFS VIT II Core Equity Portfolio Service Class.

During 2016, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2016, the 2016 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2016:

American Century VP Balanced Fund Class I	JPMorgan Insurance Trust Core Bond Portfolio Class 1
American Century VP Balanced Fund Class II	JPMorgan Insurance Trust Core Bond Portfolio Class 2
American Funds U.S. Government/AAA-Rated Securities Fund Class 4	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Standard Class
Columbia VP Commodity Strategy Fund Class 1	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class
Columbia VP Commodity Strategy Fund Class 2	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Standard Class
Columbia VP Emerging Markets Bond Fund Class 1	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class
Columbia VP Emerging Markets Bond Fund Class 2	LVIP Managed Risk Profile 2010 Fund Standard Class
Columbia VP Strategic Income Fund Class 1	LVIP Managed Risk Profile 2020 Fund Standard Class
Columbia VP Strategic Income Fund Class 2	LVIP Managed Risk Profile 2030 Fund Standard Class
Fidelity VIP Contrafund Portfolio Service Class	LVIP Managed Risk Profile 2040 Fund Standard Class
Fidelity VIP FundsManager 50% Portfolio Investor Class	LVIP SSGA Mid-Cap Index Fund Standard Class
Fidelity VIP FundsManager 50% Portfolio Service Class 2	LVIP SSGA Mid-Cap Index Fund Service Class
Fidelity VIP Growth Portfolio Service Class	Putnam VT George Putnam Balanced Fund Class IA
Fidelity VIP Overseas Portfolio Service Class	Putnam VT George Putnam Balanced Fund Class IB
First Trust Dorsey Wright Tactical Core Portfolio Class II	Templeton Growth VIP Fund Class 1

Also during 2016, the following funds changed their names:

Previous Fund Name	New Fund Name
Huntington VA Dividend Capture Fund	Catalyst Dividend Capture VA Fund
ClearBridge Variable Mid Cap Core Portfolio Class I	ClearBridge Variable Mid Cap Portfolio Class I
ClearBridge Variable Mid Cap Core Portfolio Class II	ClearBridge Variable Mid Cap Portfolio Class II
Goldman Sachs VIT Money Market Fund Institutional Class	Goldman Sachs VIT Government Money Market Fund Institutional Shares
Goldman Sachs VIT Money Market Fund Service Class	Goldman Sachs VIT Government Money Market Fund Service Shares
LVIP American Century VP Mid Cap Value Managed Volatility Fund Standard Class	LVIP American Century Select Mid Cap Managed Volatility Fund Standard Class
LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class	LVIP American Century Select Mid Cap Managed Volatility Fund Service Class
LVIP BlackRock Equity Dividend Managed Volatility Fund Standard Class	LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class
LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class	LVIP BlackRock Dividend Value Managed Volatility Fund Service Class
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Standard Class	LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Previous Fund Name	New Fund Name
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class	LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class	LVIP Blended Core Equity Managed Volatility Fund Standard Class
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class	LVIP Blended Core Equity Managed Volatility Fund Service Class
LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class	LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class
LVIP UBS Large Cap Growth Managed Volatility Fund Service Class	LVIP Blended Large Cap Growth Managed Volatility Fund Service Class
LVIP Ivy Mid Cap Growth Managed Volatility Fund Standard Class	LVIP Blended Mid Cap Managed Volatility Fund Standard Class
LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class	LVIP Blended Mid Cap Managed Volatility Fund Service Class
LVIP Dimensional International Core Equity Managed Volatility Fund Standard Class	LVIP Dimensional International Equity Managed Volatility Fund Standard Class
LVIP Dimensional International Core Equity Managed Volatility Fund Service Class	LVIP Dimensional International Equity Managed Volatility Fund Service Class
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Standard Class	LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class	LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class
LVIP Templeton Growth Managed Volatility Fund Standard Class	LVIP Franklin Templeton Global Equity Managed Volatility Fund Standard Class
LVIP Templeton Growth Managed Volatility Fund Service Class	LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class	LVIP Franklin Templeton Value Managed Volatility Fund Standard Class
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class	LVIP Franklin Templeton Value Managed Volatility Fund Service Class
LVIP Money Market Fund Standard Class	LVIP Government Money Market Fund Standard Class
LVIP Money Market Fund Service Class	LVIP Government Money Market Fund Service Class
LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class	LVIP Invesco Select Equity Managed Volatility Fund Standard Class
LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class	LVIP Invesco Select Equity Managed Volatility Fund Service Class
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class
LVIP MFS International Growth Managed Volatility Fund Standard Class	LVIP MFS International Equity Managed Volatility Fund Standard Class
LVIP MFS International Growth Managed Volatility Fund Service Class	LVIP MFS International Equity Managed Volatility Fund Service Class
LVIP VIP Contrafund Managed Volatility Portfolio Standard Class	LVIP Select Core Equity Managed Volatility Fund Standard Class
LVIP VIP Contrafund Managed Volatility Portfolio Service Class	LVIP Select Core Equity Managed Volatility Fund Service Class
LVIP SSgA Bond Index Fund Standard Class	LVIP SSGA Bond Index Fund Standard Class
LVIP SSgA Bond Index Fund Service Class	LVIP SSGA Bond Index Fund Service Class
LVIP SSgA Conservative Index Allocation Fund Standard Class	LVIP SSGA Conservative Index Allocation Fund Standard Class
LVIP SSgA Conservative Index Allocation Fund Service Class	LVIP SSGA Conservative Index Allocation Fund Service Class
LVIP SSgA Conservative Structured Allocation Fund Standard Class	LVIP SSGA Conservative Structured Allocation Fund Standard Class
LVIP SSgA Conservative Structured Allocation Fund Service Class	LVIP SSGA Conservative Structured Allocation Fund Service Class
LVIP SSgA Developed International 150 Fund Standard Class	LVIP SSGA Developed International 150 Fund Standard Class
LVIP SSgA Developed International 150 Fund Service Class	LVIP SSGA Developed International 150 Fund Service Class
LVIP SSgA Emerging Markets 100 Fund Standard Class	LVIP SSGA Emerging Markets 100 Fund Standard Class
LVIP SSgA Emerging Markets 100 Fund Service Class	LVIP SSGA Emerging Markets 100 Fund Service Class
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class
LVIP SSgA International Index Fund Standard Class	LVIP SSGA International Index Fund Standard Class
LVIP SSgA International Index Fund Service Class	LVIP SSGA International Index Fund Service Class
LVIP SSgA International Managed Volatility Fund Standard Class	LVIP SSGA International Managed Volatility Fund Standard Class
LVIP SSgA International Managed Volatility Fund Service Class	LVIP SSGA International Managed Volatility Fund Service Class
LVIP SSgA Large Cap 100 Fund Standard Class	LVIP SSGA Large Cap 100 Fund Standard Class
LVIP SSgA Large Cap 100 Fund Service Class	LVIP SSGA Large Cap 100 Fund Service Class
LVIP SSgA Large Cap Managed Volatility Fund Standard Class	LVIP SSGA Large Cap Managed Volatility Fund Standard Class
LVIP SSgA Large Cap Managed Volatility Fund Service Class	LVIP SSGA Large Cap Managed Volatility Fund Service Class
LVIP SSgA Moderate Index Allocation Fund Standard Class	LVIP SSGA Moderate Index Allocation Fund Standard Class
LVIP SSgA Moderate Index Allocation Fund Service Class	LVIP SSGA Moderate Index Allocation Fund Service Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Previous Fund Name	New Fund Name
LVIP SSgA Moderate Structured Allocation Fund Standard Class	LVIP SSGA Moderate Structured Allocation Fund Standard Class
LVIP SSgA Moderately Aggressive Index Allocation Fund Standard Class	LVIP SSGA Moderately Aggressive Index Allocation Fund Standard Class
LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class	LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class
LVIP SSgA Moderately Aggressive Structured Allocation Fund Standard Class	LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class
LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class	LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class
LVIP SSgA S&P 500 Index Fund Standard Class	LVIP SSGA S&P 500 Index Fund Standard Class
LVIP SSgA S&P 500 Index Fund Service Class	LVIP SSGA S&P 500 Index Fund Service Class
LVIP SSgA Small-Cap Index Fund Standard Class	LVIP SSGA Small-Cap Index Fund Standard Class
LVIP SSgA Small-Cap Index Fund Service Class	LVIP SSGA Small-Cap Index Fund Service Class
LVIP SSgA Small-Cap Managed Volatility Fund Standard Class	LVIP SSGA SMID Cap Managed Volatility Fund Standard Class
LVIP SSgA Small-Cap Managed Volatility Fund Service Class	LVIP SSGA SMID Cap Managed Volatility Fund Service Class
LVIP SSgA Small-Mid Cap 200 Fund Standard Class	LVIP SSGA Small-Mid Cap 200 Fund Standard Class
LVIP SSgA Small-Mid Cap 200 Fund Service Class	LVIP SSGA Small-Mid Cap 200 Fund Service Class

During 2016, the Ivy Funds Variable Insurance Portfolios fund family changed their name to Ivy Variable Insurance Portfolios and the Van Eck VIP Trust fund family changed their name to VanEck VIP Trust.

Also during 2016, the following funds ceased to be available as investment options to Variable Account contract owners:

LVIP AQR Enhanced Global Strategies Fund Standard Class	Transparent Value Directional Allocation VI Portfolio Class I
LVIP AQR Enhanced Global Strategies Fund Service Class	Transparent Value Directional Allocation VI Portfolio Class II
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class

During 2016, the following fund mergers occurred:

Fund Acquired	Acquiring Fund
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class	LVIP Blended Mid Cap Managed Volatility Fund Standard Class
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	LVIP Blended Mid Cap Managed Volatility Fund Service Class
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	LVIP Blended Mid Cap Managed Volatility Fund Service Class
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	LVIP SSGA International Managed Volatility Fund Standard Class
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	LVIP SSGA International Managed Volatility Fund Service Class

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the thirty-one contract types within the Variable Account:

•  Lincoln ChoicePlus at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis).

•  Lincoln ChoicePlus Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis).

•  Lincoln ChoicePlus Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus II at a daily rate of .0035616% to .0082192% (1.30% to 3.00% on an annual basis).

•  Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis).

•  Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0090411% (1.40% to 3.30% on an annual basis).

•  Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0080822% (1.10% to 2.95% on an annual basis).

•  Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis).

•  Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0071233% (.60% to 2.60% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis).

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

•  Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0091781% (1.40% to 3.35% on an annual basis).

•  Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis).

•  Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

•  Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0094521% (1.40% to 3.45% on an annual basis).

•  Lincoln ChoicePlus Rollover at a daily rate of .0027397% to .0078082% (1.00% to 2.85% on an annual basis).

•  Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (.80% to 2.35% on an annual basis).

•  Lincoln InvestmentSolutions at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis).

•  Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln Investor Advantage B-Share at a daily rate of .0026027% to .0041096% (.95% to 1.50% on an annual basis).

•  Lincoln Investor Advantage C-Share at a daily rate of .0026027% to .0045205% (.95% to 1.65% on an annual basis).

•  Lincoln Investor Advantage Fee-Based at a daily rate of .0004110% to .0019178% (.15% to .70% on an annual basis).

•  Lincoln Investor Advantage RIA at a daily rate of .0006849% to .0021918% (.25% to .80% on an annual basis).

During May, 2013, the fund replacements listed below occurred in certain products. The replacement funds have higher fund expenses than the funds they replaced, so the Company enacted a mortality and expense guarantee (M&E) reduction to ensure that overall fund expenses were the same after the replacement. The M&E reduction ended during May, 2016. The fund replacement was as follows:

Previous Fund Name	Replacement Fund Name	M&E Reduction
ABVPSF International Value Class B Portfolio	LVIP Mondrian International Value Service Class Fund	0.02%
American Century VP Inflation Protection Class II Fund	LVIP BlackRock Inflation Protected Bond Service Class Fund	0.06%

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. Amounts retained by the Company for account fees and surrender charges for 2016 and 2015 were $438,762,490 and $401,546,872, respectively.

For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2016 and 2015, sales charges amounted to $1,477,396 and $2,604,231, respectively.

Surrender, contract and all other charges are included within Contract withdrawals on the Statements of Changes in Net Assets.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2016, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Global Thematic Growth Portfolio Class B
	2016		0.65%	3.15%	$4.77	$18.73	2,134,613	$24,562,976	-3.76%	-1.52%	0.00%
	2015		0.65%	2.95%	4.90	19.25	2,488,790	29,135,815	-0.34%	1.98%	0.00%
	2014		0.65%	2.95%	4.86	19.11	2,705,522	28,692,905	1.76%	4.13%	0.00%
	2013		0.65%	2.95%	4.72	18.57	3,028,771	30,284,841	19.36%	22.13%	0.02%
	2012		0.65%	2.95%	3.91	15.39	2,753,447	24,004,879	9.95%	12.51%	0.00%
AB VPS Growth and Income Portfolio Class B
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.11%
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.48%
	2012		0.65%	3.15%	9.81	16.81	11,502,329	150,854,074	13.84%	16.49%	1.33%
AB VPS International Value Portfolio Class B
	2016		1.55%	1.55%	7.53	7.53	326	2,454	-2.31%	-2.31%	0.74%
	2015		1.55%	1.90%	7.45	7.71	666	5,045	0.47%	0.82%	1.70%
	2014		1.55%	1.90%	7.41	7.64	678	5,099	-8.21%	-7.88%	3.17%
	2013		1.30%	1.30%	8.45	8.45	15	128	21.14%	21.14%	2.73%
	2012		0.65%	3.20%	6.05	10.98	28,812,602	197,847,060	10.60%	13.45%	1.39%
AB VPS Large Cap Growth Portfolio Class B
	2016		1.30%	2.80%	10.33	24.62	698,118	9,426,032	-0.47%	1.03%	0.00%
	2015		1.30%	2.80%	10.27	24.37	772,531	10,319,207	7.79%	9.42%	0.00%
	2014		1.30%	2.80%	9.44	22.27	848,639	10,433,388	10.70%	12.37%	0.00%
	2013		1.30%	2.80%	8.44	19.82	909,766	10,154,434	33.22%	35.23%	0.00%
	2012		1.30%	2.80%	6.27	14.65	1,054,995	8,789,778	13.10%	14.72%	0.03%
AB VPS Small/Mid Cap Value Portfolio Class A
	2016		0.40%	0.80%	12.30	12.30	31,088	382,005	24.59%	24.59%	0.71%
	2015		0.40%	0.40%	9.87	9.87	7,880	77,770	-5.86%	-5.86%	0.80%
	2014	7/24/14	0.40%	0.80%	10.46	10.48	5,516	57,825	1.02%	1.76%	0.31%
AB VPS Small/Mid Cap Value Portfolio Class B
	2016		0.30%	3.20%	12.25	41.47	6,394,531	191,725,194	20.86%	24.42%	0.32%
	2015		0.30%	3.20%	14.11	33.70	6,850,862	167,462,421	-8.67%	-6.26%	0.51%
	2014		0.60%	3.20%	15.45	36.24	7,291,406	194,269,675	5.51%	8.24%	0.46%
	2013		0.65%	3.20%	14.64	33.83	8,139,879	205,119,410	33.30%	36.74%	0.44%
	2012		0.65%	3.20%	11.00	25.04	7,832,184	143,146,719	14.80%	17.70%	0.29%
Alps|Alerian Energy Infrastructure Portfolio Class I
	2016		0.40%	0.80%	8.95	9.04	26,684	241,029	40.26%	40.83%	2.24%
	2015		0.40%	0.80%	6.42	6.42	28,281	181,504	-37.96%	-37.96%	0.85%
	2014	7/24/14	0.40%	0.40%	10.35	10.35	11,325	117,205	-6.09%	-6.09%	0.92%
Alps|Alerian Energy Infrastructure Portfolio Class III
	2016		0.30%	1.65%	8.65	8.97	624,350	5,468,502	38.49%	40.37%	2.41%
	2015		0.30%	1.65%	6.25	6.39	379,465	2,388,413	-38.94%	-38.11%	0.93%
	2014	7/2/14	0.30%	1.65%	10.23	10.32	187,200	1,921,367	-6.49%	-0.84%	0.21%
Alps|Red Rocks Listed Private Equity Portfolio Class I
	2016	3/7/16	0.40%	0.80%	9.89	9.96	2,705	26,876	7.06%	12.99%	3.90%
Alps|Red Rocks Listed Private Equity Portfolio Class III
	2016		0.30%	1.65%	9.72	9.94	556,329	5,435,000	6.21%	7.65%	0.82%
	2015	5/26/15	0.30%	1.65%	9.15	9.23	373,631	3,424,521	-10.07%	-8.81%	0.16%
Alps|Stadion Tactical Defensive Portfolio Class I
	2016		0.40%	0.80%	10.59	10.59	5,276	55,445	11.01%	11.01%	0.00%
	2015		0.40%	0.40%	9.54	9.54	870	8,312	-9.71%	-9.71%	0.20%
	2014	12/26/14	0.40%	0.40%	10.57	10.57	7,749	81,904	-1.30%	-1.30%	0.00%
Alps|Stadion Tactical Defensive Portfolio Class III
	2016		0.30%	1.65%	10.16	10.33	439,298	4,509,989	9.00%	9.60%	0.00%
	2015		1.10%	1.65%	9.32	9.43	566,375	5,324,167	-10.83%	-10.34%	0.12%
	2014	7/17/14	1.10%	1.65%	10.46	10.51	72,836	764,872	-0.67%	2.46%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Alps|Stadion Tactical Growth Portfolio Class III
	2016		0.30%	1.65%	$10.10	$10.33	390,479	$3,972,301	7.43%	8.89%	0.33%
	2015	5/27/15	0.30%	1.65%	9.41	9.49	145,628	1,373,696	-6.37%	-2.92%	0.00%
American Century VP Balanced Fund Class II
	2016	5/25/16	0.30%	3.05%	10.29	10.48	1,761,279	18,291,592	-1.16%	6.73%	0.79%
American Century VP Inflation Protection Fund Class II
	2016	1/22/16	2.15%	2.15%	11.92	11.92	2,283	27,225	-2.86%	-2.86%	1.66%
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.34%
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.66%
	2012		0.65%	3.15%	11.15	14.52	34,203,692	473,044,643	4.06%	6.69%	2.41%
American Funds Asset Allocation Fund Class 1
	2016		0.40%	1.95%	11.49	15.84	944,992	13,813,111	7.57%	9.25%	3.09%
	2015		0.40%	1.95%	10.52	14.53	284,659	3,379,682	-0.32%	1.24%	2.84%
	2014		0.40%	1.95%	13.69	14.22	81,493	1,083,366	3.62%	4.72%	1.91%
	2013	5/28/13	0.90%	1.95%	13.21	13.58	44,228	597,313	8.28%	8.96%	1.64%
American Funds Asset Allocation Fund Class 4
	2016		0.30%	1.65%	10.98	11.38	7,898,429	87,672,209	7.38%	8.84%	1.58%
	2015		0.30%	1.65%	10.22	10.45	4,522,223	46,560,007	-0.51%	0.84%	3.01%
	2014	7/11/14	0.30%	1.65%	10.28	10.37	488,562	5,036,627	0.73%	2.37%	2.97%
American Funds Blue Chip Income and Growth Fund Class 1
	2016		0.40%	1.90%	12.63	18.66	215,617	3,345,018	16.82%	18.58%	2.32%
	2015		0.40%	1.90%	10.65	15.77	183,536	2,465,234	-4.55%	-3.11%	2.26%
	2014		0.40%	1.90%	15.55	16.30	168,673	2,328,817	13.51%	15.00%	4.84%
	2013		0.60%	1.90%	13.70	14.18	69,801	971,653	30.75%	32.46%	2.55%
	2012	3/1/12	0.60%	1.90%	10.48	10.70	51,725	545,963	1.54%	8.47%	2.91%
American Funds Blue Chip Income and Growth Fund Class 4
	2016		0.30%	1.65%	12.07	12.51	1,606,020	19,617,556	16.56%	18.14%	2.14%
	2015		0.30%	1.65%	10.36	10.59	952,751	9,935,928	-4.79%	-3.50%	2.57%
	2014	6/27/14	0.30%	1.65%	10.88	10.97	270,432	2,949,193	-0.94%	7.83%	6.32%
American Funds Bond Fund Class 1
	2016		0.60%	1.90%	10.57	11.37	323,939	3,654,693	1.33%	2.65%	2.06%
	2015		0.60%	1.90%	10.43	11.08	219,347	2,408,720	-1.44%	-0.16%	2.03%
	2014		0.60%	1.90%	10.59	11.10	184,166	2,028,548	3.60%	4.95%	2.53%
	2013		0.60%	1.90%	10.27	10.57	78,093	818,840	-3.54%	-2.47%	4.51%
	2012	5/31/12	0.60%	1.70%	10.65	10.84	9,154	97,818	0.67%	2.23%	3.29%
American Funds Capital Income Builder Fund Class 1
	2016		0.40%	1.70%	9.81	10.15	90,463	916,505	2.41%	3.75%	3.55%
	2015		0.40%	1.70%	9.75	9.78	36,108	352,892	-1.82%	-1.62%	3.01%
	2014	8/13/14	0.40%	0.60%	9.93	9.95	11,785	117,203	-0.92%	-0.63%	1.21%
American Funds Capital Income Builder Fund Class 4
	2016		0.30%	1.65%	9.70	10.05	2,709,830	26,593,272	2.09%	3.47%	2.92%
	2015		0.30%	1.65%	9.50	9.71	1,345,855	12,866,136	-3.40%	-2.09%	2.72%
	2014	7/11/14	0.30%	1.65%	9.83	9.92	331,104	3,264,170	-2.81%	2.10%	1.46%
American Funds Global Balanced Fund Class 1
	2016		0.60%	0.65%	12.53	12.56	44,349	555,860	4.05%	4.11%	2.23%
	2015		0.60%	1.70%	11.47	12.07	26,192	314,361	-2.36%	-1.28%	1.25%
	2014		0.60%	1.70%	11.75	12.22	28,351	344,386	0.15%	1.26%	1.55%
	2013		0.60%	1.70%	12.06	12.07	19,898	236,081	11.84%	11.89%	3.54%
	2012	5/31/12	0.60%	0.65%	10.78	10.79	2,753	29,698	10.94%	12.34%	2.52%
American Funds Global Bond Fund Class 1
	2016		0.60%	2.15%	9.39	10.25	219,952	2,222,585	0.73%	2.31%	0.82%
	2015		0.60%	2.15%	9.32	10.02	180,752	1,783,495	-5.79%	-4.32%	0.09%
	2014		0.60%	2.15%	9.90	10.47	159,471	1,649,036	-0.45%	1.10%	1.84%
	2013		0.60%	2.15%	10.06	10.35	107,161	1,097,950	-4.05%	-2.99%	0.00%
	2012	3/26/12	0.60%	1.70%	10.48	10.67	27,264	289,169	-0.10%	3.57%	4.08%
American Funds Global Discovery Fund Class 1
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.49%
	2012	7/18/12	0.65%	0.65%	10.54	10.54	2,542	26,800	8.58%	8.58%	1.04%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Global Growth Fund Class 1
	2016		0.40%	1.90%	$11.00	$22.26	120,828	$2,168,663	-1.03%	0.47%	1.14%
	2015		0.40%	1.90%	11.00	22.20	103,598	1,966,526	5.22%	6.81%	1.54%
	2014		0.40%	1.90%	16.32	20.76	53,456	929,867	0.84%	1.85%	1.74%
	2013		0.65%	1.65%	20.38	20.38	9,962	180,670	28.67%	28.67%	2.64%
	2012	12/17/12	0.65%	0.65%	15.84	15.84	477	7,558	0.77%	0.77%	0.61%
American Funds Global Growth Fund Class 2
	2016		0.65%	3.15%	13.55	23.71	13,247,007	273,063,601	-2.50%	-0.03%	0.83%
	2015		0.65%	3.15%	13.90	23.87	14,297,446	299,327,181	3.62%	6.24%	1.01%
	2014		0.65%	3.15%	13.41	22.62	15,062,955	300,070,833	-0.86%	1.65%	1.13%
	2013		0.65%	3.15%	13.53	22.40	16,531,915	328,814,702	25.17%	28.34%	1.22%
	2012		0.65%	3.15%	10.81	17.56	18,726,406	294,366,132	18.76%	21.77%	0.88%
American Funds Global Growth Fund Class 4
	2016		0.30%	1.65%	10.62	11.00	1,566,169	16,824,684	-1.27%	0.07%	0.69%
	2015		0.30%	1.65%	10.75	11.00	1,199,771	12,998,542	4.94%	6.37%	1.81%
	2014	7/7/14	0.30%	1.65%	10.25	10.34	166,172	1,707,623	-2.09%	6.92%	1.88%
American Funds Global Growth and Income Fund Class 1
	2016		0.60%	1.90%	13.50	14.53	102,601	1,471,459	5.59%	6.97%	2.57%
	2015		0.60%	1.90%	12.79	13.58	61,907	828,333	-3.00%	-1.73%	2.46%
	2014		0.60%	1.90%	13.18	13.82	39,804	541,529	4.00%	5.36%	4.40%
	2013	5/31/13	0.60%	1.90%	12.68	13.12	13,187	169,168	3.15%	11.86%	7.06%
American Funds Global Small Capitalization Fund Class 1
	2016		0.40%	1.90%	10.26	20.57	72,209	1,145,718	0.42%	1.94%	0.61%
	2015		0.40%	1.90%	10.18	20.22	43,539	713,056	-1.39%	0.10%	0.00%
	2014		0.40%	1.90%	12.12	20.24	38,850	647,274	0.43%	1.74%	0.56%
	2013	3/18/13	0.60%	1.90%	12.07	19.90	9,572	171,321	3.23%	18.71%	0.36%
American Funds Global Small Capitalization Fund Class 2
	2016		0.60%	3.15%	10.95	33.61	21,300,578	378,822,041	-1.07%	1.49%	0.22%
	2015		0.60%	3.15%	11.07	33.54	22,851,469	407,238,808	-2.84%	-0.38%	0.00%
	2014		0.65%	3.15%	11.39	34.07	24,595,417	444,106,901	-1.04%	1.46%	0.12%
	2013		0.65%	3.15%	11.51	33.99	25,652,712	468,775,881	24.30%	27.45%	0.86%
	2012		0.65%	3.15%	9.26	26.99	28,256,850	412,911,878	14.52%	17.41%	1.34%
American Funds Global Small Capitalization Fund Class 4
	2016		0.30%	1.65%	9.91	10.26	505,637	5,070,326	0.18%	1.54%	0.10%
	2015		0.30%	1.65%	9.89	9.98	449,566	4,478,298	-1.66%	-1.11%	0.00%
	2014	7/10/14	1.10%	1.65%	10.05	10.09	109,654	1,105,353	-3.11%	0.33%	0.15%
American Funds Growth Fund Class 1
	2016		0.40%	2.15%	12.47	27.00	385,511	8,098,393	7.43%	9.32%	1.04%
	2015		0.40%	2.15%	11.53	24.75	295,072	5,907,860	4.84%	6.69%	0.88%
	2014		0.40%	2.15%	15.57	23.24	265,323	5,209,877	6.47%	8.14%	1.77%
	2013		0.60%	2.15%	20.43	21.43	95,918	1,854,888	28.24%	29.59%	2.17%
	2012	7/18/12	0.65%	1.70%	15.93	16.54	11,356	181,628	6.66%	8.59%	0.86%
American Funds Growth Fund Class 2
	2016		0.60%	3.20%	15.70	31.38	59,105,003	1,372,744,558	6.04%	8.83%	0.70%
	2015		0.60%	3.20%	14.74	29.19	66,210,229	1,430,702,928	3.49%	6.22%	0.58%
	2014		0.60%	3.20%	14.09	27.83	77,008,391	1,582,205,164	5.09%	7.86%	0.76%
	2013		0.60%	3.20%	13.22	26.12	88,916,417	1,713,280,045	26.01%	29.26%	0.91%
	2012		0.65%	3.20%	10.35	20.46	104,648,159	1,577,540,044	14.24%	17.13%	0.76%
American Funds Growth Fund Class 4
	2016		0.30%	1.65%	12.03	12.47	4,279,096	52,085,976	7.43%	8.89%	0.62%
	2015		0.30%	1.65%	11.20	11.45	2,619,327	29,556,538	4.84%	6.26%	1.19%
	2014	7/11/14	0.30%	1.65%	10.68	10.78	689,230	7,385,095	1.48%	8.58%	1.88%
American Funds Growth-Income Fund Class 1
	2016		0.40%	1.90%	12.12	25.89	192,831	4,355,827	9.70%	11.36%	1.80%
	2015		0.40%	1.90%	10.88	23.30	144,584	2,966,116	-0.20%	1.31%	1.56%
	2014		0.40%	1.90%	16.68	23.04	136,191	2,917,443	8.82%	10.24%	1.91%
	2013		0.60%	1.90%	20.84	20.84	42,509	857,590	32.95%	32.95%	4.20%
	2012	12/17/12	0.65%	0.65%	15.68	15.68	480	7,525	0.14%	0.14%	0.87%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Growth-Income Fund Class 2
	2016		0.60%	3.20%	$15.13	$27.51	88,817,914	$1,856,720,868	8.01%	10.86%	1.33%
	2015		0.60%	3.20%	13.95	25.13	97,917,131	1,864,034,886	-1.74%	0.85%	1.27%
	2014		0.60%	3.20%	14.13	25.23	108,518,744	2,071,195,590	7.15%	9.98%	1.25%
	2013		0.60%	3.20%	13.13	23.23	123,574,320	2,169,089,785	29.30%	32.71%	1.32%
	2012		0.60%	3.20%	10.11	17.73	141,043,265	1,889,206,205	13.84%	16.78%	1.59%
American Funds Growth-Income Fund Class 4
	2016		0.30%	1.65%	11.57	11.99	2,971,117	34,742,603	9.44%	10.92%	1.38%
	2015		0.30%	1.65%	10.57	10.81	1,933,530	20,582,982	-0.45%	0.91%	2.25%
	2014	7/11/14	0.30%	1.65%	10.62	10.71	429,293	4,572,408	1.70%	7.62%	2.87%
American Funds High-Income Bond Fund Class 1
	2016		0.60%	1.90%	11.69	12.58	105,363	1,306,921	15.61%	17.13%	6.43%
	2015		0.60%	1.90%	10.11	10.74	84,527	894,088	-8.70%	-7.50%	6.45%
	2014		0.60%	1.90%	11.07	11.61	67,751	777,749	-1.09%	0.20%	7.05%
	2013		0.60%	1.90%	11.19	11.58	30,666	350,547	4.88%	6.26%	9.56%
	2012	3/26/12	0.60%	1.90%	10.67	10.90	15,785	170,366	0.25%	7.13%	15.17%
American Funds International Fund Class 1
	2016		0.40%	1.90%	9.36	15.86	275,577	3,500,191	2.03%	3.37%	1.63%
	2015		0.40%	1.70%	9.09	15.37	250,441	3,084,558	-5.87%	-4.64%	2.18%
	2014		0.40%	1.70%	15.19	16.15	150,309	2,008,634	-4.05%	-2.99%	2.73%
	2013		0.60%	1.70%	15.83	15.83	28,752	466,616	19.85%	19.85%	2.40%
	2012	8/7/12	1.70%	1.70%	13.21	13.21	12,512	165,249	8.46%	8.46%	1.63%
American Funds International Fund Class 2
	2016		0.65%	3.15%	9.93	24.73	40,061,459	629,030,458	0.32%	2.86%	1.24%
	2015		0.65%	3.15%	9.89	24.33	43,059,631	664,730,962	-7.49%	-5.14%	1.49%
	2014		0.65%	3.15%	10.69	25.96	44,124,291	729,574,567	-5.67%	-3.28%	1.38%
	2013		0.65%	3.15%	11.34	27.16	44,360,488	778,437,194	17.86%	20.85%	1.36%
	2012		0.65%	3.15%	9.62	22.75	46,582,914	700,805,428	14.25%	17.14%	1.49%
American Funds International Fund Class 4
	2016		0.30%	1.65%	9.03	9.35	1,691,788	15,447,183	1.53%	2.91%	1.33%
	2015		0.30%	1.65%	8.89	9.09	1,206,889	10,804,545	-6.31%	-5.04%	2.06%
	2014	7/8/14	0.30%	1.65%	9.49	9.57	318,221	3,027,225	-6.56%	2.94%	3.02%
American Funds International Growth and Income Fund Class 1
	2016		0.60%	2.15%	10.19	11.12	129,412	1,418,750	-0.45%	1.10%	2.55%
	2015		0.60%	2.15%	10.23	10.99	138,132	1,501,645	-7.35%	-5.91%	2.33%
	2014		0.60%	2.15%	11.05	11.68	132,517	1,533,911	-4.99%	-3.51%	3.51%
	2013	3/18/13	0.60%	2.15%	11.63	12.11	68,436	818,062	2.18%	14.51%	5.76%
American Funds Managed Risk Asset Allocation Fund Class P1
	2016		0.60%	1.70%	12.70	13.26	91,744	1,208,325	5.76%	6.87%	1.52%
	2015		0.65%	1.70%	12.41	12.41	71,784	889,748	-1.48%	-1.48%	1.89%
	2014		0.65%	0.65%	12.59	12.59	59,551	749,950	2.58%	2.58%	0.31%
	2013	5/20/13	0.65%	0.65%	12.28	12.28	31,059	381,308	7.24%	7.24%	2.06%
American Funds Managed Risk Asset Allocation Fund Class P2
	2016		1.30%	2.85%	12.00	12.77	5,432,934	68,793,798	4.31%	5.89%	1.22%
	2015		1.30%	2.80%	11.60	12.06	2,593,237	31,081,934	-3.56%	-2.35%	1.73%
	2014	8/20/14	1.30%	2.55%	12.03	12.35	511,562	6,299,380	-1.32%	3.75%	0.10%
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1
	2016		0.60%	1.70%	11.87	12.35	12,154	147,587	11.86%	13.09%	1.74%
	2015		0.60%	1.70%	10.61	10.92	6,877	73,829	-8.64%	-7.63%	0.56%
	2014		0.60%	1.70%	11.82	11.82	8,638	101,228	7.93%	7.93%	4.48%
	2013	9/9/13	0.60%	0.60%	10.96	10.96	1,111	12,177	9.23%	9.23%	1.52%
American Funds Managed Risk Growth Fund Class P1
	2016		0.60%	0.90%	11.60	11.60	10,212	117,497	2.27%	2.27%	0.49%
	2015		0.60%	0.60%	11.34	11.34	1,886	21,404	0.45%	0.45%	0.00%
	2014		0.60%	1.70%	11.09	11.09	6,172	68,833	0.46%	0.46%	1.05%
	2013	11/14/13	1.70%	1.70%	11.04	11.04	4,637	51,202	3.51%	3.51%	0.65%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Managed Risk Growth-Income Fund Class P1
	2016		0.65%	1.70%	$11.46	$11.91	2,079	$24,076	4.70%	5.81%	1.34%
	2015		0.65%	1.70%	10.95	11.25	2,157	23,786	-4.90%	-3.90%	0.32%
	2014		0.65%	1.70%	11.71	11.71	2,307	26,676	4.18%	4.18%	2.58%
	2013	12/16/13	0.65%	0.65%	11.24	11.24	558	6,275	3.40%	3.40%	0.98%
American Funds Managed Risk International Fund Class P1
	2016		0.60%	0.90%	9.07	9.07	4,732	42,593	-3.17%	-3.17%	1.03%
	2015		0.60%	0.65%	9.37	9.37	5,906	55,274	-6.68%	-6.68%	0.01%
	2014	3/10/14	0.60%	0.60%	10.04	10.04	1,359	13,648	-4.08%	-4.08%	1.37%
American Funds Mortgage Fund Class 1
	2016		0.40%	1.90%	10.44	11.20	34,430	373,841	0.57%	2.09%	2.10%
	2015		0.40%	1.90%	10.38	11.00	23,448	250,122	0.16%	1.68%	1.55%
	2014		0.40%	1.90%	10.37	10.85	26,208	276,226	3.56%	4.86%	0.90%
	2013		0.65%	1.90%	10.01	10.34	31,044	314,793	-3.26%	-2.05%	1.29%
	2012	6/22/12	0.65%	1.90%	10.35	10.56	14,108	147,411	-0.50%	0.49%	0.80%
American Funds Mortgage Fund Class 4
	2016		0.30%	1.65%	10.13	10.50	450,667	4,621,446	0.34%	1.70%	1.19%
	2015		0.30%	1.65%	10.10	10.19	471,125	4,794,465	-0.04%	0.51%	3.90%
	2014	7/24/14	1.10%	1.65%	10.10	10.14	5,213	52,828	0.65%	0.94%	1.37%
American Funds New World Fund Class 1
	2016		0.40%	2.15%	9.20	10.35	297,012	2,941,699	3.35%	5.17%	1.07%
	2015		0.40%	2.15%	8.79	9.86	217,610	2,068,339	-5.02%	-3.34%	0.87%
	2014		0.40%	2.15%	9.67	10.23	165,600	1,645,697	-9.60%	-8.19%	1.59%
	2013		0.60%	2.15%	10.76	11.12	62,079	681,495	9.56%	10.94%	3.86%
	2012	6/22/12	0.65%	1.90%	9.82	10.03	2,740	27,382	15.20%	16.03%	1.74%
American Funds New World Fund Class 4
	2016		0.30%	1.65%	8.88	9.21	1,618,886	14,556,375	3.32%	4.73%	0.66%
	2015		0.30%	1.65%	8.60	8.79	1,131,422	9,799,068	-4.96%	-3.66%	0.68%
	2014	6/30/14	0.30%	1.65%	9.05	9.13	229,661	2,083,507	-13.72%	-2.61%	2.44%
American Funds U.S. Government/AAA-Rated Securities Fund Class 1
	2016		0.60%	1.90%	10.27	11.04	22,590	246,784	-0.47%	0.83%	1.69%
	2015		0.60%	1.90%	10.32	10.95	11,804	127,303	0.01%	1.32%	1.29%
	2014		0.60%	1.90%	10.31	10.81	17,594	186,388	3.26%	4.61%	1.14%
	2013		0.60%	1.90%	9.99	10.33	26,690	270,577	-4.70%	-3.45%	1.34%
	2012	5/31/12	0.60%	1.90%	10.48	10.70	6,133	64,936	-0.37%	0.30%	1.57%
BlackRock Global Allocation V.I. Fund Class I
	2016		0.40%	1.90%	10.32	15.86	264,557	3,731,880	2.15%	3.70%	1.34%
	2015		0.40%	1.90%	9.95	15.33	211,287	2,832,358	-2.58%	-1.11%	1.40%
	2014		0.40%	1.90%	11.85	15.53	95,187	1,443,873	0.19%	1.50%	2.77%
	2013		0.60%	1.90%	15.10	15.30	61,891	937,866	13.73%	14.07%	2.74%
	2012	9/4/12	0.60%	0.90%	13.28	13.41	5,032	67,220	-0.04%	3.55%	4.39%
BlackRock Global Allocation V.I. Fund Class III
	2016		0.30%	3.20%	10.28	15.51	78,755,721	1,118,809,230	0.54%	3.49%	1.10%
	2015		0.30%	3.20%	9.93	15.03	86,148,478	1,199,215,935	-4.12%	-1.30%	1.03%
	2014		0.30%	3.20%	11.12	15.29	91,977,049	1,314,829,729	-1.28%	1.27%	2.17%
	2013		0.60%	3.20%	11.26	15.13	97,802,754	1,396,151,367	10.81%	13.73%	1.06%
	2012		0.60%	3.20%	10.16	13.30	99,634,318	1,265,422,400	6.51%	9.31%	1.54%
BlackRock iShares Alternative Strategies V.I. Fund Class I
	2016	3/16/16	0.40%	0.40%	10.02	10.02	931	9,323	2.07%	2.07%	2.49%
BlackRock iShares Alternative Strategies V.I. Fund Class III
	2016		0.30%	1.65%	9.77	10.00	338,852	3,328,776	4.48%	5.90%	4.59%
	2015	5/26/15	0.30%	1.65%	9.35	9.44	54,935	515,429	-5.32%	-3.32%	6.31%
Catalyst Dividend Capture VA Fund
	2016		1.10%	2.20%	13.37	14.22	98,442	1,382,651	4.64%	5.80%	4.43%
	2015		1.10%	2.20%	12.77	13.44	89,058	1,182,870	-5.17%	-4.11%	4.15%
	2014		1.10%	2.20%	13.47	14.02	100,138	1,389,923	7.76%	8.95%	5.21%
	2013		1.10%	2.20%	12.50	12.87	104,189	1,331,206	17.35%	18.65%	3.04%
	2012		1.10%	2.20%	10.65	10.84	105,834	1,143,254	9.04%	10.19%	4.76%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
ClearBridge Variable Aggressive Growth Portfolio Class I
	2016		0.40%	0.40%	$11.07	$11.07	17,917	$198,293	0.80%	0.80%	0.61%
	2015		0.40%	0.40%	10.98	10.98	17,166	188,486	-2.13%	-2.13%	0.33%
	2014	7/24/14	0.40%	0.40%	11.22	11.22	17,600	197,454	2.42%	2.42%	0.24%
ClearBridge Variable Aggressive Growth Portfolio Class II
	2016		0.30%	1.65%	10.64	11.02	1,769,468	19,053,014	-0.72%	0.63%	0.40%
	2015		0.30%	1.65%	10.71	10.95	1,645,147	17,765,237	-3.54%	-2.23%	0.11%
	2014	6/27/14	0.30%	1.65%	11.11	11.20	423,885	4,723,066	1.61%	4.95%	0.00%
ClearBridge Variable Mid Cap Portfolio Class I
	2016		0.40%	0.65%	11.73	11.81	26,700	313,621	8.63%	8.90%	1.03%
	2015		0.40%	0.65%	10.84	10.84	16,347	176,720	1.89%	1.89%	0.07%
	2014	7/24/14	0.40%	0.40%	10.64	10.64	241	2,559	2.40%	2.40%	0.28%
ClearBridge Variable Mid Cap Portfolio Class II
	2016		0.30%	2.80%	11.01	11.76	1,886,352	21,578,620	6.09%	8.78%	0.37%
	2015		0.30%	2.80%	10.37	10.81	1,626,343	17,287,110	-0.85%	1.68%	0.05%
	2014	5/19/14	0.30%	3.00%	10.45	10.63	1,357,176	14,307,002	-0.52%	9.15%	0.20%
Delaware VIP Diversified Income Series Standard Class
	2016		0.40%	2.15%	10.19	14.92	354,250	4,519,408	1.32%	3.11%	2.67%
	2015		0.40%	2.15%	9.98	14.50	249,569	3,257,476	-3.19%	-1.48%	3.00%
	2014		0.40%	2.15%	10.81	14.75	85,063	1,143,589	3.08%	4.69%	1.88%
	2013		0.60%	2.15%	14.05	14.05	43,579	563,170	-1.90%	-1.90%	0.88%
	2012	12/14/12	0.65%	0.65%	14.32	14.32	4,298	61,548	0.06%	0.06%	0.00%
Delaware VIP Diversified Income Series Service Class
	2016		0.30%	3.20%	9.80	16.64	117,428,902	1,764,684,263	0.03%	2.97%	2.85%
	2015		0.30%	3.20%	9.80	16.32	114,243,405	1,691,750,437	-4.45%	-1.64%	2.78%
	2014		0.30%	3.20%	10.25	16.76	110,189,860	1,681,645,917	1.68%	4.36%	1.97%
	2013		0.60%	3.20%	10.08	16.18	96,298,898	1,420,559,454	-4.53%	-2.06%	2.15%
	2012		0.65%	3.20%	10.57	16.62	91,557,117	1,400,398,415	3.56%	6.18%	2.94%
Delaware VIP Emerging Markets Series Standard Class
	2016	1/5/16	0.40%	0.80%	8.68	8.78	27,744	243,307	0.43%	16.93%	0.10%
	2014	9/17/14	0.80%	0.80%	9.06	9.06	347	3,141	-14.13%	-14.13%	0.00%
Delaware VIP Emerging Markets Series Service Class
	2016		0.30%	3.20%	7.70	41.61	16,679,830	275,922,577	10.10%	13.00%	0.78%
	2015		0.60%	3.20%	6.99	37.29	18,736,964	277,740,382	-17.46%	-15.29%	0.59%
	2014		0.60%	3.20%	8.47	44.57	18,418,834	325,412,353	-11.15%	-8.82%	0.41%
	2013		0.60%	3.20%	9.54	49.49	18,654,260	366,304,797	6.40%	9.15%	1.47%
	2012		0.65%	3.20%	8.96	45.89	19,252,075	349,984,488	10.59%	13.45%	0.75%
Delaware VIP High Yield Series Standard Class
	2016		1.40%	2.35%	19.65	27.28	268,686	5,329,426	10.53%	11.59%	6.80%
	2015		1.40%	2.35%	17.61	24.56	188,579	3,371,137	-8.77%	-7.90%	6.42%
	2014		1.40%	2.35%	19.12	26.78	223,892	4,346,695	-2.60%	-1.67%	6.44%
	2013		1.40%	2.35%	19.44	26.46	259,899	5,122,924	6.68%	7.70%	10.17%
	2012		1.40%	2.35%	18.05	24.75	557,596	10,126,647	15.09%	16.19%	6.04%
Delaware VIP High Yield Series Service Class
	2016		0.65%	3.15%	11.34	26.19	6,863,398	140,179,193	9.41%	12.18%	6.42%
	2015		0.65%	3.15%	10.37	23.52	7,724,858	141,996,806	-9.76%	-7.48%	6.65%
	2014		0.65%	3.15%	11.49	26.04	9,085,188	183,036,976	-3.62%	-1.18%	6.66%
	2013		0.65%	3.15%	11.92	26.67	10,902,384	224,761,227	5.60%	8.27%	7.38%
	2012		0.65%	3.15%	11.29	24.93	12,959,675	248,978,115	13.72%	16.59%	8.61%
Delaware VIP International Value Equity Series Standard Class
	2016		1.40%	1.65%	18.29	19.57	6,600	120,819	2.45%	2.74%	1.70%
	2015		1.40%	1.65%	17.80	19.11	8,520	151,785	-1.16%	-0.91%	1.87%
	2014		1.40%	1.65%	17.97	17.97	8,854	159,204	-9.94%	-9.94%	1.34%
	2013		1.40%	2.15%	19.95	22.16	10,844	217,780	20.18%	21.08%	1.56%
	2012		1.40%	2.15%	16.48	18.44	12,932	214,482	12.75%	13.60%	2.57%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP Limited-Term Diversified Income Series Standard Class
	2016		0.60%	2.15%	$9.57	$11.73	103,856	$1,115,783	-0.08%	1.48%	1.52%
	2015		0.60%	2.15%	9.58	11.56	106,508	1,136,777	-1.36%	0.19%	1.70%
	2014		0.60%	2.15%	9.71	11.53	115,875	1,237,024	-0.47%	1.09%	1.60%
	2013		0.60%	2.15%	9.83	11.41	86,433	902,812	-2.92%	-1.65%	1.42%
	2012	6/22/12	0.60%	1.90%	10.13	11.60	6,886	76,979	-0.28%	0.46%	0.91%
Delaware VIP Limited-Term Diversified Income Series Service Class
	2016		0.60%	3.20%	8.83	12.39	113,723,592	1,274,183,683	-1.47%	1.12%	1.30%
	2015		0.60%	3.20%	8.96	12.26	118,427,400	1,323,115,458	-2.54%	0.04%	1.45%
	2014		0.60%	3.20%	9.19	12.25	120,406,279	1,356,387,266	-1.75%	0.84%	1.33%
	2013		0.60%	3.20%	9.36	12.15	114,924,314	1,296,360,971	-4.43%	-1.92%	1.28%
	2012		0.60%	3.20%	9.80	12.39	94,626,180	1,098,789,192	-0.66%	1.91%	1.43%
Delaware VIP REIT Series Standard Class
	2016		0.40%	2.35%	12.19	47.22	93,339	3,461,597	3.41%	5.45%	1.46%
	2015		0.40%	2.35%	11.56	45.23	98,252	3,944,404	1.34%	3.33%	1.22%
	2014		0.40%	2.35%	30.35	44.21	141,768	5,926,515	26.46%	27.66%	1.33%
	2013		1.40%	2.35%	24.00	34.63	126,712	4,258,904	-0.23%	0.72%	1.53%
	2012		1.40%	2.35%	24.06	34.38	130,450	4,355,745	14.23%	15.32%	1.60%
Delaware VIP REIT Series Service Class
	2016		0.30%	3.20%	12.14	38.74	7,211,037	171,756,550	2.29%	5.30%	0.93%
	2015		0.30%	3.20%	11.53	37.20	6,981,859	163,379,321	0.26%	3.21%	1.00%
	2014		0.30%	3.20%	13.04	36.44	7,537,961	176,163,124	25.06%	28.35%	1.12%
	2013		0.60%	3.20%	10.27	28.62	7,541,026	140,346,986	-1.29%	1.26%	1.31%
	2012		0.65%	3.20%	10.24	28.47	8,020,243	151,073,344	12.99%	15.85%	1.26%
Delaware VIP Small Cap Value Series Standard Class
	2016		0.40%	2.35%	12.39	47.43	171,918	7,337,236	28.36%	30.88%	0.90%
	2015		0.40%	2.35%	9.57	36.60	179,747	6,367,026	-8.40%	-6.60%	0.73%
	2014		0.40%	2.35%	32.00	39.58	195,050	7,559,965	3.40%	4.39%	0.56%
	2013		1.40%	2.35%	30.95	37.91	213,991	8,057,362	30.41%	31.65%	0.74%
	2012		1.40%	2.35%	23.73	28.80	248,520	7,108,831	11.26%	12.32%	0.60%
Delaware VIP Small Cap Value Series Service Class
	2016		0.30%	3.20%	12.47	47.23	12,790,973	364,314,405	26.96%	30.69%	0.68%
	2015		0.30%	3.20%	9.54	36.54	13,594,728	301,130,775	-9.41%	-6.74%	0.47%
	2014		0.30%	3.20%	14.99	39.61	14,687,106	355,732,262	2.29%	4.93%	0.34%
	2013		0.65%	3.20%	14.66	38.03	15,896,125	372,923,143	28.98%	32.31%	0.52%
	2012		0.65%	3.20%	11.36	28.96	18,110,280	325,403,913	10.06%	12.90%	0.35%
Delaware VIP Smid Cap Growth Series Standard Class
	2016		0.40%	2.50%	12.71	40.10	191,484	7,381,828	5.62%	7.86%	0.22%
	2015		0.40%	2.50%	11.91	37.55	216,769	7,913,109	5.04%	7.11%	0.38%
	2014		0.40%	2.35%	28.00	35.41	238,939	8,365,583	0.75%	1.71%	0.07%
	2013		1.40%	2.35%	27.58	34.81	271,774	9,429,179	38.05%	39.36%	0.03%
	2012		1.40%	2.35%	19.83	24.98	312,966	7,799,343	8.44%	9.48%	0.24%
Delaware VIP Smid Cap Growth Series Service Class
	2016		0.30%	3.20%	12.80	36.29	6,538,038	176,907,561	4.67%	7.69%	0.00%
	2015		0.30%	3.15%	11.89	34.23	6,674,093	170,242,554	3.98%	6.99%	0.16%
	2014		0.30%	3.15%	15.00	32.49	6,122,012	147,642,377	-0.32%	2.21%	0.00%
	2013		0.65%	3.15%	14.85	32.18	7,136,137	169,924,221	36.61%	40.06%	0.00%
	2012		0.65%	3.15%	10.72	23.25	7,728,235	132,109,834	7.28%	9.99%	0.01%
Delaware VIP U.S. Growth Series Service Class
	2016		0.30%	3.15%	11.09	22.76	16,337,364	309,410,670	-8.43%	-5.78%	0.38%
	2015		0.30%	3.20%	16.62	24.50	17,287,587	351,628,194	1.82%	4.40%	0.35%
	2014		0.65%	3.15%	16.27	23.75	18,204,155	356,087,453	9.00%	11.76%	0.01%
	2013		0.65%	3.15%	14.89	21.51	19,086,029	335,409,773	30.28%	33.57%	0.12%
	2012		0.65%	3.15%	11.39	16.29	20,861,489	276,129,824	12.53%	15.20%	0.00%
Delaware VIP Value Series Standard Class
	2016		0.40%	2.35%	12.26	30.88	298,300	6,917,723	11.98%	14.19%	1.74%
	2015		0.40%	2.35%	10.85	27.44	287,275	6,159,729	-2.73%	-0.81%	1.75%
	2014		0.40%	2.35%	22.18	28.07	321,113	7,091,505	11.35%	12.41%	1.71%
	2013		1.40%	2.35%	19.73	25.08	370,671	7,405,602	30.59%	31.84%	1.76%
	2012		1.40%	2.35%	14.97	19.11	379,166	5,735,340	12.07%	13.14%	2.24%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP Value Series Service Class
	2016		0.30%	3.20%	$12.33	$29.83	13,979,863	$313,973,328	10.72%	13.98%	1.55%
	2015		0.30%	3.20%	10.82	26.58	13,027,705	262,215,467	-3.77%	-0.94%	1.51%
	2014		0.30%	3.20%	14.77	27.25	13,857,245	287,864,246	10.12%	12.96%	1.42%
	2013		0.65%	3.20%	13.30	24.42	13,475,411	250,120,711	29.18%	32.51%	1.53%
	2012		0.65%	3.20%	10.14	18.65	13,064,224	184,513,961	10.83%	13.69%	1.98%
Deutsche Alternative Asset Allocation VIP Portfolio Class A
	2016		0.40%	2.15%	9.71	13.71	82,784	1,023,156	3.06%	4.88%	2.07%
	2015		0.40%	2.15%	9.45	13.10	78,294	920,543	-8.29%	-6.86%	2.87%
	2014		0.60%	2.15%	10.30	14.06	67,124	852,273	1.30%	2.88%	1.78%
	2013		0.60%	2.15%	10.25	13.67	52,526	637,444	-0.97%	0.34%	0.67%
	2012	6/22/12	0.60%	1.90%	10.35	13.62	3,133	41,178	0.20%	6.64%	0.00%
Deutsche Alternative Asset Allocation VIP Portfolio Class B
	2016		0.30%	3.20%	8.98	13.39	4,305,326	53,342,762	1.68%	4.68%	1.80%
	2015		0.30%	3.20%	8.83	12.84	4,501,518	53,959,007	-9.49%	-6.83%	2.71%
	2014		0.30%	3.20%	9.76	13.91	4,275,328	55,634,524	-0.02%	2.57%	1.56%
	2013		0.65%	3.20%	9.76	13.67	4,140,319	52,997,930	-2.42%	0.10%	1.80%
	2012		0.65%	3.20%	10.00	13.77	3,782,943	48,887,063	5.92%	8.66%	3.19%
Deutsche Equity 500 Index VIP Portfolio Class A
	2016		1.30%	2.65%	15.02	26.02	314,478	5,985,795	8.70%	10.17%	1.93%
	2015		1.30%	2.65%	13.70	23.62	362,823	6,242,087	-1.51%	-0.18%	1.67%
	2014		1.30%	2.65%	13.79	23.66	400,529	7,058,427	10.43%	11.93%	1.88%
	2013		1.30%	2.65%	12.39	21.14	540,134	8,249,499	28.48%	30.22%	2.77%
	2012		1.30%	2.65%	9.56	16.82	1,573,706	18,587,414	12.67%	14.20%	1.80%
Deutsche Equity 500 Index VIP Portfolio Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.57%
	2012		1.15%	3.05%	10.90	15.77	1,745,099	24,431,454	12.23%	14.10%	1.50%
Deutsche Small Cap Index VIP Portfolio Class A
	2016		1.30%	2.70%	17.51	34.75	117,462	3,623,104	17.86%	19.46%	1.02%
	2015		1.30%	2.65%	14.83	29.25	135,242	3,512,931	-7.09%	-5.83%	1.05%
	2014		1.30%	2.65%	15.94	31.23	157,921	4,366,578	2.00%	3.39%	0.98%
	2013		1.30%	2.65%	15.61	30.37	197,615	5,316,825	35.02%	36.85%	1.67%
	2012		1.30%	2.65%	11.54	22.32	237,379	4,672,758	13.21%	14.75%	0.90%
Deutsche Small Cap Index VIP Portfolio Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.47%
	2012		1.10%	2.80%	11.53	19.44	716,261	11,128,385	12.68%	14.61%	0.67%
Eaton Vance VT Floating-Rate Income Fund Initial Class
	2016		0.30%	1.65%	10.31	10.68	1,106,306	11,525,735	7.16%	8.62%	3.15%
	2015		0.30%	1.65%	9.62	9.70	697,430	6,754,584	-2.61%	-2.08%	3.35%
	2014	7/8/14	1.10%	1.65%	9.88	9.91	142,143	1,407,375	-1.51%	-1.22%	1.61%
Eaton Vance VT Floating-Rate Income Fund ADV Class
	2016		0.40%	0.80%	10.62	10.73	207,642	2,228,046	8.34%	8.77%	3.42%
	2015		0.40%	0.80%	9.80	9.87	208,187	2,053,882	-1.42%	-1.03%	3.62%
	2014	9/22/14	0.40%	0.80%	9.94	9.97	44,060	439,056	-0.62%	-0.23%	1.00%
Fidelity VIP Contrafund Portfolio Initial Class
	2016		0.40%	0.80%	11.66	11.78	113,901	1,341,965	7.14%	7.57%	0.95%
	2015		0.40%	0.80%	10.95	10.95	26,396	288,974	0.27%	0.27%	1.17%
	2014	9/12/14	0.40%	0.40%	10.93	10.93	11,580	126,513	3.23%	3.23%	2.01%
Fidelity VIP Contrafund Portfolio Service Class 2
	2016		0.30%	3.20%	11.74	29.51	42,901,310	1,016,765,625	4.34%	7.41%	0.56%
	2015		0.30%	3.20%	10.93	27.75	46,418,773	1,042,372,893	-2.75%	0.11%	0.79%
	2014		0.30%	3.20%	14.47	28.00	49,380,506	1,129,791,103	8.14%	10.99%	0.72%
	2013		0.60%	3.20%	13.23	25.41	54,960,895	1,147,842,954	26.83%	30.10%	0.82%
	2012		0.65%	3.20%	10.32	19.65	60,353,643	982,723,808	12.48%	15.39%	1.11%
Fidelity VIP Equity-Income Portfolio Initial Class
	2012		1.40%	2.35%	13.73	17.12	417,316	6,035,653	14.58%	15.68%	3.07%
Fidelity VIP Equity-Income Portfolio Service Class 2
	2012		1.30%	2.85%	10.51	16.69	2,313,710	33,091,613	13.77%	15.54%	2.73%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity VIP Growth Portfolio Initial Class
	2016		0.40%	2.50%	$11.64	$24.82	220,923	$3,955,951	-1.69%	0.40%	0.03%
	2015		0.40%	2.50%	11.60	25.09	283,603	5,172,442	4.68%	6.75%	0.25%
	2014		0.40%	2.35%	17.25	23.84	312,379	5,379,425	8.71%	9.75%	0.18%
	2013		1.40%	2.35%	15.72	21.82	344,916	5,449,720	33.17%	34.44%	0.28%
	2012		1.40%	2.35%	11.69	16.30	399,781	4,693,997	12.03%	13.10%	0.58%
Fidelity VIP Growth Portfolio Service Class 2
	2016		0.30%	3.15%	10.82	23.95	8,568,945	161,344,919	-2.57%	0.25%	0.00%
	2015		0.30%	3.15%	10.96	24.26	8,766,814	165,705,481	3.59%	6.59%	0.03%
	2014		0.30%	3.15%	10.43	23.12	8,743,528	157,076,821	7.57%	10.29%	0.00%
	2013		0.65%	3.15%	9.57	21.21	9,844,980	160,663,201	31.79%	35.12%	0.05%
	2012		0.65%	3.15%	7.16	15.89	10,524,487	128,371,676	10.86%	13.66%	0.41%
Fidelity VIP Mid Cap Portfolio Initial Class
	2016		0.40%	0.80%	11.44	11.56	98,925	1,142,422	11.34%	11.79%	0.52%
	2015		0.40%	0.80%	10.27	10.34	60,944	629,561	-2.18%	-1.78%	0.50%
	2014	7/24/14	0.40%	0.80%	10.50	10.53	55,948	588,669	0.58%	0.70%	0.73%
Fidelity VIP Mid Cap Portfolio Service Class 2
	2016		0.30%	3.20%	11.39	23.02	24,449,161	518,501,410	8.40%	11.59%	0.29%
	2015		0.30%	3.20%	10.32	20.83	26,015,626	502,064,436	-4.73%	-1.92%	0.25%
	2014		0.30%	3.20%	13.33	21.44	27,773,055	554,863,646	2.69%	5.40%	0.02%
	2013		0.60%	3.20%	12.98	20.48	29,593,175	567,793,371	31.59%	34.99%	0.27%
	2012		0.65%	3.20%	9.86	15.26	33,298,343	479,121,111	10.96%	13.82%	0.39%
Fidelity VIP Overseas Portfolio Initial Class
	2012		1.40%	2.50%	12.99	18.08	117,396	1,543,100	17.76%	19.06%	1.77%
Fidelity VIP Overseas Portfolio Service Class 2
	2012		0.65%	2.95%	8.91	18.63	5,375,511	70,116,312	16.88%	19.60%	1.59%
Fidelity VIP Strategic Income Portfolio Initial Class
	2016		0.40%	0.40%	10.29	10.29	44,522	458,257	7.84%	7.84%	5.29%
	2015	8/20/15	0.40%	0.40%	9.54	9.54	17,775	169,676	-2.39%	-2.39%	3.54%
Fidelity VIP Strategic Income Portfolio Service Class 2
	2016		0.30%	1.65%	10.03	10.26	777,159	7,854,444	6.25%	7.69%	4.74%
	2015	6/2/15	0.30%	1.65%	9.44	9.53	201,175	1,905,317	-4.80%	0.08%	4.76%
First Trust Dorsey Wright Tactical Core Portfolio Class I
	2016	3/11/16	0.30%	1.50%	9.78	9.91	196,582	1,928,167	4.03%	6.04%	0.85%
First Trust Multi Income Allocation Portfolio Class I
	2016		0.30%	1.65%	10.53	10.92	477,982	5,078,137	7.51%	8.96%	2.29%
	2015		0.30%	1.65%	9.80	10.02	294,772	2,903,830	-4.82%	-3.51%	2.92%
	2014	7/11/14	0.30%	1.65%	10.30	10.39	41,113	424,568	-0.28%	1.38%	1.45%
First Trust Multi Income Allocation Portfolio Class II
	2016	11/28/16	0.80%	0.80%	10.84	10.84	4,551	49,364	1.79%	1.79%	1.46%
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.24%
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I
	2016		0.30%	1.65%	11.44	11.85	1,449,656	16,730,278	9.91%	11.40%	1.03%
	2015		0.30%	1.65%	10.41	10.64	846,252	8,848,494	-1.55%	-0.21%	3.79%
	2014	7/16/14	0.30%	1.65%	10.57	10.66	146,866	1,555,694	3.49%	4.96%	0.17%
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II
	2016		0.40%	0.40%	11.91	11.91	514	6,136	11.63%	11.63%	1.14%
	2015	8/4/15	0.40%	0.40%	10.66	10.66	554	5,917	-1.62%	-1.62%	2.04%
Franklin Founding Funds Allocation VIP Fund Class 4
	2016		0.30%	1.65%	9.93	10.29	624,012	6,262,072	11.07%	12.58%	3.36%
	2015		0.30%	1.65%	8.94	9.02	433,559	3,901,773	-7.77%	-7.27%	3.28%
	2014	7/7/14	1.10%	1.65%	9.69	9.73	664,782	6,459,585	-5.07%	-3.68%	0.00%
Franklin Income VIP Fund Class 1
	2016		0.40%	0.40%	10.37	10.37	10,100	104,717	13.88%	13.88%	4.48%
	2015	8/20/15	0.40%	0.40%	9.10	9.10	6,237	56,787	-3.19%	-3.19%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Franklin Income VIP Fund Class 2
	2016		0.60%	3.20%	$12.23	$16.69	37,309,015	$571,348,724	10.43%	13.34%	4.55%
	2015		0.60%	3.20%	11.08	15.07	40,053,489	546,576,674	-9.98%	-7.66%	4.65%
	2014		0.65%	3.20%	12.31	16.70	42,936,639	640,251,249	1.32%	3.94%	4.95%
	2013		0.65%	3.20%	12.14	16.44	44,017,116	637,025,857	10.35%	13.20%	6.33%
	2012		0.65%	3.20%	11.01	14.86	45,522,467	587,335,783	9.11%	11.92%	6.50%
Franklin Income VIP Fund Class 4
	2016		0.30%	1.65%	9.94	10.30	2,486,241	24,996,694	12.01%	13.53%	4.24%
	2015		0.30%	1.65%	8.87	9.07	1,871,191	16,724,357	-8.67%	-7.42%	4.36%
	2014	7/2/14	0.30%	1.65%	9.71	9.80	799,422	7,785,150	-5.16%	-4.05%	0.00%
Franklin Mutual Shares VIP Fund Class 1
	2016		0.40%	0.40%	11.25	11.25	56,610	637,050	15.89%	15.89%	2.89%
	2015	2/12/15	0.40%	0.80%	9.65	9.71	4,409	42,696	-8.56%	-7.14%	4.45%
Franklin Mutual Shares VIP Fund Class 2
	2016		0.60%	3.20%	12.90	18.67	47,911,586	732,978,896	12.40%	15.36%	1.83%
	2015		0.60%	3.20%	11.42	16.57	54,160,493	722,209,227	-7.93%	-5.50%	3.06%
	2014		0.60%	3.20%	12.35	17.95	57,601,956	816,349,869	3.75%	6.48%	1.99%
	2013		0.60%	3.20%	11.85	17.26	61,488,681	821,308,773	24.23%	27.49%	2.05%
	2012		0.60%	3.20%	9.50	13.86	67,978,309	714,861,663	10.70%	13.56%	2.11%
Franklin Mutual Shares VIP Fund Class 4
	2016		0.30%	1.65%	10.79	11.18	504,067	5,503,180	14.04%	15.59%	1.71%
	2015		0.30%	1.65%	9.46	9.54	361,025	3,439,996	-6.60%	-6.09%	3.76%
	2014	6/27/14	1.10%	1.65%	10.13	10.16	80,873	821,201	-2.00%	0.38%	1.09%
Franklin Rising Dividends VIP Fund Class 1
	2016		0.40%	0.80%	11.84	11.84	54,805	648,697	15.86%	15.86%	1.41%
	2015		0.40%	0.40%	10.22	10.22	39,479	403,470	-3.80%	-3.80%	1.79%
	2014	12/26/14	0.40%	0.40%	10.62	10.62	8,072	85,754	-1.37%	-1.37%	0.00%
Franklin Rising Dividends VIP Fund Class 4
	2016		0.30%	1.65%	11.35	11.77	1,393,866	16,009,437	14.04%	15.59%	1.12%
	2015		0.30%	1.65%	9.96	10.18	812,411	8,143,641	-5.33%	-4.03%	1.44%
	2014	7/8/14	0.30%	1.65%	10.52	10.61	247,836	2,612,458	3.35%	9.47%	0.00%
Franklin Small Cap Value VIP Fund Class 1
	2016		0.40%	0.80%	11.92	11.92	32,106	382,591	30.02%	30.02%	0.96%
	2015		0.40%	0.40%	9.17	9.17	29,834	273,520	-7.55%	-7.55%	0.91%
	2014	7/24/14	0.40%	0.80%	9.89	9.92	28,306	280,716	-1.64%	-0.06%	0.00%
Franklin Small Cap Value VIP Fund Class 4
	2016		0.30%	1.65%	11.43	11.84	515,803	5,963,669	27.99%	29.73%	0.56%
	2015		0.30%	1.65%	8.93	9.13	256,182	2,302,665	-9.03%	-7.79%	0.57%
	2014	6/30/14	0.30%	1.65%	9.81	9.90	74,120	729,615	-4.40%	2.72%	0.00%
Franklin Small-Mid Cap Growth VIP Fund Class 1
	2016		0.40%	0.80%	10.90	10.90	18,342	199,812	3.99%	3.99%	0.00%
	2015	2/12/15	0.40%	0.40%	10.48	10.48	499	5,227	-6.30%	-6.30%	0.00%
Franklin Small-Mid Cap Growth VIP Fund Class 2
	2013		1.30%	1.30%	18.34	18.34	8	153	36.36%	36.36%	0.00%
	2012		0.65%	3.05%	8.30	20.65	6,950,142	95,465,313	7.58%	10.13%	0.00%
Franklin Small-Mid Cap Growth VIP Fund Class 4
	2016		0.30%	1.65%	10.45	10.83	305,816	3,236,354	2.33%	3.72%	0.00%
	2015		0.30%	1.65%	10.21	10.31	203,997	2,101,188	-4.36%	-3.83%	0.00%
	2014	6/27/14	1.10%	1.65%	10.68	10.72	59,006	631,684	1.72%	11.79%	0.00%
Goldman Sachs VIT Large Cap Value Fund Service Shares
	2016		0.65%	2.60%	15.88	22.59	7,309,129	152,708,651	8.43%	10.56%	1.70%
	2015		0.65%	2.60%	14.64	20.44	8,058,914	152,745,824	-7.03%	-5.20%	1.17%
	2014		0.65%	2.60%	15.74	21.56	8,521,063	170,988,409	9.72%	11.88%	1.08%
	2013		0.65%	2.60%	14.33	19.27	9,859,446	177,640,451	29.52%	32.07%	0.93%
	2012		0.65%	2.60%	11.06	14.59	11,719,759	160,364,887	15.77%	18.05%	1.11%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Goldman Sachs VIT Government Money Market Fund Institutional Shares
	2016		0.40%	0.80%	$9.93	$9.93	145,114	$1,434,296	-0.11%	-0.11%	0.29%
	2015		0.40%	0.40%	9.94	9.94	83,411	829,040	-0.37%	-0.37%	0.02%
	2014	8/13/14	0.40%	0.40%	9.98	9.98	33,096	330,156	-0.15%	-0.15%	0.01%
Goldman Sachs VIT Government Money Market Fund Service Shares
	2016		0.30%	1.65%	9.58	9.93	4,889,010	47,465,080	-1.60%	-0.26%	0.04%
	2015		0.30%	1.65%	9.73	9.95	3,667,090	35,943,941	-1.63%	-0.30%	0.01%
	2014	6/27/14	0.30%	1.65%	9.90	9.98	696,493	6,913,327	-0.62%	-0.15%	0.00%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares
	2016		0.30%	1.65%	8.97	9.10	282,396	2,561,128	-1.37%	-0.82%	0.72%
	2015		1.10%	1.65%	9.09	9.18	273,286	2,503,876	-6.44%	-5.93%	2.33%
	2014	7/17/14	0.30%	1.65%	9.72	9.81	78,046	761,056	-3.44%	-0.96%	2.70%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares
	2016		0.40%	0.80%	9.36	9.36	6,083	56,608	0.12%	0.12%	1.90%
	2015		0.40%	0.40%	9.35	9.35	3,042	28,443	-4.89%	-4.89%	2.10%
	2014	7/25/14	0.40%	0.40%	9.83	9.83	2,951	29,011	-2.79%	-2.79%	1.62%
Goldman Sachs VIT Strategic Income Fund Advisor Shares
	2016		0.30%	1.65%	9.33	9.46	536,717	5,058,570	-0.91%	-0.36%	1.96%
	2015		1.10%	1.65%	9.41	9.50	393,476	3,727,127	-3.85%	-3.32%	2.81%
	2014	6/30/14	1.10%	1.65%	9.79	9.82	73,914	725,079	-2.50%	-1.46%	3.93%
Goldman Sachs VIT Strategic Income Fund Institutional Shares
	2016	9/28/16	0.40%	0.40%	9.75	9.75	2,517	24,556	0.75%	0.75%	1.14%
Guggenheim Long Short Equity Fund
	2016		0.30%	1.65%	10.33	10.70	323,154	3,383,496	-0.99%	0.35%	0.00%
	2015		0.30%	1.65%	10.46	10.65	331,382	3,484,473	-0.25%	0.86%	0.00%
	2014	7/8/14	0.40%	1.50%	10.48	10.56	32,127	337,506	3.47%	7.33%	0.00%
Guggenheim Multi-Hedge Strategies Fund
	2016		0.30%	1.65%	10.13	10.47	403,607	4,142,436	-2.11%	-0.88%	0.08%
	2015		0.40%	1.65%	10.38	10.57	335,852	3,504,194	0.33%	1.44%	0.65%
	2014	7/17/14	0.40%	1.50%	10.34	10.42	48,619	504,099	3.03%	3.22%	0.00%
Hartford Capital Appreciation HLS Fund Class IA
	2016		0.40%	0.40%	11.12	11.12	7,326	81,462	5.10%	5.10%	1.06%
	2015		0.40%	0.40%	10.58	10.58	7,552	79,900	0.62%	0.62%	1.08%
	2014	7/24/14	0.40%	0.40%	10.51	10.51	4,695	49,359	0.91%	0.91%	1.01%
Hartford Capital Appreciation HLS Fund Class IC
	2016		0.30%	1.65%	10.62	11.00	806,703	8,649,304	3.27%	4.67%	0.76%
	2015		0.30%	1.65%	10.28	10.37	590,300	6,107,986	-1.12%	-0.57%	0.83%
	2014	7/7/14	1.10%	1.65%	10.40	10.43	151,210	1,575,774	0.55%	9.77%	1.81%
Huntington VA Balanced Fund
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.01%
	2013		1.10%	2.75%	11.50	11.98	255,104	3,020,057	12.13%	13.88%	2.00%
	2012		1.10%	2.65%	10.25	10.51	261,079	2,726,151	6.64%	8.25%	1.74%
Invesco V.I. American Franchise Fund Series I
	2016		1.40%	1.80%	6.26	10.54	247,786	2,457,377	0.44%	0.85%	0.00%
	2015		1.40%	1.80%	6.23	10.45	259,703	2,552,845	3.13%	3.55%	0.00%
	2014		1.40%	1.80%	6.04	10.09	277,239	2,631,394	6.51%	6.93%	0.04%
	2013		1.40%	1.80%	5.68	9.44	318,698	2,811,844	37.64%	38.19%	0.43%
	2012	4/27/12	1.40%	2.15%	4.12	12.71	388,788	2,448,434	-3.92%	-3.42%	0.00%
Invesco V.I. American Franchise Fund Series II
	2016		1.35%	2.15%	13.82	18.79	88,012	1,262,042	-0.15%	0.65%	0.00%
	2015		1.30%	2.15%	13.81	18.79	97,067	1,394,206	2.52%	3.41%	0.00%
	2014		1.30%	2.15%	13.35	18.17	82,287	1,160,140	5.87%	6.77%	0.00%
	2013		1.30%	2.15%	12.58	17.02	101,689	1,350,336	36.83%	37.99%	0.25%
	2012	4/27/12	1.30%	2.15%	9.18	12.37	119,108	1,160,818	-4.09%	-3.54%	0.00%
Invesco V.I. Balanced-Risk Allocation Fund Series I
	2016		0.40%	0.40%	10.88	10.88	16,502	179,469	11.19%	11.19%	0.39%
	2015		0.40%	0.80%	9.72	9.78	18,541	181,221	-4.86%	-4.48%	4.38%
	2014	10/6/14	0.40%	0.80%	10.21	10.24	15,983	163,613	1.17%	1.64%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Balanced-Risk Allocation Fund Series II
	2016		0.30%	1.65%	$10.46	$10.84	1,087,000	$11,500,595	9.69%	11.18%	0.19%
	2015		0.30%	1.65%	9.54	9.75	629,069	6,040,193	-5.97%	-4.68%	5.22%
	2014	7/17/14	0.30%	1.65%	10.14	10.23	138,690	1,409,936	-1.41%	0.72%	0.00%
Invesco V.I. Comstock Fund Series I
	2016		0.40%	0.40%	11.59	11.59	10,970	127,171	16.83%	16.83%	1.75%
	2015	1/20/15	0.40%	0.40%	9.92	9.92	7,665	76,058	-3.10%	-3.10%	2.59%
Invesco V.I. Comstock Fund Series II
	2016		0.30%	1.65%	11.19	11.55	319,390	3,609,131	15.25%	16.64%	1.29%
	2015		0.30%	1.50%	9.71	9.90	230,234	2,250,576	-7.59%	-6.46%	2.16%
	2014	6/27/14	0.30%	1.50%	10.50	10.58	106,746	1,123,603	0.33%	2.02%	1.00%
Invesco V.I. Core Equity Fund Series I
	2016		1.40%	2.35%	10.96	21.68	439,891	6,615,056	7.70%	8.73%	0.70%
	2015		1.40%	2.35%	10.12	20.09	491,817	6,827,267	-7.96%	-7.08%	1.10%
	2014		1.40%	2.35%	10.93	21.78	561,170	8,378,083	5.63%	6.64%	0.84%
	2013		1.40%	2.35%	10.29	20.58	649,963	9,093,922	26.25%	27.45%	1.36%
	2012		1.40%	2.35%	8.11	16.27	760,319	8,273,284	11.24%	12.30%	0.95%
Invesco V.I. Core Equity Fund Series II
	2016		1.30%	2.55%	16.03	21.75	91,692	1,584,442	7.25%	8.60%	0.45%
	2015		1.30%	2.55%	14.86	20.03	109,222	1,779,813	-8.37%	-7.22%	0.85%
	2014		1.30%	2.55%	16.12	21.93	132,515	2,328,434	5.13%	6.45%	0.67%
	2013		1.30%	2.55%	15.24	20.71	151,110	2,492,738	25.69%	27.27%	1.20%
	2012		1.30%	2.55%	12.05	16.36	177,661	2,319,966	10.75%	12.15%	0.78%
Invesco V.I. Diversified Dividend Fund Series I
	2016		0.40%	0.40%	12.36	12.36	2,580	31,899	14.36%	14.36%	0.84%
	2015		0.40%	0.40%	10.81	10.81	2,670	28,870	1.66%	1.66%	1.74%
	2014	9/25/14	0.40%	0.40%	10.63	10.63	1,891	20,112	6.02%	6.02%	0.00%
Invesco V.I. Diversified Dividend Fund Series II
	2016		0.30%	1.65%	11.88	12.31	1,337,202	16,087,887	12.66%	14.19%	1.29%
	2015		0.30%	1.65%	10.55	10.78	500,906	5,324,096	0.15%	1.52%	1.95%
	2014	7/10/14	0.30%	1.65%	10.53	10.62	66,573	703,253	0.40%	9.67%	1.58%
Invesco V.I. Equally-Weighted S&P 500 Fund Series I
	2016		0.40%	0.40%	12.02	12.02	2,387	28,707	13.79%	13.79%	0.88%
	2015	1/20/15	0.40%	0.40%	10.57	10.57	894	9,448	-0.71%	-0.71%	1.91%
Invesco V.I. Equally-Weighted S&P 500 Fund Series II
	2016		0.30%	1.65%	11.56	11.98	1,336,793	15,623,413	12.08%	13.60%	0.41%
	2015		0.30%	1.65%	10.31	10.55	851,935	8,844,073	-4.51%	-3.21%	1.64%
	2014	7/9/14	0.30%	1.65%	10.80	10.90	136,960	1,483,592	4.07%	11.61%	0.81%
Invesco V.I. Equity and Income Fund Series I
	2016	11/11/16	0.40%	0.40%	11.79	11.79	1,537	18,139	3.99%	3.99%	0.00%
Invesco V.I. Equity and Income Fund Series II
	2016		0.30%	1.65%	11.33	11.74	658,431	7,539,819	12.96%	14.51%	1.59%
	2015		0.30%	1.65%	10.03	10.12	443,458	4,477,860	-4.18%	-3.65%	3.30%
	2014	7/8/14	1.10%	1.65%	10.47	10.51	123,483	1,296,474	0.74%	2.15%	1.09%
Invesco V.I. International Growth Fund Series I
	2016		0.40%	2.70%	9.04	22.09	129,560	1,937,875	-3.10%	-0.85%	1.23%
	2015		0.40%	2.70%	9.40	22.56	149,912	2,279,644	-4.18%	-2.73%	1.47%
	2014		0.40%	2.15%	13.09	26.44	143,078	2,385,899	-1.80%	-1.06%	1.50%
	2013		1.40%	2.15%	13.29	26.92	156,767	2,842,158	16.48%	17.36%	1.20%
	2012		1.40%	2.15%	11.37	23.11	180,597	2,817,427	13.08%	13.93%	1.44%
Invesco V.I. International Growth Fund Series II
	2016		0.30%	2.95%	9.09	25.02	1,858,589	31,241,116	-3.58%	-0.99%	1.14%
	2015		0.30%	3.00%	9.27	25.52	1,393,853	24,503,635	-5.45%	-2.91%	1.56%
	2014		0.30%	2.95%	21.82	26.40	596,520	11,617,442	-2.52%	-1.25%	2.05%
	2013		1.35%	2.65%	22.23	26.73	96,272	2,294,969	15.61%	17.13%	1.02%
	2012		1.35%	2.65%	19.09	22.83	101,919	2,084,367	12.24%	13.71%	1.19%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Ivy VIP Asset Strategy Portfolio
	2016		0.30%	1.65%	$8.39	$8.70	1,016,225	$8,628,074	-4.16%	-2.87%	0.56%
	2015		0.30%	1.65%	8.76	8.95	1,097,627	9,680,546	-9.85%	-8.62%	0.35%
	2014	7/8/14	0.30%	1.65%	9.71	9.80	423,661	4,127,237	-5.27%	-3.27%	0.00%
Ivy VIP Energy Portfolio
	2016		0.30%	1.65%	8.19	8.49	885,207	7,342,074	32.35%	34.15%	0.11%
	2015		0.30%	1.65%	6.19	6.33	638,180	3,978,380	-23.42%	-22.38%	0.04%
	2014	7/9/14	0.30%	1.65%	8.08	8.15	108,849	882,727	-25.22%	-10.48%	0.00%
Ivy VIP High Income Portfolio
	2016		0.30%	1.65%	10.21	10.58	1,227,172	12,676,987	14.29%	15.84%	6.26%
	2015		0.30%	1.65%	8.93	9.01	839,949	7,556,617	-8.04%	-7.53%	5.25%
	2014	6/30/14	1.10%	1.65%	9.71	9.75	239,799	2,334,101	-3.71%	-2.63%	0.00%
Ivy VIP Micro Cap Growth Portfolio
	2016		0.30%	1.65%	10.53	10.91	288,852	3,081,159	11.44%	12.95%	0.00%
	2015		0.30%	1.65%	9.45	9.66	159,405	1,517,813	-10.65%	-9.43%	0.00%
	2014	7/8/14	0.30%	1.65%	10.58	10.67	37,742	400,406	1.78%	8.97%	0.00%
Ivy VIP Mid Cap Growth Portfolio
	2016		0.30%	1.70%	10.23	10.67	437,303	4,559,877	4.33%	5.80%	0.00%
	2015		0.30%	1.70%	9.89	9.96	298,128	2,963,011	-7.18%	-6.34%	0.00%
	2014	7/8/14	0.60%	1.50%	10.63	10.68	63,050	672,504	1.50%	5.85%	0.00%
Ivy VIP Science and Technology Portfolio
	2016		0.30%	1.65%	9.98	10.34	1,117,303	11,286,325	-0.12%	1.24%	0.00%
	2015		0.30%	1.65%	9.99	10.21	958,066	9,642,947	-4.47%	-3.17%	0.00%
	2014	7/7/14	0.30%	1.65%	10.46	10.55	172,676	1,810,902	-2.84%	9.91%	0.00%
Janus Aspen Balanced Portfolio Service Shares
	2016		1.30%	2.70%	14.20	23.18	607,858	13,427,070	1.54%	2.98%	1.79%
	2015		1.30%	2.70%	13.98	22.53	640,870	13,858,969	-2.26%	-0.89%	1.36%
	2014		1.30%	2.70%	16.63	22.76	776,151	16,990,797	5.41%	6.84%	1.51%
	2013		1.30%	2.65%	15.73	21.32	899,833	18,533,143	16.67%	18.26%	1.33%
	2012		1.30%	2.65%	13.44	18.05	1,004,049	17,573,781	10.41%	11.91%	2.45%
Janus Aspen Enterprise Portfolio Service Shares
	2016		1.30%	2.65%	22.28	39.45	188,437	6,272,489	9.17%	10.66%	0.02%
	2015		1.30%	2.65%	20.38	35.65	184,452	5,621,941	1.05%	2.43%	0.53%
	2014		1.30%	2.65%	20.14	34.81	191,245	5,735,064	9.31%	10.79%	0.03%
	2013		1.30%	2.65%	18.40	31.42	214,172	5,821,920	28.59%	30.33%	0.36%
	2012		1.30%	2.65%	14.28	24.21	275,692	5,788,938	13.93%	15.48%	0.00%
Janus Aspen Global Research Portfolio Service Shares
	2016		1.30%	2.20%	13.81	18.11	46,108	685,329	-0.39%	0.49%	0.88%
	2015		1.30%	2.35%	13.83	18.02	51,793	768,416	-4.66%	-3.83%	0.53%
	2014		1.30%	2.20%	14.47	18.74	62,180	960,519	4.85%	5.86%	0.95%
	2013		1.30%	2.20%	13.77	17.70	77,993	1,145,170	25.29%	26.40%	1.05%
	2012		1.30%	2.20%	10.96	14.01	86,498	1,007,347	17.25%	18.48%	0.77%
JPMorgan Insurance Trust Global Allocation Portfolio Class 2
	2016		0.30%	2.80%	9.62	10.03	373,705	3,671,654	2.91%	5.53%	3.03%
	2015	5/27/15	0.30%	2.80%	9.35	9.51	211,175	1,992,066	-7.28%	1.05%	3.60%
JPMorgan Insurance Trust Income Builder Portfolio Class 2
	2016		0.30%	1.65%	9.95	10.18	118,680	1,187,403	4.46%	5.88%	3.93%
	2015	6/15/15	0.30%	1.65%	9.52	9.61	26,561	253,706	-3.06%	1.01%	5.80%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1
	2016		0.40%	0.40%	11.64	11.64	13,142	152,944	11.58%	11.58%	0.43%
	2015		0.40%	0.40%	10.43	10.43	6,432	67,093	-6.25%	-6.25%	0.59%
	2014	7/24/14	0.40%	0.40%	11.12	11.12	4,661	51,852	6.21%	6.21%	0.00%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2
	2016		0.30%	1.65%	11.18	11.59	830,614	9,397,107	9.91%	11.40%	0.51%
	2015		0.30%	1.65%	10.20	10.40	540,453	5,539,019	-7.52%	-6.40%	0.56%
	2014	6/30/14	0.30%	1.50%	11.03	11.11	143,019	1,581,231	5.93%	12.45%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Lord Abbett Bond Debenture Portfolio Class VC
	2016		0.30%	1.65%	$10.65	$11.04	1,302,693	$14,064,799	10.30%	11.80%	5.41%
	2015		0.30%	1.65%	9.66	9.86	735,945	7,172,203	-3.14%	-1.92%	6.41%
	2014	7/8/14	0.40%	1.65%	9.97	10.05	157,782	1,579,707	-1.68%	-0.05%	9.97%
Lord Abbett Developing Growth Portfolio Class VC
	2016		0.30%	1.65%	9.46	9.81	445,510	4,270,483	-4.20%	-2.90%	0.00%
	2015		0.30%	1.65%	9.88	10.10	358,101	3,564,305	-9.71%	-8.48%	0.00%
	2014	7/8/14	0.30%	1.65%	10.94	11.03	81,316	892,992	0.88%	6.22%	0.00%
Lord Abbett Fundamental Equity Portfolio Class VC
	2016		0.65%	2.55%	15.57	26.28	616,910	14,504,456	12.83%	14.99%	1.04%
	2015		0.65%	2.55%	13.80	22.86	708,620	14,585,552	-5.88%	-4.07%	1.13%
	2014		0.65%	2.55%	14.66	23.83	767,451	16,471,424	4.44%	6.45%	0.44%
	2013		0.65%	2.55%	14.04	22.38	850,301	17,237,836	32.34%	34.88%	0.23%
	2012		0.65%	2.55%	10.61	16.60	987,863	14,919,914	7.80%	9.87%	0.54%
Lord Abbett Short Duration Income Portfolio Class VC
	2016		0.30%	1.65%	9.97	10.33	1,718,707	17,339,498	1.78%	3.16%	2.90%
	2015		0.30%	1.65%	9.79	10.01	1,336,246	13,185,468	-1.07%	0.28%	3.95%
	2014	7/8/14	0.30%	1.65%	9.90	9.98	265,058	2,631,988	-1.03%	-0.55%	3.98%
LVIP American Balanced Allocation Fund Standard Class
	2016		0.40%	1.70%	10.61	13.29	431,415	5,508,061	4.41%	5.78%	1.09%
	2015		0.40%	1.70%	10.14	12.56	756,193	9,397,360	-2.35%	-1.07%	3.03%
	2014		0.40%	1.70%	12.25	12.72	718,032	9,024,440	3.96%	5.06%	2.37%
	2013		0.65%	1.70%	12.03	12.03	695,070	8,409,493	13.95%	13.95%	2.66%
	2012	6/4/12	0.90%	0.90%	10.56	10.56	10,301	108,777	9.31%	9.31%	2.96%
LVIP American Balanced Allocation Fund Service Class
	2016		0.30%	1.65%	10.28	10.65	2,397,182	24,891,285	4.10%	5.51%	2.17%
	2015		0.30%	1.65%	9.87	9.96	1,245,806	12,378,996	-2.65%	-2.11%	4.57%
	2014	7/21/14	1.10%	1.65%	10.14	10.18	257,979	2,624,183	-0.71%	1.70%	5.19%
LVIP American Century Select Mid Cap Managed Volatility Fund Service Class
	2016		0.60%	3.20%	11.62	12.57	19,746,245	240,375,458	13.74%	16.73%	1.41%
	2015		0.60%	3.20%	10.22	10.76	14,100,392	148,581,982	-7.26%	-4.82%	1.83%
	2014	1/7/14	0.60%	3.20%	11.02	11.31	7,508,948	84,015,445	1.36%	13.56%	0.70%
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
	2016		0.65%	0.90%	12.08	12.22	54,114	654,522	3.70%	3.96%	1.90%
	2015		0.65%	0.90%	11.65	11.76	48,002	559,801	-2.98%	-2.73%	3.39%
	2014		0.65%	0.90%	12.00	12.00	46,000	552,545	4.55%	4.55%	1.72%
	2013	4/29/13	0.90%	0.90%	11.48	11.48	57,213	656,928	5.56%	5.56%	1.88%
LVIP American Global Balanced Allocation Managed Risk Fund Service Class
	2016		1.30%	2.80%	9.63	9.98	2,208,790	21,928,177	1.39%	2.92%	1.88%
	2015		1.30%	2.80%	9.52	9.70	1,471,731	14,213,210	-4.96%	-3.71%	4.02%
	2014	8/13/14	1.30%	2.60%	10.02	10.07	386,653	3,890,820	-1.15%	2.81%	3.84%
LVIP American Global Growth Allocation Managed Risk Fund Standard Class
	2016		0.65%	1.70%	11.52	12.11	55,099	665,837	1.57%	2.64%	1.29%
	2015		0.65%	1.70%	11.34	11.80	77,207	909,822	-4.79%	-3.79%	4.17%
	2014		0.65%	1.70%	11.91	12.26	70,567	860,217	0.83%	1.90%	2.32%
	2013	4/18/13	0.65%	1.70%	11.81	12.04	39,102	466,881	1.84%	11.61%	3.49%
LVIP American Global Growth Allocation Managed Risk Fund Service Class
	2016		1.30%	2.80%	9.27	9.61	6,605,037	63,222,610	0.10%	1.61%	1.36%
	2015		1.30%	2.80%	9.29	9.46	5,697,113	53,755,700	-5.97%	-4.74%	3.99%
	2014	8/18/14	1.30%	2.60%	9.88	9.93	1,928,498	19,140,578	-2.93%	2.40%	4.13%
LVIP American Global Growth Fund Service Class II
	2016		0.60%	3.20%	13.19	18.60	6,768,250	117,321,554	-2.92%	-0.37%	0.85%
	2015		0.60%	3.20%	13.59	18.67	6,603,420	116,266,383	3.22%	5.99%	1.61%
	2014		0.60%	3.20%	13.16	17.62	5,379,314	90,301,665	-1.34%	1.26%	0.99%
	2013		0.60%	3.20%	13.34	17.37	4,463,816	74,678,162	24.64%	27.86%	0.94%
	2012		0.65%	3.20%	10.72	13.59	3,950,993	52,186,669	18.33%	21.31%	1.04%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Global Small Capitalization Fund Service Class II
	2016		0.60%	3.15%	$10.68	$15.46	4,400,791	$63,532,834	-1.47%	1.07%	0.11%
	2015		0.60%	3.15%	10.84	15.26	4,755,786	68,593,027	-3.25%	-0.79%	0.22%
	2014		0.65%	3.15%	11.20	15.38	4,607,468	67,612,887	-1.46%	1.03%	0.00%
	2013		0.65%	3.15%	11.37	15.22	4,496,644	65,952,218	23.83%	26.96%	0.24%
	2012		0.65%	3.15%	9.18	11.99	4,370,857	50,971,346	14.11%	16.99%	1.05%
LVIP American Growth Allocation Fund Standard Class
	2016		0.40%	1.70%	10.73	13.56	163,494	2,122,250	4.66%	6.03%	2.18%
	2015		0.40%	1.70%	12.18	12.82	98,140	1,242,794	-2.56%	-1.48%	3.20%
	2014		0.60%	1.70%	12.50	13.01	56,849	732,076	3.84%	4.99%	2.44%
	2013		0.60%	1.70%	12.37	12.37	52,998	651,795	17.18%	17.18%	2.84%
	2012	3/5/12	0.65%	0.65%	10.56	10.56	29,710	313,703	5.40%	5.40%	2.88%
LVIP American Growth Allocation Fund Service Class
	2016		0.30%	1.65%	10.29	10.44	1,939,868	20,197,313	4.34%	4.92%	1.94%
	2015		1.10%	1.65%	9.88	9.95	1,326,973	13,171,250	-2.70%	-2.31%	3.87%
	2014	7/8/14	1.10%	1.50%	10.16	10.18	310,305	3,156,759	-0.69%	-0.13%	5.62%
LVIP American Growth Fund Service Class II
	2016		0.60%	3.20%	15.83	22.06	16,929,026	348,379,865	5.67%	8.45%	0.41%
	2015		0.60%	3.20%	14.98	20.34	16,800,673	321,970,300	3.11%	5.83%	0.26%
	2014		0.60%	3.20%	14.53	19.22	16,598,196	303,438,686	4.73%	7.48%	0.99%
	2013		0.60%	3.20%	13.87	17.85	15,625,430	268,413,384	25.57%	28.81%	0.61%
	2012		0.65%	3.20%	11.06	13.86	15,111,468	203,561,029	13.81%	16.69%	0.22%
LVIP American Growth-Income Fund Service Class II
	2016		0.60%	3.20%	16.25	22.17	14,615,380	303,742,739	7.66%	10.43%	1.59%
	2015		0.65%	3.20%	15.09	20.08	14,377,572	273,014,519	-2.07%	0.46%	1.40%
	2014		0.60%	3.20%	15.41	20.03	13,133,949	250,402,210	6.79%	9.60%	1.11%
	2013		0.60%	3.20%	14.43	18.24	12,555,756	220,496,857	28.84%	32.16%	1.07%
	2012		0.65%	3.20%	11.21	13.80	12,052,379	161,718,798	13.42%	16.29%	1.22%
LVIP American Income Allocation Fund Standard Class
	2016		0.65%	1.70%	12.66	12.66	4,752	57,078	4.94%	4.94%	7.02%
	2015		0.65%	0.65%	12.06	12.06	512	6,182	-1.34%	-1.34%	3.08%
	2014		0.65%	0.65%	12.23	12.23	522	6,381	5.52%	5.52%	10.93%
	2013	7/2/13	0.65%	0.65%	11.59	11.59	116	1,344	5.92%	5.92%	2.37%
LVIP American International Fund Service Class II
	2016		0.60%	3.20%	9.66	13.79	10,513,716	135,114,710	-0.10%	2.53%	0.95%
	2015		0.60%	3.20%	9.67	13.45	10,872,612	137,660,329	-7.84%	-5.41%	1.39%
	2014		0.60%	3.20%	10.49	14.19	10,256,151	138,656,243	-6.06%	-3.63%	0.88%
	2013		0.65%	3.20%	11.17	14.72	9,651,334	136,697,384	17.34%	20.37%	1.03%
	2012		0.65%	3.20%	9.53	12.23	9,463,522	112,475,522	13.81%	16.69%	2.58%
LVIP American Preservation Fund Standard Class
	2016		0.60%	1.90%	9.56	10.11	12,117	118,019	0.00%	1.31%	2.38%
	2015		0.60%	1.90%	9.56	9.98	8,177	81,310	-1.58%	-0.29%	1.25%
	2014		0.60%	1.90%	9.71	10.01	12,906	127,957	0.22%	1.53%	0.84%
	2013	1/25/13	0.60%	1.90%	9.69	9.86	21,962	214,542	-1.48%	0.07%	3.73%
LVIP American Preservation Fund Service Class
	2016		0.30%	1.65%	9.52	10.10	745,043	7,237,995	-0.09%	1.26%	1.27%
	2015		0.30%	1.65%	9.53	9.70	340,599	3,307,550	-1.68%	-1.13%	2.23%
	2014	8/25/14	1.10%	1.65%	9.69	9.82	15,494	151,898	-0.59%	-0.13%	1.21%
LVIP AQR Enhanced Global Strategies Fund Standard Class
	2015		0.40%	0.40%	10.54	10.54	1,350	14,227	1.55%	1.55%	1.53%
	2014	7/25/14	0.40%	0.40%	10.38	10.38	1,429	14,825	0.34%	0.34%	1.85%
LVIP AQR Enhanced Global Strategies Fund Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.90%
	2015		0.30%	1.65%	10.31	10.51	247,690	2,566,129	0.18%	1.39%	1.84%
	2014	7/17/14	0.30%	1.50%	10.29	10.37	125,959	1,298,239	0.94%	3.25%	4.27%
LVIP Baron Growth Opportunities Fund Standard Class
	2016		0.40%	0.80%	10.67	10.78	59,546	641,310	4.99%	5.41%	0.75%
	2015		0.40%	0.80%	10.16	10.23	47,774	488,196	-5.29%	-4.91%	0.00%
	2014	9/22/14	0.40%	0.80%	10.73	10.76	48,824	524,975	5.18%	5.52%	0.75%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Baron Growth Opportunities Fund Service Class
	2016		0.30%	3.20%	$10.74	$22.98	8,462,121	$151,579,853	2.25%	5.25%	0.45%
	2015		0.30%	3.20%	10.20	22.42	9,602,526	165,654,313	-7.77%	-5.06%	0.00%
	2014		0.30%	3.20%	16.68	24.24	9,552,708	175,923,220	1.55%	4.18%	0.18%
	2013		0.65%	3.20%	16.36	23.81	10,317,699	184,552,492	35.66%	39.16%	0.45%
	2012		0.65%	3.20%	11.99	17.51	9,373,136	121,750,939	14.58%	17.48%	1.21%
LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class
	2016		0.60%	0.65%	20.83	20.92	17,937	374,870	11.24%	11.30%	2.66%
	2015		0.60%	0.65%	18.73	18.80	5,893	110,478	-5.48%	-5.43%	0.84%
	2014		0.60%	0.65%	19.81	19.88	17,740	351,615	2.82%	2.87%	2.46%
	2013	10/30/13	0.60%	0.65%	19.27	19.32	5,234	100,976	2.22%	4.63%	2.77%
LVIP BlackRock Dividend Value Managed Volatility Fund Service Class
	2016		0.60%	3.20%	10.96	17.18	56,514,717	741,763,728	8.16%	11.01%	1.73%
	2015		0.60%	3.20%	10.09	15.84	45,976,859	547,885,035	-8.08%	-5.66%	1.68%
	2014		0.60%	3.20%	10.92	17.19	35,940,252	459,214,185	-0.02%	2.61%	1.41%
	2013		0.60%	3.20%	10.88	17.16	24,406,648	307,536,644	14.26%	17.16%	2.10%
	2012		0.65%	3.15%	9.94	14.98	6,108,551	65,997,067	13.07%	15.93%	0.57%
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.68%
	2015		0.65%	1.90%	7.71	8.04	17,770	139,424	-16.61%	-15.56%	1.59%
	2014		0.60%	1.90%	9.25	9.54	13,176	123,192	-6.68%	-5.46%	1.66%
	2013	4/18/13	0.60%	1.90%	9.91	10.09	6,337	63,377	-2.57%	4.75%	1.93%
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.66%
	2015		0.30%	3.20%	7.33	7.99	27,622,413	212,918,114	-17.89%	-15.47%	1.59%
	2014		0.30%	3.20%	8.92	9.48	18,013,586	166,516,334	-8.12%	-5.70%	1.22%
	2013		0.60%	3.20%	9.71	10.05	9,192,141	91,068,793	-11.02%	-8.72%	1.02%
	2012	9/28/12	0.65%	3.20%	10.91	11.01	666,865	7,314,827	1.90%	8.84%	1.87%
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class
	2016		0.60%	1.70%	9.73	10.13	16,019	159,954	1.12%	2.24%	0.52%
	2015		0.60%	1.70%	9.62	9.90	26,009	255,285	-5.93%	-4.89%	1.05%
	2014		0.60%	1.70%	10.23	10.41	28,334	292,902	-1.89%	-0.81%	0.99%
	2013	9/17/13	0.60%	1.70%	10.42	10.50	26,759	279,805	1.48%	4.71%	0.00%
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class
	2016		0.60%	3.20%	9.10	9.98	94,897,830	910,479,083	-0.73%	1.84%	0.70%
	2015		0.65%	3.20%	9.16	9.80	95,115,923	905,299,405	-7.66%	-5.27%	0.78%
	2014		0.65%	3.20%	9.92	10.35	74,198,915	753,659,786	-3.69%	-1.20%	0.90%
	2013	5/20/13	0.65%	3.20%	10.30	10.47	29,999,735	311,901,805	1.26%	9.06%	0.00%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class
	2016	6/14/16	0.65%	3.15%	10.03	10.20	6,656,287	67,444,230	-1.95%	1.66%	1.90%
LVIP BlackRock Inflation Protected Bond Fund Standard Class
	2016		0.40%	1.90%	9.99	11.15	77,400	846,379	1.62%	2.95%	1.25%
	2015		0.60%	1.90%	9.83	10.83	61,202	653,809	-4.65%	-3.40%	1.06%
	2014		0.60%	1.90%	10.66	11.21	45,430	500,779	1.33%	2.45%	1.58%
	2013		0.60%	1.70%	10.52	10.94	42,520	457,685	-9.92%	-8.92%	0.43%
	2012	3/1/12	0.60%	1.90%	11.34	12.01	28,208	334,580	0.82%	5.06%	0.00%
LVIP BlackRock Inflation Protected Bond Fund Service Class
	2016		0.30%	3.20%	9.10	10.95	73,298,727	748,802,675	0.07%	2.66%	0.74%
	2015		0.59%	3.14%	9.09	10.66	73,741,592	741,288,073	-6.07%	-3.64%	1.19%
	2014		0.59%	3.14%	9.68	11.07	74,918,783	789,620,892	-0.36%	2.21%	0.95%
	2013		0.59%	3.14%	9.62	10.83	72,358,284	753,786,479	-11.45%	-8.33%	0.33%
	2012		0.65%	3.20%	10.62	11.92	32,045,992	370,932,011	2.90%	5.56%	0.00%
LVIP BlackRock Multi-Asset Income Fund Standard Class
	2016		0.40%	0.80%	10.09	10.09	25,501	257,188	6.58%	6.58%	2.72%
	2015		0.40%	0.40%	9.47	9.47	23,295	220,487	-4.31%	-4.31%	1.44%
	2014	10/22/14	0.40%	0.40%	9.89	9.89	21,018	207,896	-0.07%	-0.07%	38.76%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Multi-Asset Income Fund Service Class
	2016		0.30%	1.65%	$9.69	$10.05	643,274	$6,299,800	4.99%	6.42%	3.12%
	2015		0.30%	1.65%	9.23	9.32	379,203	3,524,117	-5.73%	-5.21%	4.81%
	2014	7/17/14	1.10%	1.65%	9.80	9.83	97,900	961,740	-2.80%	-1.52%	6.05%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class
	2016	6/13/16	0.65%	3.00%	10.33	10.48	11,369,232	118,376,390	-0.20%	4.03%	1.09%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.05%
	2015	8/25/15	0.65%	0.65%	9.06	9.06	33,610	304,560	-0.26%	-0.26%	0.37%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.46%
	2015	5/19/15	0.65%	3.00%	8.91	9.05	2,965,601	26,647,714	-13.35%	-1.64%	0.22%
LVIP Blended Core Equity Managed Volatility Fund Standard Class
	2016		0.65%	1.70%	10.59	10.92	6,499	70,270	7.19%	8.32%	1.17%
	2015		0.65%	1.70%	9.88	10.09	6,889	68,980	-5.52%	-4.52%	1.25%
	2014	12/18/14	0.65%	1.70%	10.45	10.56	6,259	65,848	-0.99%	-0.09%	1.61%
LVIP Blended Core Equity Managed Volatility Fund Service Class
	2016		0.60%	3.20%	10.02	10.81	20,459,234	214,840,338	5.23%	7.95%	1.10%
	2015		0.65%	3.20%	9.52	10.02	12,493,072	122,709,888	-7.26%	-4.86%	1.02%
	2014	1/8/14	0.65%	3.20%	10.26	10.53	5,878,451	61,310,738	-1.30%	9.14%	2.28%
LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class
	2016		1.30%	2.80%	13.66	19.83	134,037	2,271,920	-4.04%	-2.59%	0.44%
	2015		1.30%	2.80%	14.20	20.36	132,967	2,331,556	-1.46%	0.03%	0.00%
	2014		1.30%	2.80%	14.36	20.35	126,910	2,252,518	2.49%	3.99%	0.00%
	2013		1.30%	2.75%	13.98	19.57	142,373	2,446,788	22.22%	23.88%	0.00%
	2012		1.30%	2.65%	11.42	15.80	160,781	2,243,019	13.35%	14.89%	0.00%
LVIP Blended Large Cap Growth Managed Volatility Fund Service Class
	2016		0.60%	3.20%	12.16	19.04	27,841,251	443,437,385	-4.66%	-2.15%	0.23%
	2015		0.60%	3.20%	12.76	19.60	21,622,553	358,222,133	-2.10%	0.48%	0.00%
	2014		0.60%	3.20%	13.03	19.65	13,936,492	234,535,641	1.78%	4.46%	0.00%
	2013		0.60%	3.20%	12.80	18.96	9,802,967	160,591,468	21.24%	24.37%	0.00%
	2012		0.65%	3.20%	10.56	15.35	4,411,010	60,049,258	12.45%	15.35%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund Standard Class
	2016	1/29/16	0.65%	0.90%	17.82	18.14	4,436	79,489	8.24%	10.21%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund Service Class
	2016		0.60%	3.20%	8.78	14.96	44,642,154	441,131,535	-1.21%	1.39%	0.00%
	2015		0.60%	3.20%	8.85	15.11	29,066,347	285,610,686	-7.45%	-5.01%	0.00%
	2014		0.60%	3.20%	9.53	16.28	23,713,219	248,098,513	-10.46%	-8.14%	0.00%
	2013		0.65%	3.20%	10.61	18.14	14,636,851	168,724,647	20.60%	23.72%	0.00%
	2012		0.65%	3.20%	8.79	15.00	4,348,921	40,704,286	2.87%	5.52%	0.00%
LVIP Clarion Global Real Estate Fund Standard Class
	2016		0.40%	0.40%	10.39	10.39	31,155	323,593	0.78%	0.78%	3.85%
	2015		0.40%	0.40%	10.31	10.31	29,765	306,765	-1.62%	-1.62%	3.05%
	2014	9/22/14	0.40%	0.40%	10.48	10.48	27,800	291,225	5.78%	5.78%	2.84%
LVIP Clarion Global Real Estate Fund Service Class
	2016		0.30%	3.20%	7.79	17.47	11,133,444	98,412,635	-2.24%	0.64%	3.57%
	2015		0.30%	3.20%	7.94	17.83	11,895,797	105,644,091	-4.57%	-2.06%	2.84%
	2014		0.60%	3.20%	8.29	18.63	11,604,961	105,950,000	10.02%	12.92%	2.23%
	2013		0.60%	3.20%	7.51	16.89	12,385,268	101,071,326	-0.21%	2.37%	0.00%
	2012		0.65%	3.20%	7.50	16.89	11,904,617	95,736,001	20.48%	23.59%	0.00%
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class
	2016		0.65%	3.15%	9.17	9.56	8,814,090	82,886,555	0.22%	2.75%	0.83%
	2015	5/18/15	0.65%	3.15%	9.15	9.30	5,489,986	50,734,955	-9.06%	0.74%	1.28%
LVIP Delaware Bond Fund Standard Class
	2016		0.40%	3.00%	10.13	19.88	4,909,179	84,517,844	-0.31%	2.31%	2.41%
	2015		0.40%	3.00%	10.16	19.62	5,497,881	94,155,133	-2.58%	-0.01%	2.26%
	2014		0.40%	3.00%	10.43	19.82	6,086,602	106,592,128	2.84%	4.61%	1.91%
	2013		1.30%	3.00%	10.14	18.97	7,178,428	121,752,782	-5.20%	-3.57%	1.68%
	2012		1.30%	3.00%	10.70	19.69	8,572,620	152,403,393	3.46%	5.23%	1.89%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Bond Fund Service Class
	2016		0.30%	3.20%	$9.79	$14.88	228,604,065	$3,059,974,255	-0.86%	2.06%	2.27%
	2015		0.30%	3.20%	9.88	14.69	213,372,807	2,823,625,874	-3.12%	-0.56%	2.08%
	2014		0.60%	3.20%	10.20	14.83	197,607,072	2,647,516,142	2.28%	4.97%	1.75%
	2013		0.60%	3.20%	9.97	14.24	189,824,697	2,446,199,219	-5.71%	-3.28%	1.53%
	2012		0.65%	3.20%	10.57	14.82	172,657,336	2,330,108,586	2.94%	5.55%	1.76%
LVIP Delaware Diversified Floating Rate Fund Standard Class
	2016		0.40%	2.15%	9.39	10.45	133,277	1,346,836	0.07%	1.91%	0.00%
	2015		0.40%	2.15%	9.38	10.28	174,165	1,749,425	-2.82%	-1.31%	2.02%
	2014		0.60%	2.15%	9.66	10.41	126,128	1,279,012	-1.52%	0.01%	1.50%
	2013		0.60%	2.15%	10.01	10.41	97,323	988,536	-0.94%	0.15%	2.00%
	2012	3/26/12	0.60%	1.70%	10.10	10.40	4,316	44,255	0.43%	2.17%	2.90%
LVIP Delaware Diversified Floating Rate Fund Service Class
	2016		0.30%	3.20%	8.67	10.27	73,387,272	701,113,998	-1.21%	1.70%	0.00%
	2015		0.30%	3.20%	8.78	10.13	75,927,711	723,155,146	-4.09%	-1.56%	1.32%
	2014		0.60%	3.20%	9.15	10.29	76,869,743	751,796,586	-2.80%	-0.24%	1.15%
	2013		0.60%	3.20%	9.42	10.30	67,745,589	671,179,345	-2.66%	-0.15%	0.83%
	2012		0.65%	3.20%	9.67	10.31	19,747,210	197,971,410	0.69%	3.29%	1.39%
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class
	2016		1.30%	2.65%	13.64	20.43	228,894	4,422,339	2.86%	4.26%	1.53%
	2015		1.30%	2.65%	13.24	19.60	258,273	4,810,124	-3.91%	-2.61%	1.56%
	2014		1.30%	2.65%	13.76	20.12	323,940	6,233,953	1.61%	3.00%	2.22%
	2013		1.30%	2.65%	13.52	19.54	426,362	7,980,316	17.21%	18.68%	1.37%
	2012		1.30%	2.55%	11.53	16.52	567,202	8,954,404	10.44%	11.83%	1.59%
LVIP Delaware Foundation Aggressive Allocation Fund Service Class
	2016		0.75%	2.85%	13.09	19.62	774,824	13,171,941	2.40%	4.57%	1.28%
	2015		0.75%	2.85%	12.79	18.87	900,203	14,777,248	-4.35%	-2.31%	1.33%
	2014		0.65%	2.85%	13.37	19.44	1,085,243	18,532,982	1.15%	3.40%	1.94%
	2013		0.65%	2.85%	13.21	18.93	1,304,751	21,722,483	16.57%	19.16%	1.26%
	2012		0.65%	2.90%	11.13	16.00	1,506,881	21,274,343	9.84%	12.28%	1.44%
LVIP Delaware Social Awareness Fund Standard Class
	2016		0.40%	2.70%	16.68	28.51	300,322	7,450,235	3.80%	5.26%	1.38%
	2015		1.30%	2.80%	16.04	27.23	345,403	8,181,511	-3.41%	-1.95%	1.38%
	2014		1.30%	2.80%	16.56	27.93	380,182	9,350,606	12.02%	13.71%	1.46%
	2013		1.30%	2.80%	14.73	23.88	451,153	9,794,822	31.95%	33.94%	1.19%
	2012		1.30%	2.80%	11.13	17.98	560,004	9,070,228	12.21%	13.79%	0.73%
LVIP Delaware Social Awareness Fund Service Class
	2016		0.65%	3.15%	14.97	26.38	2,769,135	57,545,387	2.97%	5.57%	1.08%
	2015		0.65%	3.15%	14.48	25.16	3,033,071	60,575,856	-3.94%	-1.66%	1.08%
	2014		0.65%	3.00%	15.03	25.76	3,110,764	64,510,306	11.40%	14.05%	1.21%
	2013		0.65%	3.00%	13.46	22.75	3,317,344	61,218,438	31.21%	34.34%	0.97%
	2012		0.65%	3.00%	10.55	17.05	3,180,903	45,098,660	11.49%	14.14%	0.40%
LVIP Delaware Special Opportunities Fund Service Class
	2016		0.65%	3.15%	13.91	24.21	3,768,454	59,555,277	16.27%	19.21%	1.27%
	2015		0.65%	3.15%	11.93	20.78	3,788,707	50,665,570	-3.19%	-0.74%	0.91%
	2014		0.65%	3.15%	12.28	21.42	3,774,984	51,324,683	3.93%	6.56%	0.99%
	2013		0.65%	3.15%	11.79	20.57	3,943,413	50,793,495	29.19%	32.45%	0.79%
	2012		0.65%	3.15%	9.10	15.89	3,869,080	37,946,677	10.98%	13.79%	0.42%
LVIP Dimensional International Equity Managed Volatility Fund Standard Class
	2016		0.40%	1.90%	8.83	10.05	134,949	1,340,711	0.05%	1.57%	1.84%
	2015		0.40%	1.90%	8.70	9.92	182,420	1,794,623	-5.78%	-4.35%	0.84%
	2014		0.40%	1.90%	9.91	10.39	264,344	2,731,923	-9.24%	-8.05%	2.51%
	2013		0.60%	1.90%	10.92	11.30	152,261	1,718,117	12.96%	14.43%	2.79%
	2012		0.60%	1.90%	9.70	9.87	84,607	834,490	16.77%	18.00%	3.53%
LVIP Dimensional International Equity Managed Volatility Fund Service Class
	2016		0.30%	3.20%	8.56	10.71	27,310,098	255,372,817	-1.48%	1.11%	2.01%
	2015		0.60%	3.20%	8.69	10.62	25,143,655	234,564,080	-7.23%	-4.78%	0.82%
	2014		0.60%	3.20%	9.37	11.18	17,282,606	171,228,521	-10.64%	-8.29%	2.38%
	2013		0.60%	3.20%	10.49	12.22	8,871,404	96,814,879	11.22%	14.09%	2.74%
	2012		0.65%	3.20%	9.46	9.83	2,937,775	28,397,526	14.97%	17.70%	2.59%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Dimensional International Core Equity Fund Standard Class
	2016		0.40%	1.10%	$9.39	$9.43	159,195	$1,499,132	3.83%	4.09%	3.31%
	2015	6/30/15	0.40%	0.65%	9.04	9.06	37,724	341,341	-7.33%	0.76%	1.90%
LVIP Dimensional International Core Equity Fund Service Class
	2016		0.30%	3.15%	9.00	9.40	1,118,761	10,303,692	1.21%	3.93%	2.12%
	2015	5/19/15	0.30%	2.95%	8.89	9.05	598,280	5,366,591	-12.59%	3.19%	1.57%
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
	2016		0.40%	0.80%	10.93	26.24	75,952	1,576,732	13.67%	13.95%	1.87%
	2015	7/13/15	0.40%	0.65%	9.59	23.08	44,751	942,332	-4.91%	1.67%	3.20%
LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	2016		0.30%	3.15%	11.54	21.47	3,051,355	52,633,212	10.69%	13.33%	1.26%
	2015		0.60%	2.95%	13.93	19.40	2,534,588	39,639,227	-5.18%	-2.99%	1.28%
	2014		0.65%	2.95%	14.68	20.46	2,602,579	42,493,002	9.50%	12.04%	1.55%
	2013		0.65%	2.95%	13.39	18.68	3,082,752	45,481,537	28.94%	31.94%	1.45%
	2012		0.65%	2.95%	10.38	14.49	3,189,434	36,050,101	11.58%	14.17%	0.72%
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
	2016		0.40%	0.65%	10.95	10.99	115,458	1,267,876	16.00%	16.29%	1.74%
	2015	9/8/15	0.40%	0.65%	9.44	9.45	54,721	516,873	0.38%	2.18%	1.06%
LVIP Dimensional U.S. Core Equity 2 Fund Service Class
	2016		0.30%	2.95%	10.49	10.96	1,404,206	15,056,208	13.09%	16.02%	1.85%
	2015	5/20/15	0.30%	2.95%	9.28	9.45	372,458	3,485,776	-8.68%	2.19%	1.22%
LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class
	2016		0.40%	1.90%	10.59	14.92	245,471	3,454,035	9.04%	10.69%	1.00%
	2015		0.40%	1.90%	9.57	13.50	352,952	4,437,665	-9.35%	-7.98%	1.18%
	2014		0.40%	1.90%	14.03	14.70	332,493	4,813,792	2.73%	4.07%	1.26%
	2013		0.60%	1.90%	13.65	14.13	162,325	2,289,505	26.74%	28.40%	1.66%
	2012		0.60%	1.90%	10.81	10.99	82,495	906,466	15.43%	16.65%	1.67%
LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class
	2016		0.30%	3.20%	10.55	16.18	35,793,467	497,404,950	7.37%	10.52%	1.05%
	2015		0.30%	3.20%	9.55	14.72	29,811,348	378,661,197	-10.75%	-8.12%	1.05%
	2014		0.30%	3.20%	13.26	16.11	21,410,663	300,277,840	1.15%	3.81%	0.90%
	2013		0.60%	3.20%	13.18	15.56	12,170,990	166,034,802	25.05%	28.02%	1.22%
	2012		0.65%	3.00%	10.54	10.95	4,541,689	48,901,415	13.66%	16.36%	1.01%
LVIP Dimensional/Vanguard Total Bond Fund Standard Class
	2016		0.40%	1.90%	10.17	10.94	510,152	5,443,570	0.19%	1.70%	2.04%
	2015		0.40%	1.90%	10.15	10.78	330,344	3,514,167	-1.57%	-0.09%	1.49%
	2014		0.40%	1.90%	10.31	10.81	459,743	4,935,666	2.67%	4.01%	2.15%
	2013		0.60%	1.90%	10.04	10.39	221,441	2,289,428	-4.59%	-3.34%	2.10%
	2012		0.60%	1.90%	10.56	10.74	93,099	999,276	1.98%	3.06%	2.58%
LVIP Dimensional/Vanguard Total Bond Fund Service Class
	2016		0.30%	3.20%	9.32	10.79	46,575,970	473,481,546	-1.37%	1.52%	1.36%
	2015		0.30%	3.20%	9.45	10.66	40,323,253	408,799,837	-3.09%	-0.53%	1.49%
	2014		0.60%	3.20%	9.75	10.71	32,833,097	338,067,481	1.11%	3.77%	1.65%
	2013		0.60%	3.20%	9.64	10.31	21,685,649	217,354,625	-6.06%	-3.63%	1.40%
	2012		0.65%	3.20%	10.26	10.70	12,172,914	127,902,501	0.22%	2.81%	1.73%
LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class
	2016		0.30%	3.20%	8.13	13.95	78,982,769	725,286,082	-1.06%	1.86%	1.22%
	2015		0.30%	3.20%	8.19	13.73	74,921,702	683,969,015	-11.15%	-8.80%	1.27%
	2014		0.60%	3.20%	9.18	15.36	58,481,505	593,312,037	-5.31%	-2.82%	1.47%
	2013		0.60%	3.20%	9.66	16.18	35,895,869	379,146,347	15.86%	18.86%	1.49%
	2012		0.65%	3.20%	8.31	13.93	17,221,882	154,522,717	17.16%	20.13%	1.77%
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class
	2016		0.30%	1.65%	9.44	9.58	223,180	2,126,674	-0.57%	-0.02%	0.77%
	2015		1.10%	1.65%	9.49	9.58	218,147	2,083,712	-4.59%	-4.06%	1.84%
	2014	8/11/14	1.10%	1.65%	9.95	9.98	59,280	591,623	-1.44%	0.36%	3.93%
LVIP Franklin Templeton Value Managed Volatility Fund Standard Class
	2016		0.65%	0.65%	10.55	10.55	979	10,336	10.64%	10.64%	2.61%
	2015		0.65%	0.65%	9.54	9.54	1,014	9,674	-8.31%	-8.31%	1.64%
	2014	9/22/14	0.65%	0.65%	10.40	10.40	1,900	19,769	-2.92%	-2.92%	1.56%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Franklin Templeton Value Managed Volatility Fund Service Class
	2016		0.60%	3.20%	$9.67	$10.46	25,533,930	$258,576,706	7.46%	10.29%	2.42%
	2015		0.60%	3.20%	9.00	9.48	17,970,955	166,643,018	-10.93%	-8.58%	3.14%
	2014	1/9/14	0.60%	3.20%	10.10	10.37	8,583,610	87,998,782	-4.39%	8.31%	2.44%
LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	2016		0.65%	0.65%	16.87	16.87	10,403	175,465	4.34%	4.34%	2.26%
	2015		0.65%	0.65%	16.17	16.17	7,033	113,698	-2.63%	-2.63%	4.16%
	2014	8/25/14	0.65%	0.65%	16.60	16.60	2,012	33,410	-0.15%	-0.15%	1.98%
	2012	9/12/12	1.70%	1.70%	13.97	13.97	3,663	51,153	0.55%	0.55%	1.49%
LVIP Global Conservative Allocation Managed Risk Fund Service Class
	2016		0.60%	3.25%	11.16	16.16	84,921,037	1,255,511,370	1.45%	4.13%	1.81%
	2015		0.60%	3.20%	11.00	15.17	86,710,812	1,244,285,799	-5.31%	-2.82%	1.89%
	2014		0.60%	3.20%	11.62	15.72	82,528,356	1,231,323,568	2.11%	4.75%	1.84%
	2013		0.65%	3.20%	11.38	15.09	76,136,302	1,095,714,114	6.03%	8.76%	1.86%
	2012		0.60%	3.20%	10.74	13.96	59,642,778	797,064,640	6.11%	8.79%	4.29%
LVIP Global Growth Allocation Managed Risk Fund Standard Class
	2016		0.60%	1.70%	15.57	16.93	238,437	4,010,369	2.98%	4.12%	1.79%
	2015		0.60%	1.70%	15.12	16.26	247,590	4,002,312	-5.31%	-4.27%	1.98%
	2014		0.60%	1.70%	15.97	16.98	241,037	4,067,734	1.72%	2.85%	2.19%
	2013	1/10/13	0.60%	1.70%	15.70	16.51	222,966	3,659,166	5.21%	9.34%	3.44%
	2012		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.51%
LVIP Global Growth Allocation Managed Risk Fund Service Class
	2016		0.30%	3.20%	10.08	14.21	620,705,979	8,206,660,387	1.20%	4.17%	1.55%
	2015		0.30%	3.20%	9.68	13.77	654,613,205	8,408,274,523	-6.96%	-4.22%	1.76%
	2014		0.30%	3.20%	11.44	14.69	608,030,501	8,257,330,275	-0.05%	2.54%	2.01%
	2013		0.65%	3.20%	11.45	14.66	458,530,041	6,143,754,716	9.70%	12.53%	2.07%
	2012		0.65%	3.20%	10.45	13.33	196,562,087	2,378,472,131	5.50%	8.17%	3.11%
LVIP Global Income Fund Standard Class
	2016		0.40%	0.40%	9.75	9.75	63,816	622,192	0.11%	0.11%	0.00%
	2015	12/14/15	0.40%	0.40%	9.74	9.74	5,445	53,033	0.28%	0.28%	0.00%
LVIP Global Income Fund Service Class
	2016		0.30%	3.20%	8.63	11.74	54,819,986	594,206,023	-2.90%	-0.04%	0.00%
	2015		0.30%	3.20%	8.89	11.79	54,548,202	599,143,037	-5.35%	-2.85%	2.97%
	2014		0.60%	3.20%	9.39	12.14	51,337,307	586,449,226	-1.52%	1.08%	0.37%
	2013		0.60%	3.20%	9.54	12.05	44,409,424	507,160,913	-6.12%	-3.66%	0.26%
	2012		0.60%	3.20%	10.08	12.50	40,326,405	482,894,133	4.04%	6.78%	1.75%
LVIP Global Moderate Allocation Managed Risk Fund Standard Class
	2016		0.65%	1.70%	15.43	16.71	54,491	854,670	2.58%	3.67%	1.76%
	2015		0.65%	1.70%	15.05	16.12	49,475	767,170	-5.00%	-4.00%	2.46%
	2014		0.65%	1.70%	15.84	15.84	36,624	583,356	2.39%	2.39%	3.93%
	2013	11/14/13	1.70%	1.70%	15.47	15.47	3,252	50,305	1.72%	1.72%	1.69%
LVIP Global Moderate Allocation Managed Risk Fund Service Class
	2016		0.30%	3.20%	10.10	14.92	474,208,425	6,512,157,024	0.80%	3.76%	1.45%
	2015		0.30%	3.20%	9.74	14.52	494,104,981	6,624,070,189	-6.65%	-3.90%	1.79%
	2014		0.30%	3.20%	11.47	15.25	462,756,704	6,543,502,598	0.61%	3.26%	1.88%
	2013		0.60%	3.20%	11.40	14.87	374,792,206	5,192,083,585	8.07%	10.86%	1.88%
	2012		0.65%	3.20%	10.55	13.49	210,587,184	2,680,696,958	5.88%	8.61%	3.73%
LVIP Goldman Sachs Income Builder Fund Standard Class
	2016		0.40%	0.40%	10.41	10.41	2,806	29,222	8.51%	8.51%	3.24%
	2015		0.40%	0.40%	9.60	9.60	1,998	19,182	-4.24%	-4.24%	3.26%
	2014	9/25/14	0.40%	0.40%	10.02	10.02	1,998	20,030	-0.68%	-0.68%	2.54%
LVIP Goldman Sachs Income Builder Fund Service Class
	2016		0.30%	1.65%	10.01	10.16	387,317	3,924,522	6.89%	7.48%	3.28%
	2015		1.10%	1.65%	9.36	9.45	261,456	2,467,548	-5.66%	-5.14%	5.42%
	2014	7/17/14	1.10%	1.65%	9.93	9.96	59,236	589,544	-2.73%	-1.55%	6.10%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Government Money Market Fund Standard Class
	2016		0.65%	2.80%	$8.11	$10.78	2,704,726	$26,325,639	-2.73%	-0.62%	0.03%
	2015		0.65%	2.80%	8.33	10.93	2,909,749	28,823,142	-2.64%	-0.63%	0.02%
	2014		0.65%	2.70%	8.55	11.09	3,254,385	32,987,039	-2.64%	-0.62%	0.03%
	2013		0.65%	2.70%	8.78	11.24	3,896,189	40,141,761	-2.64%	-0.63%	0.02%
	2012		0.65%	2.70%	9.01	11.39	4,634,580	48,429,176	-2.59%	-1.27%	0.03%
LVIP Government Money Market Fund Service Class
	2016		0.60%	3.20%	8.01	10.09	23,824,249	221,280,316	-3.12%	-0.58%	0.02%
	2015		0.60%	3.20%	8.25	10.15	25,821,065	243,717,501	-3.13%	-0.60%	0.02%
	2014		0.60%	3.20%	8.49	10.22	27,288,172	261,892,224	-3.12%	-0.57%	0.03%
	2013		0.60%	3.20%	8.73	10.31	28,577,156	279,399,807	-3.13%	-0.59%	0.02%
	2012		0.60%	3.20%	8.96	10.38	32,954,585	327,023,277	-3.12%	-0.57%	0.03%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class
	2016		0.60%	3.20%	10.00	10.70	24,266,484	252,720,561	7.27%	10.04%	0.98%
	2015		0.65%	3.20%	9.36	9.72	11,727,842	112,125,691	-7.98%	-5.79%	2.34%
	2014	5/21/14	0.65%	3.00%	10.16	10.32	2,962,723	30,368,858	-1.27%	5.42%	1.21%
LVIP Invesco Select Equity Managed Volatility Fund Standard Class
	2016		0.65%	1.70%	9.68	9.99	7,486	73,649	4.45%	5.55%	0.88%
	2015		0.65%	1.70%	9.26	9.46	7,824	73,270	-10.13%	-9.18%	1.80%
	2014	12/18/14	0.65%	1.70%	10.31	10.42	7,645	79,229	-0.55%	0.20%	1.38%
LVIP Invesco Select Equity Managed Volatility Fund Service Class
	2016		0.65%	3.20%	9.21	9.88	13,120,151	125,918,995	2.73%	5.18%	0.61%
	2015		0.60%	3.00%	8.96	9.40	12,266,560	112,987,141	-11.60%	-9.45%	1.76%
	2014	1/8/14	0.60%	3.00%	10.14	10.39	6,726,601	69,143,345	-2.64%	6.66%	1.51%
LVIP JPMorgan High Yield Fund Standard Class
	2016		0.40%	0.40%	10.67	10.67	12,688	135,347	12.81%	12.81%	6.53%
	2015	3/16/15	0.40%	0.40%	9.46	9.46	3,650	34,516	-5.90%	-5.90%	6.27%
LVIP JPMorgan High Yield Fund Service Class
	2016		0.30%	3.20%	10.63	14.55	12,636,264	171,948,352	9.42%	12.64%	4.85%
	2015		0.30%	3.20%	10.44	12.96	11,845,097	144,644,651	-7.19%	-4.75%	4.76%
	2014		0.60%	3.20%	11.25	13.61	11,221,017	145,022,804	-0.65%	1.97%	4.03%
	2013		0.60%	3.20%	11.32	13.32	11,062,730	141,403,669	2.95%	5.61%	4.78%
	2012		0.65%	3.20%	11.00	12.61	10,089,573	123,454,963	11.02%	13.89%	5.08%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class
	2016		0.60%	1.70%	21.25	23.11	11,443	261,009	8.16%	9.35%	0.67%
	2015		0.60%	1.70%	20.73	21.13	9,667	202,679	-8.57%	-8.29%	0.78%
	2014	3/11/14	0.60%	0.90%	22.67	23.04	3,485	80,064	2.19%	6.57%	1.70%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class
	2016		0.30%	3.20%	10.59	18.98	42,499,005	528,788,436	6.27%	9.39%	0.53%
	2015		0.30%	3.20%	10.30	17.81	33,655,363	386,903,796	-10.86%	-8.51%	0.58%
	2014		0.60%	3.20%	11.52	19.93	24,046,021	305,870,193	4.45%	7.20%	0.67%
	2013		0.60%	3.20%	11.02	19.04	15,748,040	189,103,437	19.96%	23.06%	0.42%
	2012		0.65%	3.20%	9.15	15.83	3,507,185	34,515,420	10.17%	12.73%	0.00%
LVIP Managed Risk Profile 2010 Fund Service Class
	2016		0.75%	2.80%	10.71	13.04	430,449	5,156,296	1.30%	3.39%	1.70%
	2015		0.75%	2.80%	10.57	12.61	412,768	4,819,910	-4.56%	-2.58%	1.52%
	2014		0.75%	2.80%	11.08	12.95	466,189	5,629,418	1.63%	3.73%	1.55%
	2013		0.75%	2.80%	10.90	12.48	550,183	6,458,866	5.66%	7.85%	0.99%
	2012		0.75%	2.80%	10.31	11.57	669,034	7,354,722	5.28%	7.46%	1.67%
LVIP Managed Risk Profile 2020 Fund Service Class
	2016		0.75%	2.80%	10.27	12.51	903,261	10,363,985	1.32%	3.42%	1.63%
	2015		0.75%	2.80%	10.14	12.10	962,889	10,787,116	-5.15%	-3.18%	1.38%
	2014		0.75%	2.80%	10.69	12.50	1,237,075	14,457,969	1.25%	3.35%	1.53%
	2013		0.75%	2.80%	10.56	12.09	1,483,685	16,908,022	7.79%	10.02%	1.13%
	2012		0.75%	2.80%	9.80	10.99	1,525,836	15,957,108	5.12%	7.30%	1.53%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Managed Risk Profile 2030 Fund Service Class
	2016		0.75%	2.85%	$9.98	$12.21	451,618	$5,018,195	0.55%	2.68%	1.39%
	2015		0.75%	2.85%	9.92	11.89	570,149	6,240,374	-5.63%	-3.63%	1.42%
	2014		0.75%	2.85%	10.52	12.34	643,512	7,396,794	0.98%	3.12%	1.59%
	2013		0.75%	2.85%	10.41	11.97	866,126	9,728,805	10.27%	12.61%	1.06%
	2012		0.75%	2.85%	9.44	10.63	1,045,549	10,532,657	4.61%	6.82%	1.32%
LVIP Managed Risk Profile 2040 Fund Service Class
	2016		1.15%	2.85%	9.41	11.08	372,684	3,943,414	0.64%	2.36%	1.15%
	2015		1.15%	2.85%	9.35	10.82	529,161	5,465,955	-6.18%	-4.57%	1.44%
	2014		1.15%	2.85%	9.96	11.34	551,697	6,008,028	0.32%	2.04%	1.99%
	2013		1.15%	2.85%	9.93	11.12	568,319	6,093,933	12.99%	14.92%	1.03%
	2012		1.15%	2.85%	8.79	9.67	594,495	5,576,367	3.86%	5.64%	1.19%
LVIP MFS International Growth Fund Standard Class
	2016		0.40%	0.40%	9.54	9.54	3,226	30,783	1.26%	1.26%	1.31%
	2015		0.40%	0.40%	9.42	9.42	2,315	21,813	0.89%	0.89%	1.04%
	2014	12/26/14	0.40%	0.40%	9.34	9.34	1,030	9,625	-1.20%	-1.20%	0.00%
LVIP MFS International Growth Fund Service Class
	2016		0.30%	3.15%	7.85	13.89	16,044,331	151,467,517	-1.74%	1.10%	1.21%
	2015		0.30%	3.15%	7.96	13.81	16,027,294	151,468,387	-2.09%	0.44%	0.94%
	2014		0.60%	3.15%	8.11	13.77	16,020,823	152,281,315	-8.09%	-5.86%	0.81%
	2013		0.60%	3.00%	8.81	14.66	15,179,658	154,127,586	9.97%	12.64%	0.58%
	2012		0.60%	3.00%	8.00	13.10	14,701,095	133,401,119	15.65%	18.40%	0.52%
LVIP MFS International Equity Managed Volatility Fund Service Class
	2016		0.60%	3.20%	8.23	9.03	22,793,487	198,252,903	-4.65%	-2.19%	1.05%
	2015		0.65%	3.20%	8.63	9.23	18,835,776	169,165,297	-3.28%	-0.78%	0.88%
	2014		0.65%	3.20%	8.93	9.31	9,592,942	87,740,296	-10.27%	-7.95%	0.77%
	2013	5/20/13	0.65%	3.20%	9.95	10.11	3,467,430	34,818,787	-0.83%	7.53%	1.28%
LVIP MFS Value Fund Standard Class
	2016		0.40%	0.40%	12.11	12.11	4,009	48,535	13.60%	13.60%	5.43%
	2015		0.40%	0.40%	10.66	10.66	819	8,726	-0.94%	-0.94%	2.11%
	2014	12/11/14	0.40%	0.40%	10.76	10.76	635	6,835	0.95%	0.95%	2.30%
LVIP MFS Value Fund Service Class
	2016		0.30%	3.20%	12.06	20.74	53,858,219	875,717,211	10.20%	13.44%	1.58%
	2015		0.30%	3.20%	10.63	18.77	56,764,141	823,905,112	-3.92%	-1.09%	1.79%
	2014		0.30%	3.20%	12.38	19.49	59,468,552	879,626,819	6.76%	9.52%	2.18%
	2013		0.65%	3.20%	11.55	18.21	62,841,073	850,091,010	31.35%	34.74%	1.47%
	2012		0.65%	3.20%	8.76	13.83	66,735,671	672,516,930	12.44%	15.29%	0.98%
LVIP Mondrian International Value Fund Standard Class
	2016		0.40%	2.70%	9.02	22.26	563,743	11,558,237	1.24%	3.60%	2.65%
	2015		0.40%	2.70%	8.70	21.80	628,928	12,634,030	-6.36%	-4.18%	2.78%
	2014		0.40%	2.70%	11.90	23.08	718,501	15,332,417	-5.14%	-3.80%	3.77%
	2013		1.30%	2.70%	12.52	23.46	794,784	17,910,281	18.60%	20.27%	2.50%
	2012		1.30%	2.70%	10.53	19.66	798,201	15,038,849	6.70%	8.20%	2.74%
LVIP Mondrian International Value Fund Service Class
	2016		0.30%	3.20%	8.67	20.70	21,180,600	272,429,401	0.49%	3.44%	2.49%
	2015		0.30%	3.18%	8.51	20.22	22,114,744	278,699,287	-7.04%	-4.64%	2.70%
	2014		0.63%	3.18%	9.51	21.36	22,620,521	301,725,103	-5.83%	-3.40%	3.72%
	2013		0.63%	3.18%	10.05	22.26	23,262,285	323,304,014	17.74%	20.78%	2.88%
	2012		0.65%	3.20%	8.50	18.56	7,898,412	108,228,121	5.90%	8.63%	2.67%
LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
	2016	10/20/16	0.65%	0.90%	9.57	9.63	19,155	183,420	3.51%	6.60%	1.56%
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
	2016		0.65%	2.95%	8.98	9.55	2,966,496	27,561,808	2.47%	4.85%	1.34%
	2015		0.65%	2.95%	8.77	9.08	2,123,933	19,025,104	-9.80%	-7.84%	1.63%
	2014	5/19/14	0.80%	2.95%	9.72	9.85	516,390	5,056,784	-5.26%	2.70%	3.04%
LVIP PIMCO Low Duration Bond Fund Standard Class
	2016		0.40%	1.70%	9.99	10.34	421,166	4,329,929	0.90%	2.22%	2.08%
	2015		0.40%	1.70%	10.05	10.12	149,857	1,512,236	0.76%	1.16%	3.08%
	2014	9/2/14	0.40%	0.80%	9.98	10.00	8,434	84,176	-0.60%	-0.33%	0.60%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP PIMCO Low Duration Bond Fund Service Class
	2016		0.30%	3.20%	$9.54	$10.30	35,691,768	$354,904,492	-0.85%	2.07%	1.46%
	2015		0.30%	3.20%	9.62	10.09	22,297,255	220,065,680	-1.88%	1.01%	1.71%
	2014	5/19/14	0.30%	3.20%	9.81	9.99	5,401,272	53,510,888	-1.61%	-0.19%	0.98%
LVIP Select Core Equity Managed Volatility Fund Standard Class
	2016		0.60%	1.70%	11.34	11.80	17,550	205,847	4.80%	5.95%	0.54%
	2015		0.60%	1.70%	10.82	11.13	55,938	621,392	-6.42%	-5.38%	2.25%
	2014		0.60%	1.70%	11.56	11.76	37,183	436,118	4.39%	5.49%	4.51%
	2013	11/14/13	0.65%	1.70%	11.07	11.15	10,150	112,800	2.47%	3.36%	1.67%
LVIP Select Core Equity Managed Volatility Fund Service Class
	2016		0.60%	3.20%	10.60	11.65	37,192,600	416,362,394	2.87%	5.58%	0.70%
	2015		0.60%	3.20%	10.30	11.03	38,465,190	412,240,126	-8.14%	-5.72%	1.51%
	2014		0.60%	3.20%	11.21	11.70	23,523,972	270,309,819	2.48%	5.18%	3.57%
	2013	5/20/13	0.60%	3.20%	10.94	11.13	8,656,233	95,635,695	4.63%	14.23%	1.77%
LVIP SSGA Bond Index Fund Standard Class
	2016		0.40%	1.85%	10.44	12.37	97,988	1,137,611	0.55%	1.87%	2.25%
	2015		0.40%	1.70%	10.25	12.17	63,453	741,796	-1.44%	-0.15%	3.31%
	2014		0.40%	1.70%	11.48	12.21	37,055	423,147	3.97%	5.12%	3.37%
	2013		0.60%	1.70%	11.04	11.58	14,497	164,424	-4.21%	-3.20%	4.11%
	2012	7/12/12	0.65%	1.70%	11.53	11.96	2,256	26,227	0.27%	0.42%	1.80%
LVIP SSGA Bond Index Fund Service Class
	2016		0.30%	3.20%	9.47	12.77	83,509,614	973,288,022	-1.18%	1.42%	1.88%
	2015		0.60%	3.20%	9.57	12.59	80,405,273	934,380,829	-3.10%	-0.60%	2.21%
	2014		0.60%	3.15%	9.87	12.68	83,120,936	981,948,234	2.21%	4.85%	1.59%
	2013		0.60%	3.15%	9.64	12.10	87,085,679	992,038,834	-5.83%	-3.44%	1.73%
	2012		0.65%	3.15%	10.24	12.53	83,692,180	997,851,378	0.39%	2.93%	2.22%
LVIP SSGA Conservative Index Allocation Fund Service Class
	2016		0.65%	3.00%	11.13	12.94	5,673,438	68,792,985	1.65%	4.06%	1.68%
	2015		0.65%	3.00%	10.95	12.44	5,459,576	64,280,361	-4.11%	-1.83%	1.86%
	2014		0.65%	3.00%	11.42	12.67	5,037,227	61,012,308	1.38%	3.79%	1.59%
	2013		0.65%	3.00%	11.27	12.21	4,858,768	57,187,856	3.38%	5.84%	1.31%
	2012		0.65%	3.00%	10.90	11.53	4,957,355	55,716,735	5.60%	8.11%	2.90%
LVIP SSGA Conservative Structured Allocation Fund Standard Class
	2016		0.40%	0.80%	10.62	10.62	55,420	588,244	6.41%	6.41%	2.16%
	2015		0.40%	0.40%	9.98	9.98	56,256	561,459	-2.25%	-2.25%	2.98%
	2014	11/17/14	0.40%	0.40%	10.21	10.21	16,276	166,185	0.41%	0.41%	3.83%
LVIP SSGA Conservative Structured Allocation Fund Service Class
	2016		0.30%	3.00%	10.58	13.05	15,154,704	185,475,352	3.42%	6.25%	1.87%
	2015		0.30%	3.00%	10.85	12.32	15,209,136	177,202,319	-5.00%	-2.74%	2.29%
	2014		0.65%	3.15%	11.07	12.67	15,729,078	189,999,017	2.01%	4.59%	2.21%
	2013		0.65%	3.15%	10.85	12.11	16,283,286	189,828,966	3.49%	6.11%	1.73%
	2012		0.65%	3.15%	10.48	11.42	17,898,932	198,661,657	4.74%	7.39%	3.92%
LVIP SSGA Developed International 150 Fund Standard Class
	2016		0.40%	1.90%	9.64	16.85	31,097	410,684	7.66%	9.29%	3.96%
	2015		0.40%	1.90%	8.92	15.44	23,110	284,992	-6.10%	-4.68%	3.27%
	2014		0.40%	1.90%	11.38	16.18	18,936	253,336	-0.99%	0.26%	6.42%
	2013	2/8/13	0.65%	1.90%	11.49	16.14	1,864	24,964	14.46%	15.32%	5.33%
LVIP SSGA Developed International 150 Fund Service Class
	2016		0.30%	3.00%	9.59	14.06	12,907,507	136,821,705	6.23%	9.14%	3.24%
	2015		0.30%	3.00%	8.89	13.02	13,881,988	136,712,693	-7.36%	-4.82%	2.69%
	2014		0.30%	3.00%	9.72	14.04	13,887,185	145,571,689	-2.33%	-0.01%	2.97%
	2013		0.65%	3.00%	9.93	14.37	14,069,224	149,031,537	16.47%	19.24%	2.40%
	2012		0.65%	3.00%	8.51	12.33	15,786,539	141,627,471	10.07%	12.63%	2.40%
LVIP SSGA Emerging Markets 100 Fund Standard Class
	2016		0.40%	1.90%	8.06	15.09	46,544	613,567	13.26%	14.97%	2.64%
	2015		0.40%	1.90%	7.11	13.15	43,400	514,809	-18.60%	-17.38%	4.93%
	2014		0.40%	1.90%	8.74	15.95	30,189	462,463	-5.19%	-3.95%	3.72%
	2013		0.60%	1.90%	9.22	16.60	17,442	279,682	-4.66%	-3.41%	3.07%
	2012		0.60%	1.90%	16.52	16.52	6,313	104,207	10.75%	10.75%	4.73%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Emerging Markets 100 Fund Service Class
	2016		0.30%	3.15%	$7.35	$12.39	14,979,878	$161,977,817	11.59%	14.81%	2.32%
	2015		0.30%	3.15%	6.59	11.08	16,052,711	153,201,469	-19.82%	-17.79%	4.26%
	2014		0.65%	3.15%	8.22	13.79	14,465,410	169,702,676	-6.60%	-4.24%	2.73%
	2013		0.65%	3.15%	8.80	14.74	14,368,529	177,864,010	-6.08%	-3.70%	2.04%
	2012		0.65%	3.15%	9.37	15.66	13,590,884	176,646,426	8.90%	11.66%	2.42%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class
	2016		0.60%	0.90%	15.67	16.02	35,235	541,568	4.68%	4.99%	1.77%
	2015		0.60%	0.90%	14.97	15.26	32,703	497,007	-7.36%	-7.08%	5.91%
	2014		0.60%	1.70%	15.44	16.42	13,756	222,653	2.22%	3.34%	3.08%
	2013		0.60%	1.70%	15.68	15.89	13,034	200,129	8.82%	9.15%	5.24%
	2012	9/4/12	0.60%	0.90%	14.41	14.56	4,351	63,094	-0.01%	4.07%	2.41%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class
	2016		0.60%	3.20%	9.65	13.16	69,737,202	837,564,233	2.04%	4.68%	1.56%
	2015		0.65%	3.20%	9.41	12.86	74,854,612	866,175,460	-9.69%	-7.35%	2.83%
	2014		0.65%	3.20%	10.37	14.21	70,165,415	885,053,206	0.44%	3.04%	2.19%
	2013		0.65%	3.20%	10.28	14.11	59,096,862	732,112,426	6.09%	8.82%	2.28%
	2012		0.65%	3.20%	9.65	13.27	31,954,603	367,052,105	7.44%	10.16%	3.41%
LVIP SSGA International Index Fund Standard Class
	2016		0.40%	1.90%	9.04	15.08	78,843	884,263	-0.90%	0.59%	3.11%
	2015		0.40%	1.90%	8.99	15.02	73,618	794,436	-3.08%	-1.61%	3.25%
	2014		0.40%	1.90%	14.38	15.29	32,119	416,234	-7.43%	-6.41%	3.97%
	2013		0.60%	1.70%	16.30	16.34	10,493	170,136	20.20%	20.26%	1.97%
	2012	5/16/12	0.60%	0.65%	13.56	13.59	2,485	33,709	18.03%	22.12%	2.50%
LVIP SSGA International Index Fund Service Class
	2016		0.30%	3.00%	7.98	13.27	29,233,587	258,367,811	-2.24%	0.44%	2.67%
	2015		0.30%	3.00%	8.15	13.25	28,875,632	257,372,034	-4.38%	-2.05%	2.22%
	2014		0.60%	3.00%	8.51	13.40	29,861,518	274,485,051	-8.86%	-6.69%	2.42%
	2013		0.65%	3.00%	9.33	14.51	30,268,833	301,347,579	17.13%	19.91%	1.51%
	2012		0.65%	3.00%	7.95	12.38	24,895,325	208,702,144	14.39%	17.05%	1.66%
LVIP SSGA International Managed Volatility Fund Standard Class
	2016	11/15/16	0.65%	1.90%	8.21	8.52	17,317	143,926	-0.49%	2.33%	1.29%
LVIP SSGA International Managed Volatility Fund Service Class
	2016		0.30%	3.20%	7.85	8.47	40,902,999	335,913,199	-6.79%	-4.38%	2.07%
	2015		0.60%	3.15%	8.45	8.86	9,188,993	79,614,522	-6.60%	-4.33%	3.26%
	2014	1/7/14	0.60%	3.00%	9.04	9.26	1,647,011	15,091,764	-12.34%	-4.71%	4.04%
LVIP SSGA Large Cap 100 Fund Standard Class
	2016		0.40%	2.15%	12.73	32.18	102,562	2,268,617	18.94%	21.04%	2.27%
	2015		0.40%	2.15%	10.52	26.64	79,295	1,674,464	-6.70%	-5.05%	2.91%
	2014		0.40%	2.15%	17.50	28.02	73,723	1,636,051	14.24%	15.97%	3.30%
	2013		0.65%	2.15%	24.16	24.16	43,459	791,897	34.97%	34.97%	5.67%
	2012	12/17/12	0.65%	0.65%	17.90	17.90	210	3,764	0.29%	0.29%	0.00%
LVIP SSGA Large Cap 100 Fund Service Class
	2016		0.30%	3.15%	12.68	26.43	15,129,275	306,974,425	17.47%	20.86%	2.01%
	2015		0.30%	3.15%	10.49	22.46	16,840,070	286,594,249	-7.86%	-5.20%	2.37%
	2014		0.30%	3.15%	16.62	24.32	17,880,867	325,179,992	12.83%	15.68%	2.22%
	2013		0.65%	3.15%	14.73	21.51	19,935,882	316,760,013	31.30%	34.62%	1.93%
	2012		0.65%	3.15%	11.22	16.35	23,390,895	279,058,585	8.48%	11.22%	1.33%
LVIP SSGA Large Cap Managed Volatility Fund Standard Class
	2016		0.65%	0.90%	11.65	11.77	2,856	33,289	7.23%	7.56%	1.64%
	2015		0.65%	0.90%	10.94	10.94	2,858	31,051	-5.78%	-5.78%	4.75%
	2014		0.65%	0.65%	11.61	11.61	122	1,417	5.82%	5.82%	1.92%
	2013	7/2/13	0.65%	0.65%	10.97	10.97	129	1,412	11.12%	11.12%	1.50%
LVIP SSGA Large Cap Managed Volatility Fund Service Class
	2016		0.60%	3.20%	10.62	11.65	23,551,490	264,499,043	4.53%	7.23%	1.64%
	2015		0.65%	3.20%	10.16	10.86	16,332,756	172,633,442	-8.37%	-6.00%	1.76%
	2014		0.65%	3.20%	11.12	11.56	8,699,562	98,855,910	3.09%	5.54%	3.16%
	2013	5/21/13	0.65%	3.00%	10.79	10.95	2,385,134	25,947,518	2.68%	10.29%	2.63%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Moderate Index Allocation Fund Service Class
	2016		0.60%	3.20%	$11.34	$13.98	15,471,018	$201,980,295	3.02%	5.74%	1.71%
	2015		0.60%	3.20%	11.01	13.22	15,160,769	189,010,996	-4.81%	-2.30%	1.56%
	2014		0.60%	3.20%	11.56	13.53	14,787,994	190,721,763	0.87%	3.53%	1.85%
	2013		0.60%	3.20%	11.46	13.07	13,875,395	174,568,913	8.65%	11.51%	1.29%
	2012		0.60%	3.20%	10.56	11.68	11,876,296	135,403,254	7.97%	10.59%	2.38%
LVIP SSGA Moderate Structured Allocation Fund Standard Class
	2016		0.40%	0.40%	10.77	10.77	17,127	184,448	8.83%	8.83%	2.20%
	2015	1/20/15	0.40%	0.40%	9.90	9.90	17,102	169,228	-3.04%	-3.04%	5.24%
LVIP SSGA Moderate Structured Allocation Fund Service Class
	2016		0.30%	3.20%	10.73	14.14	58,020,140	765,659,421	5.57%	8.68%	1.91%
	2015		0.30%	3.20%	10.89	13.05	61,184,827	752,630,226	-6.00%	-3.53%	2.52%
	2014		0.60%	3.20%	11.58	13.53	64,486,754	830,390,736	1.98%	4.66%	2.42%
	2013		0.60%	3.20%	11.36	12.90	69,297,730	861,705,250	8.99%	11.80%	2.34%
	2012		0.65%	3.20%	10.43	11.54	47,682,796	535,387,963	6.85%	9.55%	3.72%
LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class
	2016		0.65%	3.20%	11.47	14.18	12,371,754	164,534,401	3.73%	6.41%	1.74%
	2015		0.65%	3.20%	11.06	13.33	12,525,058	158,020,143	-5.36%	-2.91%	1.59%
	2014		0.65%	3.20%	11.69	13.73	12,652,800	166,055,729	0.48%	3.08%	1.91%
	2013		0.65%	3.20%	11.63	13.32	12,507,329	160,686,710	10.92%	13.78%	1.31%
	2012		0.65%	3.20%	10.64	11.70	11,219,554	127,959,706	9.25%	11.84%	2.25%
LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class
	2016	3/28/16	0.40%	0.40%	10.79	10.79	59,649	643,902	9.35%	9.35%	2.17%
LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class
	2016		0.30%	3.15%	10.75	14.60	30,504,640	416,609,301	6.78%	9.87%	2.00%
	2015		0.30%	3.20%	9.79	13.34	32,056,760	403,797,689	-6.76%	-4.01%	2.85%
	2014		0.30%	3.20%	11.89	13.94	32,084,393	426,551,480	1.71%	4.34%	2.70%
	2013		0.65%	3.20%	11.69	13.36	31,418,682	404,618,283	11.26%	14.14%	2.21%
	2012		0.65%	3.20%	10.95	11.71	31,366,763	357,707,878	7.83%	10.39%	3.99%
LVIP SSGA S&P 500 Index Fund Standard Class
	2016		0.40%	2.75%	12.29	27.09	2,040,659	38,550,462	8.72%	11.31%	2.00%
	2015		0.40%	2.75%	11.04	24.39	1,975,673	32,697,167	-1.43%	0.77%	1.83%
	2014		0.40%	2.60%	14.85	24.25	2,174,940	36,149,470	10.52%	12.75%	1.88%
	2013		0.60%	2.60%	13.44	21.45	2,441,004	36,194,110	28.61%	31.15%	2.35%
	2012		0.65%	2.60%	10.45	11.44	141,381	1,630,111	12.68%	14.04%	0.86%
LVIP SSGA S&P 500 Index Fund Service Class
	2016		0.30%	3.20%	12.12	22.25	53,129,556	911,586,037	7.97%	11.14%	1.67%
	2015		0.30%	3.20%	11.02	20.56	54,705,403	855,810,465	-2.26%	0.61%	1.64%
	2014		0.30%	3.20%	13.72	20.98	54,354,571	857,087,479	9.58%	12.41%	1.65%
	2013		0.65%	3.20%	12.46	19.10	59,168,258	838,667,663	27.60%	30.82%	1.44%
	2012		0.65%	3.15%	9.73	14.94	45,862,651	502,663,971	11.78%	14.61%	0.76%
LVIP SSGA Small-Cap Index Fund Standard Class
	2016		0.40%	1.90%	12.19	28.11	139,819	3,132,109	18.41%	20.20%	1.51%
	2015		0.40%	1.90%	10.14	23.43	118,255	2,000,553	-6.51%	-5.10%	1.09%
	2014		0.40%	1.90%	16.08	24.74	66,149	1,427,063	2.70%	4.05%	1.00%
	2013		0.60%	1.90%	15.66	23.77	28,036	625,775	35.31%	37.08%	1.75%
	2012		0.60%	1.90%	16.67	16.67	3,759	61,884	13.94%	13.94%	1.24%
LVIP SSGA Small-Cap Index Fund Service Class
	2016		0.30%	3.20%	12.01	23.08	18,469,172	274,904,324	16.59%	20.02%	1.06%
	2015		0.30%	3.20%	10.12	19.75	20,044,094	251,759,365	-7.95%	-5.24%	0.69%
	2014		0.30%	3.20%	12.25	21.40	20,318,198	272,886,482	1.12%	3.77%	0.58%
	2013		0.60%	3.20%	12.07	21.11	22,742,885	297,575,702	33.24%	36.67%	0.62%
	2012		0.65%	3.20%	9.03	15.80	14,853,295	143,442,614	11.97%	14.86%	0.46%
LVIP SSGA SMID Cap Managed Volatility Fund Standard Class
	2016		0.65%	1.70%	11.02	11.45	11,735	133,709	13.46%	14.66%	0.99%
	2015		0.65%	1.70%	9.71	9.99	15,652	155,922	-10.23%	-9.28%	0.82%
	2014		0.65%	1.70%	11.01	11.01	7,373	80,913	-2.04%	-2.04%	1.29%
	2013	12/19/13	0.65%	0.65%	11.24	11.24	3,565	40,066	3.04%	3.04%	1.09%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA SMID Cap Managed Volatility Fund Service Class
	2016		0.60%	3.20%	$10.34	$11.37	24,557,411	$268,442,037	11.48%	14.42%	1.04%
	2015		0.60%	3.20%	9.28	9.94	18,004,358	173,814,321	-11.78%	-9.45%	0.70%
	2014		0.60%	3.20%	10.52	10.96	8,275,647	89,207,699	-4.73%	-2.27%	1.30%
	2013	5/20/13	0.65%	3.20%	11.04	11.22	2,436,000	27,146,121	2.73%	11.29%	2.08%
LVIP SSGA Small-Mid Cap 200 Fund Standard Class
	2016		0.40%	2.15%	12.51	31.75	90,681	2,178,215	27.32%	29.57%	2.13%
	2015		0.40%	2.15%	9.65	24.56	87,536	1,642,914	-8.82%	-7.21%	2.78%
	2014		0.40%	2.15%	15.23	26.52	75,395	1,469,320	2.08%	3.68%	4.59%
	2013		0.60%	2.15%	25.50	25.50	38,577	792,799	33.62%	33.62%	7.43%
	2012	7/18/12	0.65%	0.65%	19.09	19.09	1,129	21,540	7.77%	7.77%	2.82%
LVIP SSGA Small-Mid Cap 200 Fund Service Class
	2016		0.30%	3.20%	12.46	26.08	5,867,521	132,384,924	25.93%	29.37%	1.87%
	2015		0.30%	3.15%	9.63	20.70	6,127,104	108,191,274	-9.96%	-7.36%	2.31%
	2014		0.30%	3.15%	14.46	22.94	5,695,923	110,563,563	0.82%	3.37%	3.13%
	2013		0.65%	3.15%	14.35	22.71	5,835,284	110,745,734	30.00%	33.29%	2.37%
	2012		0.65%	3.15%	11.04	17.43	6,502,550	93,579,793	10.02%	12.81%	2.26%
LVIP T. Rowe Price Growth Stock Fund Standard Class
	2016		0.40%	0.40%	12.36	12.36	55,369	684,497	0.99%	0.99%	0.13%
	2015		0.40%	0.40%	12.24	12.24	9,393	114,980	10.29%	10.29%	0.00%
	2014	7/24/14	0.40%	0.40%	11.10	11.10	4,568	50,706	3.89%	3.89%	0.00%
LVIP T. Rowe Price Growth Stock Fund Service Class
	2016		0.30%	3.20%	12.18	23.02	14,466,377	233,936,283	-2.04%	0.84%	0.00%
	2015		0.30%	3.20%	12.21	23.44	15,980,655	258,976,178	7.18%	10.12%	0.00%
	2014		0.30%	3.00%	13.54	21.86	11,919,254	177,584,848	5.24%	7.74%	0.00%
	2013		0.65%	3.00%	12.85	20.76	13,530,291	188,596,407	34.61%	37.81%	0.00%
	2012		0.65%	3.00%	9.53	15.42	14,060,882	143,608,085	14.59%	17.25%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	2016		0.40%	3.00%	12.13	32.11	109,223	2,922,167	4.37%	7.13%	0.27%
	2015		0.40%	3.00%	15.90	30.25	109,041	2,836,264	-0.92%	0.78%	0.13%
	2014		1.30%	3.00%	16.05	30.01	103,895	2,726,197	8.29%	10.15%	0.22%
	2013		1.30%	3.00%	14.82	27.25	112,290	2,692,674	30.82%	33.06%	0.00%
	2012		1.30%	3.00%	13.18	20.64	126,393	2,298,791	13.09%	14.80%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	2016		0.30%	3.20%	12.08	30.83	4,745,656	116,828,253	3.91%	6.97%	0.05%
	2015		0.30%	3.20%	15.54	29.13	4,884,187	115,246,446	-1.36%	1.19%	0.00%
	2014		0.65%	3.20%	15.75	28.99	3,954,096	93,424,091	7.80%	10.58%	0.00%
	2013		0.65%	3.20%	14.64	26.40	4,027,389	87,518,859	30.29%	33.59%	0.00%
	2012		0.65%	3.15%	11.49	19.90	4,766,371	80,236,899	12.64%	15.26%	0.00%
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
	2016		0.65%	0.65%	9.92	9.92	3,375	33,484	3.40%	3.40%	1.18%
	2015	11/5/15	0.65%	0.65%	9.59	9.59	3,446	33,058	-1.90%	-1.90%	1.36%
LVIP U.S. Growth Allocation Managed Risk Fund Service Class
	2016		0.65%	3.20%	9.50	9.88	59,973,879	584,411,163	0.75%	3.14%	1.32%
	2015	5/18/15	0.65%	3.00%	9.43	9.58	24,692,694	235,159,439	-6.26%	-0.07%	2.32%
LVIP Vanguard Domestic Equity ETF Fund Standard Class
	2016		0.40%	1.90%	12.04	17.24	37,903	615,616	10.03%	11.69%	1.63%
	2015		0.40%	1.90%	10.78	15.47	36,788	530,619	-2.19%	-0.71%	1.74%
	2014		0.40%	1.90%	14.89	15.61	31,272	451,338	10.10%	11.54%	2.01%
	2013		0.60%	1.90%	13.53	13.99	27,270	375,037	28.07%	29.74%	1.36%
	2012	6/22/12	0.60%	1.90%	10.56	10.79	10,419	112,131	-0.96%	9.08%	1.88%
LVIP Vanguard Domestic Equity ETF Fund Service Class
	2016		0.30%	3.20%	11.99	18.64	8,417,562	135,752,026	8.34%	11.52%	1.41%
	2015		0.30%	3.20%	13.56	16.80	7,371,010	107,974,953	-3.69%	-1.20%	1.45%
	2014		0.65%	3.20%	14.08	17.04	6,643,364	99,287,489	8.41%	11.21%	1.69%
	2013		0.65%	3.20%	12.99	15.35	5,998,517	81,252,076	26.10%	29.36%	1.12%
	2012		0.65%	3.20%	10.31	11.89	4,232,339	44,730,410	11.32%	14.13%	1.59%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Vanguard International Equity ETF Fund Standard Class
	2016		0.40%	1.90%	$9.33	$10.73	69,716	$718,874	1.77%	3.30%	2.04%
	2015		0.40%	1.90%	9.03	10.40	67,448	685,549	-4.78%	-3.34%	3.30%
	2014		0.40%	1.90%	10.29	10.79	36,374	384,735	-6.44%	-5.21%	2.13%
	2013		0.60%	1.90%	11.00	11.38	32,064	359,162	12.59%	14.08%	4.76%
	2012	3/26/12	0.60%	1.90%	9.77	9.97	5,807	57,783	1.29%	18.64%	7.35%
LVIP Vanguard International Equity ETF Fund Service Class
	2016		0.30%	3.20%	9.14	11.32	7,548,952	75,748,351	0.20%	3.06%	2.05%
	2015		0.30%	3.20%	9.12	11.03	6,828,594	67,184,750	-6.24%	-3.81%	2.26%
	2014		0.65%	3.20%	9.72	11.49	5,333,936	55,028,501	-7.88%	-5.50%	2.05%
	2013		0.65%	3.20%	10.56	12.18	3,780,849	41,605,443	10.86%	13.72%	2.24%
	2012		0.65%	3.20%	9.53	10.74	2,676,477	26,145,484	15.35%	18.27%	5.00%
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class
	2015	2/20/15	0.65%	0.90%	9.66	9.70	9,027	87,497	-8.13%	0.22%	0.85%
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class
	2015		0.60%	3.20%	9.28	9.65	7,058,558	66,898,619	-7.60%	-5.36%	0.41%
	2014	5/23/14	0.60%	3.00%	10.04	10.19	1,133,185	11,470,979	-3.04%	8.82%	2.02%
LVIP Wellington Capital Growth Fund Service Class
	2016		0.30%	3.15%	11.92	20.84	17,647,143	293,769,550	-3.24%	-0.45%	0.00%
	2015		0.30%	3.15%	14.01	21.49	18,605,082	313,479,427	5.77%	8.44%	0.00%
	2014		0.65%	3.15%	13.20	20.28	20,181,591	316,319,544	7.65%	10.37%	0.00%
	2013		0.65%	3.15%	12.22	18.80	22,655,444	323,041,540	31.66%	34.79%	0.00%
	2012		0.65%	3.00%	9.26	14.27	25,591,881	271,319,390	15.26%	18.00%	0.00%
LVIP Wellington Mid-Cap Value Fund Standard Class
	2016	1/19/16	0.40%	0.40%	11.37	11.37	22,294	253,400	27.63%	27.63%	0.56%
LVIP Wellington Mid-Cap Value Fund Service Class
	2016		0.30%	3.20%	11.32	23.34	6,051,525	85,409,064	9.23%	12.45%	0.25%
	2015		0.30%	3.20%	10.07	21.31	5,875,292	74,397,028	-4.85%	-2.05%	0.17%
	2014		0.30%	3.20%	11.81	22.35	10,536,038	137,001,352	4.62%	7.32%	0.14%
	2013		0.65%	3.20%	11.25	21.31	5,852,727	71,933,341	29.60%	32.95%	0.23%
	2012		0.65%	3.20%	8.65	16.40	6,254,372	58,307,396	19.92%	23.01%	0.14%
MFS VIT Core Equity Series Service Class
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.63%
	2014		1.30%	2.65%	16.11	23.66	128,539	2,602,187	8.07%	9.54%	0.53%
	2013		1.30%	2.65%	14.89	21.60	150,821	2,787,669	30.72%	32.50%	0.79%
	2012		1.30%	2.65%	11.37	16.30	153,734	2,143,823	12.92%	14.45%	0.47%
MFS VIT Growth Series Initial Class
	2016		0.40%	2.35%	21.90	30.29	147,407	3,180,899	0.06%	1.02%	0.04%
	2015		1.40%	2.35%	21.68	30.21	152,724	3,321,139	5.06%	6.06%	0.16%
	2014		1.40%	2.35%	20.44	28.70	158,635	3,260,919	6.42%	7.43%	0.10%
	2013		1.40%	2.35%	19.03	26.91	178,292	3,411,475	33.68%	34.95%	0.23%
	2012		1.40%	2.35%	14.10	20.09	194,320	2,756,529	14.66%	15.76%	0.00%
MFS VIT Growth Series Service Class
	2016		0.30%	3.20%	10.42	30.49	4,182,290	79,213,282	-0.79%	1.87%	0.00%
	2015		0.30%	2.95%	10.38	30.40	3,425,811	64,088,413	4.18%	6.61%	0.00%
	2014		0.65%	3.15%	9.85	28.86	2,896,838	50,741,615	5.31%	7.98%	0.00%
	2013		0.65%	3.15%	9.23	27.05	2,388,555	39,011,618	32.26%	35.61%	0.13%
	2012		0.65%	3.15%	6.88	20.19	2,031,830	24,495,882	13.45%	16.32%	0.00%
MFS VIT Total Return Series Initial Class
	2016		1.40%	2.35%	18.64	22.33	342,775	7,575,360	6.56%	7.57%	2.59%
	2015		1.40%	2.35%	17.49	20.76	368,176	7,565,445	-2.69%	-1.76%	2.55%
	2014		1.40%	2.35%	17.97	21.13	434,113	9,082,276	5.97%	6.99%	1.83%
	2013		1.40%	2.35%	16.96	19.75	523,192	10,232,408	16.28%	17.39%	1.72%
	2012		1.40%	2.35%	14.53	16.82	641,850	10,712,722	8.67%	9.71%	2.73%
MFS VIT Total Return Series Service Class
	2016		0.30%	3.25%	15.36	15.36	1,895,002	30,235,182	8.00%	8.00%	2.60%
	2015		0.75%	0.75%	14.23	14.23	332	4,724	-1.33%	-1.33%	0.83%
	2014	1/10/14	0.75%	1.95%	14.42	17.38	794	13,179	2.11%	7.29%	2.59%
	2012		0.65%	3.00%	10.78	15.45	21,159,447	278,375,650	7.66%	10.22%	2.49%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
MFS VIT Utilities Series Initial Class
	2016		0.40%	2.35%	$9.65	$43.31	219,048	$7,254,702	8.88%	11.03%	3.56%
	2015		0.40%	2.35%	8.69	39.69	252,468	7,611,161	-16.51%	-14.86%	4.09%
	2014		0.40%	2.35%	31.76	47.45	297,483	10,684,081	10.11%	11.17%	2.07%
	2013		1.40%	2.35%	28.63	43.00	329,869	10,793,626	17.72%	18.84%	2.31%
	2012		1.40%	2.35%	24.14	36.46	368,766	10,154,800	10.85%	11.91%	6.65%
MFS VIT Utilities Series Service Class
	2016		0.30%	3.20%	9.61	43.64	7,967,828	195,373,173	7.73%	10.90%	3.37%
	2015		0.30%	3.20%	12.12	39.96	8,343,493	187,475,679	-17.44%	-15.31%	3.95%
	2014		0.65%	3.20%	14.69	47.76	8,596,870	233,370,004	8.92%	11.74%	1.91%
	2013		0.65%	3.20%	13.48	43.26	8,857,378	217,755,613	16.43%	19.44%	2.07%
	2012		0.65%	3.20%	11.58	36.65	9,710,700	202,449,105	9.65%	12.48%	6.46%
MFS VIT II Core Equity Portfolio Service Class
	2016		1.30%	2.65%	16.95	25.50	103,555	2,204,695	8.17%	9.63%	0.44%
	2015	3/27/15	1.30%	2.65%	15.65	23.26	118,784	2,350,101	-4.66%	-3.67%	0.29%
MFS VIT II International Value Series Initial Class
	2016		0.40%	0.40%	10.76	10.76	30,083	323,804	3.63%	3.63%	1.44%
	2015		0.40%	0.40%	10.39	10.39	15,106	156,900	6.23%	6.23%	2.21%
	2014	12/26/14	0.40%	0.40%	9.78	9.78	7,060	69,032	-1.37%	-1.37%	0.00%
MFS VIT II International Value Series Service Class
	2016		0.30%	1.65%	10.35	10.72	1,663,316	17,422,808	2.14%	3.53%	1.14%
	2015		0.30%	1.65%	10.13	10.36	1,036,935	10,588,129	4.58%	6.00%	2.28%
	2014	6/27/14	0.30%	1.65%	9.69	9.77	179,168	1,740,765	-4.68%	-0.41%	1.13%
Morgan Stanley UIF Growth Portfolio Class II
	2016		0.65%	2.55%	21.51	37.83	51,141	1,581,220	-4.06%	-2.56%	0.00%
	2015		0.65%	2.30%	18.10	38.83	54,729	1,801,323	9.42%	11.24%	0.00%
	2014		0.65%	2.30%	19.90	34.90	59,632	1,743,735	3.68%	5.40%	0.00%
	2013		0.65%	2.30%	18.74	33.11	70,080	1,998,069	44.51%	46.76%	0.21%
	2012		0.65%	2.20%	12.90	22.56	80,314	1,585,107	11.96%	13.31%	0.00%
Neuberger Berman AMT Mid Cap Growth Portfolio I Class
	2012		1.15%	2.90%	13.79	21.86	1,992,717	36,876,586	9.31%	11.13%	0.00%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class
	2016		1.15%	3.15%	15.51	31.10	994,823	28,198,288	12.57%	14.84%	0.59%
	2015		1.15%	3.15%	13.72	27.17	1,170,110	29,139,938	-10.96%	-9.38%	0.74%
	2014		1.15%	2.90%	15.38	30.19	1,351,272	37,598,861	10.58%	12.54%	1.04%
	2013		1.15%	2.90%	14.70	27.02	1,643,558	40,691,909	33.14%	35.48%	1.15%
	2012		1.15%	2.90%	10.97	20.08	1,996,543	36,696,208	12.28%	14.21%	0.59%
Oppenheimer Global Fund/VA Service Shares
	2016		0.65%	2.20%	13.59	25.25	354,127	7,763,619	-2.33%	-0.80%	0.72%
	2015		0.65%	2.20%	13.89	25.45	360,739	7,985,822	1.42%	3.00%	1.06%
	2014		0.65%	2.20%	13.68	24.71	396,094	8,514,677	-0.17%	1.39%	0.86%
	2013		0.65%	2.20%	13.68	24.37	413,888	8,792,629	24.35%	26.17%	1.17%
	2012		0.65%	2.10%	11.00	19.32	451,145	7,598,199	18.44%	20.17%	1.93%
Oppenheimer International Growth Fund/VA Non-Service Shares
	2016		0.40%	0.80%	8.99	9.08	58,733	532,819	-2.90%	-2.51%	1.04%
	2015		0.40%	0.80%	9.26	9.32	59,618	554,988	2.61%	3.02%	1.19%
	2014	9/22/14	0.40%	0.80%	9.02	9.04	58,349	527,486	-3.86%	2.07%	0.00%
Oppenheimer International Growth Fund/VA Service Shares
	2016		0.30%	1.65%	8.72	9.04	964,138	8,511,287	-4.31%	-3.01%	0.77%
	2015		0.30%	1.65%	9.11	9.20	645,587	5,928,744	1.42%	1.99%	0.70%
	2014	6/30/14	1.10%	1.65%	8.98	9.02	133,741	1,204,995	-9.94%	-5.22%	0.00%
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares
	2016		0.40%	0.40%	12.25	12.25	39,236	480,830	17.58%	17.58%	0.49%
	2015	1/20/15	0.40%	0.40%	10.42	10.42	3,478	36,248	-2.86%	-2.86%	1.20%
Oppenheimer Main Street Small Cap Fund/VA Service Shares
	2016		0.30%	1.65%	11.77	12.20	676,356	8,052,027	15.75%	17.32%	0.23%
	2015		0.30%	1.65%	10.17	10.26	438,963	4,495,929	-7.63%	-7.12%	0.68%
	2014	6/27/14	1.10%	1.65%	11.01	11.05	78,643	868,036	6.41%	11.95%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
PIMCO VIT All Asset All Authority Portfolio Advisor Class
	2016		0.30%	1.65%	$8.94	$9.03	190,951	$1,712,857	11.86%	12.31%	2.97%
	2015		1.10%	1.50%	7.99	8.04	111,256	891,058	-13.71%	-13.36%	2.96%
	2014	7/10/14	1.10%	1.65%	9.25	9.28	80,259	744,225	-8.62%	-6.62%	6.83%
PIMCO VIT All Asset All Authority Portfolio Institutional Class
	2016		0.40%	0.80%	9.16	9.25	10,628	98,215	12.88%	13.33%	3.20%
	2015		0.40%	0.80%	8.17	8.17	23,948	195,479	-12.52%	-12.52%	3.50%
	2014	9/15/14	0.40%	0.40%	9.33	9.33	10,366	96,766	-6.31%	-6.31%	7.83%
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class
	2016		0.30%	2.75%	7.18	8.60	1,603,051	12,900,874	11.76%	14.13%	0.93%
	2015		0.65%	2.75%	6.32	7.54	1,365,622	9,729,125	-27.68%	-26.14%	4.22%
	2014		0.65%	2.80%	8.67	10.20	1,160,090	11,263,973	-20.83%	-19.15%	0.27%
	2013		0.65%	2.75%	10.58	12.62	1,018,149	12,296,157	-16.86%	-15.27%	1.67%
	2012		0.65%	2.80%	12.56	14.90	970,247	13,956,075	2.23%	4.44%	2.44%
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class
	2016		0.40%	0.40%	6.31	6.31	4,810	30,337	14.76%	14.76%	1.15%
	2015		0.40%	0.40%	5.50	5.50	5,175	28,443	-25.88%	-25.88%	1.79%
	2014	9/12/14	0.40%	0.40%	7.41	7.41	556	4,126	-16.96%	-16.96%	0.28%
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class
	2016		0.30%	1.65%	10.20	10.35	285,943	2,951,008	11.38%	11.99%	4.71%
	2015		1.10%	1.65%	9.16	9.24	155,282	1,432,749	-3.94%	-3.41%	5.26%
	2014	7/8/14	1.10%	1.65%	9.53	9.56	87,196	833,472	-7.47%	-5.25%	2.55%
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class
	2016		0.40%	0.40%	10.61	10.61	2,220	23,565	13.06%	13.06%	5.06%
	2015	5/11/15	0.40%	0.40%	9.39	9.39	697	6,547	-6.68%	-6.68%	3.63%
PIMCO VIT Unconstrained Bond Portfolio Advisor Class
	2016		0.30%	1.65%	9.93	10.08	351,061	3,522,085	2.92%	3.49%	1.51%
	2015		1.10%	1.65%	9.65	9.74	273,509	2,656,937	-3.39%	-2.86%	4.55%
	2014	7/18/14	0.30%	1.65%	9.99	10.08	55,732	558,170	-0.62%	0.23%	0.62%
PIMCO VIT Unconstrained Bond Portfolio Institutional Class
	2016		0.40%	0.40%	10.33	10.33	3,225	33,325	4.48%	4.48%	1.70%
	2015	1/9/15	0.40%	0.40%	9.89	9.89	2,234	22,095	-1.86%	-1.86%	4.23%
Putnam VT Absolute Return 500 Fund Class IA
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.39%
	2015	9/30/15	0.40%	0.40%	10.22	10.22	943	9,644	-0.20%	-0.20%	0.00%
Putnam VT Absolute Return 500 Fund Class IB
	2016		0.30%	1.65%	9.87	10.01	218,153	2,177,917	-0.95%	-0.40%	3.21%
	2015		1.10%	1.65%	9.99	10.05	239,428	2,402,565	-2.02%	-1.63%	0.05%
	2014	7/17/14	1.10%	1.50%	10.19	10.22	80,141	818,364	1.70%	2.31%	0.00%
Putnam VT Global Health Care Fund Class IA
	2016		0.40%	0.40%	8.92	8.92	2,153	19,211	-11.50%	-11.50%	0.00%
	2015	8/20/15	0.40%	0.40%	10.08	10.08	1,939	19,563	-3.44%	-3.44%	0.00%
Putnam VT Global Health Care Fund Class IB
	2016		0.30%	2.20%	8.76	25.73	643,384	8,166,716	-13.28%	-11.62%	0.00%
	2015		0.30%	2.20%	23.67	29.41	610,533	9,761,142	5.44%	6.39%	0.00%
	2014		1.30%	2.65%	22.39	27.64	280,068	6,660,175	24.31%	25.99%	0.27%
	2013		1.30%	2.65%	17.89	21.94	214,575	4,055,822	37.97%	39.84%	1.22%
	2012		1.30%	2.65%	12.88	15.69	368,991	5,014,006	19.08%	20.69%	1.09%
Putnam VT Growth & Income Fund Class IB
	2016		1.40%	2.45%	17.59	21.62	65,333	1,220,820	12.35%	13.42%	1.61%
	2015		1.30%	2.35%	15.59	19.24	74,485	1,229,146	-9.68%	-8.73%	1.90%
	2014		1.30%	2.35%	14.04	21.30	96,045	1,738,887	8.16%	9.30%	1.33%
	2013		1.30%	2.35%	12.97	19.70	105,381	1,744,914	32.53%	33.93%	1.56%
	2012		1.30%	2.35%	9.77	14.86	103,687	1,285,320	16.37%	17.60%	1.78%
Putnam VT Income Fund Class IB
	2016		0.30%	1.65%	9.59	9.81	417,684	4,034,433	0.33%	1.69%	3.38%
	2015	6/23/15	0.30%	1.65%	9.56	9.64	214,052	2,051,661	-2.97%	-1.13%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
SIPT VP Market Growth Strategy Fund Class III
	2016		1.10%	1.65%	$10.03	$10.17	174,241	$1,759,951	5.68%	6.26%	3.15%
	2015		1.10%	1.65%	9.55	9.58	83,604	797,918	-4.87%	-4.72%	1.43%
	2014	7/16/14	1.10%	1.25%	10.04	10.05	25,852	259,802	-1.91%	-0.84%	5.61%
SIPT VP Market Plus Strategy Fund Class III
	2016		0.30%	1.50%	10.20	10.53	173,755	1,786,887	6.55%	7.83%	1.86%
	2015		0.30%	1.50%	9.61	9.76	150,117	1,444,007	-5.02%	-4.11%	0.96%
	2014	7/2/14	0.30%	1.25%	10.12	10.18	109,455	1,107,606	-2.30%	3.98%	8.11%
Templeton Foreign VIP Fund Class 1
	2016		0.40%	0.40%	8.69	8.69	2,393	20,789	7.06%	7.06%	1.98%
	2015		0.40%	0.40%	8.11	8.11	2,372	19,246	-6.68%	-6.68%	3.42%
	2014	9/25/14	0.40%	0.40%	8.70	8.70	2,307	20,057	-9.49%	-9.49%	0.00%
Templeton Foreign VIP Fund Class 4
	2016		0.30%	1.65%	8.33	8.63	306,726	2,583,212	5.34%	6.77%	1.50%
	2015		0.30%	1.65%	7.93	8.08	198,634	1,582,413	-8.04%	-6.93%	2.88%
	2014	7/11/14	0.30%	1.50%	8.62	8.69	81,880	707,406	-13.21%	-4.86%	0.00%
Templeton Global Bond VIP Fund Class 1
	2016		0.40%	0.80%	9.70	9.81	157,097	1,539,327	2.38%	2.80%	0.00%
	2015		0.40%	0.80%	9.54	9.54	163,072	1,555,040	-4.48%	-4.48%	7.78%
	2014	9/15/14	0.40%	0.40%	9.99	9.99	96,642	965,253	-1.71%	-1.71%	0.00%
Templeton Global Bond VIP Fund Class 2
	2016		0.60%	3.15%	9.54	18.11	20,761,360	354,728,144	-0.25%	2.32%	0.00%
	2015		0.60%	3.15%	9.43	17.81	23,440,742	396,170,672	-7.27%	-4.88%	7.86%
	2014		0.60%	3.15%	10.46	18.85	25,988,750	467,006,812	-1.33%	1.17%	5.08%
	2013		0.65%	3.15%	10.60	18.74	29,046,516	521,571,310	-1.52%	0.97%	4.79%
	2012		0.65%	3.15%	10.78	18.67	31,621,406	568,205,330	11.61%	14.32%	6.41%
Templeton Global Bond VIP Fund Class 4
	2016		0.30%	1.65%	9.40	9.74	1,888,622	17,954,067	1.19%	2.56%	0.00%
	2015		0.30%	1.65%	9.29	9.50	1,375,882	12,874,602	-5.96%	-4.68%	7.03%
	2014	6/30/14	0.30%	1.65%	9.88	9.97	398,338	3,945,389	-2.52%	-1.89%	0.00%
Templeton Growth VIP Fund Class 2
	2016		1.10%	3.05%	11.67	20.27	1,761,584	29,587,438	6.49%	8.42%	1.88%
	2015		1.10%	2.90%	10.95	18.83	1,979,364	30,914,559	-9.16%	-7.51%	2.62%
	2014		1.10%	2.90%	12.05	20.52	2,321,118	39,440,270	-5.60%	-3.88%	1.35%
	2013		1.10%	2.90%	12.56	21.51	2,795,534	49,561,031	27.15%	29.39%	2.67%
	2012		1.10%	2.85%	9.71	16.75	3,394,051	46,734,678	17.73%	19.74%	2.05%
Transparent Value Directional Allocation VI Portfolio Class I
	2015		0.40%	0.40%	9.67	9.67	3,434	33,213	-2.95%	-2.95%	0.00%
	2014	7/25/14	0.40%	0.40%	9.96	9.96	3,511	34,995	-3.23%	-3.23%	0.00%
Transparent Value Directional Allocation VI Portfolio Class II
	2015		1.10%	1.65%	9.48	9.54	813,132	7,738,723	-4.21%	-3.82%	0.00%
	2014	7/11/14	1.10%	1.50%	9.89	9.92	1,117,078	11,078,510	-3.44%	6.83%	0.00%
UIF Global Infrastructure Portfolio Class I
	2016		0.40%	0.40%	10.49	10.49	7,195	75,482	14.81%	14.81%	1.99%
	2015		0.40%	0.40%	9.14	9.14	4,879	44,586	-14.10%	-14.10%	1.79%
	2014	7/24/14	0.40%	0.40%	10.64	10.64	4,651	49,489	-1.02%	-1.02%	0.00%
UIF Global Infrastructure Portfolio Class II
	2016		0.30%	1.65%	10.08	10.44	580,374	5,916,784	13.09%	14.62%	1.92%
	2015		0.30%	1.65%	8.91	8.99	357,756	3,211,909	-15.30%	-14.83%	1.69%
	2014	6/30/14	1.10%	1.65%	10.52	10.56	152,233	1,606,202	-0.23%	1.01%	0.00%
VanEck VIP Global Hard Assets Fund Class S Shares
	2016		0.30%	1.65%	6.91	7.16	433,003	3,035,987	41.07%	42.98%	0.26%
	2015		0.30%	1.65%	4.90	5.01	251,082	1,241,231	-34.72%	-33.82%	0.02%
	2014	7/10/14	0.30%	1.65%	7.50	7.57	81,965	616,806	-28.81%	-22.40%	0.00%
VanEck VIP Global Hard Assets Fund Initial Class Shares
	2016		0.40%	0.40%	7.19	7.19	41,596	299,092	43.14%	43.14%	0.36%
	2015		0.40%	0.40%	5.02	5.02	45,049	226,309	-33.71%	-33.71%	0.02%
	2014	7/24/14	0.40%	0.80%	7.56	7.58	25,206	191,019	-29.20%	-24.78%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Virtus Equity Trend Series Class A
	2016		1.10%	1.65%	$8.52	$8.64	138,067	$1,188,526	-2.59%	-2.05%	0.00%
	2015		1.10%	1.65%	8.75	8.83	381,314	3,361,190	-10.81%	-10.32%	0.00%
	2014	7/15/14	0.30%	1.65%	9.81	9.89	267,587	2,631,015	-4.62%	2.50%	0.00%
Virtus Equity Trend Series Class I
	2014	9/22/14	0.40%	0.40%	9.89	9.89	14,402	142,489	-3.90%	-3.90%	0.00%
Virtus Multi-Sector Fixed Income Series Class A
	2016		0.30%	1.65%	10.11	10.48	1,016,832	10,380,554	7.50%	8.96%	4.56%
	2015		0.30%	1.65%	9.41	9.49	666,746	6,310,592	-2.87%	-2.34%	5.90%
	2014	7/2/14	1.10%	1.65%	9.69	9.72	138,168	1,341,749	-4.16%	-3.20%	6.12%
Virtus Multi-Sector Fixed Income Series Class I
	2016		0.40%	0.40%	10.52	10.52	1,263	13,293	9.15%	9.15%	4.41%
	2015	6/25/15	0.40%	0.40%	9.64	9.64	1,263	12,189	-3.61%	-3.61%	2.92%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3) As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2016:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Global Thematic Growth Portfolio Class B	$1,520,731	$5,887,553
AB VPS International Value Portfolio Class B	6,693	9,266
AB VPS Large Cap Growth Portfolio Class B	1,772,080	1,714,163
AB VPS Small/Mid Cap Value Portfolio Class A	273,201	9,995
AB VPS Small/Mid Cap Value Portfolio Class B	21,752,930	25,911,796
Alps|Alerian Energy Infrastructure Portfolio Class I	12,969	22,005
Alps|Alerian Energy Infrastructure Portfolio Class III	2,798,711	959,262
Alps|Red Rocks Listed Private Equity Portfolio Class I	250,893	229,266
Alps|Red Rocks Listed Private Equity Portfolio Class III	2,189,170	512,018
Alps|Stadion Tactical Defensive Portfolio Class I	45,032	43
Alps|Stadion Tactical Defensive Portfolio Class III	1,160,133	2,431,368
Alps|Stadion Tactical Growth Portfolio Class III	2,921,701	616,879
American Century VP Balanced Fund Class II	19,272,279	968,322
American Century VP Inflation Protection Fund Class II	29,009	10,992
American Funds Asset Allocation Fund Class 1	10,580,852	427,869
American Funds Asset Allocation Fund Class 4	43,378,212	4,792,068
American Funds Blue Chip Income and Growth Fund Class 1	990,518	312,831
American Funds Blue Chip Income and Growth Fund Class 4	12,230,634	3,082,112
American Funds Bond Fund Class 1	2,325,388	1,065,219
American Funds Capital Income Builder Fund Class 1	597,368	33,720
American Funds Capital Income Builder Fund Class 4	17,116,862	2,895,730
American Funds Global Balanced Fund Class 1	333,484	97,077
American Funds Global Bond Fund Class 1	624,089	196,871
American Funds Global Growth Fund Class 1	487,193	114,890
American Funds Global Growth Fund Class 2	37,414,586	38,724,220
American Funds Global Growth Fund Class 4	9,570,996	4,352,107
American Funds Global Growth and Income Fund Class 1	650,912	48,132
American Funds Global Small Capitalization Fund Class 1	681,229	125,732
American Funds Global Small Capitalization Fund Class 2	83,313,715	46,876,260
American Funds Global Small Capitalization Fund Class 4	3,118,180	1,746,828
American Funds Growth Fund Class 1	2,626,420	487,224
American Funds Growth Fund Class 2	141,392,287	188,610,334
American Funds Growth Fund Class 4	26,849,047	4,506,720
American Funds Growth-Income Fund Class 1	1,671,736	253,094
American Funds Growth-Income Fund Class 2	244,212,804	222,948,200
American Funds Growth-Income Fund Class 4	18,152,425	3,227,066
American Funds High-Income Bond Fund Class 1	387,048	72,706
American Funds International Fund Class 1	1,616,534	992,646
American Funds International Fund Class 2	82,914,143	78,472,832
American Funds International Fund Class 4	7,503,585	2,086,055
American Funds International Growth and Income Fund Class 1	161,034	224,170
American Funds Managed Risk Asset Allocation Fund Class P1	409,590	125,286
American Funds Managed Risk Asset Allocation Fund Class P2	38,607,899	2,656,249
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	67,501	7,001
American Funds Managed Risk Growth Fund Class P1	98,522	901
American Funds Managed Risk Growth-Income Fund Class P1	2,614	2,027
American Funds Managed Risk International Fund Class P1	42,516	52,600
American Funds Mortgage Fund Class 1	209,093	81,737
American Funds Mortgage Fund Class 4	5,165,566	4,921,926
American Funds New World Fund Class 1	927,509	160,578
American Funds New World Fund Class 4	6,226,675	2,060,450
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	145,081	19,015
BlackRock Global Allocation V.I. Fund Class I	1,321,243	537,004
BlackRock Global Allocation V.I. Fund Class III	39,090,980	146,871,061
BlackRock iShares Alternative Strategies V.I. Fund Class I	10,550	1,217
BlackRock iShares Alternative Strategies V.I. Fund Class III	3,252,009	302,382
Catalyst Dividend Capture VA Fund	419,893	239,407
ClearBridge Variable Aggressive Growth Portfolio Class I	34,012	15,659

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
ClearBridge Variable Aggressive Growth Portfolio Class II	$5,147,697	$3,003,578
ClearBridge Variable Mid Cap Portfolio Class I	170,813	42,578
ClearBridge Variable Mid Cap Portfolio Class II	6,355,230	3,362,130
Delaware VIP Diversified Income Series Standard Class	1,784,278	512,264
Delaware VIP Diversified Income Series Service Class	166,209,779	91,962,523
Delaware VIP Emerging Markets Series Standard Class	222,922	1,270
Delaware VIP Emerging Markets Series Service Class	21,851,050	52,203,931
Delaware VIP High Yield Series Standard Class	2,593,980	940,777
Delaware VIP High Yield Series Service Class	25,441,280	34,261,630
Delaware VIP International Value Equity Series Standard Class	2,836	36,425
Delaware VIP Limited-Term Diversified Income Series Standard Class	132,870	158,956
Delaware VIP Limited-Term Diversified Income Series Service Class	64,149,698	117,309,019
Delaware VIP REIT Series Standard Class	1,636,199	1,981,749
Delaware VIP REIT Series Service Class	29,195,590	17,565,113
Delaware VIP Small Cap Value Series Standard Class	1,017,205	1,224,861
Delaware VIP Small Cap Value Series Service Class	47,206,893	42,380,188
Delaware VIP Smid Cap Growth Series Standard Class	1,087,172	1,184,933
Delaware VIP Smid Cap Growth Series Service Class	36,785,914	20,635,497
Delaware VIP U.S. Growth Series Service Class	107,169,999	34,487,084
Delaware VIP Value Series Standard Class	1,320,217	751,880
Delaware VIP Value Series Service Class	72,854,999	29,320,658
Deutsche Alternative Asset Allocation VIP Portfolio Class A	198,562	124,308
Deutsche Alternative Asset Allocation VIP Portfolio Class B	4,235,429	6,355,205
Deutsche Equity 500 Index VIP Portfolio Class A	626,075	939,934
Deutsche Small Cap Index VIP Portfolio Class A	348,168	595,081
Eaton Vance VT Floating-Rate Income Fund Initial Class	7,851,491	3,491,690
Eaton Vance VT Floating-Rate Income Fund ADV Class	240,838	175,809
Fidelity VIP Contrafund Portfolio Initial Class	1,039,559	7,623
Fidelity VIP Contrafund Portfolio Service Class 2	101,240,182	113,248,783
Fidelity VIP Equity-Income Portfolio Service Class 2	8,839	8,915
Fidelity VIP Growth Portfolio Initial Class	638,987	1,391,600
Fidelity VIP Growth Portfolio Service Class 2	34,425,609	24,190,411
Fidelity VIP Mid Cap Portfolio Initial Class	572,031	112,231
Fidelity VIP Mid Cap Portfolio Service Class 2	53,994,344	61,925,666
Fidelity VIP Overseas Portfolio Service Class 2	15,772	16,087
Fidelity VIP Strategic Income Portfolio Initial Class	296,727	8,413
Fidelity VIP Strategic Income Portfolio Service Class 2	6,845,189	932,472
First Trust Dorsey Wright Tactical Core Portfolio Class I	4,964,739	3,114,888
First Trust Multi Income Allocation Portfolio Class I	2,371,628	433,340
First Trust Multi Income Allocation Portfolio Class II	49,200	23
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	8,328,884	1,313,953
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	298	485
Franklin Founding Funds Allocation VIP Fund Class 4	2,325,711	370,249
Franklin Income VIP Fund Class 1	41,791	1,010
Franklin Income VIP Fund Class 2	50,000,127	70,301,402
Franklin Income VIP Fund Class 4	8,337,065	2,059,281
Franklin Mutual Shares VIP Fund Class 1	600,798	27,160
Franklin Mutual Shares VIP Fund Class 2	80,398,795	104,378,377
Franklin Mutual Shares VIP Fund Class 4	2,531,839	715,835
Franklin Rising Dividends VIP Fund Class 1	271,284	37,060
Franklin Rising Dividends VIP Fund Class 4	8,848,838	1,180,809
Franklin Small Cap Value VIP Fund Class 1	76,434	4,955
Franklin Small Cap Value VIP Fund Class 4	3,513,739	396,182
Franklin Small-Mid Cap Growth VIP Fund Class 1	197,831	758
Franklin Small-Mid Cap Growth VIP Fund Class 2	45,784	55,695
Franklin Small-Mid Cap Growth VIP Fund Class 4	1,881,608	602,683
Goldman Sachs VIT Large Cap Value Fund Service Shares	7,324,053	19,597,164
Goldman Sachs VIT Government Money Market Fund Institutional Shares	4,689,368	4,067,076
Goldman Sachs VIT Government Money Market Fund Service Shares	61,073,759	49,540,162
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	978,019	913,366
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares	37,975	9,717

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Goldman Sachs VIT Strategic Income Fund Advisor Shares	$2,308,032	$931,848
Goldman Sachs VIT Strategic Income Fund Institutional Shares	24,810	147
Guggenheim Long Short Equity Fund	1,299,432	1,410,582
Guggenheim Multi-Hedge Strategies Fund	1,902,920	1,188,816
Hartford Capital Appreciation HLS Fund Class IA	8,321	2,757
Hartford Capital Appreciation HLS Fund Class IC	3,678,193	836,870
Invesco V.I. American Franchise Fund Series I	285,419	219,039
Invesco V.I. American Franchise Fund Series II	121,948	154,740
Invesco V.I. Balanced-Risk Allocation Fund Series I	15,732	36,637
Invesco V.I. Balanced-Risk Allocation Fund Series II	5,878,225	1,205,266
Invesco V.I. Comstock Fund Series I	54,923	5,345
Invesco V.I. Comstock Fund Series II	1,579,912	426,042
Invesco V.I. Core Equity Fund Series I	651,170	1,012,776
Invesco V.I. Core Equity Fund Series II	120,762	352,411
Invesco V.I. Diversified Dividend Fund Series I	29,692	32,397
Invesco V.I. Diversified Dividend Fund Series II	11,313,061	1,919,611
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	24,951	7,032
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	8,204,052	2,440,468
Invesco V.I. Equity and Income Fund Series I	17,486	53
Invesco V.I. Equity and Income Fund Series II	3,044,524	581,366
Invesco V.I. International Growth Fund Series I	81,715	388,062
Invesco V.I. International Growth Fund Series II	9,086,150	1,914,955
Ivy VIP Asset Strategy Portfolio	1,948,578	2,665,228
Ivy VIP Energy Portfolio	3,556,239	1,966,402
Ivy VIP High Income Portfolio	5,808,320	1,515,657
Ivy VIP Micro Cap Growth Portfolio	1,750,275	299,511
Ivy VIP Mid Cap Growth Portfolio	3,083,272	1,516,908
Ivy VIP Science and Technology Portfolio	4,722,332	2,913,295
Janus Aspen Balanced Portfolio Service Shares	1,895,770	2,430,287
Janus Aspen Enterprise Portfolio Service Shares	1,121,399	650,782
Janus Aspen Global Research Portfolio Service Shares	35,421	124,403
JPMorgan Insurance Trust Global Allocation Portfolio Class 2	2,088,222	509,031
JPMorgan Insurance Trust Income Builder Portfolio Class 2	1,035,072	126,406
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1	85,627	4,567
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2	4,217,307	485,915
Lord Abbett Bond Debenture Portfolio Class VC	7,030,543	703,459
Lord Abbett Developing Growth Portfolio Class VC	1,804,131	1,074,080
Lord Abbett Fundamental Equity Portfolio Class VC	556,664	2,319,543
Lord Abbett Short Duration Income Portfolio Class VC	8,377,982	4,223,268
LVIP American Balanced Allocation Fund Standard Class	4,090,882	8,200,755
LVIP American Balanced Allocation Fund Service Class	13,868,987	1,143,862
LVIP American Century Select Mid Cap Managed Volatility Fund Service Class	74,111,984	9,685,742
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	89,207	11,637
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	8,768,911	1,397,816
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	253,579	504,439
LVIP American Global Growth Allocation Managed Risk Fund Service Class	12,607,551	4,091,236
LVIP American Global Growth Fund Service Class II	27,216,460	16,991,869
LVIP American Global Small Capitalization Fund Service Class II	8,478,329	9,776,924
LVIP American Growth Allocation Fund Standard Class	946,077	53,278
LVIP American Growth Allocation Fund Service Class	8,924,937	1,469,125
LVIP American Growth Fund Service Class II	89,064,820	26,674,329
LVIP American Growth-Income Fund Service Class II	63,556,789	21,991,116
LVIP American Income Allocation Fund Standard Class	53,048	754
LVIP American International Fund Service Class II	15,831,447	13,687,645
LVIP American Preservation Fund Standard Class	76,487	38,285
LVIP American Preservation Fund Service Class	5,827,394	1,867,516
LVIP AQR Enhanced Global Strategies Fund Standard Class	61	14,470
LVIP AQR Enhanced Global Strategies Fund Service Class	300,721	2,818,813
LVIP Baron Growth Opportunities Fund Standard Class	182,032	15,943
LVIP Baron Growth Opportunities Fund Service Class	17,236,422	27,619,605
LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class	261,291	19,332

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP BlackRock Dividend Value Managed Volatility Fund Service Class	$150,256,914	$17,719,441
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	34,147	180,329
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	28,815,056	248,144,593
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class	26,442	126,722
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class	77,352,652	84,192,554
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class	68,016,788	1,055,175
LVIP BlackRock Inflation Protected Bond Fund Standard Class	301,044	123,773
LVIP BlackRock Inflation Protected Bond Fund Service Class	53,615,244	64,141,482
LVIP BlackRock Multi-Asset Income Fund Standard Class	68,689	40,753
LVIP BlackRock Multi-Asset Income Fund Service Class	3,667,683	1,016,853
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class	118,138,768	2,727,927
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class	132,624	432,583
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	13,361,174	41,786,266
LVIP Blended Core Equity Managed Volatility Fund Standard Class	1,092	5,012
LVIP Blended Core Equity Managed Volatility Fund Service Class	85,640,335	5,702,977
LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class	283,635	303,684
LVIP Blended Large Cap Growth Managed Volatility Fund Service Class	105,282,416	15,354,508
LVIP Blended Mid Cap Managed Volatility Fund Standard Class	76,229	652
LVIP Blended Mid Cap Managed Volatility Fund Service Class	173,238,123	14,312,746
LVIP Clarion Global Real Estate Fund Standard Class	67,590	41,787
LVIP Clarion Global Real Estate Fund Service Class	10,990,611	15,457,345
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	34,505,026	3,147,746
LVIP Delaware Bond Fund Standard Class	4,760,901	13,725,189
LVIP Delaware Bond Fund Service Class	397,266,268	117,558,954
LVIP Delaware Diversified Floating Rate Fund Standard Class	448,149	881,825
LVIP Delaware Diversified Floating Rate Fund Service Class	48,127,079	83,756,475
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	495,703	661,146
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	4,276,242	5,294,928
LVIP Delaware Social Awareness Fund Standard Class	1,151,880	1,320,130
LVIP Delaware Social Awareness Fund Service Class	10,499,901	9,144,314
LVIP Delaware Special Opportunities Fund Service Class	14,104,950	6,798,166
LVIP Dimensional International Equity Managed Volatility Fund Standard Class	159,947	571,911
LVIP Dimensional International Equity Managed Volatility Fund Service Class	42,716,630	17,500,165
LVIP Dimensional International Core Equity Fund Standard Class	1,147,627	5,035
LVIP Dimensional International Core Equity Fund Service Class	6,852,831	2,129,884
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	2,125,839	1,018,635
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	28,953,535	4,525,464
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	926,241	307,655
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	12,761,721	2,320,457
LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class	745,688	1,842,348
LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class	129,991,029	15,415,592
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	2,270,870	299,755
LVIP Dimensional/Vanguard Total Bond Fund Service Class	100,165,589	35,650,396
LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class	86,220,071	52,713,203
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	382,822	334,094
LVIP Franklin Templeton Value Managed Volatility Fund Standard Class	10,215	10,430
LVIP Franklin Templeton Value Managed Volatility Fund Service Class	82,540,482	5,929,434
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	209,640	149,543
LVIP Global Conservative Allocation Managed Risk Fund Service Class	134,444,036	136,673,906
LVIP Global Growth Allocation Managed Risk Fund Standard Class	77,621	177,202
LVIP Global Growth Allocation Managed Risk Fund Service Class	319,672,712	745,027,746
LVIP Global Income Fund Standard Class	587,981	3,712
LVIP Global Income Fund Service Class	43,980,699	47,376,099
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	227,189	151,778
LVIP Global Moderate Allocation Managed Risk Fund Service Class	355,432,078	553,081,706
LVIP Goldman Sachs Income Builder Fund Standard Class	16,536	7,661
LVIP Goldman Sachs Income Builder Fund Service Class	2,047,824	758,887
LVIP Government Money Market Fund Standard Class	14,879,367	17,334,558
LVIP Government Money Market Fund Service Class	151,545,983	173,579,869
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	127,631,890	2,005,417
LVIP Invesco Select Equity Managed Volatility Fund Standard Class	3,744	7,305

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Invesco Select Equity Managed Volatility Fund Service Class	$18,116,615	$11,609,227
LVIP JPMorgan High Yield Fund Standard Class	99,622	2,423
LVIP JPMorgan High Yield Fund Service Class	52,083,451	35,577,402
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class	147,508	114,910
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class	111,564,291	10,719,577
LVIP Managed Risk Profile 2010 Fund Service Class	1,019,139	604,734
LVIP Managed Risk Profile 2020 Fund Service Class	775,434	1,177,524
LVIP Managed Risk Profile 2030 Fund Service Class	429,755	1,616,903
LVIP Managed Risk Profile 2040 Fund Service Class	323,213	1,841,767
LVIP MFS International Growth Fund Standard Class	19,402	10,869
LVIP MFS International Growth Fund Service Class	12,194,799	12,689,193
LVIP MFS International Equity Managed Volatility Fund Service Class	43,367,851	9,405,033
LVIP MFS Value Fund Standard Class	39,679	403
LVIP MFS Value Fund Service Class	66,493,503	75,089,137
LVIP Mondrian International Value Fund Standard Class	1,149,884	1,912,095
LVIP Mondrian International Value Fund Service Class	28,344,374	28,067,645
LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class	179,455	287
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	9,268,728	1,788,538
LVIP PIMCO Low Duration Bond Fund Standard Class	3,526,391	703,874
LVIP PIMCO Low Duration Bond Fund Service Class	176,898,355	42,707,781
LVIP Select Core Equity Managed Volatility Fund Standard Class	178,377	603,428
LVIP Select Core Equity Managed Volatility Fund Service Class	34,455,816	52,457,494
LVIP SSGA Bond Index Fund Standard Class	432,160	30,841
LVIP SSGA Bond Index Fund Service Class	112,598,658	71,988,921
LVIP SSGA Conservative Index Allocation Fund Service Class	17,421,736	14,611,714
LVIP SSGA Conservative Structured Allocation Fund Standard Class	58,713	42,594
LVIP SSGA Conservative Structured Allocation Fund Service Class	28,933,846	23,794,839
LVIP SSGA Developed International 150 Fund Standard Class	136,969	20,407
LVIP SSGA Developed International 150 Fund Service Class	14,595,269	19,096,221
LVIP SSGA Emerging Markets 100 Fund Standard Class	225,736	192,873
LVIP SSGA Emerging Markets 100 Fund Service Class	16,093,899	26,855,787
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class	116,987	92,857
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class	44,865,890	103,611,180
LVIP SSGA International Index Fund Standard Class	372,947	264,298
LVIP SSGA International Index Fund Service Class	25,172,865	18,900,172
LVIP SSGA International Managed Volatility Fund Standard Class	165,938	20,384
LVIP SSGA International Managed Volatility Fund Service Class	270,503,848	8,199,014
LVIP SSGA Large Cap 100 Fund Standard Class	775,215	300,193
LVIP SSGA Large Cap 100 Fund Service Class	44,875,738	45,305,561
LVIP SSGA Large Cap Managed Volatility Fund Standard Class	570	294
LVIP SSGA Large Cap Managed Volatility Fund Service Class	83,937,777	6,216,174
LVIP SSGA Moderate Index Allocation Fund Service Class	26,023,242	19,135,760
LVIP SSGA Moderate Structured Allocation Fund Standard Class	10,036	837
LVIP SSGA Moderate Structured Allocation Fund Service Class	57,999,105	71,250,642
LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class	17,373,794	16,587,384
LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class	624,039	1,849
LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class	44,661,920	49,265,498
LVIP SSGA S&P 500 Index Fund Standard Class	8,022,637	4,818,205
LVIP SSGA S&P 500 Index Fund Service Class	75,406,411	85,997,440
LVIP SSGA Small-Cap Index Fund Standard Class	1,125,162	419,876
LVIP SSGA Small-Cap Index Fund Service Class	22,876,257	39,118,615
LVIP SSGA SMID Cap Managed Volatility Fund Standard Class	24,617	65,262
LVIP SSGA SMID Cap Managed Volatility Fund Service Class	71,905,279	7,638,380
LVIP SSGA Small-Mid Cap 200 Fund Standard Class	591,885	412,655
LVIP SSGA Small-Mid Cap 200 Fund Service Class	18,701,266	16,540,507
LVIP T. Rowe Price Growth Stock Fund Standard Class	589,450	38,720
LVIP T. Rowe Price Growth Stock Fund Service Class	22,888,654	47,191,382
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	542,610	529,078
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	16,166,157	16,361,743
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	852	1,355
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	340,905,223	5,256,132

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Vanguard Domestic Equity ETF Fund Standard Class	$263,053	$235,888
LVIP Vanguard Domestic Equity ETF Fund Service Class	29,655,025	13,447,373
LVIP Vanguard International Equity ETF Fund Standard Class	180,812	168,302
LVIP Vanguard International Equity ETF Fund Service Class	14,166,122	6,578,798
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class	1,379	92,728
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	16,616,469	88,158,881
LVIP Wellington Capital Growth Fund Standard Class	6,833	6,292
LVIP Wellington Capital Growth Fund Service Class	35,522,149	30,913,235
LVIP Wellington Mid-Cap Value Fund Standard Class	244,792	200
LVIP Wellington Mid-Cap Value Fund Service Class	10,548,086	8,792,655
MFS VIT Growth Series Initial Class	286,306	310,674
MFS VIT Growth Series Service Class	22,146,887	4,089,100
MFS VIT Total Return Series Initial Class	8,140,149	8,342,089
MFS VIT Total Return Series Service Class	38,298,963	7,969,800
MFS VIT Utilities Series Initial Class	713,768	1,419,428
MFS VIT Utilities Series Service Class	29,649,600	30,809,518
MFS VIT II Core Equity Portfolio Service Class	196,936	378,981
MFS VIT II International Value Series Initial Class	201,630	28,397
MFS VIT II International Value Series Service Class	8,762,232	1,815,099
Morgan Stanley UIF Growth Portfolio Class II	502,476	419,576
Neuberger Berman AMT Mid Cap Growth Portfolio I Class	12,792	12,865
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class	3,034,454	6,034,338
Oppenheimer Global Fund/VA Service Shares	1,294,414	946,900
Oppenheimer International Growth Fund/VA Non-Service Shares	65,866	55,541
Oppenheimer International Growth Fund/VA Service Shares	4,170,095	1,145,645
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	442,038	13,440
Oppenheimer Main Street Small Cap Fund/VA Service Shares	3,141,334	569,058
PIMCO VIT All Asset All Authority Portfolio Advisor Class	1,187,923	486,292
PIMCO VIT All Asset All Authority Portfolio Institutional Class	5,046	116,809
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	4,775,225	3,068,702
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	460	2,426
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	2,710,526	1,298,589
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	17,033	409
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	1,522,818	758,921
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	13,219	2,744
Putnam VT Absolute Return 500 Fund Class IA	26,026	35,207
Putnam VT Absolute Return 500 Fund Class IB	672,367	832,994
Putnam VT Global Health Care Fund Class IA	14,737	8,643
Putnam VT Global Health Care Fund Class IB	5,153,423	4,595,065
Putnam VT Growth & Income Fund Class IB	72,017	188,820
Putnam VT Income Fund Class IB	2,276,237	239,780
SIPT VP Market Growth Strategy Fund Class III	1,102,881	151,755
SIPT VP Market Plus Strategy Fund Class III	416,105	100,635
Templeton Foreign VIP Fund Class 1	1,590	793
Templeton Foreign VIP Fund Class 4	1,746,366	943,734
Templeton Global Bond VIP Fund Class 1	102,407	160,767
Templeton Global Bond VIP Fund Class 2	8,486,424	58,860,872
Templeton Global Bond VIP Fund Class 4	7,088,982	2,559,496
Templeton Growth VIP Fund Class 2	3,777,414	6,028,999
Transparent Value Directional Allocation VI Portfolio Class I	26	34,030
Transparent Value Directional Allocation VI Portfolio Class II	192,303	8,208,014
UIF Global Infrastructure Portfolio Class I	34,480	5,892
UIF Global Infrastructure Portfolio Class II	3,361,852	795,456
VanEck VIP Global Hard Assets Fund Class S Shares	1,868,407	778,284
VanEck VIP Global Hard Assets Fund Initial Class Shares	1,098	22,765
Virtus Equity Trend Series Class A	162,841	2,200,236
Virtus Multi-Sector Fixed Income Series Class A	5,113,870	1,274,383
Virtus Multi-Sector Fixed Income Series Class I	619	51

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments

The following is a summary of investments owned at December 31, 2016:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Global Thematic Growth Portfolio Class B	1,139,818	$21.52	$24,528,884	$21,729,677
AB VPS International Value Portfolio Class B	186	13.16	2,454	2,438
AB VPS Large Cap Growth Portfolio Class B	217,613	43.32	9,426,990	7,167,165
AB VPS Small/Mid Cap Value Portfolio Class A	18,828	20.29	382,014	355,654
AB VPS Small/Mid Cap Value Portfolio Class B	9,536,428	20.12	191,872,929	173,594,925
Alps|Alerian Energy Infrastructure Portfolio Class I	24,545	9.82	241,035	261,303
Alps|Alerian Energy Infrastructure Portfolio Class III	558,045	9.80	5,468,839	5,233,479
Alps|Red Rocks Listed Private Equity Portfolio Class I	2,538	10.59	26,877	26,242
Alps|Red Rocks Listed Private Equity Portfolio Class III	491,447	11.06	5,435,405	5,220,640
Alps|Stadion Tactical Defensive Portfolio Class I	5,321	10.42	55,447	54,270
Alps|Stadion Tactical Defensive Portfolio Class III	423,100	10.66	4,510,251	4,292,584
Alps|Stadion Tactical Growth Portfolio Class III	383,453	10.36	3,972,572	3,723,945
American Century VP Balanced Fund Class II	2,646,391	6.97	18,445,345	18,318,182
American Century VP Inflation Protection Fund Class II	2,693	10.11	27,228	28,059
American Funds Asset Allocation Fund Class 1	637,159	21.68	13,813,616	13,651,512
American Funds Asset Allocation Fund Class 4	4,088,264	21.43	87,611,494	86,128,668
American Funds Blue Chip Income and Growth Fund Class 1	247,295	13.53	3,345,905	3,244,809
American Funds Blue Chip Income and Growth Fund Class 4	1,465,187	13.39	19,618,849	19,508,914
American Funds Bond Fund Class 1	338,411	10.80	3,654,841	3,734,834
American Funds Capital Income Builder Fund Class 1	96,885	9.46	916,529	932,549
American Funds Capital Income Builder Fund Class 4	2,810,750	9.45	26,561,590	27,158,689
American Funds Global Balanced Fund Class 1	50,170	11.08	555,879	563,512
American Funds Global Bond Fund Class 1	197,991	11.22	2,221,457	2,344,175
American Funds Global Growth Fund Class 1	90,176	24.05	2,168,745	2,443,579
American Funds Global Growth Fund Class 2	11,450,026	23.85	273,083,113	265,088,786
American Funds Global Growth Fund Class 4	706,017	23.81	16,810,257	18,112,530
American Funds Global Growth and Income Fund Class 1	113,007	13.02	1,471,346	1,462,576
American Funds Global Small Capitalization Fund Class 1	56,609	20.24	1,145,764	1,288,890
American Funds Global Small Capitalization Fund Class 2	19,209,929	19.72	378,819,802	387,194,784
American Funds Global Small Capitalization Fund Class 4	253,800	19.91	5,053,154	5,900,106
American Funds Growth Fund Class 1	120,356	67.29	8,098,770	8,519,669
American Funds Growth Fund Class 2	20,520,135	66.92	1,373,207,430	1,184,958,253
American Funds Growth Fund Class 4	783,459	66.41	52,029,492	53,218,299
American Funds Growth-Income Fund Class 1	98,086	44.41	4,355,998	4,629,319
American Funds Growth-Income Fund Class 2	42,206,524	44.00	1,857,087,056	1,620,842,476
American Funds Growth-Income Fund Class 4	793,421	43.73	34,696,318	36,281,413
American Funds High-Income Bond Fund Class 1	128,405	10.18	1,307,167	1,377,630
American Funds International Fund Class 1	208,070	16.82	3,499,730	3,941,650
American Funds International Fund Class 2	37,529,918	16.76	629,001,419	667,912,284
American Funds International Fund Class 4	928,371	16.64	15,448,086	17,172,826
American Funds International Growth and Income Fund Class 1	97,984	14.48	1,418,815	1,648,322
American Funds Managed Risk Asset Allocation Fund Class P1	100,531	12.02	1,208,379	1,179,430
American Funds Managed Risk Asset Allocation Fund Class P2	5,727,450	12.01	68,786,677	67,867,740
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	12,648	11.67	147,596	138,473
American Funds Managed Risk Growth Fund Class P1	10,971	10.71	117,502	119,270
American Funds Managed Risk Growth-Income Fund Class P1	2,175	11.07	24,078	25,213
American Funds Managed Risk International Fund Class P1	4,791	8.89	42,595	45,510
American Funds Mortgage Fund Class 1	35,404	10.56	373,863	377,589
American Funds Mortgage Fund Class 4	441,006	10.48	4,621,747	4,699,359
American Funds New World Fund Class 1	149,165	19.72	2,941,540	3,196,299
American Funds New World Fund Class 4	746,133	19.51	14,557,060	14,661,694
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	20,481	12.05	246,795	254,851
BlackRock Global Allocation V.I. Fund Class I	240,616	15.51	3,731,954	3,892,374
BlackRock Global Allocation V.I. Fund Class III	83,741,525	13.37	1,119,624,189	1,183,439,741
BlackRock iShares Alternative Strategies V.I. Fund Class I	919	10.15	9,323	9,375
BlackRock iShares Alternative Strategies V.I. Fund Class III	328,955	10.12	3,329,021	3,491,618
Catalyst Dividend Capture VA Fund	111,588	12.40	1,383,686	1,286,700
ClearBridge Variable Aggressive Growth Portfolio Class I	7,907	25.08	198,297	232,742

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
ClearBridge Variable Aggressive Growth Portfolio Class II	770,180	$24.74	$19,054,258	$22,071,036
ClearBridge Variable Mid Cap Portfolio Class I	16,446	19.07	313,631	314,848
ClearBridge Variable Mid Cap Portfolio Class II	1,136,489	18.97	21,559,186	21,088,903
Delaware VIP Diversified Income Series Standard Class	439,199	10.29	4,519,360	4,644,019
Delaware VIP Diversified Income Series Service Class	172,636,436	10.22	1,764,344,376	1,825,619,782
Delaware VIP Emerging Markets Series Standard Class	13,563	17.94	243,313	221,793
Delaware VIP Emerging Markets Series Service Class	15,425,378	17.88	275,805,754	290,593,393
Delaware VIP High Yield Series Standard Class	1,036,934	5.14	5,329,840	5,347,875
Delaware VIP High Yield Series Service Class	27,406,334	5.12	140,320,430	149,313,763
Delaware VIP International Value Equity Series Standard Class	10,876	11.11	120,832	137,863
Delaware VIP Limited-Term Diversified Income Series Standard Class	113,588	9.82	1,115,430	1,123,054
Delaware VIP Limited-Term Diversified Income Series Service Class	130,721,977	9.75	1,274,539,276	1,294,710,111
Delaware VIP REIT Series Standard Class	222,341	15.57	3,461,851	3,138,144
Delaware VIP REIT Series Service Class	11,053,482	15.54	171,771,104	150,019,936
Delaware VIP Small Cap Value Series Standard Class	184,182	39.84	7,337,791	5,315,513
Delaware VIP Small Cap Value Series Service Class	9,193,344	39.67	364,699,949	299,838,194
Delaware VIP Smid Cap Growth Series Standard Class	262,906	28.08	7,382,394	6,106,388
Delaware VIP Smid Cap Growth Series Service Class	6,612,911	26.75	176,895,389	169,677,519
Delaware VIP U.S. Growth Series Service Class	35,635,937	8.68	309,319,932	338,903,828
Delaware VIP Value Series Standard Class	236,539	29.25	6,918,767	4,936,064
Delaware VIP Value Series Service Class	10,774,726	29.15	314,083,270	258,659,365
Deutsche Alternative Asset Allocation VIP Portfolio Class A	78,852	12.97	1,022,713	1,062,298
Deutsche Alternative Asset Allocation VIP Portfolio Class B	4,117,137	12.96	53,358,100	55,546,228
Deutsche Equity 500 Index VIP Portfolio Class A	305,735	19.58	5,986,299	4,226,868
Deutsche Small Cap Index VIP Portfolio Class A	215,937	16.78	3,623,418	2,833,772
Eaton Vance VT Floating-Rate Income Fund Initial Class	1,244,945	9.26	11,528,205	11,325,583
Eaton Vance VT Floating-Rate Income Fund ADV Class	240,351	9.27	2,228,096	2,190,116
Fidelity VIP Contrafund Portfolio Initial Class	40,446	33.18	1,341,995	1,338,861
Fidelity VIP Contrafund Portfolio Service Class 2	31,347,011	32.45	1,017,210,510	842,751,089
Fidelity VIP Growth Portfolio Initial Class	66,705	59.31	3,956,258	3,138,992
Fidelity VIP Growth Portfolio Service Class 2	2,760,116	58.44	161,301,167	143,987,491
Fidelity VIP Mid Cap Portfolio Initial Class	33,621	33.98	1,142,449	1,142,136
Fidelity VIP Mid Cap Portfolio Service Class 2	15,711,144	33.03	518,939,094	486,092,032
Fidelity VIP Strategic Income Portfolio Initial Class	41,397	11.07	458,267	466,904
Fidelity VIP Strategic Income Portfolio Service Class 2	713,319	10.98	7,832,245	7,881,899
First Trust Dorsey Wright Tactical Core Portfolio Class I	195,844	9.85	1,929,066	1,918,491
First Trust Multi Income Allocation Portfolio Class I	481,832	10.54	5,078,506	4,998,611
First Trust Multi Income Allocation Portfolio Class II	4,684	10.54	49,366	49,177
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	1,302,121	12.85	16,732,258	16,149,709
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	477	12.87	6,136	5,902
Franklin Founding Funds Allocation VIP Fund Class 4	857,489	7.21	6,182,498	6,149,454
Franklin Income VIP Fund Class 1	6,594	15.88	104,719	98,692
Franklin Income VIP Fund Class 2	37,164,667	15.38	571,592,574	558,263,654
Franklin Income VIP Fund Class 4	1,587,893	15.71	24,945,793	24,517,165
Franklin Mutual Shares VIP Fund Class 1	31,229	20.40	637,064	621,161
Franklin Mutual Shares VIP Fund Class 2	36,531,084	20.08	733,544,157	631,111,949
Franklin Mutual Shares VIP Fund Class 4	272,048	20.23	5,503,538	5,637,112
Franklin Rising Dividends VIP Fund Class 1	25,430	25.51	648,712	678,404
Franklin Rising Dividends VIP Fund Class 4	640,937	24.98	16,010,605	16,445,263
Franklin Small Cap Value VIP Fund Class 1	19,197	19.93	382,600	395,014
Franklin Small Cap Value VIP Fund Class 4	302,132	19.74	5,964,086	5,779,131
Franklin Small-Mid Cap Growth VIP Fund Class 1	11,245	17.77	199,817	203,685
Franklin Small-Mid Cap Growth VIP Fund Class 4	192,536	16.81	3,236,531	3,623,920
Goldman Sachs VIT Large Cap Value Fund Service Shares	15,043,365	10.16	152,840,587	151,969,190
Goldman Sachs VIT Government Money Market Fund Institutional Shares	1,451,320	1.00	1,451,341	1,451,341
Goldman Sachs VIT Government Money Market Fund Service Shares	47,466,790	1.00	47,466,818	47,466,818
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	282,082	9.08	2,561,301	2,687,666
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares	6,221	9.10	56,610	58,802
Goldman Sachs VIT Strategic Income Fund Advisor Shares	554,706	9.12	5,058,915	5,186,261
Goldman Sachs VIT Strategic Income Fund Institutional Shares	2,684	9.15	24,557	24,663
Guggenheim Long Short Equity Fund	220,150	15.37	3,383,705	3,343,188

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Guggenheim Multi-Hedge Strategies Fund	174,943	$23.95	$4,189,891	$4,188,626
Hartford Capital Appreciation HLS Fund Class IA	1,937	42.05	81,464	104,969
Hartford Capital Appreciation HLS Fund Class IC	205,225	41.76	8,570,201	9,756,909
Invesco V.I. American Franchise Fund Series I	45,867	53.58	2,457,575	1,830,494
Invesco V.I. American Franchise Fund Series II	24,291	51.96	1,262,161	1,067,498
Invesco V.I. Balanced-Risk Allocation Fund Series I	15,826	11.34	179,473	188,664
Invesco V.I. Balanced-Risk Allocation Fund Series II	1,025,077	11.22	11,501,368	11,557,924
Invesco V.I. Comstock Fund Series I	6,804	18.69	127,174	123,910
Invesco V.I. Comstock Fund Series II	193,843	18.62	3,609,351	3,531,622
Invesco V.I. Core Equity Fund Series I	191,324	34.58	6,615,980	5,232,925
Invesco V.I. Core Equity Fund Series II	46,455	34.11	1,584,588	1,266,378
Invesco V.I. Diversified Dividend Fund Series I	1,209	26.38	31,900	27,661
Invesco V.I. Diversified Dividend Fund Series II	613,379	26.23	16,088,921	14,834,758
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	1,665	17.24	28,708	29,027
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	927,562	16.81	15,592,310	16,088,366
Invesco V.I. Equity and Income Fund Series I	1,021	17.76	18,139	17,434
Invesco V.I. Equity and Income Fund Series II	426,490	17.68	7,540,335	7,446,889
Invesco V.I. International Growth Fund Series I	58,924	32.89	1,938,017	1,414,994
Invesco V.I. International Growth Fund Series II	961,377	32.44	31,187,072	32,543,294
Ivy VIP Asset Strategy Portfolio	1,076,284	8.04	8,657,627	10,365,486
Ivy VIP Energy Portfolio	1,084,170	6.77	7,342,538	6,518,164
Ivy VIP High Income Portfolio	3,514,431	3.61	12,679,715	12,591,065
Ivy VIP Micro Cap Growth Portfolio	149,114	20.66	3,081,147	3,187,713
Ivy VIP Mid Cap Growth Portfolio	483,187	9.44	4,560,169	4,677,851
Ivy VIP Science and Technology Portfolio	505,249	22.34	11,287,055	11,816,176
Janus Aspen Balanced Portfolio Service Shares	421,080	31.89	13,428,239	11,822,250
Janus Aspen Enterprise Portfolio Service Shares	111,581	56.22	6,273,076	4,585,383
Janus Aspen Global Research Portfolio Service Shares	17,191	39.87	685,389	498,186
JPMorgan Insurance Trust Global Allocation Portfolio Class 2	246,938	14.87	3,671,962	3,645,297
JPMorgan Insurance Trust Income Builder Portfolio Class 2	118,825	9.92	1,178,739	1,170,202
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1	7,884	19.40	152,947	157,599
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2	487,219	19.20	9,354,599	9,941,054
Lord Abbett Bond Debenture Portfolio Class VC	1,176,930	11.94	14,052,544	14,119,973
Lord Abbett Developing Growth Portfolio Class VC	196,900	21.69	4,270,755	4,567,391
Lord Abbett Fundamental Equity Portfolio Class VC	793,026	18.30	14,512,377	13,628,655
Lord Abbett Short Duration Income Portfolio Class VC	1,187,412	14.57	17,300,591	17,636,083
LVIP American Balanced Allocation Fund Standard Class	456,565	11.87	5,417,147	5,536,074
LVIP American Balanced Allocation Fund Service Class	2,099,074	11.86	24,895,014	25,880,772
LVIP American Century Select Mid Cap Managed Volatility Fund Service Class	19,344,409	12.42	240,257,558	219,059,221
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	60,776	10.77	654,553	660,467
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	2,035,600	10.77	21,917,307	22,569,434
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	60,715	10.97	665,862	691,335
LVIP American Global Growth Allocation Managed Risk Fund Service Class	5,766,665	10.97	63,231,481	66,310,460
LVIP American Global Growth Fund Service Class II	7,458,012	15.71	117,172,827	117,060,171
LVIP American Global Small Capitalization Fund Service Class II	4,366,164	14.54	63,484,020	59,230,119
LVIP American Growth Allocation Fund Standard Class	173,871	12.21	2,122,441	2,201,540
LVIP American Growth Allocation Fund Service Class	1,655,219	12.20	20,198,634	21,309,787
LVIP American Growth Fund Service Class II	20,128,663	17.31	348,366,767	317,425,123
LVIP American Growth-Income Fund Service Class II	16,710,028	18.19	303,888,568	268,865,349
LVIP American Income Allocation Fund Standard Class	5,144	11.10	57,083	58,999
LVIP American International Fund Service Class II	10,691,459	12.63	135,075,895	134,314,338
LVIP American Preservation Fund Standard Class	12,062	9.79	118,028	120,533
LVIP American Preservation Fund Service Class	740,079	9.79	7,242,411	7,336,650
LVIP Baron Growth Opportunities Fund Standard Class	15,609	41.09	641,325	696,831
LVIP Baron Growth Opportunities Fund Service Class	3,776,804	40.17	151,721,767	142,876,870
LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class	20,500	18.29	374,883	357,832
LVIP BlackRock Dividend Value Managed Volatility Fund Service Class	40,630,398	18.26	741,829,798	684,503,013
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class	16,609	9.63	159,963	174,661
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class	95,130,214	9.58	910,871,799	982,128,416
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class	6,582,171	10.11	66,565,492	66,957,257
LVIP BlackRock Inflation Protected Bond Fund Standard Class	83,307	10.16	846,230	869,654

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP BlackRock Inflation Protected Bond Fund Service Class	73,697,804	$10.16	$748,622,292	$797,011,537
LVIP BlackRock Multi-Asset Income Fund Standard Class	27,484	9.36	257,194	265,492
LVIP BlackRock Multi-Asset Income Fund Service Class	673,247	9.36	6,300,244	6,403,360
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class	11,144,098	10.46	116,611,838	115,467,362
LVIP Blended Core Equity Managed Volatility Fund Standard Class	6,585	10.67	70,274	69,480
LVIP Blended Core Equity Managed Volatility Fund Service Class	20,129,544	10.67	214,822,499	207,587,847
LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class	73,310	31.00	2,272,238	1,741,375
LVIP Blended Large Cap Growth Managed Volatility Fund Service Class	14,554,730	30.46	443,278,846	416,920,480
LVIP Blended Mid Cap Managed Volatility Fund Standard Class	6,671	11.92	79,493	75,615
LVIP Blended Mid Cap Managed Volatility Fund Service Class	37,984,954	11.61	441,043,299	460,195,607
LVIP Clarion Global Real Estate Fund Standard Class	35,860	9.02	323,600	341,105
LVIP Clarion Global Real Estate Fund Service Class	11,008,515	8.94	98,383,100	91,470,420
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	8,883,797	9.33	82,841,410	83,124,343
LVIP Delaware Bond Fund Standard Class	6,299,743	13.42	84,523,649	84,472,255
LVIP Delaware Bond Fund Service Class	227,993,376	13.42	3,058,987,121	3,146,670,938
LVIP Delaware Diversified Floating Rate Fund Standard Class	134,077	10.05	1,346,801	1,352,155
LVIP Delaware Diversified Floating Rate Fund Service Class	69,972,889	10.02	701,128,339	707,396,307
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	313,290	14.12	4,422,711	4,263,352
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	933,932	14.11	13,173,108	13,125,133
LVIP Delaware Social Awareness Fund Standard Class	202,246	36.84	7,450,941	6,761,858
LVIP Delaware Social Awareness Fund Service Class	1,568,445	36.70	57,555,676	57,719,026
LVIP Delaware Special Opportunities Fund Service Class	1,531,694	38.94	59,642,623	57,781,302
LVIP Dimensional International Equity Managed Volatility Fund Standard Class	153,082	8.76	1,341,000	1,441,196
LVIP Dimensional International Equity Managed Volatility Fund Service Class	29,159,938	8.76	255,441,060	278,743,878
LVIP Dimensional International Core Equity Fund Standard Class	163,095	9.19	1,499,170	1,485,423
LVIP Dimensional International Core Equity Fund Service Class	1,124,564	9.19	10,335,864	10,192,242
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	57,855	27.25	1,576,784	1,984,104
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	1,937,882	27.13	52,574,745	61,134,710
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	117,388	10.80	1,267,909	1,140,659
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	1,390,499	10.80	15,021,563	14,162,947
LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class	266,321	12.97	3,454,714	3,413,750
LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class	38,380,869	12.97	497,607,974	500,409,837
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	522,507	10.41	5,441,383	5,546,761
LVIP Dimensional/Vanguard Total Bond Fund Service Class	45,468,585	10.41	473,509,845	480,199,969
LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class	24,161,825	30.03	725,507,123	757,010,977
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	224,278	9.48	2,126,824	2,208,283
LVIP Franklin Templeton Value Managed Volatility Fund Standard Class	1,042	9.92	10,336	10,074
LVIP Franklin Templeton Value Managed Volatility Fund Service Class	26,059,453	9.93	258,640,052	259,510,546
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	13,164	13.33	175,471	181,590
LVIP Global Conservative Allocation Managed Risk Fund Service Class	94,275,954	13.33	1,256,227,080	1,241,231,004
LVIP Global Growth Allocation Managed Risk Fund Standard Class	307,131	13.06	4,010,518	3,990,531
LVIP Global Growth Allocation Managed Risk Fund Service Class	628,695,419	13.06	8,210,133,478	8,015,516,311
LVIP Global Income Fund Standard Class	57,262	10.87	622,206	631,341
LVIP Global Income Fund Service Class	54,886,516	10.82	594,091,646	628,404,460
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	63,252	13.51	854,724	893,506
LVIP Global Moderate Allocation Managed Risk Fund Service Class	482,166,498	13.51	6,514,069,390	6,350,421,115
LVIP Goldman Sachs Income Builder Fund Standard Class	3,036	9.62	29,223	29,934
LVIP Goldman Sachs Income Builder Fund Service Class	407,811	9.62	3,924,777	3,921,515
LVIP Government Money Market Fund Standard Class	2,636,414	10.00	26,364,157	26,364,156
LVIP Government Money Market Fund Service Class	22,157,678	10.00	221,576,806	221,576,806
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	24,136,777	10.47	252,712,052	244,039,320
LVIP Invesco Select Equity Managed Volatility Fund Standard Class	7,520	9.79	73,654	78,022
LVIP Invesco Select Equity Managed Volatility Fund Service Class	12,860,921	9.79	125,959,860	128,666,717
LVIP JPMorgan High Yield Fund Standard Class	12,591	10.75	135,350	135,952
LVIP JPMorgan High Yield Fund Service Class	15,999,869	10.75	171,966,591	176,095,316
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class	16,744	15.62	261,505	251,756
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class	34,094,916	15.51	528,709,858	489,003,355
LVIP Managed Risk Profile 2010 Fund Service Class	461,070	11.19	5,157,531	4,931,393
LVIP Managed Risk Profile 2020 Fund Service Class	925,127	11.20	10,365,125	9,132,163
LVIP Managed Risk Profile 2030 Fund Service Class	462,571	10.85	5,018,431	4,538,822
LVIP Managed Risk Profile 2040 Fund Service Class	382,453	10.32	3,945,005	3,359,812

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP MFS International Growth Fund Standard Class	2,246	$13.71	$30,784	$31,089
LVIP MFS International Growth Fund Service Class	11,031,998	13.72	151,403,140	141,149,499
LVIP MFS International Equity Managed Volatility Fund Service Class	21,851,055	9.07	198,232,772	211,686,720
LVIP MFS Value Fund Standard Class	1,280	37.93	48,536	48,512
LVIP MFS Value Fund Service Class	23,106,630	37.91	876,018,541	617,083,153
LVIP Mondrian International Value Fund Standard Class	751,578	15.38	11,559,271	12,323,682
LVIP Mondrian International Value Fund Service Class	17,721,297	15.37	272,447,224	296,374,013
LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class	19,505	9.40	183,429	179,173
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	2,930,269	9.41	27,559,185	28,084,290
LVIP PIMCO Low Duration Bond Fund Standard Class	432,230	10.02	4,330,076	4,352,008
LVIP PIMCO Low Duration Bond Fund Service Class	35,399,635	10.02	354,668,940	355,359,289
LVIP Select Core Equity Managed Volatility Fund Standard Class	17,619	11.68	205,856	198,628
LVIP Select Core Equity Managed Volatility Fund Service Class	35,667,401	11.68	416,630,908	409,337,938
LVIP SSGA Bond Index Fund Standard Class	101,977	11.16	1,137,654	1,161,947
LVIP SSGA Bond Index Fund Service Class	87,203,568	11.16	973,191,829	970,380,774
LVIP SSGA Conservative Index Allocation Fund Service Class	5,676,069	12.12	68,765,577	66,876,133
LVIP SSGA Conservative Structured Allocation Fund Standard Class	51,202	11.49	588,258	615,091
LVIP SSGA Conservative Structured Allocation Fund Service Class	16,151,403	11.49	185,531,166	181,506,524
LVIP SSGA Developed International 150 Fund Standard Class	51,830	7.92	410,702	465,709
LVIP SSGA Developed International 150 Fund Service Class	17,264,283	7.93	136,871,234	138,502,254
LVIP SSGA Emerging Markets 100 Fund Standard Class	74,519	8.23	613,441	662,407
LVIP SSGA Emerging Markets 100 Fund Service Class	19,670,290	8.24	161,984,834	186,893,740
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class	48,240	11.23	541,588	554,333
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class	74,640,798	11.23	837,992,237	847,000,738
LVIP SSGA International Index Fund Standard Class	108,426	8.15	883,671	939,702
LVIP SSGA International Index Fund Service Class	31,690,686	8.15	258,374,162	251,116,897
LVIP SSGA International Managed Volatility Fund Standard Class	17,460	8.22	143,466	145,423
LVIP SSGA International Managed Volatility Fund Service Class	40,832,838	8.22	335,768,426	347,673,409
LVIP SSGA Large Cap 100 Fund Standard Class	164,659	13.79	2,269,988	2,343,413
LVIP SSGA Large Cap 100 Fund Service Class	22,308,157	13.77	307,205,635	260,514,496
LVIP SSGA Large Cap Managed Volatility Fund Standard Class	2,874	11.58	33,291	30,682
LVIP SSGA Large Cap Managed Volatility Fund Service Class	22,838,065	11.58	264,510,461	257,346,267
LVIP SSGA Moderate Index Allocation Fund Service Class	15,408,977	13.12	202,104,135	186,817,724
LVIP SSGA Moderate Structured Allocation Fund Standard Class	15,014	12.29	184,452	189,982
LVIP SSGA Moderate Structured Allocation Fund Service Class	62,386,886	12.28	766,110,954	725,786,923
LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class	12,386,157	13.29	164,624,406	149,482,048
LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class	51,239	12.57	643,916	622,257
LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class	33,172,819	12.56	416,650,615	389,518,759
LVIP SSGA S&P 500 Index Fund Standard Class	2,477,464	15.56	38,554,290	31,983,898
LVIP SSGA S&P 500 Index Fund Service Class	58,617,646	15.56	912,090,578	675,096,169
LVIP SSGA Small-Cap Index Fund Standard Class	109,005	28.75	3,134,208	2,799,401
LVIP SSGA Small-Cap Index Fund Service Class	9,584,820	28.74	275,477,296	208,620,762
LVIP SSGA SMID Cap Managed Volatility Fund Standard Class	11,351	11.78	133,715	128,512
LVIP SSGA SMID Cap Managed Volatility Fund Service Class	22,789,391	11.78	268,413,455	252,202,856
LVIP SSGA Small-Mid Cap 200 Fund Standard Class	153,881	14.16	2,179,415	2,177,028
LVIP SSGA Small-Mid Cap 200 Fund Service Class	9,362,458	14.15	132,478,785	118,601,090
LVIP T. Rowe Price Growth Stock Fund Standard Class	20,614	33.21	684,512	654,015
LVIP T. Rowe Price Growth Stock Fund Service Class	7,178,447	32.58	233,888,168	189,813,420
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	135,863	21.51	2,922,412	2,437,919
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	5,616,825	20.80	116,824,342	104,279,403
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	3,428	9.77	33,485	33,544
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	59,806,960	9.77	584,254,189	574,937,985
LVIP Vanguard Domestic Equity ETF Fund Standard Class	38,745	15.89	615,650	507,871
LVIP Vanguard Domestic Equity ETF Fund Service Class	8,553,607	15.88	135,839,839	113,152,470
LVIP Vanguard International Equity ETF Fund Standard Class	78,083	9.21	718,906	738,892
LVIP Vanguard International Equity ETF Fund Service Class	8,224,759	9.21	75,708,903	78,164,539
LVIP Wellington Capital Growth Fund Service Class	8,332,780	35.24	293,680,507	239,747,107
LVIP Wellington Mid-Cap Value Fund Standard Class	10,056	25.20	253,406	244,609
LVIP Wellington Mid-Cap Value Fund Service Class	3,403,533	25.12	85,510,372	66,021,988
MFS VIT Growth Series Initial Class	82,073	38.76	3,181,142	2,460,570
MFS VIT Growth Series Service Class	2,108,289	37.57	79,208,402	76,038,714

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
MFS VIT Total Return Series Initial Class	326,848	$23.18	$7,576,327	$7,622,419
MFS VIT Total Return Series Service Class	1,322,941	22.81	30,176,277	30,254,260
MFS VIT Utilities Series Initial Class	270,618	26.81	7,255,273	6,727,758
MFS VIT Utilities Series Service Class	7,412,833	26.37	195,476,411	204,075,543
MFS VIT II Core Equity Portfolio Service Class	102,698	21.47	2,204,919	2,355,853
MFS VIT II International Value Series Initial Class	14,347	22.57	323,811	330,533
MFS VIT II International Value Series Service Class	782,615	22.23	17,397,539	17,608,650
Morgan Stanley UIF Growth Portfolio Class II	66,834	23.66	1,581,301	1,537,403
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class	1,667,727	16.91	28,201,257	23,751,308
Oppenheimer Global Fund/VA Service Shares	224,126	34.64	7,763,708	7,107,978
Oppenheimer International Growth Fund/VA Non-Service Shares	256,169	2.08	532,832	584,779
Oppenheimer International Growth Fund/VA Service Shares	3,940,557	2.16	8,511,604	9,074,832
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	19,968	24.08	480,841	473,383
Oppenheimer Main Street Small Cap Fund/VA Service Shares	335,020	23.75	7,956,717	7,642,921
PIMCO VIT All Asset All Authority Portfolio Advisor Class	203,684	8.41	1,712,984	1,763,327
PIMCO VIT All Asset All Authority Portfolio Institutional Class	11,665	8.42	98,217	100,206
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	1,622,981	7.95	12,902,695	17,175,354
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	3,870	7.84	30,338	31,176
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	232,647	12.58	2,926,698	2,957,957
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	1,873	12.58	23,566	23,679
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	344,988	10.21	3,522,330	3,519,803
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	3,264	10.21	33,326	33,024
Putnam VT Absolute Return 500 Fund Class IB	217,155	10.03	2,178,060	2,245,204
Putnam VT Global Health Care Fund Class IA	1,193	16.10	19,211	23,258
Putnam VT Global Health Care Fund Class IB	520,875	15.68	8,167,321	8,973,773
Putnam VT Growth & Income Fund Class IB	46,980	25.99	1,221,023	961,261
Putnam VT Income Fund Class IB	369,353	10.90	4,025,949	4,108,586
SIPT VP Market Growth Strategy Fund Class III	177,249	9.93	1,760,083	1,804,598
SIPT VP Market Plus Strategy Fund Class III	177,634	10.06	1,787,003	1,890,430
Templeton Foreign VIP Fund Class 1	1,497	13.89	20,789	24,239
Templeton Foreign VIP Fund Class 4	183,630	13.71	2,517,569	2,567,593
Templeton Global Bond VIP Fund Class 1	91,357	16.85	1,539,363	1,620,974
Templeton Global Bond VIP Fund Class 2	21,840,233	16.25	354,903,793	377,429,261
Templeton Global Bond VIP Fund Class 4	1,079,692	16.63	17,955,277	18,115,540
Templeton Growth VIP Fund Class 2	2,160,222	13.70	29,595,043	27,932,606
UIF Global Infrastructure Portfolio Class I	10,025	7.53	75,484	86,217
UIF Global Infrastructure Portfolio Class II	790,010	7.49	5,917,174	6,325,852
VanEck VIP Global Hard Assets Fund Class S Shares	130,140	23.33	3,036,171	2,790,658
VanEck VIP Global Hard Assets Fund Initial Class Shares	12,390	24.14	299,099	318,621
Virtus Equity Trend Series Class A	105,466	11.27	1,188,608	1,325,660
Virtus Multi-Sector Fixed Income Series Class A	1,134,277	9.14	10,367,290	10,510,779
Virtus Multi-Sector Fixed Income Series Class I	1,456	9.13	13,293	13,272

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2016, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio Class B	136,987	(491,164)	(354,177)
AB VPS International Value Portfolio Class B	907	(1,247)	(340)
AB VPS Large Cap Growth Portfolio Class B	46,578	(120,991)	(74,413)
AB VPS Small/Mid Cap Value Portfolio Class A	24,047	(839)	23,208
AB VPS Small/Mid Cap Value Portfolio Class B	434,082	(890,413)	(456,331)
Alps|Alerian Energy Infrastructure Portfolio Class I	1,154	(2,751)	(1,597)
Alps|Alerian Energy Infrastructure Portfolio Class III	369,292	(124,407)	244,885
Alps|Red Rocks Listed Private Equity Portfolio Class I	28,169	(25,464)	2,705
Alps|Red Rocks Listed Private Equity Portfolio Class III	234,654	(51,956)	182,698
Alps|Stadion Tactical Defensive Portfolio Class I	4,406	—	4,406
Alps|Stadion Tactical Defensive Portfolio Class III	120,733	(247,810)	(127,077)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Alps|Stadion Tactical Growth Portfolio Class III	306,474	(61,623)	244,851
American Century VP Balanced Fund Class II	1,869,393	(108,114)	1,761,279
American Century VP Inflation Protection Fund Class II	2,315	(32)	2,283
American Funds Asset Allocation Fund Class 1	693,252	(32,919)	660,333
American Funds Asset Allocation Fund Class 4	3,810,298	(434,092)	3,376,206
American Funds Blue Chip Income and Growth Fund Class 1	52,580	(20,499)	32,081
American Funds Blue Chip Income and Growth Fund Class 4	920,827	(267,558)	653,269
American Funds Bond Fund Class 1	196,358	(91,766)	104,592
American Funds Capital Income Builder Fund Class 1	57,507	(3,152)	54,355
American Funds Capital Income Builder Fund Class 4	1,653,341	(289,366)	1,363,975
American Funds Global Balanced Fund Class 1	25,894	(7,737)	18,157
American Funds Global Bond Fund Class 1	57,559	(18,359)	39,200
American Funds Global Growth Fund Class 1	22,649	(5,419)	17,230
American Funds Global Growth Fund Class 2	615,016	(1,665,455)	(1,050,439)
American Funds Global Growth Fund Class 4	779,760	(413,362)	366,398
American Funds Global Growth and Income Fund Class 1	43,656	(2,962)	40,694
American Funds Global Small Capitalization Fund Class 1	35,251	(6,581)	28,670
American Funds Global Small Capitalization Fund Class 2	731,339	(2,282,230)	(1,550,891)
American Funds Global Small Capitalization Fund Class 4	239,457	(183,386)	56,071
American Funds Growth Fund Class 1	111,856	(21,417)	90,439
American Funds Growth Fund Class 2	579,794	(7,685,020)	(7,105,226)
American Funds Growth Fund Class 4	2,065,190	(405,421)	1,659,769
American Funds Growth-Income Fund Class 1	58,566	(10,319)	48,247
American Funds Growth-Income Fund Class 2	884,332	(9,983,549)	(9,099,217)
American Funds Growth-Income Fund Class 4	1,331,300	(293,713)	1,037,587
American Funds High-Income Bond Fund Class 1	26,649	(5,813)	20,836
American Funds International Fund Class 1	104,621	(79,485)	25,136
American Funds International Fund Class 2	1,290,896	(4,289,068)	(2,998,172)
American Funds International Fund Class 4	723,484	(238,585)	484,899
American Funds International Growth and Income Fund Class 1	10,660	(19,380)	(8,720)
American Funds Managed Risk Asset Allocation Fund Class P1	29,017	(9,057)	19,960
American Funds Managed Risk Asset Allocation Fund Class P2	3,042,360	(202,663)	2,839,697
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	5,762	(485)	5,277
American Funds Managed Risk Growth Fund Class P1	8,345	(19)	8,326
American Funds Managed Risk Growth-Income Fund Class P1	77	(155)	(78)
American Funds Managed Risk International Fund Class P1	4,563	(5,737)	(1,174)
American Funds Mortgage Fund Class 1	18,377	(7,395)	10,982
American Funds Mortgage Fund Class 4	456,019	(476,477)	(20,458)
American Funds New World Fund Class 1	94,771	(15,369)	79,402
American Funds New World Fund Class 4	721,918	(234,454)	487,464
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	12,915	(2,129)	10,786
BlackRock Global Allocation V.I. Fund Class I	87,328	(34,058)	53,270
BlackRock Global Allocation V.I. Fund Class III	2,087,321	(9,480,078)	(7,392,757)
BlackRock iShares Alternative Strategies V.I. Fund Class I	1,050	(119)	931
BlackRock iShares Alternative Strategies V.I. Fund Class III	312,713	(28,796)	283,917
Catalyst Dividend Capture VA Fund	25,990	(16,606)	9,384
ClearBridge Variable Aggressive Growth Portfolio Class I	2,343	(1,592)	751
ClearBridge Variable Aggressive Growth Portfolio Class II	407,243	(282,922)	124,321
ClearBridge Variable Mid Cap Portfolio Class I	14,292	(3,939)	10,353
ClearBridge Variable Mid Cap Portfolio Class II	574,885	(314,876)	260,009
Delaware VIP Diversified Income Series Standard Class	146,040	(41,359)	104,681
Delaware VIP Diversified Income Series Service Class	8,403,702	(5,218,205)	3,185,497
Delaware VIP Emerging Markets Series Standard Class	27,830	(86)	27,744
Delaware VIP Emerging Markets Series Service Class	930,833	(2,987,967)	(2,057,134)
Delaware VIP High Yield Series Standard Class	126,806	(46,699)	80,107
Delaware VIP High Yield Series Service Class	806,325	(1,667,785)	(861,460)
Delaware VIP International Value Equity Series Standard Class	30	(1,950)	(1,920)
Delaware VIP Limited-Term Diversified Income Series Standard Class	10,764	(13,416)	(2,652)
Delaware VIP Limited-Term Diversified Income Series Service Class	5,120,151	(9,823,959)	(4,703,808)
Delaware VIP REIT Series Standard Class	36,335	(41,248)	(4,913)
Delaware VIP REIT Series Service Class	872,975	(643,797)	229,178
Delaware VIP Small Cap Value Series Standard Class	21,400	(29,229)	(7,829)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware VIP Small Cap Value Series Service Class	779,017	(1,582,772)	(803,755)
Delaware VIP Smid Cap Growth Series Standard Class	5,076	(30,361)	(25,285)
Delaware VIP Smid Cap Growth Series Service Class	587,899	(723,954)	(136,055)
Delaware VIP U.S. Growth Series Service Class	660,947	(1,611,170)	(950,223)
Delaware VIP Value Series Standard Class	43,741	(32,716)	11,025
Delaware VIP Value Series Service Class	2,195,701	(1,243,543)	952,158
Deutsche Alternative Asset Allocation VIP Portfolio Class A	13,603	(9,113)	4,490
Deutsche Alternative Asset Allocation VIP Portfolio Class B	279,735	(475,927)	(196,192)
Deutsche Equity 500 Index VIP Portfolio Class A	1,686	(50,031)	(48,345)
Deutsche Small Cap Index VIP Portfolio Class A	2,477	(20,257)	(17,780)
Eaton Vance VT Floating-Rate Income Fund Initial Class	753,102	(344,226)	408,876
Eaton Vance VT Floating-Rate Income Fund ADV Class	15,785	(16,330)	(545)
Fidelity VIP Contrafund Portfolio Initial Class	87,989	(484)	87,505
Fidelity VIP Contrafund Portfolio Service Class 2	763,150	(4,280,613)	(3,517,463)
Fidelity VIP Equity-Income Portfolio Service Class 2	460	(460)	—
Fidelity VIP Growth Portfolio Initial Class	12,103	(74,783)	(62,680)
Fidelity VIP Growth Portfolio Service Class 2	1,067,786	(1,265,655)	(197,869)
Fidelity VIP Mid Cap Portfolio Initial Class	48,367	(10,386)	37,981
Fidelity VIP Mid Cap Portfolio Service Class 2	1,237,223	(2,803,688)	(1,566,465)
Fidelity VIP Overseas Portfolio Service Class 2	1,053	(1,053)	—
Fidelity VIP Strategic Income Portfolio Initial Class	27,495	(748)	26,747
Fidelity VIP Strategic Income Portfolio Service Class 2	668,412	(92,428)	575,984
First Trust Dorsey Wright Tactical Core Portfolio Class I	514,695	(318,113)	196,582
First Trust Multi Income Allocation Portfolio Class I	221,638	(38,428)	183,210
First Trust Multi Income Allocation Portfolio Class II	4,551	—	4,551
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	716,335	(112,931)	603,404
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	7	(47)	(40)
Franklin Founding Funds Allocation VIP Fund Class 4	225,740	(35,287)	190,453
Franklin Income VIP Fund Class 1	3,935	(72)	3,863
Franklin Income VIP Fund Class 2	1,720,941	(4,465,415)	(2,744,474)
Franklin Income VIP Fund Class 4	813,116	(198,066)	615,050
Franklin Mutual Shares VIP Fund Class 1	54,848	(2,647)	52,201
Franklin Mutual Shares VIP Fund Class 2	683,513	(6,932,420)	(6,248,907)
Franklin Mutual Shares VIP Fund Class 4	211,321	(68,279)	143,042
Franklin Rising Dividends VIP Fund Class 1	18,569	(3,243)	15,326
Franklin Rising Dividends VIP Fund Class 4	685,700	(104,245)	581,455
Franklin Small Cap Value VIP Fund Class 1	2,633	(361)	2,272
Franklin Small Cap Value VIP Fund Class 4	298,153	(38,532)	259,621
Franklin Small-Mid Cap Growth VIP Fund Class 1	17,894	(51)	17,843
Franklin Small-Mid Cap Growth VIP Fund Class 2	2,270	(2,270)	—
Franklin Small-Mid Cap Growth VIP Fund Class 4	159,950	(58,131)	101,819
Goldman Sachs VIT Large Cap Value Fund Service Shares	194,729	(944,514)	(749,785)
Goldman Sachs VIT Government Money Market Fund Institutional Shares	473,055	(411,352)	61,703
Goldman Sachs VIT Government Money Market Fund Service Shares	6,277,338	(5,055,418)	1,221,920
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	107,624	(98,514)	9,110
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares	4,075	(1,034)	3,041
Goldman Sachs VIT Strategic Income Fund Advisor Shares	238,823	(95,582)	143,241
Goldman Sachs VIT Strategic Income Fund Institutional Shares	2,530	(13)	2,517
Guggenheim Long Short Equity Fund	128,284	(136,512)	(8,228)
Guggenheim Multi-Hedge Strategies Fund	185,519	(117,764)	67,755
Hartford Capital Appreciation HLS Fund Class IA	—	(226)	(226)
Hartford Capital Appreciation HLS Fund Class IC	295,764	(79,361)	216,403
Invesco V.I. American Franchise Fund Series I	7,224	(19,141)	(11,917)
Invesco V.I. American Franchise Fund Series II	389	(9,444)	(9,055)
Invesco V.I. Balanced-Risk Allocation Fund Series I	1,470	(3,509)	(2,039)
Invesco V.I. Balanced-Risk Allocation Fund Series II	570,379	(112,448)	457,931
Invesco V.I. Comstock Fund Series I	3,764	(459)	3,305
Invesco V.I. Comstock Fund Series II	130,188	(41,032)	89,156
Invesco V.I. Core Equity Fund Series I	9,447	(61,373)	(51,926)
Invesco V.I. Core Equity Fund Series II	302	(17,832)	(17,530)
Invesco V.I. Diversified Dividend Fund Series I	2,729	(2,819)	(90)
Invesco V.I. Diversified Dividend Fund Series II	1,000,341	(164,045)	836,296

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	2,087	(594)	1,493
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	702,553	(217,695)	484,858
Invesco V.I. Equity and Income Fund Series I	1,542	(5)	1,537
Invesco V.I. Equity and Income Fund Series II	267,160	(52,187)	214,973
Invesco V.I. International Growth Fund Series I	5,607	(25,959)	(20,352)
Invesco V.I. International Growth Fund Series II	576,851	(112,115)	464,736
Ivy VIP Asset Strategy Portfolio	226,305	(307,707)	(81,402)
Ivy VIP Energy Portfolio	515,579	(268,552)	247,027
Ivy VIP High Income Portfolio	540,520	(153,297)	387,223
Ivy VIP Micro Cap Growth Portfolio	159,835	(30,388)	129,447
Ivy VIP Mid Cap Growth Portfolio	288,730	(149,555)	139,175
Ivy VIP Science and Technology Portfolio	464,905	(305,668)	159,237
Janus Aspen Balanced Portfolio Service Shares	72,490	(105,502)	(33,012)
Janus Aspen Enterprise Portfolio Service Shares	21,899	(17,914)	3,985
Janus Aspen Global Research Portfolio Service Shares	1,821	(7,506)	(5,685)
JPMorgan Insurance Trust Global Allocation Portfolio Class 2	212,247	(49,717)	162,530
JPMorgan Insurance Trust Income Builder Portfolio Class 2	104,086	(11,967)	92,119
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1	7,088	(378)	6,710
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2	334,064	(43,903)	290,161
Lord Abbett Bond Debenture Portfolio Class VC	631,757	(65,009)	566,748
Lord Abbett Developing Growth Portfolio Class VC	199,810	(112,401)	87,409
Lord Abbett Fundamental Equity Portfolio Class VC	9,219	(100,929)	(91,710)
Lord Abbett Short Duration Income Portfolio Class VC	800,698	(418,237)	382,461
LVIP American Balanced Allocation Fund Standard Class	289,196	(613,974)	(324,778)
LVIP American Balanced Allocation Fund Service Class	1,253,644	(102,268)	1,151,376
LVIP American Century Select Mid Cap Managed Volatility Fund Service Class	6,448,463	(802,610)	5,645,853
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	6,658	(546)	6,112
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	867,142	(130,083)	737,059
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	19,894	(42,002)	(22,108)
LVIP American Global Growth Allocation Managed Risk Fund Service Class	1,303,337	(395,413)	907,924
LVIP American Global Growth Fund Service Class II	1,106,000	(941,170)	164,830
LVIP American Global Small Capitalization Fund Service Class II	297,691	(652,686)	(354,995)
LVIP American Growth Allocation Fund Standard Class	71,288	(5,934)	65,354
LVIP American Growth Allocation Fund Service Class	747,853	(134,958)	612,895
LVIP American Growth Fund Service Class II	1,353,719	(1,225,366)	128,353
LVIP American Growth-Income Fund Service Class II	1,240,321	(1,002,513)	237,808
LVIP American Income Allocation Fund Standard Class	4,287	(47)	4,240
LVIP American International Fund Service Class II	604,819	(963,715)	(358,896)
LVIP American Preservation Fund Standard Class	7,886	(3,946)	3,940
LVIP American Preservation Fund Service Class	588,804	(184,360)	404,444
LVIP AQR Enhanced Global Strategies Fund Standard Class	6	(1,356)	(1,350)
LVIP AQR Enhanced Global Strategies Fund Service Class	20,265	(267,955)	(247,690)
LVIP Baron Growth Opportunities Fund Standard Class	13,099	(1,327)	11,772
LVIP Baron Growth Opportunities Fund Service Class	368,032	(1,508,437)	(1,140,405)
LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class	12,937	(893)	12,044
LVIP BlackRock Dividend Value Managed Volatility Fund Service Class	11,870,261	(1,332,403)	10,537,858
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	3,757	(21,527)	(17,770)
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	2,780,936	(30,403,349)	(27,622,413)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class	2,545	(12,535)	(9,990)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class	7,659,971	(7,878,064)	(218,093)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class	6,758,538	(102,251)	6,656,287
LVIP BlackRock Inflation Protected Bond Fund Standard Class	27,305	(11,107)	16,198
LVIP BlackRock Inflation Protected Bond Fund Service Class	5,204,215	(5,647,080)	(442,865)
LVIP BlackRock Multi-Asset Income Fund Standard Class	6,268	(4,062)	2,206
LVIP BlackRock Multi-Asset Income Fund Service Class	366,979	(102,908)	264,071
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class	11,633,966	(264,734)	11,369,232
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class	15,389	(48,999)	(33,610)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	1,488,371	(4,453,972)	(2,965,601)
LVIP Blended Core Equity Managed Volatility Fund Standard Class	24	(414)	(390)
LVIP Blended Core Equity Managed Volatility Fund Service Class	8,519,947	(553,785)	7,966,162
LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class	16,398	(15,328)	1,070
LVIP Blended Large Cap Growth Managed Volatility Fund Service Class	7,071,603	(852,905)	6,218,698

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Blended Mid Cap Managed Volatility Fund Standard Class	4,447	(11)	4,436
LVIP Blended Mid Cap Managed Volatility Fund Service Class	16,899,721	(1,323,914)	15,575,807
LVIP Clarion Global Real Estate Fund Standard Class	5,151	(3,761)	1,390
LVIP Clarion Global Real Estate Fund Service Class	856,923	(1,619,276)	(762,353)
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	3,645,792	(321,688)	3,324,104
LVIP Delaware Bond Fund Standard Class	117,175	(705,877)	(588,702)
LVIP Delaware Bond Fund Service Class	22,932,731	(7,701,473)	15,231,258
LVIP Delaware Diversified Floating Rate Fund Standard Class	44,401	(85,289)	(40,888)
LVIP Delaware Diversified Floating Rate Fund Service Class	5,572,849	(8,113,288)	(2,540,439)
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	1,795	(31,174)	(29,379)
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	179,331	(304,710)	(125,379)
LVIP Delaware Social Awareness Fund Standard Class	5,540	(50,621)	(45,081)
LVIP Delaware Social Awareness Fund Service Class	158,129	(422,065)	(263,936)
LVIP Delaware Special Opportunities Fund Service Class	433,190	(453,443)	(20,253)
LVIP Dimensional International Equity Managed Volatility Fund Standard Class	11,899	(59,370)	(47,471)
LVIP Dimensional International Equity Managed Volatility Fund Service Class	3,953,702	(1,787,259)	2,166,443
LVIP Dimensional International Core Equity Fund Standard Class	121,755	(284)	121,471
LVIP Dimensional International Core Equity Fund Service Class	756,431	(235,950)	520,481
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	75,545	(44,344)	31,201
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	778,230	(261,463)	516,767
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	91,353	(30,616)	60,737
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	1,261,467	(229,719)	1,031,748
LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class	34,280	(141,761)	(107,481)
LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class	7,080,812	(1,098,693)	5,982,119
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	208,104	(28,296)	179,808
LVIP Dimensional/Vanguard Total Bond Fund Service Class	9,493,899	(3,241,182)	6,252,717
LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class	9,445,890	(5,384,823)	4,061,067
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	38,975	(33,942)	5,033
LVIP Franklin Templeton Value Managed Volatility Fund Standard Class	1,019	(1,054)	(35)
LVIP Franklin Templeton Value Managed Volatility Fund Service Class	8,146,338	(583,363)	7,562,975
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	12,168	(8,798)	3,370
LVIP Global Conservative Allocation Managed Risk Fund Service Class	6,789,190	(8,578,965)	(1,789,775)
LVIP Global Growth Allocation Managed Risk Fund Standard Class	28	(9,181)	(9,153)
LVIP Global Growth Allocation Managed Risk Fund Service Class	15,549,587	(49,456,813)	(33,907,226)
LVIP Global Income Fund Standard Class	58,594	(223)	58,371
LVIP Global Income Fund Service Class	4,155,194	(3,883,410)	271,784
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	13,763	(8,747)	5,016
LVIP Global Moderate Allocation Managed Risk Fund Service Class	15,070,709	(34,967,265)	(19,896,556)
LVIP Goldman Sachs Income Builder Fund Standard Class	1,555	(747)	808
LVIP Goldman Sachs Income Builder Fund Service Class	201,832	(75,971)	125,861
LVIP Government Money Market Fund Standard Class	1,498,438	(1,703,461)	(205,023)
LVIP Government Money Market Fund Service Class	16,415,574	(18,412,390)	(1,996,816)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	12,733,476	(194,834)	12,538,642
LVIP Invesco Select Equity Managed Volatility Fund Standard Class	337	(675)	(338)
LVIP Invesco Select Equity Managed Volatility Fund Service Class	2,021,367	(1,167,776)	853,591
LVIP JPMorgan High Yield Fund Standard Class	9,244	(206)	9,038
LVIP JPMorgan High Yield Fund Service Class	3,490,259	(2,699,092)	791,167
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class	6,887	(5,111)	1,776
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class	9,672,321	(828,679)	8,843,642
LVIP Managed Risk Profile 2010 Fund Service Class	63,051	(45,370)	17,681
LVIP Managed Risk Profile 2020 Fund Service Class	31,908	(91,536)	(59,628)
LVIP Managed Risk Profile 2030 Fund Service Class	20,490	(139,021)	(118,531)
LVIP Managed Risk Profile 2040 Fund Service Class	15,895	(172,372)	(156,477)
LVIP MFS International Growth Fund Standard Class	1,973	(1,062)	911
LVIP MFS International Growth Fund Service Class	1,242,272	(1,225,235)	17,037
LVIP MFS International Equity Managed Volatility Fund Service Class	4,936,132	(978,421)	3,957,711
LVIP MFS Value Fund Standard Class	3,221	(31)	3,190
LVIP MFS Value Fund Service Class	1,445,091	(4,351,013)	(2,905,922)
LVIP Mondrian International Value Fund Standard Class	22,587	(87,772)	(65,185)
LVIP Mondrian International Value Fund Service Class	1,002,914	(1,937,058)	(934,144)
LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class	19,155	—	19,155
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	1,030,600	(188,037)	842,563

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP PIMCO Low Duration Bond Fund Standard Class	339,142	(67,833)	271,309
LVIP PIMCO Low Duration Bond Fund Service Class	17,595,764	(4,201,251)	13,394,513
LVIP Select Core Equity Managed Volatility Fund Standard Class	16,582	(54,970)	(38,388)
LVIP Select Core Equity Managed Volatility Fund Service Class	3,167,009	(4,439,599)	(1,272,590)
LVIP SSGA Bond Index Fund Standard Class	36,841	(2,306)	34,535
LVIP SSGA Bond Index Fund Service Class	8,617,157	(5,512,816)	3,104,341
LVIP SSGA Conservative Index Allocation Fund Service Class	1,385,417	(1,171,555)	213,862
LVIP SSGA Conservative Structured Allocation Fund Standard Class	3,102	(3,938)	(836)
LVIP SSGA Conservative Structured Allocation Fund Service Class	1,839,366	(1,893,798)	(54,432)
LVIP SSGA Developed International 150 Fund Standard Class	9,461	(1,474)	7,987
LVIP SSGA Developed International 150 Fund Service Class	819,301	(1,793,782)	(974,481)
LVIP SSGA Emerging Markets 100 Fund Standard Class	19,102	(15,958)	3,144
LVIP SSGA Emerging Markets 100 Fund Service Class	1,350,400	(2,423,233)	(1,072,833)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class	8,270	(5,738)	2,532
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class	2,845,984	(7,963,394)	(5,117,410)
LVIP SSGA International Index Fund Standard Class	32,741	(27,516)	5,225
LVIP SSGA International Index Fund Service Class	2,292,494	(1,934,539)	357,955
LVIP SSGA International Managed Volatility Fund Standard Class	19,771	(2,454)	17,317
LVIP SSGA International Managed Volatility Fund Service Class	32,648,299	(934,293)	31,714,006
LVIP SSGA Large Cap 100 Fund Standard Class	35,465	(12,198)	23,267
LVIP SSGA Large Cap 100 Fund Service Class	610,617	(2,321,412)	(1,710,795)
LVIP SSGA Large Cap Managed Volatility Fund Standard Class	2	(4)	(2)
LVIP SSGA Large Cap Managed Volatility Fund Service Class	7,760,905	(542,171)	7,218,734
LVIP SSGA Moderate Index Allocation Fund Service Class	1,680,277	(1,370,028)	310,249
LVIP SSGA Moderate Structured Allocation Fund Standard Class	39	(14)	25
LVIP SSGA Moderate Structured Allocation Fund Service Class	1,751,153	(4,915,840)	(3,164,687)
LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class	1,017,947	(1,171,251)	(153,304)
LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class	59,649	—	59,649
LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class	1,902,804	(3,454,924)	(1,552,120)
LVIP SSGA S&P 500 Index Fund Standard Class	341,653	(276,667)	64,986
LVIP SSGA S&P 500 Index Fund Service Class	3,395,205	(4,971,052)	(1,575,847)
LVIP SSGA Small-Cap Index Fund Standard Class	52,665	(31,101)	21,564
LVIP SSGA Small-Cap Index Fund Service Class	1,280,568	(2,855,490)	(1,574,922)
LVIP SSGA SMID Cap Managed Volatility Fund Standard Class	2,128	(6,045)	(3,917)
LVIP SSGA SMID Cap Managed Volatility Fund Service Class	7,252,374	(699,321)	6,553,053
LVIP SSGA Small-Mid Cap 200 Fund Standard Class	20,292	(17,147)	3,145
LVIP SSGA Small-Mid Cap 200 Fund Service Class	574,490	(834,073)	(259,583)
LVIP T. Rowe Price Growth Stock Fund Standard Class	49,247	(3,271)	45,976
LVIP T. Rowe Price Growth Stock Fund Service Class	1,387,847	(2,902,125)	(1,514,278)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	18,386	(18,204)	182
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	478,679	(617,210)	(138,531)
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	46	(117)	(71)
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	35,795,444	(514,259)	35,281,185
LVIP Vanguard Domestic Equity ETF Fund Standard Class	17,707	(16,592)	1,115
LVIP Vanguard Domestic Equity ETF Fund Service Class	1,895,949	(849,397)	1,046,552
LVIP Vanguard International Equity ETF Fund Standard Class	17,539	(15,271)	2,268
LVIP Vanguard International Equity ETF Fund Service Class	1,357,275	(636,917)	720,358
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class	149	(9,176)	(9,027)
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	1,558,440	(8,616,998)	(7,058,558)
LVIP Wellington Capital Growth Fund Standard Class	506	(506)	—
LVIP Wellington Capital Growth Fund Service Class	789,399	(1,747,338)	(957,939)
LVIP Wellington Mid-Cap Value Fund Standard Class	22,294	—	22,294
LVIP Wellington Mid-Cap Value Fund Service Class	831,316	(655,083)	176,233
MFS VIT Growth Series Initial Class	7,005	(12,322)	(5,317)
MFS VIT Growth Series Service Class	968,847	(212,368)	756,479
MFS VIT Total Return Series Initial Class	364,452	(389,853)	(25,401)
MFS VIT Total Return Series Service Class	2,278,801	(384,131)	1,894,670
MFS VIT Utilities Series Initial Class	7,083	(40,503)	(33,420)
MFS VIT Utilities Series Service Class	773,097	(1,148,762)	(375,665)
MFS VIT II Core Equity Portfolio Service Class	297	(15,526)	(15,229)
MFS VIT II International Value Series Initial Class	17,544	(2,567)	14,977
MFS VIT II International Value Series Service Class	801,738	(175,357)	626,381

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Morgan Stanley UIF Growth Portfolio Class II	10,059	(13,647)	(3,588)
Neuberger Berman AMT Mid Cap Growth Portfolio I Class	503	(503)	—
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class	40,335	(215,622)	(175,287)
Oppenheimer Global Fund/VA Service Shares	36,709	(43,321)	(6,612)
Oppenheimer International Growth Fund/VA Non-Service Shares	5,018	(5,903)	(885)
Oppenheimer International Growth Fund/VA Service Shares	444,633	(126,082)	318,551
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	36,962	(1,204)	35,758
Oppenheimer Main Street Small Cap Fund/VA Service Shares	288,018	(50,625)	237,393
PIMCO VIT All Asset All Authority Portfolio Advisor Class	134,544	(54,849)	79,695
PIMCO VIT All Asset All Authority Portfolio Institutional Class	57	(13,377)	(13,320)
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	622,354	(384,925)	237,429
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	14	(379)	(365)
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	257,694	(127,033)	130,661
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	1,562	(39)	1,523
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	152,456	(74,904)	77,552
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	1,265	(274)	991
Putnam VT Absolute Return 500 Fund Class IA	2,594	(3,537)	(943)
Putnam VT Absolute Return 500 Fund Class IB	61,119	(82,394)	(21,275)
Putnam VT Global Health Care Fund Class IA	1,185	(971)	214
Putnam VT Global Health Care Fund Class IB	357,622	(324,771)	32,851
Putnam VT Growth & Income Fund Class IB	928	(10,080)	(9,152)
Putnam VT Income Fund Class IB	226,198	(22,566)	203,632
SIPT VP Market Growth Strategy Fund Class III	105,085	(14,448)	90,637
SIPT VP Market Plus Strategy Fund Class III	32,854	(9,216)	23,638
Templeton Foreign VIP Fund Class 1	105	(84)	21
Templeton Foreign VIP Fund Class 4	223,136	(115,044)	108,092
Templeton Global Bond VIP Fund Class 1	10,718	(16,693)	(5,975)
Templeton Global Bond VIP Fund Class 2	622,887	(3,302,269)	(2,679,382)
Templeton Global Bond VIP Fund Class 4	784,925	(272,185)	512,740
Templeton Growth VIP Fund Class 2	141,762	(359,542)	(217,780)
Transparent Value Directional Allocation VI Portfolio Class I	4	(3,438)	(3,434)
Transparent Value Directional Allocation VI Portfolio Class II	20,391	(833,523)	(813,132)
UIF Global Infrastructure Portfolio Class I	2,850	(534)	2,316
UIF Global Infrastructure Portfolio Class II	300,737	(78,119)	222,618
VanEck VIP Global Hard Assets Fund Class S Shares	303,626	(121,705)	181,921
VanEck VIP Global Hard Assets Fund Initial Class Shares	12	(3,465)	(3,453)
Virtus Equity Trend Series Class A	19,474	(262,721)	(243,247)
Virtus Multi-Sector Fixed Income Series Class A	474,176	(124,090)	350,086

The change in units outstanding for the year ended December 31, 2015, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio Class B	560,327	(777,059)	(216,732)
AB VPS Growth and Income Portfolio Class B	4,542	(4,542)	—
AB VPS International Value Portfolio Class B	10,585	(10,597)	(12)
AB VPS Large Cap Growth Portfolio Class B	73,207	(149,315)	(76,108)
AB VPS Small/Mid Cap Value Portfolio Class A	2,728	(364)	2,364
AB VPS Small/Mid Cap Value Portfolio Class B	363,678	(804,222)	(440,544)
Alps|Alerian Energy Infrastructure Portfolio Class I	40,458	(23,502)	16,956
Alps|Alerian Energy Infrastructure Portfolio Class III	302,279	(110,014)	192,265
Alps|Red Rocks Listed Private Equity Portfolio Class III	386,045	(12,414)	373,631
Alps|Stadion Tactical Defensive Portfolio Class I	12,257	(19,136)	(6,879)
Alps|Stadion Tactical Defensive Portfolio Class III	579,984	(86,445)	493,539
Alps|Stadion Tactical Growth Portfolio Class III	153,364	(7,736)	145,628
American Century VP Inflation Protection Fund Class II	2,762	(2,762)	—
American Funds Asset Allocation Fund Class 1	231,363	(28,197)	203,166
American Funds Asset Allocation Fund Class 4	4,105,080	(71,419)	4,033,661
American Funds Blue Chip Income and Growth Fund Class 1	21,044	(6,181)	14,863
American Funds Blue Chip Income and Growth Fund Class 4	761,930	(79,611)	682,319
American Funds Bond Fund Class 1	52,624	(17,443)	35,181

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Capital Income Builder Fund Class 1	39,098	(14,775)	24,323
American Funds Capital Income Builder Fund Class 4	1,072,259	(57,508)	1,014,751
American Funds Global Balanced Fund Class 1	462	(2,621)	(2,159)
American Funds Global Bond Fund Class 1	34,065	(12,784)	21,281
American Funds Global Growth Fund Class 1	59,676	(9,534)	50,142
American Funds Global Growth Fund Class 2	838,530	(1,604,039)	(765,509)
American Funds Global Growth Fund Class 4	1,111,257	(77,658)	1,033,599
American Funds Global Growth and Income Fund Class 1	25,382	(3,279)	22,103
American Funds Global Small Capitalization Fund Class 1	7,158	(2,469)	4,689
American Funds Global Small Capitalization Fund Class 2	1,069,097	(2,813,045)	(1,743,948)
American Funds Global Small Capitalization Fund Class 4	373,882	(33,970)	339,912
American Funds Growth Fund Class 1	51,223	(21,474)	29,749
American Funds Growth Fund Class 2	68,259	(10,866,421)	(10,798,162)
American Funds Growth Fund Class 4	2,045,926	(115,829)	1,930,097
American Funds Growth-Income Fund Class 1	26,620	(18,227)	8,393
American Funds Growth-Income Fund Class 2	741,999	(11,343,612)	(10,601,613)
American Funds Growth-Income Fund Class 4	1,642,533	(138,296)	1,504,237
American Funds High-Income Bond Fund Class 1	20,240	(3,464)	16,776
American Funds International Fund Class 1	106,017	(5,885)	100,132
American Funds International Fund Class 2	2,186,893	(3,251,553)	(1,064,660)
American Funds International Fund Class 4	941,544	(52,876)	888,668
American Funds International Growth and Income Fund Class 1	15,726	(10,111)	5,615
American Funds Managed Risk Asset Allocation Fund Class P1	26,053	(13,820)	12,233
American Funds Managed Risk Asset Allocation Fund Class P2	2,170,569	(88,894)	2,081,675
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	140	(1,901)	(1,761)
American Funds Managed Risk Growth Fund Class P1	—	(4,286)	(4,286)
American Funds Managed Risk Growth-Income Fund Class P1	38	(188)	(150)
American Funds Managed Risk International Fund Class P1	4,547	—	4,547
American Funds Mortgage Fund Class 1	3,576	(6,336)	(2,760)
American Funds Mortgage Fund Class 4	554,217	(88,305)	465,912
American Funds New World Fund Class 1	63,675	(11,665)	52,010
American Funds New World Fund Class 4	963,909	(62,148)	901,761
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	5,888	(11,678)	(5,790)
BlackRock Global Allocation V.I. Fund Class I	130,924	(14,824)	116,100
BlackRock Global Allocation V.I. Fund Class III	2,132,510	(7,961,081)	(5,828,571)
BlackRock iShares Alternative Strategies V.I. Fund Class III	55,585	(650)	54,935
Catalyst Dividend Capture VA Fund	3,721	(14,801)	(11,080)
ClearBridge Variable Aggressive Growth Portfolio Class I	5,236	(5,670)	(434)
ClearBridge Variable Aggressive Growth Portfolio Class II	1,401,674	(180,412)	1,221,262
ClearBridge Variable Mid Cap Portfolio Class I	18,551	(2,445)	16,106
ClearBridge Variable Mid Cap Portfolio Class II	1,449,830	(1,180,663)	269,167
Delaware VIP Diversified Income Series Standard Class	187,517	(23,011)	164,506
Delaware VIP Diversified Income Series Service Class	10,234,044	(6,180,499)	4,053,545
Delaware VIP Emerging Markets Series Standard Class	183	(530)	(347)
Delaware VIP Emerging Markets Series Service Class	2,200,221	(1,882,091)	318,130
Delaware VIP High Yield Series Standard Class	186,809	(222,122)	(35,313)
Delaware VIP High Yield Series Service Class	779,717	(2,140,047)	(1,360,330)
Delaware VIP International Value Equity Series Standard Class	5,071	(5,405)	(334)
Delaware VIP Limited-Term Diversified Income Series Standard Class	11,734	(21,101)	(9,367)
Delaware VIP Limited-Term Diversified Income Series Service Class	6,593,143	(8,572,022)	(1,978,879)
Delaware VIP REIT Series Standard Class	15,170	(58,686)	(43,516)
Delaware VIP REIT Series Service Class	793,129	(1,349,231)	(556,102)
Delaware VIP Small Cap Value Series Standard Class	5,216	(20,519)	(15,303)
Delaware VIP Small Cap Value Series Service Class	603,353	(1,695,731)	(1,092,378)
Delaware VIP Smid Cap Growth Series Standard Class	9,068	(31,238)	(22,170)
Delaware VIP Smid Cap Growth Series Service Class	1,101,599	(549,518)	552,081
Delaware VIP U.S. Growth Series Service Class	927,547	(1,844,115)	(916,568)
Delaware VIP Value Series Standard Class	10,997	(44,835)	(33,838)
Delaware VIP Value Series Service Class	1,230,171	(2,059,711)	(829,540)
Deutsche Alternative Asset Allocation VIP Portfolio Class A	14,928	(3,758)	11,170
Deutsche Alternative Asset Allocation VIP Portfolio Class B	621,718	(395,528)	226,190
Deutsche Equity 500 Index VIP Portfolio Class A	23,566	(61,272)	(37,706)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Deutsche Small Cap Index VIP Portfolio Class A	2,860	(25,539)	(22,679)
Eaton Vance VT Floating-Rate Income Fund Initial Class	622,259	(66,972)	555,287
Eaton Vance VT Floating-Rate Income Fund ADV Class	180,830	(16,703)	164,127
Fidelity VIP Contrafund Portfolio Initial Class	14,955	(139)	14,816
Fidelity VIP Contrafund Portfolio Service Class 2	922,469	(3,884,202)	(2,961,733)
Fidelity VIP Growth Portfolio Initial Class	7,433	(36,209)	(28,776)
Fidelity VIP Growth Portfolio Service Class 2	1,132,187	(1,108,901)	23,286
Fidelity VIP Mid Cap Portfolio Initial Class	6,281	(1,285)	4,996
Fidelity VIP Mid Cap Portfolio Service Class 2	984,200	(2,741,629)	(1,757,429)
Fidelity VIP Overseas Portfolio Service Class 2	3,688	(3,688)	—
Fidelity VIP Strategic Income Portfolio Initial Class	17,775	—	17,775
Fidelity VIP Strategic Income Portfolio Service Class 2	222,350	(21,175)	201,175
First Trust Multi Income Allocation Portfolio Class I	308,818	(55,159)	253,659
First Trust Multi Income Allocation Portfolio Class II	290	(290)	—
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	792,544	(93,158)	699,386
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	554	—	554
Franklin Founding Funds Allocation VIP Fund Class 4	337,227	(568,450)	(231,223)
Franklin Income VIP Fund Class 1	6,237	—	6,237
Franklin Income VIP Fund Class 2	1,966,570	(4,849,720)	(2,883,150)
Franklin Income VIP Fund Class 4	1,321,631	(249,862)	1,071,769
Franklin Mutual Shares VIP Fund Class 1	4,443	(34)	4,409
Franklin Mutual Shares VIP Fund Class 2	1,591,544	(5,033,007)	(3,441,463)
Franklin Mutual Shares VIP Fund Class 4	321,722	(41,570)	280,152
Franklin Rising Dividends VIP Fund Class 1	36,048	(4,641)	31,407
Franklin Rising Dividends VIP Fund Class 4	614,584	(50,009)	564,575
Franklin Small Cap Value VIP Fund Class 1	1,917	(389)	1,528
Franklin Small Cap Value VIP Fund Class 4	206,893	(24,831)	182,062
Franklin Small-Mid Cap Growth VIP Fund Class 1	506	(7)	499
Franklin Small-Mid Cap Growth VIP Fund Class 2	2,135	(2,135)	—
Franklin Small-Mid Cap Growth VIP Fund Class 4	235,713	(90,722)	144,991
Goldman Sachs VIT Large Cap Value Fund Service Shares	248,592	(710,741)	(462,149)
Goldman Sachs VIT Government Money Market Fund Institutional Shares	260,005	(209,690)	50,315
Goldman Sachs VIT Government Money Market Fund Service Shares	6,128,819	(3,158,222)	2,970,597
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	305,625	(110,385)	195,240
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares	176	(85)	91
Goldman Sachs VIT Strategic Income Fund Advisor Shares	384,245	(64,683)	319,562
Guggenheim Long Short Equity Fund	365,159	(65,904)	299,255
Guggenheim Multi-Hedge Strategies Fund	346,439	(59,206)	287,233
Hartford Capital Appreciation HLS Fund Class IA	2,871	(14)	2,857
Hartford Capital Appreciation HLS Fund Class IC	545,724	(106,634)	439,090
Invesco V.I. American Franchise Fund Series I	2,310	(19,846)	(17,536)
Invesco V.I. American Franchise Fund Series II	29,746	(14,966)	14,780
Invesco V.I. Balanced-Risk Allocation Fund Series I	2,749	(191)	2,558
Invesco V.I. Balanced-Risk Allocation Fund Series II	533,449	(43,070)	490,379
Invesco V.I. Comstock Fund Series I	7,722	(57)	7,665
Invesco V.I. Comstock Fund Series II	175,088	(51,600)	123,488
Invesco V.I. Core Equity Fund Series I	8,552	(77,905)	(69,353)
Invesco V.I. Core Equity Fund Series II	2,362	(25,655)	(23,293)
Invesco V.I. Diversified Dividend Fund Series I	1,076	(297)	779
Invesco V.I. Diversified Dividend Fund Series II	460,875	(26,542)	434,333
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	895	(1)	894
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	752,217	(37,242)	714,975
Invesco V.I. Equity and Income Fund Series II	478,046	(158,071)	319,975
Invesco V.I. International Growth Fund Series I	27,535	(20,701)	6,834
Invesco V.I. International Growth Fund Series II	941,975	(144,642)	797,333
Ivy VIP Asset Strategy Portfolio	804,469	(130,503)	673,966
Ivy VIP Energy Portfolio	618,588	(89,257)	529,331
Ivy VIP High Income Portfolio	648,703	(48,553)	600,150
Ivy VIP Micro Cap Growth Portfolio	141,124	(19,461)	121,663
Ivy VIP Mid Cap Growth Portfolio	261,545	(26,467)	235,078
Ivy VIP Science and Technology Portfolio	816,504	(31,114)	785,390
Janus Aspen Balanced Portfolio Service Shares	26,306	(161,587)	(135,281)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Aspen Enterprise Portfolio Service Shares	25,484	(32,277)	(6,793)
Janus Aspen Global Research Portfolio Service Shares	2,318	(12,705)	(10,387)
JPMorgan Insurance Trust Global Allocation Portfolio Class 2	230,357	(19,182)	211,175
JPMorgan Insurance Trust Income Builder Portfolio Class 2	26,597	(36)	26,561
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1	1,799	(28)	1,771
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2	478,320	(80,886)	397,434
LVIP American Balanced Allocation Fund Standard Class	78,334	(40,173)	38,161
LVIP American Balanced Allocation Fund Service Class	1,082,325	(94,498)	987,827
LVIP American Century Select Mid Cap Managed Volatility Fund Service Class	8,251,831	(1,660,387)	6,591,444
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	2,501	(499)	2,002
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	1,196,753	(111,675)	1,085,078
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	32,673	(26,033)	6,640
LVIP American Global Growth Allocation Managed Risk Fund Service Class	3,955,684	(187,069)	3,768,615
LVIP American Global Growth Fund Service Class II	1,643,043	(418,937)	1,224,106
LVIP American Global Small Capitalization Fund Service Class II	740,713	(592,395)	148,318
LVIP American Growth Allocation Fund Standard Class	68,891	(27,600)	41,291
LVIP American Growth Allocation Fund Service Class	1,038,308	(21,640)	1,016,668
LVIP American Growth Fund Service Class II	1,332,185	(1,129,708)	202,477
LVIP American Growth-Income Fund Service Class II	1,905,984	(662,361)	1,243,623
LVIP American Income Allocation Fund Standard Class	10	(20)	(10)
LVIP American International Fund Service Class II	1,111,698	(495,237)	616,461
LVIP American Preservation Fund Standard Class	720	(5,449)	(4,729)
LVIP American Preservation Fund Service Class	589,992	(264,887)	325,105
LVIP AQR Enhanced Global Strategies Fund Standard Class	4	(83)	(79)
LVIP AQR Enhanced Global Strategies Fund Service Class	129,529	(7,798)	121,731
LVIP Baron Growth Opportunities Fund Standard Class	45	(1,095)	(1,050)
LVIP Baron Growth Opportunities Fund Service Class	969,120	(919,302)	49,818
LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class	1,209	(13,056)	(11,847)
LVIP BlackRock Dividend Value Managed Volatility Fund Service Class	10,861,928	(825,321)	10,036,607
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	8,648	(4,054)	4,594
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	9,936,690	(327,863)	9,608,827
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class	2,434	(4,759)	(2,325)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class	24,210,536	(3,293,528)	20,917,008
LVIP BlackRock Inflation Protected Bond Fund Standard Class	30,567	(14,795)	15,772
LVIP BlackRock Inflation Protected Bond Fund Service Class	4,794,481	(5,971,672)	(1,177,191)
LVIP BlackRock Multi-Asset Income Fund Standard Class	49,576	(47,299)	2,277
LVIP BlackRock Multi-Asset Income Fund Service Class	293,791	(12,488)	281,303
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class	33,610	—	33,610
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	3,014,003	(48,402)	2,965,601
LVIP Blended Core Equity Managed Volatility Fund Standard Class	1,009	(379)	630
LVIP Blended Core Equity Managed Volatility Fund Service Class	7,142,683	(528,062)	6,614,621
LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class	21,226	(15,169)	6,057
LVIP Blended Large Cap Growth Managed Volatility Fund Service Class	7,913,563	(227,502)	7,686,061
LVIP Blended Mid Cap Managed Volatility Fund Service Class	6,969,952	(1,616,824)	5,353,128
LVIP Clarion Global Real Estate Fund Standard Class	2,440	(475)	1,965
LVIP Clarion Global Real Estate Fund Service Class	1,908,290	(1,617,454)	290,836
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	5,502,661	(12,675)	5,489,986
LVIP Delaware Bond Fund Standard Class	213,211	(801,932)	(588,721)
LVIP Delaware Bond Fund Service Class	20,876,428	(5,110,693)	15,765,735
LVIP Delaware Diversified Floating Rate Fund Standard Class	69,938	(21,901)	48,037
LVIP Delaware Diversified Floating Rate Fund Service Class	6,942,974	(7,885,006)	(942,032)
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	866	(66,533)	(65,667)
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	198,277	(383,317)	(185,040)
LVIP Delaware Social Awareness Fund Standard Class	19,026	(53,805)	(34,779)
LVIP Delaware Social Awareness Fund Service Class	462,568	(540,261)	(77,693)
LVIP Delaware Special Opportunities Fund Service Class	601,735	(588,012)	13,723
LVIP Dimensional International Equity Managed Volatility Fund Standard Class	16,450	(98,374)	(81,924)
LVIP Dimensional International Equity Managed Volatility Fund Service Class	8,290,000	(428,951)	7,861,049
LVIP Dimensional International Core Equity Fund Standard Class	39,701	(1,977)	37,724
LVIP Dimensional International Core Equity Fund Service Class	741,124	(142,844)	598,280
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	47,475	(2,724)	44,751
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	382,662	(450,653)	(67,991)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	54,738	(17)	54,721
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	503,649	(131,191)	372,458
LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class	98,257	(77,798)	20,459
LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class	9,159,959	(759,274)	8,400,685
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	83,106	(212,505)	(129,399)
LVIP Dimensional/Vanguard Total Bond Fund Service Class	9,272,550	(1,782,394)	7,490,156
LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class	17,720,561	(1,280,364)	16,440,197
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	165,014	(6,147)	158,867
LVIP Franklin Templeton Value Managed Volatility Fund Standard Class	72	(958)	(886)
LVIP Franklin Templeton Value Managed Volatility Fund Service Class	10,428,486	(1,041,141)	9,387,345
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	5,094	(73)	5,021
LVIP Global Conservative Allocation Managed Risk Fund Service Class	9,666,403	(5,483,947)	4,182,456
LVIP Global Growth Allocation Managed Risk Fund Standard Class	41,462	(34,909)	6,553
LVIP Global Growth Allocation Managed Risk Fund Service Class	59,727,961	(13,145,257)	46,582,704
LVIP Global Income Fund Standard Class	5,445	—	5,445
LVIP Global Income Fund Service Class	6,564,009	(3,353,114)	3,210,895
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	17,808	(4,957)	12,851
LVIP Global Moderate Allocation Managed Risk Fund Service Class	43,501,526	(12,153,249)	31,348,277
LVIP Goldman Sachs Income Builder Fund Standard Class	45	(45)	—
LVIP Goldman Sachs Income Builder Fund Service Class	229,903	(27,683)	202,220
LVIP Government Money Market Fund Standard Class	1,672,906	(2,017,542)	(344,636)
LVIP Government Money Market Fund Service Class	17,130,063	(18,597,170)	(1,467,107)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	8,881,635	(116,516)	8,765,119
LVIP Invesco Select Equity Managed Volatility Fund Standard Class	568	(389)	179
LVIP Invesco Select Equity Managed Volatility Fund Service Class	5,948,169	(408,210)	5,539,959
LVIP JPMorgan High Yield Fund Standard Class	3,700	(50)	3,650
LVIP JPMorgan High Yield Fund Service Class	3,981,141	(3,357,061)	624,080
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class	8,049	(1,867)	6,182
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class	10,144,514	(535,172)	9,609,342
LVIP Managed Risk Profile 2010 Fund Service Class	56,275	(109,696)	(53,421)
LVIP Managed Risk Profile 2020 Fund Service Class	43,609	(317,795)	(274,186)
LVIP Managed Risk Profile 2030 Fund Service Class	21,330	(94,693)	(73,363)
LVIP Managed Risk Profile 2040 Fund Service Class	48,114	(70,650)	(22,536)
LVIP MFS International Growth Fund Standard Class	5,429	(4,144)	1,285
LVIP MFS International Growth Fund Service Class	1,350,370	(1,343,899)	6,471
LVIP MFS International Equity Managed Volatility Fund Service Class	9,562,473	(319,639)	9,242,834
LVIP MFS Value Fund Standard Class	187	(3)	184
LVIP MFS Value Fund Service Class	1,601,688	(4,306,099)	(2,704,411)
LVIP Mondrian International Value Fund Standard Class	19,155	(108,728)	(89,573)
LVIP Mondrian International Value Fund Service Class	1,408,636	(1,914,413)	(505,777)
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	1,692,000	(84,457)	1,607,543
LVIP PIMCO Low Duration Bond Fund Standard Class	160,083	(18,660)	141,423
LVIP PIMCO Low Duration Bond Fund Service Class	17,729,670	(833,687)	16,895,983
LVIP Select Core Equity Managed Volatility Fund Standard Class	39,138	(20,383)	18,755
LVIP Select Core Equity Managed Volatility Fund Service Class	15,331,956	(390,738)	14,941,218
LVIP SSGA Bond Index Fund Standard Class	29,483	(3,085)	26,398
LVIP SSGA Bond Index Fund Service Class	4,329,189	(7,044,852)	(2,715,663)
LVIP SSGA Conservative Index Allocation Fund Service Class	1,382,818	(960,469)	422,349
LVIP SSGA Conservative Structured Allocation Fund Standard Class	42,366	(2,386)	39,980
LVIP SSGA Conservative Structured Allocation Fund Service Class	1,892,358	(2,412,300)	(519,942)
LVIP SSGA Developed International 150 Fund Standard Class	5,086	(912)	4,174
LVIP SSGA Developed International 150 Fund Service Class	1,610,751	(1,615,948)	(5,197)
LVIP SSGA Emerging Markets 100 Fund Standard Class	17,859	(4,648)	13,211
LVIP SSGA Emerging Markets 100 Fund Service Class	2,679,905	(1,092,604)	1,587,301
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class	22,477	(3,530)	18,947
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class	9,092,824	(4,403,627)	4,689,197
LVIP SSGA International Index Fund Standard Class	49,750	(8,251)	41,499
LVIP SSGA International Index Fund Service Class	1,834,081	(2,819,967)	(985,886)
LVIP SSGA International Managed Volatility Fund Service Class	7,771,268	(229,286)	7,541,982
LVIP SSGA Large Cap 100 Fund Standard Class	10,412	(4,840)	5,572
LVIP SSGA Large Cap 100 Fund Service Class	903,568	(1,944,365)	(1,040,797)
LVIP SSGA Large Cap Managed Volatility Fund Standard Class	2,738	(2)	2,736

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP SSGA Large Cap Managed Volatility Fund Service Class	8,437,383	(804,189)	7,633,194
LVIP SSGA Moderate Index Allocation Fund Service Class	1,613,456	(1,240,681)	372,775
LVIP SSGA Moderate Structured Allocation Fund Standard Class	17,102	—	17,102
LVIP SSGA Moderate Structured Allocation Fund Service Class	1,873,028	(5,174,955)	(3,301,927)
LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class	1,459,855	(1,587,597)	(127,742)
LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class	1,983,792	(2,011,425)	(27,633)
LVIP SSGA S&P 500 Index Fund Standard Class	136,075	(335,342)	(199,267)
LVIP SSGA S&P 500 Index Fund Service Class	6,003,893	(5,653,061)	350,832
LVIP SSGA Small-Cap Index Fund Standard Class	61,858	(9,752)	52,106
LVIP SSGA Small-Cap Index Fund Service Class	1,505,491	(1,779,595)	(274,104)
LVIP SSGA SMID Cap Managed Volatility Fund Standard Class	14,708	(6,429)	8,279
LVIP SSGA SMID Cap Managed Volatility Fund Service Class	9,919,638	(190,927)	9,728,711
LVIP SSGA Small-Mid Cap 200 Fund Standard Class	24,011	(11,870)	12,141
LVIP SSGA Small-Mid Cap 200 Fund Service Class	994,996	(563,815)	431,181
LVIP T. Rowe Price Growth Stock Fund Standard Class	5,009	(184)	4,825
LVIP T. Rowe Price Growth Stock Fund Service Class	4,819,759	(758,358)	4,061,401
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	37,434	(32,288)	5,146
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	1,347,179	(417,088)	930,091
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	3,446	—	3,446
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	24,692,694	—	24,692,694
LVIP Vanguard Domestic Equity ETF Fund Standard Class	10,727	(5,211)	5,516
LVIP Vanguard Domestic Equity ETF Fund Service Class	1,517,412	(789,766)	727,646
LVIP Vanguard International Equity ETF Fund Standard Class	36,202	(5,128)	31,074
LVIP Vanguard International Equity ETF Fund Service Class	1,985,173	(490,515)	1,494,658
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class	9,646	(619)	9,027
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	5,951,176	(25,803)	5,925,373
LVIP Wellington Capital Growth Fund Service Class	934,635	(2,511,144)	(1,576,509)
LVIP Wellington Mid-Cap Value Fund Service Class	661,314	(5,322,060)	(4,660,746)
Lord Abbett Bond Debenture Portfolio Class VC	667,148	(88,985)	578,163
Lord Abbett Developing Growth Portfolio Class VC	378,014	(101,229)	276,785
Lord Abbett Fundamental Equity Portfolio Class VC	18,995	(77,826)	(58,831)
Lord Abbett Short Duration Income Portfolio Class VC	1,199,844	(128,656)	1,071,188
MFS VIT Core Equity Series Service Class	130	(128,669)	(128,539)
MFS VIT Growth Series Initial Class	6,345	(12,256)	(5,911)
MFS VIT Growth Series Service Class	952,704	(423,731)	528,973
MFS VIT Total Return Series Initial Class	3,824	(69,761)	(65,937)
MFS VIT Total Return Series Service Class	12,669	(13,131)	(462)
MFS VIT Utilities Series Initial Class	19,388	(64,403)	(45,015)
MFS VIT Utilities Series Service Class	782,251	(1,035,628)	(253,377)
MFS VIT II Core Equity Portfolio Service Class	142,371	(23,587)	118,784
MFS VIT II International Value Series Initial Class	11,931	(3,885)	8,046
MFS VIT II International Value Series Service Class	882,615	(24,848)	857,767
Morgan Stanley UIF Growth Portfolio Class II	7,846	(12,749)	(4,903)
Neuberger Berman AMT Mid Cap Growth Portfolio I Class	1,254	(1,254)	—
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class	47,958	(229,120)	(181,162)
Oppenheimer Global Fund/VA Service Shares	27,289	(62,644)	(35,355)
Oppenheimer International Growth Fund/VA Non-Service Shares	2,776	(1,507)	1,269
Oppenheimer International Growth Fund/VA Service Shares	597,962	(86,116)	511,846
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	418,618	(415,140)	3,478
Oppenheimer Main Street Small Cap Fund/VA Service Shares	360,334	(14)	360,320
PIMCO VIT All Asset All Authority Portfolio Advisor Class	75,827	(44,830)	30,997
PIMCO VIT All Asset All Authority Portfolio Institutional Class	15,782	(2,200)	13,582
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	425,539	(220,007)	205,532
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	4,619	—	4,619
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	107,072	(38,986)	68,086
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	702	(5)	697
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	266,298	(48,521)	217,777
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	9,327	(7,093)	2,234
Putnam VT Absolute Return 500 Fund Class IA	943	—	943
Putnam VT Absolute Return 500 Fund Class IB	244,290	(85,003)	159,287
Putnam VT Global Health Care Fund Class IA	1,957	(18)	1,939
Putnam VT Global Health Care Fund Class IB	495,951	(165,486)	330,465

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Growth & Income Fund Class IB	1,215	(22,775)	(21,560)
Putnam VT Income Fund Class IB	236,081	(22,029)	214,052
SIPT VP Market Growth Strategy Fund Class III	113,531	(55,779)	57,752
SIPT VP Market Plus Strategy Fund Class III	52,215	(11,553)	40,662
Templeton Foreign VIP Fund Class 1	141	(76)	65
Templeton Foreign VIP Fund Class 4	153,422	(36,668)	116,754
Templeton Global Bond VIP Fund Class 1	109,810	(43,380)	66,430
Templeton Global Bond VIP Fund Class 2	864,808	(3,412,816)	(2,548,008)
Templeton Global Bond VIP Fund Class 4	1,048,357	(70,813)	977,544
Templeton Growth VIP Fund Class 2	144,861	(486,615)	(341,754)
Transparent Value Directional Allocation VI Portfolio Class I	109	(186)	(77)
Transparent Value Directional Allocation VI Portfolio Class II	434,383	(738,329)	(303,946)
UIF Global Infrastructure Portfolio Class I	228	—	228
UIF Global Infrastructure Portfolio Class II	376,027	(170,504)	205,523
VanEck VIP Global Hard Assets Fund Class S Shares	232,428	(63,311)	169,117
VanEck VIP Global Hard Assets Fund Initial Class Shares	36,491	(16,648)	19,843
Virtus Equity Trend Series Class A	318,324	(204,597)	113,727
Virtus Equity Trend Series Class I	—	(14,402)	(14,402)
Virtus Multi-Sector Fixed Income Series Class A	575,275	(46,697)	528,578
Virtus Multi-Sector Fixed Income Series Class I	17,809	(16,546)	1,263

7. Subsequent Event

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

Board of Directors of The Lincoln National Life Insurance Company
and

Contract Owners of Lincoln Life Variable Annuity Account N

We have audited the accompanying statements of assets and liabilities of Lincoln Life Variable Annuity Account N ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2016, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the fund companies, or their transfer agent, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln Life Variable Annuity Account N at December 31, 2016, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
April 7, 2017

Lincoln Life Variable Annuity Account N
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement.
2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement:
Statement of Assets and Liabilities - December 31, 2016
Statement of Operations - Year ended December 31, 2016
Statements of Changes in Net Assets - Years ended December 31, 2016 and 2015
Notes to Financial Statements - December 31, 2016
Report of Independent Registered Public Accounting Firm
3. Part B
The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:
Consolidated Balance Sheets - Years ended December 31, 2016 and 2015
Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2016, 2015 and 2014
Consolidated Statements of Stockholder’s Equity - Years ended December 31, 2016, 2015 and 2014
Consolidated Statements of Cash Flows - Years ended December 31, 2016, 2015 and 2014
Notes to Consolidated Financial Statements - December 31, 2016
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.
(2) None
(3)(a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.
(b) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.
(c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.
(d) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.
(e) ChoicePlus Selling Agreement for Affiliates incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.
(f) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(4)(a) Annuity Contract (30070-A 8/03) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-138190) filed on October 25, 2006.
(b) Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(c) Interest Adjusted Fixed Account Rider (32143) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(d) DCA Fixed Account Rider (32145) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-135039) filed on June 15, 2006.
(e) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(f) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(g) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(h) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(i) EGMDB prorate Rider (32149 5/03) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(j) GOP prorate Rider (32148 5/03) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(k) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-35780) filed on June 9, 2004.
(l) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36136) filed on April 4, 2006.
(m) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(n) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(o) Contract Benefit Data for Account Value Death Benefit (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(p) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(q) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(r) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(s) Variable Annuity Rider (32793 5/06) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-36304) filed on June 7, 2006.
(t) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.
(u) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.
(v) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(w) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(x) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(y) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(z) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
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(aa) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(bb) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(cc) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(dd) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(ee) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(ff) Long-Term Care Benefits Rider (AR 518 3/10 Level) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(gg) Long-Term Care Benefits Rider (AR 519 3/10 Growth) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(hh) Contract Amendment for LTC Benefits (AA 531 3/10) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(ii) LTC Fixed Account Rider (AR 532) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(jj) LTC Benefit Specifications (AS 533) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(kk) Long-Term Care Coverage Endorsement (AE 517) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(ll) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.
(mm) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration on Form N-4 (File No. 333-181612) filed on May 23, 2012.
(nn) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-181616) filed on April 8, 2015.
(oo) Variable Annuity Living Benefits Rider (Market Select Advantage) (AR-587) incorporated herein by reference to Post-Effective Amendment No. 55 (File No. 333-63505) filed on October 1, 2015.
(pp) Variable Annuity Living Benefit Rider (Market Select Advantage) (AR-591) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(qq) Variable Annuity Living Benefits Rider (AR-600) (Lincoln Max 6 SelectSM Advantage) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-135039) filed on April 7, 2017.
(5)(a) Application (CPAA 1/08) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.
(b) Application for Fee-based version (CPAAFB 1/08) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.
(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.
(b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of December 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.
(i) Amendments to the Automatic Indemnity Reinsurance Agreement incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-138190) filed on November 5, 2013.
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(b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.
(i) Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.
(c) Third Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-170529) filed on April 26, 2016.
(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(ii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(iii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(iv) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(v) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(vi) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(vii) Deutsche Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015
(viii) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(ix) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(x) Goldman Sachs Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xi) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(xii) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC Agreement incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xiii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(xiv) Lord Abbett Series Fund incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.
(xv) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xvi) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xvii) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xviii) Universal Institutional Funds, Inc./Morgan Stanley incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xix) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-193272) filed on April 13, 2016.
(xx) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507)
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filed on April 3, 2017.
(xxi) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015; amendment incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-193272) filed on June 4, 2015.
(b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.
(iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(iv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(vi) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(viii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ix) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(x) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.
(xi) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(c) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.
(9) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-138190) filed on July 2, 2007.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm
(b) Power of Attorney – Principal Officers and Directors of The Lincoln National Life Insurance Company
(11) Not applicable
(12) Not applicable
(13) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
B-5

Name	Positions and Offices with Depositor
Ellen G. Cooper*	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Randal J. Freitag*	Executive Vice President, Chief Financial Officer and Director
Wilford H. Fuller*	Executive Vice President and Director
Dennis R. Glass*	President and Director
Andrea D. Goodrich*	Senior Vice President and Secretary
Christine Janofsky*	Senior Vice President, Chief Accounting Officer and Controller
Keith J. Ryan**	Vice President and Director
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
***Principal business address is 350 Church Street, Hartford, Connecticut 06096
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.
Item 27. Number of Contractowners
As of February 28, 2017 there were 357,341 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities;
B-6

Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.
(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.
SIGNATURES
(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 43 to the Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 26th day of April, 2017.
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Lincoln Life Variable Annuity Account N (Registrant) Lincoln ChoicePlus AssuranceSM (A Share/Class)
By:	/s/ Kimberly A. Genovese Kimberly A. Genovese Assistant Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Stephen R. Turer Stephen R. Turer (Signature-Officer of Depositor) Senior Vice President, The Lincoln National Life Insurance Company (Title)
(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 26, 2017.
Signature	Title
* Dennis R. Glass	President and Director (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* Wilford H. Fuller	Executive Vice President and Director
* Keith J. Ryan	Vice President and Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney
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